UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2017

Item 1. Reports to Stockholders.

Semiannual Report

JANUARY 31, 2017

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPSX
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
25	Expense Examples

Schedules of Portfolio Investments
32	Bull ProFund
34	Mid-Cap ProFund
40	Small-Cap ProFund
43	NASDAQ-100 ProFund
46	Large-Cap Value ProFund
51	Large-Cap Growth ProFund
56	Mid-Cap Value ProFund
60	Mid-Cap Growth ProFund
64	Small-Cap Value ProFund
70	Small-Cap Growth ProFund
75	Europe 30 ProFund
76	UltraBull ProFund
79	UltraMid-Cap ProFund
85	UltraSmall-Cap ProFund
88	UltraDow 30 ProFund
90	UltraNASDAQ-100 ProFund
93	UltraInternational ProFund
94	UltraEmerging Markets ProFund
96	UltraLatin America ProFund
98	UltraChina ProFund
100	UltraJapan ProFund
101	Bear ProFund
102	Short Small-Cap ProFund
103	Short NASDAQ-100 ProFund
104	UltraBear ProFund
105	UltraShort Mid-Cap ProFund
106	UltraShort Small-Cap ProFund
107	UltraShort Dow 30 ProFund
108	UltraShort NASDAQ-100 ProFund
109	UltraShort International ProFund
110	UltraShort Emerging Markets ProFund
111	UltraShort Latin America ProFund
112	UltraShort China ProFund
113	UltraShort Japan ProFund
114	Banks UltraSector ProFund
116	Basic Materials UltraSector ProFund
118	Biotechnology UltraSector ProFund
120	Consumer Goods UltraSector ProFund
122	Consumer Services UltraSector ProFund
125	Financials UltraSector ProFund
130	Health Care UltraSector ProFund
133	Industrials UltraSector ProFund
136	Internet UltraSector ProFund
138	Mobile Telecommunications UltraSector ProFund
139	Oil & Gas UltraSector ProFund
141	Oil Equipment, Services & Distribution UltraSector ProFund
143	Pharmaceuticals UltraSector ProFund
144	Precious Metals UltraSector ProFund
145	Real Estate UltraSector ProFund
148	Semiconductor UltraSector ProFund
150	Technology UltraSector ProFund
153	Telecommunications UltraSector ProFund
154	Utilities UltraSector ProFund
156	Short Oil & Gas ProFund
157	Short Precious Metals ProFund
158	Short Real Estate ProFund
159	U.S. Government Plus ProFund
160	Rising Rates Opportunity 10 ProFund
161	Rising Rates Opportunity ProFund
162	Rising U.S. Dollar ProFund
164	Falling U.S. Dollar ProFund
167	Statements of Assets and Liabilities
181	Statements of Operations
195	Statements of Changes in Net Assets
221	Financial Highlights
253	Notes to Financial Statements
286	Board Approval of Investment Advisory Agreement

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Semiannual Report to shareholders for the six months ended January 31, 2017.

Global Equity Markets Strong

Equity markets around the world posted gains for the six-month period. U.S. equity markets resumed their upward climb, accelerating the pace following the presidential election as investors cheered the pro-business rhetoric of the incoming administration. All the major indexes reached new record highs, with the Dow® breaking through the psychologically important 20,000 barrier. The Dow gained 9.2%, the S&P 500® rose 6.0%, the NASDAQ-100® added 8.8% and the S&P MidCap 400® was up 9.1%. Small-cap stocks were the biggest gainers, with the Russell 2000® rising 12.4%.

Six of the 10 Dow Jones U.S. Industry Indices saw gains during the period. Financials, technology and basic materials — all cyclical sectors — were the biggest gainers, up 15.6%, 11.2% and 9.5%, respectively. Defensive sectors health care, utilities and telecommunications were down 4.7%, 3.4% and 3.3%, respectively. Precious metals (not one of the 10 Dow Jones U.S. Industry Indices) dropped 20.8%.

Markets outside North America posted solid results, with emerging markets enjoying the biggest gains. The MSCI EAFE Index, which covers developed markets outside North America, rose 3.5%, the MSCI Europe increased 2.9% and Japan’s Nikkei Index was up 4.9%. The BNY Mellon Emerging Markets 50 ADR Index gained 8.4%, powered by strong performances in Latin America and China, with the BNY Mellon Latin America 35 ADR Index up 13.7% and the BNY China Select ADR Index rising 9.2%. European stocks, plagued by uncertainty surrounding Brexit in the first part of the period, got a boost in the second half from the prospect of pro-growth policies coming from a Trump presidency. Japan’s stock market also was buoyed by Trump’s victory. Emerging markets saw strong inflows following the Brexit vote, reversed course sharply after the U.S. presidential election, then recovered in January, as investors began to focus on the benefits of low valuations, rising commodity prices and strong global growth.

Fixed Income Markets Decline

U.S. fixed income markets declined sharply following the presidential election. Long-dated Treasurys were the biggest losers, with the Ryan Labs 30 Year Treasury Index off 15.8% and the Ryan Labs 10 Year Treasury Index down 7.9%. Credit markets were mixed. Investment grade credit lost 3.7%, as measured by the Markit iBoxx® $ Liquid Investment Grade Index. High yield, on the other hand, paralleled the advance in stocks, gaining 5.2%, as measured by the Markit iBoxx® $ Liquid High Yield Index. The Barclays U.S. Aggregate Bond Index®, a broad measure of U.S. fixed income markets, was off 3.0%.

Significant Flows

Not surprisingly, the majority of net inflows during the period went to the small- and mid-cap ProFunds, in line with investor enthusiasm for small- and mid-cap stocks following the presidential election. Sector ProFunds saw net outflows, with the bulk coming from the leveraged Biotech and Telecom ProFunds.

Thank you for choosing ProFunds. In good times and bad, we offer tools to help you express your view and manage risk. We appreciate the trust and confidence you have placed in us.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Bull ProFund

Investment Objective: The Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Futures Contracts	14%
Swap Agreements	46%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.3%
Microsoft Corp.	1.0%
Alphabet, Inc.	1.0%
Exxon Mobil Corp.	0.7%
Amazon.com, Inc.	0.7%

S&P 500 — Composition

% of Index
Information Technology	21%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	7%
Utilities	3%
Materials	3%
Real Estate	3%
Telecommunication Services	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	2%
Swap Agreements	53%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.3%
The WhiteWave Foods Co.	0.3%
Raymond James Financial, Inc.	0.3%
ResMed, Inc.	0.3%
Ingredion, Inc.	0.3%

S&P MidCap 400 — Composition

% of Index
Information Technology	19%
Financials	17%
Industrials	15%
Consumer Discretionary	11%
Real Estate	10%
Materials	8%
Health Care	7%
Utilities	5%
Consumer Staples	4%
Energy	4%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	31%
Futures Contracts	15%
Swap Agreements	54%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Advanced Micro Devices, Inc.	0.1%
Microsemi Corp.	0.1%
The Chemours Co.	0.1%
Prosperity Bancshares, Inc.	0.1%
Webster Financial Corp.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Industrials	15%
Health Care	13%
Consumer Discretionary	12%
Real Estate	8%
Materials	5%
Energy	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	22%
Swap Agreements	18%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.5%
Alphabet, Inc.	5.2%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.9%
Facebook, Inc.	3.1%

NASDAQ-100 Index — Composition

% of Index
Information Technology	58%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.8%
Berkshire Hathaway, Inc.	3.4%
JPMorgan Chase & Co.	3.3%
AT&T, Inc.	2.8%
Wells Fargo & Co.	2.8%

S&P 500 Value Index — Composition

% of Index
Financials	26%
Energy	12%
Health Care	12%
Consumer Staples	12%
Industrials	9%
Information Technology	7%
Consumer Discretionary	7%
Utilities	6%
Telecommunication Services	4%
Materials	3%
Real Estate	2%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Alphabet, Inc.	4.7%
Amazon.com, Inc.	3.1%
Facebook, Inc.	2.9%

S&P 500 Growth Index — Composition

% of Index
Information Technology	34%
Consumer Discretionary	17%
Health Care	15%
Industrials	12%
Consumer Staples	7%
Financials	4%
Real Estate	4%
Energy	3%
Materials	2%
Telecommunication Services	1%
Utilities	1%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Everest Re Group, Ltd.	1.2%
Alleghany Corp.	1.2%
Reinsurance Group of America, Inc.	1.0%
Atmos Energy Corp.	1.0%
UGI Corp.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financials	24%
Industrials	12%
Information Technology	12%
Consumer Discretionary	10%
Materials	9%
Real Estate	9%
Utilities	8%
Energy	6%
Health Care	5%
Consumer Staples	5%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	1.1%
The WhiteWave Foods Co.	1.1%
Synopsys, Inc.	1.1%
CDK Global, Inc.	1.1%
Huntington Ingalls Industries, Inc.	1.1%

S&P MidCap 400 Growth Index — Composition

% of Index
Information Technology	22%
Industrials	17%
Financials	13%
Consumer Discretionary	12%
Real Estate	12%
Health Care	9%
Materials	7%
Consumer Staples	3%
Utilities	3%
Energy	2%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wintrust Financial Corp.	1.1%
ALLETE, Inc.	1.0%
Spire, Inc.	0.9%
CACI International, Inc.	0.9%
ProAssurance Corp.	0.9%

S&P SmallCap 600 Value Index — Composition

% of Index
Financials	19%
Industrials	19%
Consumer Discretionary	17%
Information Technology	12%
Health Care	9%
Materials	7%
Real Estate	5%
Energy	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Take-Two Interactive Software, Inc.	1.2%
U.S. Silica Holdings, Inc.	1.1%
Coherent, Inc.	1.0%
MKS Instruments, Inc.	0.9%
Home BancShares, Inc.	0.9%

S&P SmallCap 600 Growth Index — Composition

% of Index
Information Technology	20%
Industrials	19%
Financials	17%
Health Care	14%
Consumer Discretionary	11%
Real Estate	7%
Materials	5%
Energy	3%
Consumer Staples	2%
Utilities	1%
Telecommunication Services	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	7.1%
TOTAL S.A.	4.8%
Unilever N.V.	4.6%
British American Tobacco PLC	4.6%
S.A.P. SE	4.5%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Energy	21%
Financials	20%
Information Technology	14%
Health Care	11%
Consumer Staples	9%
Telecommunication Services	9%
Materials	8%
Industrials	5%
Utilities	3%

Country Composition
United Kingdom	47%
Netherlands	16%
France	10%
Spain	7%
Other	20%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	12%
Swap Agreements	138%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.7%
Microsoft Corp.	1.3%
Alphabet, Inc.	1.2%
Exxon Mobil Corp.	0.9%
Amazon.com, Inc.	0.8%

S&P 500 — Composition

% of Index
Information Technology	21%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	7%
Utilities	3%
Materials	3%
Real Estate	3%
Telecommunication Services	3%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	3%
Swap Agreements	133%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.5%
The WhiteWave Foods Co.	0.4%
Raymond James Financial, Inc.	0.4%
ResMed, Inc.	0.4%
Ingredion, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Information Technology	19%
Financials	17%
Industrials	15%
Consumer Discretionary	11%
Real Estate	10%
Materials	8%
Health Care	7%
Utilities	5%
Consumer Staples	4%
Energy	4%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	37%
Futures Contracts	7%
Swap Agreements	156%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Advanced Micro Devices, Inc.	0.1%
Microsemi Corp.	0.1%
The Chemours Co.	0.1%
Prosperity Bancshares, Inc.	0.1%
Webster Financial Corp.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Industrials	15%
Health Care	13%
Consumer Discretionary	12%
Real Estate	8%
Materials	5%
Energy	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	15%
Swap Agreements	113%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Goldman Sachs Group, Inc.	5.7%
3M Co.	4.3%
International Business Machines Corp.	4.3%
The Boeing Co.	4.0%
UnitedHealth Group, Inc.	4.0%

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Information Technology	17%
Financials	17%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	7%
Energy	7%
Materials	3%
Telecommunication Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	10%
Swap Agreements	128%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.8%
Alphabet, Inc.	5.4%
Microsoft Corp.	5.3%
Amazon.com, Inc.	4.1%
Facebook, Inc.	3.2%

NASDAQ-100 Index — Composition

% of Index
Information Technology	58%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI EAFE Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	21%
Industrials	14%
Consumer Discretionary	12%
Consumer Staples	11%
Health Care	11%
Materials	8%
Information Technology	6%
Energy	5%
Telecommunication Services	5%
Real Estate	4%
Utilities	3%

Country Composition
Japan	24%
United Kingdom	15%
France	10%
Germany	9%
Australia	8%
Other	34%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	111%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Alibaba Group Holding, Ltd.	10.2%
China Mobile, Ltd.	5.8%
Baidu, Inc.	4.4%
Itau Unibanco Holding S.A.	3.5%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	37%
Financials	17%
Telecommunication Services	14%
Energy	10%
Materials	9%
Consumer Discretionary	7%
Consumer Staples	4%
Utilities	2%

Country Composition
China	33%
Brazil	19%
Taiwan	14%
India	8%
South Korea	8%
Other	18%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	127%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Itau Unibanco Holding S.A.	9.2%
Vale S.A.	7.6%
Petroleo Brasileiro S.A.	7.2%
Banco Bradesco S.A.	6.9%
Ambev S.A.	5.7%

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Financials	29%
Materials	18%
Consumer Staples	16%
Energy	14%
Utilities	8%
Telecommunication Services	7%
Industrials	5%
Consumer Discretionary	3%

Country Composition
Brazil	65%
Mexico	18%
Chile	9%
Other	8%

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	109%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	9.3%
China Mobile, Ltd.	7.2%
Baidu, Inc.	6.3%
JD.com, Inc.	5.0%
China Petroleum & Chemical Corp.	4.6%

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	40%
Consumer Discretionary	21%
Energy	14%
Telecommunication Services	14%
Financials	5%
Utilities	2%
Materials	2%
Health Care	2%

Country Composition
China	100%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	24%
Consumer Discretionary	20%
Information Technology	15%
Health Care	10%
Consumer Staples	9%
Telecommunication Services	9%
Materials	8%
Financials	3%
Real Estate	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(84)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	21%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	7%
Utilities	3%
Materials	3%
Real Estate	3%
Telecommunication Services	3%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(45)%
Swap Agreements	(54)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Industrials	15%
Health Care	13%
Consumer Discretionary	12%
Real Estate	8%
Materials	5%
Energy	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(82)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	58%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(184)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	21%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	7%
Utilities	3%
Materials	3%
Real Estate	3%
Telecommunication Services	3%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(194)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Information Technology	19%
Financials	17%
Industrials	15%
Consumer Discretionary	11%
Real Estate	10%
Materials	8%
Health Care	7%
Utilities	5%
Consumer Staples	4%
Energy	4%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Industrials	15%
Health Care	13%
Consumer Discretionary	12%
Real Estate	8%
Materials	5%
Energy	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(181)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Information Technology	17%
Financials	17%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	7%
Energy	7%
Materials	3%
Telecommunication Services	2%

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(1)%
Swap Agreements	(199)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	58%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the MSCI EAFE Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	21%
Industrials	14%
Consumer Discretionary	12%
Consumer Staples	11%
Health Care	11%
Materials	8%
Information Technology	6%
Energy	5%
Telecommunication Services	5%
Real Estate	4%
Utilities	3%

Country Composition
Japan	24%
United Kingdom	15%
France	10%
Germany	9%
Australia	8%
Other	34%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	37%
Financials	17%
Telecommunication Services	14%
Energy	10%
Materials	9%
Consumer Discretionary	7%
Consumer Staples	4%
Utilities	2%

Country Composition
China	33%
Brazil	19%
Taiwan	14%
India	8%
South Korea	8%
Other	18%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Financials	29%
Materials	18%
Consumer Staples	16%
Energy	14%
Utilities	8%
Telecommunication Services	7%
Industrials	5%
Consumer Discretionary	3%

Country Composition
Brazil	65%
Mexico	18%
Chile	9%
Other	8%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	40%
Consumer Discretionary	21%
Energy	14%
Telecommunication Services	14%
Financials	5%
Utilities	2%
Materials	2%
Health Care	2%

Country Composition
China	100%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(198)%
Total Exposure	(198)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	24%
Consumer Discretionary	20%
Information Technology	15%
Health Care	10%
Consumer Staples	9%
Telecommunication Services	9%
Materials	8%
Financials	3%
Real Estate	2%

Banks UltraSector ProFund

Investment Objective: The Banks Ultrasector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	86%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	13.2%
Wells Fargo & Co.	11.1%
Bank of America Corp.	9.9%
Citigroup, Inc.	6.9%
U.S. Bancorp	3.7%

Dow Jones U.S. Banks Index — Composition

% of Index
Diversified Banks	70%
Regional Banks	29%
Thrifts & Mortgage Finance	1%

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Dow Chemical Co.	8.6%
E.I. du Pont de Nemours & Co.	8.4%
Monsanto Co.	6.0%
Praxair, Inc.	4.3%
Ecolab, Inc.	4.0%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	81%
Metals & Mining	17%
Paper & Forest Products	1%
Oil, Gas & Consumable Fuels	1%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	12.3%
AbbVie, Inc.	10.5%
Gilead Sciences, Inc.	10.1%
Celgene Corp.	9.5%
Biogen, Inc.	6.4%

Dow Jones U.S. Biotechnology Index — Composition

% of Index
Biotechnology	94%
Life Sciences Tools & Services	6%

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of ther Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	7.8%
The Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.0%
PepsiCo, Inc.	5.0%
Altria Group, Inc.	4.6%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food Beverage & Tobacco	52%
Household & Personal Products	18%
Consumer Durables & Apparel	14%
Automobiles & Components	10%
Software & Services	3%
Capital Goods	2%
Retailing	1%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	84%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	7.1%
Comcast Corp.	3.9%
The Home Depot, Inc.	3.7%
The Walt Disney Co.	3.6%
McDonald’s Corp.	2.2%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	37%
Media	25%
Consumer Services	15%
Food & Staples Retailing	14%
Transportation	5%
Health Care Equipment & Services	3%
Commercial & Professional Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	79%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	4.9%
JPMorgan Chase & Co.	4.8%
Wells Fargo & Co.	4.0%
Bank of America Corp.	3.6%
Citigroup, Inc.	2.5%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	33%
Diversified Financials	26%
Real Estate	20%
Insurance	15%
Software & Services	6%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.4%
Pfizer, Inc.	5.3%
Merck & Co., Inc.	4.7%
UnitedHealth Group, Inc.	4.2%
Amgen, Inc.	3.2%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	36%
Biotechnology	23%
Health Care Equipment & Supplies	20%
Health Care Providers & Services	17%
Life Sciences Tools & Services	4%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	82%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	6.3%
3M Co.	2.5%
The Boeing Co.	2.3%
Honeywell International, Inc.	2.2%
Union Pacific Corp.	2.1%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	59%
Transportation	13%
Software & Services	12%
Materials	7%
Technology Hardware & Equipment	4%
Commercial & Professional Services	4%
Pharmaceuticals, Biotechnology	1%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half (1.5x) the daily performance of the Dow Jones Internet Composite Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Facebook, Inc.	7.8%
Amazon.com, Inc.	7.6%
Alphabet, Inc.	7.3%
Netflix, Inc.	4.0%
Salesforce.com, Inc.	3.7%

Dow Jones Internet Composite Index — Composition

% of Index
Information Technology	70%
Consumer Discretionary	21%
Financials	5%
Health Care	2%
Telecommunication Services	2%

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	96%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
T-Mobile U.S., Inc.	23.9%
SBA Communications Corp.	17.4%
Sprint Corp.	7.8%
Telephone & Data Systems, Inc.	3.8%

Dow Jones U.S. Mobile Telecommunications Index — Composition

% of Index
Telecommunication Services	100%

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	16.8%
Chevron Corp.	10.1%
Schlumberger, Ltd.	5.6%
ConocoPhillips	2.9%
EOG Resources, Inc.	2.8%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	82%
Energy Equipment & Services	18%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	86%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	19.1%
Halliburton Co.	8.0%
Kinder Morgan, Inc.	7.0%
Spectra Energy Corp.	4.8%
Baker Hughes, Inc.	4.4%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

% of Index
Oil & Gas Equipment & Services	61%
Oil & Gas Storage & Transportation	29%
Oil & Gas Drilling	8%
Electric Utilities	2%

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	18.3%
Pfizer, Inc.	11.5%
Merck & Co., Inc.	10.2%
Bristol-Myers Squibb Co.	4.9%
Allergan PLC	4.9%

Dow Jones U.S. Pharmaceuticals Index — Composition

% of Index
Pharmaceuticals	99%
Biotechnology	1%

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	80%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Barrick Gold Corp.	11.0%
Newmont Mining Corp.	9.9%
Goldcorp, Inc.	7.1%
Franco-Nevada Corp.	5.9%
Agnico Eagle Mines, Ltd.	5.5%

Dow Jones Precious Metals Index — Composition

% of Index
Gold	86%
Silver	13%
Precious Metals & Minerals	1%

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.6%
American Tower Corp.	3.5%
Public Storage	2.5%
Crown Castle International Corp.	2.5%
Equinix, Inc.	2.2%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Equity Real Estate Investment	93%
Mortgage Real Estate Investment Trusts	4%
Real Estate Management & Development	3%

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	85%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	15.6%
Broadcom, Ltd.	7.1%
Qualcomm, Inc.	7.0%
Texas Instruments, Inc.	6.7%
NVIDIA Corp.	5.3%

Dow Jones U.S. Semiconductors Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.0%
Microsoft Corp.	9.4%
Alphabet, Inc.	8.9%
Facebook, Inc.	5.7%
Intel Corp.	3.2%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	54%
Technology Hardware & Equipment	27%
Semiconductors & Semiconductor Equipment	18%
Health Care Equipment & Services	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	99%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.7%
Verizon Communications, Inc.	19.1%
T-Mobile U.S., Inc.	1.7%
Level 3 Communications, Inc.	1.6%
CenturyLink, Inc.	1.3%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication	95%
Wireless Telecommunication Services	5%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	5.9%
Duke Energy Corp.	5.5%
Dominion Resources, Inc.	5.1%
The Southern Co.	4.9%
Exelon Corp.	3.4%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	57%
Multi-Utilities	31%
Gas Utilities	6%
Water Utilities	3%
Independent Power and Renewable Energy Traders	3%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	82%
Energy Equipment & Services	18%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the dialy performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	86%
Silver	13%
Precious Metals & Minerals	1%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

% of Index
Equity Real Estate Investment	93%
Mortgage Real Estate Investment Trusts	4%
Real Estate Management & Development	3%

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	22%
Swap Agreements	95%
Total Exposure	117%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

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Expense Examples

26 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended January 31, 2017.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended January 31, 2017.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period*	Ending Account Value 1/31/17	Expenses Paid During Period*
Bull ProFund — Investor	1.64%	$1,000.00	$1,048.40	$8.47	$1,016.94	$8.34
Bull ProFund — Service	2.64%	1,000.00	1,043.20	13.60	1,011.90	13.39
Mid Cap ProFund — Investor	1.57%	1,000.00	1,080.00	8.23	1,017.29	7.98
Mid Cap ProFund — Service	2.57%	1,000.00	1,074.50	13.44	1,012.25	13.03
Small-Cap ProFund — Investor	1.68%	1,000.00	1,112.00	8.94	1,016.74	8.54
Small-Cap ProFund — Service	2.68%	1,000.00	1,106.40	14.23	1,011.70	13.59
NASDAQ 100 ProFund — Investor	1.46%	1,000.00	1,077.40	7.64	1,017.85	7.43
NASDAQ 100 ProFund — Service	2.46%	1,000.00	1,071.90	12.85	1,012.80	12.48
Large Cap Value ProFund — Investor	1.75%	1,000.00	1,072.30	9.14	1,016.38	8.89
Large Cap Value ProFund — Service	2.75%	1,000.00	1,066.70	14.33	1,011.34	13.94
Large Cap Growth ProFund — Investor	1.75%	1,000.00	1,026.40	8.94	1,016.38	8.89
Large Cap Growth ProFund — Service	2.75%	1,000.00	1,021.10	14.01	1,011.34	13.94
Mid Cap Value ProFund — Investor	1.78%	1,000.00	1,107.20	9.45	1,016.23	9.05
Mid Cap Value ProFund — Service	2.78%	1,000.00	1,101.60	14.73	1,011.19	14.09
Mid Cap Growth ProFund — Investor	1.78%	1,000.00	1,049.20	9.19	1,016.23	9.05
Mid Cap Growth ProFund — Service	2.78%	1,000.00	1,043.80	14.32	1,011.19	14.09
Small-Cap Value ProFund — Investor	1.75%	1,000.00	1,125.30	9.37	1,016.38	8.89
Small-Cap Value ProFund — Service	2.75%	1,000.00	1,119.50	14.69	1,011.34	13.94
Small-Cap Growth ProFund — Investor	1.78%	1,000.00	1,112.00	9.48	1,016.23	9.05
Small-Cap Growth ProFund — Service	2.78%	1,000.00	1,106.20	14.76	1,011.19	14.09
Europe 30 ProFund — Investor	1.78%	1,000.00	1,055.90	9.22	1,016.23	9.05
Europe 30 ProFund — Service	2.78%	1,000.00	1,050.20	14.37	1,011.19	14.09
UltraBull ProFund — Investor	1.41%	1,000.00	1,103.10	7.47	1,018.10	7.17
UltraBull ProFund — Service	2.41%	1,000.00	1,097.30	12.74	1,013.06	12.23
UltraMid-Cap ProFund — Investor	1.44%	1,000.00	1,164.40	7.86	1,017.95	7.32
UltraMid-Cap ProFund — Service	2.44%	1,000.00	1,159.30	13.28	1,012.91	12.38
UltraSmall-Cap ProFund — Investor	1.50%	1,000.00	1,233.90	8.45	1,017.64	7.63
UltraSmall-Cap ProFund — Service	2.50%	1,000.00	1,228.20	14.04	1,012.60	12.68

Expense Examples (unaudited) :: 27

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period*	Ending Account Value 1/31/17	Expenses Paid During Period*
UltraDow 30 ProFund — Investor	1.76%	$1,000.00	$1,169.30	$9.62	$1,016.33	$8.94
UltraDow 30 ProFund — Service	2.76%	1,000.00	1,163.80	15.05	1,011.29	13.99
UltraNASDAQ-100 ProFund — Investor	1.41%	1,000.00	1,159.60	7.68	1,018.10	7.17
UltraNASDAQ-100 ProFund — Service	2.41%	1,000.00	1,153.70	13.08	1,013.06	12.23
UltraInternational ProFund — Investor	1.81%	1,000.00	1,048.90	9.35	1,016.08	9.20
UltraInternational ProFund — Service	2.81%	1,000.00	1,043.80	14.48	1,011.04	14.24
UltraEmerging Markets ProFund — Investor	1.72%	1,000.00	1,142.70	9.29	1,016.53	8.74
UltraEmerging Markets ProFund — Service	2.72%	1,000.00	1,138.50	14.66	1,011.49	13.79
UltraLatin America ProFund — Investor	1.70%	1,000.00	1,228.10	9.55	1,016.64	8.64
UltraLatin America ProFund — Service	2.70%	1,000.00	1,221.20	15.12	1,011.59	13.69
UltraChina ProFund — Investor	1.88%	1,000.00	1,155.10	10.21	1,015.73	9.55
UltraChina ProFund — Service	2.88%	1,000.00	1,149.60	15.60	1,010.69	14.60
UltraJapan ProFund — Investor	1.68%	1,000.00	1,332.40	9.88	1,016.74	8.54
UltraJapan ProFund — Service	2.68%	1,000.00	1,326.10	15.71	1,011.70	13.59
Bear ProFund — Investor	1.72%	1,000.00	935.50	8.39	1,016.53	8.74
Bear ProFund — Service	2.72%	1,000.00	930.80	13.24	1,011.49	13.79
Short Small Cap ProFund — Investor	1.79%	1,000.00	871.40	8.44	1,016.18	9.10
Short Small Cap ProFund — Service	2.79%	1,000.00	866.50	13.13	1,011.14	14.14
Short NASDAQ 100 ProFund — Investor	1.77%	1,000.00	910.10	8.52	1,016.28	9.00
Short NASDAQ 100 ProFund — Service	2.77%	1,000.00	904.50	13.30	1,011.24	14.04
UltraBear ProFund — Investor	1.64%	1,000.00	877.40	7.76	1,016.94	8.34
UltraBear ProFund — Service	2.64%	1,000.00	873.70	12.47	1,011.90	13.39
UltraShort Mid-Cap ProFund — Investor	1.78%	1,000.00	818.20	8.16	1,016.23	9.05
UltraShort Mid-Cap ProFund — Service	2.78%	1,000.00	815.80	12.72	1,011.19	14.09
UltraShort Small-Cap ProFund — Investor	1.81%	1,000.00	753.50	8.00	1,016.08	9.20
UltraShort Small-Cap ProFund — Service	2.81%	1,000.00	749.80	12.39	1,011.04	14.24
UltraShort Dow 30 ProFund — Investor	1.78%	1,000.00	827.80	8.20	1,016.23	9.05
UltraShort Dow 30 ProFund — Service	2.78%	1,000.00	822.90	12.77	1,011.19	14.09
UltraShort NASDAQ-100 ProFund — Investor	1.78%	1,000.00	824.90	8.19	1,016.23	9.05
UltraShort NASDAQ-100 ProFund — Service	2.78%	1,000.00	821.60	12.76	1,011.19	14.09
UltraShort International ProFund — Investor	1.80%	1,000.00	903.60	8.64	1,016.13	9.15
UltraShort International ProFund — Service	2.80%	1,000.00	899.20	13.40	1,011.09	14.19
UltraShort Emerging Markets ProFund — Investor	1.78%	1,000.00	807.90	8.11	1,016.23	9.05
UltraShort Emerging Markets ProFund — Service	2.78%	1,000.00	804.60	12.65	1,011.19	14.09
UltraShort Latin America ProFund — Investor	1.78%	1,000.00	688.30	7.57	1,016.23	9.05
UltraShort Latin America ProFund — Service	2.78%	1,000.00	684.50	11.80	1,011.19	14.09
UltraShort China ProFund — Investor	1.78%	1,000.00	791.60	8.04	1,016.23	9.05
UltraShort China ProFund — Service	2.78%	1,000.00	788.30	12.53	1,011.19	14.09
UltraShort Japan ProFund — Investor	1.78%	1,000.00	704.80	7.65	1,016.23	9.05

28 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period*	Ending Account Value 1/31/17	Expenses Paid During Period*
UltraShort Japan ProFund — Service	2.78%	$1,000.00	$701.10	$11.92	$1,011.19	$14.09
Banks UltraSector ProFund — Investor	1.56%	1,000.00	1,537.60	9.98	1,017.34	7.93
Banks UltraSector ProFund — Service	2.56%	1,000.00	1,529.10	16.32	1,012.30	12.98
Basic Materials UltraSector ProFund — Investor	1.32%	1,000.00	1,128.30	7.08	1,018.55	6.72
Basic Materials UltraSector ProFund — Service	2.32%	1,000.00	1,122.80	12.41	1,013.51	11.77
Biotechnology UltraSector ProFund — Investor	1.39%	1,000.00	927.40	6.75	1,018.20	7.07
Biotechnology UltraSector ProFund — Service	2.39%	1,000.00	922.80	11.58	1,013.16	12.13
Consumer Goods UltraSector ProFund — Investor	1.78%	1,000.00	970.50	8.84	1,016.23	9.05
Consumer Goods UltraSector ProFund — Service	2.78%	1,000.00	965.70	13.77	1,011.19	14.09
Consumer Services UltraSector ProFund — Investor	1.51%	1,000.00	1,065.10	7.86	1,017.59	7.68
Consumer Services UltraSector ProFund — Service	2.51%	1,000.00	1,059.70	13.03	1,012.55	12.73
Financials UltraSector ProFund — Investor	1.56%	1,000.00	1,225.30	8.75	1,017.34	7.93
Financials UltraSector ProFund — Service	2.56%	1,000.00	1,219.80	14.32	1,012.30	12.98
Health Care UltraSector ProFund — Investor	1.47%	1,000.00	916.50	7.10	1,017.80	7.48
Health Care UltraSector ProFund — Service	2.47%	1,000.00	911.90	11.90	1,012.75	12.53
Industrials UltraSector ProFund — Investor	1.58%	1,000.00	1,124.70	8.46	1,017.24	8.03
Industrials UltraSector ProFund — Service	2.58%	1,000.00	1,119.00	13.78	1,012.20	13.09
Internet UltraSector ProFund — Investor	1.45%	1,000.00	1,143.00	7.83	1,017.90	7.38
Internet UltraSector ProFund — Service	2.45%	1,000.00	1,137.20	13.20	1,012.85	12.43
Mobile Telecommunications UltraSector ProFund — Investor	1.77%	1,000.00	1,217.90	9.89	1,016.28	9.00
Mobile Telecommunications UltraSector ProFund — Service	2.77%	1,000.00	1,212.10	15.44	1,011.24	14.04
Oil & Gas UltraSector ProFund — Investor	1.57%	1,000.00	1,105.90	8.33	1,017.29	7.98
Oil & Gas UltraSector ProFund — Service	2.57%	1,000.00	1,100.70	13.61	1,012.25	13.03
Oil Equipment, Services & Distribution UltraSector ProFund — Investor	1.63%	1,000.00	1,218.30	9.11	1,016.99	8.29
Oil Equipment, Services & Distribution UltraSector ProFund — Service	2.63%	1,000.00	1,211.60	14.66	1,011.95	13.34
Pharmaceuticals UltraSector ProFund — Investor	1.72%	1,000.00	838.00	7.97	1,016.53	8.74
Pharmaceuticals UltraSector ProFund — Service	2.72%	1,000.00	833.80	12.57	1,011.49	13.79
Precious Metals UltraSector ProFund — Investor	1.47%	1,000.00	669.70	6.19	1,017.80	7.48
Precious Metals UltraSector ProFund — Service	2.47%	1,000.00	666.60	10.38	1,012.75	12.53
Real Estate UltraSector ProFund — Investor	1.54%	1,000.00	875.00	7.28	1,017.44	7.83
Real Estate UltraSector ProFund — Service	2.54%	1,000.00	871.10	11.98	1,012.40	12.88

Expense Examples (unaudited) :: 29

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period*	Ending Account Value 1/31/17	Expenses Paid During Period*
Semiconductor UltraSector ProFund — Investor	1.46%	$1,000.00	$1,238.00	$8.24	$1,017.85	$7.43
Semiconductor UltraSector ProFund — Service	2.46%	1,000.00	1,232.00	13.84	1,012.80	12.48
Technology UltraSector ProFund — Investor	1.55%	1,000.00	1,155.10	8.42	1,017.39	7.88
Technology UltraSector ProFund — Service	2.55%	1,000.00	1,149.20	13.81	1,012.35	12.93
Telecommunications UltraSector ProFund — Investor	1.56%	1,000.00	933.90	7.60	1,017.34	7.93
Telecommunications UltraSector ProFund — Service	2.56%	1,000.00	929.00	12.45	1,012.30	12.98
Utilities UltraSector ProFund — Investor	1.69%	1,000.00	934.80	8.24	1,016.69	8.59
Utilities UltraSector ProFund — Service	2.69%	1,000.00	929.90	13.09	1,011.64	13.64
Short Oil & Gas ProFund — Investor	1.76%	1,000.00	899.00	8.42	1,016.33	8.94
Short Oil & Gas ProFund — Service	2.76%	1,000.00	894.50	13.18	1,011.29	13.99
Short Precious Metals ProFund — Investor	1.90%	1,000.00	1,137.20	10.24	1,015.63	9.65
Short Precious Metals ProFund — Service	2.90%	1,000.00	1,131.40	15.58	1,010.59	14.70
Short Real Estate ProFund — Investor	1.77%	1,000.00	1,060.00	9.19	1,016.28	9.00
Short Real Estate ProFund — Service	2.77%	1,000.00	1,054.70	14.35	1,011.24	14.04
U.S. Government Plus ProFund — Investor	1.34%	1,000.00	802.20	6.09	1,018.45	6.82
U.S. Government Plus ProFund — Service	2.34%	1,000.00	798.70	10.61	1,013.41	11.88
Rising Rates Opportunity 10 ProFund — Investor	1.75%	1,000.00	1,075.00	9.15	1,016.38	8.89
Rising Rates Opportunity 10 ProFund — Service	2.75%	1,000.00	1,070.00	14.35	1,011.34	13.94
Rising Rates Opportunity ProFund — Investor	1.38%	1,000.00	1,217.40	7.71	1,018.25	7.02
Rising Rates Opportunity ProFund — Service	2.38%	1,000.00	1,212.40	13.27	1,013.21	12.08
Rising U.S. Dollar ProFund — Investor	1.54%	1,000.00	1,038.50	7.91	1,017.44	7.83
Rising U.S. Dollar ProFund — Service	2.54%	1,000.00	1,033.40	13.02	1,012.40	12.88
Falling U.S. Dollar ProFund — Investor	1.78%	1,000.00	945.40	8.73	1,016.23	9.05
Falling U.S. Dollar ProFund — Service	2.78%	1,000.00	940.90	13.60	1,011.19	14.09

*                 Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

This Page Intentionally Left Blank

Schedules of Portfolio Investments

32 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (40.6%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.2%	980	$171,324
AbbVie, Inc. (Biotechnology)	0.2%	2,640	161,330
Alphabet, Inc.—Class C* (Internet Software & Services)*	0.5%	480	382,459
Alphabet, Inc.—Class A* (Internet Software & Services)*	0.5%	480	393,692
Altria Group, Inc. (Tobacco)	0.3%	3,160	224,929
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	0.7%	640	527,028
Amgen, Inc. (Biotechnology)	0.2%	1,200	188,016
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1.3%	8,640	1,048,464
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	9,960	419,913
Bank of America Corp. (Banks)	0.5%	16,380	370,843
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)*	0.6%	3,080	505,551
Celgene Corp.* (Biotechnology)*	0.2%	1,260	146,349
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.4%	3,060	340,731
Cisco Systems, Inc. (Communications Equipment)	0.3%	8,140	250,060
Citigroup, Inc. (Banks)	0.3%	4,620	257,935
Comcast Corp.—Class A (Media)	0.4%	3,860	291,121
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.7%	6,720	563,741
Facebook, Inc.—Class A* (Internet Software & Services)*	0.6%	3,800	495,217
General Electric Co. (Industrial Conglomerates)	0.5%	14,340	425,897
Gilead Sciences, Inc. (Biotechnology)	0.2%	2,140	155,043
Honeywell International, Inc. (Industrial Conglomerates)	0.2%	1,240	146,717
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	7,680	282,777
International Business Machines Corp. (IT Services)	0.3%	1,400	244,328
Johnson & Johnson (Pharmaceuticals)	0.6%	4,420	500,566
JPMorgan Chase & Co. (Banks)	0.6%	5,800	490,854
MasterCard, Inc.—Class A (IT Services)	0.2%	1,540	163,748
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.2%	1,340	164,244
Medtronic PLC (Health Care Equipment & Supplies)	0.2%	2,220	168,763
Merck & Co., Inc. (Pharmaceuticals)	0.4%	4,480	277,715
Microsoft Corp. (Software)	1.0%	12,600	814,590
Oracle Corp. (Software)	0.2%	4,860	194,935
PepsiCo, Inc. (Beverages)	0.3%	2,320	240,770
Pfizer, Inc. (Pharmaceuticals)	0.4%	9,840	312,224
Philip Morris International, Inc. (Tobacco)	0.3%	2,520	242,248
Schlumberger, Ltd. (Energy Equipment & Services)	0.2%	2,260	189,185
The Boeing Co. (Aerospace & Defense)	0.2%	940	153,614
The Coca-Cola Co. (Beverages)	0.3%	6,300	261,890
The Goldman Sachs Group, Inc. (Capital Markets)	0.2%	600	137,592
The Home Depot, Inc. (Specialty Retail)	0.3%	1,980	272,408
The Procter & Gamble Co. (Household Products)	0.5%	4,340	380,185
The Walt Disney Co. (Media)	0.3%	2,380	263,347
U.S. Bancorp (Banks)	0.2%	2,600	136,890
Union Pacific Corp. (Road & Rail)	0.2%	1,340	142,817
United Technologies Corp. (Aerospace & Defense)	0.2%	1,240	135,991
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.3%	1,540	249,635
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	6,620	324,446
Visa, Inc.—Class A (IT Services)	0.3%	3,020	249,784
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.2%	2,440	162,847
Wells Fargo & Co. (Banks)	0.5%	7,320	412,336
Other Common Stocks	21.4%	276,141	16,758,116
TOTAL COMMON STOCKS (Cost $11,813,757)			31,795,205

Repurchase Agreements(a)(b) (59.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $46,212,572	$46,212,000	$46,212,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,212,000)		46,212,000
TOTAL INVESTMENT SECURITIES (Cost $58,025,757)—99.6%		78,007,205
Net other assets (liabilities)—0.4%		302,978
NET ASSETS—100.0%		$78,310,183

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $4,541,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 33

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	95	3/20/17	$10,806,250	$206,437

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/17	1.27%	$18,799,431	$(132,180)
S&P 500	UBS AG	2/27/17	1.07%	16,906,339	(120,662)
				$35,705,770	$(252,842)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$700,347	0.9%
Air Freight & Logistics	230,227	0.3%
Airlines	197,348	0.3%
Auto Components	57,496	0.1%
Automobiles	176,093	0.2%
Banks	2,100,632	2.8%
Beverages	642,705	0.8%
Biotechnology	875,052	1.1%
Building Products	109,484	0.1%
Capital Markets	882,115	1.1%
Chemicals	675,917	0.9%
Commercial Services & Supplies	99,505	0.1%
Communications Equipment	321,594	0.4%
Construction & Engineering	32,534	NM
Construction Materials	51,193	0.1%
Consumer Finance	260,584	0.3%
Containers & Packaging	105,796	0.1%
Distributors	39,189	0.1%
Diversified Consumer Services	7,726	NM
Diversified Financial Services	517,953	0.7%
Diversified Telecommunication Services	802,288	1.0%
Electric Utilities	625,023	0.8%
Electrical Equipment	178,978	0.2%
Electronic Equipment, Instruments & Components	125,435	0.2%
Energy Equipment & Services	382,020	0.5%
Equity Real Estate Investment Trusts	884,446	1.1%
Food & Staples Retailing	637,271	0.8%
Food Products	505,687	0.6%
Health Care Equipment & Supplies	806,403	1.0%
Health Care Providers & Services	844,333	1.1%
Health Care Technology	25,781	NM
Hotels, Restaurants & Leisure	497,094	0.6%
Household Durables	153,380	0.2%
Household Products	586,427	0.7%
Independent Power & Renewable Electricity Producers	20,727	NM
Industrial Conglomerates	774,634	1.0%
Insurance	872,303	1.1%
Internet & Direct Marketing Retail	785,375	1.0%
Internet Software & Services	1,417,855	1.8%
IT Services	1,167,052	1.5%
Leisure Products	29,529	NM
Life Sciences Tools & Services	207,888	0.3%
Machinery	480,680	0.6%
Media	1,030,665	1.3%
Metals & Mining	95,374	0.1%
Multiline Retail	153,540	0.2%
Multi-Utilities	339,643	0.4%
Oil, Gas & Consumable Fuels	1,909,022	2.5%
Personal Products	43,828	0.1%
Pharmaceuticals	1,579,350	2.1%
Professional Services	83,803	0.1%
Real Estate Management & Development	14,573	NM
Road & Rail	305,254	0.4%
Semiconductors & Semiconductor Equipment	1,063,012	1.4%
Software	1,430,440	1.8%
Specialty Retail	769,819	1.0%
Technology Hardware, Storage & Peripherals	1,236,311	1.6%
Textiles, Apparel & Luxury Goods	217,388	0.3%
Tobacco	547,751	0.7%
Trading Companies & Distributors	60,770	0.1%
Water Utilities	20,563	NM
Other**	46,514,978	59.4%
Total	$78,310,183	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

34 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (45.3%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,984	$65,696
A.O. Smith Corp. (Building Products)	5,478	267,053
Aaron’s, Inc. (Specialty Retail)	2,241	69,337
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,494	158,917
ACI Worldwide, Inc.* (Software)	4,233	82,120
Acxiom Corp.* (IT Services)	2,739	71,488
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	27,888	289,199
AECOM Technology Corp.* (Construction & Engineering)	5,727	211,499
AGCO Corp. (Machinery)	2,490	156,372
Akorn, Inc.* (Pharmaceuticals)	3,237	61,827
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,743	77,598
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	2,988	331,131
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,739	251,138
Alleghany Corp.* (Insurance)	498	304,563
Allegheny Technologies, Inc. (Metals & Mining)	3,984	86,572
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	6,723	78,726
AMC Networks, Inc.*—Class A (Media)	2,241	128,521
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	4,731	230,021
American Eagle Outfitters, Inc. (Specialty Retail)	6,225	94,060
American Financial Group, Inc. (Insurance)	2,739	236,020
ANSYS, Inc.* (Software)	3,237	301,883
AptarGroup, Inc. (Containers & Packaging)	2,241	163,526
Aqua America, Inc. (Water Utilities)	6,474	196,874
ARRIS International PLC* (Communications Equipment)	6,972	199,259
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,237	237,984
Ashland Global Holdings, Inc. (Chemicals)	2,241	266,746
Aspen Insurance Holdings, Ltd. (Insurance)	2,241	126,392
Associated Banc-Corp. (Banks)	5,478	138,593
Atmos Energy Corp. (Gas Utilities)	3,735	284,532
Avis Budget Group, Inc.* (Road & Rail)	3,237	120,481
Avnet, Inc. (Electronic Equipment, Instruments & Components)	4,731	219,708
Avon Products, Inc.* (Personal Products)	15,936	93,544
BancorpSouth, Inc. (Banks)	3,237	96,139
Bank of Hawaii Corp. (Banks)	1,494	128,350
Bank of the Ozarks, Inc. (Banks)	3,237	177,614
BE Aerospace, Inc. (Aerospace & Defense)	3,735	229,590
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,494	114,246
Bemis Co., Inc. (Containers & Packaging)	3,486	169,838
Big Lots, Inc. (Multiline Retail)	1,743	87,150
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	747	141,990
Bio-Techne Corp. (Life Sciences Tools & Services)	1,245	126,679
Black Hills Corp. (Multi-Utilities)	1,992	124,600
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,743	77,564
Broadridge Financial Solutions, Inc. (IT Services)	4,482	298,187
Brocade Communications Systems, Inc. (Communications Equipment)	14,691	183,197
Brown & Brown, Inc. (Insurance)	4,233	178,336
Brunswick Corp. (Leisure Products)	3,237	193,767
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	747	112,797
Cabela’s, Inc.*—Class A (Specialty Retail)	1,992	111,333
Cable One, Inc. (Media)	249	157,463
Cabot Corp. (Chemicals)	2,241	124,084
Cadence Design Systems, Inc.* (Software)	10,458	272,222
CalAtlantic Group, Inc. (Household Durables)	2,739	95,509
Camden Property Trust (Equity Real Estate Investment Trusts)	3,237	270,516
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	2,988	73,833
Carlisle Cos., Inc. (Industrial Conglomerates)	2,490	271,684
Carpenter Technology Corp. (Metals & Mining)	1,743	69,755
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,743	145,975
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,494	171,660
Catalent, Inc.* (Pharmaceuticals)	4,482	119,938
Cathay General Bancorp, Inc. (Banks)	2,739	99,809
CBOE Holdings, Inc. (Capital Markets)	2,988	237,905
CDK Global, Inc. (Software)	5,478	342,649
CEB, Inc. (Professional Services)	1,245	95,180
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,743	140,834
Chemical Financial Corp. (Banks)	2,490	123,081
Chico’s FAS, Inc. (Specialty Retail)	4,731	63,821
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	498	71,388
Ciena Corp.* (Communications Equipment)	5,229	127,274
Cinemark Holdings, Inc. (Media)	3,984	169,320
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,241	135,177
CLARCOR, Inc. (Machinery)	1,743	144,338
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,992	110,556
CNO Financial Group, Inc. (Insurance)	6,474	122,423
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,237	218,692
Commerce Bancshares, Inc. (Banks)	3,237	182,988
Commercial Metals Co. (Metals & Mining)	4,233	86,480
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	5,229	137,418
CommVault Systems, Inc.* (Software)	1,494	73,355
Compass Minerals International, Inc. (Metals & Mining)	1,245	104,082
Computer Sciences Corp. (IT Services)	5,229	325,243
comScore, Inc.* (Internet Software & Services)	1,743	58,478
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	6,474	109,670
Convergys Corp. (IT Services)	3,486	86,523
Copart, Inc.* (Commercial Services & Supplies)	3,735	211,923
Corecivic, Inc. (Equity Real Estate Investment Trusts)	4,233	122,926
CoreLogic, Inc.* (IT Services)	3,237	114,169
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	3,486	110,925
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	12,450	105,825

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 35

Common Stocks, continued

	Shares	Value
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	996	$157,428
Crane Co. (Machinery)	1,743	125,566
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,735	103,011
CST Brands, Inc. (Specialty Retail)	2,739	131,965
Cullen/Frost Bankers, Inc. (Banks)	1,992	178,085
Curtiss-Wright Corp. (Aerospace & Defense)	1,743	170,919
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	11,703	138,095
Dana Holding Corp. (Auto Components)	5,229	105,312
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	3,237	144,662
Dean Foods Co. (Food Products)	3,237	64,287
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,245	71,712
Deluxe Corp. (Commercial Services & Supplies)	1,743	126,978
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	14,691	49,215
DeVry Education Group, Inc. (Diversified Consumer Services)	1,992	66,732
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,241	36,708
Dick’s Sporting Goods, Inc. (Specialty Retail)	3,237	167,028
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	2,739	74,501
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,743	304,223
Domtar Corp. (Paper & Forest Products)	2,241	97,909
Donaldson Co., Inc. (Machinery)	4,731	199,885
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	5,229	197,865
Dril-Quip, Inc.* (Energy Equipment & Services)	1,494	92,927
DST Systems, Inc. (IT Services)	1,245	143,362
Duke Realty Corp. (Equity Real Estate Investment Trusts)	12,948	315,025
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,486	180,819
Dycom Industries, Inc.* (Construction & Engineering)	1,245	100,422
Eagle Materials, Inc. (Construction Materials)	1,743	182,283
East West Bancorp, Inc. (Banks)	5,229	268,979
Eaton Vance Corp. (Capital Markets)	4,233	177,490
Edgewell Personal Care Co.* (Personal Products)	2,241	176,681
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,739	110,135
EMCOR Group, Inc. (Construction & Engineering)	2,241	156,175
Endurance Specialty Holdings, Ltd. (Insurance)	2,241	207,718
Energen Corp.* (Oil, Gas & Consumable Fuels)	3,486	187,860
Energizer Holdings, Inc. (Household Products)	2,241	113,103
EnerSys (Electrical Equipment)	1,494	116,457
Ensco PLCADR—Class A (Energy Equipment & Services)	11,205	122,359
EPR Properties (Equity Real Estate Investment Trusts)	2,241	165,767
Equity One, Inc. (Equity Real Estate Investment Trusts)	3,486	108,728
Esterline Technologies Corp.* (Aerospace & Defense)	996	85,307
Everest Re Group, Ltd. (Insurance)	1,494	328,576
F.N.B. Corp. (Banks)	7,719	115,322
FactSet Research Systems, Inc. (Capital Markets)	1,494	258,536
Fair Isaac Corp. (Software)	1,245	153,509
Federated Investors, Inc.—Class B (Capital Markets)	3,486	90,671
First American Financial Corp. (Insurance)	3,984	149,719
First Horizon National Corp. (Banks)	8,466	169,320
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,233	109,423
Flowers Foods, Inc. (Food Products)	6,723	135,200
Fortinet, Inc.* (Software)	5,478	182,198
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,494	38,202
FTI Consulting, Inc.* (Professional Services)	1,494	62,957
Fulton Financial Corp. (Banks)	6,474	117,827
GameStop Corp.—Class A (Specialty Retail)	3,735	91,470
Gartner, Inc.* (IT Services)	2,988	296,888
GATX Corp. (Trading Companies & Distributors)	1,494	86,383
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	1,992	150,117
Gentex Corp. (Auto Components)	10,458	218,468
Genworth Financial, Inc.*—Class A (Insurance)	18,177	61,075
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	2,739	72,200
Graco, Inc. (Machinery)	1,992	178,463
Graham Holdings Co.—Class B (Diversified Consumer Services)	249	129,368
Granite Construction, Inc. (Construction & Engineering)	1,494	83,858
Great Plains Energy, Inc. (Electric Utilities)	7,968	219,518
Greif, Inc.—Class A (Containers & Packaging)	996	57,350
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	4,482	93,674
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,743	67,053
Hancock Holding Co. (Banks)	2,739	125,583
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,984	133,384
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,233	127,879
HealthSouth Corp. (Health Care Providers & Services)	3,237	125,660
Helen of Troy, Ltd.* (Household Durables)	996	92,927
Herman Miller, Inc. (Commercial Services & Supplies)	2,241	69,919
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	3,735	192,016
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,241	131,928
HNI Corp. (Commercial Services & Supplies)	1,743	87,865
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	6,474	187,552
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	5,976	186,033
HSN, Inc. (Internet & Direct Marketing Retail)	1,245	43,886

See accompanying notes to the financial statements.

36 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Hubbell, Inc. (Electrical Equipment)	1,992	$243,183
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,743	338,073
IDACORP, Inc. (Electric Utilities)	1,743	139,475
IDEX Corp. (Machinery)	2,739	246,948
Ingredion, Inc. (Food Products)	2,739	351,112
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,980	125,446
InterDigital, Inc. (Communications Equipment)	1,245	116,283
International Bancshares Corp. (Banks)	2,241	83,141
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	996	36,503
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	4,980	111,701
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,245	143,163
ITT, Inc. (Machinery)	3,237	132,296
J.C. Penney Co., Inc.* (Multiline Retail)	11,205	74,513
j2 Global, Inc. (Internet Software & Services)	1,743	146,080
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	6,723	161,218
Jack Henry & Associates, Inc. (IT Services)	2,988	268,263
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,245	134,360
Janus Capital Group, Inc. (Capital Markets)	5,229	65,363
JetBlue Airways Corp.* (Airlines)	11,952	234,379
John Wiley & Sons, Inc.—Class A (Media)	1,743	96,039
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,743	179,582
Joy Global, Inc. (Machinery)	3,486	98,026
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	4,731	87,571
KB Home (Household Durables)	2,988	48,943
KBR, Inc. (Construction & Engineering)	5,229	88,945
Kemper Corp. (Insurance)	1,743	75,298
Kennametal, Inc. (Machinery)	2,988	106,791
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,225	230,761
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	3,486	260,927
Kirby Corp.* (Marine)	1,992	128,384
KLX, Inc.* (Aerospace & Defense)	1,992	97,588
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,237	58,331
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	2,988	225,654
Lamb Weston Holding, Inc. (Food Products)	4,980	186,053
Lancaster Colony Corp. (Food Products)	747	97,894
Landstar System, Inc. (Road & Rail)	1,494	126,392
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	4,233	127,710
Legg Mason, Inc. (Capital Markets)	3,237	102,581
Leidos Holdings, Inc. (IT Services)	5,229	252,665
Lennox International, Inc. (Building Products)	1,494	234,274
Liberty Property Trust (Equity Real Estate Investment Trusts)	5,478	210,300
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,743	141,967
LifePoint Health, Inc.* (Health Care Providers & Services)	1,494	88,669
Lincoln Electric Holdings, Inc. (Machinery)	2,241	186,832
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	747	117,809
LivaNova PLC* (Health Care Equipment & Supplies)	1,494	71,869
Live Nation Entertainment, Inc.* (Media)	4,731	135,401
Louisiana-Pacific Corp.* (Paper & Forest Products)	5,229	100,031
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,237	90,701
Manhattan Associates, Inc.* (Software)	2,490	127,637
ManpowerGroup, Inc. (Professional Services)	2,490	237,696
MarketAxess Holdings, Inc. (Capital Markets)	1,494	279,751
MAXIMUS, Inc. (IT Services)	2,490	137,299
MB Financial, Inc. (Banks)	2,490	110,880
MDU Resources Group, Inc. (Multi-Utilities)	7,221	211,936
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	11,703	149,213
MEDNAX, Inc.* (Health Care Providers & Services)	3,486	238,268
Mentor Graphics Corp. (Software)	3,984	147,049
Mercury General Corp. (Insurance)	1,245	78,746
Meredith Corp. (Media)	1,245	76,319
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	4,233	224,984
Minerals Technologies, Inc. (Chemicals)	1,245	99,787
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,494	84,740
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,494	130,337
MSA Safety, Inc. (Commercial Services & Supplies)	1,245	88,831
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,743	178,047
MSCI, Inc.—Class A (Capital Markets)	3,486	288,466
Murphy USA, Inc.* (Specialty Retail)	1,245	79,307
Nabors Industries, Ltd. (Energy Equipment & Services)	10,458	169,942
National Fuel Gas Co. (Gas Utilities)	3,237	181,758
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,984	125,177
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	5,478	238,841
NCR Corp.* (Technology Hardware, Storage & Peripherals)	4,482	192,816
NetScout Systems, Inc.* (Communications Equipment)	3,237	107,792
NeuStar, Inc.*—Class A (IT Services)	1,992	66,134
New Jersey Resources Corp. (Gas Utilities)	3,237	122,035
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	17,928	272,327
NewMarket Corp. (Chemicals)	249	107,361
Noble Corp. PLC (Energy Equipment & Services)	8,964	60,507
Nordson Corp. (Machinery)	1,992	226,152
NorthWestern Corp. (Multi-Utilities)	1,743	99,543
NOW, Inc.* (Trading Companies & Distributors)	3,984	84,700
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,743	123,352
NVR, Inc.* (Household Durables)	249	462,643
Oceaneering International, Inc. (Energy Equipment & Services)	3,486	97,085
Office Depot, Inc. (Specialty Retail)	19,422	86,428
OGE Energy Corp. (Electric Utilities)	7,221	242,192
Oil States International, Inc.* (Energy Equipment & Services)	1,992	78,684

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 37

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc.* (Road & Rail)	2,490	$219,818
Old Republic International Corp. (Insurance)	8,964	186,451
Olin Corp. (Chemicals)	5,976	156,631
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	7,221	231,577
ONE Gas, Inc. (Gas Utilities)	1,992	128,723
Orbital ATK, Inc. (Aerospace & Defense)	2,241	194,855
Oshkosh Corp. (Machinery)	2,739	190,717
Owens & Minor, Inc. (Health Care Providers & Services)	2,241	80,407
Owens-Illinois, Inc.* (Containers & Packaging)	5,976	112,946
Packaging Corp. of America (Containers & Packaging)	3,486	321,339
PacWest Bancorp (Banks)	4,482	248,303
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	747	156,168
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	996	84,879
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,992	141,213
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,478	153,603
Plantronics, Inc. (Communications Equipment)	1,245	70,442
PNM Resources, Inc. (Electric Utilities)	2,988	102,787
Polaris Industries, Inc. (Leisure Products)	2,241	188,401
PolyOne Corp. (Chemicals)	2,988	101,921
Pool Corp. (Distributors)	1,494	157,707
Post Holdings, Inc.* (Food Products)	2,490	208,363
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,494	61,553
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,992	105,098
Primerica, Inc. (Insurance)	1,743	131,509
PrivateBancorp, Inc. (Banks)	2,988	163,324
Prosperity Bancshares, Inc. (Banks)	2,490	180,849
PTC, Inc.* (Software)	4,233	222,529
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,715	151,990
Quality Care Properties* (Equity Real Estate Investment Trusts)	3,486	64,352
Raymond James Financial, Inc. (Capital Markets)	4,731	354,493
Rayonier, Inc. (Equity Real Estate Investment Trusts)	4,482	125,003
Regal Beloit Corp. (Electrical Equipment)	1,743	126,542
Regency Centers Corp. (Equity Real Estate Investment Trusts)	3,735	260,442
Reinsurance Group of America, Inc. (Insurance)	2,241	281,178
Reliance Steel & Aluminum Co. (Metals & Mining)	2,739	218,161
RenaissanceRe Holdings, Ltd. (Insurance)	1,494	203,662
ResMed, Inc. (Health Care Equipment & Supplies)	5,229	353,166
Restoration Hardware, Inc.* (Specialty Retail)	1,494	40,368
Rollins, Inc. (Commercial Services & Supplies)	3,486	122,916
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	4,482	80,317
Royal Gold, Inc. (Metals & Mining)	2,490	179,703
RPM International, Inc. (Chemicals)	4,980	260,255
Sally Beauty Holdings, Inc.* (Specialty Retail)	5,229	124,450
Science Applications International Corp. (IT Services)	1,743	141,915
SEI Investments Co. (Capital Markets)	4,980	241,580
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	8,715	166,021
Sensient Technologies Corp. (Chemicals)	1,743	133,775
Service Corp. International (Diversified Consumer Services)	6,972	203,094
Signature Bank* (Banks)	1,992	313,779
Silgan Holdings, Inc. (Containers & Packaging)	1,494	87,414
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,494	97,409
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	4,980	125,098
SLM Corp.* (Consumer Finance)	15,687	186,362
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,486	106,358
Snyder’s-Lance, Inc. (Food Products)	3,237	124,236
Sonoco Products Co. (Containers & Packaging)	3,735	205,238
Sotheby’s*—Class A (Diversified Consumer Services)	1,743	69,215
Southwest Gas Corp. (Gas Utilities)	1,743	140,434
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	4,980	92,977
Steel Dynamics, Inc. (Metals & Mining)	8,964	303,074
STERIS PLC (Health Care Equipment & Supplies)	3,237	229,277
Stifel Financial Corp.* (Capital Markets)	2,490	125,322
Superior Energy Services, Inc.* (Energy Equipment & Services)	5,478	96,796
SVB Financial Group* (Banks)	1,992	343,081
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,245	70,193
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	996	119,699
Synopsys, Inc.* (Software)	5,478	344,512
Synovus Financial Corp. (Banks)	4,482	186,810
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	3,486	119,186
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,241	158,752
TCF Financial Corp. (Banks)	6,225	108,004
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,245	106,522
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,245	152,973
Teleflex, Inc. (Health Care Equipment & Supplies)	1,494	250,589
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,486	106,846
Tempur Sealy International, Inc.* (Household Durables)	1,743	74,949
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,988	52,559
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	7,470	211,999
Terex Corp. (Machinery)	3,984	126,691
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	2,241	104,520

See accompanying notes to the financial statements.

38 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
The Boston Beer Co., Inc.*—Class A (Beverages)	249	$38,271
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,494	90,028
The Chemours Co. (Chemicals)	6,723	177,622
The Hain Celestial Group, Inc.* (Food Products)	3,735	147,757
The Hanover Insurance Group, Inc. (Insurance)	1,494	125,406
The New York Times Co.—Class A (Media)	4,482	60,507
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,743	160,304
The Timken Co. (Machinery)	2,490	110,556
The Toro Co. (Machinery)	3,984	234,777
The Ultimate Software Group, Inc.* (Software)	996	192,885
The Valspar Corp. (Chemicals)	2,739	303,125
The Wendy’s Co. (Hotels, Restaurants & Leisure)	7,470	101,069
The WhiteWave Foods Co.* (Food Products)	6,474	356,459
Thor Industries, Inc. (Automobiles)	1,743	180,401
Time, Inc. (Media)	3,735	71,899
Toll Brothers, Inc.* (Household Durables)	5,478	171,790
Tootsie Roll Industries, Inc. (Food Products)	747	27,975
TreeHouse Foods, Inc.* (Food Products)	1,992	151,153
TRI Pointe Group, Inc.* (Household Durables)	5,229	64,160
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	9,213	272,888
Trinity Industries, Inc. (Machinery)	5,478	150,864
Triumph Group, Inc. (Aerospace & Defense)	1,743	46,625
Trustmark Corp. (Banks)	2,490	83,714
Tupperware Brands Corp. (Household Durables)	1,743	105,207
Tyler Technologies, Inc.* (Software)	1,245	181,795
UGI Corp. (Gas Utilities)	6,225	288,654
UMB Financial Corp. (Banks)	1,494	115,247
Umpqua Holdings Corp. (Banks)	7,968	145,894
United Natural Foods, Inc.* (Food & Staples Retailing)	1,743	79,655
United States Steel Corp. (Metals & Mining)	6,225	203,620
United Therapeutics Corp.* (Biotechnology)	1,494	244,463
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,486	97,503
Valley National Bancorp (Banks)	9,462	114,585
Valmont Industries, Inc. (Construction & Engineering)	747	107,568
VCA, Inc.* (Health Care Providers & Services)	2,988	270,713
Vectren Corp. (Multi-Utilities)	2,988	164,011
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	3,984	72,389
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	3,984	111,353
ViaSat, Inc.* (Communications Equipment)	1,992	129,301
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	4,980	82,668
Vista Outdoor, Inc.* (Leisure Products)	2,241	64,563
W.R. Berkley Corp. (Insurance)	3,486	234,294
Wabtec Corp. (Machinery)	3,237	280,455
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	2,988	53,933
Washington Federal, Inc. (Thrifts & Mortgage Finance)	3,237	106,335
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	6,723	64,877
Watsco, Inc. (Trading Companies & Distributors)	996	152,129
WebMD Health Corp.* (Internet Software & Services)	1,494	74,536
Webster Financial Corp. (Banks)	3,486	183,085
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	4,233	150,822
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,743	253,676
Werner Enterprises, Inc. (Road & Rail)	1,743	48,978
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,739	231,802
Westar Energy, Inc. (Electric Utilities)	5,229	285,975
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,988	104,610
WEX, Inc.* (IT Services)	1,494	170,809
WGL Holdings, Inc. (Gas Utilities)	1,992	163,224
Williams-Sonoma, Inc. (Specialty Retail)	2,988	144,051
WisdomTree Investments, Inc. (Capital Markets)	4,233	43,600
Woodward, Inc. (Machinery)	1,992	138,723
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,490	110,755
Worthington Industries, Inc. (Metals & Mining)	1,494	71,398
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	12,699	176,897
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,992	166,671
TOTAL COMMON STOCKS (Cost $48,852,608)		60,611,187

Repurchase Agreements(a)(b) (55.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $73,756,913	$73,756,000	$73,756,000
TOTAL REPURCHASE AGREEMENTS (Cost $73,756,000)		73,756,000
TOTAL INVESTMENT SECURITIES (Cost $122,608,608)—100.3%		134,367,187
Net other assets (liabilities)—(0.3)%		(381,181)
NET ASSETS—100.0%		$133,986,006

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $10,455,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 39

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	16	3/20/17	$2,697,440	$15,224

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/27/17	1.17%	$23,646,396	$(134,836)
S&P MidCap 400	UBS AG	2/27/17	1.22%	47,019,985	(268,380)
				$70,666,381	$(403,216)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mid-Cap ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,315,930	1.0%
Airlines	234,379	0.2%
Auto Components	323,780	0.2%
Automobiles	180,401	0.1%
Banks	4,302,387	3.3%
Beverages	38,271	NM
Biotechnology	244,463	0.2%
Building Products	501,327	0.4%
Capital Markets	2,319,691	1.7%
Chemicals	1,891,611	1.4%
Commercial Services & Supplies	818,988	0.6%
Communications Equipment	933,548	0.7%
Construction & Engineering	748,467	0.6%
Construction Materials	182,283	0.1%
Consumer Finance	186,362	0.1%
Containers & Packaging	1,117,651	0.8%
Distributors	157,707	0.1%
Diversified Consumer Services	468,409	0.3%
Electric Utilities	1,123,331	0.8%
Electrical Equipment	486,182	0.4%
Electronic Equipment, Instruments & Components	2,447,926	1.8%
Energy Equipment & Services	988,928	0.7%
Equity Real Estate Investment Trusts	5,985,530	4.7%
Food & Staples Retailing	344,292	0.3%
Food Products	1,850,488	1.4%
Gas Utilities	1,309,359	1.0%
Health Care Equipment & Supplies	1,941,291	1.4%
Health Care Providers & Services	1,194,692	0.9%
Health Care Technology	78,726	0.1%
Hotels, Restaurants & Leisure	1,611,747	1.2%
Household Durables	1,116,128	0.8%
Household Products	113,103	0.1%
Industrial Conglomerates	271,684	0.2%
Insurance	3,031,366	2.3%
Internet & Direct Marketing Retail	43,886	NM
Internet Software & Services	279,094	0.2%
IT Services	2,372,945	1.8%
Leisure Products	446,731	0.3%
Life Sciences Tools & Services	550,716	0.4%
Machinery	3,034,451	2.3%
Marine	128,384	0.1%
Media	895,469	0.7%
Metals & Mining	1,322,845	1.0%
Multiline Retail	161,663	0.1%
Multi-Utilities	600,090	0.4%
Oil, Gas & Consumable Fuels	1,278,580	1.0%
Paper & Forest Products	197,940	0.1%
Personal Products	270,225	0.2%
Pharmaceuticals	286,863	0.2%
Professional Services	395,833	0.3%
Real Estate Management & Development	257,180	0.2%
Road & Rail	665,786	0.5%
Semiconductors & Semiconductor Equipment	1,748,904	1.3%
Software	2,624,343	2.0%
Specialty Retail	1,203,619	0.9%
Technology Hardware, Storage & Peripherals	333,013	0.2%
Textiles, Apparel & Luxury Goods	468,558	0.3%
Thrifts & Mortgage Finance	378,662	0.3%
Trading Companies & Distributors	501,259	0.4%
Water Utilities	196,874	0.1%
Wireless Telecommunication Services	106,846	0.1%
Other**	73,374,819	54.7%
Total	$133,986,006	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

40 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (30.8%)

	Percentage of Net Assets	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	8,611	$89,295
ARIAD Pharmaceuticals, Inc.* (Biotechnology)*	0.1%	2,507	59,716
Aspen Technology, Inc.* (Software)*	0.1%	1,090	57,890
Bank of the Ozarks, Inc. (Banks)	0.1%	1,090	59,808
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	872	57,735
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	872	52,599
CLARCOR, Inc. (Machinery)	0.1%	654	54,157
Coherent, Inc.* (Electronic Equipment, Instruments & Components)*	0.1%	327	51,577
Curtiss-Wright Corp. (Aerospace & Defense)	0.1%	545	53,443
Deluxe Corp. (Commercial Services & Supplies)	0.1%	654	47,644
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	0.1%	981	46,578
EMCOR Group, Inc. (Construction & Engineering)	0.1%	763	53,173
Exelixis, Inc.* (Biotechnology)*	0.1%	3,161	57,277
Fair Isaac Corp. (Software)	0.1%	436	53,759
Gramercy Property Trust (Equity Real Estate Investment Trusts)	0.1%	1,853	48,807
Hancock Holding Co. (Banks)	0.1%	1,090	49,977
IDACORP, Inc. (Electric Utilities)	0.1%	654	52,334
Investors Bancorp, Inc. (Banks)	0.1%	3,924	56,309
j2 Global, Inc. (Internet Software & Services)	0.1%	654	54,811
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	0.1%	436	47,052
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	0.1%	327	51,571
MAXIMUS, Inc. (IT Services)	0.1%	872	48,083
Mentor Graphics Corp. (Software)	0.1%	1,417	52,301
MGIC Investment Corp.* (Thrifts & Mortgage Finance)*	0.1%	4,687	49,916
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)*	0.1%	1,526	81,106
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	763	50,282
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	545	47,546
Olin Corp. (Chemicals)	0.1%	2,180	57,137
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)*	0.1%	654	48,356
Portland General Electric Co. (Electric Utilities)	0.1%	1,199	52,288
Primerica, Inc. (Insurance)	0.1%	654	49,344
PrivateBancorp, Inc. (Banks)	0.1%	1,090	59,579
Prosperity Bancshares, Inc. (Banks)	0.1%	872	63,332
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	2,943	54,150
Southwest Gas Corp. (Gas Utilities)	0.1%	654	52,693
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	0.1%	436	52,397
Take-Two Interactive Software, Inc.* (Software)*	0.1%	1,090	58,479
Teledyne Technologies, Inc.* (Aerospace & Defense)*	0.1%	436	53,570
Tenneco, Inc.* (Auto Components)*	0.1%	763	51,464
TESARO, Inc.* (Biotechnology)*	0.1%	327	53,249
Texas Capital Bancshares, Inc.* (Banks)*	0.1%	654	53,955
The Chemours Co. (Chemicals)	0.1%	2,507	66,234
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	0.1%	872	51,570
UMB Financial Corp. (Banks)	0.1%	654	50,450
Umpqua Holdings Corp. (Banks)	0.1%	2,943	53,886
Webster Financial Corp. (Banks)	0.1%	1,199	62,971
WGL Holdings, Inc. (Gas Utilities)	0.1%	654	53,588
Wintrust Financial Corp. (Banks)	0.1%	654	46,826
XPO Logistics, Inc.* (Air Freight & Logistics)*	0.1%	1,308	58,520
Other Common Stocks	27.2%	1,140,480	20,185,101
TOTAL COMMON STOCKS (Cost $20,861,475)			22,873,885

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+^(a) (Biotechnology)	4,947	—
Dyax Corp.*+^(b) (Biotechnology)	198	220
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	2,910	7,333
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,553

Trust(NM)

	Interest Units
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	290	—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 41

Repurchase Agreements(d)(e) (50.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $37,800,468	$37,800,000	$37,800,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,800,000)		37,800,000
TOTAL INVESTMENT SECURITIES (Cost $58,668,808)—81.7%		60,681,438
Net other assets (liabilities)—18.3%		13,623,074
NET ASSETS—100.0%		$74,304,512

*                 Non-income producing security.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2017, these securities represented 0.01% of the net assets of the Fund.

^                  The Advisor has deemed these securities to be illiquid. As of January 31, 2017, these securities represented 0.01% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company received U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)          No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $4,059,000.

(e)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	168	3/20/17	$11,419,800	$609

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/27/17	0.87%	$13,518,172	$(89,027)
Russell 2000 Index	UBS AG	2/27/17	0.47%	26,529,431	(100,501)
				$40,047,603	$(189,528)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Small-Cap ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$369,351	0.5%
Air Freight & Logistics	144,937	0.2%
Airlines	65,885	0.1%
Auto Components	269,853	0.4%
Automobiles	13,690	NM
Banks	2,394,647	3.1%
Biotechnology	1,190,743	1.6%
Building Products	254,213	0.3%
Capital Markets	286,915	0.4%
Chemicals	601,387	0.8%
Commercial Services & Supplies	534,718	0.7%
Communications Equipment	485,878	0.7%
Construction & Engineering	241,554	0.3%
Construction Materials	47,143	0.1%
Consumer Finance	122,847	0.2%
Containers & Packaging	25,105	NM
Distributors	22,844	NM
Diversified Consumer Services	250,879	0.3%
Diversified Financial Services	30,204	NM
Diversified Telecommunication Services	151,643	0.2%
Electric Utilities	258,252	0.3%
Electrical Equipment	151,352	0.2%
Electronic Equipment, Instruments & Components	688,762	0.9%
Energy Equipment & Services	320,117	0.4%
Equity Real Estate Investment Trusts	1,749,486	2.4%
Food & Staples Retailing	100,264	0.1%
Food Products	193,979	0.3%
Gas Utilities	280,291	0.4%
Health Care Equipment & Supplies	721,672	1.0%
Health Care Providers & Services	461,133	0.6%
Health Care Technology	116,925	0.2%
Hotels, Restaurants & Leisure	572,384	0.8%
Household Durables	264,215	0.4%
Household Products	44,292	0.1%
Independent Power & Renewable Electricity Producers	143,415	0.2%
Industrial Conglomerates	13,652	NM
Insurance	456,630	0.6%
Internet & Direct Marketing Retail	113,017	0.2%

See accompanying notes to the financial statements.

42 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

	Value	% of Net Assets
Internet Software & Services	$541,473	0.7%
IT Services	512,998	0.7%
Leisure Products	41,762	0.1%
Life Sciences Tools & Services	177,372	0.2%
Machinery	802,823	1.1%
Marine	36,347	NM
Media	383,111	0.5%
Metals & Mining	334,053	0.4%
Mortgage Real Estate Investment Trusts	257,390	0.3%
Multiline Retail	46,447	0.1%
Multi-Utilities	111,952	0.2%
Oil, Gas & Consumable Fuels	600,386	0.8%
Paper & Forest Products	117,796	0.2%
Personal Products	35,830	NM
Pharmaceuticals	396,159	0.5%
Professional Services	312,366	0.4%
Real Estate Management & Development	91,202	0.1%
Road & Rail	156,384	0.2%
Semiconductors & Semiconductor Equipment	1,030,186	1.4%
Software	940,025	1.3%
Specialty Retail	519,699	0.7%
Technology Hardware, Storage & Peripherals	154,671	0.2%
Textiles, Apparel & Luxury Goods	155,809	0.2%
Thrifts & Mortgage Finance	571,795	0.8%
Tobacco	48,686	0.1%
Trading Companies & Distributors	265,934	0.4%
Water Utilities	46,423	0.1%
Wireless Telecommunication Services	38,085	0.1%
Other**	51,423,074	69.2%
Total	$74,304,512	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 43

Common Stocks (59.5%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,832	$194,295
Adobe Systems, Inc.* (Software)	3,232	366,444
Akamai Technologies, Inc.* (Internet Software & Services)	1,120	76,821
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,472	192,361
Alphabet, Inc.*—Class A (Internet Software & Services)	1,920	1,574,765
Alphabet, Inc.*—Class C (Internet Software & Services)	2,240	1,784,810
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,104	2,556,081
American Airlines Group, Inc. (Airlines)	3,360	148,680
Amgen, Inc. (Biotechnology)	4,832	757,078
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,016	151,079
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,752	4,217,155
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,040	241,120
Autodesk, Inc.* (Software)	1,440	117,130
Automatic Data Processing, Inc. (IT Services)	2,944	297,315
Baidu, Inc.*ADR (Internet Software & Services)	1,792	313,725
Biogen, Inc.* (Biotechnology)	1,408	390,354
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,120	98,146
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,592	517,104
CA, Inc. (Software)	2,720	85,054
Celgene Corp.* (Biotechnology)	5,056	587,254
Cerner Corp.* (Health Care Technology)	2,208	118,592
Charter Communications, Inc.*—Class A (Media)	1,760	570,152
Check Point Software Technologies, Ltd.* (Software)	1,120	110,622
Cintas Corp. (Commercial Services & Supplies)	672	78,026
Cisco Systems, Inc. (Communications Equipment)	32,704	1,004,667
Citrix Systems, Inc.* (Software)	1,024	93,379
Cognizant Technology Solutions Corp.* (IT Services)	3,968	208,677
Comcast Corp.—Class A (Media)	15,520	1,170,519
Costco Wholesale Corp. (Food & Staples Retailing)	2,848	466,930
CSX Corp. (Road & Rail)	6,112	283,536
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,720	117,531
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,504	85,277
Discovery Communications, Inc.*—Class A (Media)	992	28,123
Discovery Communications, Inc.*—Class C (Media)	1,536	42,563
Dish Network Corp.*—Class A (Media)	1,472	87,098
Dollar Tree, Inc.* (Multiline Retail)	1,536	118,564
eBay, Inc.* (Internet Software & Services)	7,296	232,232
Electronic Arts, Inc.* (Software)	1,952	162,855
Expedia, Inc. (Internet & Direct Marketing Retail)	896	108,945
Express Scripts Holding Co.* (Health Care Providers & Services)	4,032	277,724
Facebook, Inc.*—Class A (Internet Software & Services)	15,264	1,989,204
Fastenal Co. (Trading Companies & Distributors)	1,888	93,796
Fiserv, Inc.* (IT Services)	1,408	151,261
Gilead Sciences, Inc. (Biotechnology)	8,576	621,331
Hasbro, Inc. (Leisure Products)	800	66,008
Henry Schein, Inc.* (Health Care Providers & Services)	512	81,848
Hologic, Inc.* (Health Care Equipment & Supplies)	1,824	73,927
Illumina, Inc.* (Life Sciences Tools & Services)	960	153,696
Incyte Corp.* (Biotechnology)	1,216	147,391
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,880	1,137,001
Intuit, Inc. (Software)	1,664	197,317
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	256	177,328
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,984	169,946
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,024	87,153
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,056	121,292
Liberty Global PLC*—Class A (Media)	1,664	60,703
Liberty Global PLC*—Class C (Media)	4,160	146,141
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	2,912	55,852
Liberty LiLAC Group*—Class A (Media)	320	7,366
Liberty LiLAC Group*—Class C (Media)	800	17,856
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	544	23,746
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,560	216,576
Mattel, Inc. (Leisure Products)	2,240	58,710
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,856	82,555
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,408	94,829
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,784	163,562
Microsoft Corp. (Software)	50,656	3,274,911
Mondelez International, Inc.—Class A (Food Products)	10,048	444,925
Monster Beverage Corp.* (Beverages)	3,712	158,131
Mylan N.V.* (Pharmaceuticals)	3,488	132,718
Netease.com, Inc.ADR (Internet Software & Services)	512	129,997
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,784	391,736
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,472	69,184
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,520	384,314
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	2,176	212,922
O’Reilly Automotive, Inc.* (Specialty Retail)	608	159,460
PACCAR, Inc. (Machinery)	2,272	152,928
Paychex, Inc. (IT Services)	2,368	142,767
PayPal Holdings, Inc.* (IT Services)	7,872	313,148
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,632	514,638
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	672	241,443
Ross Stores, Inc. (Specialty Retail)	2,592	171,358
SBA Communications Corp.* (Diversified Telecommunication Services)	800	84,208
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,920	86,688

See accompanying notes to the financial statements.

44 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Shire Pharmaceuticals Group PLCADR (Biotechnology)	544	$91,289
Sirius XM Holdings, Inc. (Media)	31,424	148,321
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,216	111,556
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,472	523,044
Symantec Corp. (Software)	4,064	111,963
Tesla Motors, Inc.* (Automobiles)	992	249,915
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,528	493,125
The Kraft Heinz Co. (Food Products)	7,936	708,606
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	320	504,041
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,376	334,764
Tractor Supply Co. (Specialty Retail)	864	63,651
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	864	45,706
Twenty-First Century Fox, Inc.—Class A (Media)	6,880	215,894
Twenty-First Century Fox, Inc.—Class B (Media)	5,216	161,748
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	416	113,268
Verisk Analytics, Inc.*—Class A (Professional Services)	1,088	89,912
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,632	140,140
Viacom, Inc.—Class B (Media)	2,272	95,742
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,816	70,118
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,072	579,479
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,856	147,979
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,632	94,982
Yahoo!, Inc.* (Internet Software & Services)	6,208	273,587
TOTAL COMMON STOCKS (Cost $19,467,234)		38,663,484

Repurchase Agreements(a)(b) (39.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $25,760,319	$25,760,000	$25,760,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,760,000)		25,760,000
TOTAL INVESTMENT SECURITIES (Cost $45,227,234)—99.1%		64,423,484
Net other assets (liabilities)—0.9%		590,579
NET ASSETS—100.0%		$65,014,063

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $1,516,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	143	3/20/17	$14,625,325	$780,656

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/17	1.27%	$8,309,368	$(83,952)
NASDAQ-100 Index	UBS AG	2/27/17	1.22%	3,225,148	(39,488)
				$11,534,516	$(123,440)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 45

NASDAQ-100 ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Airlines	$148,680	0.2%
Automobiles	249,915	0.4%
Beverages	158,131	0.2%
Biotechnology	3,266,787	5.0%
Commercial Services & Supplies	78,026	0.1%
Communications Equipment	1,004,667	1.5%
Diversified Telecommunication Services	84,208	0.1%
Food & Staples Retailing	1,046,409	1.6%
Food Products	1,153,531	1.8%
Health Care Equipment & Supplies	336,532	0.5%
Health Care Providers & Services	359,572	0.6%
Health Care Technology	118,592	0.2%
Hotels, Restaurants & Leisure	808,804	1.2%
Internet & Direct Marketing Retail	3,973,585	6.1%
Internet Software & Services	6,375,140	10.0%
IT Services	1,113,168	1.7%
Leisure Products	124,718	0.2%
Life Sciences Tools & Services	153,696	0.2%
Machinery	152,928	0.2%
Media	2,752,226	4.2%
Multiline Retail	118,564	0.2%
Pharmaceuticals	132,718	0.2%
Professional Services	89,912	0.1%
Road & Rail	283,536	0.4%
Semiconductors & Semiconductor Equipment	4,407,232	6.8%
Software	4,713,970	7.4%
Specialty Retail	507,737	0.8%
Technology Hardware, Storage & Peripherals	4,451,822	6.9%
Trading Companies & Distributors	93,796	0.1%
Wireless Telecommunication Services	404,882	0.6%
Other**	26,350,579	40.5%
Total	$65,014,063	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

46 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	300	$52,446
Abbott Laboratories (Health Care Equipment & Supplies)	2,500	104,425
Affiliated Managers Group, Inc.* (Capital Markets)	100	15,236
Aflac, Inc. (Insurance)	600	41,994
Agilent Technologies, Inc. (Life Sciences Tools & Services)	150	7,346
Air Products & Chemicals, Inc. (Chemicals)	150	20,964
Alaska Air Group, Inc. (Airlines)	50	4,691
Allegion PLC (Building Products)	50	3,284
Allergan PLC* (Pharmaceuticals)	550	120,389
Alliance Data Systems Corp. (IT Services)	50	11,419
Alliant Energy Corp. (Electric Utilities)	200	7,530
Ameren Corp. (Multi-Utilities)	350	18,428
American Airlines Group, Inc. (Airlines)	750	33,188
American Electric Power Co., Inc. (Electric Utilities)	700	44,842
American Express Co. (Consumer Finance)	600	45,828
American International Group, Inc. (Insurance)	1,400	89,963
Ameriprise Financial, Inc. (Capital Markets)	100	11,227
AmerisourceBergen Corp. (Health Care Providers & Services)	250	21,820
AMETEK, Inc. (Electrical Equipment)	350	17,885
Amgen, Inc. (Biotechnology)	500	78,340
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	400	27,812
Anthem, Inc. (Health Care Providers & Services)	400	61,655
Apache Corp. (Oil, Gas & Consumable Fuels)	200	11,964
Archer-Daniels-Midland Co. (Food Products)	850	37,621
Arconic, Inc. (Aerospace & Defense)	650	14,814
Assurant, Inc. (Insurance)	100	9,713
AT&T, Inc. (Diversified Telecommunication Services)	8,950	377,332
Autodesk, Inc.* (Software)	100	8,134
AutoNation, Inc.* (Specialty Retail)	100	5,312
Avery Dennison Corp. (Containers & Packaging)	50	3,651
Baker Hughes, Inc. (Energy Equipment & Services)	350	22,078
Ball Corp. (Containers & Packaging)	250	19,065
Bank of America Corp. (Banks)	14,700	332,807
Baxter International, Inc. (Health Care Equipment & Supplies)	700	33,537
BB&T Corp. (Banks)	1,200	55,428
Bed Bath & Beyond, Inc. (Specialty Retail)	200	8,070
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,750	451,385
Best Buy Co., Inc. (Specialty Retail)	250	11,130
BlackRock, Inc.—Class A (Capital Markets)	100	37,398
BorgWarner, Inc. (Auto Components)	300	12,249
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	100	13,090
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,100	54,076
Brown-Forman Corp.—Class B (Beverages)	100	4,560
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	100	7,606
CA, Inc. (Software)	450	14,072
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	350	7,518
Campbell Soup Co. (Food Products)	100	6,223
Capital One Financial Corp. (Consumer Finance)	700	61,173
Cardinal Health, Inc. (Health Care Providers & Services)	450	33,732
CarMax, Inc.* (Specialty Retail)	150	10,007
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	600	33,228
Caterpillar, Inc. (Machinery)	400	38,263
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	250	7,590
Centene Corp.* (Health Care Providers & Services)	250	15,818
CenterPoint Energy, Inc. (Multi-Utilities)	250	6,553
CenturyLink, Inc. (Diversified Telecommunication Services)	800	20,688
CF Industries Holdings, Inc. (Chemicals)	350	12,352
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	550	3,548
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,750	306,212
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	21,072
Chubb, Ltd. (Insurance)	700	92,042
Church & Dwight Co., Inc. (Household Products)	150	6,783
Cigna Corp. (Health Care Providers & Services)	350	51,176
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	50	6,761
Cincinnati Financial Corp. (Insurance)	100	7,058
Cisco Systems, Inc. (Communications Equipment)	7,300	224,255
Citigroup, Inc. (Banks)	4,150	231,694
Citizens Financial Group, Inc. (Banks)	450	16,277
CME Group, Inc. (Capital Markets)	200	24,216
CMS Energy Corp. (Multi-Utilities)	400	17,040
Coach, Inc. (Textiles, Apparel & Luxury Goods)	200	7,470
Cognizant Technology Solutions Corp.* (IT Services)	250	13,148
Colgate-Palmolive Co. (Household Products)	550	35,519
Comerica, Inc. (Banks)	100	6,753
ConAgra Foods, Inc. (Food Products)	600	23,454
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	100	13,944
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,800	87,767
Consolidated Edison, Inc. (Multi-Utilities)	450	33,457
Costco Wholesale Corp. (Food & Staples Retailing)	650	106,568
Coty, Inc. (Personal Products)	400	7,680
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	200	17,566
CSRA, Inc. (IT Services)	100	3,102
CSX Corp. (Road & Rail)	500	23,195
CVS Health Corp. (Food & Staples Retailing)	1,550	122,155
D.R. Horton, Inc. (Household Durables)	500	14,955
Danaher Corp. (Health Care Equipment & Supplies)	400	33,568
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	250	15,938
Deere & Co. (Machinery)	200	21,409
Delphi Automotive PLC (Auto Components)	400	28,024
Delta Air Lines, Inc. (Airlines)	1,050	49,602
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	350	19,845
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	350	15,939
Dominion Resources, Inc. (Multi-Utilities)	500	38,139
Dover Corp. (Machinery)	250	19,438
Dr. Pepper Snapple Group, Inc. (Beverages)	100	9,120
DTE Energy Co. (Multi-Utilities)	250	24,660
Duke Energy Corp. (Electric Utilities)	1,000	78,539
E.I. du Pont de Nemours & Co. (Chemicals)	650	49,074
Eastman Chemical Co. (Chemicals)	200	15,500
Eaton Corp. PLC (Electrical Equipment)	650	46,007
eBay, Inc.* (Internet Software & Services)	900	28,647
Ecolab, Inc. (Chemicals)	150	18,020
Edison International (Electric Utilities)	450	32,796
Eli Lilly & Co. (Pharmaceuticals)	800	61,624

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 47

Common Stocks, continued

	Shares	Value
Emerson Electric Co. (Electrical Equipment)	500	$29,330
Endo International PLC* (Pharmaceuticals)	300	3,672
Entergy Corp. (Electric Utilities)	250	17,910
Envision Healthcare Corp.* (Health Care Providers & Services)	100	6,800
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	400	40,632
EQT Corp. (Oil, Gas & Consumable Fuels)	100	6,063
Equity Residential (Equity Real Estate Investment Trusts)	200	12,154
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	50	11,215
Eversource Energy (Electric Utilities)	450	24,894
Exelon Corp. (Electric Utilities)	1,350	48,438
Expeditors International of Washington, Inc. (Air Freight & Logistics)	100	5,208
Express Scripts Holding Co.* (Health Care Providers & Services)	900	61,991
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,050	507,534
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	50	7,022
Fifth Third Bancorp (Banks)	1,100	28,710
First Horizon National Corp. (Banks)	1	17
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	100	3,119
FirstEnergy Corp. (Electric Utilities)	600	18,192
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	50	1,767
Flowserve Corp. (Machinery)	200	9,832
Fluor Corp. (Construction & Engineering)	200	11,100
FMC Corp. (Chemicals)	50	3,008
Foot Locker, Inc. (Specialty Retail)	100	6,854
Ford Motor Co. (Automobiles)	5,700	70,452
Fortune Brands Home & Security, Inc. (Building Products)	50	2,757
Franklin Resources, Inc. (Capital Markets)	500	19,870
Freeport-McMoRan, Inc.* (Metals & Mining)	700	11,655
Frontier Communications Corp. (Diversified Telecommunication Services)	1,700	5,933
General Electric Co. (Industrial Conglomerates)	6,800	201,959
General Mills, Inc. (Food Products)	400	24,992
General Motors Co. (Automobiles)	2,000	73,219
Genuine Parts Co. (Distributors)	200	19,362
H & R Block, Inc. (Diversified Consumer Services)	300	6,438
Halliburton Co. (Energy Equipment & Services)	550	31,114
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	250	5,928
Hartford Financial Services Group, Inc. (Insurance)	550	26,791
HCA Holdings, Inc.* (Health Care Providers & Services)	200	16,056
HCP, Inc. (Equity Real Estate Investment Trusts)	700	21,224
Helmerich & Payne, Inc. (Energy Equipment & Services)	150	10,674
Henry Schein, Inc.* (Health Care Providers & Services)	100	15,986
Hess Corp. (Oil, Gas & Consumable Fuels)	400	21,672
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,400	54,431
Hologic, Inc.* (Health Care Equipment & Supplies)	150	6,080
Honeywell International, Inc. (Industrial Conglomerates)	450	53,244
Hormel Foods Corp. (Food Products)	400	14,520
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,500	37,625
Huntington Bancshares, Inc. (Banks)	1,600	21,648
Illumina, Inc.* (Life Sciences Tools & Services)	50	8,005
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,600	132,552
International Business Machines Corp. (IT Services)	550	95,986
International Flavors & Fragrances, Inc. (Chemicals)	50	5,861
International Paper Co. (Containers & Packaging)	600	33,960
Invesco, Ltd. (Capital Markets)	600	17,352
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	150	5,370
Jacobs Engineering Group, Inc.* (Construction & Engineering)	200	11,710
Johnson & Johnson (Pharmaceuticals)	1,550	175,537
Johnson Controls International PLC (Building Products)	1,350	59,372
JPMorgan Chase & Co. (Banks)	5,200	440,075
Juniper Networks, Inc. (Communications Equipment)	250	6,695
Kansas City Southern Industries, Inc. (Road & Rail)	150	12,887
Kellogg Co. (Food Products)	150	10,907
KeyCorp (Banks)	800	14,376
Kimberly-Clark Corp. (Household Products)	250	30,283
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,800	62,551
Kohl’s Corp. (Multiline Retail)	250	9,958
L Brands, Inc. (Specialty Retail)	200	12,042
L3 Technologies, Inc. (Aerospace & Defense)	50	7,935
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	50	6,711
Leggett & Platt, Inc. (Household Durables)	100	4,772
Lennar Corp.—Class A (Household Durables)	300	13,395
Leucadia National Corp. (Diversified Financial Services)	450	10,733
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	200	11,892
Lincoln National Corp. (Insurance)	350	23,629
Loews Corp. (Insurance)	400	18,632
Lowe’s Cos., Inc. (Specialty Retail)	450	32,886
LyondellBasell Industries N.V.—Class A (Chemicals)	500	46,635
M&T Bank Corp. (Banks)	250	40,643
Macy’s, Inc. (Multiline Retail)	450	13,293
Mallinckrodt PLC* (Pharmaceuticals)	150	7,310
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,250	20,938
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	750	36,038
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1	54
Masco Corp. (Building Products)	200	6,590
Mattel, Inc. (Leisure Products)	200	5,242
McCormick & Co., Inc. (Food Products)	50	4,778
McDonald’s Corp. (Hotels, Restaurants & Leisure)	450	55,157
McKesson Corp. (Health Care Providers & Services)	350	48,703
Mead Johnson Nutrition Co.—Class A (Food Products)	100	7,046
Medtronic PLC (Health Care Equipment & Supplies)	2,000	152,039
Merck & Co., Inc. (Pharmaceuticals)	1,500	92,985
MetLife, Inc. (Insurance)	1,600	87,055
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,500	36,165
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	50	4,748

See accompanying notes to the financial statements.

48 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Mohawk Industries, Inc.* (Household Durables)	50	$10,792
Molson Coors Brewing Co.—Class B (Beverages)	250	24,130
Mondelez International, Inc.—Class A (Food Products)	2,250	99,629
Monsanto Co. (Chemicals)	200	21,662
Monster Beverage Corp.* (Beverages)	250	10,650
Morgan Stanley (Capital Markets)	2,100	89,229
Mylan N.V.* (Pharmaceuticals)	650	24,733
National Oilwell Varco, Inc. (Energy Equipment & Services)	550	20,796
Navient Corp. (Consumer Finance)	450	6,768
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	150	5,748
Newell Rubbermaid, Inc. (Household Durables)	250	11,833
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	100	4,008
News Corp.—Class A (Media)	550	6,760
News Corp.—Class B (Media)	150	1,898
NextEra Energy, Inc. (Electric Utilities)	350	43,302
Nielsen Holdings PLC (Professional Services)	200	8,182
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	850	44,965
NiSource, Inc. (Multi-Utilities)	450	10,067
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	350	13,916
Nordstrom, Inc. (Multiline Retail)	150	6,633
Norfolk Southern Corp. (Road & Rail)	400	46,984
Northern Trust Corp. (Capital Markets)	100	8,296
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	450	7,443
Nucor Corp. (Metals & Mining)	200	11,618
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	650	44,051
Omnicom Group, Inc. (Media)	100	8,565
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	100	5,511
Oracle Corp. (Software)	1,850	74,203
PACCAR, Inc. (Machinery)	250	16,828
Parker-Hannifin Corp. (Machinery)	50	7,357
Patterson Cos., Inc. (Health Care Providers & Services)	100	4,161
Pentair PLC (Machinery)	250	14,658
People’s United Financial, Inc. (Banks)	450	8,438
PepsiCo, Inc. (Beverages)	900	93,402
PerkinElmer, Inc. (Life Sciences Tools & Services)	150	7,979
Perrigo Co. PLC (Pharmaceuticals)	200	15,230
Pfizer, Inc. (Pharmaceuticals)	3,900	123,746
PG&E Corp. (Electric Utilities)	750	46,418
Philip Morris International, Inc. (Tobacco)	1,000	96,130
Phillips 66 (Oil, Gas & Consumable Fuels)	650	53,052
Pinnacle West Capital Corp. (Electric Utilities)	150	11,645
Pitney Bowes, Inc. (Commercial Services & Supplies)	250	3,980
PNC Financial Services Group, Inc. (Banks)	700	84,322
PPG Industries, Inc. (Chemicals)	200	20,002
PPL Corp. (Electric Utilities)	1,000	34,840
Praxair, Inc. (Chemicals)	200	23,688
Principal Financial Group, Inc. (Insurance)	400	22,836
Prudential Financial, Inc. (Insurance)	650	68,322
Public Service Enterprise Group, Inc. (Multi-Utilities)	750	33,188
Public Storage (Equity Real Estate Investment Trusts)	100	21,499
PulteGroup, Inc. (Household Durables)	450	9,680
PVH Corp. (Textiles, Apparel & Luxury Goods)	100	9,381
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	200	12,842
Quest Diagnostics, Inc. (Health Care Providers & Services)	100	9,192
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	100	8,843
Range Resources Corp. (Oil, Gas & Consumable Fuels)	150	4,851
Raytheon Co. (Aerospace & Defense)	150	21,624
Realty Income Corp. (Equity Real Estate Investment Trusts)	150	8,945
Regions Financial Corp. (Banks)	1,800	25,938
Robert Half International, Inc. (Professional Services)	200	9,412
Rockwell Collins, Inc. (Aerospace & Defense)	50	4,538
Roper Technologies, Inc. (Industrial Conglomerates)	50	9,593
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	100	9,363
Ryder System, Inc. (Road & Rail)	100	7,760
SCANA Corp. (Multi-Utilities)	200	13,740
Schlumberger, Ltd. (Energy Equipment & Services)	1,100	92,080
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	450	20,318
Sealed Air Corp. (Containers & Packaging)	150	7,275
Sempra Energy (Multi-Utilities)	350	35,836
Signet Jewelers, Ltd. (Specialty Retail)	100	7,767
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	150	27,565
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	150	16,346
Snap-on, Inc. (Machinery)	50	9,077
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	300	2,703
Stanley Black & Decker, Inc. (Machinery)	100	12,400
Staples, Inc. (Specialty Retail)	950	8,740
State Street Corp. (Capital Markets)	550	41,910
Stericycle, Inc.* (Commercial Services & Supplies)	100	7,714
SunTrust Banks, Inc. (Banks)	700	39,774
Symantec Corp. (Software)	450	12,398
Synchrony Financial (Consumer Finance)	1,150	41,193
Sysco Corp. (Food & Staples Retailing)	350	18,361
T. Rowe Price Group, Inc. (Capital Markets)	100	6,744
Target Corp. (Multiline Retail)	800	51,584
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	250	18,587
TechnipFMC PLC* (Energy Equipment & Services)	700	23,534
TEGNA, Inc. (Media)	300	6,873
Teradata Corp.* (IT Services)	200	5,872
Tesoro Corp. (Oil, Gas & Consumable Fuels)	150	12,128
Textron, Inc. (Aerospace & Defense)	400	18,948
The AES Corp. (Independent Power & Renewable Electricity Producers)	950	10,868
The Allstate Corp. (Insurance)	550	41,366
The Bank of New York Mellon Corp. (Capital Markets)	1,550	69,332
The Boeing Co. (Aerospace & Defense)	300	49,025
The Clorox Co. (Household Products)	100	12,000
The Coca-Cola Co. (Beverages)	2,750	114,318
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	50	9,231
The Dow Chemical Co. (Chemicals)	1,650	98,389
The Estee Lauder Cos., Inc.—Class A (Personal Products)	150	12,182
The Gap, Inc. (Specialty Retail)	300	6,909
The Goldman Sachs Group, Inc. (Capital Markets)	550	126,126

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 49

Common Stocks, continued

	Shares	Value
The Goodyear Tire & Rubber Co. (Auto Components)	400	$12,956
The Interpublic Group of Cos., Inc. (Media)	250	5,883
The JM Smucker Co.—Class A (Food Products)	150	20,378
The Kraft Heinz Co. (Food Products)	850	75,896
The Kroger Co. (Food & Staples Retailing)	1,350	45,846
The Macerich Co. (Equity Real Estate Investment Trusts)	200	13,738
The Mosaic Co. (Chemicals)	500	15,685
The NASDAQ OMX Group, Inc. (Capital Markets)	100	7,054
The Procter & Gamble Co. (Household Products)	2,000	175,200
The Progressive Corp. (Insurance)	850	31,824
The Sherwin-Williams Co. (Chemicals)	50	15,191
The Southern Co. (Electric Utilities)	1,450	71,674
The Travelers Cos., Inc. (Insurance)	400	47,112
The Walt Disney Co. (Media)	850	94,052
The Western Union Co. (IT Services)	250	4,895
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	550	15,862
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	200	30,477
Tiffany & Co. (Specialty Retail)	100	7,872
Torchmark Corp. (Insurance)	150	11,031
Tractor Supply Co. (Specialty Retail)	100	7,367
Transocean, Ltd.* (Energy Equipment & Services)	550	7,684
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	50	2,645
Twenty-First Century Fox, Inc.—Class A (Media)	800	25,103
Twenty-First Century Fox, Inc.—Class B (Media)	350	10,854
Tyson Foods, Inc.—Class A (Food Products)	400	25,116
U.S. Bancorp (Banks)	1,000	52,650
Union Pacific Corp. (Road & Rail)	350	37,303
United Technologies Corp. (Aerospace & Defense)	1,100	120,636
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	50	5,632
Unum Group (Insurance)	350	15,901
V.F. Corp. (Textiles, Apparel & Luxury Goods)	500	25,740
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	650	42,744
Ventas, Inc. (Equity Real Estate Investment Trusts)	200	12,334
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,800	137,228
Vertex Pharmaceuticals, Inc.* (Biotechnology)	150	12,881
Viacom, Inc.—Class B (Media)	500	21,069
Vornado Realty Trust (Equity Real Estate Investment Trusts)	150	15,947
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,250	102,425
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,200	146,827
Waters Corp.* (Life Sciences Tools & Services)	50	7,083
WEC Energy Group, Inc. (Multi-Utilities)	200	11,810
Wells Fargo & Co. (Banks)	6,550	368,961
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	400	31,892
WestRock Co. (Containers & Packaging)	350	18,676
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,100	34,462
Whirlpool Corp. (Household Durables)	100	17,488
Whole Foods Market, Inc. (Food & Staples Retailing)	450	13,599
Willis Towers Watson PLC (Insurance)	200	25,026
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	50	3,953
Xcel Energy, Inc. (Electric Utilities)	750	30,990
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,250	8,663
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	150	8,730
XL Group, Ltd. (Insurance)	400	15,028
Yahoo!, Inc.* (Internet Software & Services)	1,300	57,291
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	100	11,833
Zions Bancorp (Banks)	300	12,657
TOTAL COMMON STOCKS (Cost $9,913,109)		13,304,402
TOTAL INVESTMENT SECURITIES (Cost $9,913,109)—99.9%		13,304,402
Net other assets (liabilities)—0.1%		8,883
NET ASSETS—100.0%		$13,313,285

*                 Non-income producing security.

Large-Cap Value ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$237,521	1.8%
Air Freight & Logistics	12,814	0.1%
Airlines	87,481	0.7%
Auto Components	53,229	0.4%
Automobiles	143,672	1.1%
Banks	1,781,168	13.4%
Beverages	256,180	1.9%
Biotechnology	91,221	0.7%
Building Products	72,003	0.5%
Capital Markets	473,989	3.6%
Chemicals	366,031	2.7%
Commercial Services & Supplies	11,694	0.1%
Communications Equipment	230,951	1.7%
Construction & Engineering	22,810	0.2%
Consumer Finance	154,962	1.2%
Containers & Packaging	82,627	0.6%
Distributors	19,362	0.1%
Diversified Consumer Services	6,438	NM
Diversified Financial Services	462,117	3.5%
Diversified Telecommunication Services	553,072	4.2%
Electric Utilities	512,009	3.8%
Electrical Equipment	93,222	0.7%
Electronic Equipment, Instruments & Components	20,354	0.2%
Energy Equipment & Services	207,960	1.6%
Equity Real Estate Investment Trusts	243,225	1.8%
Food & Staples Retailing	555,781	4.2%
Food Products	350,560	2.6%
Health Care Equipment & Supplies	370,557	2.8%
Health Care Providers & Services	375,371	2.8%
Hotels, Restaurants & Leisure	122,827	0.9%
Household Durables	82,915	0.6%
Household Products	259,785	2.0%
Independent Power & Renewable Electricity Producers	18,311	0.1%

See accompanying notes to the financial statements.

50 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

	Value	% of Net Assets
Industrial Conglomerates	$317,243	2.4%
Insurance	675,323	5.1%
Internet & Direct Marketing Retail	2,645	NM
Internet Software & Services	85,938	0.6%
IT Services	134,422	1.0%
Leisure Products	5,242	NM
Life Sciences Tools & Services	60,890	0.5%
Machinery	149,262	1.1%
Media	181,058	1.4%
Metals & Mining	23,273	0.2%
Multiline Retail	81,468	0.6%
Multi-Utilities	242,918	1.8%
Oil, Gas & Consumable Fuels	1,375,719	10.3%
Personal Products	19,862	0.1%
Pharmaceuticals	679,302	5.1%
Professional Services	17,594	0.1%
Real Estate Management & Development	7,590	0.1%
Road & Rail	128,129	1.0%
Semiconductors & Semiconductor Equipment	193,408	1.5%
Software	108,807	0.8%
Specialty Retail	124,956	0.9%
Technology Hardware, Storage & Peripherals	158,677	1.2%
Textiles, Apparel & Luxury Goods	102,327	0.8%
Tobacco	96,130	0.7%
Other**	8,883	0.1%
Total	$13,313,285	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 51

Common Stocks (99.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	975	$170,450
AbbVie, Inc. (Biotechnology)	3,975	242,912
Accenture PLC—Class A (IT Services)	1,500	170,805
Activision Blizzard, Inc. (Software)	1,650	66,347
Acuity Brands, Inc. (Electrical Equipment)	75	15,542
Adobe Systems, Inc.* (Software)	1,200	136,055
Advance Auto Parts, Inc. (Specialty Retail)	150	24,636
Aetna, Inc. (Health Care Providers & Services)	825	97,853
Agilent Technologies, Inc. (Life Sciences Tools & Services)	525	25,709
Air Products & Chemicals, Inc. (Chemicals)	300	41,928
Akamai Technologies, Inc.* (Internet Software & Services)	450	30,866
Alaska Air Group, Inc. (Airlines)	225	21,110
Albemarle Corp. (Chemicals)	300	27,792
Alexion Pharmaceuticals, Inc.* (Biotechnology)	525	68,607
Allegion PLC (Building Products)	150	9,851
Alliance Data Systems Corp. (IT Services)	75	17,129
Alliant Energy Corp. (Electric Utilities)	225	8,471
Alphabet, Inc.*—Class A (Internet Software & Services)	750	615,142
Alphabet, Inc.*—Class C (Internet Software & Services)	750	597,593
Altria Group, Inc. (Tobacco)	4,800	341,664
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	975	802,892
American Express Co. (Consumer Finance)	900	68,742
American Tower Corp. (Equity Real Estate Investment Trusts)	1,050	108,674
American Water Works Co., Inc. (Water Utilities)	450	33,048
Ameriprise Financial, Inc. (Capital Markets)	150	16,841
Amgen, Inc. (Biotechnology)	975	152,763
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	750	50,618
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	675	46,933
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	750	56,205
Aon PLC (Insurance)	675	76,072
Apache Corp. (Oil, Gas & Consumable Fuels)	600	35,892
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	375	16,526
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,050	1,583,618
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,625	89,906
Arthur J. Gallagher & Co. (Insurance)	450	24,224
Autodesk, Inc.* (Software)	300	24,402
Automatic Data Processing, Inc. (IT Services)	1,125	113,614
AutoZone, Inc.* (Specialty Retail)	75	54,374
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	300	51,993
Avery Dennison Corp. (Containers & Packaging)	150	10,953
Baker Hughes, Inc. (Energy Equipment & Services)	450	28,386
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	150	35,600
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	525	93,076
Best Buy Co., Inc. (Specialty Retail)	300	13,356
Biogen, Inc.* (Biotechnology)	525	145,551
BlackRock, Inc.—Class A (Capital Markets)	150	56,097
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	225	29,453
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,300	79,398
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,250	110,610
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	975	194,513
Brown-Forman Corp.—Class B (Beverages)	300	13,680
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	150	11,409
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	525	11,277
Campbell Soup Co. (Food Products)	300	18,669
CarMax, Inc.* (Specialty Retail)	225	15,010
Caterpillar, Inc. (Machinery)	750	71,744
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	300	9,108
CBS Corp.—Class B (Media)	975	62,878
Celgene Corp.* (Biotechnology)	1,875	217,781
CenterPoint Energy, Inc. (Multi-Utilities)	600	15,726
Cerner Corp.* (Health Care Technology)	750	40,283
Charter Communications, Inc.*—Class A (Media)	525	170,074
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	825	5,321
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	75	31,608
Church & Dwight Co., Inc. (Household Products)	375	16,958
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	150	20,282
Cincinnati Financial Corp. (Insurance)	225	15,881
Cintas Corp. (Commercial Services & Supplies)	225	26,125
Citizens Financial Group, Inc. (Banks)	450	16,277
Citrix Systems, Inc.* (Software)	375	34,196
CME Group, Inc. (Capital Markets)	525	63,567
Coach, Inc. (Textiles, Apparel & Luxury Goods)	375	14,006
Cognizant Technology Solutions Corp.* (IT Services)	1,050	55,220
Colgate-Palmolive Co. (Household Products)	1,200	77,496
Comcast Corp.—Class A (Media)	5,850	441,206
Comerica, Inc. (Banks)	225	15,194
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	225	31,374
Constellation Brands, Inc.—Class A (Beverages)	450	67,392
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,325	61,589
Coty, Inc. (Personal Products)	450	8,640
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	600	52,698
CSRA, Inc. (IT Services)	150	4,653
CSX Corp. (Road & Rail)	1,425	66,106
Cummins, Inc. (Machinery)	375	55,129
Danaher Corp. (Health Care Equipment & Supplies)	825	69,234
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	300	21,984
Deere & Co. (Machinery)	375	40,144
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	675	30,740
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	375	40,361
Discover Financial Services (Consumer Finance)	975	67,548
Discovery Communications, Inc.*—Class A (Media)	375	10,631
Discovery Communications, Inc.*—Class C (Media)	525	14,548
Dollar General Corp. (Multiline Retail)	600	44,292
Dollar Tree, Inc.* (Multiline Retail)	600	46,314
Dominion Resources, Inc. (Multi-Utilities)	750	57,210

See accompanying notes to the financial statements.

52 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Dr. Pepper Snapple Group, Inc. (Beverages)	300	$27,360
E*TRADE Financial Corp.* (Capital Markets)	675	25,279
E.I. du Pont de Nemours & Co. (Chemicals)	1,050	79,274
eBay, Inc.* (Internet Software & Services)	975	31,034
Ecolab, Inc. (Chemicals)	375	45,049
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	525	50,526
Electronic Arts, Inc.* (Software)	750	62,573
Eli Lilly & Co. (Pharmaceuticals)	1,050	80,882
Emerson Electric Co. (Electrical Equipment)	750	43,995
Envision Healthcare Corp.* (Health Care Providers & Services)	150	10,200
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	750	76,185
EQT Corp. (Oil, Gas & Consumable Fuels)	225	13,642
Equifax, Inc. (Professional Services)	300	35,183
Equinix, Inc. (Equity Real Estate Investment Trusts)	150	57,747
Equity Residential (Equity Real Estate Investment Trusts)	600	36,462
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	75	16,823
Expedia, Inc. (Internet & Direct Marketing Retail)	300	36,477
Expeditors International of Washington, Inc. (Air Freight & Logistics)	300	15,624
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	300	21,615
F5 Networks, Inc.* (Communications Equipment)	150	20,105
Facebook, Inc.*—Class A (Internet Software & Services)	5,700	742,823
Fastenal Co. (Trading Companies & Distributors)	675	33,534
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	75	10,532
FedEx Corp. (Air Freight & Logistics)	600	113,466
Fidelity National Information Services, Inc. (IT Services)	825	65,522
First Horizon National Corp. (Banks)	1	16
Fiserv, Inc.* (IT Services)	525	56,401
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	225	7,949
FMC Corp. (Chemicals)	225	13,536
Foot Locker, Inc. (Specialty Retail)	225	15,422
Fortive Corp. (Machinery)	750	41,483
Fortune Brands Home & Security, Inc. (Building Products)	300	16,539
Freeport-McMoRan, Inc.* (Metals & Mining)	1,875	31,219
Garmin, Ltd. (Household Durables)	300	14,487
General Dynamics Corp. (Aerospace & Defense)	675	122,229
General Electric Co. (Industrial Conglomerates)	10,125	300,712
General Mills, Inc. (Food Products)	825	51,545
GGP, Inc. (Equity Real Estate Investment Trusts)	1,425	35,397
Gilead Sciences, Inc. (Biotechnology)	3,225	233,651
Global Payments, Inc. (IT Services)	375	28,980
Halliburton Co. (Energy Equipment & Services)	1,200	67,884
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	450	10,670
Harley-Davidson, Inc. (Automobiles)	450	25,668
Harman International Industries, Inc. (Household Durables)	150	16,674
Harris Corp. (Communications Equipment)	300	30,812
Hasbro, Inc. (Leisure Products)	300	24,753
HCA Holdings, Inc.* (Health Care Providers & Services)	375	30,105
Hologic, Inc.* (Health Care Equipment & Supplies)	375	15,199
Honeywell International, Inc. (Industrial Conglomerates)	1,125	133,110
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,800	32,526
Humana, Inc. (Health Care Providers & Services)	375	74,438
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	225	27,524
Illinois Tool Works, Inc. (Machinery)	750	95,399
Illumina, Inc.* (Life Sciences Tools & Services)	225	36,023
Ingersoll-Rand PLC (Machinery)	600	47,610
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,550	204,350
Intercontinental Exchange, Inc. (Capital Markets)	1,425	83,163
International Business Machines Corp. (IT Services)	1,200	209,424
International Flavors & Fragrances, Inc. (Chemicals)	150	17,582
Intuit, Inc. (Software)	600	71,148
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	75	51,952
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	375	13,425
J.B. Hunt Transport Services, Inc. (Road & Rail)	225	22,293
Johnson & Johnson (Pharmaceuticals)	4,050	458,662
Juniper Networks, Inc. (Communications Equipment)	525	14,060
Kellogg Co. (Food Products)	300	21,813
KeyCorp (Banks)	1,275	22,912
Kimberly-Clark Corp. (Household Products)	450	54,509
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,050	26,135
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	375	31,916
L Brands, Inc. (Specialty Retail)	300	18,063
L3 Technologies, Inc. (Aerospace & Defense)	75	11,902
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	150	20,132
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	375	43,073
Leggett & Platt, Inc. (Household Durables)	225	10,737
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	375	22,298
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	600	37,878
LKQ Corp.* (Distributors)	750	23,933
Lockheed Martin Corp. (Aerospace & Defense)	600	150,798
Lowe’s Cos., Inc. (Specialty Retail)	1,350	98,658
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	751	63,509
Marsh & McLennan Cos., Inc. (Insurance)	1,275	86,725
Martin Marietta Materials, Inc. (Construction Materials)	150	34,440
Masco Corp. (Building Products)	525	17,298
MasterCard, Inc.—Class A (IT Services)	2,325	247,216
Mattel, Inc. (Leisure Products)	450	11,795
McCormick & Co., Inc. (Food Products)	150	14,333
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,275	156,277
Mead Johnson Nutrition Co.—Class A (Food Products)	225	15,854
Merck & Co., Inc. (Pharmaceuticals)	4,200	260,358

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 53

Common Stocks, continued

	Shares	Value
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	75	$31,997
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	375	16,054
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	525	35,359
Microsoft Corp. (Software)	18,975	1,226,733
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	150	14,243
Mohawk Industries, Inc.* (Household Durables)	75	16,188
Monsanto Co. (Chemicals)	750	81,232
Monster Beverage Corp.* (Beverages)	600	25,560
Moody’s Corp. (Capital Markets)	375	38,876
Motorola Solutions, Inc. (Communications Equipment)	375	30,266
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	375	10,841
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	450	17,244
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,050	147,746
Newell Rubbermaid, Inc. (Household Durables)	750	35,498
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	300	12,024
Newmont Mining Corp. (Metals & Mining)	1,275	46,256
NextEra Energy, Inc. (Electric Utilities)	525	64,953
Nielsen Holdings PLC (Professional Services)	450	18,410
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,875	99,187
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	450	17,892
Northern Trust Corp. (Capital Markets)	300	24,888
Northrop Grumman Corp. (Aerospace & Defense)	450	103,086
Nucor Corp. (Metals & Mining)	450	26,141
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,350	147,393
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	825	55,910
Omnicom Group, Inc. (Media)	450	38,543
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	375	20,666
Oracle Corp. (Software)	4,275	171,469
O’Reilly Automotive, Inc.* (Specialty Retail)	225	59,011
PACCAR, Inc. (Machinery)	450	30,290
Parker-Hannifin Corp. (Machinery)	225	33,104
Paychex, Inc. (IT Services)	750	45,218
PayPal Holdings, Inc.* (IT Services)	2,775	110,390
PepsiCo, Inc. (Beverages)	1,950	202,371
Pfizer, Inc. (Pharmaceuticals)	8,325	264,151
Philip Morris International, Inc. (Tobacco)	2,100	201,873
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	450	81,103
PPG Industries, Inc. (Chemicals)	375	37,504
Praxair, Inc. (Chemicals)	375	44,415
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,275	62,284
Public Storage (Equity Real Estate Investment Trusts)	225	48,375
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,600	192,348
Quanta Services, Inc.* (Construction & Engineering)	375	13,459
Quest Diagnostics, Inc. (Health Care Providers & Services)	225	20,682
Range Resources Corp. (Oil, Gas & Consumable Fuels)	150	4,851
Raytheon Co. (Aerospace & Defense)	450	64,872
Realty Income Corp. (Equity Real Estate Investment Trusts)	375	22,361
Red Hat, Inc.* (Software)	450	34,146
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	53,894
Republic Services, Inc.—Class A (Commercial Services & Supplies)	600	34,428
Reynolds American, Inc. (Tobacco)	2,025	121,763
Rockwell Automation, Inc. (Electrical Equipment)	300	44,397
Rockwell Collins, Inc. (Aerospace & Defense)	225	20,421
Roper Technologies, Inc. (Industrial Conglomerates)	150	28,778
Ross Stores, Inc. (Specialty Retail)	975	64,457
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	225	21,067
S&P Global, Inc. (Capital Markets)	600	72,108
Salesforce.com, Inc.* (Software)	1,575	124,583
Schlumberger, Ltd. (Energy Equipment & Services)	1,500	125,565
Scripps Networks Interactive, Inc.—Class A (Media)	225	17,136
Sealed Air Corp. (Containers & Packaging)	225	10,913
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	525	96,479
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	450	41,283
Snap-on, Inc. (Machinery)	75	13,615
Southwest Airlines Co. (Airlines)	1,500	78,465
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	675	6,082
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,725	71,846
Stanley Black & Decker, Inc. (Machinery)	150	18,600
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,525	194,650
Stryker Corp. (Health Care Equipment & Supplies)	750	92,648
Symantec Corp. (Software)	750	20,663
Sysco Corp. (Food & Staples Retailing)	675	35,411
T. Rowe Price Group, Inc. (Capital Markets)	375	25,290
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	450	33,458
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,475	186,962
The Boeing Co. (Aerospace & Defense)	975	159,334
The Charles Schwab Corp. (Capital Markets)	2,925	120,627
The Clorox Co. (Household Products)	150	18,000
The Coca-Cola Co. (Beverages)	4,800	199,536
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	75	13,846
The Dun & Bradstreet Corp. (Professional Services)	75	9,197
The Estee Lauder Cos., Inc.—Class A (Personal Products)	300	24,363
The Hershey Co. (Food Products)	375	39,551
The Home Depot, Inc. (Specialty Retail)	3,000	412,739
The Interpublic Group of Cos., Inc. (Media)	525	12,353
The NASDAQ OMX Group, Inc. (Capital Markets)	150	10,581
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	150	236,269
The Procter & Gamble Co. (Household Products)	3,225	282,509
The Sherwin-Williams Co. (Chemicals)	150	45,572
The TJX Cos., Inc. (Specialty Retail)	1,575	117,998
The Walt Disney Co. (Media)	2,100	232,364
The Western Union Co. (IT Services)	750	14,685

See accompanying notes to the financial statements.

54 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares		Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	750		$21,630
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	600		91,434
Tiffany & Co. (Specialty Retail)	150		11,808
Time Warner, Inc. (Media)	1,875		181,594
Total System Services, Inc. (IT Services)	375		19,005
Tractor Supply Co. (Specialty Retail)	150		11,051
TransDigm Group, Inc. (Aerospace & Defense)	150		32,460
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	150		7,935
Twenty-First Century Fox, Inc.—Class A (Media)	1,275		40,010
Twenty-First Century Fox, Inc.—Class B (Media)	600		18,606
U.S. Bancorp (Banks)	2,175		114,513
UDR, Inc. (Equity Real Estate Investment Trusts)	675		23,591
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	150		40,842
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	450		9,671
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	450		8,649
Union Pacific Corp. (Road & Rail)	1,425		151,876
United Continental Holdings, Inc.* (Airlines)	675		47,567
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,650		180,065
United Rentals, Inc.* (Trading Companies & Distributors)	225		28,465
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,325		376,882
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	75		8,447
Urban Outfitters, Inc.* (Specialty Retail)	225		5,972
Varex Imaging Corp.* (Health Care Equipment & Supplies)	—	†	12
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	225		17,471
Ventas, Inc. (Equity Real Estate Investment Trusts)	525		32,377
VeriSign, Inc.* (Internet Software & Services)	225		18,047
Verisk Analytics, Inc.*—Class A (Professional Services)	375		30,990
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,250		257,302
Vertex Pharmaceuticals, Inc.* (Biotechnology)	375		32,201
Visa, Inc.—Class A (IT Services)	4,575		378,397
Vornado Realty Trust (Equity Real Estate Investment Trusts)	225		23,920
Vulcan Materials Co. (Construction Materials)	300		38,499
W.W. Grainger, Inc. (Trading Companies & Distributors)	150		37,885
Waste Management, Inc. (Commercial Services & Supplies)	975		67,762
Waters Corp.* (Life Sciences Tools & Services)	150		21,248
WEC Energy Group, Inc. (Multi-Utilities)	375		22,144
Welltower, Inc. (Equity Real Estate Investment Trusts)	900		59,670
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	150		11,859
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	225		22,822
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	375		21,825
Xylem, Inc. (Machinery)	450		22,190
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	825		54,062
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	300		35,499
Zoetis, Inc. (Pharmaceuticals)	1,200		65,928
TOTAL COMMON STOCKS (Cost $19,498,044)			25,710,981
TOTAL INVESTMENT SECURITIES (Cost $19,498,044)—99.3%			25,710,981
Net other assets (liabilities)—0.7%			184,956
NET ASSETS—100.0%			$25,895,937

† Number of shares is less than 0.50.

* Non-income producing security.

Large-Cap Growth ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$665,102	2.6%
Air Freight & Logistics	320,564	1.2%
Airlines	147,142	0.6%
Automobiles	25,668	0.1%
Banks	168,912	0.7%
Beverages	535,899	2.1%
Biotechnology	1,147,361	4.4%
Building Products	43,688	0.2%
Capital Markets	537,317	2.1%
Chemicals	433,884	1.7%
Commercial Services & Supplies	128,315	0.5%
Communications Equipment	95,243	0.4%
Construction & Engineering	13,459	0.1%
Construction Materials	72,939	0.3%
Consumer Finance	136,290	0.5%
Containers & Packaging	21,866	0.1%
Distributors	23,933	0.1%
Diversified Telecommunication Services	279,600	1.1%
Electric Utilities	73,424	0.3%
Electrical Equipment	103,934	0.4%
Electronic Equipment, Instruments & Components	153,614	0.6%
Energy Equipment & Services	221,835	0.9%
Equity Real Estate Investment Trusts	933,667	3.6%
Food & Staples Retailing	35,411	0.1%
Food Products	161,765	0.6%
Health Care Equipment & Supplies	581,985	2.2%
Health Care Providers & Services	638,739	2.5%
Health Care Technology	40,283	0.2%
Hotels, Restaurants & Leisure	577,838	2.2%
Household Durables	93,584	0.4%
Household Products	449,472	1.7%
Industrial Conglomerates	633,050	2.4%
Insurance	202,902	0.8%
Internet & Direct Marketing Retail	1,231,320	4.8%
Internet Software & Services	2,035,505	7.8%
IT Services	1,536,658	5.9%
Leisure Products	36,548	0.1%
Life Sciences Tools & Services	206,411	0.8%
Machinery	469,308	1.8%

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 55

	Value	% of Net Assets
Media	$1,239,944	4.8%
Metals & Mining	103,616	0.4%
Multiline Retail	90,606	0.3%
Multi-Utilities	95,080	0.4%
Oil, Gas & Consumable Fuels	574,491	2.2%
Personal Products	33,003	0.1%
Pharmaceuticals	1,240,591	4.8%
Professional Services	93,780	0.4%
Real Estate Management & Development	9,108	NM
Road & Rail	240,275	0.9%
Semiconductors & Semiconductor Equipment	1,283,010	5.0%
Software	1,972,315	7.5%
Specialty Retail	963,397	3.7%
Technology Hardware, Storage & Peripherals	1,600,861	6.2%
Textiles, Apparel & Luxury Goods	158,237	0.6%
Tobacco	665,300	2.6%
Trading Companies & Distributors	99,884	0.4%
Water Utilities	33,048	0.1%
Other**	184,956	0.7%
Total	$25,895,937	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM   Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

56 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (100.5%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,859	$30,655
Aaron’s, Inc. (Specialty Retail)	3,718	115,035
ACI Worldwide, Inc.* (Software)	3,549	68,851
Acxiom Corp.* (IT Services)	2,535	66,164
AECOM Technology Corp.* (Construction & Engineering)	8,957	330,781
AGCO Corp. (Machinery)	3,887	244,103
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,183	52,667
Alleghany Corp.* (Insurance)	845	516,777
Allegheny Technologies, Inc. (Metals & Mining)	6,253	135,878
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	10,816	126,655
AMC Networks, Inc.*—Class A (Media)	1,183	67,845
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	3,211	156,119
American Eagle Outfitters, Inc. (Specialty Retail)	9,971	150,662
American Financial Group, Inc. (Insurance)	4,225	364,068
ANSYS, Inc.* (Software)	1,859	173,369
AptarGroup, Inc. (Containers & Packaging)	2,028	147,983
Aqua America, Inc. (Water Utilities)	4,901	149,039
ARRIS International PLC* (Communications Equipment)	6,591	188,371
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	5,239	385,170
Ashland Global Holdings, Inc. (Chemicals)	3,549	422,437
Aspen Insurance Holdings, Ltd. (Insurance)	3,549	200,164
Associated Banc-Corp. (Banks)	8,619	218,061
Atmos Energy Corp. (Gas Utilities)	6,084	463,479
Avnet, Inc. (Electronic Equipment, Instruments & Components)	7,436	345,328
Avon Products, Inc.* (Personal Products)	25,350	148,805
BancorpSouth, Inc. (Banks)	4,901	145,560
Bank of Hawaii Corp. (Banks)	676	58,075
BE Aerospace, Inc. (Aerospace & Defense)	2,197	135,050
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,183	90,464
Bemis Co., Inc. (Containers & Packaging)	5,408	263,478
Big Lots, Inc. (Multiline Retail)	2,535	126,750
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	676	128,494
Black Hills Corp. (Multi-Utilities)	1,183	73,997
Brocade Communications Systems, Inc. (Communications Equipment)	8,112	101,157
Brunswick Corp. (Leisure Products)	5,239	313,606
Cabela’s, Inc.*—Class A (Specialty Retail)	1,352	75,563
Cabot Corp. (Chemicals)	3,549	196,508
Cadence Design Systems, Inc.* (Software)	4,732	123,174
CalAtlantic Group, Inc. (Household Durables)	4,225	147,326
Camden Property Trust (Equity Real Estate Investment Trusts)	2,366	197,727
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	4,901	121,104
Carpenter Technology Corp. (Metals & Mining)	2,704	108,214
Casey’s General Stores, Inc. (Food & Staples Retailing)	2,197	252,436
Catalent, Inc.* (Pharmaceuticals)	4,225	113,061
Cathay General Bancorp, Inc. (Banks)	4,225	153,959
CBOE Holdings, Inc. (Capital Markets)	1,690	134,558
CEB, Inc. (Professional Services)	845	64,600
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,014	81,931
Chemical Financial Corp. (Banks)	1,521	75,183
Chico’s FAS, Inc. (Specialty Retail)	3,887	52,436
Ciena Corp.* (Communications Equipment)	8,112	197,445
Cinemark Holdings, Inc. (Media)	2,704	114,920
Clean Harbors, Inc.* (Commercial Services & Supplies)	3,042	168,830
CNO Financial Group, Inc. (Insurance)	10,140	191,747
Commercial Metals Co. (Metals & Mining)	6,760	138,107
Compass Minerals International, Inc. (Metals & Mining)	1,014	84,770
Computer Sciences Corp. (IT Services)	3,887	241,771
comScore, Inc.* (Internet Software & Services)	1,521	51,030
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	10,309	174,634
Convergys Corp. (IT Services)	3,211	79,697
Corecivic, Inc. (Equity Real Estate Investment Trusts)	6,760	196,310
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,690	53,776
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	19,942	169,507
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	338	53,424
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	5,746	158,474
CST Brands, Inc. (Specialty Retail)	4,394	211,703
Cullen/Frost Bankers, Inc. (Banks)	1,521	135,977
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	10,816	127,629
Dana Holding Corp. (Auto Components)	8,281	166,779
Dean Foods Co. (Food Products)	5,239	104,047
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	845	48,672
Deluxe Corp. (Commercial Services & Supplies)	1,014	73,870
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	13,858	46,424
DeVry Education Group, Inc. (Diversified Consumer Services)	3,380	113,230
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	3,718	60,901
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	4,394	119,517
Domtar Corp. (Paper & Forest Products)	3,718	162,439
Donaldson Co., Inc. (Machinery)	2,366	99,964
Dril-Quip, Inc.* (Energy Equipment & Services)	2,197	136,653
DST Systems, Inc. (IT Services)	1,859	214,064
Dycom Industries, Inc.* (Construction & Engineering)	845	68,158
East West Bancorp, Inc. (Banks)	3,042	156,480
Eaton Vance Corp. (Capital Markets)	2,535	106,293
Edgewell Personal Care Co.* (Personal Products)	3,380	266,479
EMCOR Group, Inc. (Construction & Engineering)	1,859	129,554
Endurance Specialty Holdings, Ltd. (Insurance)	3,718	344,621
Energen Corp.* (Oil, Gas & Consumable Fuels)	3,211	173,041
Energizer Holdings, Inc. (Household Products)	1,352	68,235
Ensco PLCADR—Class A (Energy Equipment & Services)	17,576	191,930
EPR Properties (Equity Real Estate Investment Trusts)	1,521	112,508
Esterline Technologies Corp.* (Aerospace & Defense)	1,690	144,749
Everest Re Group, Ltd. (Insurance)	2,366	520,354
F.N.B. Corp. (Banks)	12,168	181,790
FactSet Research Systems, Inc. (Capital Markets)	676	116,982
Federated Investors, Inc.—Class B (Capital Markets)	2,704	70,331
First American Financial Corp. (Insurance)	6,422	241,339

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 57

Common Stocks, continued

	Shares	Value
Flowers Foods, Inc. (Food Products)	10,647	$214,111
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,366	60,499
FTI Consulting, Inc.* (Professional Services)	2,535	106,825
Fulton Financial Corp. (Banks)	5,070	92,274
GameStop Corp.—Class A (Specialty Retail)	5,915	144,858
GATX Corp. (Trading Companies & Distributors)	1,352	78,173
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	1,690	127,358
Genworth Financial, Inc.*—Class A (Insurance)	28,899	97,101
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	2,197	57,913
Graham Holdings Co.—Class B (Diversified Consumer Services)	338	175,608
Great Plains Energy, Inc. (Electric Utilities)	12,506	344,540
Greif, Inc.—Class A (Containers & Packaging)	1,521	87,579
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,042	63,578
Halyard Health, Inc.* (Health Care Equipment & Supplies)	2,704	104,023
Hancock Holding Co. (Banks)	4,563	209,214
Hawaiian Electric Industries, Inc. (Electric Utilities)	6,253	209,350
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,028	61,266
Helen of Troy, Ltd.* (Household Durables)	1,690	157,677
Herman Miller, Inc. (Commercial Services & Supplies)	3,549	110,729
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,366	121,636
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,352	79,592
HNI Corp. (Commercial Services & Supplies)	1,014	51,116
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	10,140	293,756
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	9,464	294,614
HSN, Inc. (Internet & Direct Marketing Retail)	1,859	65,530
Hubbell, Inc. (Electrical Equipment)	1,183	144,421
IDACORP, Inc. (Electric Utilities)	2,873	229,897
Ingredion, Inc. (Food Products)	2,197	281,634
International Bancshares Corp. (Banks)	1,690	62,699
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	1,521	55,745
ITT, Inc. (Machinery)	5,070	207,211
J.C. Penney Co., Inc.* (Multiline Retail)	17,914	119,128
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	10,816	259,368
Janus Capital Group, Inc. (Capital Markets)	8,281	103,513
JetBlue Airways Corp.* (Airlines)	18,759	367,864
John Wiley & Sons, Inc.—Class A (Media)	1,352	74,495
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	2,704	278,593
Joy Global, Inc. (Machinery)	2,535	71,284
KB Home (Household Durables)	4,901	80,278
KBR, Inc. (Construction & Engineering)	8,281	140,860
Kemper Corp. (Insurance)	2,873	124,114
Kennametal, Inc. (Machinery)	2,535	90,601
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,225	156,621
Kirby Corp.* (Marine)	3,211	206,949
KLX, Inc.* (Aerospace & Defense)	3,042	149,028
Knowles Corp.* (Electronic Equipment, Instruments & Components)	5,239	94,407
Lamb Weston Holding, Inc. (Food Products)	3,042	113,649
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	6,591	198,850
Legg Mason, Inc. (Capital Markets)	5,239	166,024
Leidos Holdings, Inc. (IT Services)	8,281	400,138
Life Storage, Inc. (Equity Real Estate Investment Trusts)	2,704	220,241
LifePoint Health, Inc.* (Health Care Providers & Services)	2,366	140,422
LivaNova PLC* (Health Care Equipment & Supplies)	2,535	121,946
Live Nation Entertainment, Inc.* (Media)	3,718	106,409
Louisiana-Pacific Corp.* (Paper & Forest Products)	8,281	158,416
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	2,028	56,825
Manhattan Associates, Inc.* (Software)	1,352	69,304
ManpowerGroup, Inc. (Professional Services)	3,887	371,053
MB Financial, Inc. (Banks)	1,859	82,781
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	18,590	237,023
MEDNAX, Inc.* (Health Care Providers & Services)	2,028	138,614
Mercury General Corp. (Insurance)	2,197	138,960
Meredith Corp. (Media)	1,014	62,158
Molina Healthcare, Inc.* (Health Care Providers & Services)	2,535	143,785
Murphy USA, Inc.* (Specialty Retail)	2,028	129,184
Nabors Industries, Ltd. (Energy Equipment & Services)	16,393	266,386
National Fuel Gas Co. (Gas Utilities)	2,197	123,362
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,211	100,890
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,549	154,736
NetScout Systems, Inc.* (Communications Equipment)	5,239	174,459
NeuStar, Inc.*—Class A (IT Services)	3,211	106,605
New Jersey Resources Corp. (Gas Utilities)	5,070	191,139
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	28,223	428,707
NewMarket Corp. (Chemicals)	169	72,868
Noble Corp. PLC (Energy Equipment & Services)	14,196	95,823
NorthWestern Corp. (Multi-Utilities)	2,873	164,077
NOW, Inc.* (Trading Companies & Distributors)	6,253	132,939
Oceaneering International, Inc. (Energy Equipment & Services)	5,746	160,026
Office Depot, Inc. (Specialty Retail)	30,758	136,873
OGE Energy Corp. (Electric Utilities)	11,661	391,111
Oil States International, Inc.* (Energy Equipment & Services)	3,042	120,159
Old Republic International Corp. (Insurance)	14,196	295,277
Olin Corp. (Chemicals)	9,633	252,481
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	11,323	363,129
ONE Gas, Inc. (Gas Utilities)	3,042	196,574
Orbital ATK, Inc. (Aerospace & Defense)	3,380	293,890
Oshkosh Corp. (Machinery)	2,028	141,210
Owens & Minor, Inc. (Health Care Providers & Services)	3,549	127,338
Owens-Illinois, Inc.* (Containers & Packaging)	9,464	178,870
PacWest Bancorp (Banks)	6,929	383,868
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,521	107,824
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,563	127,947
Plantronics, Inc. (Communications Equipment)	676	38,248
PNM Resources, Inc. (Electric Utilities)	4,563	156,967
Polaris Industries, Inc. (Leisure Products)	1,859	156,286
PolyOne Corp. (Chemicals)	4,901	167,173

See accompanying notes to the financial statements.

58 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Potlatch Corp. (Equity Real Estate Investment Trusts)	845	$34,814
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,352	71,332
PrivateBancorp, Inc. (Banks)	1,690	92,375
Prosperity Bancshares, Inc. (Banks)	4,056	294,587
PTC, Inc.* (Software)	2,028	106,612
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,619	150,315
Quality Care Properties* (Equity Real Estate Investment Trusts)	5,408	99,832
Raymond James Financial, Inc. (Capital Markets)	3,380	253,262
Rayonier, Inc. (Equity Real Estate Investment Trusts)	3,887	108,408
Regal Beloit Corp. (Electrical Equipment)	2,535	184,041
Regency Centers Corp. (Equity Real Estate Investment Trusts)	2,197	153,197
Reinsurance Group of America, Inc. (Insurance)	3,718	466,497
Reliance Steel & Aluminum Co. (Metals & Mining)	4,225	336,521
RenaissanceRe Holdings, Ltd. (Insurance)	1,352	184,305
ResMed, Inc. (Health Care Equipment & Supplies)	2,704	182,628
Restoration Hardware, Inc.* (Specialty Retail)	2,197	59,363
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	7,267	130,225
RPM International, Inc. (Chemicals)	2,873	150,143
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,718	88,488
SEI Investments Co. (Capital Markets)	3,042	147,567
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	13,858	263,995
Sensient Technologies Corp. (Chemicals)	1,014	77,825
Service Corp. International (Diversified Consumer Services)	4,225	123,074
Signature Bank* (Banks)	1,014	159,725
Silgan Holdings, Inc. (Containers & Packaging)	2,197	128,546
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,873	87,655
Snyder’s-Lance, Inc. (Food Products)	4,901	188,100
Sonoco Products Co. (Containers & Packaging)	2,704	148,585
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,887	72,570
Steel Dynamics, Inc. (Metals & Mining)	4,732	159,989
STERIS PLC (Health Care Equipment & Supplies)	4,901	347,139
Stifel Financial Corp.* (Capital Markets)	3,887	195,632
Superior Energy Services, Inc.* (Energy Equipment & Services)	5,239	92,573
SVB Financial Group* (Banks)	1,183	203,748
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	2,028	114,339
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,690	203,104
Synovus Financial Corp. (Banks)	3,549	147,922
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,690	57,781
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,521	107,748
TCF Financial Corp. (Banks)	9,971	172,997
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	2,028	173,516
Teledyne Technologies, Inc.* (Aerospace & Defense)	676	83,060
Teleflex, Inc. (Health Care Equipment & Supplies)	1,014	170,078
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	5,408	165,755
Tempur Sealy International, Inc.* (Household Durables)	1,183	50,869
Tenet Healthcare Corp.* (Health Care Providers & Services)	4,563	80,263
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,070	143,886
Terex Corp. (Machinery)	6,084	193,471
The Boston Beer Co., Inc.*—Class A (Beverages)	169	25,975
The Chemours Co. (Chemicals)	4,901	129,484
The Hain Celestial Group, Inc.* (Food Products)	6,084	240,683
The Hanover Insurance Group, Inc. (Insurance)	2,535	212,788
The New York Times Co.—Class A (Media)	7,098	95,823
The Timken Co. (Machinery)	4,056	180,086
The Valspar Corp. (Chemicals)	1,352	149,626
Time, Inc. (Media)	5,746	110,611
Toll Brothers, Inc.* (Household Durables)	8,619	270,292
Tootsie Roll Industries, Inc. (Food Products)	338	12,658
TreeHouse Foods, Inc.* (Food Products)	3,380	256,474
TRI Pointe Group, Inc.* (Household Durables)	8,450	103,682
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	5,070	150,173
Trinity Industries, Inc. (Machinery)	8,788	242,021
Triumph Group, Inc. (Aerospace & Defense)	2,873	76,853
Trustmark Corp. (Banks)	2,197	73,863
Tupperware Brands Corp. (Household Durables)	1,690	102,008
UGI Corp. (Gas Utilities)	9,971	462,355
UMB Financial Corp. (Banks)	845	65,183
Umpqua Holdings Corp. (Banks)	12,844	235,174
United Natural Foods, Inc.* (Food & Staples Retailing)	2,873	131,296
United States Steel Corp. (Metals & Mining)	5,070	165,840
United Therapeutics Corp.* (Biotechnology)	676	110,614
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,859	51,996
Valley National Bancorp (Banks)	14,872	180,100
Valmont Industries, Inc. (Construction & Engineering)	676	97,344
Vectren Corp. (Multi-Utilities)	4,732	259,739
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	6,422	116,688
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	2,366	66,130
ViaSat, Inc.* (Communications Equipment)	1,014	65,819
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	7,774	129,048
Vista Outdoor, Inc.* (Leisure Products)	1,859	53,558
W.R. Berkley Corp. (Insurance)	5,577	374,830
Wabtec Corp. (Machinery)	1,859	161,064
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	4,732	85,413
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	10,816	104,374
Watsco, Inc. (Trading Companies & Distributors)	676	103,252
Webster Financial Corp. (Banks)	1,859	97,635
Werner Enterprises, Inc. (Road & Rail)	2,535	71,234
Westar Energy, Inc. (Electric Utilities)	3,211	175,610
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	4,563	159,751
WGL Holdings, Inc. (Gas Utilities)	1,521	124,631
Williams-Sonoma, Inc. (Specialty Retail)	4,732	228,130
WisdomTree Investments, Inc. (Capital Markets)	2,535	26,111
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	4,056	180,411
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	9,464	131,834
TOTAL COMMON STOCKS (Cost $39,365,578)		45,019,407

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 59

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%-0.48%, dated 1/31/17, due 2/1/17, total to be received $32,000	$32,000	$32,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,000)		32,000
TOTAL INVESTMENT SECURITIES (Cost $39,397,578)—100.6%		45,051,407
Net other assets (liabilities)—(0.6)%		(269,211)
NET ASSETS—100.0%		$44,782,196

*      Non-income producing security.

(a)   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR American Depositary Receipt

Mid-Cap Value ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$882,630	2.0%
Airlines	367,864	0.8%
Auto Components	166,779	0.4%
Banks	3,679,230	8.3%
Beverages	25,975	0.1%
Biotechnology	110,614	0.2%
Capital Markets	1,405,686	3.1%
Chemicals	1,618,545	3.6%
Commercial Services & Supplies	404,545	0.9%
Communications Equipment	765,499	1.7%
Construction & Engineering	766,697	1.7%
Containers & Packaging	955,041	2.1%
Diversified Consumer Services	411,912	0.9%
Electric Utilities	1,507,475	3.4%
Electrical Equipment	328,462	0.7%
Electronic Equipment, Instruments & Components	2,204,777	5.0%
Energy Equipment & Services	1,382,623	3.1%
Equity Real Estate Investment Trusts	3,697,516	8.4%
Food & Staples Retailing	456,302	1.0%
Food Products	1,411,356	3.2%
Gas Utilities	1,561,540	3.5%
Health Care Equipment & Supplies	1,063,318	2.4%
Health Care Providers & Services	630,422	1.4%
Health Care Technology	126,655	0.3%
Hotels, Restaurants & Leisure	109,169	0.2%
Household Durables	912,132	2.0%
Household Products	68,235	0.2%
Insurance	4,272,942	9.5%
Internet & Direct Marketing Retail	65,530	0.1%
Internet Software & Services	51,030	0.1%
IT Services	1,108,439	2.5%
Leisure Products	523,450	1.2%
Life Sciences Tools & Services	318,249	0.7%
Machinery	1,631,016	3.6%
Marine	206,949	0.5%
Media	632,261	1.4%
Metals & Mining	1,129,319	2.5%
Multiline Retail	245,878	0.5%
Multi-Utilities	497,813	1.1%
Oil, Gas & Consumable Fuels	1,461,399	3.3%
Paper & Forest Products	320,855	0.7%
Personal Products	415,284	0.9%
Pharmaceuticals	184,393	0.4%
Professional Services	542,478	1.2%
Real Estate Management & Development	331,260	0.7%
Road & Rail	198,592	0.4%
Semiconductors & Semiconductor Equipment	610,458	1.4%
Software	541,310	1.2%
Specialty Retail	1,392,295	3.1%
Technology Hardware, Storage & Peripherals	150,172	0.3%
Textiles, Apparel & Luxury Goods	109,171	0.2%
Thrifts & Mortgage Finance	428,707	1.0%
Trading Companies & Distributors	314,364	0.7%
Water Utilities	149,039	0.3%
Wireless Telecommunication Services	165,755	0.4%
Other**	(237,211)	(0.5)%
Total	$44,782,196	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

60 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (100.2%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,036	$17,084
A.O. Smith Corp. (Building Products)	2,072	101,010
ABIOMED, Inc.* (Health Care Equipment & Supplies)	592	62,971
ACI Worldwide, Inc.* (Software)	740	14,356
Acxiom Corp.* (IT Services)	518	13,520
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,582	109,736
Akorn, Inc.* (Pharmaceuticals)	1,258	24,029
Alexander & Baldwin, Inc. (Real Estate Management & Development)	370	16,472
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,110	123,009
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,036	94,990
AMC Networks, Inc.*—Class A (Media)	518	29,707
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,110	53,968
ANSYS, Inc.* (Software)	740	69,012
AptarGroup, Inc. (Containers & Packaging)	370	26,999
Aqua America, Inc. (Water Utilities)	1,258	38,256
ARRIS International PLC* (Communications Equipment)	1,110	31,724
Avis Budget Group, Inc.* (Road & Rail)	1,258	46,823
Bank of Hawaii Corp. (Banks)	444	38,144
Bank of the Ozarks, Inc. (Banks)	1,258	69,026
BE Aerospace, Inc. (Aerospace & Defense)	888	54,585
Belden, Inc. (Electronic Equipment, Instruments & Components)	296	22,635
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	148	28,132
Bio-Techne Corp. (Life Sciences Tools & Services)	518	52,707
Black Hills Corp. (Multi-Utilities)	444	27,772
Brinker International, Inc. (Hotels, Restaurants & Leisure)	666	29,637
Broadridge Financial Solutions, Inc. (IT Services)	1,628	108,311
Brocade Communications Systems, Inc. (Communications Equipment)	3,626	45,215
Brown & Brown, Inc. (Insurance)	1,628	68,587
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	222	33,522
Cabela’s, Inc.*—Class A (Specialty Retail)	370	20,679
Cable One, Inc. (Media)	74	46,796
Cadence Design Systems, Inc.* (Software)	2,886	75,123
Camden Property Trust (Equity Real Estate Investment Trusts)	666	55,658
Carlisle Cos., Inc. (Industrial Conglomerates)	888	96,890
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	666	55,777
Catalent, Inc.* (Pharmaceuticals)	740	19,802
CBOE Holdings, Inc. (Capital Markets)	740	58,919
CDK Global, Inc. (Software)	2,072	129,604
CEB, Inc. (Professional Services)	222	16,972
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	444	35,875
Chemical Financial Corp. (Banks)	592	29,263
Chico’s FAS, Inc. (Specialty Retail)	888	11,979
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	148	21,216
Cinemark Holdings, Inc. (Media)	814	34,595
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	888	53,564
CLARCOR, Inc. (Machinery)	666	55,151
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,184	79,991
Commerce Bancshares, Inc. (Banks)	1,184	66,932
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	1,924	50,563
CommVault Systems, Inc.* (Software)	592	29,067
Compass Minerals International, Inc. (Metals & Mining)	222	18,559
Computer Sciences Corp. (IT Services)	1,036	64,439
comScore, Inc.* (Internet Software & Services)	296	9,931
Convergys Corp. (IT Services)	592	14,693
Copart, Inc.* (Commercial Services & Supplies)	1,406	79,777
CoreLogic, Inc.* (IT Services)	1,184	41,760
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	888	28,256
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	222	35,089
Crane Co. (Machinery)	666	47,979
Cullen/Frost Bankers, Inc. (Banks)	370	33,078
Curtiss-Wright Corp. (Aerospace & Defense)	592	58,052
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,850	21,830
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,258	56,220
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	222	12,787
Deluxe Corp. (Commercial Services & Supplies)	444	32,345
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,220	7,437
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,258	64,913
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	666	116,245
Donaldson Co., Inc. (Machinery)	1,258	53,151
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,998	75,604
Duke Realty Corp. (Equity Real Estate Investment Trusts)	4,958	120,628
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,258	65,252
Dycom Industries, Inc.* (Construction & Engineering)	222	17,907
Eagle Materials, Inc. (Construction Materials)	666	69,650
East West Bancorp, Inc. (Banks)	1,258	64,712
Eaton Vance Corp. (Capital Markets)	962	40,337
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,036	41,658
EMCOR Group, Inc. (Construction & Engineering)	370	25,785
Energen Corp.* (Oil, Gas & Consumable Fuels)	592	31,903
Energizer Holdings, Inc. (Household Products)	518	26,143
EnerSys (Electrical Equipment)	592	46,146
EPR Properties (Equity Real Estate Investment Trusts)	518	38,316

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 61

Common Stocks, continued

	Shares	Value
Equity One, Inc. (Equity Real Estate Investment Trusts)	1,258	$39,237
FactSet Research Systems, Inc. (Capital Markets)	370	64,029
Fair Isaac Corp. (Software)	444	54,745
Federated Investors, Inc.—Class B (Capital Markets)	666	17,323
First Horizon National Corp. (Banks)	3,256	65,120
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,628	42,084
Fortinet, Inc.* (Software)	2,072	68,915
Fulton Financial Corp. (Banks)	1,184	21,549
Gartner, Inc.* (IT Services)	1,184	117,642
GATX Corp. (Trading Companies & Distributors)	222	12,836
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	370	27,883
Gentex Corp. (Auto Components)	3,996	83,476
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	444	11,704
Graco, Inc. (Machinery)	740	66,297
Granite Construction, Inc. (Construction & Engineering)	518	29,075
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,036	21,652
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,110	33,533
HealthSouth Corp. (Health Care Providers & Services)	1,258	48,836
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	814	41,848
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	518	30,495
HNI Corp. (Commercial Services & Supplies)	370	18,652
Hubbell, Inc. (Electrical Equipment)	444	54,204
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	666	129,177
IDEX Corp. (Machinery)	1,036	93,405
Ingredion, Inc. (Food Products)	444	56,916
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,850	46,602
InterDigital, Inc. (Communications Equipment)	444	41,470
International Bancshares Corp. (Banks)	370	13,727
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	1,924	43,155
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	518	59,565
j2 Global, Inc. (Internet Software & Services)	666	55,817
Jack Henry & Associates, Inc. (IT Services)	1,110	99,656
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	444	47,916
John Wiley & Sons, Inc.—Class A (Media)	296	16,310
Joy Global, Inc. (Machinery)	814	22,890
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,776	32,874
Kennametal, Inc. (Machinery)	518	18,513
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,332	49,377
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,258	94,161
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,184	89,416
Lamb Weston Holding, Inc. (Food Products)	1,184	44,234
Lancaster Colony Corp. (Food Products)	296	38,791
Landstar System, Inc. (Road & Rail)	592	50,083
Lennox International, Inc. (Building Products)	518	81,228
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,072	79,544
Lincoln Electric Holdings, Inc. (Machinery)	888	74,033
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	296	46,682
Live Nation Entertainment, Inc.* (Media)	962	27,532
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	740	20,735
Manhattan Associates, Inc.* (Software)	666	34,139
MarketAxess Holdings, Inc. (Capital Markets)	518	96,995
MAXIMUS, Inc. (IT Services)	888	48,964
MB Financial, Inc. (Banks)	592	26,362
MDU Resources Group, Inc. (Multi-Utilities)	2,738	80,361
MEDNAX, Inc.* (Health Care Providers & Services)	814	55,637
Mentor Graphics Corp. (Software)	1,554	57,358
Meredith Corp. (Media)	296	18,145
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,628	86,528
Minerals Technologies, Inc. (Chemicals)	518	41,518
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	518	45,190
MSA Safety, Inc. (Commercial Services & Supplies)	444	31,679
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	592	60,473
MSCI, Inc.—Class A (Capital Markets)	1,332	110,222
National Fuel Gas Co. (Gas Utilities)	666	37,396
National Instruments Corp. (Electronic Equipment, Instruments & Components)	740	23,251
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,184	51,622
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,702	73,220
NewMarket Corp. (Chemicals)	74	31,907
Nordson Corp. (Machinery)	740	84,012
NuVasive, Inc.* (Health Care Equipment & Supplies)	666	47,133
NVR, Inc.* (Household Durables)	74	137,492
Old Dominion Freight Line, Inc.* (Road & Rail)	962	84,926
Oshkosh Corp. (Machinery)	518	36,068
Packaging Corp. of America (Containers & Packaging)	1,332	122,784
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	296	61,882
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	370	31,531
PAREXEL International Corp.* (Life Sciences Tools & Services)	370	26,229
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	962	26,974
Plantronics, Inc. (Communications Equipment)	296	16,748
Polaris Industries, Inc. (Leisure Products)	370	31,106
Pool Corp. (Distributors)	592	62,492

See accompanying notes to the financial statements.

62 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Post Holdings, Inc.* (Food Products)	888	$74,308
Potlatch Corp. (Equity Real Estate Investment Trusts)	370	15,244
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	444	23,425
Primerica, Inc. (Insurance)	666	50,250
PrivateBancorp, Inc. (Banks)	666	36,404
PTC, Inc.* (Software)	1,110	58,353
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,258	21,940
Raymond James Financial, Inc. (Capital Markets)	962	72,083
Rayonier, Inc. (Equity Real Estate Investment Trusts)	740	20,639
Regency Centers Corp. (Equity Real Estate Investment Trusts)	888	61,920
RenaissanceRe Holdings, Ltd. (Insurance)	296	40,351
ResMed, Inc. (Health Care Equipment & Supplies)	1,332	89,963
Rollins, Inc. (Commercial Services & Supplies)	1,332	46,966
Royal Gold, Inc. (Metals & Mining)	888	64,087
RPM International, Inc. (Chemicals)	1,184	61,875
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,110	26,418
Science Applications International Corp. (IT Services)	592	48,201
SEI Investments Co. (Capital Markets)	1,110	53,846
Sensient Technologies Corp. (Chemicals)	370	28,398
Service Corp. International (Diversified Consumer Services)	1,628	47,424
Signature Bank* (Banks)	518	81,594
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	592	38,598
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,850	46,472
SLM Corp.* (Consumer Finance)	5,994	71,209
SM Energy Co. (Oil, Gas & Consumable Fuels)	666	20,320
Sonoco Products Co. (Containers & Packaging)	740	40,663
Sotheby’s*—Class A (Diversified Consumer Services)	666	26,447
Southwest Gas Corp. (Gas Utilities)	666	53,659
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	888	16,579
Steel Dynamics, Inc. (Metals & Mining)	2,294	77,560
Superior Energy Services, Inc.* (Energy Equipment & Services)	888	15,691
SVB Financial Group* (Banks)	444	76,470
Synopsys, Inc.* (Software)	2,072	130,307
Synovus Financial Corp. (Banks)	888	37,012
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	888	30,361
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	444	31,453
Teledyne Technologies, Inc.* (Aerospace & Defense)	296	36,370
Teleflex, Inc. (Health Care Equipment & Supplies)	370	62,060
Tempur Sealy International, Inc.* (Household Durables)	444	19,092
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,628	46,203
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	888	41,416
The Boston Beer Co., Inc.*—Class A (Beverages)	74	11,374
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	592	35,674
The Chemours Co. (Chemicals)	1,406	37,147
The Scotts Miracle-Gro Co.—Class A (Chemicals)	592	54,446
The Toro Co. (Machinery)	1,554	91,576
The Ultimate Software Group, Inc.* (Software)	370	71,654
The Valspar Corp. (Chemicals)	740	81,895
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,812	38,046
The WhiteWave Foods Co.* (Food Products)	2,442	134,457
Thor Industries, Inc. (Automobiles)	666	68,931
Tootsie Roll Industries, Inc. (Food Products)	148	5,543
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,294	67,948
Trustmark Corp. (Banks)	444	14,927
Tupperware Brands Corp. (Household Durables)	296	17,867
Tyler Technologies, Inc.* (Software)	444	64,833
UMB Financial Corp. (Banks)	444	34,250
United States Steel Corp. (Metals & Mining)	1,184	38,729
United Therapeutics Corp.* (Biotechnology)	444	72,652
Urban Edge Properties (Equity Real Estate Investment Trusts)	814	22,768
Valmont Industries, Inc. (Construction & Engineering)	148	21,312
VCA, Inc.* (Health Care Providers & Services)	1,110	100,565
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	962	26,888
ViaSat, Inc.* (Communications Equipment)	444	28,820
Vista Outdoor, Inc.* (Leisure Products)	370	10,660
Wabtec Corp. (Machinery)	814	70,525
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,258	41,325
Watsco, Inc. (Trading Companies & Distributors)	222	33,908
WebMD Health Corp.* (Internet Software & Services)	518	25,843
Webster Financial Corp. (Banks)	814	42,751
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,628	58,006
WellCare Health Plans, Inc.* (Health Care Providers & Services)	592	86,160
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,036	87,677
Westar Energy, Inc. (Electric Utilities)	1,184	64,753
WEX, Inc.* (IT Services)	518	59,223
WGL Holdings, Inc. (Gas Utilities)	370	30,318
WisdomTree Investments, Inc. (Capital Markets)	1,036	10,671
Woodward, Inc. (Machinery)	740	51,534
Worthington Industries, Inc. (Metals & Mining)	592	28,292
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,516	35,048
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	740	61,916
TOTAL COMMON STOCKS (Cost $8,893,773)		12,064,768

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 63

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $35,000	$35,000	$35,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,000)		35,000
TOTAL INVESTMENT SECURITIES (Cost $8,928,773)—100.5%		12,099,768
Net other assets (liabilities)—(0.5)%		(60,570)
NET ASSETS—100.0%		$12,039,198

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$278,184	2.3%
Auto Components	83,476	0.7%
Automobiles	68,931	0.6%
Banks	751,321	6.3%
Beverages	11,374	0.1%
Biotechnology	72,652	0.6%
Building Products	182,238	1.5%
Capital Markets	524,425	4.4%
Chemicals	337,186	2.8%
Commercial Services & Supplies	209,419	1.7%
Communications Equipment	163,977	1.4%
Construction & Engineering	94,079	0.8%
Construction Materials	69,650	0.6%
Consumer Finance	71,209	0.6%
Containers & Packaging	190,446	1.6%
Distributors	62,492	0.5%
Diversified Consumer Services	73,871	0.6%
Electric Utilities	64,753	0.5%
Electrical Equipment	100,350	0.8%
Electronic Equipment, Instruments & Components	411,365	3.4%
Energy Equipment & Services	42,665	0.4%
Equity Real Estate Investment Trusts	1,376,451	11.4%
Food & Staples Retailing	16,579	0.1%
Food Products	354,248	2.9%
Gas Utilities	121,373	1.0%
Health Care Equipment & Supplies	486,993	4.0%
Health Care Providers & Services	291,198	2.4%
Hotels, Restaurants & Leisure	557,426	4.7%
Household Durables	174,451	1.4%
Household Products	26,143	0.2%
Industrial Conglomerates	96,890	0.8%
Insurance	159,188	1.3%
Internet Software & Services	91,591	0.8%
IT Services	616,409	5.2%
Leisure Products	41,766	0.3%
Life Sciences Tools & Services	142,943	1.2%
Machinery	765,135	6.5%
Media	173,085	1.4%
Metals & Mining	227,227	1.9%
Multi-Utilities	108,133	0.9%
Oil, Gas & Consumable Fuels	138,299	1.1%
Pharmaceuticals	67,256	0.6%
Professional Services	16,972	0.1%
Real Estate Management & Development	16,472	0.1%
Road & Rail	209,715	1.7%
Semiconductors & Semiconductor Equipment	518,294	4.3%
Software	857,467	7.2%
Specialty Retail	123,989	1.0%
Technology Hardware, Storage & Peripherals	90,304	0.8%
Textiles, Apparel & Luxury Goods	147,910	1.2%
Thrifts & Mortgage Finance	41,325	0.3%
Trading Companies & Distributors	107,217	0.9%
Water Utilities	38,256	0.3%
Other**	(25,570)	(0.2)%
Total	$12,039,198	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

64 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (100.2%)

	Shares	Value
A. Schulman, Inc. (Chemicals)	2,652	$91,494
AAR Corp. (Aerospace & Defense)	5,100	163,149
Abaxis, Inc. (Health Care Equipment & Supplies)	1,428	72,764
Abercrombie & Fitch Co.—Class A (Specialty Retail)	10,812	125,527
ABM Industries, Inc. (Commercial Services & Supplies)	4,692	189,510
Acadia Realty Trust (Equity Real Estate Investment Trusts)	7,344	233,833
Aceto Corp. (Health Care Providers & Services)	4,896	93,465
Acorda Therapeutics, Inc.* (Biotechnology)	7,344	150,552
Actuant Corp.—Class A (Machinery)	4,896	128,030
Adeptus Health, Inc.*—Class A (Health Care Providers & Services)	2,448	17,552
ADTRAN, Inc. (Communications Equipment)	2,856	62,546
AdvanSix, Inc.* (Chemicals)	4,896	125,778
Aegion Corp.* (Construction & Engineering)	5,508	128,116
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	4,080	73,889
Aerovironment, Inc.* (Aerospace & Defense)	1,632	42,742
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	2,448	23,819
Air Methods Corp.* (Health Care Providers & Services)	5,304	189,353
AK Steel Holding Corp.* (Metals & Mining)	22,032	178,019
Alamo Group, Inc. (Machinery)	612	46,286
Albany International Corp.—Class A (Machinery)	1,836	87,118
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	3,468	63,811
ALLETE, Inc. (Electric Utilities)	7,956	519,925
Almost Family, Inc.* (Health Care Providers & Services)	1,428	67,473
Amedisys, Inc.* (Health Care Providers & Services)	4,488	205,640
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	12,240	249,696
American Equity Investment Life Holding Co. (Insurance)	14,076	332,194
American Public Education, Inc.* (Diversified Consumer Services)	2,652	64,444
American States Water Co. (Water Utilities)	3,060	133,967
American Vanguard Corp. (Chemicals)	4,080	70,176
American Woodmark Corp.* (Building Products)	1,020	72,624
AMERISAFE, Inc. (Insurance)	1,224	77,173
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,836	28,917
Analogic Corp. (Health Care Equipment & Supplies)	1,020	79,203
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	5,100	82,085
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	816	41,241
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	4,488	383,724
Apogee Enterprises, Inc. (Building Products)	1,836	104,799
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,040	123,318
ArcBest Corp. (Road & Rail)	3,876	122,481
Archrock, Inc. (Energy Equipment & Services)	6,324	92,330
Arctic Cat, Inc.* (Leisure Products)	2,040	38,352
Asbury Automotive Group, Inc.* (Specialty Retail)	3,060	200,736
Ascena Retail Group, Inc.* (Specialty Retail)	27,132	130,505
Astoria Financial Corp. (Thrifts & Mortgage Finance)	14,688	277,750
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	4,080	215,220
ATN International, Inc. (Diversified Telecommunication Services)	816	65,517
Atwood Oceanics, Inc.* (Energy Equipment & Services)	11,628	141,396
Avista Corp. (Multi-Utilities)	10,200	394,128
AZZ, Inc. (Electrical Equipment)	1,428	85,037
Banc of California, Inc. (Banks)	7,956	125,705
Bank Mutual Corp. (Thrifts & Mortgage Finance)	2,856	27,275
Banner Corp. (Banks)	4,284	240,418
Barnes & Noble Education, Inc.* (Specialty Retail)	6,120	61,506
Barnes & Noble, Inc. (Specialty Retail)	8,772	89,474
Barnes Group, Inc. (Machinery)	3,468	166,915
Bel Fuse, Inc.—Class B (Communications Equipment)	612	19,462
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	7,752	237,211
Big 5 Sporting Goods Corp. (Specialty Retail)	2,856	43,982
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	204	90,413
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	5,100	33,405
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	3,060	108,783
Black Box Corp. (Communications Equipment)	2,448	32,681
Blucora, Inc.* (Internet Software & Services)	6,120	92,411
Blue Nile, Inc. (Internet & Direct Marketing Retail)	816	33,219
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	1,428	80,582
Boise Cascade Co.* (Paper & Forest Products)	6,120	151,776
Boston Private Financial Holdings, Inc. (Banks)	5,508	90,882
Bottomline Technologies, Inc.* (Software)	2,856	73,456
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	13,056	265,298
Brady Corp.—Class A (Commercial Services & Supplies)	2,040	74,154
Briggs & Stratton Corp. (Machinery)	6,936	150,234
Bristow Group, Inc. (Energy Equipment & Services)	5,100	90,066
Brookline Bancorp, Inc. (Banks)	4,080	64,260
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	5,508	95,949
CACI International, Inc.*—Class A (IT Services)	3,876	475,974
Calamos Asset Management, Inc.—Class A (Capital Markets)	2,652	22,330
CalAmp Corp.* (Communications Equipment)	3,264	49,025
Caleres, Inc. (Specialty Retail)	6,936	213,282
Calgon Carbon Corp. (Chemicals)	8,160	129,336
Callaway Golf Co. (Leisure Products)	6,528	73,962
Cal-Maine Foods, Inc. (Food Products)	4,692	195,656

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 65

Common Stocks, continued

	Shares	Value
Cambrex Corp.* (Life Sciences Tools & Services)	1,632	$85,599
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	15,300	163,251
CARBO Ceramics, Inc.* (Energy Equipment & Services)	3,264	46,349
Career Education Corp.* (Diversified Consumer Services)	4,080	39,862
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	4,692	165,910
Cavco Industries, Inc.* (Household Durables)	1,428	140,301
CDI Corp.* (Professional Services)	2,244	19,298
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	12,240	73,562
Celadon Group, Inc. (Road & Rail)	4,488	34,109
Century Aluminum Co.* (Metals & Mining)	7,956	122,522
Chart Industries, Inc.* (Machinery)	2,448	94,958
Chemed Corp. (Health Care Providers & Services)	1,224	203,294
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	9,588	245,453
Ciber, Inc.* (IT Services)	11,832	5,101
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,856	65,545
CIRCOR International, Inc. (Machinery)	1,224	76,231
City Holding Co. (Banks)	1,224	79,670
Clearwater Paper Corp.* (Paper & Forest Products)	2,652	166,811
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	9,792	55,716
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	3,876	51,163
Columbia Banking System, Inc. (Banks)	4,284	170,332
Comfort Systems USA, Inc. (Construction & Engineering)	5,916	200,257
Community Bank System, Inc. (Banks)	3,060	178,582
Community Health Systems, Inc.* (Health Care Providers & Services)	18,156	116,198
Computer Programs & Systems, Inc. (Health Care Technology)	1,632	36,883
Comtech Telecommunications Corp. (Communications Equipment)	3,672	39,401
CONMED Corp. (Health Care Equipment & Supplies)	3,876	172,830
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,856	75,141
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	2,244	18,176
Cooper-Standard Holding, Inc.* (Auto Components)	2,856	300,679
Core-Mark Holding Co., Inc. (Distributors)	7,344	256,526
CorVel Corp.* (Health Care Providers & Services)	816	31,294
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	6,528	111,955
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	11,832	86,374
CSG Systems International, Inc. (IT Services)	1,836	88,862
Cubic Corp. (Aerospace & Defense)	4,080	194,004
CVB Financial Corp. (Banks)	6,732	151,739
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	6,324	64,252
Darling Ingredients, Inc.* (Food Products)	26,316	315,793
Deltic Timber Corp. (Paper & Forest Products)	612	46,494
Depomed, Inc.* (Pharmaceuticals)	4,284	77,498
DHI Group, Inc.* (Internet Software & Services)	5,100	29,070
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	15,300	172,431
Digi International, Inc.* (Communications Equipment)	4,080	53,244
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	2,244	48,022
DineEquity, Inc. (Hotels, Restaurants & Leisure)	1,428	97,932
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	6,120	152,327
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	6,936	95,301
Donnelley Financial Solutions, Inc.* (Capital Markets)	4,284	103,159
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	3,468	37,628
DXP Enterprises, Inc.* (Trading Companies & Distributors)	2,448	92,583
Echo Global Logistics, Inc.* (Air Freight & Logistics)	4,488	106,590
eHealth, Inc.* (Insurance)	2,652	32,514
El Paso Electric Co. (Electric Utilities)	6,528	299,635
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,428	17,779
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	5,100	33,507
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	3,672	165,020
Emergent BioSolutions, Inc.* (Biotechnology)	3,060	92,626
Employers Holdings, Inc. (Insurance)	5,100	185,895
Encore Capital Group, Inc.* (Consumer Finance)	3,672	113,648
Encore Wire Corp. (Electrical Equipment)	3,264	137,904
Engility Holdings, Inc.* (Aerospace & Defense)	2,856	83,766
Enova International, Inc.* (Consumer Finance)	3,672	51,775
EnPro Industries, Inc. (Machinery)	1,632	110,829
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	408	45,716
Era Group, Inc.* (Energy Equipment & Services)	3,060	47,920
Essendant, Inc. (Commercial Services & Supplies)	5,916	123,585
Ethan Allen Interiors, Inc. (Household Durables)	1,836	53,428
Exar Corp.* (Semiconductors & Semiconductor Equipment)	2,652	27,183
ExlService Holdings, Inc.* (IT Services)	1,836	84,364
Exponent, Inc. (Professional Services)	1,428	82,895
Express, Inc.* (Specialty Retail)	12,444	132,280
Exterran Corp.* (Energy Equipment & Services)	5,100	158,202
EZCORP, Inc.*—Class A (Consumer Finance)	7,752	76,745
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,224	45,410
Federal Signal Corp. (Machinery)	9,588	148,998
Fidelity Southern Corp. (Banks)	3,468	80,631
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	4,284	112,669
Financial Engines, Inc. (Capital Markets)	3,060	117,963
First Commonwealth Financial Corp. (Banks)	5,100	72,012

See accompanying notes to the financial statements.

66 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
First Financial Bancorp (Banks)	3,468	$95,543
First Midwest Bancorp, Inc. (Banks)	5,508	133,734
First NBC Bank Holding Co.* (Banks)	2,652	10,608
FirstCash, Inc. (Consumer Finance)	7,752	331,011
Flotek Industries, Inc.* (Chemicals)	5,100	53,907
Forestar Group, Inc.* (Real Estate Management & Development)	4,284	55,906
Forward Air Corp. (Air Freight & Logistics)	1,632	78,646
Franklin Electric Co., Inc. (Machinery)	2,856	115,240
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	8,160	104,040
Fred’s, Inc.—Class A (Multiline Retail)	5,712	83,224
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	2,652	60,943
FutureFuel Corp. (Chemicals)	3,672	47,699
Gannett Co., Inc. (Media)	18,564	178,586
General Cable Corp. (Electrical Equipment)	7,956	161,508
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	4,284	86,194
Genesco, Inc.* (Specialty Retail)	3,264	196,493
Gentherm, Inc.* (Auto Components)	5,916	209,426
Geospace Technologies Corp.* (Energy Equipment & Services)	1,224	28,568
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	6,936	182,139
Glacier Bancorp, Inc. (Banks)	3,876	137,714
Government Properties Income Trust (Equity Real Estate Investment Trusts)	11,424	220,026
Great Western Bancorp, Inc. (Banks)	3,876	165,699
Green Dot Corp.*—Class A (Consumer Finance)	3,468	92,942
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	5,712	128,520
Greenhill & Co., Inc. (Capital Markets)	2,448	72,338
Group 1 Automotive, Inc. (Specialty Retail)	3,264	263,699
GUESS?, Inc. (Specialty Retail)	9,792	125,044
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	2,244	31,192
H.B. Fuller Co. (Chemicals)	7,956	392,788
Haemonetics Corp.* (Health Care Equipment & Supplies)	4,080	162,629
Harmonic, Inc.* (Communications Equipment)	12,444	65,953
Harsco Corp.* (Machinery)	6,732	89,872
Haverty Furniture Cos., Inc. (Specialty Retail)	3,060	66,708
Hawkins, Inc. (Chemicals)	612	32,834
Haynes International, Inc. (Metals & Mining)	2,040	83,864
HCI Group, Inc. (Insurance)	1,428	59,062
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,876	154,071
HealthEquity, Inc.* (Health Care Providers & Services)	3,060	141,525
Heartland Express, Inc. (Road & Rail)	2,652	54,631
Heidrick & Struggles International, Inc. (Professional Services)	3,060	68,391
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	10,404	88,226
HFF, Inc.—Class A (Real Estate Management & Development)	1,836	54,492
Hibbett Sports, Inc.* (Specialty Retail)	1,632	53,856
Hillenbrand, Inc. (Machinery)	4,896	178,949
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	3,672	96,206
Hope Bancorp, Inc. (Banks)	20,400	426,564
Horace Mann Educators Corp. (Insurance)	6,528	269,933
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	5,100	36,975
Hub Group, Inc.*—Class A (Air Freight & Logistics)	5,304	235,232
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	5,304	54,578
ILG, Inc. (Hotels, Restaurants & Leisure)	7,548	143,035
Impax Laboratories, Inc.* (Pharmaceuticals)	11,832	155,591
Independent Bank Corp. (Banks)	1,632	101,755
Infinity Property & Casualty Corp. (Insurance)	1,836	159,457
Innophos Holdings, Inc. (Chemicals)	816	39,690
Innospec, Inc. (Chemicals)	2,040	145,554
Inogen, Inc.* (Health Care Equipment & Supplies)	1,020	65,657
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	5,712	212,087
Integer Holdings Corp.* (Health Care Equipment & Supplies)	4,488	145,411
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	3,264	136,207
Inter Parfums, Inc. (Personal Products)	1,428	48,695
Interactive Brokers Group, Inc.—Class A (Capital Markets)	10,812	403,720
Interface, Inc. (Commercial Services & Supplies)	10,404	189,353
INTL FCStone, Inc.* (Capital Markets)	2,448	90,282
Invacare Corp. (Health Care Equipment & Supplies)	5,100	58,650
Investment Technology Group, Inc. (Capital Markets)	4,896	98,508
Iridium Communications, Inc.* (Diversified Telecommunication Services)	12,852	129,805
Ixia* (Communications Equipment)	10,200	198,390
J & J Snack Foods Corp. (Food Products)	1,020	130,121
Kaiser Aluminum Corp. (Metals & Mining)	2,856	224,082
Kaman Corp.—Class A (Trading Companies & Distributors)	4,284	216,471
KapStone Paper & Packaging Corp. (Paper & Forest Products)	14,076	337,541
Kelly Services, Inc.—Class A (Professional Services)	4,692	105,054
Kindred Healthcare, Inc. (Health Care Providers & Services)	13,668	90,892
Kirkland’s, Inc.* (Specialty Retail)	2,244	31,147
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	13,464	323,406
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	5,304	16,920
Koppers Holdings, Inc.* (Chemicals)	1,224	49,511
Korn/Ferry International (Professional Services)	9,180	266,680
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	5,508	96,831
Lannett Co., Inc.* (Pharmaceuticals)	4,692	94,544
La-Z-Boy, Inc. (Household Durables)	7,752	221,707
LHC Group, Inc.* (Health Care Providers & Services)	2,448	122,718
Lindsay Corp. (Machinery)	816	61,477
Liquidity Services, Inc.* (Internet Software & Services)	3,876	37,791
Lithia Motors, Inc.—Class A (Specialty Retail)	3,672	378,658
LivePerson, Inc.* (Internet Software & Services)	4,692	34,252

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 67

Common Stocks, continued

	Shares	Value
LSB Industries, Inc.* (Chemicals)	3,264	$27,777
LSC Communications, Inc. (Commercial Services & Supplies)	4,284	112,326
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	2,040	95,207
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	4,284	67,087
Lumos Networks Corp.* (Diversified Telecommunication Services)	2,040	31,559
M.D.C. Holdings, Inc. (Household Durables)	6,528	176,517
M/I Homes, Inc.* (Household Durables)	3,876	97,443
Magellan Health, Inc.* (Health Care Providers & Services)	1,836	137,608
Maiden Holdings, Ltd. (Insurance)	11,628	206,397
ManTech International Corp.—Class A (IT Services)	4,080	158,875
MarineMax, Inc.* (Specialty Retail)	3,876	83,140
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,224	105,852
Marten Transport, Ltd. (Road & Rail)	1,836	41,953
Materion Corp. (Metals & Mining)	3,264	128,275
Matrix Service Co.* (Energy Equipment & Services)	4,284	95,962
Matson, Inc. (Marine)	6,936	247,338
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,632	110,078
Medifast, Inc. (Personal Products)	816	34,411
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	3,672	48,103
Meritage Homes Corp.* (Household Durables)	6,120	224,910
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,652	111,517
MicroStrategy, Inc.*—Class A (Software)	612	123,197
Mobile Mini, Inc. (Commercial Services & Supplies)	3,876	126,164
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	1,836	43,623
Monotype Imaging Holdings, Inc. (Software)	3,876	84,884
Monro Muffler Brake, Inc. (Specialty Retail)	2,856	171,074
Moog, Inc.*—Class A (Aerospace & Defense)	5,100	335,938
Motorcar Parts of America, Inc.* (Auto Components)	3,060	80,264
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	2,448	66,463
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	2,652	154,081
Mueller Industries, Inc. (Machinery)	9,180	369,587
Multi-Color Corp. (Commercial Services & Supplies)	816	62,995
Myers Industries, Inc. (Containers & Packaging)	3,468	47,858
National Presto Industries, Inc. (Aerospace & Defense)	816	86,822
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,856	111,527
Nautilus, Inc.* (Leisure Products)	1,632	28,315
NBT Bancorp, Inc. (Banks)	2,652	108,042
Neenah Paper, Inc. (Paper & Forest Products)	1,020	83,793
Nektar Therapeutics* (Pharmaceuticals)	10,200	123,522
NETGEAR, Inc.* (Communications Equipment)	2,244	127,684
New Media Investment Group, Inc. (Media)	8,364	127,467
Newpark Resources, Inc.* (Energy Equipment & Services)	13,464	101,653
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	4,080	14,688
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	6,324	107,951
Northwest Natural Gas Co. (Gas Utilities)	4,488	264,343
OFG Bancorp (Banks)	6,936	91,902
Old National Bancorp (Banks)	21,624	383,826
Olympic Steel, Inc. (Metals & Mining)	1,428	32,130
On Assignment, Inc.* (Professional Services)	3,876	175,505
Opus Bank (Banks)	2,856	58,120
Oritani Financial Corp. (Thrifts & Mortgage Finance)	3,060	53,091
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	2,856	213,258
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	1,224	67,344
P.H. Glatfelter Co. (Paper & Forest Products)	6,936	169,308
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	3,060	56,090
Parkway, Inc.* (Equity Real Estate Investment Trusts)	3,264	69,491
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,876	286,592
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	6,324	113,263
Perficient, Inc.* (IT Services)	5,712	101,274
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	1,836	43,311
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,224	25,937
PharMerica Corp.* (Health Care Providers & Services)	4,896	121,421
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,632	43,574
Pioneer Energy Services Corp.* (Energy Equipment & Services)	5,916	37,271
Plexus Corp.* (Electronic Equipment, Instruments & Components)	5,304	288,007
Powell Industries, Inc. (Electrical Equipment)	1,428	54,949
PRA Group, Inc.* (Consumer Finance)	7,344	292,292
ProAssurance Corp. (Insurance)	8,568	466,098
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	4,488	118,797
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	1,020	114,281
Quality Systems, Inc.* (Health Care Technology)	7,344	110,234
QuinStreet, Inc.* (Internet Software & Services)	5,712	19,992
Quorum Health Corp.* (Health Care Providers & Services)	4,692	41,243
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	11,220	192,423
Raven Industries, Inc. (Industrial Conglomerates)	2,448	61,322
Rayonier Advanced Materials, Inc. (Chemicals)	6,936	94,122
RE/MAX Holdings, Inc. (Real Estate Management & Development)	2,856	160,079
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	2,040	97,002
Regis Corp.* (Diversified Consumer Services)	5,712	79,510
Rent-A-Center, Inc. (Specialty Retail)	8,568	76,769

See accompanying notes to the financial statements.

68 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Resources Connection, Inc. (Professional Services)	4,692	$78,356
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	5,712	121,094
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	408	33,876
RLI Corp. (Insurance)	3,060	181,825
Roadrunner Transportation Systems, Inc.* (Road & Rail)	4,896	38,776
Rogers Corp.* (Electronic Equipment, Instruments & Components)	816	65,239
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	9,588	18,792
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	2,448	41,983
S&T Bancorp, Inc. (Banks)	5,508	207,211
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	5,100	129,540
Safety Insurance Group, Inc. (Insurance)	2,244	160,895
Saia, Inc.* (Road & Rail)	1,632	78,418
Sanderson Farms, Inc. (Food Products)	3,264	297,024
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	11,832	460,857
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	612	38,856
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	4,080	161,364
Scholastic Corp. (Media)	4,284	196,122
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	4,896	217,040
SEACOR Holdings, Inc.* (Energy Equipment & Services)	2,652	195,107
Select Comfort Corp.* (Specialty Retail)	3,264	65,868
Select Medical Holdings Corp.* (Health Care Providers & Services)	17,136	213,343
Selective Insurance Group, Inc. (Insurance)	9,180	382,805
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,876	127,714
Seneca Foods Corp.*—Class A (Food Products)	1,020	36,567
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	816	28,813
Shoe Carnival, Inc. (Specialty Retail)	2,040	52,163
Simmons First National Corp.—Class A (Banks)	2,040	122,706
SkyWest, Inc. (Airlines)	8,364	296,086
Sonic Automotive, Inc.—Class A (Specialty Retail)	4,284	100,246
Sonic Corp. (Hotels, Restaurants & Leisure)	2,856	71,114
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	11,220	52,285
Spire, Inc. (Gas Utilities)	7,344	477,360
Spok Holdings, Inc. (Wireless Telecommunication Services)	3,264	67,075
SPX Corp.* (Machinery)	6,732	167,963
SPX FLOW, Inc.* (Machinery)	6,732	234,879
Standard Motor Products, Inc. (Auto Components)	3,264	162,776
Standex International Corp. (Machinery)	2,040	177,888
Stein Mart, Inc. (Specialty Retail)	4,896	17,919
Stepan Co. (Chemicals)	1,224	95,607
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	3,468	122,074
Stewart Information Services Corp. (Insurance)	3,672	160,393
Stillwater Mining Co.* (Metals & Mining)	6,528	110,976
Strayer Education, Inc.* (Diversified Consumer Services)	816	66,096
Sturm, Ruger & Co., Inc. (Leisure Products)	3,060	161,415
SunCoke Energy, Inc.* (Metals & Mining)	10,200	89,964
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,856	75,541
Superior Industries International, Inc. (Auto Components)	3,672	84,640
SUPERVALU, Inc.* (Food & Staples Retailing)	42,636	167,133
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	1,428	80,682
Sykes Enterprises, Inc.* (IT Services)	6,324	176,629
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	17,340	149,297
Tailored Brands, Inc. (Specialty Retail)	4,080	86,700
Tangoe, Inc.* (Software)	3,672	26,732
Team, Inc.* (Commercial Services & Supplies)	4,692	157,651
TeleTech Holdings, Inc. (IT Services)	2,448	72,461
Tennant Co. (Machinery)	1,020	70,635
Tesco Corp.* (Energy Equipment & Services)	4,896	42,106
TETRA Technologies, Inc.* (Energy Equipment & Services)	9,996	49,580
Texas Capital Bancshares, Inc.* (Banks)	2,652	218,790
The Andersons, Inc. (Food & Staples Retailing)	4,080	154,020
The Brink’s Co. (Commercial Services & Supplies)	7,140	317,731
The Buckle, Inc. (Specialty Retail)	4,488	94,921
The Cato Corp.—Class A (Specialty Retail)	4,080	103,591
The E.W. Scripps Co.*—Class A (Media)	9,180	178,826
The Ensign Group, Inc. (Health Care Providers & Services)	3,672	74,688
The Finish Line, Inc.—Class A (Specialty Retail)	6,528	112,282
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	5,712	237,162
The Greenbrier Cos., Inc. (Machinery)	4,488	196,350
The Medicines Co.* (Pharmaceuticals)	6,936	250,042
The Navigators Group, Inc. (Insurance)	3,672	206,183
The Providence Service Corp.* (Health Care Providers & Services)	2,040	78,846
Tidewater, Inc.* (Energy Equipment & Services)	7,548	16,606
TimkenSteel Corp.* (Metals & Mining)	6,324	106,623
Titan International, Inc. (Machinery)	6,936	92,179
Tivity Health, Inc.* (Health Care Providers & Services)	2,652	68,024
Tredegar Corp. (Chemicals)	4,080	90,780
TrueBlue, Inc.* (Professional Services)	6,732	166,617
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	6,528	54,835
Tuesday Morning Corp.* (Multiline Retail)	7,140	30,702
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	1,836	47,589
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	2,448	65,827
UniFirst Corp. (Commercial Services & Supplies)	1,020	130,458
Unit Corp.* (Energy Equipment & Services)	5,100	132,600
United Bankshares, Inc. (Banks)	7,140	319,872
United Fire Group, Inc. (Insurance)	3,468	163,690
United Insurance Holdings Corp. (Insurance)	2,856	39,042
Universal Corp. (Tobacco)	3,672	249,696
Universal Forest Products, Inc. (Building Products)	1,632	165,991

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 69

Common Stocks, continued

	Shares	Value
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	612	$38,017
US Concrete, Inc.* (Construction Materials)	816	53,448
VASCO Data Security International, Inc.* (Software)	2,652	40,310
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	3,264	84,048
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	3,060	35,068
Veritiv Corp.* (Trading Companies & Distributors)	1,428	80,039
Viavi Solutions, Inc.* (Communications Equipment)	36,720	328,643
Virtus Investment Partners, Inc. (Capital Markets)	816	88,944
Virtusa Corp.* (IT Services)	4,488	114,354
Vitamin Shoppe, Inc.* (Specialty Retail)	3,876	83,915
Wabash National Corp. (Machinery)	9,996	176,429
Watts Water Technologies, Inc.—Class A (Machinery)	2,040	134,640
WCI Communities, Inc.* (Household Durables)	3,468	81,151
WD-40 Co. (Household Products)	816	85,802
Westamerica Bancorp (Banks)	1,632	92,616
Wintrust Financial Corp. (Banks)	8,364	598,862
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	15,708	368,981
World Acceptance Corp.* (Consumer Finance)	1,020	50,051
XO Group, Inc.* (Internet Software & Services)	1,836	34,572
TOTAL COMMON STOCKS (Cost $49,105,210)		54,520,033
TOTAL INVESTMENT SECURITIES (Cost $49,105,210)—100.2%		54,520,033
Net other assets (liabilities)—(0.2)%		(121,545)
NET ASSETS—100.0%		$54,398,488

* Non-income producing security.

Small-Cap Value ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$980,310	1.8%
Air Freight & Logistics	635,688	1.2%
Airlines	296,086	0.5%
Auto Components	1,087,481	2.0%
Banks	4,527,797	8.2%
Biotechnology	295,463	0.5%
Building Products	343,414	0.6%
Capital Markets	997,244	1.8%
Chemicals	1,487,052	2.7%
Commercial Services & Supplies	1,940,499	3.6%
Communications Equipment	977,029	1.8%
Construction & Engineering	328,373	0.6%
Construction Materials	53,448	0.1%
Consumer Finance	1,008,464	1.9%
Containers & Packaging	47,858	0.1%
Distributors	256,526	0.5%
Diversified Consumer Services	249,912	0.5%
Diversified Telecommunication Services	453,761	0.8%
Electric Utilities	819,560	1.5%
Electrical Equipment	439,398	0.8%
Electronic Equipment, Instruments & Components	2,556,138	4.7%
Energy Equipment & Services	1,432,109	2.6%
Equity Real Estate Investment Trusts	2,329,662	4.3%
Food & Staples Retailing	321,153	0.6%
Food Products	975,161	1.8%
Gas Utilities	741,703	1.4%
Health Care Equipment & Supplies	1,176,307	2.2%
Health Care Providers & Services	2,190,560	4.0%
Health Care Technology	147,117	0.3%
Hotels, Restaurants & Leisure	1,323,670	2.4%
Household Durables	995,457	1.8%
Household Products	85,802	0.2%
Industrial Conglomerates	61,322	0.1%
Insurance	3,083,556	5.7%
Internet & Direct Marketing Retail	120,099	0.2%
Internet Software & Services	248,088	0.5%
IT Services	1,277,894	2.3%
Leisure Products	302,044	0.6%
Life Sciences Tools & Services	149,410	0.3%
Machinery	3,075,688	5.7%
Marine	247,338	0.5%
Media	681,001	1.3%
Metals & Mining	1,076,455	2.0%
Mortgage Real Estate Investment Trusts	163,251	0.3%
Multiline Retail	113,926	0.2%
Multi-Utilities	394,128	0.7%
Oil, Gas & Consumable Fuels	886,180	1.6%
Paper & Forest Products	1,172,763	2.2%
Personal Products	83,106	0.2%
Pharmaceuticals	773,688	1.4%
Professional Services	962,796	1.8%
Real Estate Management & Development	270,477	0.5%
Road & Rail	370,368	0.7%
Semiconductors & Semiconductor Equipment	737,352	1.4%
Software	348,579	0.6%
Specialty Retail	3,228,571	5.9%
Technology Hardware, Storage & Peripherals	352,516	0.6%
Textiles, Apparel & Luxury Goods	1,092,159	2.0%
Thrifts & Mortgage Finance	783,927	1.4%
Tobacco	249,696	0.5%
Trading Companies & Distributors	512,411	0.9%
Water Utilities	133,967	0.2%
Wireless Telecommunication Services	67,075	0.1%
Other**	(121,545)	(0.2)%
Total	$54,398,488	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

70 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (99.4%)

	Shares	Value
8x8, Inc.* (Software)	7,751	$122,853
A. Schulman, Inc. (Chemicals)	1,011	34,880
AAON, Inc. (Building Products)	3,370	114,412
Abaxis, Inc. (Health Care Equipment & Supplies)	1,011	51,516
ABM Industries, Inc. (Commercial Services & Supplies)	2,359	95,280
Acadia Realty Trust (Equity Real Estate Investment Trusts)	3,033	96,571
Actuant Corp.—Class A (Machinery)	2,359	61,688
ADTRAN, Inc. (Communications Equipment)	2,696	59,042
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	3,370	198,291
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,707	67,134
Aerovironment, Inc.* (Aerospace & Defense)	1,011	26,478
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,359	110,637
AK Steel Holding Corp.* (Metals & Mining)	15,165	122,533
Alamo Group, Inc. (Machinery)	674	50,975
Albany International Corp.—Class A (Machinery)	1,685	79,953
Allegiant Travel Co. (Airlines)	1,011	173,892
AMAG Pharmaceuticals, Inc.* (Biotechnology)	3,033	73,095
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	3,370	144,674
American States Water Co. (Water Utilities)	1,685	73,769
American Woodmark Corp.* (Building Products)	674	47,989
Ameris Bancorp (Banks)	3,033	136,788
AMERISAFE, Inc. (Insurance)	1,011	63,744
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	4,044	144,977
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	2,022	31,847
Analogic Corp. (Health Care Equipment & Supplies)	337	26,168
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	674	40,743
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	1,011	51,096
Apogee Enterprises, Inc. (Building Products)	1,348	76,944
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,359	142,602
Archrock, Inc. (Energy Equipment & Services)	2,696	39,362
Astec Industries, Inc. (Machinery)	1,685	117,915
ATN International, Inc. (Diversified Telecommunication Services)	337	27,058
AZZ, Inc. (Electrical Equipment)	1,348	80,274
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	5,055	149,123
B&G Foods, Inc.—Class A (Food Products)	5,729	254,082
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	2,359	90,939
Balchem Corp. (Chemicals)	2,696	229,806
Bank Mutual Corp. (Thrifts & Mortgage Finance)	2,022	19,310
Barnes Group, Inc. (Machinery)	2,359	113,539
Bel Fuse, Inc.—Class B (Communications Equipment)	337	10,717
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	7,414	102,684
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	337	149,358
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	2,359	15,451
BioTelemetry, Inc.* (Health Care Providers & Services)	2,359	54,375
Blackbaud, Inc. (Software)	4,044	265,327
Blue Nile, Inc. (Internet & Direct Marketing Retail)	674	27,439
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	1,011	57,051
Boston Private Financial Holdings, Inc. (Banks)	4,044	66,726
Bottomline Technologies, Inc.* (Software)	1,685	43,338
Brady Corp.—Class A (Commercial Services & Supplies)	3,033	110,250
Brookline Bancorp, Inc. (Banks)	3,707	58,385
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	3,033	52,835
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,022	136,505
CalAmp Corp.* (Communications Equipment)	1,348	20,247
Calavo Growers, Inc. (Food Products)	1,348	74,544
California Water Service Group (Water Utilities)	4,044	139,518
Callaway Golf Co. (Leisure Products)	4,718	53,455
Cambrex Corp.* (Life Sciences Tools & Services)	2,022	106,054
Cantel Medical Corp. (Health Care Equipment & Supplies)	3,033	234,785
Capella Education Co. (Diversified Consumer Services)	1,011	86,440
Cardinal Financial Corp. (Banks)	2,696	84,547
Cardtronics PLC*—Class A (IT Services)	4,044	220,721
Career Education Corp.* (Diversified Consumer Services)	3,370	32,925
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	5,729	86,852
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,696	95,331
Central Garden & Pet Co.* (Household Products)	1,011	33,211
Central Garden & Pet Co.*—Class A (Household Products)	3,033	93,356
Central Pacific Financial Corp. (Banks)	2,696	84,466
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,685	59,565
Chart Industries, Inc.* (Machinery)	1,348	52,289
Chemed Corp. (Health Care Providers & Services)	674	111,945
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,348	39,631
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,022	46,405
CIRCOR International, Inc. (Machinery)	674	41,977
City Holding Co. (Banks)	674	43,871
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,370	140,865
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	2,022	318,931
Columbia Banking System, Inc. (Banks)	2,696	107,193
Community Bank System, Inc. (Banks)	2,359	137,671
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,696	70,932
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	674	5,459
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	3,033	261,231

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 71

Common Stocks, continued

	Shares	Value
CorVel Corp.* (Health Care Providers & Services)	337	$12,924
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,696	39,011
CryoLife, Inc.* (Health Care Equipment & Supplies)	2,359	44,821
CSG Systems International, Inc. (IT Services)	1,685	81,554
CTS Corp. (Electronic Equipment, Instruments & Components)	2,696	57,964
Customers Bancorp, Inc.* (Banks)	2,359	81,291
CVB Financial Corp. (Banks)	5,055	113,940
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	2,022	107,975
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,370	183,531
Deltic Timber Corp. (Paper & Forest Products)	674	51,204
Depomed, Inc.* (Pharmaceuticals)	3,033	54,867
DHI Group, Inc.* (Internet Software & Services)	1,685	9,605
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	9,099	102,546
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,685	36,059
DineEquity, Inc. (Hotels, Restaurants & Leisure)	674	46,223
Dorman Products, Inc.* (Auto Components)	2,696	186,078
Eagle Pharmaceuticals, Inc.* (Biotechnology)	674	46,648
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	2,696	190,796
Ebix, Inc. (Software)	2,022	112,221
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,011	12,587
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	2,022	90,869
Emergent BioSolutions, Inc.* (Biotechnology)	1,348	40,804
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,348	44,653
EnPro Industries, Inc. (Machinery)	1,011	68,657
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	337	37,761
ESCO Technologies, Inc. (Machinery)	2,359	137,293
Ethan Allen Interiors, Inc. (Household Durables)	1,348	39,227
Evercore Partners, Inc.—Class A (Capital Markets)	3,370	261,007
Exar Corp.* (Semiconductors & Semiconductor Equipment)	2,359	24,180
ExlService Holdings, Inc.* (IT Services)	2,022	92,911
Exponent, Inc. (Professional Services)	1,348	78,251
Fabrinet* (Electronic Equipment, Instruments & Components)	3,033	127,780
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	674	25,005
Financial Engines, Inc. (Capital Markets)	3,033	116,922
First BanCorp.* (Banks)	11,795	79,262
First Commonwealth Financial Corp. (Banks)	5,055	71,377
First Financial Bancorp (Banks)	3,370	92,844
First Financial Bankshares, Inc. (Banks)	5,729	244,342
First Midwest Bancorp, Inc. (Banks)	4,044	98,188
Five Below, Inc.* (Specialty Retail)	4,718	188,012
Flotek Industries, Inc.* (Chemicals)	2,022	21,373
Forrester Research, Inc. (IT Services)	1,011	41,249
Forward Air Corp. (Air Freight & Logistics)	1,685	81,200
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	5,055	110,250
Fox Factory Holding Corp.* (Auto Components)	2,359	61,098
Francesca’s Holdings Corp.* (Specialty Retail)	3,370	58,773
Franklin Electric Co., Inc. (Machinery)	1,685	67,990
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	4,718	60,155
G & K Services, Inc.—Class A (Commercial Services & Supplies)	1,685	161,860
Geospace Technologies Corp.* (Energy Equipment & Services)	674	15,731
Getty Realty Corp. (Equity Real Estate Investment Trusts)	2,359	60,839
Gibraltar Industries, Inc.* (Building Products)	2,696	118,354
Glacier Bancorp, Inc. (Banks)	4,718	167,631
Great Western Bancorp, Inc. (Banks)	3,033	129,661
Green Dot Corp.*—Class A (Consumer Finance)	2,022	54,190
Greenhill & Co., Inc. (Capital Markets)	1,011	29,875
Griffon Corp. (Building Products)	2,696	68,613
Haemonetics Corp.* (Health Care Equipment & Supplies)	2,359	94,030
Hanmi Financial Corp. (Banks)	2,696	89,372
Harsco Corp.* (Machinery)	3,370	44,990
Hawaiian Holdings, Inc.* (Airlines)	4,718	240,382
Hawkins, Inc. (Chemicals)	337	18,080
Headwaters, Inc.* (Construction Materials)	6,403	148,358
Healthcare Services Group, Inc. (Commercial Services & Supplies)	4,044	160,749
HealthEquity, Inc.* (Health Care Providers & Services)	2,022	93,518
HealthStream, Inc.* (Health Care Technology)	2,359	54,163
Heartland Express, Inc. (Road & Rail)	2,359	48,595
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,044	34,293
HFF, Inc.—Class A (Real Estate Management & Development)	2,022	60,013
Hibbett Sports, Inc.* (Specialty Retail)	1,011	33,363
Hillenbrand, Inc. (Machinery)	2,696	98,539
HMS Holdings Corp.* (Health Care Technology)	7,414	134,638
Home BancShares, Inc. (Banks)	10,784	290,520
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,022	20,806
ICU Medical, Inc.* (Health Care Equipment & Supplies)	1,348	184,811
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	4,718	172,207
ILG, Inc. (Hotels, Restaurants & Leisure)	5,055	95,792
Independent Bank Corp. (Banks)	1,348	84,048
Ingevity Corp.* (Chemicals)	3,707	206,071
Innophos Holdings, Inc. (Chemicals)	1,348	65,567
Innospec, Inc. (Chemicals)	1,011	72,135
Innoviva, Inc.* (Pharmaceuticals)	6,740	71,444
Inogen, Inc.* (Health Care Equipment & Supplies)	1,011	65,078
Insperity, Inc. (Professional Services)	1,685	120,478
Installed Building Products, Inc.* (Household Durables)	1,685	68,917
Insteel Industries, Inc. (Building Products)	1,348	49,930
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	3,370	140,630
Inteliquent, Inc. (Diversified Telecommunication Services)	3,033	69,456
Inter Parfums, Inc. (Personal Products)	674	22,983

See accompanying notes to the financial statements.

72 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
iRobot Corp.* (Household Durables)	2,359	$142,860
Itron, Inc.* (Electronic Equipment, Instruments & Components)	3,033	187,136
J & J Snack Foods Corp. (Food Products)	674	85,982
John Bean Technologies Corp. (Machinery)	2,359	203,699
Knight Transportation, Inc. (Road & Rail)	5,729	191,350
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,359	7,525
Koppers Holdings, Inc.* (Chemicals)	1,011	40,895
Kraton Performance Polymers, Inc.* (Chemicals)	2,696	72,415
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	3,033	53,320
Landauer, Inc. (Health Care Providers & Services)	674	34,610
LCI Industries (Auto Components)	2,022	221,915
LegacyTexas Financial Group, Inc. (Banks)	3,707	153,173
LendingTree, Inc.* (Thrifts & Mortgage Finance)	674	75,421
Lexington Realty Trust (Equity Real Estate Investment Trusts)	18,535	198,695
Lgi Homes, Inc.* (Household Durables)	1,348	41,869
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,685	178,626
Lindsay Corp. (Machinery)	337	25,390
LivePerson, Inc.* (Internet Software & Services)	2,022	14,761
LogMeIn, Inc. (Internet Software & Services)	2,359	255,008
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	2,359	110,095
Lumentum Holdings, Inc.* (Communications Equipment)	4,718	179,048
Luminex Corp.* (Life Sciences Tools & Services)	3,370	68,141
Lumos Networks Corp.* (Diversified Telecommunication Services)	1,011	15,640
Lydall, Inc.* (Machinery)	1,348	82,228
Magellan Health, Inc.* (Health Care Providers & Services)	1,011	75,774
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,348	116,575
Marten Transport, Ltd. (Road & Rail)	1,011	23,101
Masimo Corp.* (Health Care Equipment & Supplies)	3,707	272,760
Matthews International Corp.—Class A (Commercial Services & Supplies)	2,022	136,384
Medidata Solutions, Inc.* (Health Care Technology)	4,718	233,729
Medifast, Inc. (Personal Products)	674	28,423
Mercury Systems, Inc.* (Aerospace & Defense)	4,044	136,364
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,685	22,074
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,707	94,158
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,685	70,854
MicroStrategy, Inc.*—Class A (Software)	337	67,838
MiMedx Group, Inc.* (Biotechnology)	8,762	70,797
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,718	310,915
Mobile Mini, Inc. (Commercial Services & Supplies)	1,685	54,847
Momenta Pharmaceuticals, Inc.* (Biotechnology)	5,392	101,909
Monotype Imaging Holdings, Inc. (Software)	1,348	29,521
Monro Muffler Brake, Inc. (Specialty Retail)	1,348	80,745
Multi-Color Corp. (Commercial Services & Supplies)	674	52,033
MYR Group, Inc.* (Construction & Engineering)	1,348	51,857
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	2,022	51,986
National Bank Holdings Corp. (Banks)	2,359	76,668
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,348	52,639
Nautilus, Inc.* (Leisure Products)	1,685	29,235
Navigant Consulting, Inc.* (Professional Services)	4,044	99,887
NBT Bancorp, Inc. (Banks)	2,359	96,106
Neenah Paper, Inc. (Paper & Forest Products)	1,011	83,053
Nektar Therapeutics* (Pharmaceuticals)	7,751	93,865
Neogen Corp.* (Health Care Equipment & Supplies)	3,370	222,555
NETGEAR, Inc.* (Communications Equipment)	1,685	95,877
NIC, Inc. (Internet Software & Services)	5,392	129,947
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,685	6,066
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	4,044	72,994
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	5,392	92,041
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	2,696	89,102
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	4,044	123,544
Omnicell, Inc.* (Health Care Technology)	3,033	108,885
On Assignment, Inc.* (Professional Services)	2,022	91,556
Orion Marine Group, Inc.* (Construction & Engineering)	2,359	24,770
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,685	29,235
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	674	37,083
Parkway, Inc.* (Equity Real Estate Investment Trusts)	2,022	43,048
Patrick Industries, Inc.* (Building Products)	1,348	110,199
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,696	199,342
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,696	48,285
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,011	21,423
PGT, Inc.* (Building Products)	4,381	50,382
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	674	17,996
Pinnacle Financial Partners, Inc. (Banks)	3,707	247,813
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,359	14,862
Piper Jaffray Cos.* (Capital Markets)	1,348	95,034
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	1,685	106,475
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	2,359	167,489
Progress Software Corp. (Software)	4,044	113,313
Proto Labs, Inc.* (Machinery)	2,022	106,155
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,696	71,363

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 73

Common Stocks, continued

	Shares	Value
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	1,011	$113,272
Quaker Chemical Corp. (Chemicals)	1,011	129,914
Qualys, Inc.* (Software)	2,359	84,688
Quanex Building Products Corp. (Building Products)	3,033	59,902
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	9,436	122,479
Raven Industries, Inc. (Industrial Conglomerates)	1,685	42,209
Repligen Corp.* (Biotechnology)	3,033	91,111
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	6,403	135,744
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	337	27,981
RLI Corp. (Insurance)	1,685	100,123
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,011	80,829
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,696	61,873
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,348	23,118
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,033	77,038
Saia, Inc.* (Road & Rail)	1,348	64,771
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	674	42,792
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	4,381	44,467
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	4,381	74,477
Select Comfort Corp.* (Specialty Retail)	2,022	40,804
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,707	122,146
ServisFirst Bancshares, Inc. (Banks)	4,044	161,922
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,011	35,698
Shutterstock, Inc.* (Internet Software & Services)	1,685	90,653
Simmons First National Corp.—Class A (Banks)	1,348	81,082
Simpson Manufacturing Co., Inc. (Building Products)	3,370	146,662
Sonic Corp. (Hotels, Restaurants & Leisure)	2,359	58,739
South Jersey Industries, Inc. (Gas Utilities)	6,740	222,420
Southside Bancshares, Inc. (Banks)	2,359	80,583
SpartanNash Co. (Food & Staples Retailing)	3,370	127,588
Sps Commerce, Inc.* (Internet Software & Services)	1,348	93,012
Stamps.com, Inc.* (Internet Software & Services)	1,348	163,849
Stepan Co. (Chemicals)	1,011	78,969
Sterling Bancorp (Banks)	11,458	273,272
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	3,033	106,762
Stillwater Mining Co.* (Metals & Mining)	6,740	114,580
Strayer Education, Inc.* (Diversified Consumer Services)	337	27,297
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	7,414	117,364
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,685	44,568
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	4,381	118,505
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	1,685	95,203
SurModics, Inc.* (Health Care Equipment & Supplies)	1,011	24,466
Synchronoss Technologies, Inc.* (Software)	3,707	142,794
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	8,088	69,638
Tailored Brands, Inc. (Specialty Retail)	2,022	42,968
Take-Two Interactive Software, Inc.* (Software)	7,414	397,762
TASER International, Inc.* (Aerospace & Defense)	4,381	109,437
Tennant Co. (Machinery)	1,011	70,012
Tesco Corp.* (Energy Equipment & Services)	1,348	11,593
Tessera Holding Corp. (Semiconductors & Semiconductor Equipment)	4,044	182,789
Tetra Tech, Inc. (Commercial Services & Supplies)	5,055	220,903
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,696	13,372
Texas Capital Bancshares, Inc.* (Banks)	2,696	222,420
The Children’s Place, Inc. (Specialty Retail)	1,685	163,445
The Ensign Group, Inc. (Health Care Providers & Services)	2,022	41,127
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,370	139,922
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,685	49,960
The Medicines Co.* (Pharmaceuticals)	2,359	85,042
Tile Shop Holdings, Inc.* (Specialty Retail)	2,696	51,494
Tivity Health, Inc.* (Health Care Providers & Services)	1,348	34,576
TiVo Corp.* (Software)	10,447	197,448
Tompkins Financial Corp. (Banks)	1,011	91,546
TopBuild Corp.* (Household Durables)	3,370	125,061
Trex Co., Inc.* (Building Products)	2,696	182,599
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	4,718	39,631
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	7,414	109,950
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	1,011	70,922
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	6,066	358,743
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	1,011	26,205
UniFirst Corp. (Commercial Services & Supplies)	674	86,205
Unit Corp.* (Energy Equipment & Services)	1,685	43,810
United Bankshares, Inc. (Banks)	3,033	135,878
United Community Banks, Inc. (Banks)	6,066	170,637
Universal Electronics, Inc.* (Household Durables)	1,348	80,206
Universal Forest Products, Inc. (Building Products)	1,011	102,829
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	674	41,869
Universal Insurance Holdings, Inc. (Insurance)	2,696	70,500
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	2,359	52,960
US Concrete, Inc.* (Construction Materials)	674	44,147
US Ecology, Inc. (Commercial Services & Supplies)	2,022	103,628
Varex Imaging Corp.* (Health Care Equipment & Supplies)	3,370	96,888

See accompanying notes to the financial statements.

74 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
VASCO Data Security International, Inc.* (Software)	1,011	$15,367
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	1,348	75,421
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,685	43,389
Viad Corp. (Commercial Services & Supplies)	1,685	73,887
Vicor Corp.* (Electrical Equipment)	1,348	20,624
WageWorks, Inc.* (Professional Services)	3,033	218,831
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	2,359	74,096
Watts Water Technologies, Inc.—Class A (Machinery)	1,348	88,968
WD-40 Co. (Household Products)	674	70,871
Westamerica Bancorp (Banks)	1,348	76,499
Wingstop, Inc. (Hotels, Restaurants & Leisure)	2,359	67,161
Winnebago Industries, Inc. (Automobiles)	2,359	74,073
World Wrestling Entertainment, Inc.—Class A (Media)	3,370	65,985
XO Group, Inc.* (Internet Software & Services)	1,011	19,037
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	3,033	134,483
Zumiez, Inc.* (Specialty Retail)	1,348	27,027
TOTAL COMMON STOCKS (Cost $28,057,232)		32,691,125

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $47,001	$47,000	$47,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,000)		47,000
TOTAL INVESTMENT SECURITIES (Cost $28,104,232)—99.5%		32,738,125
Net other assets (liabilities)—0.5%		159,681
NET ASSETS—100.0%		$32,897,806

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Growth ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$339,413	1.0%
Air Freight & Logistics	81,200	0.2%
Airlines	414,274	1.3%
Auto Components	469,091	1.4%
Automobiles	74,073	0.2%
Banks	4,129,723	12.7%
Biotechnology	647,643	2.0%
Building Products	1,128,815	3.4%
Capital Markets	502,838	1.5%
Chemicals	970,105	2.9%
Commercial Services & Supplies	1,256,026	3.8%
Communications Equipment	364,931	1.1%
Construction & Engineering	76,627	0.2%
Construction Materials	192,505	0.6%
Consumer Finance	54,190	0.2%
Diversified Consumer Services	146,662	0.4%
Diversified Telecommunication Services	370,356	1.1%
Electrical Equipment	100,898	0.3%
Electronic Equipment, Instruments & Components	1,279,356	3.9%
Energy Equipment & Services	531,766	1.6%
Equity Real Estate Investment Trusts	2,345,635	7.2%
Food & Staples Retailing	127,588	0.4%
Food Products	414,608	1.3%
Gas Utilities	222,420	0.7%
Health Care Equipment & Supplies	1,996,353	6.1%
Health Care Providers & Services	808,962	2.5%
Health Care Technology	531,415	1.6%
Hotels, Restaurants & Leisure	1,219,060	3.7%
Household Durables	498,140	1.5%
Household Products	197,438	0.6%
Industrial Conglomerates	42,209	0.1%
Insurance	234,367	0.7%
Internet & Direct Marketing Retail	137,964	0.4%
Internet Software & Services	775,872	2.4%
IT Services	436,435	1.3%
Leisure Products	82,690	0.3%
Life Sciences Tools & Services	174,195	0.5%
Machinery	1,512,257	4.6%
Media	65,985	0.2%
Metals & Mining	237,113	0.7%
Multiline Retail	123,544	0.4%
Oil, Gas & Consumable Fuels	419,268	1.3%
Paper & Forest Products	134,257	0.4%
Personal Products	51,406	0.2%
Pharmaceuticals	558,776	1.7%
Professional Services	609,003	1.9%
Real Estate Management & Development	60,013	0.2%
Road & Rail	327,817	1.0%
Semiconductors & Semiconductor Equipment	1,621,492	4.9%
Software	1,592,470	4.8%
Specialty Retail	686,631	2.1%
Technology Hardware, Storage & Peripherals	135,437	0.4%
Textiles, Apparel & Luxury Goods	164,651	0.5%
Thrifts & Mortgage Finance	659,273	2.0%
Trading Companies & Distributors	142,602	0.4%
Water Utilities	213,287	0.6%
Other**	206,681	0.6%
Total	$32,897,806	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 75

Common Stocks (100.6%)

	Shares	Value
ArcelorMittal*NYS—Class A (Metals & Mining)	25,410	$197,944
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,420	293,788
AstraZeneca PLCADR (Pharmaceuticals)	11,440	311,511
Banco Santander S.A.ADR (Banks)	64,790	360,232
Barclays PLCADR (Banks)	23,210	256,935
BP PLCADR (Oil, Gas & Consumable Fuels)	11,220	403,696
British American Tobacco PLCADR (Tobacco)	3,410	420,112
BT Group PLC SponADR (Diversified Telecommunication Services)	11,110	215,090
CRH PLCADR (Construction Materials)	6,490	224,035
Criteo S.A.*ADR (Internet Software & Services)	4,070	183,435
EricssonADR (Communications Equipment)	36,190	213,159
GlaxoSmithKline PLCADR (Pharmaceuticals)	9,350	367,549
HSBC Holdings PLCADR (Banks)	9,680	412,368
ING Groep N.V.ADR (Banks)	19,470	279,979
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	7,370	216,531
Lloyds Banking Group PLCADR (Banks)	90,420	300,194
National Grid PLCADR (Multi-Utilities)	4,290	250,836
Nokia Corp.ADR (Communications Equipment)	46,860	211,807
Prudential PLCADR (Insurance)	6,600	256,014
Rio Tinto PLCADR (Metals & Mining)	7,920	354,737
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	11,990	652,135
Ryanair Holdings PLC*ADR (Airlines)	2,420	202,457
S.A.P. SEADR (Software)	4,510	412,710
SanofiADR (Pharmaceuticals)	7,260	296,063
Statoil ASAADR (Oil, Gas & Consumable Fuels)	15,620	291,625
Telefonica S.A.ADR (Diversified Telecommunication Services)	29,150	281,006
Tenaris S.A.ADR (Energy Equipment & Services)	5,720	200,429
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	8,690	439,366
Unilever N.V.NYS (Personal Products)	10,340	420,321
Vodafone Group PLCADR (Wireless Telecommunication Services)	12,100	301,290
TOTAL COMMON STOCKS (Cost $7,919,796)		9,227,354

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $15,000	$15,000	$15,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,000)		15,000
TOTAL INVESTMENT SECURITIES (Cost $7,934,796)—100.8%		9,242,354
Net other assets (liabilities)—(0.8)%		(76,827)
NET ASSETS—100.0%		$9,165,527

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

NYS     New York Shares

Europe 30 ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Airlines	$202,457	2.2%
Banks	1,609,707	17.6%
Communications Equipment	424,966	4.6%
Construction Materials	224,035	2.4%
Diversified Telecommunication Services	496,096	5.4%
Energy Equipment & Services	200,429	2.2%
Industrial Conglomerates	216,531	2.4%
Insurance	256,014	2.8%
Internet Software & Services	183,435	2.0%
Metals & Mining	552,681	6.0%
Multi-Utilities	250,836	2.7%
Oil, Gas & Consumable Fuels	1,786,823	19.5%
Personal Products	420,321	4.6%
Pharmaceuticals	975,123	10.6%
Semiconductors & Semiconductor Equipment	293,788	3.2%
Software	412,710	4.5%
Tobacco	420,112	4.6%
Wireless Telecommunication Services	301,290	3.3%
Other**	(61,827)	(0.6)%
Total	$9,165,527	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2017:

	Value	% of Net Assets
Finland	$211,807	2.3%
France	918,864	10.0%
Germany	412,710	4.5%
Ireland	426,492	4.7%
Luxembourg	398,373	4.3%
Netherlands	1,442,433	15.7%
Norway	291,625	3.2%
Spain	641,238	7.0%
Sweden	213,159	2.3%
United Kingdom	4,270,653	46.6%
Other**	(61,827)	(0.6)%
Total	$9,165,527	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

76 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (50.2%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.3%	1,862	$325,515
AbbVie, Inc. (Biotechnology)	0.3%	5,016	306,528
Alphabet, Inc.—Class C* (Internet Software & Services)*	0.6%	912	726,672
Alphabet, Inc.—Class A* (Internet Software & Services)*	0.6%	912	748,013
Altria Group, Inc. (Tobacco)	0.4%	6,004	427,365
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	0.8%	1,216	1,001,352
Amgen, Inc. (Biotechnology)	0.3%	2,280	357,231
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1.7%	16,416	1,992,082
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	18,924	797,835
Bank of America Corp. (Banks)	0.6%	31,122	704,601
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)*	0.8%	5,852	960,547
Celgene Corp.* (Biotechnology)*	0.2%	2,394	278,063
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	5,814	647,388
Cisco Systems, Inc. (Communications Equipment)	0.4%	15,466	475,115
Citigroup, Inc. (Banks)	0.4%	8,778	490,076
Comcast Corp.—Class A (Media)	0.5%	7,334	553,129
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.9%	12,768	1,071,107
Facebook, Inc.—Class A* (Internet Software & Services)*	0.8%	7,220	940,911
General Electric Co. (Industrial Conglomerates)	0.7%	27,246	809,205
Gilead Sciences, Inc. (Biotechnology)	0.2%	4,066	294,582
Honeywell International, Inc. (Industrial Conglomerates)	0.2%	2,356	278,762
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	14,592	537,278
International Business Machines Corp. (IT Services)	0.4%	2,660	464,223
Johnson & Johnson (Pharmaceuticals)	0.8%	8,398	951,073
JPMorgan Chase & Co. (Banks)	0.8%	11,020	932,622
MasterCard, Inc.—Class A (IT Services)	0.3%	2,926	311,122
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.3%	2,546	312,064
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	4,218	320,652
Merck & Co., Inc. (Pharmaceuticals)	0.4%	8,512	527,659
Microsoft Corp. (Software)	1.3%	23,940	1,547,720
Oracle Corp. (Software)	0.3%	9,234	370,375
PepsiCo, Inc. (Beverages)	0.4%	4,408	457,463
Pfizer, Inc. (Pharmaceuticals)	0.5%	18,696	593,224
Philip Morris International, Inc. (Tobacco)	0.4%	4,788	460,270
Schlumberger, Ltd. (Energy Equipment & Services)	0.3%	4,294	359,451
The Boeing Co. (Aerospace & Defense)	0.2%	1,786	291,867
The Coca-Cola Co. (Beverages)	0.4%	11,970	497,594
The Goldman Sachs Group, Inc. (Capital Markets)	0.2%	1,140	261,425
The Home Depot, Inc. (Specialty Retail)	0.4%	3,762	517,575
The Procter & Gamble Co. (Household Products)	0.6%	8,246	722,349
The Walt Disney Co. (Media)	0.4%	4,522	500,358
U.S. Bancorp (Banks)	0.2%	4,940	260,091
Union Pacific Corp. (Road & Rail)	0.2%	2,546	271,353
United Technologies Corp. (Aerospace & Defense)	0.2%	2,356	258,383
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.4%	2,926	474,304
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	12,578	616,448
Visa, Inc.—Class A (IT Services)	0.4%	5,738	474,589
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.3%	4,636	309,406
Wells Fargo & Co. (Banks)	0.7%	13,908	783,437
Other Common Stocks	26.4%	524,667	31,840,389
TOTAL COMMON STOCKS (Cost $32,298,360)			60,410,843

Repurchase Agreements(a)(b) (33.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $39,967,495	$39,967,000	$39,967,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,967,000)		39,967,000
TOTAL INVESTMENT SECURITIES (Cost $72,265,360)—83.4%		100,377,843
Net other assets (liabilities)—16.6%		20,013,232
NET ASSETS—100.0%		$120,391,075

* Non-income producing security.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 77

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $17,623,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	130	3/20/17	$14,787,500	$282,493

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/17	1.27%	$30,574,012	$(214,969)
SPDR S&P 500 ETF	Goldman Sachs International	2/27/17	1.02%	24,613,106	(158,621)
				55,187,118	(373,590)

S&P 500	UBS AG	2/27/17	1.07%	71,130,363	(298,747)
SPDR S&P 500 ETF	UBS AG	2/27/17	0.82%	39,264,325	(51,729)
				110,394,688	(350,476)
				$165,581,806	$(724,066)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,330,660	1.1%
Air Freight & Logistics	437,431	0.4%
Airlines	374,962	0.3%
Auto Components	109,242	0.1%
Automobiles	334,576	0.3%
Banks	3,991,190	3.3%
Beverages	1,221,140	1.0%
Biotechnology	1,662,600	1.4%
Building Products	208,019	0.2%
Capital Markets	1,676,019	1.4%
Chemicals	1,284,242	1.1%
Commercial Services & Supplies	189,060	0.2%
Communications Equipment	611,029	0.5%
Construction & Engineering	61,814	0.1%
Construction Materials	97,266	0.1%
Consumer Finance	495,110	0.4%
Containers & Packaging	201,012	0.2%
Distributors	74,460	0.1%
Diversified Consumer Services	14,679	NM
Diversified Financial Services	984,111	0.8%
Diversified Telecommunication Services	1,524,348	1.3%
Electric Utilities	1,187,544	1.0%
Electrical Equipment	340,058	0.3%
Electronic Equipment, Instruments & Components	238,327	0.2%
Energy Equipment & Services	725,838	0.6%
Equity Real Estate Investment Trusts	1,680,447	1.4%
Food & Staples Retailing	1,210,815	1.0%
Food Products	960,805	0.8%
Health Care Equipment & Supplies	1,532,182	1.3%
Health Care Providers & Services	1,604,233	1.3%
Health Care Technology	48,984	NM
Hotels, Restaurants & Leisure	944,424	0.8%
Household Durables	291,423	0.2%
Household Products	1,114,211	0.9%
Independent Power & Renewable Electricity Producers	39,382	NM
Industrial Conglomerates	1,471,805	1.2%
Insurance	1,657,376	1.4%
Internet & Direct Marketing Retail	1,492,212	1.2%
Internet Software & Services	2,693,924	2.2%
IT Services	2,217,398	1.8%
Leisure Products	56,106	NM
Life Sciences Tools & Services	394,988	0.3%
Machinery	913,293	0.8%
Media	1,958,264	1.6%
Metals & Mining	181,210	0.2%
Multiline Retail	291,726	0.2%
Multi-Utilities	645,322	0.5%
Oil, Gas & Consumable Fuels	3,627,141	3.0%
Personal Products	83,272	0.1%
Pharmaceuticals	3,000,764	2.5%
Professional Services	159,226	0.1%
Real Estate Management & Development	27,688	NM
Road & Rail	579,982	0.5%
Semiconductors & Semiconductor Equipment	2,019,723	1.7%
Software	2,717,836	2.3%
Specialty Retail	1,462,656	1.2%
Technology Hardware, Storage & Peripherals	2,348,991	2.0%

See accompanying notes to the financial statements.

78 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

	Value	% of Net Assets
Textiles, Apparel & Luxury Goods	$413,038	0.3%
Tobacco	1,040,726	0.9%
Trading Companies & Distributors	115,463	0.1%
Water Utilities	39,070	NM
Other**	59,980,232	49.8%
Total	$120,391,075	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 79

Common Stocks (64.7%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,128	$68,071
A.O. Smith Corp. (Building Products)	5,676	276,705
Aaron’s, Inc. (Specialty Retail)	2,322	71,843
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,548	164,661
ACI Worldwide, Inc.* (Software)	4,386	85,088
Acxiom Corp.* (IT Services)	2,838	74,072
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	28,896	299,651
AECOM Technology Corp.* (Construction & Engineering)	5,934	219,144
AGCO Corp. (Machinery)	2,580	162,024
Akorn, Inc.* (Pharmaceuticals)	3,354	64,061
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,806	80,403
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	3,096	343,098
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,838	260,216
Alleghany Corp.* (Insurance)	516	315,570
Allegheny Technologies, Inc. (Metals & Mining)	4,128	89,701
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	6,966	81,572
AMC Networks, Inc.*—Class A (Media)	2,322	133,167
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	4,902	238,335
American Eagle Outfitters, Inc. (Specialty Retail)	6,450	97,460
American Financial Group, Inc. (Insurance)	2,838	244,550
ANSYS, Inc.* (Software)	3,354	312,794
AptarGroup, Inc. (Containers & Packaging)	2,322	169,436
Aqua America, Inc. (Water Utilities)	6,708	203,990
ARRIS International PLC* (Communications Equipment)	7,224	206,463
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,354	246,585
Ashland Global Holdings, Inc. (Chemicals)	2,322	276,387
Aspen Insurance Holdings, Ltd. (Insurance)	2,322	130,961
Associated Banc-Corp. (Banks)	5,676	143,603
Atmos Energy Corp. (Gas Utilities)	3,870	294,817
Avis Budget Group, Inc.* (Road & Rail)	3,354	124,836
Avnet, Inc. (Electronic Equipment, Instruments & Components)	4,902	227,649
Avon Products, Inc.* (Personal Products)	16,512	96,925
BancorpSouth, Inc. (Banks)	3,354	99,614
Bank of Hawaii Corp. (Banks)	1,548	132,989
Bank of the Ozarks, Inc. (Banks)	3,354	184,034
BE Aerospace, Inc. (Aerospace & Defense)	3,870	237,889
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,548	118,376
Bemis Co., Inc. (Containers & Packaging)	3,612	175,977
Big Lots, Inc. (Multiline Retail)	1,806	90,300
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	774	147,121
Bio-Techne Corp. (Life Sciences Tools & Services)	1,290	131,258
Black Hills Corp. (Multi-Utilities)	2,064	129,103
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,806	80,367
Broadridge Financial Solutions, Inc. (IT Services)	4,644	308,964
Brocade Communications Systems, Inc. (Communications Equipment)	15,222	189,818
Brown & Brown, Inc. (Insurance)	4,386	184,782
Brunswick Corp. (Leisure Products)	3,354	200,770
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	774	116,874
Cabela’s, Inc.*—Class A (Specialty Retail)	2,064	115,357
Cable One, Inc. (Media)	258	163,154
Cabot Corp. (Chemicals)	2,322	128,569
Cadence Design Systems, Inc.* (Software)	10,836	282,061
CalAtlantic Group, Inc. (Household Durables)	2,838	98,961
Camden Property Trust (Equity Real Estate Investment Trusts)	3,354	280,294
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	3,096	76,502
Carlisle Cos., Inc. (Industrial Conglomerates)	2,580	281,504
Carpenter Technology Corp. (Metals & Mining)	1,806	72,276
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,806	151,253
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,548	177,866
Catalent, Inc.* (Pharmaceuticals)	4,644	124,273
Cathay General Bancorp, Inc. (Banks)	2,838	103,417
CBOE Holdings, Inc. (Capital Markets)	3,096	246,504
CDK Global, Inc. (Software)	5,676	355,034
CEB, Inc. (Professional Services)	1,290	98,621
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,806	145,925
Chemical Financial Corp. (Banks)	2,580	127,529
Chico’s FAS, Inc. (Specialty Retail)	4,902	66,128
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	516	73,969
Ciena Corp.* (Communications Equipment)	5,418	131,874
Cinemark Holdings, Inc. (Media)	4,128	175,439
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,322	140,063
CLARCOR, Inc. (Machinery)	1,806	149,555
Clean Harbors, Inc.* (Commercial Services & Supplies)	2,064	114,552
CNO Financial Group, Inc. (Insurance)	6,708	126,848
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,354	226,596
Commerce Bancshares, Inc. (Banks)	3,354	189,602
Commercial Metals Co. (Metals & Mining)	4,386	89,606
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	5,418	142,385
CommVault Systems, Inc.* (Software)	1,548	76,007
Compass Minerals International, Inc. (Metals & Mining)	1,290	107,844
Computer Sciences Corp. (IT Services)	5,418	336,999
comScore, Inc.* (Internet Software & Services)	1,806	60,591
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	6,708	113,634
Convergys Corp. (IT Services)	3,612	89,650
Copart, Inc.* (Commercial Services & Supplies)	3,870	219,584
Corecivic, Inc. (Equity Real Estate Investment Trusts)	4,386	127,369
CoreLogic, Inc.* (IT Services)	3,354	118,296
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	3,612	114,934

See accompanying notes to the financial statements.

80 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	12,900	$109,650
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	1,032	163,118
Crane Co. (Machinery)	1,806	130,104
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,870	106,735
CST Brands, Inc. (Specialty Retail)	2,838	136,735
Cullen/Frost Bankers, Inc. (Banks)	2,064	184,522
Curtiss-Wright Corp. (Aerospace & Defense)	1,806	177,096
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	12,126	143,087
Dana Holding Corp. (Auto Components)	5,418	109,119
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	3,354	149,890
Dean Foods Co. (Food Products)	3,354	66,610
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,290	74,304
Deluxe Corp. (Commercial Services & Supplies)	1,806	131,567
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	15,222	50,994
DeVry Education Group, Inc. (Diversified Consumer Services)	2,064	69,144
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,322	38,034
Dick’s Sporting Goods, Inc. (Specialty Retail)	3,354	173,065
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	2,838	77,194
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,806	315,219
Domtar Corp. (Paper & Forest Products)	2,322	101,448
Donaldson Co., Inc. (Machinery)	4,902	207,110
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	5,418	205,017
Dril-Quip, Inc.* (Energy Equipment & Services)	1,548	96,286
DST Systems, Inc. (IT Services)	1,290	148,544
Duke Realty Corp. (Equity Real Estate Investment Trusts)	13,416	326,411
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,612	187,354
Dycom Industries, Inc.* (Construction & Engineering)	1,290	104,051
Eagle Materials, Inc. (Construction Materials)	1,806	188,871
East West Bancorp, Inc. (Banks)	5,418	278,702
Eaton Vance Corp. (Capital Markets)	4,386	183,905
Edgewell Personal Care Co.* (Personal Products)	2,322	183,067
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,838	114,116
EMCOR Group, Inc. (Construction & Engineering)	2,322	161,820
Endurance Specialty Holdings, Ltd. (Insurance)	2,322	215,226
Energen Corp.* (Oil, Gas & Consumable Fuels)	3,612	194,650
Energizer Holdings, Inc. (Household Products)	2,322	117,191
EnerSys (Electrical Equipment)	1,548	120,667
Ensco PLCADR—Class A (Energy Equipment & Services)	11,610	126,781
EPR Properties (Equity Real Estate Investment Trusts)	2,322	171,758
Equity One, Inc. (Equity Real Estate Investment Trusts)	3,612	112,658
Esterline Technologies Corp.* (Aerospace & Defense)	1,032	88,391
Everest Re Group, Ltd. (Insurance)	1,548	340,453
F.N.B. Corp. (Banks)	7,998	119,490
FactSet Research Systems, Inc. (Capital Markets)	1,548	267,881
Fair Isaac Corp. (Software)	1,290	159,057
Federated Investors, Inc.—Class B (Capital Markets)	3,612	93,948
First American Financial Corp. (Insurance)	4,128	155,130
First Horizon National Corp. (Banks)	8,772	175,440
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,386	113,378
Flowers Foods, Inc. (Food Products)	6,966	140,086
Fortinet, Inc.* (Software)	5,676	188,784
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,548	39,582
FTI Consulting, Inc.* (Professional Services)	1,548	65,233
Fulton Financial Corp. (Banks)	6,708	122,086
GameStop Corp.—Class A (Specialty Retail)	3,870	94,776
Gartner, Inc.* (IT Services)	3,096	307,618
GATX Corp. (Trading Companies & Distributors)	1,548	89,505
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	2,064	155,543
Gentex Corp. (Auto Components)	10,836	226,364
Genworth Financial, Inc.*—Class A (Insurance)	18,834	63,282
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	2,838	74,810
Graco, Inc. (Machinery)	2,064	184,914
Graham Holdings Co.—Class B (Diversified Consumer Services)	258	134,044
Granite Construction, Inc. (Construction & Engineering)	1,548	86,889
Great Plains Energy, Inc. (Electric Utilities)	8,256	227,453
Greif, Inc.—Class A (Containers & Packaging)	1,032	59,423
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	4,644	97,060
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,806	69,477
Hancock Holding Co. (Banks)	2,838	130,122
Hawaiian Electric Industries, Inc. (Electric “ Utilities)	4,128	138,205
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,386	132,501
HealthSouth Corp. (Health Care Providers & Services)	3,354	130,202
Helen of Troy, Ltd.* (Household Durables)	1,032	96,286
Herman Miller, Inc. (Commercial Services & Supplies)	2,322	72,446
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	3,870	198,957
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,322	136,696
HNI Corp. (Commercial Services & Supplies)	1,806	91,040
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	6,708	194,331
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	6,192	192,757

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 81

Common Stocks, continued

	Shares	Value
HSN, Inc. (Internet & Direct Marketing Retail)	1,290	$45,473
Hubbell, Inc. (Electrical Equipment)	2,064	251,972
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,806	350,292
IDACORP, Inc. (Electric Utilities)	1,806	144,516
IDEX Corp. (Machinery)	2,838	255,874
Ingredion, Inc. (Food Products)	2,838	363,803
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,160	129,980
InterDigital, Inc. (Communications Equipment)	1,290	120,486
International Bancshares Corp. (Banks)	2,322	86,146
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	1,032	37,823
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	5,160	115,739
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,290	148,337
ITT, Inc. (Machinery)	3,354	137,078
J.C. Penney Co., Inc.* (Multiline Retail)	11,610	77,207
j2 Global, Inc. (Internet Software & Services)	1,806	151,361
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	6,966	167,045
Jack Henry & Associates, Inc. (IT Services)	3,096	277,959
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,290	139,217
Janus Capital Group, Inc. (Capital Markets)	5,418	67,725
JetBlue Airways Corp.* (Airlines)	12,384	242,850
John Wiley & Sons, Inc.—Class A (Media)	1,806	99,511
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,806	186,072
Joy Global, Inc. (Machinery)	3,612	101,569
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	4,902	90,736
KB Home (Household Durables)	3,096	50,712
KBR, Inc. (Construction & Engineering)	5,418	92,160
Kemper Corp. (Insurance)	1,806	78,019
Kennametal, Inc. (Machinery)	3,096	110,651
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,450	239,102
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	3,612	270,358
Kirby Corp.* (Marine)	2,064	133,025
KLX, Inc.* (Aerospace & Defense)	2,064	101,115
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,354	60,439
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	3,096	233,810
Lamb Weston Holding, Inc. (Food Products)	5,160	192,778
Lancaster Colony Corp. (Food Products)	774	101,433
Landstar System, Inc. (Road & Rail)	1,548	130,961
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	4,386	132,326
Legg Mason, Inc. (Capital Markets)	3,354	106,288
Leidos Holdings, Inc. (IT Services)	5,418	261,798
Lennox International, Inc. (Building Products)	1,548	242,742
Liberty Property Trust (Equity Real Estate Investment Trusts)	5,676	217,902
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,806	147,099
LifePoint Health, Inc.* (Health Care Providers & Services)	1,548	91,874
Lincoln Electric Holdings, Inc. (Machinery)	2,322	193,585
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	774	122,068
LivaNova PLC* (Health Care Equipment & Supplies)	1,548	74,467
Live Nation Entertainment, Inc.* (Media)	4,902	140,295
Louisiana-Pacific Corp.* (Paper & Forest Products)	5,418	103,647
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,354	93,979
Manhattan Associates, Inc.* (Software)	2,580	132,251
ManpowerGroup, Inc. (Professional Services)	2,580	246,286
MarketAxess Holdings, Inc. (Capital Markets)	1,548	289,863
MAXIMUS, Inc. (IT Services)	2,580	142,261
MB Financial, Inc. (Banks)	2,580	114,887
MDU Resources Group, Inc. (Multi-Utilities)	7,482	219,597
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	12,126	154,607
MEDNAX, Inc.* (Health Care Providers & Services)	3,612	246,880
Mentor Graphics Corp. (Software)	4,128	152,364
Mercury General Corp. (Insurance)	1,290	81,593
Meredith Corp. (Media)	1,290	79,077
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	4,386	233,115
Minerals Technologies, Inc. (Chemicals)	1,290	103,394
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,548	87,803
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,548	135,048
MSA Safety, Inc. (Commercial Services & Supplies)	1,290	92,042
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,806	184,483
MSCI, Inc.—Class A (Capital Markets)	3,612	298,893
Murphy USA, Inc.* (Specialty Retail)	1,290	82,173
Nabors Industries, Ltd. (Energy Equipment & Services)	10,836	176,086
National Fuel Gas Co. (Gas Utilities)	3,354	188,327
National Instruments Corp. (Electronic Equipment, Instruments & Components)	4,128	129,702
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	5,676	247,474
NCR Corp.* (Technology Hardware, Storage & Peripherals)	4,644	199,784
NetScout Systems, Inc.* (Communications Equipment)	3,354	111,688
NeuStar, Inc.*—Class A (IT Services)	2,064	68,525
New Jersey Resources Corp. (Gas Utilities)	3,354	126,446
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	18,576	282,169
NewMarket Corp. (Chemicals)	258	111,242
Noble Corp. PLC (Energy Equipment & Services)	9,288	62,694
Nordson Corp. (Machinery)	2,064	234,326
NorthWestern Corp. (Multi-Utilities)	1,806	103,141
NOW, Inc.* (Trading Companies & Distributors)	4,128	87,761
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,806	127,811

See accompanying notes to the financial statements.

82 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
NVR, Inc.* (Household Durables)	258	$479,365
Oceaneering International, Inc. (Energy Equipment & Services)	3,612	100,594
Office Depot, Inc. (Specialty Retail)	20,124	89,552
OGE Energy Corp. (Electric Utilities)	7,482	250,946
Oil States International, Inc.* (Energy Equipment & Services)	2,064	81,528
Old Dominion Freight Line, Inc.* (Road & Rail)	2,580	227,762
Old Republic International Corp. (Insurance)	9,288	193,190
Olin Corp. (Chemicals)	6,192	162,292
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	7,482	239,948
ONE Gas, Inc. (Gas Utilities)	2,064	133,376
Orbital ATK, Inc. (Aerospace & Defense)	2,322	201,898
Oshkosh Corp. (Machinery)	2,838	197,610
Owens & Minor, Inc. (Health Care Providers & Services)	2,322	83,313
Owens-Illinois, Inc.* (Containers & Packaging)	6,192	117,029
Packaging Corp. of America (Containers & Packaging)	3,612	332,953
PacWest Bancorp (Banks)	4,644	257,278
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	774	161,812
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	1,032	87,947
PAREXEL International Corp.* (Life Sciences Tools & Services)	2,064	146,317
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,676	159,155
Plantronics, Inc. (Communications Equipment)	1,290	72,988
PNM Resources, Inc. (Electric Utilities)	3,096	106,502
Polaris Industries, Inc. (Leisure Products)	2,322	195,211
PolyOne Corp. (Chemicals)	3,096	105,605
Pool Corp. (Distributors)	1,548	163,407
Post Holdings, Inc.* (Food Products)	2,580	215,894
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,548	63,778
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	2,064	108,897
Primerica, Inc. (Insurance)	1,806	136,263
PrivateBancorp, Inc. (Banks)	3,096	169,227
Prosperity Bancshares, Inc. (Banks)	2,580	187,385
PTC, Inc.* (Software)	4,386	230,572
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	9,030	157,483
Quality Care Properties* (Equity Real Estate Investment Trusts)	3,612	66,678
Raymond James Financial, Inc. (Capital Markets)	4,902	367,307
Rayonier, Inc. (Equity Real Estate Investment Trusts)	4,644	129,521
Regal Beloit Corp. (Electrical Equipment)	1,806	131,116
Regency Centers Corp. (Equity Real Estate Investment Trusts)	3,870	269,855
Reinsurance Group of America, Inc. (Insurance)	2,322	291,341
Reliance Steel & Aluminum Co. (Metals & Mining)	2,838	226,047
RenaissanceRe Holdings, Ltd. (Insurance)	1,548	211,023
ResMed, Inc. (Health Care Equipment & Supplies)	5,418	365,931
Restoration Hardware, Inc.* (Specialty Retail)	1,548	41,827
Rollins, Inc. (Commercial Services & Supplies)	3,612	127,359
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	4,644	83,220
Royal Gold, Inc. (Metals & Mining)	2,580	186,199
RPM International, Inc. (Chemicals)	5,160	269,662
Sally Beauty Holdings, Inc.* (Specialty Retail)	5,418	128,948
Science Applications International Corp. (IT Services)	1,806	147,045
SEI Investments Co. (Capital Markets)	5,160	250,312
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	9,030	172,022
Sensient Technologies Corp. (Chemicals)	1,806	138,611
Service Corp. International (Diversified Consumer Services)	7,224	210,435
Signature Bank* (Banks)	2,064	325,121
Silgan Holdings, Inc. (Containers & Packaging)	1,548	90,573
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,548	100,930
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	5,160	129,619
SLM Corp.* (Consumer Finance)	16,254	193,098
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,612	110,202
Snyder’s-Lance, Inc. (Food Products)	3,354	128,727
Sonoco Products Co. (Containers & Packaging)	3,870	212,657
Sotheby’s*—Class A (Diversified Consumer Services)	1,806	71,716
Southwest Gas Corp. (Gas Utilities)	1,806	145,509
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	5,160	96,337
Steel Dynamics, Inc. (Metals & Mining)	9,288	314,027
STERIS PLC (Health Care Equipment & Supplies)	3,354	237,564
Stifel Financial Corp.* (Capital Markets)	2,580	129,851
Superior Energy Services, Inc.* (Energy Equipment & Services)	5,676	100,295
SVB Financial Group* (Banks)	2,064	355,482
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,290	72,730
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,032	124,026
Synopsys, Inc.* (Software)	5,676	356,963
Synovus Financial Corp. (Banks)	4,644	193,562
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	3,612	123,494
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,322	164,490
TCF Financial Corp. (Banks)	6,450	111,908
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,290	110,372
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,290	158,502
Teleflex, Inc. (Health Care Equipment & Supplies)	1,548	259,646
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,612	110,708
Tempur Sealy International, Inc.* (Household Durables)	1,806	77,658
Tenet Healthcare Corp.* (Health Care Providers & Services)	3,096	54,459
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	7,740	219,661
Terex Corp. (Machinery)	4,128	131,270

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 83

Common Stocks, continued

	Shares	Value
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	2,322	$108,298
The Boston Beer Co., Inc.*—Class A (Beverages)	258	39,655
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,548	93,282
The Chemours Co. (Chemicals)	6,966	184,042
The Hain Celestial Group, Inc.* (Food Products)	3,870	153,097
The Hanover Insurance Group, Inc. (Insurance)	1,548	129,939
The New York Times Co.—Class A (Media)	4,644	62,694
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,806	166,098
The Timken Co. (Machinery)	2,580	114,552
The Toro Co. (Machinery)	4,128	243,263
The Ultimate Software Group, Inc.* (Software)	1,032	199,857
The Valspar Corp. (Chemicals)	2,838	314,080
The Wendy’s Co. (Hotels, Restaurants & Leisure)	7,740	104,722
The WhiteWave Foods Co.* (Food Products)	6,708	369,343
Thor Industries, Inc. (Automobiles)	1,806	186,921
Time, Inc. (Media)	3,870	74,498
Toll Brothers, Inc.* (Household Durables)	5,676	177,999
Tootsie Roll Industries, Inc. (Food Products)	774	28,986
TreeHouse Foods, Inc.* (Food Products)	2,064	156,616
TRI Pointe Group, Inc.* (Household Durables)	5,418	66,479
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	9,546	282,752
Trinity Industries, Inc. (Machinery)	5,676	156,317
Triumph Group, Inc. (Aerospace & Defense)	1,806	48,311
Trustmark Corp. (Banks)	2,580	86,740
Tupperware Brands Corp. (Household Durables)	1,806	109,010
Tyler Technologies, Inc.* (Software)	1,290	188,366
UGI Corp. (Gas Utilities)	6,450	299,087
UMB Financial Corp. (Banks)	1,548	119,413
Umpqua Holdings Corp. (Banks)	8,256	151,167
United Natural Foods, Inc.* (Food & Staples Retailing)	1,806	82,534
United States Steel Corp. (Metals & Mining)	6,450	210,980
United Therapeutics Corp.* (Biotechnology)	1,548	253,299
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,612	101,028
Valley National Bancorp (Banks)	9,804	118,726
Valmont Industries, Inc. (Construction & Engineering)	774	111,456
VCA, Inc.* (Health Care Providers & Services)	3,096	280,498
Vectren Corp. (Multi-Utilities)	3,096	169,939
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	4,128	75,006
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	4,128	115,378
ViaSat, Inc.* (Communications Equipment)	2,064	133,974
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	5,160	85,656
Vista Outdoor, Inc.* (Leisure Products)	2,322	66,897
W.R. Berkley Corp. (Insurance)	3,612	242,763
Wabtec Corp. (Machinery)	3,354	290,591
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	3,096	55,883
Washington Federal, Inc. (Thrifts & Mortgage Finance)	3,354	110,179
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	6,966	67,222
Watsco, Inc. (Trading Companies & Distributors)	1,032	157,628
WebMD Health Corp.* (Internet Software & Services)	1,548	77,230
Webster Financial Corp. (Banks)	3,612	189,702
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	4,386	156,273
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,806	262,845
Werner Enterprises, Inc. (Road & Rail)	1,806	50,749
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,838	240,180
Westar Energy, Inc. (Electric Utilities)	5,418	296,311
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	3,096	108,391
WEX, Inc.* (IT Services)	1,548	176,983
WGL Holdings, Inc. (Gas Utilities)	2,064	169,124
Williams-Sonoma, Inc. (Specialty Retail)	3,096	149,258
WisdomTree Investments, Inc. (Capital Markets)	4,386	45,176
Woodward, Inc. (Machinery)	2,064	143,737
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,580	114,758
Worthington Industries, Inc. (Metals & Mining)	1,548	73,979
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	13,158	183,291
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	2,064	172,695
TOTAL COMMON STOCKS (Cost $45,544,471)		62,801,952

Repurchase Agreements(a)(b) (34.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $33,857,419	$33,857,000	$33,857,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,857,000)		33,857,000
TOTAL INVESTMENT SECURITIES (Cost $79,401,471)—99.5%		96,658,952
Net other assets (liabilities)—0.5%		512,160
NET ASSETS—100.0%		$97,171,112

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $18,659,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

See accompanying notes to the financial statements.

84 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	15	3/20/17	$2,528,850	$(2,947)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/27/17	1.17%	$39,151,883	$(223,252)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	2/27/17	0.92%	22,717,426	(122,333)
				61,869,309	(345,585)

S&P MidCap 400	UBS AG	2/27/17	1.22%	47,645,283	(273,414)
SPDR S&P MidCap 400 ETF	UBS AG	2/27/17	1.02%	19,575,758	(105,634)
				67,221,041	(379,048)
				$129,090,350	$(724,633)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraMid-Cap ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,363,494	1.4%
Airlines	242,850	0.2%
Auto Components	335,483	0.3%
Automobiles	186,921	0.2%
Banks	4,457,894	4.6%
Beverages	39,655	NM
Biotechnology	253,299	0.3%
Building Products	519,447	0.5%
Capital Markets	2,403,536	2.5%
Chemicals	1,959,982	2.0%
Commercial Services & Supplies	848,590	0.9%
Communications Equipment	967,291	1.0%
Construction & Engineering	775,520	0.8%
Construction Materials	188,871	0.2%
Consumer Finance	193,098	0.2%
Containers & Packaging	1,158,048	1.2%
Distributors	163,407	0.2%
Diversified Consumer Services	485,339	0.5%
Electric Utilities	1,163,933	1.2%
Electrical Equipment	503,755	0.5%
Electronic Equipment, Instruments & Components	2,536,406	2.6%
Energy Equipment & Services	1,024,673	1.1%
Equity Real Estate Investment Trusts	6,201,873	6.4%
Food & Staples Retailing	356,737	0.4%
Food Products	1,917,373	2.0%
Gas Utilities	1,356,685	1.4%
Health Care Equipment & Supplies	2,011,458	2.1%
Health Care Providers & Services	1,237,874	1.3%
Health Care Technology	81,572	0.1%
Hotels, Restaurants & Leisure	1,670,003	1.7%
Household Durables	1,156,470	1.2%
Household Products	117,191	0.1%
Industrial Conglomerates	281,504	0.3%
Insurance	3,140,933	3.2%
Internet & Direct Marketing Retail	45,473	NM
Internet Software & Services	289,182	0.3%
IT Services	2,458,714	2.5%
Leisure Products	462,878	0.5%
Life Sciences Tools & Services	570,621	0.6%
Machinery	3,144,130	3.2%
Marine	133,025	0.1%
Media	927,835	1.0%
Metals & Mining	1,370,659	1.4%
Multiline Retail	167,507	0.2%
Multi-Utilities	621,780	0.6%
Oil, Gas & Consumable Fuels	1,324,794	1.4%
Paper & Forest Products	205,095	0.2%
Personal Products	279,992	0.3%
Pharmaceuticals	297,231	0.3%
Professional Services	410,140	0.4%
Real Estate Management & Development	266,475	0.3%
Road & Rail	689,851	0.7%
Semiconductors & Semiconductor Equipment	1,812,117	1.9%
Software	2,719,199	2.8%
Specialty Retail	1,247,123	1.3%
Technology Hardware, Storage & Peripherals	345,049	0.4%
Textiles, Apparel & Luxury Goods	485,494	0.5%
Thrifts & Mortgage Finance	392,348	0.4%
Trading Companies & Distributors	519,377	0.5%
Water Utilities	203,990	0.2%
Wireless Telecommunication Services	110,708	0.1%
Other**	34,369,160	35.3%
Total	$97,171,112	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 85

Common Stocks (37.1%)

	Percentage of Net Assets	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	14,378	$149,101
ARIAD Pharmaceuticals, Inc.* (Biotechnology)*	0.1%	4,186	99,710
Aspen Technology, Inc.* (Software)*	0.1%	1,820	96,660
Bank of the Ozarks, Inc. (Banks)	0.1%	1,820	99,862
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	1,456	96,403
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	1,456	87,826
CLARCOR, Inc. (Machinery)	0.1%	1,092	90,429
Coherent, Inc.* (Electronic Equipment, Instruments & Components)*	0.1%	546	86,120
Curtiss-Wright Corp. (Aerospace & Defense)	0.1%	910	89,235
Deluxe Corp. (Commercial Services & Supplies)	0.1%	1,092	79,551
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	0.1%	1,638	77,771
EMCOR Group, Inc. (Construction & Engineering)	0.1%	1,274	88,784
Exelixis, Inc.* (Biotechnology)*	0.1%	5,278	95,636
Fair Isaac Corp. (Software)	0.1%	728	89,762
Gramercy Property Trust (Equity Real Estate Investment Trusts)	0.1%	3,094	81,495
Hancock Holding Co. (Banks)	0.1%	1,820	83,447
IDACORP, Inc. (Electric Utilities)	0.1%	1,092	87,382
Investors Bancorp, Inc. (Banks)	0.1%	6,552	94,021
j2 Global, Inc. (Internet Software & Services)	0.1%	1,092	91,520
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	0.1%	728	78,567
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	0.1%	546	86,109
MAXIMUS, Inc. (IT Services)	0.1%	1,456	80,285
Mentor Graphics Corp. (Software)	0.1%	2,366	87,329
MGIC Investment Corp.* (Thrifts & Mortgage Finance)*	0.1%	7,826	83,347
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)*	0.1%	2,548	135,427
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	1,274	83,957
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	910	79,388
Olin Corp. (Chemicals)	0.1%	3,640	95,404
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)*	0.1%	1,092	80,743
Portland General Electric Co. (Electric Utilities)	0.1%	2,002	87,307
Primerica, Inc. (Insurance)	0.1%	1,092	82,390
PrivateBancorp, Inc. (Banks)	0.1%	1,820	99,480
Prosperity Bancshares, Inc. (Banks)	0.1%	1,456	105,748
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	4,914	90,419
Southwest Gas Corp. (Gas Utilities)	0.1%	1,092	87,982
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	0.1%	728	87,490
Take-Two Interactive Software, Inc.* (Software)*	0.1%	1,820	97,644
Teledyne Technologies, Inc.* (Aerospace & Defense)*	0.1%	728	89,450
Tenneco, Inc.* (Auto Components)*	0.1%	1,274	85,931
TESARO, Inc.* (Biotechnology)*	0.1%	546	88,911
Texas Capital Bancshares, Inc.* (Banks)*	0.1%	1,092	90,090
The Chemours Co. (Chemicals)	0.1%	4,186	110,595
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	0.1%	1,456	86,109
UMB Financial Corp. (Banks)	0.1%	1,092	84,237
Umpqua Holdings Corp. (Banks)	0.1%	4,914	89,975
Webster Financial Corp. (Banks)	0.1%	2,002	105,144
WGL Holdings, Inc. (Gas Utilities)	0.1%	1,092	89,479
Wintrust Financial Corp. (Banks)	0.1%	1,092	78,187
XPO Logistics, Inc.* (Air Freight & Logistics)*	0.1%	2,184	97,712
Other Common Stocks	32.8%	1,904,302	33,703,719
TOTAL COMMON STOCKS (Cost $28,386,076)			38,193,270

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+^(a) (Biotechnology)		2,635	—
Dyax Corp.*+^(b) (Biotechnology)		1,854	2,058
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)		1,900	4,788
Trius Therapeutics, Inc.*+^(a) (Biotechnology)		1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)			6,846

See accompanying notes to the financial statements.

86 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Trust(NM)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(d)(e) (36.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $37,581,465	$37,581,000	$37,581,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,581,000)		37,581,000
TOTAL INVESTMENT SECURITIES (Cost $65,971,864)—73.6%		75,781,116
Net other assets (liabilities)—26.4%		27,125,178
NET ASSETS—100.0%		$102,906,294

*                 Non-income producing security.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2017, these securities represented 0.007% of the net assets of the Fund.

^                  The Advisor has deemed these securities to be illiquid. As of January 31, 2017, these securities represented 0.007% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company received U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)          No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $16,746,000.

(e)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	104	3/20/17	$7,069,400	$(7,506)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/17	0.52%	$17,885,623	$(127,937)
Russell 2000 Index	Goldman Sachs International	2/27/17	0.87%	33,478,630	(220,482)
				51,364,253	(348,419)

iShares Russell 2000 ETF	UBS AG	2/27/17	0.12%	49,269,020	(390,326)
Russell 2000 Index	UBS AG	2/27/17	0.47%	59,741,700	(424,870)
				109,010,720	(815,196)
				$160,374,973	$(1,163,615)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$616,714	0.6%
Air Freight & Logistics	242,005	0.2%
Airlines	110,010	0.1%
Auto Components	450,581	0.4%
Automobiles	22,859	NM
Banks	3,998,400	4.0%
Biotechnology	1,989,904	2.0%
Building Products	424,466	0.4%
Capital Markets	479,070	0.5%
Chemicals	1,004,151	1.0%
Commercial Services & Supplies	892,832	0.9%
Communications Equipment	811,283	0.8%
Construction & Engineering	403,328	0.4%
Construction Materials	78,715	0.1%
Consumer Finance	205,121	0.2%
Containers & Packaging	41,918	NM
Distributors	38,144	NM
Diversified Consumer Services	418,898	0.4%

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 87

	Value	% of Net Assets
Diversified Financial Services	$50,432	NM
Diversified Telecommunication Services	253,202	0.2%
Electric Utilities	431,209	0.4%
Electrical Equipment	252,716	0.2%
Electronic Equipment, Instruments & Components	1,150,043	1.1%
Energy Equipment & Services	534,507	0.5%
Equity Real Estate Investment Trusts	2,921,158	2.8%
Food & Staples Retailing	167,413	0.2%
Food Products	323,891	0.3%
Gas Utilities	468,009	0.5%
Health Care Equipment & Supplies	1,204,993	1.2%
Health Care Providers & Services	769,966	0.7%
Health Care Technology	195,233	0.2%
Hotels, Restaurants & Leisure	955,724	0.9%
Household Durables	441,166	0.4%
Household Products	73,956	0.1%
Independent Power & Renewable Electricity Producers	239,463	0.2%
Industrial Conglomerates	22,796	NM
Insurance	762,447	0.7%
Internet & Direct Marketing Retail	188,707	0.2%
Internet Software & Services	904,110	0.9%
IT Services	856,565	0.8%
Leisure Products	69,731	0.1%
Life Sciences Tools & Services	296,163	0.3%
Machinery	1,340,494	1.3%
Marine	60,690	0.1%
Media	639,690	0.6%
Metals & Mining	557,777	0.5%
Mortgage Real Estate Investment Trusts	429,973	0.4%
Multiline Retail	77,554	0.1%
Multi-Utilities	186,929	0.2%
Oil, Gas & Consumable Fuels	1,002,479	1.0%
Paper & Forest Products	196,687	0.2%
Personal Products	59,827	0.1%
Pharmaceuticals	661,477	0.6%
Professional Services	521,565	0.5%
Real Estate Management & Development	152,283	0.1%
Road & Rail	261,119	0.3%
Semiconductors & Semiconductor Equipment	1,720,128	1.7%
Software	1,569,557	1.5%
Specialty Retail	867,754	0.8%
Technology Hardware, Storage & Peripherals	258,258	0.3%
Textiles, Apparel & Luxury Goods	260,158	0.3%
Thrifts & Mortgage Finance	954,741	0.9%
Tobacco	81,292	0.1%
Trading Companies & Distributors	444,036	0.4%
Water Utilities	77,514	0.1%
Wireless Telecommunication Services	56,135	0.1%
Other**	64,706,178	62.9%
Total	$102,906,294	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

88 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (71.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	6,440	$1,125,841
American Express Co. (Consumer Finance)	6,440	491,887
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,440	781,494
Caterpillar, Inc. (Machinery)	6,440	616,050
Chevron Corp. (Oil, Gas & Consumable Fuels)	6,440	717,094
Cisco Systems, Inc. (Communications Equipment)	6,440	197,837
E.I. du Pont de Nemours & Co. (Chemicals)	6,440	486,220
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,440	540,252
General Electric Co. (Industrial Conglomerates)	6,440	191,268
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,440	237,121
International Business Machines Corp. (IT Services)	6,440	1,123,909
Johnson & Johnson (Pharmaceuticals)	6,440	729,330
JPMorgan Chase & Co. (Banks)	6,440	545,017
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,440	789,351
Merck & Co., Inc. (Pharmaceuticals)	6,440	399,216
Microsoft Corp. (Software)	6,440	416,346
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	6,440	340,676
Pfizer, Inc. (Pharmaceuticals)	6,440	204,341
The Boeing Co. (Aerospace & Defense)	6,440	1,052,425
The Coca-Cola Co. (Beverages)	6,440	267,711
The Goldman Sachs Group, Inc. (Capital Markets)	6,440	1,476,821
The Home Depot, Inc. (Specialty Retail)	6,440	886,015
The Procter & Gamble Co. (Household Products)	6,440	564,143
The Travelers Cos., Inc. (Insurance)	6,440	758,503
The Walt Disney Co. (Media)	6,440	712,586
United Technologies Corp. (Aerospace & Defense)	6,440	706,275
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,440	1,043,924
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,440	315,624
Visa, Inc.—Class A (IT Services)	6,440	532,652
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,440	429,806
TOTAL COMMON STOCKS (Cost $11,169,869)		18,679,735

Repurchase Agreements(a)(b) (71.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $18,473,229	$18,473,000	$18,473,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,473,000)		18,473,000
TOTAL INVESTMENT SECURITIES (Cost $29,642,869)—142.7%		37,152,735
Net other assets (liabilities)—(42.7)%		(11,117,770)
NET ASSETS—100.0%		$26,034,965

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $6,680,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	39	3/20/17	$3,860,025	$(3,523)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	2/27/17	1.22%	$16,131,621	$(188,744)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	2/27/17	1.07%	3,250,927	(154,424)
				19,382,548	(343,168)
Dow Jones Industrial Average	UBS AG	2/27/17	0.87%	3,896,634	(190,728)
SPDR Dow Jones Industrial Average ETF	UBS AG	2/27/17	1.02%	6,132,419	(70,870)
				10,029,053	(261,598)
				$29,411,601	$(604,766)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 89

UltraDow 30 ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,758,699	6.6%
Banks	545,017	2.1%
Beverages	267,711	1.0%
Capital Markets	1,476,821	5.7%
Chemicals	486,220	1.9%
Communications Equipment	197,837	0.8%
Consumer Finance	491,887	1.9%
Diversified Telecommunication Services	315,624	1.2%
Food & Staples Retailing	429,806	1.7%
Health Care Providers & Services	1,043,924	4.0%
Hotels, Restaurants & Leisure	789,351	3.0%
Household Products	564,144	2.2%
Industrial Conglomerates	1,317,109	5.1%
Insurance	758,503	2.9%
IT Services	1,656,561	6.4%
Machinery	616,050	2.4%
Media	712,586	2.7%
Oil, Gas & Consumable Fuels	1,257,346	4.8%
Pharmaceuticals	1,332,887	5.1%
Semiconductors & Semiconductor Equipment	237,121	0.9%
Software	416,346	1.6%
Specialty Retail	886,015	3.4%
Technology Hardware, Storage & Peripherals	781,494	3.0%
Textiles, Apparel & Luxury Goods	340,676	1.3%
Other**	7,355,230	28.3%
Total	$26,034,965	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

90 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (62.0%)

	Shares	Value
Activision Blizzard, Inc. (Software)	22,348	$898,613
Adobe Systems, Inc.* (Software)	14,948	1,694,804
Akamai Technologies, Inc.* (Internet Software & Services)	5,180	355,296
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,808	889,669
Alphabet, Inc.*—Class A (Internet Software & Services)	8,880	7,283,287
Alphabet, Inc.*—Class C (Internet Software & Services)	10,360	8,254,744
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	14,356	11,821,880
American Airlines Group, Inc. (Airlines)	15,540	687,645
Amgen, Inc. (Biotechnology)	22,348	3,501,484
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	9,324	698,741
Apple, Inc. (Technology Hardware, Storage & Peripherals)	160,728	19,504,343
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,560	1,115,180
Autodesk, Inc.* (Software)	6,660	541,724
Automatic Data Processing, Inc. (IT Services)	13,616	1,375,080
Baidu, Inc.*ADR (Internet Software & Services)	8,288	1,450,980
Biogen, Inc.* (Biotechnology)	6,512	1,805,387
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,180	453,923
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	11,988	2,391,606
CA, Inc. (Software)	12,580	393,377
Celgene Corp.* (Biotechnology)	23,384	2,716,052
Cerner Corp.* (Health Care Technology)	10,212	548,487
Charter Communications, Inc.*—Class A (Media)	8,140	2,636,953
Check Point Software Technologies, Ltd.* (Software)	5,180	511,629
Cintas Corp. (Commercial Services & Supplies)	3,108	360,870
Cisco Systems, Inc. (Communications Equipment)	151,256	4,646,584
Citrix Systems, Inc.* (Software)	4,736	431,876
Cognizant Technology Solutions Corp.* (IT Services)	18,352	965,132
Comcast Corp.—Class A (Media)	71,780	5,413,647
Costco Wholesale Corp. (Food & Staples Retailing)	13,172	2,159,549
CSX Corp. (Road & Rail)	28,268	1,311,353
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	12,580	543,582
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	6,956	394,405
Discovery Communications, Inc.*—Class A (Media)	4,588	130,070
Discovery Communications, Inc.*—Class C (Media)	7,104	196,852
Dish Network Corp.*—Class A (Media)	6,808	402,829
Dollar Tree, Inc.* (Multiline Retail)	7,104	548,358
eBay, Inc.* (Internet Software & Services)	33,744	1,074,072
Electronic Arts, Inc.* (Software)	9,028	753,206
Expedia, Inc. (Internet & Direct Marketing Retail)	4,144	503,869
Express Scripts Holding Co.* (Health Care Providers & Services)	18,648	1,284,475
Facebook, Inc.*—Class A (Internet Software & Services)	70,596	9,200,071
Fastenal Co. (Trading Companies & Distributors)	8,732	433,806
Fiserv, Inc.* (IT Services)	6,512	699,584
Gilead Sciences, Inc. (Biotechnology)	39,664	2,873,657
Hasbro, Inc. (Leisure Products)	3,700	305,287
Henry Schein, Inc.* (Health Care Providers & Services)	2,368	378,548
Hologic, Inc.* (Health Care Equipment & Supplies)	8,436	341,911
Illumina, Inc.* (Life Sciences Tools & Services)	4,440	710,844
Incyte Corp.* (Biotechnology)	5,624	681,685
Intel Corp. (Semiconductors & Semiconductor Equipment)	142,820	5,258,633
Intuit, Inc. (Software)	7,696	912,592
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,184	820,145
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	27,676	785,998
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	4,736	403,081
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,884	560,976
Liberty Global PLC*—Class A (Media)	7,696	280,750
Liberty Global PLC*—Class C (Media)	19,240	675,901
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	13,468	258,316
Liberty LiLAC Group*—Class A (Media)	1,480	34,070
Liberty LiLAC Group*—Class C (Media)	3,700	82,584
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	2,516	109,823
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	11,840	1,001,664
Mattel, Inc. (Leisure Products)	10,360	271,536
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	8,584	381,816
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,512	438,583
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	31,376	756,475
Microsoft Corp. (Software)	234,284	15,146,460
Mondelez International, Inc.—Class A (Food Products)	46,472	2,057,780
Monster Beverage Corp.* (Beverages)	17,168	731,357
Mylan N.V.* (Pharmaceuticals)	16,132	613,823
Netease.com, Inc.ADR (Internet Software & Services)	2,368	601,235
Netflix, Inc.* (Internet & Direct Marketing Retail)	12,876	1,811,782
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	6,808	319,976
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	16,280	1,777,450
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	10,064	984,762
O’Reilly Automotive, Inc.* (Specialty Retail)	2,812	737,503
PACCAR, Inc. (Machinery)	10,508	707,293
Paychex, Inc. (IT Services)	10,952	660,296

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 91

Common Stocks, continued

	Shares	Value
PayPal Holdings, Inc.* (IT Services)	36,408	$1,448,310
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	44,548	2,380,200
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108	1,116,673
Ross Stores, Inc. (Specialty Retail)	11,988	792,527
SBA Communications Corp.* (Diversified Telecommunication Services)	3,700	389,462
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	8,880	400,932
Shire Pharmaceuticals Group PLCADR (Biotechnology)	2,516	422,210
Sirius XM Holdings, Inc. (Media)	145,336	685,986
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,624	515,946
Starbucks Corp. (Hotels, Restaurants & Leisure)	43,808	2,419,078
Symantec Corp. (Software)	18,796	517,830
Tesla Motors, Inc.* (Automobiles)	4,588	1,155,855
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,192	2,280,704
The Kraft Heinz Co. (Food Products)	36,704	3,277,300
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	1,480	2,331,192
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	24,864	1,548,281
Tractor Supply Co. (Specialty Retail)	3,996	294,385
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	3,996	211,388
Twenty-First Century Fox, Inc.—Class A (Media)	31,820	998,512
Twenty-First Century Fox, Inc.—Class B (Media)	24,124	748,085
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,924	523,867
Verisk Analytics, Inc.*—Class A (Professional Services)	5,032	415,844
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,548	648,147
Viacom, Inc.—Class B (Media)	10,508	442,807
Vodafone Group PLCADR (Wireless Telecommunication Services)	13,024	324,298
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	32,708	2,680,094
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	8,584	684,402
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,548	439,294
Yahoo!, Inc.* (Internet Software & Services)	28,712	1,265,338
TOTAL COMMON STOCKS (Cost $65,693,384)		178,818,613

Repurchase Agreements(a)(b) (34.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $98,907,225	$98,906,000	$98,906,000
TOTAL REPURCHASE AGREEMENTS (Cost $98,906,000)		98,906,000
TOTAL INVESTMENT SECURITIES (Cost $164,599,384)—96.3%		277,724,613
Net other assets (liabilities)—3.7%		10,612,001
NET ASSETS—100.0%		$288,336,614

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $46,907,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	293	3/20/17	$29,966,575	$1,599,525

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/17	1.27%	$126,406,608	$(1,277,132)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	2/27/17	1.02%	68,940,447	(688,684)
				195,347,055	(1,965,816)

NASDAQ-100 Index	UBS AG	2/27/17	1.22%	115,561,909	(922,142)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	2/27/17	1.22%	57,006,975	(471,845)
				172,568,884	(1,393,987)
				$367,915,939	$(3,359,803)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

92 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

UltraNASDAQ-100 ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Airlines	$687,645	0.2%
Automobiles	1,155,855	0.4%
Beverages	731,357	0.3%
Biotechnology	15,108,888	5.2%
Commercial Services & Supplies	360,870	0.1%
Communications Equipment	4,646,584	1.6%
Diversified Telecommunication Services	389,462	0.1%
Food & Staples Retailing	4,839,643	1.7%
Food Products	5,335,080	1.9%
Health Care Equipment & Supplies	1,556,461	0.5%
Health Care Providers & Services	1,663,023	0.6%
Health Care Technology	548,487	0.2%
Hotels, Restaurants & Leisure	3,740,718	1.3%
Internet & Direct Marketing Retail	18,377,830	6.4%
Internet Software & Services	29,485,022	10.3%
IT Services	5,148,402	1.8%
Leisure Products	576,823	0.2%
Life Sciences Tools & Services	710,844	0.2%
Machinery	707,293	0.2%
Media	12,729,046	4.4%
Multiline Retail	548,358	0.2%
Pharmaceuticals	613,823	0.2%
Professional Services	415,844	0.1%
Road & Rail	1,311,353	0.5%
Semiconductors & Semiconductor Equipment	20,383,447	7.1%
Software	21,802,111	7.6%
Specialty Retail	2,348,282	0.8%
Technology Hardware, Storage & Peripherals	20,589,677	7.1%
Trading Companies & Distributors	433,806	0.2%
Wireless Telecommunication Services	1,872,579	0.6%
Other**	109,518,001	38.0%
Total	$288,336,614	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 93

Repurchase Agreements(a)(b) (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $9,798,121	$9,798,000	$9,798,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,798,000)		9,798,000
TOTAL INVESTMENT SECURITIES (Cost $9,798,000)—98.6%		9,798,000
Net other assets (liabilities)—1.4%		141,517
NET ASSETS—100.0%		$9,939,517

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $598,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	2/27/17	1.02%	$303,795	$(1,597)
MSCI EAFE Index	UBS AG	2/27/17	1.52%	19,553,358	(102,251)
				$19,857,153	$(103,848)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

94 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (82.2%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	27,072	$154,852
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	25,344	2,567,601
Ambev S.A.ADR (Beverages)	101,952	549,521
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	27,936	352,273
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	9,504	120,796
Baidu, Inc.*ADR (Internet Software & Services)	6,336	1,109,244
Banco Bradesco S.A.ADR (Banks)	64,512	666,410
Bancolombia S.A.ADR (Banks)	2,592	98,133
BRF S.A.ADR (Food Products)	14,112	199,403
Cemex S.A.B. de C.V.*ADR (Construction Materials)	32,544	301,357
China Life Insurance Co., Ltd.ADR (Insurance)	34,560	475,200
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	25,632	1,461,024
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	6,048	484,081
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	3,168	152,222
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	13,824	165,474
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	8,928	281,768
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	3,744	471,108
CPFL Energia S.A.ADR (Electric Utilities)	7,488	120,257
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	8,640	373,334
Enersis S.A.ADR (Electric Utilities)	13,248	119,629
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,168	238,329
Grupo Televisa S.A.ADR (Media)	11,232	251,597
HDFC Bank, Ltd.ADR (Banks)	9,504	655,110
ICICI Bank, Ltd.ADR (Banks)	32,832	254,448
Infosys Technologies, Ltd.ADR (IT Services)	46,368	638,488
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	22,176	629,798
KB Financial Group, Inc.*ADR (Banks)	9,792	397,555
Korea Electric Power Corp.*ADR (Electric Utilities)	11,808	216,559
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	10,368	139,761
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	11,520	120,614
Netease.com, Inc.ADR (Internet Software & Services)	1,728	438,739
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	4,896	389,183
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	34,560	354,586
POSCOADR (Metals & Mining)	7,488	433,405
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	11,520	338,918
Sasol, Ltd.ADR (Chemicals)	11,808	352,587
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	15,840	108,979
Shinhan Financial Group Co., Ltd.*ADR (Banks)	10,944	432,726
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	8,352	179,568
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	86,400	2,670,624
Tata Motors, Ltd.ADR (Automobiles)	4,608	179,528
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	9,504	140,469
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	9,792	205,044
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	55,008	99,564
Vale S.A.ADR (Metals & Mining)	29,952	304,911
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	8,352	94,545
Wipro, Ltd.ADR (IT Services)	13,536	124,937
TOTAL COMMON STOCKS (Cost $16,795,703)		20,614,259

Preferred Stocks (7.1%)
Itau Unibanco Holding S.A.ADR (Banks)	74,880	884,333
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	47,232	449,176
Vale S.A.ADR (Metals & Mining)	45,504	440,934
TOTAL PREFERRED STOCKS (Cost $1,144,675)		1,774,443

Repurchase Agreements(a)(b) (12.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $3,139,039	$3,139,000	$3,139,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,139,000)		3,139,000
TOTAL INVESTMENT SECURITIES (Cost $21,079,378)—101.8%		25,527,702
Net other assets (liabilities)—(1.8)%		(451,938)
NET ASSETS—100.0%		$25,075,764

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $847,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 95

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	2/27/17	1.17%	$8,057,773	$(69,496)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	2/27/17	0.97%	19,688,787	(176,714)
				$27,746,560	$(246,210)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Automobiles	$179,528	0.7%
Banks	3,388,715	13.6%
Beverages	787,850	3.1%
Chemicals	352,587	1.4%
Construction Materials	301,357	1.2%
Diversified Telecommunication Services	1,078,851	4.3%
Electric Utilities	456,445	1.8%
Electronic Equipment, Instruments & Components	139,761	0.6%
Food Products	199,403	0.8%
Insurance	475,200	1.9%
Internet & Direct Marketing Retail	1,097,677	4.4%
Internet Software & Services	4,115,582	16.4%
IT Services	763,425	3.0%
Media	251,597	1.0%
Metals & Mining	1,300,046	5.2%
Oil, Gas & Consumable Fuels	2,353,179	9.4%
Semiconductors & Semiconductor Equipment	3,034,020	12.1%
Wireless Telecommunication Services	2,113,479	8.4%
Other**	2,687,062	10.7%
Total	$25,075,764	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2017:

	Value	% of Net Assets
Brazil	$4,315,044	17.2%
Chile	119,629	0.5%
China	7,459,508	29.6%
Colombia	98,133	0.4%
Hong Kong	1,461,024	5.8%
India	1,852,511	7.4%
Indonesia	338,918	1.4%
Mexico	1,143,556	4.6%
Russia	120,614	0.5%
South Africa	473,383	1.9%
South Korea	1,799,574	7.2%
Taiwan	3,206,808	12.8%
Other**	2,687,062	10.7%
Total	$25,075,764	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

96 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (52.0%)

	Shares	Value
Ambev S.A.ADR (Beverages)	445,248	$2,399,887
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	89,856	1,133,084
Banco Bradesco S.A.ADR (Banks)	281,376	2,906,613
Banco de ChileADR (Banks)	4,608	328,596
Banco Santander ChileADR (Banks)	17,568	379,293
Bancolombia S.A.ADR (Banks)	12,672	479,762
BRF S.A.ADR (Food Products)	64,224	907,485
Cemex S.A.B. de C.V.*ADR (Construction Materials)	131,040	1,213,430
Cencosud S.A.ADR (Food & Staples Retailing)	43,776	376,911
Centrais Eletricas Brasileiras S.A. (Electrobras)*ADR (Electric Utilities)	38,016	249,765
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	10,656	344,402
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	5,760	357,235
Companhia de Minas Buenaventura S.A.A.ADR (Metals & Mining)	22,176	305,807
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	39,744	395,850
Companhia Siderurgica Nacional S.A. (CSN)*ADR (Metals & Mining)	80,352	292,481
CPFL Energia S.A.ADR (Electric Utilities)	35,712	573,535
Embraer S.A.ADR (Aerospace & Defense)	19,008	434,523
Enersis S.A.ADR (Electric Utilities)	62,784	566,940
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	13,824	1,039,980
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	4,320	334,023
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	2,304	333,780
Grupo Financiero Galicia S.A.ADR (Banks)	9,792	304,237
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	39,744	284,170
Grupo Televisa S.A.ADR (Media)	51,552	1,154,765
Latam Airlines Group S.A.ADR (Airlines)	43,200	396,144
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	103,392	1,060,802
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	45,216	668,292
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	44,928	940,792
Vale S.A.ADR (Metals & Mining)	121,824	1,240,169
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	19,584	424,386
TOTAL COMMON STOCKS (Cost $17,185,141)		21,827,139

Preferred Stocks (20.3%)
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	19,584	359,171
Gerdau S.A.ADR (Metals & Mining)	100,512	384,961
Itau Unibanco Holding S.A.ADR (Banks)	327,168	3,863,854
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	207,072	1,969,255
Vale S.A.ADR (Metals & Mining)	199,296	1,931,178
TOTAL PREFERRED STOCKS (Cost $5,268,210)		8,508,419

Repurchase Agreements(a)(b) (32.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $13,575,168	$13,575,000	$13,575,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,575,000)		13,575,000
TOTAL INVESTMENT SECURITIES (Cost $36,028,351)—104.7%		43,910,558
Net other assets (liabilities)—(4.7)%		(1,991,030)
NET ASSETS—100.0%		$41,919,528

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $2,200,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	2/27/17	1.17%	$11,529,092	$(224,901)
BNY Mellon Latin America 35 ADR Index	UBS AG	2/27/17	1.17%	41,897,473	(890,873)
				$53,426,565	$(1,115,774)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 97

UltraLatin America ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$434,523	1.0%
Airlines	396,144	0.9%
Banks	8,546,528	20.3%
Beverages	3,797,101	9.1%
Chemicals	344,402	0.8%
Construction Materials	1,213,430	2.9%
Diversified Telecommunication Services	668,292	1.6%
Electric Utilities	1,390,239	3.3%
Food & Staples Retailing	736,082	1.8%
Food Products	907,485	2.2%
Media	1,154,765	2.8%
Metals & Mining	4,154,596	9.9%
Oil, Gas & Consumable Fuels	4,395,234	10.5%
Transportation Infrastructure	667,803	1.6%
Water Utilities	395,850	0.9%
Wireless Telecommunication Services	1,133,084	2.7%
Other**	11,583,970	27.7%
Total	$41,919,528	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2017:

	Value	% of Net Assets
Argentina	$728,623	1.7%
Brazil	20,578,613	49.1%
Chile	2,392,286	5.7%
Colombia	479,762	1.1%
Mexico	5,850,467	14.0%
Peru	305,807	0.7%
Other**	11,583,970	27.7%
Total	$41,919,528	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

98 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (90.6%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet Software & Services)	8,710	$62,451
500.com, Ltd.*ADR—Class A (Hotels, Restaurants & Leisure)	4,485	60,144
58.com, Inc.*ADR (Internet Software & Services)	5,005	146,046
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	8,125	823,144
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	11,635	149,975
Autohome, Inc.*ADR (Internet Software & Services)	4,355	136,703
Baidu, Inc.*ADR (Internet Software & Services)	3,185	557,598
Baozun, Inc.*ADR (Internet Software & Services)	5,330	69,876
Beigene, Ltd.*ADR (Biotechnology)	3,835	133,611
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	4,615	89,993
Changyou.com, Ltd.*ADR (Software)	2,340	56,441
Cheetah Mobile, Inc.*ADR (Software)	5,590	55,229
China Life Insurance Co., Ltd.ADR (Insurance)	27,235	374,481
China Lodging Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,405	129,942
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	11,180	637,260
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	5,070	405,803
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	4,875	234,244
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	20,085	240,417
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,925	368,053
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	7,930	342,655
Fang Holdings, Ltd.*ADR (Internet Software & Services)	29,055	110,700
Huaneng Power International, Inc.ADR (Independent Power & Renewable Electricity Producers)	6,175	161,600
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	15,795	448,579
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	3,835	54,917
Jumei International Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	11,700	50,544
Momo, Inc.*ADR (Internet Software & Services)	4,095	93,079
Netease.com, Inc.ADR (Internet Software & Services)	1,560	396,084
NQ Mobile, Inc.*ADR (Software)	17,095	65,132
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	4,680	372,013
Qunar Cayman Islands, Ltd.*ADR (Internet & Direct Marketing Retail)	4,030	122,633
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	32,305	222,258
TAL Education Group*ADR (Diversified Consumer Services)	2,405	194,781
Tarena International, Inc.ADR (Diversified Consumer Services)	4,485	66,333
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	9,620	96,104
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	9,035	81,857
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	16,445	186,157
Weibo Corp.*ADR (Internet Software & Services)	2,990	144,178
YY, Inc.*ADR (Internet Software & Services)	2,730	112,148
TOTAL COMMON STOCKS (Cost $5,657,176)		8,053,163

Repurchase Agreements(a)(b) (21.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $1,893,023	$1,893,000	$1,893,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,893,000)		1,893,000
TOTAL INVESTMENT SECURITIES (Cost $7,550,176)—111.9%		9,946,163
Net other assets (liabilities)—(11.9)%		(1,055,268)
NET ASSETS—100.0%		$8,890,895

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $390,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	2/27/17	1.17%	$4,828,641	$(2,680)
BNY Mellon China Select ADR Index	UBS AG	2/27/17	0.97%	4,904,576	16,133
				$9,733,217	$13,453

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 99

UltraChina ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Biotechnology	$133,611	1.5%
Diversified Consumer Services	261,114	2.9%
Diversified Telecommunication Services	474,661	5.3%
Hotels, Restaurants & Leisure	271,943	3.1%
Independent Power & Renewable Electricity Producers	161,600	1.8%
Insurance	374,481	4.2%
Internet & Direct Marketing Retail	1,150,568	13.0%
Internet Software & Services	2,742,000	30.8%
Metals & Mining	149,975	1.7%
Oil, Gas & Consumable Fuels	1,145,869	12.9%
Semiconductors & Semiconductor Equipment	373,279	4.2%
Software	176,802	2.0%
Wireless Telecommunication Services	637,260	7.2%
Other**	837,732	9.4%
Total	$8,890,895	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2017:

	Value	% of Net Assets
China	$8,053,163	90.6%
Other**	837,732	9.4%
Total	$8,890,895	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

100 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a) (87.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $27,068,335	$27,068,000	$27,068,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,068,000)		27,068,000
TOTAL INVESTMENT SECURITIES (Cost $27,068,000)—87.7%		27,068,000
Net other assets (liabilities)—12.3%		3,780,208
NET ASSETS—100.0%		$30,848,208

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	648	3/10/17	$61,641,000	$1,670,785

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Bear ProFund :: 101

Repurchase Agreements(a)(b) (62.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $12,323,153	$12,323,000	$12,323,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,323,000)		12,323,000
TOTAL INVESTMENT SECURITIES (Cost $12,323,000)—62.7%		12,323,000
Net other assets (liabilities)—37.3%		7,320,259
NET ASSETS—100.0%		$19,643,259

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $1,887,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	26	3/20/17	$2,957,500	$(38,476)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/17	(1.07)%	$(3,217,360)	$22,550
S&P 500	UBS AG	2/27/17	(0.72)%	(13,287,130)	44,946
				$(16,504,490)	$67,496

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

102 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a)(b) (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $3,349,041	$3,349,000	$3,349,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,349,000)		3,349,000
TOTAL INVESTMENT SECURITIES (Cost $3,349,000)—100.2%		3,349,000
Net other assets (liabilities)—(0.2)%		(8,271)
NET ASSETS—100.0%		$3,340,729

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $539,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	22	3/20/17	$1,495,450	$678

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/27/17	(0.37)%	$(355,018)	$2,318
Russell 2000 Index	UBS AG	2/27/17	0.13%	(1,443,566)	9,459
				$(1,798,584)	$11,777

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Short NASDAQ-100 ProFund :: 103

Repurchase Agreements(a)(b) (96.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $4,399,054	$4,399,000	$4,399,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,399,000)		4,399,000
TOTAL INVESTMENT SECURITIES (Cost $4,399,000)—96.6%		4,399,000
Net other assets (liabilities)—3.4%		156,181
NET ASSETS—100.0%		$4,555,181

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $771,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	8	3/20/17	$818,200	$(43,719)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/17	(1.02)%	$(429,069)	$4,323
NASDAQ-100 Index	UBS AG	2/27/17	(0.82)%	(3,293,587)	32,066
				$(3,722,656)	$36,389

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

104 :: UltraBear ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $12,859,159	$12,859,000	$12,859,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,859,000)		12,859,000
TOTAL INVESTMENT SECURITIES (Cost $12,859,000)—100.0%		12,859,000
Net other assets (liabilities)—NM		3,031
NET ASSETS—100.0%		$12,862,031

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $3,895,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	3/20/17	$2,047,500	$(39,186)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/17	(1.07)%	$(12,304,093)	$86,236
S&P 500	UBS AG	2/27/17	(0.72)%	(11,343,227)	78,800
				$(23,647,320)	$165,036

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 105

Repurchase Agreements(a)(b) (96.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $3,059,038	$3,059,000	$3,059,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,059,000)		3,059,000
TOTAL INVESTMENT SECURITIES (Cost $3,059,000)—96.4%		3,059,000
Net other assets (liabilities)—3.6%		112,917
NET ASSETS—100.0%		$3,171,917

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $853,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	3/20/17	$168,590	$(1,031)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/27/17	(0.77)%	$(3,367,875)	$19,053
S&P MidCap 400	UBS AG	2/27/17	(0.82)%	(2,798,240)	10,443
				$(6,166,115)	$29,496

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

106 :: UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $12,332,153	$12,332,000	$12,332,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,332,000)		12,332,000
TOTAL INVESTMENT SECURITIES (Cost $12,332,000)—100.4%		12,332,000
Net other assets (liabilities)—(0.4)%		(45,556)
NET ASSETS—100.0%		$12,286,444

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $1,916,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/27/17	(0.37)%	$(13,078,179)	$85,398
Russell 2000 Index	UBS AG	2/27/17	0.13%	(11,498,192)	40,081
				$(24,576,371)	$125,479

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Dow 30 ProFund :: 107

Repurchase Agreements(a)(b) (68.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $4,317,053	$4,317,000	$4,317,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,317,000)		4,317,000
TOTAL INVESTMENT SECURITIES (Cost $4,317,000)—68.7%		4,317,000
Net other assets (liabilities)—31.3%		1,963,960
NET ASSETS—100.0%		$6,280,960

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $985,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	12	3/20/17	$1,187,700	$(20,362)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	2/27/17	(0.92)%	$(5,098,360)	$59,480
Dow Jones Industrial Average	UBS AG	2/27/17	(0.52)%	(6,300,913)	25,138
				$(11,399,273)	$84,618

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

108 :: UltraShort NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $10,185,126	$10,185,000	$10,185,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,185,000)		10,185,000
TOTAL INVESTMENT SECURITIES (Cost $10,185,000)—100.3%		10,185,000
Net other assets (liabilities)—(0.3)%		(31,213)
NET ASSETS—100.0%		$10,153,787

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $4,595,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	1	3/20/17	$102,275	$(5,464)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/17	(1.02)%	$(1,296,161)	$13,059
NASDAQ-100 Index	UBS AG	2/27/17	(0.82)%	(18,861,873)	175,710
				$(20,158,034)	$188,769

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraShort International ProFund :: 109

Repurchase Agreements(a)(b) (106.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $3,974,049	$3,974,000	$3,974,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,974,000)		3,974,000
TOTAL INVESTMENT SECURITIES (Cost $3,974,000)—106.6%		3,974,000
Net other assets (liabilities)—(6.6)%		(245,511)
NET ASSETS—100.0%		$3,728,489

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $331,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	2/27/17	(0.32)%	$(5,910,532)	$30,608
MSCI EAFE Index	UBS AG	2/27/17	(0.42)%	(1,511,940)	7,310
				$(7,422,472)	$37,918

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

110 :: UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a)(b) (97.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $3,850,048	$3,850,000	$3,850,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,850,000)		3,850,000
TOTAL INVESTMENT SECURITIES (Cost $3,850,000)—97.5%		3,850,000
Net other assets (liabilities)—2.5%		100,384
NET ASSETS—100.0%		$3,950,384

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $365,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	2/27/17	(0.22)%	$(5,927,840)	$50,495
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	2/27/17	(0.07)%	(1,943,834)	15,256
				$(7,871,674)	$65,751

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Latin America ProFund :: 111

Repurchase Agreements(a)(b) (97.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $3,428,042	$3,428,000	$3,428,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,428,000)		3,428,000
TOTAL INVESTMENT SECURITIES (Cost $3,428,000)—97.2%		3,428,000
Net other assets (liabilities)—2.8%		97,179
NET ASSETS—100.0%		$3,525,179

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $190,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	2/27/17	(0.12)%	$(3,553,365)	$68,894
BNY Mellon Latin America 35 ADR Index	UBS AG	2/27/17	(0.17)%	(3,484,504)	77,556
				$(7,037,869)	$146,450

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

112 :: UltraShort China ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a)(b) (92.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $1,850,023	$1,850,000	$1,850,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,850,000)		1,850,000
TOTAL INVESTMENT SECURITIES (Cost $1,850,000)—92.2%		1,850,000
Net other assets (liabilities)—7.8%		157,210
NET ASSETS—100.0%		$2,007,210

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $234,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	2/27/17	0.28%	$(2,249,823)	$886
BNY Mellon China Select ADR Index	UBS AG	2/27/17	0.53%	(1,754,511)	189
				$(4,004,334)	$1,075

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 113

Repurchase Agreements(a) (85.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $1,564,019	$1,564,000	$1,564,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,564,000)		1,564,000
TOTAL INVESTMENT SECURITIES (Cost $1,564,000)—85.8%		1,564,000
Net other assets (liabilities)—14.2%		259,376
NET ASSETS—100.0%		$1,823,376

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	38	3/10/17	$3,614,750	$44,148

See accompanying notes to the financial statements.

114 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (64.1%)

	Shares	Value
Associated Banc-Corp. (Banks)	3,450	$87,285
BancorpSouth, Inc. (Banks)	1,986	58,984
Bank of America Corp. (Banks)	235,449	5,330,565
Bank of Hawaii Corp. (Banks)	995	85,480
Bank of the Ozarks, Inc. (Banks)	2,117	116,160
BankUnited, Inc. (Banks)	2,426	92,673
BB&T Corp. (Banks)	18,906	873,268
BOK Financial Corp. (Banks)	491	40,380
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,944	45,485
Cathay General Bancorp, Inc. (Banks)	1,728	62,968
Citigroup, Inc. (Banks)	66,399	3,707,056
Citizens Financial Group, Inc. (Banks)	11,927	431,400
Comerica, Inc. (Banks)	4,014	271,065
Commerce Bancshares, Inc. (Banks)	2,032	114,869
Cullen/Frost Bankers, Inc. (Banks)	1,306	116,756
East West Bancorp, Inc. (Banks)	3,359	172,787
F.N.B. Corp. (Banks)	4,862	72,638
Fifth Third Bancorp (Banks)	17,606	459,517
First Financial Bankshares, Inc. (Banks)	1,539	65,638
First Horizon National Corp. (Banks)	5,434	108,688
First Republic Bank (Banks)	3,581	337,796
Fulton Financial Corp. (Banks)	4,037	73,473
Glacier Bancorp, Inc. (Banks)	1,783	63,350
Hancock Holding Co. (Banks)	1,936	88,766
Huntington Bancshares, Inc. (Banks)	25,276	341,984
IBERIABANK Corp. (Banks)	1,032	84,779
International Bancshares Corp. (Banks)	1,353	50,196
Investors Bancorp, Inc. (Banks)	7,207	103,420
JPMorgan Chase & Co. (Banks)	83,374	7,055,943
KeyCorp (Banks)	25,181	452,503
M&T Bank Corp. (Banks)	3,613	587,365
MB Financial, Inc. (Banks)	1,655	73,697
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	11,348	172,376
PacWest Bancorp (Banks)	2,803	155,286
People’s United Financial, Inc. (Banks)	7,255	136,031
PNC Financial Services Group, Inc. (Banks)	11,336	1,365,535
Popular, Inc. (Banks)	2,418	107,432
PrivateBancorp, Inc. (Banks)	1,857	101,504
Prosperity Bancshares, Inc. (Banks)	1,619	117,588
Regions Financial Corp. (Banks)	28,682	413,308
Signature Bank* (Banks)	1,251	197,058
SunTrust Banks, Inc. (Banks)	11,436	649,794
SVB Financial Group* (Banks)	1,214	209,087
Synovus Financial Corp. (Banks)	2,850	118,788
TCF Financial Corp. (Banks)	3,984	69,122
Texas Capital Bancshares, Inc.* (Banks)	1,142	94,215
Trustmark Corp. (Banks)	1,576	52,985
U.S. Bancorp (Banks)	37,226	1,959,949
UMB Financial Corp. (Banks)	1,016	78,374
Umpqua Holdings Corp. (Banks)	5,131	93,949
United Bankshares, Inc. (Banks)	1,882	84,314
Valley National Bancorp (Banks)	5,931	71,824
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,076	68,197
Webster Financial Corp. (Banks)	2,137	112,235
Wells Fargo & Co. (Banks)	105,318	5,932,563
Western Alliance Bancorp* (Banks)	2,203	108,784
Wintrust Financial Corp. (Banks)	1,206	86,350
Zions Bancorp (Banks)	4,747	200,276
TOTAL COMMON STOCKS (Cost $26,914,074)		34,383,858

Repurchase Agreements(a)(b) (34.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $18,586,230	$18,586,000	$18,586,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,586,000)		18,586,000
TOTAL INVESTMENT SECURITIES (Cost $45,500,074)—98.8%		52,969,858
Net other assets (liabilities)—1.2%		664,007
NET ASSETS—100.0%		$53,633,865

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $9,458,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	2/23/17	1.22%	$24,775,000	$389,831
Dow Jones U.S. Banks Index	UBS AG	2/23/17	1.07%	21,600,459	246,966
				$46,375,459	$636,797

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 115

Banks UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Banks	$34,097,800	63.6%
Thrifts & Mortgage Finance	286,058	0.5%
Other**	19,250,007	35.9%
Total	$53,633,865	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

116 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (75.1%)

	Shares	Value
AdvanSix, Inc.* (Chemicals)	535	$13,744
Air Products & Chemicals, Inc. (Chemicals)	4,240	592,582
Albemarle Corp. (Chemicals)	2,214	205,105
Alcoa Corp. (Metals & Mining)	2,764	100,748
Allegheny Technologies, Inc. (Metals & Mining)	2,074	45,068
Ashland Global Holdings, Inc. (Chemicals)	1,230	146,407
Axalta Coating Systems, Ltd.* (Chemicals)	4,202	121,858
Cabot Corp. (Chemicals)	1,236	68,437
Carpenter Technology Corp. (Metals & Mining)	950	38,019
Celanese Corp. (Chemicals)	2,759	232,860
CF Industries Holdings, Inc. (Chemicals)	4,528	159,793
Chemtura Corp.* (Chemicals)	1,262	41,772
Commercial Metals Co. (Metals & Mining)	2,224	45,436
Compass Minerals International, Inc. (Metals & Mining)	666	55,678
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	3,412	57,799
Domtar Corp. (Paper & Forest Products)	1,246	54,438
E.I. du Pont de Nemours & Co. (Chemicals)	16,731	1,263,192
Eastman Chemical Co. (Chemicals)	2,788	216,070
Ecolab, Inc. (Chemicals)	5,015	602,452
FMC Corp. (Chemicals)	2,612	157,138
Freeport-McMoRan, Inc.* (Metals & Mining)	24,074	400,832
GCP Applied Technologies, Inc.* (Chemicals)	1,357	36,571
H.B. Fuller Co. (Chemicals)	984	48,580
Huntsman Corp. (Chemicals)	3,796	77,400
Ingevity Corp.* (Chemicals)	772	42,915
International Flavors & Fragrances, Inc. (Chemicals)	1,577	184,840
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,690	40,526
LyondellBasell Industries N.V.—Class A (Chemicals)	6,401	597,021
Minerals Technologies, Inc. (Chemicals)	711	56,987
Monsanto Co. (Chemicals)	8,385	908,179
NewMarket Corp. (Chemicals)	142	61,226
Newmont Mining Corp. (Metals & Mining)	10,266	372,450
Nucor Corp. (Metals & Mining)	6,116	355,278
Olin Corp. (Chemicals)	3,185	83,479
Platform Specialty Products Corp.* (Chemicals)	4,125	50,078
PolyOne Corp. (Chemicals)	1,638	55,872
PPG Industries, Inc. (Chemicals)	5,078	507,851
Praxair, Inc. (Chemicals)	5,478	648,814
Reliance Steel & Aluminum Co. (Metals & Mining)	1,418	112,944
Royal Gold, Inc. (Metals & Mining)	1,243	89,707
RPM International, Inc. (Chemicals)	2,594	135,562
Sensient Technologies Corp. (Chemicals)	868	66,619
Steel Dynamics, Inc. (Metals & Mining)	4,728	159,854
Stillwater Mining Co.* (Metals & Mining)	2,331	39,627
The Chemours Co. (Chemicals)	3,505	92,602
The Dow Chemical Co. (Chemicals)	21,592	1,287,532
The Mosaic Co. (Chemicals)	6,702	210,242
The Scotts Miracle-Gro Co.—Class A (Chemicals)	865	79,554
United States Steel Corp. (Metals & Mining)	3,358	109,840
W.R. Grace & Co. (Chemicals)	1,320	91,529
Westlake Chemical Corp. (Chemicals)	696	43,089
Worthington Industries, Inc. (Metals & Mining)	839	40,096
TOTAL COMMON STOCKS (Cost $7,771,551)		11,306,292

Repurchase Agreements(a)(b) (25.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $3,864,048	$3,864,000	$3,864,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,864,000)		3,864,000
TOTAL INVESTMENT SECURITIES (Cost $11,635,551)—100.8%		15,170,292
Net other assets (liabilities)—(0.8)%		(115,290)
NET ASSETS—100.0%		$15,055,002

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $2,046,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	2/23/17	1.22%	$5,786,101	$29,740
Dow Jones U.S. Basic Materials Index	UBS AG	2/23/17	1.07%	5,484,603	44,874
				$11,270,704	$74,614

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 117

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Chemicals	$9,187,952	61.0%
Metals & Mining	1,965,577	13.1%
Oil, Gas & Consumable Fuels	57,799	0.4%
Paper & Forest Products	94,964	0.6%
Other**	3,748,710	24.9%
Total	$15,055,002	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

118 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (71.7%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	504,288	$30,817,040
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	29,272	1,012,518
Agios Pharmaceuticals, Inc.* (Biotechnology)	10,129	435,851
Alexion Pharmaceuticals, Inc.* (Biotechnology)	69,574	9,091,930
Alkermes PLC* (Biotechnology)	47,176	2,552,693
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	22,149	885,739
Amgen, Inc. (Biotechnology)	230,854	36,170,205
AquaBounty Technologies, Inc.* (Biotechnology)	310	4,278
Biogen, Inc.* (Biotechnology)	67,580	18,735,879
BioMarin Pharmaceutical, Inc.* (Biotechnology)	53,404	4,679,793
Bio-Techne Corp. (Life Sciences Tools & Services)	11,614	1,181,725
Bluebird Bio, Inc.* (Biotechnology)	12,651	942,500
Celgene Corp.* (Biotechnology)	240,579	27,943,251
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	14,670	1,185,336
Gilead Sciences, Inc. (Biotechnology)	408,871	29,622,704
Illumina, Inc.* (Life Sciences Tools & Services)	45,627	7,304,882
Incyte Corp.* (Biotechnology)	54,418	6,596,006
Intercept Pharmaceuticals, Inc.* (Biotechnology)	5,500	603,625
Intrexon Corp.* (Biotechnology)	18,709	395,882
Ionis Pharmaceuticals, Inc.* (Biotechnology)	37,633	1,674,669
Juno Therapeutics, Inc.* (Biotechnology)	23,674	505,203
Kite Pharma, Inc.* (Biotechnology)	13,752	700,939
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	5,874	622,703
Myriad Genetics, Inc.* (Biotechnology)	21,277	344,262
Neurocrine Biosciences, Inc.* (Biotechnology)	26,951	1,156,467
Novavax, Inc.* (Biotechnology)	84,126	110,205
OPKO Health, Inc.* (Biotechnology)	112,471	977,373
Portola Pharmaceuticals, Inc.* (Biotechnology)	17,564	478,619
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	42,046	3,300,191
Radius Health, Inc.* (Biotechnology)	11,531	501,829
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	23,451	8,425,710
Seattle Genetics, Inc.* (Biotechnology)	29,906	1,801,537
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	11,714	878,667
United Therapeutics Corp.* (Biotechnology)	13,176	2,155,989
Vertex Pharmaceuticals, Inc.* (Biotechnology)	77,014	6,613,192
TOTAL COMMON STOCKS (Cost $119,206,007)		210,409,392

Contingent Right(NM)

Dyax Corp.*+^(a) (Biotechnology)	73,711	81,819
TOTAL CONTINGENT RIGHT (Cost $—)		81,819

Repurchase Agreements(b)(c) (20.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $60,198,745	$60,198,000	$60,198,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,198,000)		60,198,000
TOTAL INVESTMENT SECURITIES (Cost $179,404,007)—92.2%		270,689,211
Net other assets (liabilities)—7.8%		22,918,404
NET ASSETS—100.0%		$293,607,615

*                 Non-income producing security.

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2017, this security represented 0.028% of the net assets of the Fund.

^                  The Advisor has deemed this security to be illiquid. As of January 31, 2017, this security represented 0.028% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $36,980,000.

(c)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	2/23/17	1.22%	$111,927,014	$2,086,758
Dow Jones U.S. Biotechnology Index	UBS AG	2/23/17	1.22%	118,001,739	2,368,319
				$229,928,753	$4,455,077

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 119

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Biotechnology	$197,519,077	67.3%
Life Sciences Tools & Services	12,972,134	4.4%
Other**	83,116,404	28.3%
Total	$293,607,615	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

120 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (73.0%)

	Shares	Value
Activision Blizzard, Inc. (Software)	2,285	$91,880
Adient PLC* (Auto Components)	313	19,872
Altria Group, Inc. (Tobacco)	6,518	463,951
Archer-Daniels-Midland Co. (Food Products)	1,923	85,112
Autoliv, Inc. (Auto Components)	295	34,120
Avon Products, Inc.* (Personal Products)	1,462	8,582
B&G Foods, Inc.—Class A (Food Products)	222	9,846
BorgWarner, Inc. (Auto Components)	669	27,315
Brown-Forman Corp.—Class A (Beverages)	192	8,982
Brown-Forman Corp.—Class B (Beverages)	610	27,816
Brunswick Corp. (Leisure Products)	300	17,958
Bunge, Ltd. (Food Products)	466	32,252
CalAtlantic Group, Inc. (Household Durables)	244	8,508
Campbell Soup Co. (Food Products)	648	40,325
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	165	13,819
Church & Dwight Co., Inc. (Household Products)	864	39,070
Coach, Inc. (Textiles, Apparel & Luxury Goods)	937	34,997
Colgate-Palmolive Co. (Household Products)	2,970	191,803
ConAgra Foods, Inc. (Food Products)	1,390	54,335
Constellation Brands, Inc.—Class A (Beverages)	594	88,957
Cooper Tire & Rubber Co. (Auto Components)	179	6,489
D.R. Horton, Inc. (Household Durables)	1,134	33,918
Dana Holding Corp. (Auto Components)	481	9,687
Darling Ingredients, Inc.* (Food Products)	550	6,600
Dean Foods Co. (Food Products)	302	5,998
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	107	6,163
Delphi Automotive PLC (Auto Components)	905	63,404
Dr. Pepper Snapple Group, Inc. (Beverages)	614	55,997
Edgewell Personal Care Co.* (Personal Products)	194	15,295
Electronic Arts, Inc.* (Software)	1,008	84,097
Energizer Holdings, Inc. (Household Products)	206	10,397
Flowers Foods, Inc. (Food Products)	611	12,287
Ford Motor Co. (Automobiles)	13,043	161,211
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	140	3,580
General Mills, Inc. (Food Products)	1,976	123,460
General Motors Co. (Automobiles)	4,636	169,724
Gentex Corp. (Auto Components)	957	19,992
Genuine Parts Co. (Distributors)	497	48,115
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	146	3,834
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,263	29,946
Harley-Davidson, Inc. (Automobiles)	591	33,711
Harman International Industries, Inc. (Household Durables)	233	25,900
Hasbro, Inc. (Leisure Products)	375	30,941
Helen of Troy, Ltd.* (Household Durables)	93	8,677
Herbalife, Ltd.* (Personal Products)	233	13,095
Herman Miller, Inc. (Commercial Services & Supplies)	200	6,240
HNI Corp. (Commercial Services & Supplies)	149	7,511
Hormel Foods Corp. (Food Products)	902	32,743
Ingredion, Inc. (Food Products)	242	31,022
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	428	7,922
Kellogg Co. (Food Products)	844	61,367
Kimberly-Clark Corp. (Household Products)	1,197	144,993
Lamb Weston Holding, Inc. (Food Products)	464	17,335
Lancaster Colony Corp. (Food Products)	65	8,518
Lear Corp. (Auto Components)	235	33,391
Leggett & Platt, Inc. (Household Durables)	447	21,331
Lennar Corp.—B Shares (Household Durables)	33	1,187
Lennar Corp.—Class A (Household Durables)	657	29,335
Leucadia National Corp. (Diversified Financial Services)	1,083	25,830
LKQ Corp.* (Distributors)	1,028	32,803
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	357	24,101
Mattel, Inc. (Leisure Products)	1,143	29,958
McCormick & Co., Inc. (Food Products)	383	36,596
Mead Johnson Nutrition Co.—Class A (Food Products)	617	43,474
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	549	23,503
Mohawk Industries, Inc.* (Household Durables)	211	45,542
Molson Coors Brewing Co.—Class B (Beverages)	616	59,456
Mondelez International, Inc.—Class A (Food Products)	5,161	228,528
Monster Beverage Corp.* (Beverages)	1,355	57,723
Newell Rubbermaid, Inc. (Household Durables)	1,612	76,296
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,465	236,198
Nu Skin Enterprises, Inc.—Class A (Personal Products)	171	8,871
NVR, Inc.* (Household Durables)	12	22,296
PepsiCo, Inc. (Beverages)	4,793	497,418
Philip Morris International, Inc. (Tobacco)	5,184	498,338
Pinnacle Foods, Inc. (Food Products)	395	21,010
Polaris Industries, Inc. (Leisure Products)	199	16,730
Pool Corp. (Distributors)	138	14,567
Post Holdings, Inc.* (Food Products)	217	18,159
PulteGroup, Inc. (Household Durables)	995	21,402
PVH Corp. (Textiles, Apparel & Luxury Goods)	265	24,860
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	188	16,625
Reynolds American, Inc. (Tobacco)	2,764	166,199
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	446	11,204
Snap-on, Inc. (Machinery)	194	35,217
Snyder’s-Lance, Inc. (Food Products)	286	10,977
Spectrum Brands Holdings, Inc. (Household Products)	81	10,805
Stanley Black & Decker, Inc. (Machinery)	504	62,496
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	182	6,406
Take-Two Interactive Software, Inc.* (Software)	289	15,505
Tempur Sealy International, Inc.* (Household Durables)	168	7,224
Tenneco, Inc.* (Auto Components)	184	12,411
Tesla Motors, Inc.* (Automobiles)	415	104,551
The Clorox Co. (Household Products)	430	51,600
The Coca-Cola Co. (Beverages)	12,972	539,245
The Estee Lauder Cos., Inc.—Class A (Personal Products)	743	60,339
The Goodyear Tire & Rubber Co. (Auto Components)	872	28,244
The Hain Celestial Group, Inc.* (Food Products)	346	13,688
The Hershey Co. (Food Products)	466	49,149
The JM Smucker Co.—Class A (Food Products)	389	52,846

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 121

Common Stocks, continued

	Shares	Value
The Kraft Heinz Co. (Food Products)	1,993	$177,954
The Middleby Corp.* (Machinery)	192	25,763
The Procter & Gamble Co. (Household Products)	8,943	783,406
The WhiteWave Foods Co.* (Food Products)	592	32,596
Thor Industries, Inc. (Automobiles)	160	16,560
Toll Brothers, Inc.* (Household Durables)	499	15,649
TreeHouse Foods, Inc.* (Food Products)	190	14,417
Tupperware Brands Corp. (Household Durables)	169	10,201
Tyson Foods, Inc.—Class A (Food Products)	971	60,969
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	614	13,195
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	617	11,859
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,106	56,937
Vista Outdoor, Inc.* (Leisure Products)	197	5,676
Visteon Corp.* (Auto Components)	114	10,211
WABCO Holdings, Inc.* (Machinery)	173	18,862
Whirlpool Corp. (Household Durables)	251	43,897
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	330	7,752
TOTAL COMMON STOCKS (Cost $4,899,228)		7,309,207

Repurchase Agreements(a)(b) (26.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $2,635,033	$2,635,000	$2,635,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,635,000)		2,635,000
TOTAL INVESTMENT SECURITIES (Cost $7,534,228)—99.3%		9,944,207
Net other assets (liabilities)—0.7%		74,146
NET ASSETS—100.0%		$10,018,353

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $1,559,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	2/23/17	1.22%	$2,888,876	$21,071
Dow Jones U.S. Consumer Goods Index	UBS AG	2/23/17	1.07%	4,803,867	22,045
				$7,692,743	$43,116

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Auto Components	$265,136	2.6%
Automobiles	485,757	4.8%
Beverages	1,335,595	13.4%
Commercial Services & Supplies	13,751	0.1%
Distributors	95,485	1.0%
Diversified Financial Services	25,830	0.3%
Food Products	1,281,563	12.8%
Household Durables	371,363	3.7%
Household Products	1,232,074	12.3%
Leisure Products	101,263	1.0%
Machinery	142,338	1.4%
Personal Products	106,182	1.1%
Software	191,482	1.9%
Textiles, Apparel & Luxury Goods	532,900	5.3%
Tobacco	1,128,488	11.3%
Other**	2,709,146	27.0%
Total	$10,018,353	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

122 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (66.1%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	682	$21,101
Abercrombie & Fitch Co.—Class A (Specialty Retail)	735	8,533
Acxiom Corp.* (IT Services)	792	20,671
Advance Auto Parts, Inc. (Specialty Retail)	743	122,030
Alaska Air Group, Inc. (Airlines)	1,314	123,279
Allegiant Travel Co. (Airlines)	169	29,068
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,121	3,393,560
AMC Networks, Inc.*—Class A (Media)	622	35,672
American Airlines Group, Inc. (Airlines)	5,441	240,764
American Eagle Outfitters, Inc. (Specialty Retail)	1,791	27,062
AmerisourceBergen Corp. (Health Care Providers & Services)	1,743	152,129
Aramark (Hotels, Restaurants & Leisure)	2,536	85,818
Asbury Automotive Group, Inc.* (Specialty Retail)	185	12,136
Ascena Retail Group, Inc.* (Specialty Retail)	1,771	8,519
AutoNation, Inc.* (Specialty Retail)	709	37,662
AutoZone, Inc.* (Specialty Retail)	303	219,669
Avis Budget Group, Inc.* (Road & Rail)	927	34,503
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	635	27,794
Bed Bath & Beyond, Inc. (Specialty Retail)	1,617	65,246
Best Buy Co., Inc. (Specialty Retail)	2,831	126,036
Big Lots, Inc. (Multiline Retail)	436	21,800
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,083	18,530
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	429	30,399
Brinker International, Inc. (Hotels, Restaurants & Leisure)	502	22,339
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	165	24,915
Burlington Stores, Inc.* (Specialty Retail)	703	58,841
Cabela’s, Inc.*—Class A (Specialty Retail)	524	29,286
Cable One, Inc. (Media)	61	38,575
Cardinal Health, Inc. (Health Care Providers & Services)	3,369	252,540
CarMax, Inc.* (Specialty Retail)	1,972	131,552
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	4,373	242,177
Casey’s General Stores, Inc. (Food & Staples Retailing)	437	50,211
CBS Corp. (Media)	98	6,445
CBS Corp.—Class B (Media)	4,090	263,764
Charter Communications, Inc.*—Class A (Media)	2,240	725,648
Chemed Corp. (Health Care Providers & Services)	140	23,253
Chico’s FAS, Inc. (Specialty Retail)	1,321	17,820
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	304	128,118
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	394	21,867
Cinemark Holdings, Inc. (Media)	1,088	46,240
Comcast Corp.—Class A (Media)	24,875	1,876,073
Copart, Inc.* (Commercial Services & Supplies)	1,039	58,953
Costco Wholesale Corp. (Food & Staples Retailing)	4,534	743,349
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	241	38,092
CST Brands, Inc. (Specialty Retail)	769	37,050
CVS Health Corp. (Food & Staples Retailing)	11,133	877,392
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,312	96,143
Delta Air Lines, Inc. (Airlines)	7,704	363,937
DeVry Education Group, Inc. (Diversified Consumer Services)	597	20,000
Dick’s Sporting Goods, Inc. (Specialty Retail)	927	47,833
Dillard’s, Inc.—Class A (Multiline Retail)	266	15,013
Discovery Communications, Inc.*—Class A (Media)	1,615	45,785
Discovery Communications, Inc.*—Class C (Media)	2,293	63,539
Dish Network Corp.*—Class A (Media)	2,371	140,292
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	598	28,650
Dollar General Corp. (Multiline Retail)	2,657	196,140
Dollar Tree, Inc.* (Multiline Retail)	2,493	192,435
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	482	84,128
DSW, Inc.—Class A (Specialty Retail)	779	16,484
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	976	50,625
Expedia, Inc. (Internet & Direct Marketing Retail)	1,282	155,878
Five Below, Inc.* (Specialty Retail)	570	22,715
Foot Locker, Inc. (Specialty Retail)	1,400	95,956
GameStop Corp.—Class A (Specialty Retail)	1,038	25,421
Gannett Co., Inc. (Media)	1,228	11,813
Genesco, Inc.* (Specialty Retail)	197	11,859
GNC Holdings, Inc.—Class A (Specialty Retail)	745	6,608
Graham Holdings Co.—Class B (Diversified Consumer Services)	60	31,173
Grand Canyon Education, Inc.* (Diversified Consumer Services)	472	27,839
Group 1 Automotive, Inc. (Specialty Retail)	187	15,108
Groupon, Inc.* (Internet & Direct Marketing Retail)	4,213	14,535
H & R Block, Inc. (Diversified Consumer Services)	2,189	46,976
Hertz Global Holdings, Inc.* (Road & Rail)	734	15,392
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	602	17,657
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,008	115,621
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,040	11,752
HSN, Inc. (Internet & Direct Marketing Retail)	342	12,056
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	425	23,252
IHS Markit, Ltd.* (Professional Services)	3,417	134,801
J.C. Penney Co., Inc.* (Multiline Retail)	3,217	21,393
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	348	37,556
JetBlue Airways Corp.* (Airlines)	3,347	65,635
John Wiley & Sons, Inc.—Class A (Media)	441	24,299
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,437	65,455
Kohl’s Corp. (Multiline Retail)	1,862	74,163

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 123

Common Stocks, continued

	Shares	Value
L Brands, Inc. (Specialty Retail)	2,477	$149,140
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,818	200,750
Liberty Broadband Corp.*—Class A (Media)	269	22,510
Liberty Broadband Corp.*—Class C (Media)	731	62,384
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	560	24,646
Liberty Global PLC*—Class A (Media)	2,692	98,204
Liberty Global PLC*—Class B (Media)	17	677
Liberty Global PLC*—Class C (Media)	6,650	233,615
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	4,617	88,554
Liberty LiLAC Group*—Class A (Media)	520	11,970
Liberty LiLAC Group*—Class C (Media)	1,288	28,748
Liberty Media Group*—Class A (Media)	214	6,202
Liberty Media Group*—Class C (Media)	429	12,329
Liberty SiriusXM Group*—Class A (Media)	915	33,160
Liberty SiriusXM Group*—Class C (Media)	1,856	66,612
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Direct Marketing Retail)	722	12,960
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	839	36,622
Lions Gate Entertainment Corp.—Class A (Media)	600	17,262
Lions Gate Entertainment Corp.*—Class B (Media)	1,146	30,701
Lithia Motors, Inc.—Class A (Specialty Retail)	233	24,027
Live Nation Entertainment, Inc.* (Media)	1,360	38,923
Lowe’s Cos., Inc. (Specialty Retail)	9,080	663,567
Macy’s, Inc. (Multiline Retail)	3,183	94,026
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	3,371	285,199
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	244	21,101
McDonald’s Corp. (Hotels, Restaurants & Leisure)	8,640	1,059,005
McKesson Corp. (Health Care Providers & Services)	2,364	328,951
Meredith Corp. (Media)	402	24,643
MGM Resorts International* (Hotels, Restaurants & Leisure)	5,039	145,123
Murphy USA, Inc.* (Specialty Retail)	399	25,416
Netflix, Inc.* (Internet & Direct Marketing Retail)	4,500	633,195
News Corp.—Class A (Media)	3,960	48,668
News Corp.—Class B (Media)	1,269	16,053
Nielsen Holdings PLC (Professional Services)	3,505	143,389
Nordstrom, Inc. (Multiline Retail)	1,222	54,037
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,696	79,712
Office Depot, Inc. (Specialty Retail)	5,504	24,493
Omnicom Group, Inc. (Media)	2,491	213,354
O’Reilly Automotive, Inc.* (Specialty Retail)	1,012	265,417
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	212	44,321
Regal Entertainment Group—Class A (Media)	1,072	24,292
Rite Aid Corp.* (Food & Staples Retailing)	10,948	61,528
Rollins, Inc. (Commercial Services & Supplies)	1,030	36,318
Ross Stores, Inc. (Specialty Retail)	4,149	274,290
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,745	163,384
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,514	36,033
Scripps Networks Interactive, Inc.—Class A (Media)	1,022	77,836
Service Corp. International (Diversified Consumer Services)	1,974	57,502
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,393	51,512
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	369	18,941
Signet Jewelers, Ltd. (Specialty Retail)	760	59,029
Sinclair Broadcast Group, Inc.—Class A (Media)	655	22,106
Sirius XM Holdings, Inc. (Media)	18,125	85,550
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	897	53,443
Sotheby’s*—Class A (Diversified Consumer Services)	456	18,108
Southwest Airlines Co. (Airlines)	6,422	335,935
Spirit Airlines, Inc.* (Airlines)	757	40,908
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,380	25,765
Staples, Inc. (Specialty Retail)	6,804	62,597
Starbucks Corp. (Hotels, Restaurants & Leisure)	15,183	838,405
Sysco Corp. (Food & Staples Retailing)	5,248	275,310
Target Corp. (Multiline Retail)	5,865	378,175
TEGNA, Inc. (Media)	2,213	50,700
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	690	32,182
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	430	25,912
The Dun & Bradstreet Corp. (Professional Services)	406	49,784
The Gap, Inc. (Specialty Retail)	2,277	52,439
The Home Depot, Inc. (Specialty Retail)	12,745	1,753,458
The Interpublic Group of Cos., Inc. (Media)	4,155	97,767
The Kroger Co. (Food & Staples Retailing)	9,831	333,861
The Madison Square Garden Co.*—Class A (Media)	119	20,905
The New York Times Co.—Class A (Media)	1,295	17,483
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	498	784,415
The TJX Cos., Inc. (Specialty Retail)	6,821	511,030
The Walt Disney Co. (Media)	15,506	1,715,739
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,103	28,454
Tiffany & Co. (Specialty Retail)	1,104	86,907
Time Warner, Inc. (Media)	8,083	782,839
Time, Inc. (Media)	1,001	19,269
Tractor Supply Co. (Specialty Retail)	1,348	99,307
Tribune Media Co.—Class A (Media)	740	21,342
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	1,198	63,374
Twenty-First Century Fox, Inc.—Class A (Media)	11,034	346,247
Twenty-First Century Fox, Inc.—Class B (Media)	5,110	158,461
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	618	168,269
United Continental Holdings, Inc.* (Airlines)	3,034	213,806
United Natural Foods, Inc.* (Food & Staples Retailing)	513	23,444
Urban Outfitters, Inc.* (Specialty Retail)	933	24,762
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	446	76,507
VCA, Inc.* (Health Care Providers & Services)	839	76,013
Viacom, Inc.—Class A (Media)	121	5,475

See accompanying notes to the financial statements.

124 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Viacom, Inc.—Class B (Media)	3,653	$153,937
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	8,898	729,102
Wal-Mart Stores, Inc. (Food & Staples Retailing)	15,696	1,047,550
Whole Foods Market, Inc. (Food & Staples Retailing)	3,348	101,177
Williams-Sonoma, Inc. (Specialty Retail)	843	40,641
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,114	88,073
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	816	82,767
Yelp, Inc.* (Internet Software & Services)	641	26,781
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	3,669	240,430
TOTAL COMMON STOCKS (Cost $20,172,647)		31,539,640

Repurchase Agreements(a)(b) (25.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $11,927,148	$11,927,000	$11,927,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,927,000)		11,927,000
TOTAL INVESTMENT SECURITIES (Cost $32,099,647)—91.1%		43,466,640
Net other assets (liabilities)—8.9%		4,233,028
NET ASSETS—100.0%		$47,699,668

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $6,910,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	2/23/17	1.22%	$21,127,544	$121,897
Dow Jones U.S. Consumer Services Index	UBS AG	2/23/17	1.07%	18,960,307	111,324
				$40,087,851	$233,221

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Airlines	$1,413,332	3.0%
Commercial Services & Supplies	160,726	0.3%
Diversified Consumer Services	295,261	0.6%
Electronic Equipment, Instruments & Components	28,650	0.1%
Food & Staples Retailing	4,268,689	8.9%
Health Care Providers & Services	832,886	1.7%
Hotels, Restaurants & Leisure	4,471,606	9.4%
Internet & Direct Marketing Retail	5,238,736	11.0%
Internet Software & Services	26,781	0.1%
IT Services	20,671	NM
Media	7,844,108	16.4%
Multiline Retail	1,047,182	2.2%
Professional Services	327,974	0.7%
Road & Rail	49,895	0.1%
Specialty Retail	5,485,349	11.5%
Trading Companies & Distributors	27,794	0.1%
Other**	16,160,028	33.9%
Total	$47,699,668	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 125

Common Stocks (71.6%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	815	$25,950
Affiliated Managers Group, Inc.* (Capital Markets)	515	78,465
Aflac, Inc. (Insurance)	3,997	279,750
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,315	61,891
Alexander & Baldwin, Inc. (Real Estate Management & Development)	450	20,034
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	804	89,099
Alleghany Corp.* (Insurance)	115	70,331
Allied World Assurance Company Holdings, A.G. (Insurance)	861	45,745
Ally Financial, Inc. (Consumer Finance)	4,681	98,863
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,303	63,352
American Express Co. (Consumer Finance)	7,639	583,466
American Financial Group, Inc. (Insurance)	755	65,058
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	2,143	47,746
American International Group, Inc. (Insurance)	9,607	617,345
American Tower Corp. (Equity Real Estate Investment Trusts)	4,233	438,115
Ameriprise Financial, Inc. (Capital Markets)	1,602	179,857
AmTrust Financial Services, Inc. (Insurance)	1,013	26,733
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	10,034	102,548
Aon PLC (Insurance)	2,597	292,682
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	1,593	70,204
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,589	31,812
Arch Capital Group, Ltd.* (Insurance)	1,232	108,847
Arthur J. Gallagher & Co. (Insurance)	1,751	94,256
Aspen Insurance Holdings, Ltd. (Insurance)	555	31,302
Associated Banc-Corp. (Banks)	1,422	35,977
Assurant, Inc. (Insurance)	531	51,576
Assured Guaranty, Ltd. (Insurance)	1,290	50,194
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,342	232,582
Axis Capital Holdings, Ltd. (Insurance)	871	55,753
BancorpSouth, Inc. (Banks)	847	25,156
Bank of America Corp. (Banks)	99,712	2,257,479
Bank of Hawaii Corp. (Banks)	424	36,426
Bank of the Ozarks, Inc. (Banks)	889	48,779
BankUnited, Inc. (Banks)	989	37,780
BB&T Corp. (Banks)	7,958	367,580
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	18,714	3,071,715
BlackRock, Inc.—Class A (Capital Markets)	1,224	457,752
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	912	27,807
BOK Financial Corp. (Banks)	158	12,994
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,570	205,513
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,730	27,853
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,587	62,424
Brown & Brown, Inc. (Insurance)	1,175	49,503
Camden Property Trust (Equity Real Estate Investment Trusts)	864	72,204
Capital One Financial Corp. (Consumer Finance)	4,761	416,064
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,260	19,467
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	838	20,707
Cathay General Bancorp, Inc. (Banks)	765	27,877
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,697	18,412
CBOE Holdings, Inc. (Capital Markets)	818	65,129
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,980	90,472
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,754	30,923
Chubb, Ltd. (Insurance)	4,635	609,455
Cincinnati Financial Corp. (Insurance)	1,436	101,353
CIT Group, Inc. (Banks)	2,036	83,863
Citigroup, Inc. (Banks)	28,134	1,570,721
Citizens Financial Group, Inc. (Banks)	5,088	184,033
CME Group, Inc. (Capital Markets)	3,378	409,008
CNO Financial Group, Inc. (Insurance)	1,718	32,487
Colony NorthStar, Inc.—Class A (Equity Real Estate Investment Trusts)	5,470	76,142
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,238	27,546
Comerica, Inc. (Banks)	1,708	115,341
Commerce Bancshares, Inc. (Banks)	862	48,729
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	1,363	35,820
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,194	34,674
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	358	30,835
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	919	29,243
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,399	28,892
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,536	310,566
CubeSmart (Equity Real Estate Investment Trusts)	1,766	44,380
Cullen/Frost Bankers, Inc. (Banks)	524	46,846
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	766	36,891
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,447	10,954
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	891	39,819
DDR Corp. (Equity Real Estate Investment Trusts)	3,036	46,086
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,023	22,799
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,608	173,069
Discover Financial Services (Consumer Finance)	3,894	269,776
Donnelley Financial Solutions, Inc.* (Capital Markets)	302	7,272
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,391	52,635

See accompanying notes to the financial statements.

126 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,492	$84,960
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	775	36,797
E*TRADE Financial Corp.* (Capital Markets)	2,677	100,254
East West Bancorp, Inc. (Banks)	1,393	71,656
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	350	24,770
Eaton Vance Corp. (Capital Markets)	1,163	48,765
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	756	30,399
Endurance Specialty Holdings, Ltd. (Insurance)	585	54,224
EPR Properties (Equity Real Estate Investment Trusts)	581	42,977
Equinix, Inc. (Equity Real Estate Investment Trusts)	744	286,425
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,254	38,673
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	810	59,891
Equity One, Inc. (Equity Real Estate Investment Trusts)	905	28,227
Equity Residential (Equity Real Estate Investment Trusts)	3,574	217,192
Erie Indemnity Co.—Class A (Insurance)	138	15,471
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	595	133,459
Everest Re Group, Ltd. (Insurance)	411	90,391
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,256	90,495
F.N.B. Corp. (Banks)	2,085	31,150
FactSet Research Systems, Inc. (Capital Markets)	404	69,912
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	747	104,901
Federated Investors, Inc.—Class B (Capital Markets)	906	23,565
Fifth Third Bancorp (Banks)	7,435	194,054
Financial Engines, Inc. (Capital Markets)	503	19,391
First American Financial Corp. (Insurance)	1,136	42,691
First Financial Bankshares, Inc. (Banks)	704	30,026
First Horizon National Corp. (Banks)	2,270	45,395
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,189	30,736
First Republic Bank (Banks)	1,464	138,099
FNF Group (Insurance)	2,664	94,199
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	2,151	48,699
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	553	12,061
Franklin Resources, Inc. (Capital Markets)	3,435	136,507
Fulton Financial Corp. (Banks)	1,716	31,231
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,876	59,338
Genworth Financial, Inc.*—Class A (Insurance)	4,882	16,404
GGP, Inc. (Equity Real Estate Investment Trusts)	5,731	142,358
Glacier Bancorp, Inc. (Banks)	782	27,784
Gramercy Property Trust (Equity Real Estate Investment Trusts)	1,366	35,980
Hancock Holding Co. (Banks)	831	38,101
Hartford Financial Services Group, Inc. (Insurance)	3,770	183,637
HCP, Inc. (Equity Real Estate Investment Trusts)	4,651	141,018
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,182	35,708
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,375	39,971
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	959	49,302
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,648	51,302
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	7,317	132,218
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,441	51,026
Huntington Bancshares, Inc. (Banks)	10,737	145,272
IBERIABANK Corp. (Banks)	436	35,817
Intercontinental Exchange, Inc. (Capital Markets)	5,924	345,725
International Bancshares Corp. (Banks)	539	19,997
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,149	16,741
Invesco, Ltd. (Capital Markets)	4,000	115,680
Investors Bancorp, Inc. (Banks)	3,048	43,739
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,462	88,140
Janus Capital Group, Inc. (Capital Markets)	1,380	17,250
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	443	45,642
JPMorgan Chase & Co. (Banks)	35,262	2,984,222
Kemper Corp. (Insurance)	469	20,261
KeyCorp (Banks)	10,706	192,387
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	963	72,081
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	4,228	105,235
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	835	20,057
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	828	62,531
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,161	35,027
Lazard, Ltd.—Class A (Capital Markets)	1,285	54,587
Legg Mason, Inc. (Capital Markets)	882	27,951
LendingClub Corp.* (Consumer Finance)	3,123	19,269
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,121	22,737
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,414	54,283
Life Storage, Inc. (Equity Real Estate Investment Trusts)	452	36,815
Lincoln National Corp. (Insurance)	2,234	150,817
Loews Corp. (Insurance)	2,696	125,580
LPL Financial Holdings, Inc. (Capital Markets)	803	31,558
M&T Bank Corp. (Banks)	1,579	256,698
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	881	24,686
Markel Corp.* (Insurance)	105	97,125
MarketAxess Holdings, Inc. (Capital Markets)	386	72,279
Marsh & McLennan Cos., Inc. (Insurance)	5,115	347,922
MasterCard, Inc.—Class A (IT Services)	9,428	1,002,479
MB Financial, Inc. (Banks)	741	32,997

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 127

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,130	$39,908
Mercury General Corp. (Insurance)	378	23,909
MetLife, Inc. (Insurance)	10,844	590,022
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,615	28,522
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	3,387	36,072
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,164	110,522
Moody’s Corp. (Capital Markets)	1,664	172,507
Morgan Stanley (Capital Markets)	14,248	605,397
MSCI, Inc.—Class A (Capital Markets)	914	75,634
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	403	29,818
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,415	61,694
Navient Corp. (Consumer Finance)	3,001	45,135
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,505	37,951
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,797	72,866
Northern Trust Corp. (Capital Markets)	2,117	175,626
Old Republic International Corp. (Insurance)	2,456	51,085
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,879	60,260
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,347	36,948
PacWest Bancorp (Banks)	1,214	67,256
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,726	28,807
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,132	30,722
Parkway, Inc.* (Equity Real Estate Investment Trusts)	424	9,027
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	749	22,403
People’s United Financial, Inc. (Banks)	3,063	57,431
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,329	24,653
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,401	30,430
PNC Financial Services Group, Inc. (Banks)	4,793	577,365
Popular, Inc. (Banks)	986	43,808
Potlatch Corp. (Equity Real Estate Investment Trusts)	408	16,810
PRA Group, Inc.* (Consumer Finance)	452	17,990
Primerica, Inc. (Insurance)	447	33,726
Principal Financial Group, Inc. (Insurance)	2,631	150,204
PrivateBancorp, Inc. (Banks)	806	44,056
ProAssurance Corp. (Insurance)	503	27,363
Prologis, Inc. (Equity Real Estate Investment Trusts)	5,213	254,655
Prosperity Bancshares, Inc. (Banks)	730	53,020
Prudential Financial, Inc. (Insurance)	4,265	448,294
Public Storage (Equity Real Estate Investment Trusts)	1,430	307,450
Quality Care Properties* (Equity Real Estate Investment Trusts)	910	16,799
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,128	39,155
Raymond James Financial, Inc. (Capital Markets)	1,260	94,412
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,231	34,333
Realogy Holdings Corp. (Real Estate Management & Development)	1,382	35,808
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,564	152,891
Regency Centers Corp. (Equity Real Estate Investment Trusts)	991	69,102
Regions Financial Corp. (Banks)	12,145	175,009
Reinsurance Group of America, Inc. (Insurance)	585	73,400
RenaissanceRe Holdings, Ltd. (Insurance)	413	56,300
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,300	34,431
RLI Corp. (Insurance)	391	23,233
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,244	28,873
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	486	29,733
S&P Global, Inc. (Capital Markets)	2,567	308,502
SEI Investments Co. (Capital Markets)	1,320	64,033
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,301	43,834
Signature Bank* (Banks)	506	79,705
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	3,085	566,929
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	968	105,483
SLM Corp.* (Consumer Finance)	4,252	50,514
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	4,771	50,191
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,547	56,696
State Street Corp. (Capital Markets)	3,551	270,586
Stifel Financial Corp.* (Capital Markets)	705	35,483
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,586	37,525
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	707	55,683
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,144	31,560
SunTrust Banks, Inc. (Banks)	4,825	274,157
SVB Financial Group* (Banks)	494	85,082
Synchrony Financial (Consumer Finance)	7,754	277,748
Synovus Financial Corp. (Banks)	1,230	51,266
T. Rowe Price Group, Inc. (Capital Markets)	2,450	165,228
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	928	31,728
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	557	39,458
TCF Financial Corp. (Banks)	1,699	29,478
TD Ameritrade Holding Corp. (Capital Markets)	2,439	112,560
Texas Capital Bancshares, Inc.* (Banks)	472	38,940
The Allstate Corp. (Insurance)	3,594	270,305
The Bank of New York Mellon Corp. (Capital Markets)	10,426	466,355
The Charles Schwab Corp. (Capital Markets)	11,856	488,940
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	771	32,012
The Goldman Sachs Group, Inc. (Capital Markets)	3,605	826,698
The Hanover Insurance Group, Inc. (Insurance)	423	35,507

See accompanying notes to the financial statements.

128 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
The Howard Hughes Corp.* (Real Estate Management & Development)	373	$39,766
The Macerich Co. (Equity Real Estate Investment Trusts)	1,218	83,664
The NASDAQ OMX Group, Inc. (Capital Markets)	1,167	82,320
The Progressive Corp. (Insurance)	5,704	213,558
The St Joe Co.* (Real Estate Management & Development)	766	12,907
The Travelers Cos., Inc. (Insurance)	2,754	324,366
The Western Union Co. (IT Services)	4,781	93,612
Torchmark Corp. (Insurance)	1,140	83,836
Trustmark Corp. (Banks)	716	24,072
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	3,439	30,160
U.S. Bancorp (Banks)	15,727	828,027
UDR, Inc. (Equity Real Estate Investment Trusts)	2,628	91,849
UMB Financial Corp. (Banks)	431	33,247
Umpqua Holdings Corp. (Banks)	2,172	39,769
United Bankshares, Inc. (Banks)	814	36,467
Unum Group (Insurance)	2,261	102,717
Urban Edge Properties (Equity Real Estate Investment Trusts)	896	25,061
Validus Holdings, Ltd. (Insurance)	803	45,771
Valley National Bancorp (Banks)	2,533	30,675
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,488	215,105
VEREIT, Inc. (Equity Real Estate Investment Trusts)	9,595	81,845
Visa, Inc.—Class A (IT Services)	18,480	1,528,481
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,706	181,365
Voya Financial, Inc. (Diversified Financial Services)	1,875	75,413
W.R. Berkley Corp. (Insurance)	936	62,909
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	829	14,963
Washington Federal, Inc. (Thrifts & Mortgage Finance)	876	28,777
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,807	17,438
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	768	24,154
Webster Financial Corp. (Banks)	896	47,058
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,196	42,613
Wells Fargo & Co. (Banks)	44,614	2,513,106
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,551	235,431
Western Alliance Bancorp* (Banks)	917	45,281
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	7,379	231,184
White Mountains Insurance Group, Ltd. (Insurance)	34	30,932
Willis Towers Watson PLC (Insurance)	1,276	159,666
Wintrust Financial Corp. (Banks)	492	35,227
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,005	62,250
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,009	18,515
XL Group, Ltd. (Insurance)	2,642	99,260
Zions Bancorp (Banks)	2,048	86,405
TOTAL COMMON STOCKS (Cost $37,162,558)		44,518,394

Repurchase Agreements(a)(b) (28.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $17,358,215	$17,358,000	$17,358,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,358,000)		17,358,000
TOTAL INVESTMENT SECURITIES (Cost $54,520,558)—99.6%		61,876,394
Net other assets (liabilities)—0.4%		222,698
NET ASSETS—100.0%		$62,099,092

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $10,238,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	2/23/17	1.22%	$25,589,549	$157,197
Dow Jones U.S. Financials Index	UBS AG	2/23/17	1.32%	23,360,496	151,155
				$48,950,045	$308,352

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 129

Financials UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Banks	$14,514,113	23.3%
Capital Markets	6,220,151	10.0%
Consumer Finance	1,778,825	2.9%
Diversified Financial Services	3,147,128	5.1%
Equity Real Estate Investment Trusts	8,660,991	13.9%
Insurance	6,727,455	10.8%
IT Services	2,624,572	4.2%
Mortgage Real Estate Investment Trusts	404,193	0.7%
Real Estate Management & Development	244,629	0.4%
Thrifts & Mortgage Finance	196,337	0.3%
Other**	17,580,698	28.4%
Total	$62,099,092	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

130 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (77.0%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	9,045	$377,810
AbbVie, Inc. (Biotechnology)	8,540	521,880
ABIOMED, Inc.* (Health Care Equipment & Supplies)	212	22,550
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	400	15,348
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	497	17,191
Aetna, Inc. (Health Care Providers & Services)	1,845	218,835
Agios Pharmaceuticals, Inc.* (Biotechnology)	172	7,401
Akorn, Inc.* (Pharmaceuticals)	460	8,786
Alere, Inc.* (Health Care Equipment & Supplies)	457	16,909
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,179	154,072
Align Technology, Inc.* (Health Care Equipment & Supplies)	394	36,126
Alkermes PLC* (Biotechnology)	799	43,234
Allergan PLC* (Pharmaceuticals)	1,971	431,432
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	374	14,956
Amgen, Inc. (Biotechnology)	3,910	612,620
Anthem, Inc. (Health Care Providers & Services)	1,384	213,330
AquaBounty Technologies, Inc.* (Biotechnology)	4	55
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	387	91,847
Baxter International, Inc. (Health Care Equipment & Supplies)	2,573	123,272
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,115	197,678
Biogen, Inc.* (Biotechnology)	1,143	316,885
BioMarin Pharmaceutical, Inc.* (Biotechnology)	903	79,130
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	109	20,719
Bio-Techne Corp. (Life Sciences Tools & Services)	196	19,943
Bluebird Bio, Inc.* (Biotechnology)	213	15,869
Boston Scientific Corp.* (Health Care Equipment & Supplies)	7,155	172,149
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,782	431,723
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	978	14,641
Bruker Corp. (Life Sciences Tools & Services)	556	13,194
Catalent, Inc.* (Pharmaceuticals)	655	17,528
Celgene Corp.* (Biotechnology)	4,074	473,195
Centene Corp.* (Health Care Providers & Services)	899	56,880
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	248	20,038
Cigna Corp. (Health Care Providers & Services)	1,350	197,397
Community Health Systems, Inc.* (Health Care Providers & Services)	598	3,827
Danaher Corp. (Health Care Equipment & Supplies)	3,198	268,376
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	829	52,849
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,213	68,777
DexCom, Inc.* (Health Care Equipment & Supplies)	444	35,143
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,123	108,078
Eli Lilly & Co. (Pharmaceuticals)	5,105	393,238
Endo International PLC* (Pharmaceuticals)	1,042	12,754
Envision Healthcare Corp.* (Health Care Providers & Services)	616	41,888
Express Scripts Holding Co.* (Health Care Providers & Services)	3,241	223,240
Gilead Sciences, Inc. (Biotechnology)	6,923	501,571
Haemonetics Corp.* (Health Care Equipment & Supplies)	271	10,802
Halyard Health, Inc.* (Health Care Equipment & Supplies)	244	9,387
HCA Holdings, Inc.* (Health Care Providers & Services)	1,536	123,310
Healthcare Services Group, Inc. (Commercial Services & Supplies)	381	15,145
HealthSouth Corp. (Health Care Providers & Services)	472	18,323
Henry Schein, Inc.* (Health Care Providers & Services)	424	67,781
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	315	18,544
Hologic, Inc.* (Health Care Equipment & Supplies)	1,463	59,295
Horizon Pharma PLC* (Pharmaceuticals)	847	13,865
Humana, Inc. (Health Care Providers & Services)	784	155,624
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	471	57,617
Illumina, Inc.* (Life Sciences Tools & Services)	772	123,597
Impax Laboratories, Inc.* (Pharmaceuticals)	388	5,102
Incyte Corp.* (Biotechnology)	920	111,513
Intercept Pharmaceuticals, Inc.* (Biotechnology)	93	10,207
Intrexon Corp.* (Biotechnology)	318	6,729
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	204	141,309
Ionis Pharmaceuticals, Inc.* (Biotechnology)	636	28,302
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	315	38,405
Johnson & Johnson (Pharmaceuticals)	14,296	1,619,022
Juno Therapeutics, Inc.* (Biotechnology)	401	8,557
Kite Pharma, Inc.* (Biotechnology)	234	11,927
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	541	72,608
LifePoint Health, Inc.* (Health Care Providers & Services)	211	12,523
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	100	10,601
Magellan Health, Inc.* (Health Care Providers & Services)	123	9,219
Mallinckrodt PLC* (Pharmaceuticals)	556	27,094
MEDNAX, Inc.* (Health Care Providers & Services)	487	33,286
Medtronic PLC (Health Care Equipment & Supplies)	7,216	548,561
Merck & Co., Inc. (Pharmaceuticals)	14,489	898,173
Molina Healthcare, Inc.* (Health Care Providers & Services)	225	12,762
Mylan N.V.* (Pharmaceuticals)	2,417	91,967
Myriad Genetics, Inc.* (Biotechnology)	359	5,809
Neurocrine Biosciences, Inc.* (Biotechnology)	456	19,567
Novavax, Inc.* (Biotechnology)	1,425	1,867
NuVasive, Inc.* (Health Care Equipment & Supplies)	264	18,683
OPKO Health, Inc.* (Biotechnology)	1,905	16,554
Owens & Minor, Inc. (Health Care Providers & Services)	324	11,625

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 131

Common Stocks, continued

	Shares	Value
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	197	$7,575
PAREXEL International Corp.* (Life Sciences Tools & Services)	280	19,849
Patterson Cos., Inc. (Health Care Providers & Services)	437	18,184
Perrigo Co. PLC (Pharmaceuticals)	753	57,341
Pfizer, Inc. (Pharmaceuticals)	31,888	1,011,806
Portola Pharmaceuticals, Inc.* (Biotechnology)	297	8,093
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	278	14,667
Quest Diagnostics, Inc. (Health Care Providers & Services)	728	66,918
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	711	55,806
Radius Health, Inc.* (Biotechnology)	195	8,486
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	398	142,997
ResMed, Inc. (Health Care Equipment & Supplies)	740	49,980
Seattle Genetics, Inc.* (Biotechnology)	507	30,542
STERIS PLC (Health Care Equipment & Supplies)	447	31,661
Stryker Corp. (Health Care Equipment & Supplies)	1,634	201,848
Team Health Holdings, Inc.* (Health Care Providers & Services)	392	17,036
Teleflex, Inc. (Health Care Equipment & Supplies)	232	38,913
Tenet Healthcare Corp.* (Health Care Providers & Services)	420	7,388
TESARO, Inc.* (Biotechnology)	179	29,148
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	256	47,260
The Medicines Co.* (Pharmaceuticals)	365	13,158
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,076	316,362
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	198	14,852
United Therapeutics Corp.* (Biotechnology)	224	36,653
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,001	810,661
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	471	53,049
Varex Imaging Corp.* (Health Care Equipment & Supplies)	196	5,647
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	491	38,126
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,303	111,889
Waters Corp.* (Life Sciences Tools & Services)	424	60,060
WellCare Health Plans, Inc.* (Health Care Providers & Services)	234	34,056
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	385	32,583
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,053	124,601
Zoetis, Inc. (Pharmaceuticals)	2,596	142,624
TOTAL COMMON STOCKS (Cost $7,603,370)		14,789,445

Contingent Right(NM)

Dyax Corp.*^+(a) (Biotechnology)	1,873	2,079
TOTAL CONTINGENT RIGHT (Cost $—)		2,079

Repurchase Agreements(b)(c) (33.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $6,519,081	$6,519,000	$6,519,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,519,000)		6,519,000
TOTAL INVESTMENT SECURITIES (Cost $14,122,370)—110.9%		21,310,524
Net other assets (liabilities)—(10.9)%		(2,102,658)
NET ASSETS—100.0%		$19,207,866

*                 Non-income producing security.

^                  The Advisor has deemed this security to be illiquid. As of January 31, 2017, this security represented 0.011% of the net assets of the Fund.

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2017, this security represented 0.011% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $3,447,000.

(c)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	2/23/17	1.22%	$6,800,581	$106,787
Dow Jones U.S. Health Care Index	UBS AG	2/23/17	1.07%	7,169,682	128,147
				$13,970,263	$234,934

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

132 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Health Care UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Biotechnology	$3,374,431	17.5%
Commercial Services & Supplies	15,145	0.1%
Health Care Equipment & Supplies	2,953,532	15.4%
Health Care Providers & Services	2,562,588	13.3%
Life Sciences Tools & Services	649,568	3.4%
Pharmaceuticals	5,236,260	27.3%
Other**	4,416,342	23.0%
Total	$19,207,866	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 133

Common Stocks (68.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	5,172	$904,169
A.O. Smith Corp. (Building Products)	1,274	62,108
Accenture PLC—Class A (IT Services)	5,339	607,951
Actuant Corp.—Class A (Machinery)	507	13,258
Acuity Brands, Inc. (Electrical Equipment)	381	78,955
AECOM Technology Corp.* (Construction & Engineering)	1,327	49,006
AGCO Corp. (Machinery)	579	36,361
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,794	136,822
Air Lease Corp. (Trading Companies & Distributors)	826	30,050
Allegion PLC (Building Products)	828	54,375
Alliance Data Systems Corp. (IT Services)	497	113,505
Allison Transmission Holdings, Inc. (Machinery)	1,424	49,812
AMETEK, Inc. (Electrical Equipment)	1,991	101,740
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	2,652	178,983
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	241	20,606
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	338	20,432
AptarGroup, Inc. (Containers & Packaging)	539	39,331
Arconic, Inc. (Aerospace & Defense)	3,776	86,055
Armstrong World Industries, Inc.* (Building Products)	428	17,099
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	774	56,904
Automatic Data Processing, Inc. (IT Services)	3,884	392,245
Avery Dennison Corp. (Containers & Packaging)	769	56,152
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,096	50,898
Ball Corp. (Containers & Packaging)	1,504	114,695
BE Aerospace, Inc. (Aerospace & Defense)	876	53,848
Belden, Inc. (Electronic Equipment, Instruments & Components)	365	27,912
Bemis Co., Inc. (Containers & Packaging)	809	39,414
Berry Plastics Group, Inc.* (Containers & Packaging)	1,101	56,184
Booz Allen Hamilton Holding Corp. (IT Services)	1,286	43,493
Broadridge Financial Solutions, Inc. (IT Services)	1,024	68,127
BWX Technologies, Inc. (Aerospace & Defense)	856	35,515
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	1,215	92,413
Carlisle Cos., Inc. (Industrial Conglomerates)	554	60,447
Caterpillar, Inc. (Machinery)	5,033	481,457
CEB, Inc. (Professional Services)	281	21,482
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	863	28,660
Cintas Corp. (Commercial Services & Supplies)	736	85,457
CLARCOR, Inc. (Machinery)	420	34,780
Clean Harbors, Inc.* (Commercial Services & Supplies)	450	24,975
Cognex Corp. (Electronic Equipment, Instruments & Components)	733	49,521
Colfax Corp.* (Machinery)	847	33,033
Conduent, Inc.* (IT Services)	1,465	21,916
Convergys Corp. (IT Services)	823	20,427
CoreLogic, Inc.* (IT Services)	739	26,065
CoStar Group, Inc.* (Internet Software & Services)	284	57,396
Covanta Holding Corp. (Commercial Services & Supplies)	1,120	18,032
Crane Co. (Machinery)	430	30,977
Crown Holdings, Inc.* (Containers & Packaging)	1,199	64,950
CSX Corp. (Road & Rail)	8,058	373,810
Cummins, Inc. (Machinery)	1,329	195,376
Curtiss-Wright Corp. (Aerospace & Defense)	382	37,459
Deere & Co. (Machinery)	2,489	266,447
Deluxe Corp. (Commercial Services & Supplies)	419	30,524
DigitalGlobe, Inc.* (Aerospace & Defense)	535	15,007
Donaldson Co., Inc. (Machinery)	1,134	47,912
Dover Corp. (Machinery)	1,339	104,107
Eagle Materials, Inc. (Construction Materials)	416	43,505
Eaton Corp. PLC (Electrical Equipment)	3,888	275,193
EMCOR Group, Inc. (Construction & Engineering)	521	36,308
Emerson Electric Co. (Electrical Equipment)	5,530	324,389
EnerSys (Electrical Equipment)	376	29,309
Equifax, Inc. (Professional Services)	1,030	120,799
Esterline Technologies Corp.* (Aerospace & Defense)	258	22,098
Euronet Worldwide, Inc.* (IT Services)	450	32,184
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,551	80,776
Fastenal Co. (Trading Companies & Distributors)	2,487	123,553
FedEx Corp. (Air Freight & Logistics)	2,102	397,509
Fidelity National Information Services, Inc. (IT Services)	2,827	224,520
First Data Corp.* (IT Services)	1,626	24,943
Fiserv, Inc.* (IT Services)	1,870	200,894
FleetCor Technologies, Inc.* (IT Services)	802	118,287
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	1,168	41,265
Flowserve Corp. (Machinery)	1,120	55,059
Fluor Corp. (Construction & Engineering)	1,195	66,323
Fortive Corp. (Machinery)	2,586	143,032
Fortune Brands Home & Security, Inc. (Building Products)	1,330	73,323
FTI Consulting, Inc.* (Professional Services)	367	15,465
GATX Corp. (Trading Companies & Distributors)	346	20,006
Generac Holdings, Inc.* (Electrical Equipment)	548	22,062
General Dynamics Corp. (Aerospace & Defense)	2,463	446,000
General Electric Co. (Industrial Conglomerates)	76,116	2,260,645
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	527	39,715
Genpact, Ltd.* (IT Services)	1,172	28,925
Global Payments, Inc. (IT Services)	1,325	102,396
Graco, Inc. (Machinery)	479	42,914
Graphic Packaging Holding Co. (Containers & Packaging)	2,729	34,140
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,726	73,010
HEICO Corp. (Aerospace & Defense)	180	13,851
HEICO Corp.—Class A (Aerospace & Defense)	312	20,686
Hexcel Corp. (Aerospace & Defense)	793	40,721
Hillenbrand, Inc. (Machinery)	542	19,810
Honeywell International, Inc. (Industrial Conglomerates)	6,556	775,706
Hub Group, Inc.*—Class A (Air Freight & Logistics)	289	12,817
Hubbell, Inc. (Electrical Equipment)	444	54,204

See accompanying notes to the financial statements.

134 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	401	$77,778
IDEX Corp. (Machinery)	653	58,874
Illinois Tool Works, Inc. (Machinery)	2,714	345,221
Ingersoll-Rand PLC (Machinery)	2,219	176,078
International Paper Co. (Containers & Packaging)	3,537	200,194
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	323	37,142
Itron, Inc.* (Electronic Equipment, Instruments & Components)	290	17,893
ITT, Inc. (Machinery)	763	31,184
J.B. Hunt Transport Services, Inc. (Road & Rail)	757	75,004
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,595	38,248
Jack Henry & Associates, Inc. (IT Services)	669	60,063
Jacobs Engineering Group, Inc.* (Construction & Engineering)	1,038	60,775
Johnson Controls International PLC (Building Products)	8,058	354,390
Joy Global, Inc. (Machinery)	847	23,818
Kansas City Southern Industries, Inc. (Road & Rail)	927	79,639
KBR, Inc. (Construction & Engineering)	1,224	20,820
Kennametal, Inc. (Machinery)	685	24,482
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,463	54,233
Kirby Corp.* (Marine)	464	29,905
KLX, Inc.* (Aerospace & Defense)	454	22,241
L3 Technologies, Inc. (Aerospace & Defense)	662	105,053
Landstar System, Inc. (Road & Rail)	362	30,625
Lennox International, Inc. (Building Products)	336	52,688
Lincoln Electric Holdings, Inc. (Machinery)	533	44,436
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	191	30,123
Lockheed Martin Corp. (Aerospace & Defense)	2,165	544,129
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,220	23,339
LSC Communications, Inc. (Commercial Services & Supplies)	225	5,900
Macquarie Infrastructure Corp. (Transportation Infrastructure)	645	48,369
Manitowoc Foodservice, Inc.* (Machinery)	1,189	22,805
ManpowerGroup, Inc. (Professional Services)	576	54,985
Martin Marietta Materials, Inc. (Construction Materials)	545	125,132
Masco Corp. (Building Products)	2,827	93,149
MAXIMUS, Inc. (IT Services)	556	30,658
MDU Resources Group, Inc. (Multi-Utilities)	1,677	49,220
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	222	94,712
Moog, Inc.*—Class A (Aerospace & Defense)	280	18,444
MRC Global, Inc.* (Trading Companies & Distributors)	823	16,913
MSA Safety, Inc. (Commercial Services & Supplies)	272	19,407
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	386	39,430
Mueller Industries, Inc. (Machinery)	494	19,888
National Instruments Corp. (Electronic Equipment, Instruments & Components)	911	28,624
NeuStar, Inc.*—Class A (IT Services)	470	15,604
Nordson Corp. (Machinery)	458	51,997
Norfolk Southern Corp. (Road & Rail)	2,512	295,060
Northrop Grumman Corp. (Aerospace & Defense)	1,516	347,285
NOW, Inc.* (Trading Companies & Distributors)	926	19,687
Old Dominion Freight Line, Inc.* (Road & Rail)	594	52,438
Orbital ATK, Inc. (Aerospace & Defense)	504	43,823
Oshkosh Corp. (Machinery)	638	44,424
Owens Corning (Building Products)	975	53,869
Owens-Illinois, Inc.* (Containers & Packaging)	1,397	26,403
PACCAR, Inc. (Machinery)	3,016	203,007
Packaging Corp. of America (Containers & Packaging)	807	74,389
Parker-Hannifin Corp. (Machinery)	1,145	168,464
Paychex, Inc. (IT Services)	2,773	167,184
PayPal Holdings, Inc.* (IT Services)	9,652	383,957
Pentair PLC (Machinery)	1,439	84,369
PerkinElmer, Inc. (Life Sciences Tools & Services)	943	50,158
Quanta Services, Inc.* (Construction & Engineering)	1,304	46,801
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	599	10,273
Raytheon Co. (Aerospace & Defense)	2,526	364,148
Regal Beloit Corp. (Electrical Equipment)	387	28,096
Republic Services, Inc.—Class A (Commercial Services & Supplies)	1,989	114,129
Robert Half International, Inc. (Professional Services)	1,107	52,095
Rockwell Automation, Inc. (Electrical Equipment)	1,102	163,085
Rockwell Collins, Inc. (Aerospace & Defense)	1,119	101,560
Roper Technologies, Inc. (Industrial Conglomerates)	875	167,869
Ryder System, Inc. (Road & Rail)	461	35,774
Sabre Corp. (IT Services)	1,788	43,806
Sealed Air Corp. (Containers & Packaging)	1,661	80,559
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,470	61,667
Silgan Holdings, Inc. (Containers & Packaging)	325	19,016
Sonoco Products Co. (Containers & Packaging)	861	47,312
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	1,047	62,872
Stericycle, Inc.* (Commercial Services & Supplies)	728	56,158
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	3,056	227,215
Teledyne Technologies, Inc.* (Aerospace & Defense)	304	37,352
Terex Corp. (Machinery)	913	29,033
Tetra Tech, Inc. (Commercial Services & Supplies)	491	21,457
Textron, Inc. (Aerospace & Defense)	2,328	110,277
The Advisory Board Co.* (Professional Services)	348	15,834
The Boeing Co. (Aerospace & Defense)	4,939	807,132
The Sherwin-Williams Co. (Chemicals)	692	210,237
The Timken Co. (Machinery)	601	26,684
The Toro Co. (Machinery)	941	55,453
The Valspar Corp. (Chemicals)	626	69,279
Total System Services, Inc. (IT Services)	1,425	72,219
TransDigm Group, Inc. (Aerospace & Defense)	433	93,701
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,153	63,772

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 135

Common Stocks, continued

	Shares	Value
Trinity Industries, Inc. (Machinery)	1,313	$36,160
Triumph Group, Inc. (Aerospace & Defense)	427	11,422
Union Pacific Corp. (Road & Rail)	7,089	755,545
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	5,932	647,359
United Rentals, Inc.* (Trading Companies & Distributors)	721	91,214
United Technologies Corp. (Aerospace & Defense)	6,587	722,397
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	386	25,476
USG Corp.* (Building Products)	783	23,952
Valmont Industries, Inc. (Construction & Engineering)	191	27,504
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	955	17,352
Verisk Analytics, Inc.*—Class A (Professional Services)	1,342	110,903
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,149	19,073
Vulcan Materials Co. (Construction Materials)	1,136	145,783
W.W. Grainger, Inc. (Trading Companies & Distributors)	472	119,213
Wabtec Corp. (Machinery)	770	66,713
Waste Management, Inc. (Commercial Services & Supplies)	3,499	243,180
Watsco, Inc. (Trading Companies & Distributors)	218	33,297
WESCO International, Inc.* (Trading Companies & Distributors)	362	25,593
WestRock Co. (Containers & Packaging)	2,158	115,151
WEX, Inc.* (IT Services)	334	38,186
Woodward, Inc. (Machinery)	478	33,288
XPO Logistics, Inc.* (Air Freight & Logistics)	693	31,005
Xylem, Inc. (Machinery)	1,543	76,085
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	455	38,070
TOTAL COMMON STOCKS (Cost $21,603,295)		24,391,892

Repurchase Agreements(a)(b) (31.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $11,102,137	$11,102,000	$11,102,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,102,000)		11,102,000
TOTAL INVESTMENT SECURITIES (Cost $32,705,295)—99.6%		35,493,892
Net other assets (liabilities)—0.4%		141,800
NET ASSETS—100.0%		$35,635,692

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $5,932,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	2/23/17	1.22%	$14,694,756	$60,581
Dow Jones U.S. Industrials Index	UBS AG	2/23/17	1.07%	14,650,290	103,093
				$29,345,046	$163,674

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Industrials UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$4,240,854	11.8%
Air Freight & Logistics	1,261,879	3.5%
Building Products	784,953	2.2%
Chemicals	279,516	0.8%
Commercial Services & Supplies	629,492	1.8%
Construction & Engineering	336,197	0.9%
Construction Materials	314,420	0.9%
Containers & Packaging	967,890	2.7%
Electrical Equipment	1,138,700	3.2%
Electronic Equipment, Instruments & Components	1,023,310	2.9%
Industrial Conglomerates	4,168,836	11.7%
Internet Software & Services	57,396	0.2%
IT Services	2,837,555	8.0%
Life Sciences Tools & Services	281,692	0.8%
Machinery	3,176,798	8.9%
Marine	29,905	0.1%
Multi-Utilities	49,220	0.1%
Paper & Forest Products	23,339	0.1%
Professional Services	391,563	1.1%
Road & Rail	1,737,610	4.9%
Trading Companies & Distributors	612,398	1.7%
Transportation Infrastructure	48,369	0.1%
Other**	11,243,800	31.6%
Total	$35,635,692	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

136 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (74.6%)

	Shares	Value
2U, Inc.* (Internet Software & Services)	18,106	$616,328
8x8, Inc.* (Software)	41,284	654,351
Akamai Technologies, Inc.* (Internet Software & Services)	22,838	1,566,458
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	64,865	759,569
Alphabet, Inc.*—Class A (Internet Software & Services)	3,750	3,075,713
Alphabet, Inc.*—Class C (Internet Software & Services)	3,758	2,994,337
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	7,614	6,269,976
Arista Networks, Inc.* (Communications Equipment)	9,770	918,380
Blucora, Inc.* (Internet Software & Services)	27,315	412,457
Box, Inc.*—Class A (Internet Software & Services)	35,116	599,430
Citrix Systems, Inc.* (Software)	18,456	1,683,003
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	16,353	683,556
Cornerstone OnDemand, Inc.* (Internet Software & Services)	18,264	743,162
E*TRADE Financial Corp.* (Capital Markets)	39,572	1,481,971
EarthLink Holdings Corp. (Internet Software & Services)	72,732	466,212
eBay, Inc.* (Internet Software & Services)	79,859	2,541,912
Ebix, Inc. (Software)	9,780	542,790
Endurance International Group Holdings, Inc.* (Internet Software & Services)	47,950	369,215
Expedia, Inc. (Internet & Direct Marketing Retail)	13,731	1,669,552
Facebook, Inc.*—Class A (Internet Software & Services)	49,734	6,481,335
GoDaddy, Inc.*—Class A (Internet Software & Services)	18,547	662,684
Groupon, Inc.* (Internet & Direct Marketing Retail)	159,951	551,831
IAC/InterActiveCorp* (Internet Software & Services)	15,486	1,065,592
j2 Global, Inc. (Internet Software & Services)	11,809	989,712
Juniper Networks, Inc. (Communications Equipment)	52,495	1,405,816
LogMeIn, Inc. (Internet Software & Services)	7,838	847,288
Netflix, Inc.* (Internet & Direct Marketing Retail)	23,790	3,347,491
NETGEAR, Inc.* (Communications Equipment)	12,195	693,896
Pandora Media, Inc.* (Internet Software & Services)	61,945	805,285
PayPal Holdings, Inc.* (IT Services)	69,394	2,760,493
Salesforce.com, Inc.* (Software)	38,721	3,062,831
Sonus Networks, Inc.* (Communications Equipment)	48,387	308,709
TD Ameritrade Holding Corp. (Capital Markets)	33,794	1,559,594
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	22,864	1,209,506
TrueCar, Inc.* (Internet Software & Services)	34,877	458,633
Twitter, Inc.* (Internet Software & Services)	78,246	1,378,695
Veeva Systems, Inc.*—Class A (Health Care Technology)	22,906	969,611
VeriSign, Inc.* (Internet Software & Services)	15,445	1,238,843
Vonage Holdings Corp.* (Diversified Telecommunication Services)	85,304	604,805
Web.com Group, Inc.* (Internet Software & Services)	28,498	540,037
Yahoo!, Inc.* (Internet Software & Services)	61,359	2,704,091
TOTAL COMMON STOCKS (Cost $34,447,858)		61,695,150

Repurchase Agreements(a)(b) (24.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $20,522,254	$20,522,000	$20,522,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,522,000)		20,522,000
TOTAL INVESTMENT SECURITIES (Cost $54,969,858)—99.4%		82,217,150
Net other assets (liabilities)—0.6%		523,936
NET ASSETS—100.0%		$82,741,086

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $12,926,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	2/23/17	1.22%	$31,503,750	$175,201
Dow Jones Internet Composite Index	UBS AG	2/23/17	1.07%	30,596,170	181,958
				$62,099,920	$357,159

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 137

Internet UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Capital Markets	$3,041,565	3.7%
Communications Equipment	3,326,801	4.0%
Diversified Telecommunication Services	1,288,361	1.6%
Health Care Technology	1,729,180	2.1%
Internet & Direct Marketing Retail	13,048,356	15.8%
Internet Software & Services	30,557,419	36.9%
IT Services	2,760,493	3.3%
Software	5,942,975	7.2%
Other**	21,045,936	25.4%
Total	$82,741,086	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

138 :: Mobile Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (52.9%)

	Shares	Value
SBA Communications Corp.* (Diversified Telecommunication Services)	18,675	$1,965,731
Sprint Corp.* (Wireless Telecommunication Services)	95,861	884,797
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	14,073	431,337
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	43,406	2,702,892
TOTAL COMMON STOCKS (Cost $4,024,493)		5,984,757

Repurchase Agreements(a)(b) (22.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $2,562,032	$2,562,000	$2,562,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,562,000)		2,562,000
TOTAL INVESTMENT SECURITIES (Cost $6,586,493)—75.6%		8,546,757
Net other assets (liabilities)—24.4%		2,764,287
NET ASSETS—100.0%		$11,311,044

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $303,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	2/23/17	1.22%	$2,442,838	$52,959
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	2/23/17	1.07%	8,471,560	112,320
				$10,914,398	$165,279

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,965,731	17.4%
Wireless Telecommunication Services	4,019,026	35.5%
Other**	5,326,287	47.1%
Total	$11,311,044	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 139

Common Stocks (75.1%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,965	$831,926
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	3,104	75,769
Apache Corp. (Oil, Gas & Consumable Fuels)	8,137	486,755
Baker Hughes, Inc. (Energy Equipment & Services)	9,034	569,865
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	9,949	213,705
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,299	45,933
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,032	239,775
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	15,945	102,845
Chevron Corp. (Oil, Gas & Consumable Fuels)	40,389	4,497,315
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,036	275,288
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,132	436,726
ConocoPhillips (Oil, Gas & Consumable Fuels)	26,508	1,292,530
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,854	90,030
Core Laboratories N.V. (Energy Equipment & Services)	944	110,288
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	11,202	510,139
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,388	22,735
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,895	199,297
Dril-Quip, Inc.* (Energy Equipment & Services)	801	49,822
Energen Corp.* (Oil, Gas & Consumable Fuels)	2,071	111,606
Ensco PLCADR—Class A (Energy Equipment & Services)	6,482	70,783
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	12,327	1,252,177
EQT Corp. (Oil, Gas & Consumable Fuels)	3,681	223,179
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	88,742	7,444,566
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,683	52,493
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,306	69,095
Halliburton Co. (Energy Equipment & Services)	18,487	1,045,810
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,326	165,518
Hess Corp. (Oil, Gas & Consumable Fuels)	5,700	308,826
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,767	109,130
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	41,098	918,129
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	18,130	303,678
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,307	543,301
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,465	100,173
Nabors Industries, Ltd. (Energy Equipment & Services)	6,049	98,296
National Oilwell Varco, Inc. (Energy Equipment & Services)	8,073	305,240
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	4,229	169,498
Noble Corp. PLC (Energy Equipment & Services)	5,205	35,134
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	9,167	364,480
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	5,055	71,478
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,363	1,108,921
Oceaneering International, Inc. (Energy Equipment & Services)	2,088	58,151
OGE Energy Corp. (Electric Utilities)	4,270	143,216
Oil States International, Inc.* (Energy Equipment & Services)	1,100	43,450
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	4,520	249,097
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	3,969	139,788
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,166	88,775
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,339	54,241
Phillips 66 (Oil, Gas & Consumable Fuels)	9,471	773,023
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,631	654,415
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,143	89,694
Range Resources Corp. (Oil, Gas & Consumable Fuels)	4,037	130,557
Rice Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,435	68,116
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	2,683	48,079
Schlumberger, Ltd. (Energy Equipment & Services)	29,779	2,492,800
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,125	44,663
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,059	62,820
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	10,516	94,749
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	15,004	624,917
Superior Energy Services, Inc.* (Energy Equipment & Services)	3,261	57,622
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,886	223,911
TechnipFMC PLC* (Energy Equipment & Services)	10,061	338,251
Tesoro Corp. (Oil, Gas & Consumable Fuels)	2,506	202,610
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	17,461	503,575
Transocean, Ltd.* (Energy Equipment & Services)	8,336	116,454
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,543	91,253
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	9,671	635,965
Weatherford International PLC* (Energy Equipment & Services)	20,987	109,342

See accompanying notes to the financial statements.

140 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,703	$59,622
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	6,099	67,638
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,523	67,743
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,335	116,107
TOTAL COMMON STOCKS (Cost $21,204,993)		33,372,898

Repurchase Agreements(a)(b) (26.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $11,822,146	$11,822,000	$11,822,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,822,000)		11,822,000
TOTAL INVESTMENT SECURITIES (Cost $33,026,993)—101.7%		45,194,898
Net other assets (liabilities)—(1.7)%		(771,760)
NET ASSETS—100.0%		$44,423,138

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $7,672,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/17	1.22%	$15,416,711	$(180,303)
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/17	1.22%	17,777,714	(221,909)
				$33,194,425	$(402,212)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Electric Utilities	$143,216	0.3%
Energy Equipment & Services	5,917,668	13.3%
Oil, Gas & Consumable Fuels	27,259,521	61.4%
Semiconductors & Semiconductor Equipment	52,493	0.1%
Other**	11,050,240	24.9%
Total	$44,423,138	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 141

Common Stocks (64.2%)

	Shares	Value
Baker Hughes, Inc. (Energy Equipment & Services)	17,771	$1,120,994
Core Laboratories N.V. (Energy Equipment & Services)	1,854	216,603
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,700	44,226
Dril-Quip, Inc.* (Energy Equipment & Services)	1,567	97,467
Ensco PLCADR—Class A (Energy Equipment & Services)	12,736	139,077
Halliburton Co. (Energy Equipment & Services)	36,342	2,055,866
Helmerich & Payne, Inc. (Energy Equipment & Services)	4,535	322,711
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	80,691	1,802,637
Nabors Industries, Ltd. (Energy Equipment & Services)	11,922	193,733
National Oilwell Varco, Inc. (Energy Equipment & Services)	15,868	599,969
Noble Corp. PLC (Energy Equipment & Services)	10,229	69,046
Oceaneering International, Inc. (Energy Equipment & Services)	4,129	114,993
OGE Energy Corp. (Electric Utilities)	8,403	281,837
Oil States International, Inc.* (Energy Equipment & Services)	2,151	84,965
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,843	487,338
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	6,216	174,297
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	5,285	94,707
Schlumberger, Ltd. (Energy Equipment & Services)	58,477	4,895,109
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	2,223	88,253
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	29,493	1,228,383
Superior Energy Services, Inc.* (Energy Equipment & Services)	6,390	112,911
TechnipFMC PLC* (Energy Equipment & Services)	19,758	664,264
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	34,289	988,895
Transocean, Ltd.* (Energy Equipment & Services)	16,373	228,731
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	3,020	178,603
Weatherford International PLC* (Energy Equipment & Services)	41,225	214,782
TOTAL COMMON STOCKS (Cost $12,859,975)		16,500,397

Repurchase Agreements(a)(b) (35.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $9,040,112	$9,040,000	$9,040,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,040,000)		9,040,000
TOTAL INVESTMENT SECURITIES (Cost $21,899,975)—99.4%		25,540,397
Net other assets (liabilities)—0.6%		150,287
NET ASSETS—100.0%		$25,690,684

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $4,608,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	2/23/17	1.22%	$12,106,605	$(23,488)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	2/23/17	1.07%	9,899,039	28,244
				$22,005,644	$4,756

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

142 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Electric Utilities	$281,837	1.1%
Energy Equipment & Services	11,623,054	45.2%
Oil, Gas & Consumable Fuels	4,595,506	17.9%
Other**	9,190,287	35.8%
Total	$25,690,684	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 143

Common Stocks (59.6%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	499	$9,531
Allergan PLC* (Pharmaceuticals)	2,164	473,678
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,640	473,902
Catalent, Inc.* (Pharmaceuticals)	726	19,428
Eli Lilly & Co. (Pharmaceuticals)	5,602	431,522
Endo International PLC* (Pharmaceuticals)	1,136	13,905
Horizon Pharma PLC* (Pharmaceuticals)	929	15,208
Impax Laboratories, Inc.* (Pharmaceuticals)	432	5,681
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	344	41,940
Johnson & Johnson (Pharmaceuticals)	15,704	1,778,477
Mallinckrodt PLC* (Pharmaceuticals)	620	30,213
Merck & Co., Inc. (Pharmaceuticals)	15,907	986,075
Mylan N.V.* (Pharmaceuticals)	2,663	101,327
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	210	8,075
Perrigo Co. PLC (Pharmaceuticals)	830	63,205
Pfizer, Inc. (Pharmaceuticals)	35,024	1,111,311
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	310	16,356
TESARO, Inc.* (Biotechnology)	205	33,382
The Medicines Co.* (Pharmaceuticals)	399	14,384
Zoetis, Inc. (Pharmaceuticals)	2,843	156,194
TOTAL COMMON STOCKS (Cost $3,264,611)		5,783,794

Repurchase Agreements(a)(b) (23.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $2,227,028	$2,227,000	$2,227,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,227,000)		2,227,000
TOTAL INVESTMENT SECURITIES (Cost $5,491,611)—82.6%		8,010,794
Net other assets (liabilities)—17.4%		1,683,346
NET ASSETS—100.0%		$9,694,140

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $1,425,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	2/23/17	1.22%	$4,117,679	$12,333
Dow Jones U.S. Pharmaceuticals Index	UBS AG	2/23/17	1.07%	4,596,426	17,861
				$8,714,105	$30,194

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2017:

		% of
	Value	Net Assets
Biotechnology	$33,382	0.3%
Pharmaceuticals	5,750,412	59.3%
Other**	3,910,346	40.4%
Total	$9,694,140	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

144 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (70.5%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	43,601	$2,079,768
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	78,994	1,004,014
Barrick Gold Corp.ADR (Metals & Mining)	225,601	4,160,081
Coeur Mining, Inc.* (Metals & Mining)	36,364	423,641
Companhia de Minas Buenaventura S.A.A.ADR (Metals & Mining)	35,750	492,993
Eldorado Gold Corp.* (Metals & Mining)	138,710	489,646
Franco-Nevada Corp. (Metals & Mining)	34,507	2,244,335
Gold Fields, Ltd.ADR (Metals & Mining)	144,717	507,957
Goldcorp, Inc. (Metals & Mining)	165,239	2,671,915
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	71,706	182,850
Hecla Mining Co. (Metals & Mining)	76,514	492,750
Kinross Gold Corp.* (Metals & Mining)	241,008	939,931
McEwen Mining, Inc. (Metals & Mining)	43,487	170,904
New Gold, Inc.* (Metals & Mining)	99,330	265,211
Newmont Mining Corp. (Metals & Mining)	102,746	3,727,625
Pan American Silver Corp. (Metals & Mining)	29,460	575,354
Randgold Resources, Ltd.ADR (Metals & Mining)	18,163	1,542,765
Royal Gold, Inc. (Metals & Mining)	12,642	912,373
Sibanye Gold, Ltd.ADR (Metals & Mining)	31,427	284,729
Silver Wheaton Corp. (Metals & Mining)	85,412	1,890,168
Stillwater Mining Co.* (Metals & Mining)	23,445	398,565
Tahoe Resources, Inc. (Metals & Mining)	60,213	550,347
Yamana Gold, Inc. (Metals & Mining)	183,429	607,150
TOTAL COMMON STOCKS (Cost $17,047,940)		26,615,072

Repurchase Agreements(a)(b) (20.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $7,810,097	$7,810,000	$7,810,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,810,000)		7,810,000
TOTAL INVESTMENT SECURITIES (Cost $24,857,940)—91.2%		34,425,072
Net other assets (liabilities)—8.8%		3,333,203
NET ASSETS—100.0%		$37,758,275

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $5,678,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/17	1.22%	$14,912,934	$20,124
Dow Jones Precious Metals Index	UBS AG	2/23/17	1.47%	15,260,731	126,802
				$30,173,665	$146,926

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Metals & Mining	$26,615,072	70.5%
Other**	11,143,203	29.5%
Total	$37,758,275	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 145

Common Stocks (74.6%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	559	$17,799
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,297	42,886
Alexander & Baldwin, Inc. (Real Estate Management & Development)	317	14,113
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	548	60,729
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	916	44,536
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,502	33,465
American Tower Corp. (Equity Real Estate Investment Trusts)	2,949	305,221
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	7,070	72,256
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	1,088	47,948
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,084	21,702
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	950	164,645
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	654	19,940
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,064	139,278
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,216	19,578
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,813	43,748
Camden Property Trust (Equity Real Estate Investment Trusts)	604	50,476
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	584	14,431
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,182	12,825
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,084	63,269
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,234	21,755
Colony NorthStar, Inc.—Class A (Equity Real Estate Investment Trusts)	3,849	53,578
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	856	19,046
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	972	25,544
Corecivic, Inc. (Equity Real Estate Investment Trusts)	817	23,726
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	236	20,327
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	661	21,033
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,377	20,205
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,499	219,486
CubeSmart (Equity Real Estate Investment Trusts)	1,247	31,337
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	515	24,802
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,053	7,971
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	632	28,244
DDR Corp. (Equity Real Estate Investment Trusts)	2,136	32,424
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,391	15,677
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,104	118,824
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,001	37,878
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,460	59,852
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	525	24,927
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	227	16,065
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	506	20,346
EPR Properties (Equity Real Estate Investment Trusts)	439	32,473
Equinix, Inc. (Equity Real Estate Investment Trusts)	493	189,794
Equity Commonwealth* (Equity Real Estate Investment Trusts)	873	26,908
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	554	40,963
Equity One, Inc. (Equity Real Estate Investment Trusts)	646	20,149
Equity Residential (Equity Real Estate Investment Trusts)	2,538	154,234
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	454	101,832
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	874	62,972
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	496	69,653
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	812	20,990
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,510	34,186
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	417	9,095
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,347	42,606
GGP, Inc. (Equity Real Estate Investment Trusts)	4,048	100,552
Gramercy Property Trust (Equity Real Estate Investment Trusts)	976	25,708
HCP, Inc. (Equity Real Estate Investment Trusts)	3,241	98,267
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	804	24,289
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	984	28,605
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	696	35,781
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,139	35,457
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	5,129	92,681

See accompanying notes to the financial statements.

146 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,012	$35,835
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	771	11,233
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,697	60,753
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	317	32,661
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	676	50,599
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,951	73,450
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	580	13,932
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	574	43,348
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	782	23,593
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,479	15,855
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,018	39,081
Life Storage, Inc. (Equity Real Estate Investment Trusts)	319	25,983
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	621	17,400
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,220	28,305
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,574	20,309
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	786	74,631
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	275	20,347
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,019	44,428
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,742	26,391
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,351	43,327
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	955	26,196
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,213	20,245
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	796	21,603
Parkway, Inc.* (Equity Real Estate Investment Trusts)	298	6,344
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	498	14,895
Physicians Realty Trust (Equity Real Estate Investment Trusts)	943	17,493
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,004	21,807
Potlatch Corp. (Equity Real Estate Investment Trusts)	280	11,536
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,667	179,133
Public Storage (Equity Real Estate Investment Trusts)	1,035	222,524
Quality Care Properties* (Equity Real Estate Investment Trusts)	652	12,036
Rayonier, Inc. (Equity Real Estate Investment Trusts)	849	23,679
Realogy Holdings Corp. (Real Estate Management & Development)	991	25,677
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,796	107,095
Regency Centers Corp. (Equity Real Estate Investment Trusts)	722	50,345
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,645	24,626
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	862	20,007
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	355	21,719
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,646	31,356
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,180	400,618
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	705	76,824
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	3,351	35,253
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,779	39,601
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,080	25,553
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	461	36,308
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,503	22,124
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	664	22,702
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	421	29,824
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	521	21,632
The Howard Hughes Corp.* (Real Estate Management & Development)	251	26,759
The Macerich Co. (Equity Real Estate Investment Trusts)	835	57,356
The St Joe Co.* (Real Estate Management & Development)	516	8,695
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	2,412	21,153
UDR, Inc. (Equity Real Estate Investment Trusts)	1,856	64,867
Urban Edge Properties (Equity Real Estate Investment Trusts)	637	17,817
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,455	151,400
VEREIT, Inc. (Equity Real Estate Investment Trusts)	6,757	57,637
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,192	126,722
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,289	12,439
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	518	16,291

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 147

Common Stocks, continued

	Shares	Value
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	819	$29,181
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,514	166,678
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	5,186	162,477
WP Carey, Inc. (Equity Real Estate Investment Trusts)	736	45,588
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	741	13,597
TOTAL COMMON STOCKS (Cost $2,718,473)		6,527,960

Repurchase Agreements(a)(b) (25.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $2,217,027	$2,217,000	$2,217,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,217,000)		2,217,000
TOTAL INVESTMENT SECURITIES (Cost $4,935,473)—100.0%		8,744,960
Net other assets (liabilities)—NM		(1,785)
NET ASSETS—100.0%		$8,743,175

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $1,297,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/17	1.22%	$2,569,496	$(45,792)
Dow Jones U.S. Real Estate Index	UBS AG	2/23/17	1.07%	4,005,442	(53,678)
				$6,574,938	$(99,470)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$6,073,291	69.4%
Mortgage Real Estate Investment Trusts	283,495	3.2%
Real Estate Management & Development	171,174	2.0%
Other**	2,215,215	25.4%
Total	$8,743,175	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

148 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (65.1%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	100,926	$1,046,603
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	41,015	3,073,664
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	143,488	4,914,464
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	52,803	10,534,198
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	8,857	586,422
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	8,456	510,066
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	13,304	366,924
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	42,601	502,692
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	17,719	446,342
Intel Corp. (Semiconductors & Semiconductor Equipment)	629,421	23,175,280
InterDigital, Inc. (Communications Equipment)	4,639	433,283
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	20,665	1,758,798
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	21,689	2,491,199
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	31,829	2,009,365
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	59,132	879,293
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	37,521	1,668,934
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	28,632	1,928,365
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	137,091	3,305,264
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	15,125	803,894
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	71,683	7,826,350
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	55,427	738,288
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	16,950	1,088,360
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	196,128	10,479,119
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	8,691	286,368
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	5,549	361,795
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	24,720	2,267,813
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	4,714	265,775
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	26,828	761,379
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	132,645	10,020,003
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	14,397	402,396
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	33,540	1,952,028
TOTAL COMMON STOCKS (Cost $84,956,587)		96,884,724

Repurchase Agreements(a)(b) (33.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $50,074,620	$50,074,000	$50,074,000
TOTAL REPURCHASE AGREEMENTS (Cost $50,074,000)		50,074,000
TOTAL INVESTMENT SECURITIES (Cost $135,030,587)—98.8%		146,958,724
Net other assets (liabilities)—1.2%		1,712,275
NET ASSETS—100.0%		$148,670,999

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $26,520,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 149

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/23/17	1.22%	$63,604,337	$948,986
Dow Jones U.S. Semiconductors Index	UBS AG	2/23/17	1.07%	62,727,403	874,291
				$126,331,740	$1,823,277

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Communications Equipment	$433,283	0.3%
Semiconductors & Semiconductor Equipment	96,451,441	64.8%
Other**	51,786,275	34.9%
Total	$148,670,999	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

150 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (74.2%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	729	$12,021
ACI Worldwide, Inc.* (Software)	802	15,559
Adobe Systems, Inc.* (Software)	3,391	384,472
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,186	53,779
Akamai Technologies, Inc.* (Internet Software & Services)	1,181	81,005
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,262	14,778
Alphabet, Inc.*—Class A (Internet Software & Services)	2,021	1,657,604
Alphabet, Inc.*—Class C (Internet Software & Services)	2,026	1,614,297
Amdocs, Ltd. (IT Services)	1,027	60,295
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,101	157,449
ANSYS, Inc.* (Software)	590	55,023
Apple, Inc. (Technology Hardware, Storage & Peripherals)	36,377	4,414,349
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,374	252,560
Arista Networks, Inc.* (Communications Equipment)	282	26,508
ARRIS International PLC* (Communications Equipment)	1,301	37,183
Aspen Technology, Inc.* (Software)	525	27,883
athenahealth, Inc.* (Health Care Technology)	269	33,891
Autodesk, Inc.* (Software)	1,337	108,752
Blackbaud, Inc. (Software)	325	21,323
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,713	541,243
Brocade Communications Systems, Inc. (Communications Equipment)	2,743	34,205
CA, Inc. (Software)	2,137	66,824
CACI International, Inc.*—Class A (IT Services)	164	20,139
Cadence Design Systems, Inc.* (Software)	1,956	50,915
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	459	30,390
CDK Global, Inc. (Software)	1,021	63,864
CDW Corp. (Electronic Equipment, Instruments & Components)	1,097	56,506
Cerner Corp.* (Health Care Technology)	2,063	110,804
Ciena Corp.* (Communications Equipment)	950	23,123
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	436	26,300
Cisco Systems, Inc. (Communications Equipment)	34,246	1,052,037
Citrix Systems, Inc.* (Software)	1,065	97,117
Cognizant Technology Solutions Corp.* (IT Services)	4,139	217,670
CommScope Holding Co., Inc.* (Communications Equipment)	1,317	49,809
CommVault Systems, Inc.* (Software)	287	14,092
Computer Sciences Corp. (IT Services)	961	59,774
Corning, Inc. (Electronic Equipment, Instruments & Components)	6,491	171,947
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	681	18,782
CSRA, Inc. (IT Services)	993	30,803
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,191	25,854
Dell Technologies, Inc.*—Class V (Software)	1,520	95,745
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	511	13,899
DST Systems, Inc. (IT Services)	217	24,988
Dycom Industries, Inc.* (Construction & Engineering)	213	17,181
eBay, Inc.* (Internet Software & Services)	7,093	225,770
EchoStar Corp.* (Communications Equipment)	317	16,145
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	319	14,336
Ellie Mae, Inc.* (Software)	228	18,865
EPAM Systems, Inc.* (IT Services)	306	19,694
F5 Networks, Inc.* (Communications Equipment)	447	59,911
Facebook, Inc.*—Class A (Internet Software & Services)	15,969	2,081,079
Fair Isaac Corp. (Software)	210	25,893
Finisar Corp.* (Communications Equipment)	753	22,266
FireEye, Inc.* (Software)	1,040	14,092
Fortinet, Inc.* (Software)	1,004	33,393
Garmin, Ltd. (Household Durables)	786	37,956
Gartner, Inc.* (IT Services)	563	55,940
GrubHub, Inc.* (Internet Software & Services)	583	24,224
Guidewire Software, Inc.* (Software)	500	26,165
Harris Corp. (Communications Equipment)	846	86,893
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	11,368	257,826
HP, Inc. (Technology Hardware, Storage & Peripherals)	11,674	175,694
IAC/InterActiveCorp* (Internet Software & Services)	500	34,405
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	914	23,024
Intel Corp. (Semiconductors & Semiconductor Equipment)	32,330	1,190,390
InterDigital, Inc. (Communications Equipment)	233	21,762
International Business Machines Corp. (IT Services)	5,905	1,030,540
Intuit, Inc. (Software)	1,664	197,317
j2 Global, Inc. (Internet Software & Services)	328	27,490
Juniper Networks, Inc. (Communications Equipment)	2,595	69,494
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,068	90,897
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,113	127,839
Leidos Holdings, Inc. (IT Services)	975	47,112
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,640	103,533
Lumentum Holdings, Inc.* (Communications Equipment)	374	14,193
Manhattan Associates, Inc.* (Software)	484	24,810
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,041	45,220
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,933	85,980

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 151

Common Stocks, continued

	Shares	Value
Medidata Solutions, Inc.* (Health Care Technology)	374	$18,528
Mentor Graphics Corp. (Software)	749	27,646
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,472	99,139
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,042	169,783
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	784	41,670
Microsoft Corp. (Software)	53,044	3,429,294
Motorola Solutions, Inc. (Communications Equipment)	1,130	91,202
NCR Corp.* (Technology Hardware, Storage & Peripherals)	845	36,352
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,878	71,965
NetScout Systems, Inc.* (Communications Equipment)	625	20,813
Nuance Communications, Inc.* (Software)	1,749	27,739
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,679	401,673
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,844	37,882
Oracle Corp. (Software)	20,446	820,089
Palo Alto Networks, Inc.* (Communications Equipment)	625	92,225
Pandora Media, Inc.* (Internet Software & Services)	1,560	20,280
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,267	20,170
Plantronics, Inc. (Communications Equipment)	226	12,787
Proofpoint, Inc.* (Software)	290	23,246
PTC, Inc.* (Software)	791	41,583
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	870	55,863
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	10,077	538,413
Red Hat, Inc.* (Software)	1,225	92,953
Salesforce.com, Inc.* (Software)	4,353	344,322
Science Applications International Corp. (IT Services)	306	24,915
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,010	90,752
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	449	14,795
ServiceNow, Inc.* (Software)	1,120	101,494
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	284	18,517
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,267	116,235
Splunk, Inc.* (Software)	917	53,058
SS&C Technologies Holdings, Inc. (Software)	1,161	37,303
Symantec Corp. (Software)	4,254	117,198
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	237	13,362
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	197	23,675
Synopsys, Inc.* (Software)	1,033	64,965
Tableau Software, Inc.*—Class A (Software)	395	18,897
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	239	20,449
Teradata Corp.* (IT Services)	885	25,984
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,374	38,994
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,820	515,182
The Ultimate Software Group, Inc.* (Software)	196	37,957
Twitter, Inc.* (Internet Software & Services)	4,096	72,172
Tyler Technologies, Inc.* (Software)	226	33,001
Vantiv, Inc.* (IT Services)	1,068	66,472
Veeva Systems, Inc.*—Class A (Health Care Technology)	691	29,250
Verint Systems, Inc.* (Software)	432	16,135
VeriSign, Inc.* (Internet Software & Services)	620	49,730
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	743	20,767
ViaSat, Inc.* (Communications Equipment)	352	22,848
Viavi Solutions, Inc.* (Communications Equipment)	1,570	14,052
VMware, Inc.*—Class A (Software)	485	42,457
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,948	155,314
Workday, Inc.*—Class A (Software)	831	69,048
Xerox Corp. (Technology Hardware, Storage & Peripherals)	5,810	40,263
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,724	100,337
Yahoo!, Inc.* (Internet Software & Services)	5,987	263,847
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	664	21,221
Zillow Group, Inc.*—Class A (Internet Software & Services)	310	11,154
Zillow Group, Inc.*—Class C (Internet Software & Services)	717	25,367
TOTAL COMMON STOCKS (Cost $19,954,463)		27,195,674

Repurchase Agreements(a)(b) (26.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $9,713,120	$9,713,000	$9,713,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,713,000)		9,713,000
TOTAL INVESTMENT SECURITIES (Cost $29,667,463)—100.7%		36,908,674
Net other assets (liabilities)—(0.7)%		(270,935)
NET ASSETS—100.0%		$36,637,739

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $5,728,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

152 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	2/23/17	1.22%	$13,726,304	$103,360
Dow Jones U.S. Technology Index	UBS AG	2/23/17	1.07%	14,008,844	162,449
				$27,735,148	$265,809

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Commercial Services & Supplies	$20,171	0.1%
Communications Equipment	1,767,456	4.8%
Construction & Engineering	17,181	NM
Diversified Telecommunication Services	21,221	0.1%
Electronic Equipment, Instruments & Components	272,577	0.7%
Health Care Technology	207,251	0.6%
Household Durables	37,956	0.1%
Internet Software & Services	6,188,424	16.9%
IT Services	1,684,326	4.6%
Semiconductors & Semiconductor Equipment	4,955,852	13.5%
Software	6,740,488	18.4%
Technology Hardware, Storage & Peripherals	5,282,771	14.4%
Other**	9,442,065	25.8%
Total	$36,637,739	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 153

Common Stocks (51.0%)

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	146,971	$6,196,297
CenturyLink, Inc. (Diversified Telecommunication Services)	13,066	337,887
Frontier Communications Corp. (Diversified Telecommunication Services)	28,081	98,003
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	6,951	413,306
SBA Communications Corp.* (Diversified Telecommunication Services)	2,950	310,517
Sprint Corp.* (Wireless Telecommunication Services)	15,213	140,416
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,249	68,932
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	6,912	430,410
Verizon Communications, Inc. (Diversified Telecommunication Services)	97,573	4,782,053
TOTAL COMMON STOCKS (Cost $11,649,304)		12,777,821

Repurchase Agreements(a)(b) (29.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $7,350,091	$7,350,000	$7,350,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,350,000)		7,350,000
TOTAL INVESTMENT SECURITIES (Cost $18,999,304)—80.3%		20,127,821
Net other assets (liabilities)—19.7%		4,949,317
NET ASSETS—100.0%		$25,077,138

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $4,909,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	2/23/17	1.22%	$12,332,967	$(266,866)
Dow Jones U.S. Telecommunications Index	UBS AG	2/23/17	1.07%	12,465,260	(239,510)
				$24,798,227	$(506,376)

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Diversified Telecommunication Services	$12,138,063	48.4%
Wireless Telecommunication Services	639,758	2.6%
Other**	12,299,317	49.0%
Total	$25,077,138	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

154 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (72.9%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	879	$57,443
Alliant Energy Corp. (Electric Utilities)	4,076	153,461
Ameren Corp. (Multi-Utilities)	4,348	228,922
American Electric Power Co., Inc. (Electric Utilities)	8,835	565,970
American Water Works Co., Inc. (Water Utilities)	3,195	234,640
Aqua America, Inc. (Water Utilities)	3,182	96,765
Atmos Energy Corp. (Gas Utilities)	1,867	142,228
Avista Corp. (Multi-Utilities)	1,143	44,166
Black Hills Corp. (Multi-Utilities)	958	59,923
Calpine Corp.* (Independent Power & Renewable Electricity Producers)	6,457	76,193
CenterPoint Energy, Inc. (Multi-Utilities)	7,733	202,682
CMS Energy Corp. (Multi-Utilities)	5,027	214,150
Consolidated Edison, Inc. (Multi-Utilities)	5,473	406,918
Dominion Resources, Inc. (Multi-Utilities)	11,888	906,816
DTE Energy Co. (Multi-Utilities)	3,226	318,213
Duke Energy Corp. (Electric Utilities)	12,365	971,147
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	2,101	20,065
Edison International (Electric Utilities)	5,847	426,129
El Paso Electric Co. (Electric Utilities)	739	33,920
Entergy Corp. (Electric Utilities)	3,220	230,681
Eversource Energy (Electric Utilities)	5,688	314,660
Exelon Corp. (Electric Utilities)	16,587	595,142
FirstEnergy Corp. (Electric Utilities)	7,653	232,039
Great Plains Energy, Inc. (Electric Utilities)	3,866	106,508
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,939	64,918
IDACORP, Inc. (Electric Utilities)	899	71,938
National Fuel Gas Co. (Gas Utilities)	1,541	86,527
New Jersey Resources Corp. (Gas Utilities)	1,536	57,907
NextEra Energy, Inc. (Electric Utilities)	8,388	1,037,763
NiSource, Inc. (Multi-Utilities)	5,807	129,903
NorthWestern Corp. (Multi-Utilities)	881	50,314
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	5,677	93,898
ONE Gas, Inc. (Gas Utilities)	939	60,678
PG&E Corp. (Electric Utilities)	9,082	562,085
Pinnacle West Capital Corp. (Electric Utilities)	1,998	155,105
PNM Resources, Inc. (Electric Utilities)	1,423	48,951
Portland General Electric Co. (Electric Utilities)	1,596	69,602
PPL Corp. (Electric Utilities)	12,217	425,640
Public Service Enterprise Group, Inc. (Multi-Utilities)	9,087	402,100
SCANA Corp. (Multi-Utilities)	2,573	176,765
Sempra Energy (Multi-Utilities)	4,482	458,911
South Jersey Industries, Inc. (Gas Utilities)	1,415	46,695
Southwest Gas Corp. (Gas Utilities)	863	69,532
Spire, Inc. (Gas Utilities)	824	53,560
The AES Corp. (Independent Power & Renewable Electricity Producers)	11,830	135,334
The Southern Co. (Electric Utilities)	17,596	869,770
UGI Corp. (Gas Utilities)	3,114	144,397
Vectren Corp. (Multi-Utilities)	1,492	81,896
WEC Energy Group, Inc. (Multi-Utilities)	5,680	335,404
Westar Energy, Inc. (Electric Utilities)	2,548	139,350
WGL Holdings, Inc. (Gas Utilities)	916	75,057
Xcel Energy, Inc. (Electric Utilities)	9,131	377,293
TOTAL COMMON STOCKS (Cost $9,067,509)		12,920,074

Repurchase Agreements(a)(b) (41.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $7,295,090	$7,295,000	$7,295,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,295,000)		7,295,000
TOTAL INVESTMENT SECURITIES (Cost $16,362,509)—114.1%		20,215,074
Net other assets (liabilities)—(14.1)%		(2,503,020)
NET ASSETS—100.0%		$17,712,054

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $3,694,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	2/23/17	1.22%	$7,050,906	$134,857
Dow Jones U.S. Utilities Index	UBS AG	2/23/17	1.07%	6,552,507	152,596
				$13,603,413	$287,453

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 155

Utilities UltraSector ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Electric Utilities	$7,509,515	42.3%
Gas Utilities	736,581	4.2%
Independent Power & Renewable Electricity Producers	325,490	1.8%
Multi-Utilities	4,017,083	22.7%
Water Utilities	331,405	1.9%
Other**	4,791,980	27.1%
Total	$17,712,054	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

156 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a)(b) (41.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $3,295,041	$3,295,000	$3,295,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,295,000)		3,295,000
TOTAL INVESTMENT SECURITIES (Cost $3,295,000)—41.7%		3,295,000
Net other assets (liabilities)—58.3%(c)		4,611,953
NET ASSETS—100.0%		$7,906,953

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $693,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Amount includes $4,560,639 of net capital shares receivable as of January 31, 2017.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/17	(0.87)%	$(3,998,820)	$26,531
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/17	(0.57)%	(3,895,188)	16,221
				$(7,894,008)	$42,752

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 157

Repurchase Agreements(a)(b) (77.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $4,281,053	$4,281,000	$4,281,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,281,000)		4,281,000
TOTAL INVESTMENT SECURITIES (Cost $4,281,000)—77.3%		4,281,000
Net other assets (liabilities)—22.7%		1,256,011
NET ASSETS—100.0%		$5,537,011

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $1,103,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/17	(0.62)%	$(2,454,128)	$64,876
Dow Jones Precious Metals Index	UBS AG	2/23/17	(0.47)%	(3,056,658)	(22,889)
				$(5,510,786)	$41,987

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

158 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a)(b) (104.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $862,011	$862,000	$862,000
TOTAL REPURCHASE AGREEMENTS (Cost $862,000)		862,000
TOTAL INVESTMENT SECURITIES (Cost $862,000)—104.6%		862,000
Net other assets (liabilities)—(4.6)%		(37,841)
NET ASSETS—100.0%		$824,159

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $238,000.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/17	(0.87)%	$(235,028)	$9,352
Dow Jones U.S. Real Estate Index	UBS AG	2/23/17	(0.47)%	(587,870)	7,799
				$(822,898)	$17,151

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 159

U.S. Treasury Obligation (21.8%)

	Principal Amount	Value
U.S. Treasury Bonds, 2.88%, 11/15/46	$5,920,000	$5,716,963
TOTAL U.S. TREASURY OBLIGATION (Cost $5,846,327)		5,716,963

Repurchase Agreements(a)(b) (77.6%)
Repurchase Agreements with various counterparties, rates 0.43%–0.48%, dated 1/31/17, due 2/1/17, total to be received $20,354,252	20,354,000	20,354,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,354,000)		20,354,000
TOTAL INVESTMENT SECURITIES (Cost $26,200,327)—99.4%		26,070,963
Net other assets (liabilities)—0.6%		147,510
NET ASSETS—100.0%		$26,218,473

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $209,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.88% due on 11/15/46	Citibank North America	2/6/17	0.60%	$22,500,883	$449,730
30-Year U.S. Treasury Bond, 2.88% due on 11/15/46	Societe’ Generale	2/6/17	0.28%	2,414,258	(16,490)
				$24,915,141	$433,240

^                  Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

160 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $12,592,156	$12,592,000	$12,592,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,592,000)		12,592,000
TOTAL INVESTMENT SECURITIES (Cost $12,592,000)—100.0%		12,592,000
Net other assets (liabilities)—NM		1,193
NET ASSETS—100.0%		$12,593,193

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $44,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 2.00% due on 11/15/26	Citibank North America	2/6/17	(0.30)%	$(5,766,094)	$4,575
10-Year U.S. Treasury Note, 2.00% due on 11/15/26	Societe’ Generale	2/6/17	(0.71)%	(6,727,109)	11,253
				$(12,493,203)	$15,828

^ Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 161

Repurchase Agreements(a)(b) (92.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $40,964,507	$40,964,000	$40,964,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,964,000)		40,964,000
TOTAL INVESTMENT SECURITIES (Cost $40,964,000)—92.7%		40,964,000
Net other assets (liabilities)—7.3%		3,205,350
NET ASSETS—100.0%		$44,169,350

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $548,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.88% due on 11/15/46	Citibank North America	2/6/17	(0.30)%	$(45,098,336)	$(90,201)
30-Year U.S. Treasury Bond, 2.88% due on 11/15/46	Societe’ Generale	2/6/17	(0.72)%	(9,753,602)	69,396
				$(54,851,938)	$(20,805)

^ Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

162 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a)(b) (101.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%-0.48%, dated 1/31/17, due 2/1/17, total to be received $26,246,325	$26,246,000	$26,246,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,246,000)		26,246,000
TOTAL INVESTMENT SECURITIES (Cost $26,246,000)—101.4%		26,246,000
Net other assets (liabilities)—(1.4)%		(366,992)
NET ASSETS—100.0%		$25,879,008

(a)         A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $4,353,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 163

At January 31, 2017, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/3/17	1,684,422	$2,032,811	$2,118,765	$(85,954)
Canadian dollar vs. U.S. dollar	2/3/17	2,621,660	1,973,993	2,015,014	(41,021)
Euro vs. U.S. dollar	2/3/17	10,285,220	10,771,402	11,102,989	(331,587)
Japanese yen vs. U.S. dollar	2/3/17	158,421,497	1,358,535	1,403,432	(44,897)
Swedish krona vs. U.S. dollar	2/3/17	6,198,891	678,735	708,986	(30,251)
Swiss franc vs. U.S. dollar	2/3/17	900,042	880,125	909,910	(29,785)
Total Short Contracts			$17,695,601	$18,259,096	$(563,495)
Long:
British pound vs. U.S. dollar	2/3/17	582,138	$722,276	$732,247	$9,971
Canadian dollar vs. U.S. dollar	2/3/17	597,481	451,783	459,225	7,442
Euro vs. U.S. dollar	2/3/17	2,973,366	3,179,902	3,209,776	29,874
Japanese yen vs. U.S. dollar	2/3/17	86,746,750	761,866	768,476	6,610
Swedish krona vs. U.S. dollar	2/3/17	2,040,290	229,320	233,354	4,034
Swiss franc vs. U.S. dollar	2/3/17	195,935	195,421	198,083	2,662
Total Long Contracts			$5,540,568	$5,601,161	$60,593

At January 31, 2017, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/3/17	1,821,646	$2,199,195	$2,291,372	$(92,177)
Canadian dollar vs. U.S. dollar	2/3/17	1,711,842	1,289,507	1,315,725	(26,218)
Euro vs. U.S. dollar	2/3/17	9,191,621	9,632,915	9,922,440	(289,525)
Japanese yen vs. U.S. dollar	2/3/17	407,016,736	3,489,696	3,605,699	(116,003)
Swedish krona vs. U.S. dollar	2/3/17	7,409,433	811,765	847,439	(35,674)
Swiss franc vs. U.S. dollar	2/3/17	403,544	394,937	407,969	(13,032)
Total Short Contracts			$17,818,015	$18,390,644	$(572,629)
Long:
British pound vs. U.S. dollar	2/3/17	486,903	$608,611	$612,455	$3,844
Canadian dollar vs. U.S. dollar	2/3/17	687,210	524,996	528,191	3,195
Euro vs. U.S. dollar	2/3/17	2,758,625	2,948,397	2,977,961	29,564
Japanese yen vs. U.S. dollar	2/3/17	83,390,099	730,862	738,740	7,878
Swedish krona vs. U.S. dollar	2/3/17	2,108,396	238,262	241,144	2,882
Swiss franc vs. U.S. dollar	2/3/17	190,210	190,100	192,296	2,196
Total Long Contracts			$5,241,228	$5,290,787	$49,559

See accompanying notes to the financial statements.

164 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Repurchase Agreements(a)(b) (95.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%—0.48%, dated 1/31/17, due 2/1/17, total to be received $2,235,028	$2,235,000	$2,235,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,235,000)		2,235,000
TOTAL INVESTMENT SECURITIES (Cost $2,235,000)—95.6%		2,235,000
Net other assets (liabilities)—4.4%		101,887
NET ASSETS—100.0%		$2,336,887

(a)         A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $465,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 165

At January 31, 2017, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	2/3/17	106,692	$130,145	$134,203	$4,058
Canadian dollar vs. U.S. dollar	2/3/17	182,881	137,978	140,563	2,585
Euro vs. U.S. dollar	2/3/17	692,705	730,587	747,782	17,195
Japanese yen vs. U.S. dollar	2/3/17	23,316,054	201,219	206,553	5,334
Swedish krona vs. U.S. dollar	2/3/17	408,263	45,187	46,694	1,507
Swiss franc vs. U.S. dollar	2/3/17	52,616	51,744	53,193	1,449
Total Long Contracts			$1,296,860	$1,328,988	$32,128

At January 31, 2017, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/3/17	36,553	$44,853	$45,979	$(1,126)
Canadian dollar vs. U.S. dollar	2/3/17	40,705	30,689	31,286	(597)
Euro vs. U.S. dollar	2/3/17	195,898	208,456	211,473	(3,017)
Japanese yen vs. U.S. dollar	2/3/17	5,683,103	49,675	50,346	(671)
Swedish krona vs. U.S. dollar	2/3/17	134,958	15,088	15,436	(348)
Swiss franc vs. U.S. dollar	2/3/17	13,258	13,177	13,404	(227)
Total Short Contracts			$361,938	$367,924	$(5,986)
Long:
British pound vs. U.S. dollar	2/3/17	148,845	$179,946	$187,225	$7,279
Canadian dollar vs. U.S. dollar	2/3/17	133,374	100,786	102,512	1,726
Euro vs. U.S. dollar	2/3/17	738,054	775,800	796,736	20,936
Japanese yen vs. U.S. dollar	2/3/17	17,961,788	154,723	159,121	4,398
Swedish krona vs. U.S. dollar	2/3/17	581,346	63,932	66,490	2,558
Swiss franc vs. U.S. dollar	2/3/17	43,531	42,721	44,008	1,287
Total Long Contracts			$1,317,908	$1,356,092	$38,184

See accompanying notes to the financial statements.

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Statements of Assets and Liabilities

168 :: Statements of Assets and Liabilities :: January 31, 2017 (unaudited)

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$58,025,757	$122,608,608	$58,668,808	$45,227,234
Securities, at value	31,795,205	60,611,187	22,881,438	38,663,484
Repurchase agreements, at value	46,212,000	73,756,000	37,800,000	25,760,000
Total Investment Securities, at value	78,007,205	134,367,187	60,681,438	64,423,484
Cash	26	758	805	176
Segregated cash balances with brokers	496,375	110,550	471,900	566,280
Segregated cash balances with custodian	—	—	159	—
Dividends and interest receivable	28,145	32,736	4,979	7,319
Receivable for investments sold	1,745	—	—	—
Receivable for capital shares issued	629,101	284,926	19,624,616	670,513
Variation margin on futures contracts	—	7,754	66,688	—
Prepaid expenses	43,773	57,082	30,428	41,920
TOTAL ASSETS	79,206,370	134,860,993	80,881,013	65,709,692
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	6,296,261	—
Payable for capital shares redeemed	497,872	175,779	37,811	421,169
Unrealized loss on swap agreements	252,842	403,216	189,528	123,440
Variation margin on futures contracts	4,750	—	—	30,745
Advisory fees payable	55,051	77,282	29,742	40,232
Management services fees payable	11,010	15,457	5,949	8,621
Administration fees payable	2,768	3,885	1,495	2,170
Distribution and services fees payable—Service Class	6,636	1,875	2,228	2,321
Transfer agency fees payable	17,643	16,452	7,355	13,931
Fund accounting fees payable	3,446	4,665	2,387	2,541
Compliance services fees payable	404	757	187	375
Service fees payable	532	746	287	417
Other accrued expenses	43,233	174,873	3,271	49,667
TOTAL LIABILITIES	896,187	874,987	6,576,501	695,629
NET ASSETS	$78,310,183	$133,986,006	$74,304,512	$65,014,063
NET ASSETS CONSIST OF:
Capital	$65,534,644	$106,100,027	$96,239,169	$44,920,308
Accumulated net investment income (loss)	(80,283)	(456,120)	(339,501)	(134,717)
Accumulated net realized gains (losses) on investments	(7,079,221)	16,971,512	(23,418,867)	375,006
Net unrealized appreciation (depreciation) on investments	19,935,043	11,370,587	1,823,711	19,853,466
NET ASSETS	$78,310,183	$133,986,006	$74,304,512	$65,014,063
NET ASSETS:
Investor Class	$71,031,205	$131,788,043	$72,210,845	$62,271,267
Service Class	7,278,978	2,197,963	2,093,667	2,742,796
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	681,919	1,572,919	960,612	1,208,857
Service Class	82,314	30,362	32,530	63,400
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$104.16	$83.79	$75.17	$51.51
Service Class	88.43	72.39	64.36	43.26

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Statements of Assets and Liabilities :: 169

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$9,913,109	$19,498,044	$39,397,578	$8,928,773	$49,105,210	$28,104,232
13,304,402	25,710,981	45,019,407	12,064,768	54,520,033	32,691,125
—	—	32,000	35,000	—	47,000
13,304,402	25,710,981	45,051,407	12,099,768	54,520,033	32,738,125
—	—	1,216	948	—	95,891
—	—	—	—	—	—
—	—	—	—	—	—
29,090	12,176	34,301	4,274	21,187	4,100
266,047	4,185	—	—	—	—
9,905	523,623	4,512	269,370	3,983,269	255,004
—	—	—	—	—	—
24,239	27,975	47,701	19,411	29,636	18,878
13,633,683	26,278,940	45,139,137	12,393,771	58,554,125	33,111,998

145,409	2,155	—	—	110,361	—
—	—	—	326,114	3,741,828	95,854
141,932	341,683	268,243	2,274	207,398	79,757
—	—	—	—	—	—
—	—	—	—	—	—
15,531	13,592	31,137	7,994	33,937	20,244
3,106	2,718	6,227	1,599	6,787	4,049
781	651	1,565	402	1,705	1,017
2,567	2,377	1,083	859	782	1,246
6,951	5,278	5,818	3,471	7,785	5,250
1,089	921	1,948	595	2,191	1,355
144	103	204	97	210	116
150	125	301	77	327	195
2,738	13,400	40,415	11,091	42,326	5,109
320,398	383,003	356,941	354,573	4,155,637	214,192
$13,313,285	$25,895,937	$44,782,196	$12,039,198	$54,398,488	$32,897,806

$9,481,181	$20,201,041	$40,195,405	$13,627,561	$64,982,236	$31,432,043
58,092	(19,315)	(200,957)	(174,854)	(51,746)	(160,026)
382,719	(498,726)	(866,081)	(4,584,504)	(15,946,825)	(3,008,104)
3,391,293	6,212,937	5,653,829	3,170,995	5,414,823	4,633,893
$13,313,285	$25,895,937	$44,782,196	$12,039,198	$54,398,488	$32,897,806

$10,484,356	$23,002,677	$43,769,221	$10,800,531	$53,672,810	$31,423,762
2,828,929	2,893,260	1,012,975	1,238,667	725,678	1,474,044

178,477	333,810	570,869	139,910	657,534	407,188
52,676	48,552	15,364	18,813	10,297	22,637

$58.74	$68.91	$76.67	$77.20	$81.63	$77.17
53.70	59.59	65.93	65.84	70.47	65.12

See accompanying notes to the financial statements.

170 :: Statements of Assets and Liabilities :: January 31, 2017 (unaudited)

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$7,934,796	$72,265,360	$79,401,471	$65,971,864
Securities, at value	9,227,354	60,410,843	62,801,952	38,200,116
Repurchase agreements, at value	15,000	39,967,000	33,857,000	37,581,000
Total Investment Securities, at value	9,242,354	100,377,843	96,658,952	75,781,116
Cash	3,851	508	795	870
Segregated cash balances with brokers	—	679,250	—	46,200
Segregated cash balances with custodian	—	—	91	496
Dividends and interest receivable	8,626	52,882	29,380	10,951
Receivable for tax reclaims	4,330	—	—	—
Receivable for investments sold	—	3,299	—	—
Receivable for capital shares issued	2,111,911	20,825,463	3,106,721	30,508,206
Unrealized gain on swap agreements	—	—	—	—
Prepaid expenses and other assets	19,648	25,655	25,582	26,597
TOTAL ASSETS	11,390,720	121,964,900	99,821,521	106,374,436
LIABILITIES:
Payable to Custodian	—	—	—	—
Payable for investments purchased	2,101,660	—	—	—
Payable for capital shares redeemed	113,186	688,786	1,768,812	2,129,985
Unrealized loss on swap agreements	—	724,066	724,633	1,163,615
Variation margin on futures contracts	—	6,500	2,947	308
Advisory fees payable	3,179	58,132	58,865	57,923
Management services fees payable	636	11,626	11,773	11,585
Administration fees payable	233	2,925	2,960	2,913
Distribution and services fees payable—Service Class	231	1,289	878	1,805
Transfer agency fees payable	2,821	17,460	12,291	15,860
Fund accounting fees payable	283	3,625	3,607	4,009
Compliance services fees payable	36	460	429	412
Service fees payable	45	562	569	560
Other accrued expenses	2,883	58,394	62,645	79,167
TOTAL LIABILITIES	2,225,193	1,573,825	2,650,409	3,468,142
NET ASSETS	$9,165,527	$120,391,075	$97,171,112	$102,906,294
NET ASSETS CONSIST OF:
Capital	$20,026,363	$121,882,025	$71,061,908	$89,573,418
Accumulated net investment income (loss)	212,262	(30,424)	(163,031)	(731,278)
Accumulated net realized gains (losses) on investments	(12,380,656)	(29,131,436)	9,742,334	5,426,023
Net unrealized appreciation (depreciation) on investments	1,307,558	27,670,910	16,529,901	8,638,131
NET ASSETS	$9,165,527	$120,391,075	$97,171,112	$102,906,294
NET ASSETS:
Investor Class	$8,893,191	$118,751,475	$95,882,774	$96,675,296
Service Class	272,336	1,639,600	1,288,338	6,230,998
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	725,411	947,749	853,793	2,004,904
Service Class	20,995	15,391	13,472	152,347
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$12.26	$125.30	$112.30	$48.22
Service Class	12.97	106.53	95.63	40.90

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Statements of Assets and Liabilities :: 171

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$29,642,869	$164,599,384	$9,798,000	$21,079,378	$36,028,351	$7,550,176
18,679,735	178,818,613	—	22,388,702	30,335,558	8,053,163
18,473,000	98,906,000	9,798,000	3,139,000	13,575,000	1,893,000
37,152,735	277,724,613	9,798,000	25,527,702	43,910,558	9,946,163
487	503	486	238	641	94,071
165,165	1,160,280	—	—	—	—
—	131	—	—	—	—
12,008	33,601	121	51,269	106,983	24
—	—	—	—	—	—
—	—	—	—	—	—
484,494	17,388,977	275,211	25,930	539,585	65,877
—	—	—	—	—	16,133
16,095	36,795	25,055	24,961	25,159	24,499
37,830,984	296,344,900	10,098,873	25,630,100	44,582,926	10,146,767

—	1,380,000	—	—	—	—
—	—	—	—	—	93,272
11,138,265	2,681,083	50,166	267,175	1,488,714	1,141,406
604,766	3,359,803	103,848	246,210	1,115,774	2,680
18,135	62,995	—	—	—	—
17,669	175,772	2,758	12,956	20,646	4,480
3,534	35,155	551	2,591	4,129	896
888	8,863	227	654	1,043	255
2,585	7,365	89	311	448	410
5,773	61,733	1,387	4,666	10,415	2,696
1,032	10,197	259	776	1,213	312
125	1,422	28	128	139	49
171	1,703	43	126	200	49
3,076	222,195	—	18,743	20,677	9,367
11,796,019	8,008,286	159,356	554,336	2,663,398	1,255,872
$26,034,965	$288,336,614	$9,939,517	$25,075,764	$41,919,528	$8,890,895

$19,707,976	$184,172,719	$14,097,323	$59,359,531	$57,961,576	$19,153,627
(20,194)	(228,228)	(94,362)	(54,608)	(24,237)	(151,460)
(554,394)	(6,972,828)	(3,959,596)	(38,431,273)	(22,784,244)	(12,520,712)
6,901,577	111,364,951	(103,848)	4,202,114	6,766,433	2,409,440
$26,034,965	$288,336,614	$9,939,517	$25,075,764	$41,919,528	$8,890,895

$22,261,624	$279,210,697	$9,833,736	$24,665,507	$41,319,049	$8,437,172
3,773,341	9,125,917	105,781	410,257	600,479	453,723

270,023	2,332,765	727,401	549,942	1,263,526	792,411
51,407	90,818	8,542	9,727	18,917	46,478

$82.44	$119.69	$13.52	$44.85	$32.70	$10.65
73.40	100.49	12.38	42.18	31.74	9.76

See accompanying notes to the financial statements.

172 :: Statements of Assets and Liabilities :: January 31, 2017 (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$27,068,000	$12,323,000	$3,349,000	$4,399,000
Repurchase agreements, at value	27,068,000	12,323,000	3,349,000	4,399,000
Total Investment Securities, at value	27,068,000	12,323,000	3,349,000	4,399,000
Cash	907	831	506	955
Segregated cash balances with brokers	2,931,249	135,850	72,600	31,680
Segregated cash balances with custodian	—	—	958	—
Interest receivable	335	153	41	54
Receivable for capital shares issued	1,487,047	7,512,686	757	78,840
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized gain on swap agreements	—	67,496	11,777	36,389
Variation margin on futures contracts	—	1,300	—	1,720
Prepaid expenses and other assets	26,235	33,831	23,793	29,364
TOTAL ASSETS	31,513,773	20,075,147	3,459,432	4,578,002
LIABILITIES:
Payable for capital shares redeemed	110,880	383,405	100,184	18,776
Variation margin on futures contracts	483,865	—	10,560	—
Advisory fees payable	28,810	8,779	2,566	2,046
Management services fees payable	4,802	1,756	513	409
Administration fees payable	1,206	441	129	108
Distribution and services fees payable—Service Class	1,347	3,505	2,108	126
Transfer agency fees payable	9,863	6,887	2,426	1,168
Fund accounting fees payable	1,379	504	147	123
Compliance services fees payable	177	131	45	44
Service fees payable	232	85	25	21
Other accrued expenses	23,004	26,395	—	—
TOTAL LIABILITIES	665,565	431,888	118,703	22,821
NET ASSETS	$30,848,208	$19,643,259	$3,340,729	$4,555,181
NET ASSETS CONSIST OF:
Capital	$39,999,816	$127,339,928	$45,509,587	$30,969,232
Accumulated net investment income (loss)	863,222	(18,287)	(271,444)	(218,290)
Accumulated net realized gains (losses) on investments	(11,685,615)	(107,707,402)	(41,909,869)	(26,188,431)
Net unrealized appreciation (depreciation) on investments	1,670,785	29,020	12,455	(7,330)
NET ASSETS	$30,848,208	$19,643,259	$3,340,729	$4,555,181
NET ASSETS:
Investor Class	$29,549,026	$15,967,552	$1,467,235	$4,409,042
Service Class	1,299,182	3,675,707	1,873,494	146,139
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,627,264	410,772	89,850	322,880
Service Class	81,692	99,733	116,364	11,595
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$18.16	$38.87	$16.33	$13.66
Service Class	15.90	36.86	16.10	12.60

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Statements of Assets and Liabilities :: 173

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$12,859,000	$3,059,000	$12,332,000	$4,317,000	$10,185,000	$3,974,000
12,859,000	3,059,000	12,332,000	4,317,000	10,185,000	3,974,000
12,859,000	3,059,000	12,332,000	4,317,000	10,185,000	3,974,000
574	643	128	910	699	629
94,050	7,370	—	50,820	3,960	—
—	—	322	—	278	—
159	38	153	53	126	49
11,178	167,638	384,470	1,873,045	309,313	1,418
—	965	—	—	—	—
165,036	29,496	125,479	84,618	188,769	37,918
900	—	—	5,580	215	—
21,220	20,369	20,457	12,402	23,254	22,679
13,152,117	3,285,519	12,863,009	6,344,428	10,711,614	4,036,693

261,969	106,518	556,678	54,727	546,940	300,458
—	530	—	—	—	—
8,791	—	7,934	2,088	6,163	2,600
1,758	—	1,587	418	1,232	520
441	79	398	126	309	130
627	6	840	498	50	413
3,538	630	2,793	1,018	2,662	944
505	90	456	144	353	149
85	12	53	27	59	30
85	15	77	24	59	25
12,287	5,722	5,749	4,398	—	2,935
290,086	113,602	576,565	63,468	557,827	308,204
$12,862,031	$3,171,917	$12,286,444	$6,280,960	$10,153,787	$3,728,489

$227,135,708	$26,689,687	$92,383,245	$33,025,477	$132,146,323	$60,009,315
(13,892)	(47,510)	(212,777)	(95,729)	(11,302)	(184,175)
(214,385,635)	(23,498,725)	(80,009,503)	(26,713,044)	(122,164,539)	(56,134,569)
125,850	28,465	125,479	64,256	183,305	37,918
$12,862,031	$3,171,917	$12,286,444	$6,280,960	$10,153,787	$3,728,489

$12,400,772	$3,165,573	$11,741,743	$5,692,348	$10,072,403	$3,355,202
461,259	6,344	544,701	588,612	81,384	373,287

328,687	101,824	941,361	175,416	279,379	171,258
13,101	223	45,438	19,915	2,296	20,519

$37.73	$31.09	$12.47	$32.45	$36.05	$19.59
35.21	28.45	11.99	29.56	35.45	18.19

See accompanying notes to the financial statements.

174 :: Statements of Assets and Liabilities :: January 31, 2017 (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$3,850,000	$3,428,000	$1,850,000	$1,564,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	3,850,000	3,428,000	1,850,000	1,564,000
Total Investment Securities, at value	3,850,000	3,428,000	1,850,000	1,564,000
Cash	399	38	57	540
Segregated cash balances with brokers	—	—	—	179,080
Segregated cash balances with custodian	—	—	—	—
Dividends and interest receivable	48	42	23	19
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	200,458	487,204	147,171	35,377
Due from Advisor under an expense limitation agreement	—	—	1,945	1,027
Unrealized gain on swap agreements	65,751	146,450	1,075	—
Variation margin on futures contracts	—	—	—	34,247
Prepaid expenses and other assets	29,742	21,646	21,822	27,591
TOTAL ASSETS	4,146,398	4,083,380	2,022,093	1,841,881
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	191,796	549,321	10,000	18,023
Advisory fees payable	1,290	2,133	—	—
Management services fees payable	258	427	—	—
Administration fees payable	142	140	65	61
Distribution and services fees payable—Service Class	910	231	57	13
Transfer agency fees payable	1,397	1,076	411	313
Fund accounting fees payable	162	160	74	70
Compliance services fees payable	32	34	15	13
Service fees payable	27	27	13	12
Other accrued expenses	—	4,652	4,248	—
TOTAL LIABILITIES	196,014	558,201	14,883	18,505
NET ASSETS	$3,950,384	$3,525,179	$2,007,210	$1,823,376
NET ASSETS CONSIST OF:
Capital	$57,824,355	$30,837,924	$14,151,136	$13,813,347
Accumulated net investment income (loss)	(148,915)	(149,791)	(59,205)	(44,155)
Accumulated net realized gains (losses) on investments	(53,790,807)	(27,309,404)	(12,085,796)	(11,989,964)
Net unrealized appreciation (depreciation) on investments	65,751	146,450	1,075	44,148
NET ASSETS	$3,950,384	$3,525,179	$2,007,210	$1,823,376
NET ASSETS:
Investor Class	$3,077,373	$3,339,106	$1,945,775	$1,808,479
Service Class	873,011	186,073	61,435	14,897
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	97,524	327,493	174,813	169,811
Service Class	29,484	19,948	6,026	1,502
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$31.56	$10.20	$11.13	$10.65
Service Class	29.61	9.33	10.19	9.92

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Statements of Assets and Liabilities :: 175

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$45,500,074	$11,635,551	$179,404,007	$7,534,228	$32,099,647	$54,520,558
34,383,858	11,306,292	210,491,211	7,309,207	31,539,640	44,518,394
18,586,000	3,864,000	60,198,000	2,635,000	11,927,000	17,358,000
52,969,858	15,170,292	270,689,211	9,944,207	43,466,640	61,876,394
637	957	38	121	778	247
—	—	—	—	—	—
—	—	—	692	—	663
11,443	12,390	369,439	11,924	15,965	29,441
—	—	19,279,797	—	—	—
387,214	4,019,021	330,017	25,823	4,093,574	113,054
—	—	—	—	—	—
636,797	74,614	4,455,077	43,116	233,221	308,352
—	—	—	—	—	—
19,241	49,433	37,574	27,238	34,524	30,621
54,025,190	19,326,707	295,161,153	10,053,121	47,844,702	62,358,772

—	3,200,672	—	—	—	—
311,322	1,056,930	1,023,548	8,906	78,318	196,632
32,398	8,182	192,990	6,640	28,145	38,588
6,480	1,636	38,598	1,328	5,629	7,718
1,578	399	9,418	324	1,373	1,881
2,562	569	10,554	708	740	1,790
7,172	2,532	38,101	1,833	4,671	6,032
1,894	500	11,130	447	1,722	2,376
159	206	1,817	65	244	228
313	79	1,866	64	272	373
27,447	—	225,516	14,453	23,920	4,062
391,325	4,271,705	1,553,538	34,768	145,034	259,680
$53,633,865	$15,055,002	$293,607,615	$10,018,353	$47,699,668	$62,099,092

$51,340,672	$21,735,097	$223,822,557	$8,315,668	$35,678,138	$68,479,550
(26,789)	(93,370)	(1,593,836)	(13,753)	(173,551)	(76,108)
(5,786,599)	(10,196,080)	(24,361,387)	(736,657)	594,867	(13,968,538)
8,106,581	3,609,355	95,740,281	2,453,095	11,600,214	7,664,188
$53,633,865	$15,055,002	$293,607,615	$10,018,353	$47,699,668	$62,099,092

$50,509,038	$14,307,627	$281,452,506	$9,249,318	$46,629,469	$59,831,886
3,124,827	747,375	12,155,109	769,035	1,070,199	2,267,206

1,197,943	242,367	5,388,627	96,823	499,319	3,332,457
78,754	13,855	283,403	8,739	12,874	144,875

$42.16	$59.03	$52.23	$95.53	$93.39	$17.95
39.68	53.94	42.89	88.00	83.13	15.65

See accompanying notes to the financial statements.

176 :: Statements of Assets and Liabilities :: January 31, 2017 (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$14,122,370	$32,705,295	$54,969,858	$6,586,493
Securities, at value	14,791,524	24,391,892	61,695,150	5,984,757
Repurchase agreements, at value	6,519,000	11,102,000	20,522,000	2,562,000
Total Investment Securities, at value	21,310,524	35,493,892	82,217,150	8,546,757
Cash	751	568	32	808
Segregated cash balances with custodian	637	—	—	19
Dividends and interest receivable	11,799	12,823	6,337	32
Receivable for investments sold	—	—	—	1,585,263
Receivable for capital shares issued	27,767	50,753	389,554	1,124,817
Unrealized gain on swap agreements	234,934	163,674	357,159	165,279
Prepaid expenses	20,567	36,117	23,371	14,237
TOTAL ASSETS	21,606,979	35,757,827	82,993,603	11,437,212
LIABILITIES:
Payable for capital shares redeemed	2,366,434	84,584	104,367	109,695
Unrealized loss on swap agreements	—	—	—	—
Advisory fees payable	13,822	23,124	51,440	6,217
Management services fees payable	2,765	4,625	10,288	1,244
Administration fees payable	674	1,128	2,514	304
Distribution and services fees payable—Service Class	1,778	585	3,690	324
Transfer agency fees payable	4,965	3,321	11,327	1,614
Fund accounting fees payable	859	1,445	2,988	361
Compliance services fees payable	129	201	428	47
Service fees payable	134	223	498	60
Other accrued expenses	7,553	2,899	64,977	6,302
TOTAL LIABILITIES	2,399,113	122,135	252,517	126,168
NET ASSETS	$19,207,866	$35,635,692	$82,741,086	$11,311,044
NET ASSETS CONSIST OF:
Capital	$11,158,757	$32,682,787	$57,304,804	$17,234,202
Accumulated net investment income (loss)	(104,631)	(26,126)	(308,957)	(138,385)
Accumulated net realized gains (losses) on investments	730,652	26,760	(1,859,212)	(7,910,316)
Net unrealized appreciation (depreciation) on investments	7,423,088	2,952,271	27,604,451	2,125,543
NET ASSETS	$19,207,866	$35,635,692	$82,741,086	$11,311,044
NET ASSETS:
Investor Class	$17,239,455	$34,920,213	$78,241,215	$10,896,192
Service Class	1,968,411	715,479	4,499,871	414,852
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	368,694	410,217	1,485,272	146,454
Service Class	48,516	9,345	105,218	6,599
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$46.76	$85.13	$52.68	$74.40
Service Class	40.57	76.56	42.77	62.87

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Statements of Assets and Liabilities :: 177

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$33,026,993	$21,899,975	$5,491,611	$24,857,940	$4,935,473	$135,030,587
33,372,898	16,500,397	5,783,794	26,615,072	6,527,960	96,884,724
11,822,000	9,040,000	2,227,000	7,810,000	2,217,000	50,074,000
45,194,898	25,540,397	8,010,794	34,425,072	8,744,960	146,958,724
364	940	332	423	962	737
—	—	—	—	—	643
14,999	16,656	5,460	97	7,770	73,864
—	—	1,283,328	—	—	—
173,892	431,988	396,425	4,620,479	263,174	1,150,485
—	28,244	30,194	146,926	—	1,823,277
25,924	11,387	15,218	17,659	22,240	22,323
45,410,077	26,029,612	9,741,751	39,210,656	9,039,106	150,030,053

499,505	269,539	26,354	1,394,820	175,640	1,122,715
402,212	23,488	—	—	99,470	—
29,966	16,029	6,305	20,996	6,196	92,148
5,993	3,206	1,261	4,199	1,239	18,430
1,457	781	307	1,029	302	4,494
2,653	1,716	763	1,306	584	2,605
8,409	5,267	1,689	7,392	2,338	13,539
1,758	936	373	1,226	426	5,318
183	112	72	186	103	618
289	155	61	204	60	890
34,514	17,699	10,426	21,023	9,573	98,297
986,939	338,928	47,611	1,452,381	295,931	1,359,054
$44,423,138	$25,690,684	$9,694,140	$37,758,275	$8,743,175	$148,670,999

$42,927,934	$35,149,986	$7,852,258	$96,920,701	$9,916,613	$129,086,132
(53,708)	(6,000)	(630)	(416,764)	(74,387)	(164,724)
(10,216,781)	(13,098,480)	(706,865)	(68,459,720)	(4,809,068)	5,998,177
11,765,693	3,645,178	2,549,377	9,714,058	3,710,017	13,751,414
$44,423,138	$25,690,684	$9,694,140	$37,758,275	$8,743,175	$148,670,999

$41,508,710	$23,401,647	$8,813,901	$36,251,051	$8,103,823	$145,497,743
2,914,428	2,289,037	880,239	1,507,224	639,352	3,173,256

1,072,522	1,427,383	400,041	832,400	201,865	3,573,633
87,706	154,931	44,427	38,926	16,557	90,418

$38.70	$16.39	$22.03	$43.55	$40.14	$40.71
33.23	14.77	19.81	38.72	38.62	35.10

See accompanying notes to the financial statements.

178 :: Statements of Assets and Liabilities :: January 31, 2017 (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$29,667,463	$18,999,304	$16,362,509	$3,295,000
Securities, at value	27,195,674	12,777,821	12,920,074	—
Repurchase agreements, at value	9,713,000	7,350,000	7,295,000	3,295,000
Total Investment Securities, at value	36,908,674	20,127,821	20,215,074	3,295,000
Cash	750	674	869	495
Segregated cash balances with custodian	729	74	104	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	3,885	198,847	5,451	41
Receivable for investments sold	—	7,387,764	945,153	—
Receivable for capital shares issued	417,436	55,221	303,027	4,906,088
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	72
Unrealized gain on swap agreements	265,809	—	287,453	42,752
Prepaid expenses and other assets	20,419	31,319	25,912	14,948
TOTAL ASSETS	37,617,702	27,801,720	21,783,043	8,259,396
LIABILITIES:
Payable for capital shares redeemed	920,764	2,185,629	4,017,493	345,449
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	—	506,376	—	—
Advisory fees payable	22,228	17,043	12,212	—
Management services fees payable	4,446	3,409	2,442	—
Administration fees payable	1,085	829	595	95
Distribution and services fees payable—Service Class	737	498	848	127
Transfer agency fees payable	5,513	2,001	3,214	906
Fund accounting fees payable	1,357	983	731	112
Compliance services fees payable	223	105	127	17
Service fees payable	215	164	118	19
Other accrued expenses	23,395	7,545	33,209	5,718
TOTAL LIABILITIES	979,963	2,724,582	4,070,989	352,443
NET ASSETS	$36,637,739	$25,077,138	$17,712,054	$7,906,953
NET ASSETS CONSIST OF:
Capital	$30,684,409	$24,861,474	$20,180,153	$22,083,278
Accumulated net investment income (loss)	(127,171)	47,765	(64,242)	(64,497)
Accumulated net realized gains (losses) on investments	(1,426,519)	(454,242)	(6,543,875)	(14,154,580)
Net unrealized appreciation (depreciation) on investments	7,507,020	622,141	4,140,018	42,752
NET ASSETS	$36,637,739	$25,077,138	$17,712,054	$7,906,953
NET ASSETS:
Investor Class	$35,686,066	$24,469,350	$16,717,058	$7,752,817
Service Class	951,673	607,788	994,996	154,136
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	456,303	951,671	422,223	172,203
Service Class	14,073	24,958	26,301	3,537
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$78.21	$25.71	$39.59	$45.02
Service Class	67.62	24.35	37.83	43.58

See accompanying notes to the financial statements.

January 31, 2017 (unaudited) :: Statements of Assets and Liabilities :: 179

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$4,281,000	$862,000	$26,200,327	$12,592,000	$40,964,000	$26,246,000
—	—	5,716,963	—	—	—
4,281,000	862,000	20,354,000	12,592,000	40,964,000	26,246,000
4,281,000	862,000	26,070,963	12,592,000	40,964,000	26,246,000
765	413	338	260	660	417
—	—	—	—	—	—
—	—	—	—	—	110,152
53	11	36,925	156	507	325
—	—	—	—	—	—
1,524,114	100	8,605,849	5,907	3,845,349	106,519
—	—	—	—	—	146,804
—	—	—	—	—	685,462
—	801	—	—	—	—
64,876	17,151	449,730	15,828	69,396	—
26,007	16,543	32,366	19,041	29,432	33,713
5,896,815	897,019	35,196,171	12,633,192	44,909,344	27,329,392

320,520	68,197	8,842,550	16,238	590,558	226,570
—	—	—	—	—	1,136,124
22,889	—	16,490	—	90,201	—
3,334	—	15,695	7,971	35,275	25,051
667	—	4,708	1,594	7,055	5,010
200	39	1,184	401	1,772	1,258
258	9	2,026	889	4,723	6,700
1,205	471	7,952	1,786	7,767	10,777
236	46	1,354	458	2,026	1,439
47	12	332	56	277	292
40	8	227	77	340	242
10,408	4,078	85,180	10,529	—	36,921
359,804	72,860	8,977,698	39,999	739,994	1,450,384
$5,537,011	$824,159	$26,218,473	$12,593,193	$44,169,350	$25,879,008

$30,151,774	$62,774,986	$31,878,273	$33,907,672	$197,880,000	$25,150,155
(184,573)	(40,365)	(9,084)	(183,477)	(834,119)	(757,146)
(24,472,177)	(61,927,613)	(5,954,592)	(21,146,830)	(152,855,726)	2,511,971
41,987	17,151	303,876	15,828	(20,805)	(1,025,972)
$5,537,011	$824,159	$26,218,473	$12,593,193	$44,169,350	$25,879,008

$5,484,119	$813,704	$25,466,759	$11,570,192	$39,274,038	$19,283,273
52,892	10,455	751,714	1,023,001	4,895,312	6,595,735

136,998	48,982	496,210	754,118	892,094	661,714
1,310	686	15,659	69,679	122,504	247,945

$40.03	$16.61	$51.32	$15.34	$44.02	$29.14
40.38	15.24	48.01	14.68	39.96	26.60

See accompanying notes to the financial statements.

180 :: Statements of Assets and Liabilities :: January 31, 2017 (unaudited)

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$2,235,000
Repurchase agreements, at value	2,235,000
Total Investment Securities, at value	2,235,000
Cash	988
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	70,312
Interest receivable	28
Receivable for capital shares issued	23,792
Due from Advisor under an expense limitation agreement	2,860
Prepaid expenses	23,924
TOTAL ASSETS	2,357,805
LIABILITIES:
Payable for capital shares redeemed	4,239
Unrealized depreciation on forward currency contracts	5,986
Administration fees payable	66
Distribution and services fees payable—Service Class	562
Transfer agency fees payable	1,139
Fund accounting fees payable	76
Compliance services fees payable	17
Service fees payable	13
Other accrued expenses	8,820
TOTAL LIABILITIES	20,918
NET ASSETS	$2,336,887
NET ASSETS CONSIST OF:
Capital	$4,778,167
Accumulated net investment income (loss)	(105,256)
Accumulated net realized gains (losses) on investments	(2,400,350)
Net unrealized appreciation (depreciation) on investments	64,326
NET ASSETS	$2,336,887
NET ASSETS:
Investor Class	$1,659,238
Service Class	677,649
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	98,811
Service Class	42,542
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$16.79
Service Class	15.93

See accompanying notes to the financial statements.

Statements of Operations

182 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017
INVESTMENT INCOME:
Dividends	$300,903	$514,220	$100,547	$199,470
Interest	66,718	81,392	32,209	57,631
Foreign tax withholding	—	—	(14)	—
TOTAL INVESTMENT INCOME	367,621	595,612	132,742	257,101
EXPENSES:
Advisory fees	271,864	426,462	128,748	260,871
Management services fees	54,373	85,293	25,750	55,901
Administration fees	13,269	24,443	4,404	13,088
Distribution and services fees—Service Class	31,667	6,538	7,911	14,181
Transfer agency fees	30,031	24,805	7,294	28,159
Administrative services fees	75,367	162,577	28,439	71,149
Registration and filing fees	87,618	66,981	28,379	50,424
Custody fees	5,600	9,879	1,741	5,102
Fund accounting fees	16,940	29,699	7,341	15,396
Trustee fees	772	1,159	262	758
Compliance services fees	404	880	187	375
Service fees	2,528	4,681	846	2,483
Other fees	36,207	58,526	14,321	40,480
Recoupment of prior expenses reduced by the Advisor	—	—	40,670	—
Total Gross Expenses before reductions	626,640	901,923	296,293	558,367
Expenses reduced and reimbursed by the Advisor	—	—	—	—
TOTAL NET EXPENSES	626,640	901,923	296,293	558,367
NET INVESTMENT INCOME (LOSS)	(259,019)	(306,311)	(163,551)	(301,266)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	257,249	9,527,862	(383,590)	135,026
Net realized gains (losses) on futures contracts	641,194	238,902	549,977	683,871
Net realized gains (losses) on swap agreements	3,017,164	14,818,314	971,589	2,242,276
Change in net unrealized appreciation/depreciation on investments	771,561	6,291,553	518,657	2,942,710
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,687,168	30,876,631	1,656,633	6,003,883
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,428,149	$30,570,320	$1,493,082	$5,702,617

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 183

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017

$297,500	$153,027	$329,883	$112,217	$309,029	$126,089
26	46	35	23	77	33
—	—	—	—	—	—
297,526	153,073	329,918	112,240	309,106	126,122

87,248	71,963	133,270	61,870	135,507	82,927
17,450	14,393	26,654	12,374	27,102	16,586
3,400	3,648	8,066	3,097	8,026	3,031
12,539	8,886	6,691	7,351	3,294	6,176
8,428	10,242	11,481	8,633	12,655	6,108
18,125	15,859	58,520	12,808	54,938	17,615
25,397	29,395	61,313	22,555	36,080	21,905
1,971	1,938	4,537	1,324	4,132	1,306
5,203	5,181	10,361	4,520	10,769	4,228
177	233	480	195	464	181
144	103	249	97	260	116
642	696	1,540	582	1,538	581
9,663	9,735	21,823	6,663	20,925	6,743
26,000	4,401	—	12,121	4,000	35,488
216,387	176,673	344,985	154,190	319,690	202,991
—	—	(22,000)	—	—	—
216,387	176,673	322,985	154,190	319,690	202,991
81,139	(23,600)	6,933	(41,950)	(10,584)	(76,869)

2,180,124	1,102,824	1,878,906	789,673	1,769,384	396,210
—	—	—	—	—	—
—	—	—	—	—	—
241,690	(531,768)	840,966	(674,957)	1,801,237	1,268,748
2,421,814	571,056	2,719,872	114,716	3,570,621	1,664,958
$2,502,953	$547,456	$2,726,805	$72,766	$3,560,037	$1,588,089

See accompanying notes to the financial statements.

184 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017
INVESTMENT INCOME:
Dividends	$87,738	$537,108	$388,019	$191,318
Interest	17	50,589	49,120	70,424
Foreign tax withholding	(4,899)	—	—	(25)
TOTAL INVESTMENT INCOME	82,856	587,697	437,139	261,717
EXPENSES:
Advisory fees	25,347	320,744	299,469	276,555
Management services fees	5,069	64,149	59,894	55,312
Administration fees	1,181	15,490	14,647	14,114
Distribution and services fees—Service Class	1,325	11,415	4,922	7,100
Transfer agency fees	4,858	30,874	21,459	26,810
Administrative services fees	3,665	82,362	97,213	86,895
Registration and filing fees	16,364	26,031	22,559	23,349
Custody fees	2,538	6,120	5,820	5,745
Fund accounting fees	1,447	19,395	18,069	20,570
Trustee fees	70	929	865	791
Compliance services fees	36	460	429	424
Service fees	225	2,951	2,794	2,695
Other fees	3,784	35,304	33,495	42,843
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	65,909	616,224	581,635	563,203
Expenses reduced and reimbursed by the Advisor	(4,428)	—	—	—
TOTAL NET EXPENSES	61,481	616,224	581,635	563,203
NET INVESTMENT INCOME (LOSS)	21,375	(28,527)	(144,496)	(301,486)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	119,246	251,556	307,930	300,173
Net realized gains (losses) on futures contracts	—	1,033,905	1,688,993	1,142,298
Net realized gains (losses) on swap agreements	—	6,859,769	8,520,950	12,940,255
Change in net unrealized appreciation/depreciation on investments	185,277	1,412,967	1,632,475	946,346
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	304,523	9,558,197	12,150,348	15,329,072
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$325,898	$9,529,670	$12,005,852	$15,027,586

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 185

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017

$178,008	$1,039,257	$—	$165,617	$285,077	$29,466
13,193	146,106	9,058	6,428	10,202	3,450
—	—	—	(13,894)	(20,508)	(1,774)
191,201	1,185,363	9,058	158,151	274,771	31,142

82,914	1,008,305	21,989	92,089	112,045	41,622
16,583	201,663	4,398	18,418	22,409	8,324
2,987	49,116	520	4,967	6,123	2,107
5,556	43,949	518	3,158	4,085	3,375
7,324	115,954	1,251	11,532	24,893	6,683
15,526	248,874	2,660	25,734	17,258	8,735
19,445	37,496	22,367	28,697	33,155	22,364
1,223	19,593	184	6,953	8,443	5,223
3,483	56,601	593	5,886	7,119	2,573
181	2,929	32	294	380	128
125	1,422	28	141	181	49
573	9,338	100	945	1,172	397
9,543	155,005	1,390	14,706	17,886	7,320
35,561	—	—	985	3,927	—
201,024	1,950,245	56,030	214,505	259,076	108,900
—	—	(2,332)	—	—	(681)
201,024	1,950,245	53,698	214,505	259,076	108,219
(9,823)	(764,882)	(44,640)	(56,354)	15,695	(77,077)

—	1,362,646	—	(809,308)	(273,187)	(39,240)
100,664	3,778,319	—	—	—	—
2,394,253	30,378,132	493,474	1,188,045	4,160,506	(495,631)
443,283	6,646,881	(253,544)	1,423,291	1,306,282	235,333
2,938,200	42,165,978	239,930	1,802,028	5,193,601	(299,538)
$2,928,377	$41,401,096	$195,290	$1,745,674	$5,209,296	$(376,615)

See accompanying notes to the financial statements.

186 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017
INVESTMENT INCOME:
Interest	$42,154	$41,218	$12,492	$11,887
TOTAL INVESTMENT INCOME	42,154	41,218	12,492	11,887
EXPENSES:
Advisory fees	137,033	108,034	32,892	31,719
Management services fees	22,839	21,607	6,578	6,344
Administration fees	5,559	5,580	847	808
Distribution and services fees—Service Class	6,341	49,563	19,262	748
Transfer agency fees	14,181	16,459	3,089	1,474
Administrative services fees	27,899	27,377	2,929	4,990
Registration and filing fees	24,676	45,249	21,859	26,282
Custody fees	2,164	1,949	316	369
Fund accounting fees	6,379	6,372	965	920
Trustee fees	308	393	59	60
Compliance services fees	177	131	45	44
Service fees	1,060	1,040	157	150
Other fees	13,436	14,836	3,098	3,281
Recoupment of prior expenses reduced by the Advisor	—	—	5,871	—
Total Gross Expenses before reductions	262,052	298,590	97,967	77,189
Expenses reduced and reimbursed by the Advisor	—	—	—	(1,160)
TOTAL NET EXPENSES	262,052	298,590	97,967	76,029
NET INVESTMENT INCOME (LOSS)	(219,898)	(257,372)	(85,475)	(64,142)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	7,195,298	(223,655)	(407,546)	(109,591)
Net realized gains (losses) on swap agreements	—	(1,570,065)	(806,543)	(1,086,952)
Change in net unrealized appreciation/depreciation on investments	1,259,070	265,229	103,088	92,300
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,454,368	(1,528,491)	(1,111,001)	(1,104,243)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,234,470	$(1,785,863)	$(1,196,476)	$(1,168,385)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 187

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017

$25,401	$3,663	$17,217	$7,648	$18,663	$9,049
25,401	3,663	17,217	7,648	18,663	9,049

62,859	8,867	40,668	19,475	45,701	22,475
12,572	1,773	8,134	3,895	9,140	4,495
3,199	758	1,930	999	1,426	988
2,754	44	5,281	3,245	373	3,791
7,438	2,150	4,981	2,304	3,590	1,852
16,440	3,655	8,980	4,991	7,205	5,844
21,041	17,537	18,211	16,290	23,700	24,675
1,233	294	732	384	556	372
3,657	868	2,204	1,142	1,626	1,125
200	46	128	62	96	69
85	21	53	27	59	30
603	145	367	189	268	185
8,413	2,873	8,681	3,582	4,765	2,900
—	—	3,375	—	10,776	—
140,494	39,031	103,725	56,585	109,281	68,801
—	(17,943)	—	(7,119)	—	(11,000)
140,494	21,088	103,725	49,466	109,281	57,801
(115,093)	(17,425)	(86,508)	(41,818)	(90,618)	(48,752)

(124,468)	(16,490)	(58,917)	(109,161)	(115,895)	—
(2,064,386)	(464,274)	(903,195)	(850,029)	(2,087,507)	(727,215)
287,963	54,620	217,119	75,880	386,876	212,396
(1,900,891)	(426,144)	(744,993)	(883,310)	(1,816,526)	(514,819)
$(2,015,984)	$(443,569)	$(831,501)	$(925,128)	$(1,907,144)	$(563,571)

See accompanying notes to the financial statements.

188 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	9,638	9,494	4,529	3,308
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	9,638	9,494	4,529	3,308
EXPENSES:
Advisory fees	22,682	22,576	11,137	11,441
Management services fees	4,536	4,515	2,227	1,907
Administration fees	326	1,128	632	122
Distribution and services fees—Service Class	6,356	2,616	457	100
Transfer agency fees	804	2,448	1,104	193
Administrative services fees	1,787	6,242	4,509	847
Registration and filing fees	23,262	22,566	18,790	18,441
Custody fees	123	451	246	46
Fund accounting fees	372	1,291	723	140
Trustee fees	22	70	42	8
Compliance services fees	32	34	15	13
Service fees	61	212	119	23
Other fees	1,208	4,808	2,937	463
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	61,571	68,957	42,938	33,744
Expenses reduced and reimbursed by the Advisor	(1,384)	(12,762)	(16,049)	(11,016)
TOTAL NET EXPENSES	60,187	56,195	26,889	22,728
NET INVESTMENT INCOME (LOSS)	(50,549)	(46,701)	(22,360)	(19,420)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(924,731)
Net realized gains (losses) on swap agreements	(975,786)	(2,643,646)	(373,458)	—
Change in net unrealized appreciation/depreciation on investments	(16,181)	245,928	(75,866)	(45,896)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(991,967)	(2,397,718)	(449,324)	(970,627)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,042,516)	$(2,444,419)	$(471,684)	$(990,047)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 189

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017

$164,138	$245,363	$1,818,848	$119,112	$202,871	$305,604
12,799	11,848	134,760	5,210	17,300	18,418
—	—	—	—	(12)	—
176,937	257,211	1,953,608	124,322	220,159	324,022

98,007	106,314	1,324,694	49,908	147,184	149,894
19,601	21,263	264,941	9,982	29,437	29,979
4,941	2,265	60,382	2,671	6,408	5,381
11,961	6,102	72,165	10,308	3,680	5,394
9,394	3,496	75,112	5,000	7,320	6,835
30,303	14,923	408,672	15,285	46,255	38,779
19,663	29,125	45,438	26,390	29,495	31,334
1,965	951	26,272	1,096	2,585	2,163
5,817	2,680	69,102	3,552	7,893	6,782
267	142	3,796	182	375	298
168	206	1,817	65	244	228
957	421	11,401	502	1,221	1,036
14,035	6,101	171,586	7,813	19,105	15,644
—	—	—	—	—	23,863
217,079	193,989	2,535,378	132,754	301,202	317,610
—	—	—	(4,000)	—	—
217,079	193,989	2,535,378	128,754	301,202	317,610
(40,142)	63,222	(581,770)	(4,432)	(81,043)	6,412

119,142	2,103,303	16,745,560	214,527	964,475	20,551
—	—	—	—	—	—
3,963,598	350,840	(15,715,584)	(499,660)	683,597	3,891,881
4,656,064	(2,007,567)	(31,952,117)	(491,719)	557,430	3,724,746
8,738,804	446,576	(30,922,141)	(776,852)	2,205,502	7,637,178
$8,698,662	$509,798	$(31,503,911)	$(781,284)	$2,124,459	$7,643,590

See accompanying notes to the financial statements.

190 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017
INVESTMENT INCOME:
Dividends	$202,172	$194,192	$58,772	$5,535
Interest	12,750	14,813	36,727	3,814
Foreign tax withholding	—	(13)	—	—
TOTAL INVESTMENT INCOME	214,922	208,992	95,499	9,349
EXPENSES:
Advisory fees	117,775	117,099	317,052	31,886
Management services fees	23,555	23,420	63,411	6,377
Administration fees	4,613	4,492	15,557	1,672
Distribution and services fees—Service Class	12,704	3,497	21,110	2,226
Transfer agency fees	9,894	4,918	22,959	3,416
Administrative services fees	25,932	33,009	99,296	9,290
Registration and filing fees	25,942	32,777	24,853	19,172
Custody fees	1,793	1,919	6,070	906
Fund accounting fees	5,655	5,695	17,948	1,928
Trustee fees	281	274	954	88
Compliance services fees	129	201	428	49
Service fees	864	859	2,954	319
Other fees	14,205	13,897	41,733	5,168
Recoupment of prior expenses reduced by the Advisor	—	8,179	—	—
Total Gross Expenses before reductions	243,342	250,236	634,325	82,497
Expenses reduced and reimbursed by the Advisor	—	—	—	(4,595)
TOTAL NET EXPENSES	243,342	250,236	634,325	77,902
NET INVESTMENT INCOME (LOSS)	(28,420)	(41,244)	(538,826)	(68,553)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,444,588	(783,458)	1,305,401	(81,790)
Net realized gains (losses) on swap agreements	(2,534,226)	139,550	5,310,239	387,441
Change in net unrealized appreciation/depreciation on investments	(4,031,096)	1,156,578	4,086,840	688,578
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,120,734)	512,670	10,702,480	994,229
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,149,154)	$471,426	$10,163,654	$925,676

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 191

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017

$367,589	$142,440	$116,980	$90,759	$274,659	$664,522
16,640	9,185	5,702	17,759	12,094	57,426
(171)	(243)	—	(9,979)	—	—
384,058	151,382	122,682	98,539	286,753	721,948

144,911	69,323	51,514	145,828	113,117	406,037
28,983	13,865	10,303	29,166	22,624	81,208
7,124	3,601	2,469	6,663	5,104	20,486
15,780	4,795	5,295	16,523	8,339	16,908
13,271	9,098	3,946	16,511	8,430	22,913
43,798	17,694	15,929	33,600	32,698	145,162
32,447	18,982	21,602	23,836	28,307	25,601
2,798	1,377	918	2,648	2,149	8,085
8,362	4,210	2,900	7,671	6,378	23,658
482	214	163	435	455	1,110
206	118	72	186	103	684
1,352	690	464	1,259	932	3,940
19,720	9,773	7,311	17,422	12,510	54,886
—	2,174	829	—	—	—
319,234	155,914	123,715	301,748	241,146	810,678
—	—	—	—	—	—
319,234	155,914	123,715	301,748	241,146	810,678
64,824	(4,532)	(1,033)	(203,209)	45,607	(88,730)

(1,366,817)	49,433	41,240	(2,151,982)	3,484,782	(2,700)
2,248,388	1,569,719	(1,418,975)	(7,899,439)	(4,080,425)	9,301,420
2,572,609	1,317,780	(1,544,795)	(10,714,446)	(8,327,224)	10,728,034
3,454,180	2,936,932	(2,922,530)	(20,765,867)	(8,922,867)	20,026,754
$3,519,004	$2,932,400	$(2,923,563)	$(20,969,076)	$(8,877,260)	$19,938,024

See accompanying notes to the financial statements.

192 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017
INVESTMENT INCOME:
Dividends	$269,927	$388,930	$360,124	$—
Interest	18,846	18,189	10,758	4,684
TOTAL INVESTMENT INCOME	288,773	407,119	370,882	4,684
EXPENSES:
Advisory fees	177,536	128,756	98,360	11,541
Management services fees	35,508	25,751	19,672	2,308
Administration fees	8,413	5,139	5,267	808
Distribution and services fees—Service Class	5,803	6,803	7,513	1,330
Transfer agency fees	11,376	6,434	9,036	1,910
Administrative services fees	58,778	35,395	34,414	4,412
Registration and filing fees	21,364	43,419	33,686	18,315
Custody fees	3,280	2,070	2,208	311
Fund accounting fees	10,192	5,755	6,176	924
Trustee fees	449	495	456	49
Compliance services fees	240	121	127	21
Service fees	1,597	944	981	154
Other fees	21,778	13,035	12,429	2,988
Recoupment of prior expenses reduced by the Advisor	17,124	—	—	—
Total Gross Expenses before reductions	373,438	274,117	230,325	45,071
Expenses reduced and reimbursed by the Advisor	—	—	—	(16,350)
TOTAL NET EXPENSES	373,438	274,117	230,325	28,721
NET INVESTMENT INCOME (LOSS)	(84,665)	133,002	140,557	(24,037)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(256,848)	1,058,612	(495,027)	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	2,037,110	(6,357,532)	(2,994,950)	(486,435)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	2,672,689	(6,042,189)	(550,244)	46,798
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,452,951	(11,341,109)	(4,040,221)	(439,637)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,368,286	$(11,208,107)	$(3,899,664)	$(463,674)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 193

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017	Six Months Ended January 31, 2017

$—	$—	$—	$—	$—	$—
14,373	4,102	171,892	16,286	85,002	69,084
14,373	4,102	171,892	16,286	85,002	69,084

35,829	11,173	173,822	39,302	207,143	180,755
7,166	2,235	52,147	7,860	41,429	36,151
2,018	693	16,558	2,108	7,580	7,931
3,632	98	54,861	5,880	14,667	60,804
3,972	1,155	35,294	3,434	11,695	18,057
10,816	4,872	92,972	12,765	50,587	44,605
23,946	18,350	39,234	17,208	31,042	28,459
709	258	5,880	845	3,716	14,603
2,302	798	18,878	2,413	8,634	9,116
138	40	1,034	128	509	441
48	12	397	58	277	292
378	130	3,088	402	1,426	1,492
5,401	2,746	26,618	5,446	20,516	29,500
—	—	—	—	—	—
96,355	42,560	520,783	97,849	399,221	432,206
(1,716)	(15,946)	—	—	—	—
94,639	26,614	520,783	97,849	399,221	432,206
(80,266)	(22,512)	(348,891)	(81,563)	(314,219)	(363,122)

—	—	(495,419)	—	—	—
—	—	58,171	—	3,065	—
368,105	128,905	(8,748,502)	805,535	12,297,054	—
—	—	—	—	—	3,291,406
946,916	25,311	(1,154,302)	(48,821)	668,466	(629,278)
1,315,021	154,216	(10,340,052)	756,714	12,968,585	2,662,128
$1,234,755	$131,704	$(10,688,943)	$675,151	$12,654,366	$2,299,006

See accompanying notes to the financial statements.

194 :: Statements of Operations :: For the Periods Indicated (unaudited)

Falling U.S. Dollar ProFund
Six Months Ended January 31, 2017
INVESTMENT INCOME:
Interest	$5,877
TOTAL INVESTMENT INCOME	5,877
EXPENSES:
Advisory fees	15,182
Management services fees	3,036
Administration fees	623
Distribution and services fees—Service Class	10,222
Transfer agency fees	2,277
Administrative services fees	2,168
Registration and filing fees	20,535
Custody fees	12,597
Fund accounting fees	710
Trustee fees	45
Compliance services fees	17
Service fees	116
Other fees	3,064
Total Gross Expenses before reductions	70,592
Expenses reduced and reimbursed by the Advisor	(24,339)
TOTAL NET EXPENSES	46,253
NET INVESTMENT INCOME (LOSS)	(40,376)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(407,042)
Change in net unrealized appreciation/depreciation on investments	78,808
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(328,234)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(368,610)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

196 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(259,019)	$(324,260)	$(306,311)	$(242,052)
Net realized gains (losses) on investments	3,915,607	5,685,694	24,585,078	(7,594,925)
Change in net unrealized appreciation/depreciation on investments	771,561	(2,423,099)	6,291,553	657,424
Change in net assets resulting from operations	4,428,149	2,938,335	30,570,320	(7,179,553)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	(92,277	)(a)
Service Class	—	—	—	(2,390	)(a)
Change in net assets resulting from distributions	—	—	—	(94,667)
Change in net assets resulting from capital transactions	10,836,608	(9,196,302)	46,399,487	32,492,056
Change in net assets	15,264,757	(6,257,967)	76,969,807	25,217,836
NET ASSETS:
Beginning of period	63,045,426	69,303,393	57,016,199	31,798,363
End of period	$78,310,183	$63,045,426	$133,986,006	$57,016,199
Accumulated net investment income (loss)	$(80,283)	$(162,627)	$(456,120)	$(244,103)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$306,045,783	$986,575,307	$625,337,324	$735,751,816
Distributions reinvested	—	—	—	8,602
Value of shares redeemed	(296,796,869)	(993,808,272)	(580,047,295)	(699,237,348)
Service Class
Proceeds from shares issued	9,618,239	57,026,393	2,805,764	3,817,335
Distributions reinvested	—	—	—	2,390
Value of shares redeemed	(8,030,545)	(58,989,730)	(1,696,306)	(7,850,739)
Change in net assets resulting from capital transactions	$10,836,608	$(9,196,302)	$46,399,487	$32,492,056
SHARE TRANSACTIONS:
Investor Class
Issued	3,063,633	10,786,483	7,969,619	10,150,622
Reinvested	—	—	—	118
Redeemed	(2,962,188)	(10,847,527)	(7,119,016)	(9,783,909)
Service Class
Issued	112,870	722,440	39,618	60,992
Reinvested	—	—	—	38
Redeemed	(94,026)	(753,278)	(23,821)	(125,206)
Change in shares	120,289	(91,882)	866,400	302,655

(a)         Subsequent to the issuance of the July 31, 2016 financial statements, $1,073 and $28 was determined to be a return of capital from the Investor Class and Service Class, respectively.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 197

Small-Cap ProFund		NASDAQ-100 ProFund			Large-Cap Value ProFund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

$(163,551)	$(155,387)	$(301,266)	$(643,682)		$81,139	$89,032
1,137,976	(1,043,638)	3,061,173	2,143,004		2,180,124	13,675
518,657	(619,350)	2,942,710	(1,574,022)		241,690	176,718
1,493,082	(1,818,375)	5,702,617	(74,700)		2,502,953	279,425

—	—	—	—		(73,235)	(50,320)
—	—	—	—		—	(40,154)

—	—	—	—		—	(20,818)
—	—	—	—		—	(24,300)
—	—	—	—		(73,235)	(135,592)
23,284,410	24,449,863	2,724,682	(22,449,419)		(2,898,017)	3,378,835
24,777,492	22,631,488	8,427,299	(22,524,119)		(468,299)	3,522,668

49,527,020	26,895,532	56,586,764	79,110,883		13,781,584	10,258,916
$74,304,512	$49,527,020	$65,014,063	$56,586,764		$13,313,285	$13,781,584
$(339,501)	$(545,482)	$(134,717)	$(462,071)		$58,092	$76,622

$542,754,389	$357,679,554	$762,434,003	$1,338,742,208		$69,974,309	$92,113,665
—	—	—	—		70,735	70,768
(520,862,161)	(330,023,361)	(759,405,190)	(1,339,213,567)		(73,415,567)	(90,192,018)

18,424,941	37,332,097	6,961,868	97,983,127		1,287,038	41,821,050
—	—	—	—		—	64,229
(17,032,759)	(40,538,427)	(7,265,999)	(119,961,187)		(814,532)	(40,498,859)
$23,284,410	$24,449,863	$2,724,682	$(22,449,419)		$(2,898,017)	$3,378,835

7,668,244	5,593,195	15,616,446	29,879,239	(a)	1,251,269	1,780,816
—	—	—	—		1,208	1,388
(7,432,036)	(5,200,729)	(15,531,265)	(29,906,324	)(a)	(1,285,308)	(1,748,969)

302,115	696,261	169,053	2,547,027	(a)	24,769	910,537
—	—	—	—		—	1,369
(279,220)	(757,645)	(176,600)	(3,111,750	)(a)	(15,448)	(883,750)
259,103	331,082	77,634	(591,808)		(23,510)	61,391

See accompanying notes to the financial statements.

198 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(23,600)	$(85,164)	$6,933	$44,903
Net realized gains (losses) on investments	1,102,824	2,226,165	1,878,906	(641,514)
Change in net unrealized appreciation/depreciation on investments	(531,768)	533,435	840,966	3,024,917
Change in net assets resulting from operations	547,456	2,674,436	2,726,805	2,428,306
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(105,486)	—
Net realized gains on investments
Investor Class	(285,213)	(10,178)	(130,543)	—
Service Class	(43,458)	(8,005)	(4,891)	—
Change in net assets resulting from distributions	(328,671)	(18,183)	(240,920)	—
Change in net assets resulting from capital transactions	1,210,437	(2,275,953)	7,587,160	25,718,616
Change in net assets	1,429,222	380,300	10,073,045	28,146,922
NET ASSETS:
Beginning of period	24,466,715	24,086,415	34,709,151	6,562,229
End of period	$25,895,937	$24,466,715	$44,782,196	$34,709,151
Accumulated net investment income (loss)	$(19,315)	$(48,078)	$(200,957)	$(102,029)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$57,778,683	$157,895,663	$74,235,740	$239,644,372
Distributions reinvested	285,161	10,017	235,799	—
Value of shares redeemed	(58,540,503)	(153,511,814)	(66,328,532)	(214,423,041)
Service Class
Proceeds from shares issued	2,210,461	34,352,653	215,373	42,481,967
Distributions reinvested	43,457	7,978	4,890	—
Value of shares redeemed	(566,822)	(41,030,450)	(776,110)	(41,984,682)
Change in net assets resulting from capital transactions	$1,210,437	$(2,275,953)	$7,587,160	$25,718,616
SHARE TRANSACTIONS:
Investor Class
Issued	854,087	2,497,527	1,018,800	3,690,634
Reinvested	4,190	156	3,072	—
Redeemed	(866,862)	(2,393,880)	(928,580)	(3,302,041)
Service Class
Issued	37,781	624,825	3,425	786,332
Reinvested	738	142	74	—
Redeemed	(9,627)	(749,078)	(12,403)	(774,734)
Change in shares	20,307	(20,308)	84,388	400,191

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 199

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

$(41,950)	$(165,092)	$(10,584)	$(8,587)	$(76,869)	$(125,499)
789,673	(2,725,047)	1,769,384	53,459	396,210	(474,989)
(674,957)	(277,839)	1,801,237	1,952,193	1,268,748	(1,469,548)
72,766	(3,167,978)	3,560,037	1,997,065	1,588,089	(2,070,036)

—	—	—	—	—	—

—	—	—	—	—	(515,958)
—	—	—	—	—	(143,909)
—	—	—	—	—	(659,867)
(12,291,558)	8,089,861	25,174,033	17,754,046	14,061,619	(8,258,815)
(12,218,792)	4,921,883	28,734,070	19,751,111	15,649,708	(10,988,718)

24,257,990	19,336,107	25,664,418	5,913,307	17,248,098	28,236,816
$12,039,198	$24,257,990	$54,398,488	$25,664,418	$32,897,806	$17,248,098
$(174,854)	$(313,121)	$(51,746)	$(127,721)	$(160,026)	$(232,362)

$25,601,379	$129,046,375	$103,560,979	$343,942,571	$63,919,026	$112,432,613
—	—	—	—	—	514,540
(37,245,013)	(115,816,548)	(78,465,237)	(326,482,139)	(50,193,726)	(118,355,399)

311,298	35,306,190	504,562	42,989,892	840,902	29,368,341
—	—	—	—	—	143,768
(959,222)	(40,446,156)	(426,271)	(42,696,278)	(504,583)	(32,362,678)
$(12,291,558)	$8,089,861	$25,174,033	$17,754,046	$14,061,619	$(8,258,815)

343,463	1,886,351	1,315,746	5,109,919	871,461	1,713,159
—	—	—	—	—	8,016
(507,762)	(1,737,713)	(1,003,877)	(4,845,522)	(698,429)	(1,824,956)

4,776	589,939	7,021	766,504	14,016	519,919
—	—	—	—	—	2,625
(15,696)	(688,852)	(6,161)	(763,304)	(8,337)	(579,345)
(175,219)	49,725	312,729	267,597	178,711	(160,582)

See accompanying notes to the financial statements.

200 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,375	$261,911	$(28,527)	$(47,278)
Net realized gains (losses) on investments	119,246	(2,425,707)	8,145,230	5,321,476
Change in net unrealized appreciation/depreciation on investments	185,277	(108,324)	1,412,967	(1,887,340)
Change in net assets resulting from operations	325,898	(2,272,120)	9,529,670	3,386,858
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(318,494)	(749,540)	—	—
Service Class	—	(182,908)	—	—
Change in net assets resulting from distributions	(318,494)	(932,448)	—	—
Change in net assets resulting from capital transactions	5,169,657	1,933,297	20,337,399	(7,809,726)
Change in net assets	5,177,061	(1,271,271)	29,867,069	(4,422,868)
NET ASSETS:
Beginning of period	3,988,466	5,259,737	90,524,006	94,946,874
End of period	$9,165,527	$3,988,466	$120,391,075	$90,524,006
Accumulated net investment income (loss)	$212,262	$509,381	$(30,424)	$(42,518)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$30,543,530	$70,524,969	$786,686,099	$1,028,462,811
Distributions reinvested	317,143	738,124	—	—
Value of shares redeemed	(25,687,679)	(68,420,803)	(766,367,677)	(1,026,756,236)
Service Class
Proceeds from shares issued	256,887	9,133,327	6,607,684	86,694,398
Distributions reinvested	—	181,310	—	—
Value of shares redeemed	(260,224)	(10,223,630)	(6,588,707)	(96,210,699)
Change in net assets resulting from capital transactions	$5,169,657	$1,933,297	$20,337,399	$(7,809,726)
SHARE TRANSACTIONS:
Investor Class
Issued	2,541,499	5,894,420	6,824,359	10,201,191
Reinvested	26,763	59,719	—	—
Redeemed	(2,153,681)	(5,893,941)	(6,660,559)	(10,207,464)
Service Class
Issued	20,738	733,502	68,258	1,053,612
Reinvested	—	14,143	—	—
Redeemed	(20,996)	(836,595)	(68,128)	(1,146,299)
Change in shares	414,323	(28,752)	163,930	(98,960)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 201

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

$(144,496)	$(266,712)	$(301,486)	$(318,452)	$(9,823)	$(8,431)
10,517,873	3,451,260	14,382,726	(1,792,280)	2,494,917	2,796,005
1,632,475	(2,385,811)	946,346	(284,994)	443,283	186,827
12,005,852	798,737	15,027,586	(2,395,726)	2,928,377	2,974,401

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
7,603,961	(4,389,411)	27,304,883	14,068,453	3,639,916	(2,314,307)
19,609,813	(3,590,674)	42,332,469	11,672,727	6,568,293	660,094

77,561,299	81,151,973	60,573,825	48,901,098	19,466,672	18,806,578
$97,171,112	$77,561,299	$102,906,294	$60,573,825	$26,034,965	$19,466,672
$(163,031)	$(237,369)	$(731,278)	$(827,534)	$(20,194)	$(64,296)

$153,665,855	$321,549,423	$975,059,613	$1,125,447,337	$72,574,425	$123,881,484
—	—	—	—	—	—
(146,131,968)	(325,113,510)	(953,756,067)	(1,110,650,686)	(71,948,304)	(125,417,158)

1,766,207	3,532,184	35,639,316	33,961,965	3,317,091	4,559,774
—	—	—	—	—	—
(1,696,133)	(4,357,508)	(29,637,979)	(34,690,163)	(303,296)	(5,338,407)
$7,603,961	$(4,389,411)	$27,304,883	$14,068,453	$3,639,916	$(2,314,307)

1,527,246	3,867,148	22,828,828	33,177,300	937,212	2,026,372
—	—	—	—	—	—
(1,466,172)	(3,937,370)	(22,361,452)	(32,791,078)	(933,656)	(2,027,564)

19,049	49,938	1,007,523	1,187,718	45,173	82,526
—	—	—	—	—	—
(19,114)	(61,366)	(869,917)	(1,203,035)	(4,549)	(95,850)
61,009	(81,650)	604,982	370,905	44,180	(14,516)

See accompanying notes to the financial statements.

202 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(764,882)	$(1,521,705)	$(44,640)	$(97,935)
Net realized gains (losses) on investments	35,519,097	5,944,079	493,474	(2,240,097)
Change in net unrealized appreciation/depreciation on investments	6,646,881	121,548	(253,544)	(278,047)
Change in net assets resulting from operations	41,401,096	4,543,922	195,290	(2,616,079)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(7,082,737)	(13,723,406)	2,379,878	819,523
Change in net assets	34,318,359	(9,179,484)	2,575,168	(1,796,556)
NET ASSETS:
Beginning of period	254,018,255	263,197,739	7,364,349	9,160,905
End of period	$288,336,614	$254,018,255	$9,939,517	$7,364,349
Accumulated net investment income (loss)	$(228,228)	$(820,859)	$(94,362)	$(546,079)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,363,971,595	$1,934,459,525	$25,623,933	$62,280,943
Distributions reinvested	—	—	—	—
Value of shares redeemed	(1,370,324,003)	(1,948,064,239)	(23,240,064)	(61,401,017)
Service Class
Proceeds from shares issued	4,127,704	25,122,476	73,209	1,865,109
Value of shares redeemed	(4,858,033)	(25,241,168)	(77,200)	(1,925,512)
Change in net assets resulting from capital transactions	$(7,082,737)	$(13,723,406)	$2,379,878	$819,523
SHARE TRANSACTIONS:
Investor Class
Issued	12,553,749	21,268,235	1,957,038	4,759,687
Reinvested	—	—	—	—
Redeemed	(12,598,692)	(21,400,682)	(1,792,768)	(4,735,740)
Service Class
Issued	45,197	315,416	5,935	145,157
Redeemed	(53,123)	(322,913)	(6,473)	(152,284)
Change in shares	(52,869)	(139,944)	163,732	16,820

(a) As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

(b) As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 203

UltraEmerging Markets ProFund				UltraLatin America ProFund			UltraChina ProFund
Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

$(56,354)		$(2,803)		$15,695	$73,975		$(77,077)	$(148,384)
378,737		(515,108)		3,887,319	(3,805,232)		(534,871)	(2,002,957)
1,423,291		340,890		1,306,282	3,502,252		235,333	(1,887,967)
1,745,674		(177,021)		5,209,296	(229,005)		(376,615)	(4,039,308)

—		—		(72,224)	(46,898)		—	—
—		—		(72,224)	(46,898)		—	—
7,978,620		5,499,234		11,271,349	12,405,995		1,024,338	(8,231,380)
9,724,294		5,322,213		16,408,421	12,130,092		647,723	(12,270,688)

15,351,470		10,029,257		25,511,107	13,381,015		8,243,172	20,513,860
$25,075,764		$15,351,470		$41,919,528	$25,511,107		$8,890,895	$8,243,172
$(54,608)		$(24,019)		$(24,237)	$32,292		$(151,460)	$(256,399)

$71,549,123		$86,850,716		$112,310,400	$184,784,076		$74,488,627	$116,849,049
—		—		70,739	40,779		—	—
(63,538,694)		(81,656,893)		(100,455,783)	(172,896,348)		(73,121,059)	(126,083,304)

1,943,027		8,384,204		7,915,727	9,873,935		2,702,724	13,304,138
(1,974,836)		(8,078,793)		(8,569,734)	(9,396,447)		(3,045,954)	(12,301,263)
$7,978,620		$5,499,234		$11,271,349	$12,405,995		$1,024,338	$(8,231,380)

1,692,460	(a)	2,596,595	(a)	3,799,898	9,448,374	(b)	7,052,173	12,445,785
—		—		2,606	2,549	(b)	—	—
(1,520,825	)(a)	(2,459,343	)(a)	(3,460,229)	(8,991,409	)(b)	(7,059,655)	(13,365,669)

46,530	(a)	252,964	(a)	280,649	483,776	(b)	272,214	1,454,305
(50,651	)(a)	(248,549	)(a)	(296,599)	(451,896	)(b)	(328,056)	(1,381,429)
167,514		141,667		326,325	491,394		(63,324)	(847,008)

See accompanying notes to the financial statements.

204 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(219,898)	$(545,279)	$(257,372)		$(710,871)
Net realized gains (losses) on investments	7,195,298	(18,743,435)	(1,793,720)		(8,216,158)
Change in net unrealized appreciation/depreciation on investments	1,259,070	(1,777,334)	265,229		744,990
Change in net assets resulting from operations	8,234,470	(21,066,048)	(1,785,863)		(8,182,039)
Change in net assets resulting from capital transactions	(568,342)	(13,784,088)	(7,280,731)		(16,108,659)
Change in net assets	7,666,128	(34,850,136)	(9,066,594)		(24,290,698)
NET ASSETS:
Beginning of period	23,182,080	58,032,216	28,709,853		53,000,551
End of period	$30,848,208	$23,182,080	$19,643,259		$28,709,853
Accumulated net investment income (loss)	$863,222	$679,845	$(18,287)		$(392,461)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$82,219,929	$168,793,017	$175,352,491		$568,544,724
Value of shares redeemed	(82,681,809)	(182,539,263)	(175,327,275)		(590,012,821)
Service Class
Proceeds from shares issued	2,175,092	21,489,774	3,057,414		24,024,297
Value of shares redeemed	(2,281,554)	(21,527,616)	(10,363,361)		(18,664,859)
Change in net assets resulting from capital transactions	$(568,342)	$(13,784,088)	$(7,280,731)		$(16,108,659)
SHARE TRANSACTIONS:
Investor Class
Issued	5,137,358	10,356,595	4,281,393	(a)	12,221,634	(a)
Redeemed	(5,133,392)	(11,079,006)	(4,281,281	)(a)	(12,808,677	)(a)
Service Class
Issued	158,894	1,419,936	77,150	(a)	544,690	(a)
Redeemed	(166,116)	(1,410,237)	(271,211	)(a)	(416,167	)(a)
Change in shares	(3,256)	(712,712)	(193,949)		(458,520)

(a) As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

(b) As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 205

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016

$(85,475)	$(315,143)	$(64,142)	$(315,928)	$(115,093)		$(259,770)
(1,214,089)	(2,231,378)	(1,196,543)	(6,784,240)	(2,188,854)		(3,902,949)
103,088	78,879	92,300	456,961	287,963		251,707
(1,196,476)	(2,467,642)	(1,168,385)	(6,643,207)	(2,015,984)		(3,911,012)
(6,790,334)	2,915,548	(4,352,135)	(33,183,430)	(3,953,569)		10,076,974
(7,986,810)	447,906	(5,520,520)	(39,826,637)	(5,969,553)		6,165,962

11,327,539	10,879,633	10,075,701	49,902,338	18,831,584		12,665,622
$3,340,729	$11,327,539	$4,555,181	$10,075,701	$12,862,031		$18,831,584
$(271,444)	$(469,100)	$(218,290)	$(375,585)	$(13,892)		$(151,141)

$69,201,259	$210,380,894	$276,236,040	$808,507,648	$99,121,660		$221,668,477
(74,312,374)	(206,827,012)	(280,600,111)	(839,820,480)	(102,784,042)		(212,104,800)

13,112,656	43,882,353	500,053	16,462,603	4,049,961		30,235,770
(14,791,875)	(44,520,687)	(488,117)	(18,333,201)	(4,341,148)		(29,722,473)
$(6,790,334)	$2,915,548	$(4,352,135)	$(33,183,430)	$(3,953,569)		$10,076,974

3,785,287	9,859,284	18,903,528	48,419,524	2,387,360	(b)	4,243,979	(b)
(4,078,533)	(9,765,402)	(19,241,165)	(50,609,949)	(2,477,502	)(b)	(4,058,792	)(b)

745,155	2,065,336	36,091	1,019,474	103,945	(b)	592,019	(b)
(852,132)	(2,098,975)	(36,287)	(1,158,084)	(111,547	)(b)	(578,615	)(b)
(400,223)	60,243	(337,833)	(2,329,035)	(97,744)		198,591

See accompanying notes to the financial statements.

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund				UltraShort Small-Cap ProFund
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(17,425)		$(62,222)		$(86,508)	$(205,676)
Net realized gains (losses) on investments	(480,764)		(1,705,759)		(962,112)	(1,994,167)
Change in net unrealized appreciation/depreciation on investments	54,620		100,838		217,119	191,084
Change in net assets resulting from operations	(443,569)		(1,667,143)		(831,501)	(2,008,759)
Change in net assets resulting from capital transactions	1,870,874		1,011,376		2,767,164	3,760,666
Change in net assets	1,427,305		(655,767)		1,935,663	1,751,907
NET ASSETS:
Beginning of period	1,744,612		2,400,379		10,350,781	8,598,874
End of period	$3,171,917		$1,744,612		$12,286,444	$10,350,781
Accumulated net investment income (loss)	$(47,510)		$(87,107)		$(212,777)	$(326,690)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$30,681,411		$99,798,410		$223,504,032	$172,731,531
Value of shares redeemed	(28,811,083)		(98,693,428)		(219,702,230)	(170,104,814)
Service Class
Proceeds from shares issued	59,233		107,613		13,689,151	88,504,753
Value of shares redeemed	(58,687)		(201,219)		(14,723,789)	(87,370,804)
Change in net assets resulting from capital transactions	$1,870,874		$1,011,376		$2,767,164	$3,760,666
SHARE TRANSACTIONS:
Investor Class
Issued	861,935	(a)	1,942,935	(a)	15,471,224	8,369,974
Redeemed	(805,868	)(a)	(1,945,906	)(a)	(15,048,165)	(8,242,235)
Service Class
Issued	1,645	(a)	2,102	(a)	1,020,579	4,622,558
Redeemed	(1,645	)(a)	(3,809	)(a)	(1,086,167)	(4,571,825)
Change in shares	56,067		(4,678)		357,471	178,472

(a) As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 5, 2016.

(b) As described in Note 10, share amounts have been adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(c) As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

UltraShort Dow 30 ProFund				UltraShort NASDAQ-100 ProFund				UltraShort International ProFund
Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

$(41,818)		$(91,912)		$(90,618)		$(206,820)		$(48,752)	$(348,336)
(959,190)		(1,346,678)		(2,203,402)		(4,929,966)		(727,215)	(1,591,448)
75,880		86,036		386,876		174,113		212,396	247,055
(925,128)		(1,352,554)		(1,907,144)		(4,962,673)		(563,571)	(1,692,729)
2,067,693		2,312,240		(382,590)		5,413,499		(3,960,491)	3,946,768
1,142,565		959,686		(2,289,734)		450,826		(4,524,062)	2,254,039

5,138,395		4,178,709		12,443,521		11,992,695		8,252,551	5,998,512
$6,280,960		$5,138,395		$10,153,787		$12,443,521		$3,728,489	$8,252,551
$(95,729)		$(144,617)		$(11,302)		$(119,572)		$(184,175)	$(403,642)

$31,680,475		$77,550,897		$229,417,761		$262,227,392		$11,447,992	$86,541,615
(29,647,463)		(75,647,757)		(229,814,099)		(256,705,734)		(14,978,261)	(83,002,308)

59,932		3,486,335		366,417		4,349,080		31,860	119,313,328
(25,251)		(3,077,235)		(352,669)		(4,457,239)		(462,082)	(118,905,867)
$2,067,693		$2,312,240		$(382,590)		$5,413,499		$(3,960,491)	$3,946,768

856,860	(b)	1,624,407	(b)	5,498,729	(c)	4,845,667	(c)	538,137	3,439,156
(795,272	)(b)	(1,589,222	)(b)	(5,502,363	)(c)	(4,779,366	)(c)	(707,516)	(3,330,153)

1,759	(b)	73,530	(b)	8,859	(c)	84,190	(c)	1,555	5,051,600
(701	)(b)	(61,526	)(b)	(8,468	)(c)	(86,821	)(c)	(23,991)	(5,059,012)
62,646		47,189		(3,243)		63,670		(191,815)	101,591

See accompanying notes to the financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund				UltraShort Latin America ProFund
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(50,549)		$(199,838)		$(46,701)	$(188,493)
Net realized gains (losses) on investments	(975,786)		(3,603,563)		(2,643,646)	(6,357,754)
Change in net unrealized appreciation/depreciation on investments	(16,181)		441,672		245,928	296,394
Change in net assets resulting from operations	(1,042,516)		(3,361,729)		(2,444,419)	(6,249,853)
Change in net assets resulting from capital transactions	(1,590,394)		3,465,583		(381,996)	6,083,459
Change in net assets	(2,632,910)		103,854		(2,826,415)	(166,394)
NET ASSETS:
Beginning of period	6,583,294		6,479,440		6,351,594	6,517,988
End of period	$3,950,384		$6,583,294		$3,525,179	$6,351,594
Accumulated net investment income (loss)	$(148,915)		$(276,278)		$(149,791)	$(245,715)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$23,729,222		$100,992,899		$72,559,157	$207,963,459
Value of shares redeemed	(24,891,596)		(97,728,912)		(72,601,509)	(202,707,289)
Service Class
Proceeds from shares issued	198,219		2,817,766		11,610,478	5,602,076
Value of shares redeemed	(626,239)		(2,616,170)		(11,950,122)	(4,774,787)
Change in net assets resulting from capital transactions	$(1,590,394)		$3,465,583		$(381,996)	$6,083,459
SHARE TRANSACTIONS:
Investor Class
Issued	671,953	(a)	1,811,002	(a)	5,748,559	7,702,911
Redeemed	(702,982	)(a)	(1,771,253	)(a)	(5,820,105)	(7,582,994)
Service Class
Issued	5,882	(a)	48,624	(a)	953,938	202,733
Redeemed	(18,987	)(a)	(48,133	)(a)	(966,207)	(179,605)
Change in shares	(44,134)		40,240		(83,815)	143,045

(a) As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 209

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

$(22,360)	$(71,662)	$(19,420)	$(38,574)	$(40,142)	$(26,916)
(373,458)	(1,422,423)	(924,731)	482,892	4,082,740	(3,744,247)
(75,866)	101,119	(45,896)	86,300	4,656,064	(2,171,120)
(471,684)	(1,392,966)	(990,047)	530,618	8,698,662	(5,942,283)
(1,131,898)	577,016	(489,100)	1,733,059	38,462,749	(50,490,486)
(1,603,582)	(815,950)	(1,479,147)	2,263,677	47,161,411	(56,432,769)

3,610,792	4,426,742	3,302,523	1,038,846	6,472,454	62,905,223
$2,007,210	$3,610,792	$1,823,376	$3,302,523	$53,633,865	$6,472,454
$(59,205)	$(98,503)	$(44,155)	$(56,478)	$(26,789)	$(69,872)

$16,482,211	$101,986,961	$24,734,206	$58,858,277	$95,684,429	$65,923,972
(17,596,482)	(101,397,383)	(25,219,765)	(57,123,606)	(59,680,038)	(112,317,706)

110,278	2,929,305	13,432	959,922	10,841,617	7,083,981
(127,905)	(2,941,867)	(16,973)	(961,534)	(8,383,259)	(11,180,733)
$(1,131,898)	$577,016	$(489,100)	$1,733,059	$38,462,749	$(50,490,486)

1,375,570	5,962,283	1,870,953	3,846,235	2,629,199	2,198,875
(1,450,437)	(5,988,439)	(1,918,047)	(3,711,617)	(1,650,185)	(3,607,855)

9,700	167,300	1,089	63,543	342,068	237,448
(11,524)	(164,448)	(1,348)	(62,784)	(281,385)	(402,603)
(76,691)	(23,304)	(47,353)	135,377	1,039,697	(1,574,135)

See accompanying notes to the financial statements.

210 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$63,222	$(27,627)	$(581,770)	$(3,173,749)
Net realized gains (losses) on investments	2,454,143	279,069	1,029,976	(149,560,457)
Change in net unrealized appreciation/depreciation on investments	(2,007,567)	2,934,619	(31,952,117)	(91,834,500)
Change in net assets resulting from operations	509,798	3,186,061	(31,503,911)	(244,568,706)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(50,022)	—	—	—
Change in net assets resulting from distributions	(50,022)	—	—	—
Change in net assets resulting from capital transactions	(36,337,821)	35,606,027	(90,007,131)	(198,025,542)
Change in net assets	(35,878,045)	38,792,088	(121,511,042)	(442,594,248)
NET ASSETS:
Beginning of period	50,933,047	12,140,959	415,118,657	857,712,905
End of period	$15,055,002	$50,933,047	$293,607,615	$415,118,657
Accumulated net investment income (loss)	$(93,370)	$(121,141)	$(1,593,836)	$(7,552,727)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$54,949,149	$97,214,370	$94,060,305	$341,490,051
Distributions reinvested	49,204	—	—	—
Value of shares redeemed	(87,432,883)	(63,290,280)	(179,994,195)	(522,910,790)
Service Class
Proceeds from shares issued	970,975	10,473,497	3,365,887	19,154,286
Value of shares redeemed	(4,874,266)	(8,791,560)	(7,439,128)	(35,759,089)
Change in net assets resulting from capital transactions	$(36,337,821)	$35,606,027	$(90,007,131)	$(198,025,542)
SHARE TRANSACTIONS:
Investor Class
Issued	1,001,868	2,071,746	1,767,145	5,825,219
Reinvested	877	—	—	—
Redeemed	(1,644,588)	(1,386,219)	(3,436,227)	(9,199,613)
Service Class
Issued	19,498	244,507	75,005	374,613
Redeemed	(101,400)	(208,424)	(171,192)	(698,479)
Change in shares	(723,745)	721,610	(1,765,269)	(3,698,260)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 211

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

$(4,432)	$(59,882)	$(81,043)	$(222,558)	$6,412	$(53,122)
(285,133)	(3,971,303)	1,648,072	(5,619,684)	3,912,432	(9,283,589)
(491,719)	409,491	557,430	(4,059,002)	3,724,746	(1,518,164)
(781,284)	(3,621,694)	2,124,459	(9,901,244)	7,643,590	(10,854,875)

—	(67,747)	—	—	—	—
—	(67,747)	—	—	—	—
(11,677,146)	(33,161,858)	5,003,621	(53,310,947)	45,413,703	(44,625,687)
(12,458,430)	(36,851,299)	7,128,080	(63,212,191)	53,057,293	(55,480,562)

22,476,783	59,328,082	40,571,588	103,783,779	9,041,799	64,522,361
$10,018,353	$22,476,783	$47,699,668	$40,571,588	$62,099,092	$9,041,799
$(13,753)	$(9,321)	$(173,551)	$(121,619)	$(76,108)	$(224,626)

$10,845,128	$116,412,693	$68,485,430	$81,678,163	$119,559,674	$95,551,398
—	67,420	—	—	—	—
(19,614,577)	(149,085,530)	(63,787,165)	(132,097,206)	(75,410,500)	(136,297,013)

914,806	12,777,689	463,949	14,518,023	2,244,027	8,268,833
(3,822,503)	(13,334,130)	(158,593)	(17,409,927)	(979,498)	(12,148,905)
$(11,677,146)	$(33,161,858)	$5,003,621	$(53,310,947)	$45,413,703	$(44,625,687)

115,628	1,302,720	770,369	975,065	7,376,212	6,767,828
—	758	—	—	—	—
(207,478)	(1,742,362)	(725,569)	(1,633,363)	(4,603,805)	(9,976,470)

10,433	158,752	5,661	190,681	147,666	623,956
(44,574)	(169,108)	(1,991)	(232,366)	(68,106)	(963,892)
(125,991)	(449,240)	48,470	(699,983)	2,851,967	(3,548,578)

See accompanying notes to the financial statements.

212 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(28,420)	$(217,639)	$(41,244)	$(61,415)
Net realized gains (losses) on investments	(1,089,638)	(12,667,855)	(643,908)	1,784,150
Change in net unrealized appreciation/depreciation on investments	(4,031,096)	(7,640,625)	1,156,578	(155,633)
Change in net assets resulting from operations	(5,149,154)	(20,526,119)	471,426	1,567,102
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	(49,093)
Service Class	—	—	—	(1,817)
Change in net assets resulting from distributions	—	—	—	(50,910)
Change in net assets resulting from capital transactions	(16,503,086)	(106,289,329)	22,526,049	3,614,411
Change in net assets	(21,652,240)	(126,815,448)	22,997,475	5,130,603
NET ASSETS:
Beginning of period	40,860,106	167,675,554	12,638,217	7,507,614
End of period	$19,207,866	$40,860,106	$35,635,692	$12,638,217
Accumulated net investment income (loss)	$(104,631)	$(721,127)	$(26,126)	$(192,952)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$58,475,153	$96,198,747	$82,051,373	$72,788,893
Distributions reinvested	—	—	—	48,683
Value of shares redeemed	(74,040,510)	(190,533,644)	(59,558,001)	(68,033,483)
Service Class
Proceeds from shares issued	265,729	8,342,888	647,687	2,129,065
Distributions reinvested	—	—	—	1,817
Value of shares redeemed	(1,203,458)	(20,297,320)	(615,010)	(3,320,564)
Change in net assets resulting from capital transactions	$(16,503,086)	$(106,289,329)	$22,526,049	$3,614,411
SHARE TRANSACTIONS:
Investor Class
Issued	1,189,503	2,075,316	1,037,336	1,049,625
Reinvested	—	—	—	762
Redeemed	(1,558,771)	(4,101,350)	(786,161)	(974,555)
Service Class
Issued	6,671	195,699	8,876	34,909
Reinvested	—	—	—	31
Redeemed	(30,388)	(489,500)	(8,322)	(55,069)
Change in shares	(392,985)	(2,319,835)	251,729	55,703

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 213

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

$(538,826)	$(1,110,461)	$(68,553)	$(100,719)	$64,824	$204,450
6,615,640	(2,163,157)	305,651	(2,287,778)	881,571	(1,930,153)
4,086,840	2,250,559	688,578	(15,272)	2,572,609	423,856
10,163,654	(1,023,059)	925,676	(2,403,769)	3,519,004	(1,301,847)

—	—	—	—	(201,131)	(116,869)

(129,105)	(6,212,555)	—	—	—	—
(8,591)	(811,933)	—	—	—	—
(137,696)	(7,024,488)	—	—	(201,131)	(116,869)
(8,931,902)	4,444,061	3,940,423	3,918,210	(21,130,583)	34,613,865
1,094,056	(3,603,486)	4,866,099	1,514,441	(17,812,710)	33,195,149

81,647,030	85,250,516	6,444,945	4,930,504	62,235,848	29,040,699
$82,741,086	$81,647,030	$11,311,044	$6,444,945	$44,423,138	$62,235,848
$(308,957)	$(906,868)	$(138,385)	$(189,874)	$(53,708)	$82,599

$51,531,306	$144,797,663	$35,612,855	$72,342,055	$99,460,800	$131,267,402
126,561	6,070,845	—	—	197,622	113,871
(60,816,768)	(142,262,617)	(30,792,022)	(69,562,727)	(120,269,235)	(95,333,274)

1,097,253	16,310,669	3,154,206	6,353,807	408,744	6,747,919
8,591	809,829	—	—	—	—
(878,845)	(21,282,328)	(4,034,616)	(5,214,925)	(928,514)	(8,182,053)
$(8,931,902)	$4,444,061	$3,940,423	$3,918,210	$(21,130,583)	$34,613,865

1,052,559	3,418,975	553,896	1,409,488	2,611,711	3,950,545
2,553	138,068	—	—	4,819	3,784
(1,257,243)	(3,527,948)	(492,706)	(1,409,971)	(3,223,410)	(2,914,430)

27,755	446,151	61,087	152,309	12,221	228,174
213	22,427	—	—	—	—
(22,332)	(601,138)	(78,328)	(132,324)	(28,519)	(281,344)
(196,495)	(103,465)	43,949	19,502	(623,178)	986,729

See accompanying notes to the financial statements.

214 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,532)	$25,377	$(1,033)	$(44,029)
Net realized gains (losses) on investments	1,619,152	(1,635,578)	(1,377,735)	(178,954)
Change in net unrealized appreciation/depreciation on investments	1,317,780	569,728	(1,544,795)	(1,473,845)
Change in net assets resulting from operations	2,932,400	(1,040,473)	(2,923,563)	(1,696,828)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(14,512)	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	(18,845	)(a)
Service Class	—	—	—	(2,772	)(a)
Change in net assets resulting from distributions	(14,512)	—	—	(21,617)
Change in net assets resulting from capital transactions	10,363,128	5,759,279	(3,481,019)	(8,539,486)
Change in net assets	13,281,016	4,718,806	(6,404,582)	(10,257,931)
NET ASSETS:
Beginning of period	12,409,668	7,690,862	16,098,722	26,356,653
End of period	$25,690,684	$12,409,668	$9,694,140	$16,098,722
Accumulated net investment income (loss)	$(6,000)	$13,158	$(630)	$12,080
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$47,885,869	$51,330,381	$17,872,905	$39,048,998
Distributions reinvested	14,480	—	—	18,669
Value of shares redeemed	(39,498,117)	(45,827,733)	(20,981,443)	(47,087,768)
Service Class
Proceeds from shares issued	3,670,767	9,997,703	195,885	3,508,876
Distributions reinvested	—	—	—	2,762
Value of shares redeemed	(1,709,871)	(9,741,072)	(568,366)	(4,031,023)
Change in net assets resulting from capital transactions	$10,363,128	$5,759,279	$(3,481,019)	$(8,539,486)
SHARE TRANSACTIONS:
Investor Class
Issued	3,074,750	4,202,308	758,105	1,669,327
Reinvested	886	—	—	789
Redeemed	(2,552,737)	(3,708,139)	(914,667)	(2,038,372)
Service Class
Issued	252,567	844,570	9,512	160,745
Reinvested	—	—	—	128
Redeemed	(116,789)	(854,765)	(26,850)	(195,285)
Change in shares	658,677	483,974	(173,900)	(402,668)

(a)         Subsequent to the issuance of the July 31, 2016 financial statements, $8,666 and $1,275 was determined to be a return of capital from the Investor Class and Service Class, respectively.

(b)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 215

Precious Metals UltraSector ProFund			Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

$(203,209)	$(271,051)		$45,607	$135,854	$(88,730)	$(37,070)
(10,051,421)	8,189,317		(595,643)	4,102,240	9,298,720	(135,943)
(10,714,446)	25,256,933		(8,327,224)	3,847,180	10,728,034	1,078,303
(20,969,076)	33,175,199		(8,877,260)	8,085,274	19,938,024	905,290

—	—		(381,879)	(37,921)	(200,016)	—
—	—		(21,990)	—	—	—

—	—		—	—	(405,831)	(166,029)
—	—		—	—	(11,182)	(16,217)
—	—		(403,869)	(37,921)	(617,029)	(182,246)
3,008,432	8,532,817		(52,384,906)	36,653,476	110,333,483	2,645,961
(17,960,644)	41,708,016		(61,666,035)	44,700,829	129,654,478	3,369,005

55,718,919	14,010,903		70,409,210	25,708,381	19,016,521	15,647,516
$37,758,275	$55,718,919		$8,743,175	$70,409,210	$148,670,999	$19,016,521
$(416,764)	$(328,062)		$(74,387)	$87,876	$(164,724)	$(133,055)

$207,923,047	$286,523,517		$55,150,223	$137,107,393	$179,061,085	$68,326,003
—	—		365,245	37,413	599,645	161,692
(206,284,982)	(276,756,919)		(103,286,677)	(101,994,320)	(71,148,971)	(65,725,418)

68,469,242	73,543,751		1,870,739	12,888,978	10,017,551	11,261,208
—	—		21,990	—	11,111	16,106
(67,098,875)	(74,777,532)		(6,506,426)	(11,385,988)	(8,206,938)	(11,393,630)
$3,008,432	$8,532,817		$(52,384,906)	$36,653,476	$110,333,483	$2,645,961

4,665,781	9,499,176	(b)	1,291,949	3,411,961	4,915,414	2,418,048
—	—		8,922	960	14,765	5,748
(4,636,963)	(9,308,558	)(b)	(2,460,405)	(2,654,950)	(1,916,734)	(2,453,781)

1,495,411	2,289,427	(b)	44,036	343,998	329,884	474,146
—	—		577	—	317	658
(1,516,182)	(2,263,822	)(b)	(152,022)	(303,160)	(257,856)	(495,153)
8,047	216,223		(1,266,943)	798,809	3,085,790	(50,334)

See accompanying notes to the financial statements.

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(84,665)	$(62,493)	$133,002	$998,881
Net realized gains (losses) on investments	1,780,262	(477,119)	(5,298,920)	7,739,812
Change in net unrealized appreciation/depreciation on investments	2,672,689	412,924	(6,042,189)	6,091,306
Change in net assets resulting from operations	4,368,286	(126,688)	(11,208,107)	14,829,999
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(212,843)
Service Class	—	—	—	(18,173)
Change in net assets resulting from distributions	—	—	—	(231,016)
Change in net assets resulting from capital transactions	20,937,695	(642,007)	(79,992,761)	98,670,854
Change in net assets	25,305,981	(768,695)	(91,200,868)	113,269,837
NET ASSETS:
Beginning of period	11,331,758	12,100,453	116,278,006	3,008,169
End of period	$36,637,739	$11,331,758	$25,077,138	$116,278,006
Accumulated net investment income (loss)	$(127,171)	$(214,034)	$47,765	$916,015
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$105,660,883	$53,419,339	$48,666,845	$224,032,836
Distributions reinvested	—	—	—	208,001
Value of shares redeemed	(84,460,362)	(53,092,640)	(124,772,681)	(128,956,487)
Service Class
Proceeds from shares issued	2,048,337	11,446,552	2,526,170	18,881,791
Distributions reinvested	—	—	—	18,173
Value of shares redeemed	(2,311,163)	(12,415,258)	(6,413,095)	(15,513,460)
Change in net assets resulting from capital transactions	$20,937,695	$(642,007)	$(79,992,761)	$98,670,854
SHARE TRANSACTIONS:
Investor Class
Issued	1,494,517	867,897	1,842,256	9,399,264
Reinvested	—	—	—	10,302
Redeemed	(1,189,907)	(877,400)	(4,933,355)	(5,465,721)
Service Class
Issued	33,473	212,124	103,584	847,275
Reinvested	—	—	—	940
Redeemed	(37,442)	(232,433)	(268,709)	(706,472)
Change in shares	300,641	(29,812)	(3,256,224)	4,085,588

(a) As described in Note 10, share amounts have been adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

Utilities UltraSector ProFund		Short Oil & Gas ProFund				Short Precious Metals ProFund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016

$140,557	$53,699	$(24,037)		$(85,645)		$(80,266)		$(231,081)
(3,489,977)	3,665,496	(486,435)		(721,607)		368,105		(13,852,013)
(550,244)	1,728,980	46,798		(49,131)		946,916		(1,162,425)
(3,899,664)	5,448,175	(463,674)		(856,383)		1,234,755		(15,245,519)

(150,805)	(138,952)	—		—		—		—
—	(2,269)	—		—		—		—
(150,805)	(141,221)	—		—		—		—
(52,607,540)	58,239,184	5,165,464		1,222,567		(15,228,868)		10,646,997
(56,658,009)	63,546,138	4,701,790		366,184		(13,994,113)		(4,598,522)

74,370,063	10,823,925	3,205,163		2,838,979		19,531,124		24,129,646
$17,712,054	$74,370,063	$7,906,953		$3,205,163		$5,537,011		$19,531,124
$(64,242)	$(53,994)	$(64,497)		$(122,457)		$(184,573)		$(458,730)

$49,065,197	$201,701,247	$37,002,891		$95,462,211		$179,431,368		$435,064,519
149,183	133,469	—		—		—		—
(99,991,969)	(143,977,665)	(31,790,714)		(94,443,060)		(186,839,356)		(423,866,628)

1,949,471	17,928,375	3,632,406		4,348,464		20,283,692		147,534,967
—	2,120	—		—		—		—
(3,779,422)	(17,548,362)	(3,679,119)		(4,145,048)		(28,104,572)		(148,085,861)
$(52,607,540)	$58,239,184	$5,165,464		$1,222,567		$(15,228,868)		$10,646,997

1,247,447	5,348,204	779,103	(a)	1,672,347	(a)	4,387,079	(a)	7,129,113	(a)
3,806	4,105	—		—		—		—
(2,497,959)	(3,946,462)	(665,229	)(a)	(1,663,459	)(a)	(4,586,706	)(a)	(6,903,321	)(a)

50,286	529,692	84,124	(a)	75,276	(a)	514,925	(a)	2,004,444	(a)
—	68	—		—		—		—
(100,345)	(527,569)	(86,389	)(a)	(71,573	)(a)	(729,090	)(a)	(1,904,748	)(a)
(1,296,765)	1,408,038	111,609		12,591		(413,792)		325,488

See accompanying notes to the financial statements.

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(22,512)	$(42,993)	$(348,891)	$(490,144)
Net realized gains (losses) on investments	128,905	(802,069)	(9,185,750)	16,765,258
Change in net unrealized appreciation/depreciation on investments	25,311	70,105	(1,154,302)	(1,313,263)
Change in net assets resulting from operations	131,704	(774,957)	(10,688,943)	14,961,851
Change in net assets resulting from capital transactions	(583,879)	(1,602,805)	(3,092,051)	(30,705,276)
Change in net assets	(452,175)	(2,377,762)	(13,780,994)	(15,743,425)
NET ASSETS:
Beginning of period	1,276,334	3,654,096	39,999,467	55,742,892
End of period	$824,159	$1,276,334	$26,218,473	$39,999,467
Accumulated net investment income (loss)	$(40,365)	$(78,262)	$(9,084)	$(511,214)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$29,118,099	$49,938,000	$1,576,086,696	$2,376,783,645
Value of shares redeemed	(29,704,402)	(51,543,397)	(1,566,784,921)	(2,419,847,796)
Service Class
Proceeds from shares issued	132,009	112,987	112,551,183	285,796,238
Value of shares redeemed	(129,585)	(110,395)	(124,945,009)	(273,437,363)
Change in net assets resulting from capital transactions	$(583,879)	$(1,602,805)	$(3,092,051)	$(30,705,276)
SHARE TRANSACTIONS:
Investor Class
Issued	1,711,785	2,573,685	27,559,290	42,113,434
Redeemed	(1,743,739)	(2,678,348)	(27,434,733)	(42,780,768)
Service Class
Issued	8,411	6,418	2,105,811	5,612,871
Redeemed	(8,287)	(6,275)	(2,360,100)	(5,370,381)
Change in shares	(31,830)	(104,520)	(129,732)	(424,844)

(a) As described in Note 10, share amounts have been adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund				Rising U.S. Dollar ProFund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

$(81,563)	$(233,381)	$(314,219)		$(828,308)		$(363,122)	$(737,037)
805,535	(1,414,329)	12,300,119		(11,430,901)		3,291,406	(1,214,811)
(48,821)	331,436	668,466		3,166,035		(629,278)	(745,022)
675,151	(1,316,274)	12,654,366		(9,093,174)		2,299,006	(2,696,870)
2,595,355	(12,524,733)	(5,561,958)		(25,618,108)		(22,517,282)	(1,455,962)
3,270,506	(13,841,007)	7,092,408		(34,711,282)		(20,218,276)	(4,152,832)

9,322,687	23,163,694	37,076,942		71,788,224		46,097,284	50,250,116
$12,593,193	$9,322,687	$44,169,350		$37,076,942		$25,879,008	$46,097,284
$(183,477)	$(437,397)	$(834,119)		$(1,500,019)		$(757,146)	$(815,492)

$7,983,625	$10,200,826	$1,058,602,739		$1,771,275,662		$91,770,100	$135,099,807
(4,994,816)	(23,791,336)	(1,066,311,370)		(1,789,642,937)		(107,749,999)	(135,348,659)

281,278	1,645,996	111,125,146		231,576,794		11,560,075	49,823,403
(674,732)	(580,219)	(108,978,473)		(238,827,627)		(18,097,458)	(51,030,513)
$2,595,355	$(12,524,733)	$(5,561,958)		$(25,618,108)		$(22,517,282)	$(1,455,962)

525,688	670,900	27,091,316	(a)	42,920,236	(a)	3,157,217	4,695,471
(331,241)	(1,552,496)	(27,165,298	)(a)	(43,275,306	)(a)	(3,691,825)	(4,725,553)

19,224	111,699	3,034,127	(a)	5,725,625	(a)	446,962	1,879,633
(47,260)	(39,643)	(2,977,527	)(a)	(5,892,048	)(a)	(685,784)	(1,935,381)
166,411	(809,540)	(17,382)		(521,493)		(773,430)	(85,830)

See accompanying notes to the financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(40,376)	$(108,628)
Net realized gains (losses) on investments	(407,042)	(6,736)
Change in net unrealized appreciation/depreciation on investments	78,808	15,769
Change in net assets resulting from operations	(368,610)	(99,595)
Change in net assets resulting from capital transactions	(1,059,682)	(762,051)
Change in net assets	(1,428,292)	(861,646)
NET ASSETS:
Beginning of period	3,765,179	4,626,825
End of period	$2,336,887	$3,765,179
Accumulated net investment income (loss)	$(105,256)	$(145,213)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$9,087,629	$29,455,817
Value of shares redeemed	(9,725,247)	(29,538,507)
Service Class
Proceeds from shares issued	10,794,002	42,269,656
Value of shares redeemed	(11,216,066)	(42,949,017)
Change in net assets resulting from capital transactions	$(1,059,682)	$(762,051)
SHARE TRANSACTIONS:
Investor Class
Issued	524,465	1,634,256
Redeemed	(565,280)	(1,653,291)
Service Class
Issued	645,670	2,473,304
Redeemed	(679,077)	(2,502,136)
Change in shares	(74,222)	(47,867)

See accompanying notes to the financial statements.

Financial Highlights

222 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments		Total Distributions
Bull ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$99.34	(0.31)	5.13		4.82	—		—
Year Ended July 31, 2016	$95.88	(0.28)	3.74		3.46	—		—
Year Ended July 31, 2015	$87.77	(0.31)	8.42		8.11	—		—
Year Ended July 31, 2014	$76.56	(0.47)	11.68		11.21	—		—
Year Ended July 31, 2013	$62.44	(0.41)	14.53		14.12	—		—
Year Ended July 31, 2012	$58.45	(0.66)	4.65		3.99	—		—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$84.76	(0.74)	4.41		3.67	—		—
Year Ended July 31, 2016	$82.62	(1.08)	3.22		2.14	—		—
Year Ended July 31, 2015	$76.39	(1.12)	7.35		6.23	—		—
Year Ended July 31, 2014	$67.32	(1.19)	10.26		9.07	—		—
Year Ended July 31, 2013	$55.46	(1.00)	12.86		11.86	—		—
Year Ended July 31, 2012	$52.43	(1.19)	4.22		3.03	—		—
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$77.58	(0.21)	6.42		6.21	—		—
Year Ended July 31, 2016	$74.89	(0.33)	3.05	(e)	2.72	(0.03	)(f)	(0.03)
Year Ended July 31, 2015	$69.08	(0.39)	6.86		6.47	(0.66)		(0.66)
Year Ended July 31, 2014	$63.20	(0.41)	7.39		6.98	(1.10)		(1.10)
Year Ended July 31, 2013	$48.49	(0.48)	15.19		14.71	—		—
Year Ended July 31, 2012	$48.97	(0.62)	0.14		(0.48)	—		—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$67.36	(0.56)	5.59		5.03	—		—
Year Ended July 31, 2016	$65.71	(0.95)	2.63	(e)	1.68	(0.03	)(f)	(0.03)
Year Ended July 31, 2015	$61.30	(1.04)	6.11		5.07	(0.66)		(0.66)
Year Ended July 31, 2014	$56.75	(1.02)	6.67		5.65	(1.10)		(1.10)
Year Ended July 31, 2013	$43.97	(0.98)	13.76		12.78	—		—
Year Ended July 31, 2012	$44.85	(1.06)	0.18		(0.88)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$104.16	4.84	%(d)	1.64%	1.64%	(0.63)%	$71,031	2	%(d)
$99.34	3.61%		1.58%	1.58%	(0.31)%	$57,666	368%
$95.88	9.26%		1.59%	1.59%	(0.34)%	$61,512	154%
$87.77	14.63%		1.58%	1.58%	(0.57)%	$104,942	78%
$76.56	22.61%		1.75%	1.75%	(0.61)%	$83,880	25%
$62.44	6.81%		1.72%	1.72%	(1.14)%	$75,354	3%

$88.43	4.32	%(d)	2.64%	2.64%	(1.63)%	$7,279	2	%(d)
$84.76	2.60%		2.58%	2.58%	(1.31)%	$5,380	368%
$82.62	8.16%		2.59%	2.59%	(1.34)%	$7,792	154%
$76.39	13.47%		2.58%	2.58%	(1.57)%	$10,987	78%
$67.32	21.38%		2.75%	2.75%	(1.61)%	$6,429	25%
$55.46	5.76%		2.72%	2.72%	(2.14)%	$18,000	3%

$83.79	8.00	%(d)	1.57%	1.57%	(0.53)%	$131,788	536	%(d)
$77.58	3.64%		1.51%	1.51%	(0.47)%	$56,035	1,455%
$74.89	9.47%		1.46%	1.46%	(0.53)%	$26,624	158%
$69.08	11.12%		1.43%	1.43%	(0.61)%	$25,191	211%
$63.20	30.34%		1.75%	1.75%	(0.88)%	$26,811	393%
$48.49	(0.98)%		1.86%	1.85%	(1.33)%	$25,542	12%

$72.39	7.45	%(d)	2.57%	2.57%	(1.53)%	$2,198	536	%(d)
$67.36	2.57%		2.51%	2.51%	(1.47)%	$981	1,455%
$65.71	8.40%		2.46%	2.46%	(1.53)%	$5,174	158%
$61.30	10.03%		2.43%	2.43%	(1.61)%	$4,877	211%
$56.75	29.07%		2.75%	2.75%	(1.88)%	$985	393%
$43.97	(1.96)%		2.86%	2.85%	(2.33)%	$891	12%

(a)        Per share net investment income (loss) has been calculated using the average daily shares method.

(b)        Annualized for periods less than one year.

(c)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)          Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$67.60	(0.32)	7.89		7.57	—	—
Year Ended July 31, 2016	$68.32	(0.72)	—	(e)(f)	(0.72)	—	—
Year Ended July 31, 2015	$62.44	(0.92)	6.80		5.88	—	—
Year Ended July 31, 2014	$58.41	(0.61)	4.64		4.03	—	—
Year Ended July 31, 2013	$43.95	(0.49)	14.95		14.46	—	—
Year Ended July 31, 2012	$44.41	(0.47)	0.01		(0.46)	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$58.16	(0.64)	6.84		6.20	—	—
Year Ended July 31, 2016	$59.37	(1.26)	0.05	(f)	(1.21)	—	—
Year Ended July 31, 2015	$54.78	(1.50)	6.09		4.59	—	—
Year Ended July 31, 2014	$51.77	(1.17)	4.18		3.01	—	—
Year Ended July 31, 2013	$39.33	(0.93)	13.37		12.44	—	—
Year Ended July 31, 2012	$40.14	(0.85)	0.04		(0.81)	—	—
NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$47.81	(0.19)	3.89		3.70	—	—
Year Ended July 31, 2016(g)	$46.73	(0.37)	1.45		1.08	—	—
Year Ended July 31, 2015(g)	$40.45	(0.38)	7.11		6.73	(0.45)	(0.45)
Year Ended July 31, 2014(g)	$33.19	(0.29)	8.47		8.18	(0.92)	(0.92)
Year Ended July 31, 2013(g)	$29.01	(0.30)	4.90		4.60	(0.42)	(0.42)
Year Ended July 31, 2012(g)	$26.24	(0.33)	3.10		2.77	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$40.36	(0.40)	3.30		2.90	—	—
Year Ended July 31, 2016(g)	$39.85	(0.75)	1.26		0.51	—	—
Year Ended July 31, 2015(g)	$34.91	(0.76)	6.15		5.39	(0.45)	(0.45)
Year Ended July 31, 2014(g)	$29.05	(0.62)	7.40		6.78	(0.92)	(0.92)
Year Ended July 31, 2013(g)	$25.70	(0.57)	4.34		3.77	(0.42)	(0.42)
Year Ended July 31, 2012(g)	$23.48	(0.57)	2.79		2.22	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$75.17	11.20	%(d)	1.68%	1.68%	(0.90)%	$72,211	174	%(d)
$67.60	(1.05)%		1.93%	1.80%	(1.16)%	$48,967	190%
$68.32	9.49%		1.85%	1.76%	(1.39)%	$22,679	114%
$62.44	6.83%		1.75%	1.72%	(0.96)%	$13,987	252%
$58.41	32.90%		2.12%	1.76%	(0.98)%	$32,724	264%
$43.95	(1.06)%		2.14%	1.73%	(1.11)%	$19,040	80%

$64.36	10.64	%(d)	2.68%	2.68%	(1.90)%	$2,094	174	%(d)
$58.16	(2.02)%		2.93%	2.80%	(2.16)%	$560	190%
$59.37	8.42%		2.85%	2.76%	(2.39)%	$4,217	114%
$54.78	5.76%		2.75%	2.72%	(1.96)%	$2,342	252%
$51.77	31.66%		3.12%	2.76%	(1.98)%	$1,914	264%
$39.33	(2.04)%		3.14%	2.73%	(2.11)%	$868	80%

$51.51	7.74	%(d)	1.46%	1.46%	(0.77)%	$62,271	2	%(d)
$47.81	2.30%		1.54%	1.54%	(0.84)%	$53,723	362%
$46.73	16.75%		1.60%	1.60%	(0.89)%	$53,777	100%
$40.45	24.98%		1.65%	1.65%	(0.82)%	$49,249	147%
$33.19	16.13%		1.78%	1.78%	(1.01)%	$31,567	331%
$29.01	10.53%		1.73%	1.73%	(1.23)%	$34,988	5%

$43.26	7.19	%(d)	2.46%	2.46%	(1.77)%	$2,743	2	%(d)
$40.36	1.27%		2.54%	2.54%	(1.84)%	$2,863	362%
$39.85	15.57%		2.60%	2.60%	(1.89)%	$25,334	100%
$34.91	23.72%		2.65%	2.65%	(1.82)%	$8,007	147%
$29.05	14.94%		2.77%	2.77%	(2.00)%	$5,496	331%
$25.70	9.41%		2.73%	2.73%	(2.23)%	$5,920	5%

(a)        Per share net investment income (loss) has been calculated using the average daily shares method.

(b)        Annualized for periods less than one year.

(c)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)        Not annualized for periods less than one year.

(e)         Amount is less than $0.005.

(f)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)         As described in Note 10, adjusted for 3:1 stock split on December 14, 2015.

See accompanying notes to the financial statements.

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$54.89	0.23	3.75	3.98	(0.13)	—	(0.13)
Year Ended July 31, 2016	$53.40	0.49	1.64	2.13	(0.38)	(0.26)	(0.64)
Year Ended July 31, 2015	$52.78	0.40	2.05	2.45	(0.32)	(1.51)	(1.83)
Year Ended July 31, 2014	$49.97	0.29	5.53	5.82	(0.82)	(2.19)	(3.01)
Year Ended July 31, 2013	$39.48	0.38	10.56	10.94	(0.33)	(0.12)	(0.45)
Year Ended July 31, 2012	$37.34	0.29	1.85	2.14	—	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$50.33	(0.03)	3.40	3.37	—	—	—
Year Ended July 31, 2016	$49.33	0.02	1.44	1.46	(0.20)	(0.26)	(0.46)
Year Ended July 31, 2015	$49.07	(0.11)	1.88	1.77	—	(1.51)	(1.51)
Year Ended July 31, 2014	$46.63	(0.19)	5.11	4.92	(0.29)	(2.19)	(2.48)
Year Ended July 31, 2013	$36.91	(0.03)	9.87	9.84	—	(0.12)	(0.12)
Year Ended July 31, 2012	$35.26	(0.07)	1.72	1.65	—	—	—
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$68.05	(0.05)	1.84	1.79	—	(0.93)	(0.93)
Year Ended July 31, 2016	$65.97	(0.02)	2.14	2.12	—	(0.04)	(0.04)
Year Ended July 31, 2015	$59.32	(0.01)	7.81	7.80	—	(1.15)	(1.15)
Year Ended July 31, 2014	$52.80	(0.06)	8.86	8.80	—	(2.28)	(2.28)
Year Ended July 31, 2013	$44.90	0.12	7.99	8.11	(0.21)	—	(0.21)
Year Ended July 31, 2012	$41.50	0.06	3.34	3.40	—	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$59.27	(0.35)	1.60	1.25	—	(0.93)	(0.93)
Year Ended July 31, 2016	$58.05	(0.57)	1.83	1.26	—	(0.04)	(0.04)
Year Ended July 31, 2015	$52.82	(0.57)	6.95	6.38	—	(1.15)	(1.15)
Year Ended July 31, 2014	$47.71	(0.57)	7.96	7.39	—	(2.28)	(2.28)
Year Ended July 31, 2013	$40.81	(0.32)	7.22	6.90	—	—	—
Year Ended July 31, 2012	$38.09	(0.33)	3.05	2.72	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$58.74	7.23	%(d)	1.75%	1.75%	0.80%	$10,484	271	%(d)
$54.89	4.11%		1.86%	1.78%	0.97%	$11,599	813%
$53.40	4.73%		1.96%	1.84%	0.74%	$9,509	600%
$52.78	12.08%		1.89%	1.87%	0.58%	$28,627	593%
$49.97	27.98%		1.76%	1.75%	0.87%	$23,658	428%
$39.48	5.73%		1.80%	1.73%	0.76%	$37,980	452%

$53.70	6.67	%(d)	2.75%	2.75%	(0.20)%	$2,829	271	%(d)
$50.33	3.06%		2.86%	2.78%	(0.03)%	$2,182	813%
$49.33	3.67%		2.96%	2.84%	(0.26)%	$750	600%
$49.07	10.94%		2.89%	2.87%	(0.42)%	$4,104	593%
$46.63	26.73%		2.76%	2.75%	(0.13)%	$4,522	428%
$36.91	4.68%		2.80%	2.73%	(0.24)%	$4,778	452%

$68.91	2.64	%(d)	1.75%	1.75%	(0.15)%	$23,003	242	%(d)
$68.05	3.23%		1.78%	1.78%	(0.03)%	$23,301	460%
$65.97	13.31%		1.92%	1.78%	(0.01)%	$15,741	550%
$59.32	17.06%		1.99%	1.91%	(0.11)%	$13,666	749%
$52.80	18.14%		1.81%	1.81%	0.26%	$16,811	596%
$44.90	8.19%		1.74%	1.72%	0.13%	$44,257	413%

$59.59	2.11	%(d)	2.75%	2.75%	(1.15)%	$2,893	242	%(d)
$59.27	2.19%		2.78%	2.78%	(1.03)%	$1,165	460%
$58.05	12.22%		2.92%	2.78%	(1.01)%	$8,346	550%
$52.82	15.91%		2.99%	2.91%	(1.11)%	$3,537	749%
$47.71	16.91%		2.81%	2.81%	(0.74)%	$3,677	596%
$40.81	7.14%		2.74%	2.72%	(0.87)%	$3,915	413%

(a)        Per share net investment income (loss) has been calculated using the average daily shares method.

(b)        Annualized for periods less than one year.

(c)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)        Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$69.63	0.03	7.43		7.46	(0.18)	(0.24)	(0.42)
Year Ended July 31, 2016	$65.60	0.26	3.77		4.03	—	—	—
Year Ended July 31, 2015	$66.49	(0.04)	2.38		2.34	—	(3.23)	(3.23)
Year Ended July 31, 2014	$59.19	(0.07)	7.37		7.30	—	—	—
Year Ended July 31, 2013	$44.62	0.21	14.41		14.62	(0.05)	—	(0.05)
Year Ended July 31, 2012	$44.21	0.06	0.35		0.41	—	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$60.06	(0.28)	6.39		6.11	—	(0.24)	(0.24)
Year Ended July 31, 2016	$57.22	(0.29)	3.13		2.84	—	—	—
Year Ended July 31, 2015	$58.98	(0.64)	2.11		1.47	—	(3.23)	(3.23)
Year Ended July 31, 2014	$53.00	(0.64)	6.62		5.98	—	—	—
Year Ended July 31, 2013	$40.32	(0.25)	12.93		12.68	—	—	—
Year Ended July 31, 2012	$40.35	(0.34)	0.31		(0.03)	—	—	—
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$73.58	(0.15)	3.77		3.62	—	—	—
Year Ended July 31, 2016	$72.42	(0.38)	1.54	(e)	1.16	—	—	—
Year Ended July 31, 2015	$63.43	(0.33)	9.32		8.99	—	—	—
Year Ended July 31, 2014	$58.12	(0.49)	5.80		5.31	—	—	—
Year Ended July 31, 2013	$45.31	(0.24)	13.05		12.81	—	—	—
Year Ended July 31, 2012	$46.41	(0.44)	(0.66)		(1.10)	—	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$63.07	(0.47)	3.24		2.77	—	—	—
Year Ended July 31, 2016	$62.72	(0.96)	1.31	(e)	0.35	—	—	—
Year Ended July 31, 2015	$55.50	(0.94)	8.16		7.22	—	—	—
Year Ended July 31, 2014	$51.38	(1.04)	5.16		4.12	—	—	—
Year Ended July 31, 2013	$40.44	(0.70)	11.64		10.94	—	—	—
Year Ended July 31, 2012	$41.82	(0.84)	(0.54)		(1.38)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$76.67	10.72	%(d)	1.90%	1.78%	0.08%	$43,769	175	%(d)
$69.63	6.14%		1.84%	1.78%	0.41%	$33,251	913%
$65.60	3.65%		2.29%	1.78%	(0.06)%	$5,837	681%
$66.49	12.33%		1.95%	1.78%	(0.11)%	$17,743	689%
$59.19	32.80%		1.99%	1.77%	0.41%	$21,421	676%
$44.62	0.93%		2.29%	1.73%	0.15%	$3,670	597%

$65.93	10.16	%(d)	2.90%	2.78%	(0.92)%	$1,013	175	%(d)
$60.06	4.98%		2.84%	2.78%	(0.59)%	$1,458	913%
$57.22	2.60%		3.29%	2.78%	(1.06)%	$725	681%
$58.98	11.28%		2.95%	2.78%	(1.11)%	$4,816	689%
$53.00	31.45%		2.99%	2.77%	(0.59)%	$4,589	676%
$40.32	(0.10)%		3.29%	2.73%	(0.85)%	$895	597%

$77.20	4.92	%(d)	1.78%	1.78%	(0.42)%	$10,801	144	%(d)
$73.58	1.60%		1.81%	1.78%	(0.58)%	$22,383	666%
$72.42	14.17%		1.85%	1.74%	(0.50)%	$11,267	712%
$63.43	9.14%		1.97%	1.78%	(0.82)%	$6,271	924%
$58.12	28.27%		1.89%	1.76%	(0.48)%	$11,152	642%
$45.31	(2.39)%		2.21%	1.73%	(1.01)%	$12,925	540%

$65.84	4.38	%(d)	2.78%	2.78%	(1.42)%	$1,239	144	%(d)
$63.07	0.57%		2.81%	2.78%	(1.58)%	$1,875	666%
$62.72	13.01%		2.85%	2.74%	(1.50)%	$8,069	712%
$55.50	8.02%		2.97%	2.78%	(1.82)%	$3,510	924%
$51.38	27.05%		2.89%	2.76%	(1.48)%	$4,431	642%
$40.44	(3.32)%		3.21%	2.73%	(2.01)%	$2,785	540%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$72.53	(0.02)	9.12		9.10	—	—	—
Year Ended July 31, 2016	$68.18	0.03	4.32		4.35	—	—	—
Year Ended July 31, 2015	$65.61	(0.23)	2.80		2.57	—	—	—
Year Ended July 31, 2014	$60.00	(0.13)	5.74		5.61	—	—	—
Year Ended July 31, 2013	$44.52	0.01	15.48		15.49	(0.01)	—	(0.01)
Year Ended July 31, 2012	$43.55	(0.07)	1.04		0.97	—	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$62.93	(0.35)	7.89		7.54	—	—	—
Year Ended July 31, 2016	$59.75	(0.54)	3.72		3.18	—	—	—
Year Ended July 31, 2015	$58.07	(0.83)	2.51		1.68	—	—	—
Year Ended July 31, 2014	$53.66	(0.71)	5.12		4.41	—	—	—
Year Ended July 31, 2013	$40.19	(0.46)	13.93		13.47	—	—	—
Year Ended July 31, 2012	$39.73	(0.47)	0.93		0.46	—	—	—
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$69.40	(0.23)	8.00		7.77	—	—	—
Year Ended July 31, 2016	$70.34	(0.34)	1.06	(e)	0.72	—	(1.66)	(1.66)
Year Ended July 31, 2015	$65.44	(0.38)	10.15		9.77	—	(4.87)	(4.87)
Year Ended July 31, 2014	$60.56	(0.58)	5.46		4.88	—	—	—
Year Ended July 31, 2013	$46.62	(0.41)	14.35		13.94	—	—	—
Year Ended July 31, 2012	$45.77	(0.32)	1.17		0.85	—	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$58.86	(0.54)	6.80		6.26	—	—	—
Year Ended July 31, 2016	$60.54	(0.90)	0.88	(e)	(0.02)	—	(1.66)	(1.66)
Year Ended July 31, 2015	$57.48	(0.97)	8.90		7.93	—	(4.87)	(4.87)
Year Ended July 31, 2014	$53.76	(1.16)	4.88		3.72	—	—	—
Year Ended July 31, 2013	$41.80	(0.88)	12.84		11.96	—	—	—
Year Ended July 31, 2012	$41.44	(0.73)	1.09		0.36	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$81.63	12.53	%(d)	1.75%	1.75%	(0.04)%	$53,673	209	%(d)
$72.53	6.40%		1.83%	1.81%	0.05%	$25,071	1,206%
$68.18	3.92%		2.21%	1.89%	(0.34)%	$5,541	1,184%
$65.61	9.35%		1.75%	1.73%	(0.21)%	$4,959	413%
$60.00	34.81%		1.97%	1.76%	0.03%	$34,020	674%
$44.52	2.23%		2.05%	1.73%	(0.15)%	$27,367	758%

$70.47	11.95	%(d)	2.75%	2.75%	(1.04)%	$726	209	%(d)
$62.93	5.37%		2.83%	2.81%	(0.95)%	$594	1,206%
$59.75	2.88%		3.21%	2.89%	(1.34)%	$373	1,184%
$58.07	8.22%		2.75%	2.73%	(1.21)%	$2,550	413%
$53.66	33.52%		2.97%	2.76%	(0.97)%	$9,081	674%
$40.19	1.13%		3.05%	2.73%	(1.15)%	$2,876	758%

$77.17	11.20	%(d)	1.78%	1.78%	(0.64)%	$31,424	239	%(d)
$69.40	1.21%		1.91%	1.78%	(0.53)%	$16,250	710%
$70.34	15.60%		1.85%	1.74%	(0.58)%	$23,772	887%
$65.44	8.06%		2.01%	1.78%	(0.91)%	$7,929	654%
$60.56	29.90%		2.04%	1.77%	(0.79)%	$20,695	614%
$46.62	1.86%		2.27%	1.73%	(0.75)%	$6,148	499%

$65.12	10.62	%(d)	2.78%	2.78%	(1.64)%	$1,474	239	%(d)
$58.86	0.18%		2.91%	2.78%	(1.53)%	$998	710%
$60.54	14.50%		2.85%	2.74%	(1.58)%	$4,465	887%
$57.48	6.92%		3.01%	2.78%	(1.91)%	$1,321	654%
$53.76	28.61%		3.04%	2.77%	(1.79)%	$3,959	614%
$41.80	0.84%		3.27%	2.73%	(1.75)%	$2,712	499%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$11.99	0.04	0.62	0.66	(0.39)	(0.39)
Year Ended July 31, 2016	$14.48	0.37	(1.50)	(1.13)	(1.36)	(1.36)
Year Ended July 31, 2015	$16.16	0.33	(1.85)	(1.52)	(0.16)	(0.16)
Year Ended July 31, 2014	$13.91	0.62	1.76	2.38	(0.13)	(0.13)
Year Ended July 31, 2013	$11.52	0.15	2.24	2.39	—	—
Year Ended July 31, 2012	$14.56	0.32	(2.02)	(1.70)	(1.34)	(1.34)
Service Class
Six Months Ended January 31, 2017 (unaudited)	$12.35	(0.02)	0.64	0.62	—	—
Year Ended July 31, 2016	$14.80	0.25	(1.53)	(1.28)	(1.17)	(1.17)
Year Ended July 31, 2015	$16.54	0.17	(1.88)	(1.71)	(0.03)	(0.03)
Year Ended July 31, 2014	$14.27	0.46	1.83	2.29	(0.02)	(0.02)
Year Ended July 31, 2013	$11.94	0.02	2.31	2.33	—	—
Year Ended July 31, 2012	$14.69	0.19	(2.01)	(1.82)	(0.93)	(0.93)
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$113.58	(0.02)	11.74	11.72	—	—
Year Ended July 31, 2016	$107.48	(0.01)	6.11	6.10	—	—
Year Ended July 31, 2015	$90.36	(0.23)	17.35	17.12	—	—
Year Ended July 31, 2014	$68.70	(0.22)	21.88	21.66	—	—
Year Ended July 31, 2013	$45.83	(0.16)	23.03	22.87	—	—
Year Ended July 31, 2012	$41.98	(0.25)	4.10	3.85	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$97.06	(0.51)	9.98	9.47	—	—
Year Ended July 31, 2016	$92.77	(0.85)	5.14	4.29	—	—
Year Ended July 31, 2015	$78.76	(1.11)	15.12	14.01	—	—
Year Ended July 31, 2014	$60.47	(0.89)	19.18	18.29	—	—
Year Ended July 31, 2013	$40.75	(0.66)	20.38	19.72	—	—
Year Ended July 31, 2012	$37.67	(0.62)	3.70	3.08	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$12.26	5.59	%(d)	1.91%	1.78%	0.67%	$8,893	313	%(d)
$11.99	(8.11)%		1.84%	1.78%	3.14%	$3,726	718%
$14.48	(9.50)%		1.80%	1.78%	2.18%	$3,628	394%
$16.16	17.24%		1.79%	1.75%	3.94%	$23,050	485%
$13.91	20.75%		1.84%	1.81%	1.15%	$6,143	719%
$11.52	(11.48)%		3.13%	1.91%	2.50%	$3,771	2,739%

$12.97	5.02	%(d)	2.91%	2.78%	(0.33)%	$272	313	%(d)
$12.35	(8.96)%		2.84%	2.78%	2.14%	$262	718%
$14.80	(10.34)%		2.80%	2.78%	1.18%	$1,631	394%
$16.54	16.06%		2.79%	2.75%	2.94%	$3,755	485%
$14.27	19.51%		2.84%	2.81%	0.15%	$3,086	719%
$11.94	(12.32)%		4.13%	2.91%	1.50%	$2,408	2,739%

$125.30	10.31	%(d)	1.41%	1.41%	(0.04)%	$118,751	2	%(d)
$113.58	5.69%		1.46%	1.46%	(0.01)%	$89,043	165%
$107.48	18.95%		1.52%	1.52%	(0.23)%	$84,932	258%
$90.36	31.53%		1.57%	1.57%	(0.28)%	$82,480	509%
$68.70	49.90%		1.69%	1.69%	(0.29)%	$72,957	947%
$45.83	9.17%		1.70%	1.70%	(0.62)%	$76,941	265%

$106.53	9.73	%(d)	2.41%	2.41%	(1.04)%	$1,640	2	%(d)
$97.06	4.65%		2.46%	2.46%	(1.01)%	$1,481	165%
$92.77	17.79%		2.52%	2.52%	(1.23)%	$10,015	258%
$78.76	30.25%		2.57%	2.57%	(1.28)%	$26,674	509%
$60.47	48.39%		2.69%	2.69%	(1.29)%	$19,384	947%
$40.75	8.15%		2.70%	2.70%	(1.62)%	$3,392	265%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$96.43	(0.18)	16.05	15.87	—	—
Year Ended July 31, 2016	$91.75	(0.34)	5.02	4.68	—	—
Year Ended July 31, 2015	$82.63	(0.60)	15.58	14.98	(5.86)	(5.86)
Year Ended July 31, 2014	$67.54	(0.56)	15.65	15.09	—	—
Year Ended July 31, 2013	$39.87	(0.37)	28.04	27.67	—	—
Year Ended July 31, 2012	$43.36	(0.34)	(3.15)	(3.49)	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$82.48	(0.61)	13.76	13.15	—	—
Year Ended July 31, 2016	$79.25	(1.05)	4.28	3.23	—	—
Year Ended July 31, 2015	$72.84	(1.39)	13.66	12.27	(5.86)	(5.86)
Year Ended July 31, 2014	$60.15	(1.24)	13.93	12.69	—	—
Year Ended July 31, 2013	$35.87	(0.84)	25.12	24.28	—	—
Year Ended July 31, 2012	$39.41	(0.69)	(2.85)	(3.54)	—	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$39.08	(0.17)	9.31	9.14	—	—
Year Ended July 31, 2016	$41.54	(0.25)	(2.21)	(2.46)	—	—
Year Ended July 31, 2015	$34.68	(0.33)	7.19	6.86	—	—
Year Ended July 31, 2014	$30.67	(0.30)	4.31	4.01	—	—
Year Ended July 31, 2013	$17.46	(0.15)	13.36	13.21	—	—
Year Ended July 31, 2012	$19.88	(0.20)	(2.22)	(2.42)	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$33.30	(0.35)	7.95	7.60	—	—
Year Ended July 31, 2016	$35.78	(0.54)	(1.94)	(2.48)	—	—
Year Ended July 31, 2015	$30.16	(0.66)	6.28	5.62	—	—
Year Ended July 31, 2014	$26.95	(0.61)	3.82	3.21	—	—
Year Ended July 31, 2013	$15.50	(0.35)	11.80	11.45	—	—
Year Ended July 31, 2012	$17.84	(0.35)	(1.99)	(2.34)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$112.30	16.44	%(d)	1.44%	1.44%	(0.35)%	$95,883	23	%(d)
$96.43	5.11%		1.50%	1.50%	(0.42)%	$76,445	89%
$91.75	19.26%		1.56%	1.56%	(0.67)%	$79,173	29%
$82.63	22.34%		1.60%	1.60%	(0.72)%	$62,788	40%
$67.54	69.40%		1.69%	1.69%	(0.70)%	$57,274	50%
$39.87	(8.05)%		1.81%	1.81%	(0.92)%	$26,102	12%

$95.63	15.93	%(d)	2.44%	2.44%	(1.35)%	$1,288	23	%(d)
$82.48	4.09%		2.50%	2.50%	(1.42)%	$1,116	89%
$79.25	18.07%		2.56%	2.56%	(1.67)%	$1,978	29%
$72.84	21.10%		2.60%	2.60%	(1.72)%	$1,680	40%
$60.15	67.69%		2.69%	2.69%	(1.70)%	$2,315	50%
$35.87	(8.98)%		2.81%	2.81%	(1.92)%	$1,579	12%

$48.22	23.39	%(d)	1.50%	1.50%	(0.80)%	$96,675	4	%(d)
$39.08	(5.92)%		1.60%	1.60%	(0.73)%	$60,083	123%
$41.54	19.78%		1.66%	1.66%	(0.85)%	$47,826	50%
$34.68	13.07%		1.68%	1.68%	(0.85)%	$49,120	45%
$30.67	75.66%		1.81%	1.81%	(0.67)%	$46,231	149%
$17.46	(12.17)%		1.90%	1.89%	(1.21)%	$26,715	33%

$40.90	22.82	%(d)	2.50%	2.50%	(1.80)%	$6,231	4	%(d)
$33.30	(6.93)%		2.60%	2.60%	(1.73)%	$491	123%
$35.78	18.63%		2.66%	2.66%	(1.85)%	$1,075	50%
$30.16	11.91%		2.68%	2.68%	(1.85)%	$3,929	45%
$26.95	73.87%		2.81%	2.81%	(1.67)%	$3,104	149%
$15.50	(13.12)%		2.90%	2.89%	(2.21)%	$760	33%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$70.50	(0.01)	11.95	11.94	$82.44
Year Ended July 31, 2016	$64.98	0.01	5.51	5.52	$70.50
Year Ended July 31, 2015	$56.67	(0.23)	8.54	8.31	$64.98
Year Ended July 31, 2014	$49.33	(0.14)	7.48	7.34	$56.67
Year Ended July 31, 2013	$34.23	(0.07)	15.17	15.10	$49.33
Year Ended July 31, 2012	$30.34	(0.24)	4.13	3.89	$34.23
Service Class
Six Months Ended January 31, 2017 (unaudited)	$63.07	(0.36)	10.69	10.33	$73.40
Year Ended July 31, 2016	$58.71	(0.55)	4.91	4.36	$63.07
Year Ended July 31, 2015	$51.72	(0.81)	7.80	6.99	$58.71
Year Ended July 31, 2014	$45.49	(0.63)	6.86	6.23	$51.72
Year Ended July 31, 2013	$31.88	(0.45)	14.06	13.61	$45.49
Year Ended July 31, 2012	$28.55	(0.52)	3.85	3.33	$31.88
UltraNASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$103.22	(0.29)	16.76	16.47	$119.69
Year Ended July 31, 2016	$101.20	(0.53)	2.55	2.02	$103.22
Year Ended July 31, 2015	$74.43	(0.57)	27.34	26.77	$101.20
Year Ended July 31, 2014	$47.64	(0.28)	27.07	26.79	$74.43
Year Ended July 31, 2013	$35.25	(0.20)	12.59	12.39	$47.64
Year Ended July 31, 2012	$29.88	(0.32)	5.69	5.37	$35.25
Service Class
Six Months Ended January 31, 2017 (unaudited)	$87.09	(0.75)	14.15	13.40	$100.49
Year Ended July 31, 2016	$86.26	(1.31)	2.14	0.83	$87.09
Year Ended July 31, 2015	$64.07	(1.33)	23.52	22.19	$86.26
Year Ended July 31, 2014	$41.41	(0.82)	23.48	22.66	$64.07
Year Ended July 31, 2013	$30.95	(0.54)	11.00	10.46	$41.41
Year Ended July 31, 2012	$26.48	(0.59)	5.06	4.47	$30.95

		Ratios to Average Net Assets			Supplemental Data
Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

16.93	%(d)	1.76%	1.76%	(0.04)%	$22,262	—	(d)(e)
8.51%		1.78%	1.76%	0.01%	$18,787	20%
14.66%		1.78%	1.75%	(0.36)%	$17,391	59%
14.88%		1.82%	1.78%	(0.27)%	$16,151	82%
44.11%		2.02%	1.76%	(0.18)%	$20,629	444	%(f)
12.82%		2.00%	1.73%	(0.78)%	$13,694	—

16.38	%(d)	2.76%	2.76%	(1.04)%	$3,773	—	(d)(e)
7.43%		2.78%	2.76%	(0.99)%	$680	20%
13.52%		2.78%	2.75%	(1.36)%	$1,415	59%
13.70%		2.82%	2.78%	(1.27)%	$1,473	82%
42.69%		3.01%	2.75%	(1.17)%	$1,432	444	%(f)
11.62%		2.99%	2.72%	(1.77)%	$1,971	—

15.96	%(d)	1.41%	1.41%	(0.53)%	$279,211	2	%(d)
2.00%		1.47%	1.47%	(0.58)%	$245,418	6%
35.97%		1.52%	1.52%	(0.65)%	$254,034	9%
56.23%		1.57%	1.57%	(0.47)%	$234,678	5%
35.15%		1.68%	1.68%	(0.50)%	$147,043	13%
17.97%		1.73%	1.73%	(1.04)%	$122,625	5%

15.37	%(d)	2.41%	2.41%	(1.53)%	$9,126	2	%(d)
0.97%		2.47%	2.47%	(1.58)%	$8,600	6%
34.63%		2.52%	2.52%	(1.65)%	$9,164	9%
54.72%		2.57%	2.57%	(1.47)%	$9,731	5%
33.80%		2.68%	2.68%	(1.50)%	$5,073	13%
16.84%		2.73%	2.73%	(2.04)%	$5,450	5%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than 0.5%
(f)	The portfolio turnover rate significantly increased due to there being sales and purchases of equity securities during the year.

See accompanying notes to the financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$12.89	(0.10)	0.73	0.63	—	—
Year Ended July 31, 2016	$16.53	(0.21)	(3.43)	(3.64)	—	—
Year Ended July 31, 2015	$17.51	(0.26)	(0.72)	(0.98)	—	—
Year Ended July 31, 2014	$14.16	(0.26)	3.61	3.35	—	—
Year Ended July 31, 2013	$9.65	(0.20)	4.71	4.51	—	—
Year Ended July 31, 2012	$14.14	(0.19)	(4.30)	(4.49)	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$11.86	(0.16)	0.68	0.52	—	—
Year Ended July 31, 2016	$15.37	(0.34)	(3.17)	(3.51)	—	—
Year Ended July 31, 2015	$16.45	(0.42)	(0.66)	(1.08)	—	—
Year Ended July 31, 2014	$13.43	(0.42)	3.44	3.02	—	—
Year Ended July 31, 2013	$9.24	(0.32)	4.51	4.19	—	—
Year Ended July 31, 2012	$13.68	(0.29)	(4.15)	(4.44)	—	—
UltraEmerging Markets ProFund(e)
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$39.22	(0.09)	5.72	5.63	—	—
Year Ended July 31, 2016	$40.11	— (f)	(0.89)	(0.89)	—	—
Year Ended July 31, 2015	$63.52	(0.10)	(23.10)	(23.21)	(0.20)	(0.20)
Year Ended July 31, 2014	$47.58	0.15	15.84	15.99	(0.05)	(0.05)
Year Ended July 31, 2013	$54.61	0.05	(7.03)	(6.98)	(0.05)	(0.05)
Year Ended July 31, 2012	$83.02	0.15	(28.41)	(28.26)	(0.15)	(0.15)
Service Class
Six Months Ended January 31, 2017 (unaudited)	$37.07	(0.29)	5.40	5.11	—	—
Year Ended July 31, 2016	$38.32	(0.30)	(0.95)	(1.25)	—	—
Year Ended July 31, 2015	$61.03	(0.65)	(22.06)	(22.71)	—	—
Year Ended July 31, 2014	$46.15	(0.40)	15.28	14.88	—	—
Year Ended July 31, 2013	$53.48	(0.50)	(6.83)	(7.33)	—	—
Year Ended July 31, 2012	$81.91	(0.50)	(27.93)	(28.43)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$13.52	4.89	%(d)	1.89%	1.81%	(1.50)%	$9,834	—
$12.89	(22.02)%		1.81%	1.81%	(1.64)%	$7,257	—
$16.53	(5.54)%		1.60%	1.60%	(1.57)%	$8,912	—
$17.51	23.59%		1.52%	1.52%	(1.50)%	$17,887	—
$14.16	46.74%		1.67%	1.67%	(1.59)%	$5,841	—
$9.65	(31.75)%		1.88%	1.88%	(1.81)%	$30,135	—

$12.38	4.38	%(d)	2.89%	2.81%	(2.50)%	$106	—
$11.86	(22.84)%		2.81%	2.81%	(2.64)%	$108	—
$15.37	(6.51)%		2.60%	2.60%	(2.57)%	$249	—
$16.45	22.41%		2.52%	2.52%	(2.50)%	$233	—
$13.43	45.35%		2.67%	2.67%	(2.59)%	$389	—
$9.24	(32.46)%		2.88%	2.88%	(2.81)%	$260	—

$44.85	14.27	%(d)	1.72%	1.72%	(0.43)%	$24,666	119	%(d)
$39.22	(2.12)%		1.80%	1.79%	0.04%	$14,838	402%
$40.11	(36.61)%		1.88%	1.88%	(0.19)%	$9,668	225%
$63.52	33.52%		1.79%	1.79%	0.24%	$29,777	264%
$47.58	(12.74)%		1.82%	1.82%	0.12%	$15,469	122%
$54.61	(34.06)%		1.72%	1.72%	0.20%	$27,680	190%

$42.18	13.85	%(d)	2.72%	2.72%	(1.43)%	$410	119	%(d)
$37.07	(3.26)%		2.80%	2.79%	(0.96)%	$513	402%
$38.32	(37.26)%		2.88%	2.88%	(1.19)%	$361	225%
$61.03	32.29%		2.79%	2.79%	(0.76)%	$3,484	264%
$46.15	(13.74)%		2.82%	2.82%	(0.88)%	$2,888	122%
$53.48	(34.68)%		2.72%	2.72%	(0.80)%	$1,373	190%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$26.71	0.02	6.05	6.07	(0.08)	(0.08)
Year Ended July 31, 2016(e)	$28.80	0.12	(2.14)	(2.02)	(0.07)	(0.07)
Year Ended July 31, 2015(e)	$71.50	— (f)	(42.20)	(42.20)	(0.50)	(0.50)
Year Ended July 31, 2014(e)	$65.00	0.60	6.00	6.60	(0.10)	(0.10)
Year Ended July 31, 2013(e)	$87.10	0.20	(21.70)	(21.50)	(0.60)	(0.60)
Year Ended July 31, 2012(e)	$131.60	0.90	(43.90)	(43.00)	(1.50)	(1.50)
Service Class
Six Months Ended January 31, 2017 (unaudited)	$25.98	(0.12)	5.88	5.76	—	—
Year Ended July 31, 2016(e)	$28.17	(0.09)	(2.10)	(2.19)	—	—
Year Ended July 31, 2015(e)	$69.70	(0.40)	(41.13)	(41.53)	—	—
Year Ended July 31, 2014(e)	$63.90	(0.10)	5.90	5.80	—	—
Year Ended July 31, 2013(e)	$85.90	(0.70)	(21.30)	(22.00)	—	—
Year Ended July 31, 2012(e)	$129.30	(0.10)	(43.00)	(43.10)	(0.30)	(0.30)
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$9.22	(0.07)	1.50 (g)	1.43	—	—
Year Ended July 31, 2016	$11.74	(0.08)	(2.44)	(2.52)	—	—
Year Ended July 31, 2015	$13.55	(0.07)	(1.74)	(1.81)	—	—
Year Ended July 31, 2014	$8.67	(0.07)	4.95	4.88	—	—
Year Ended July 31, 2013	$6.39	(0.04)	2.32	2.28	—	—
Year Ended July 31, 2012	$12.84	0.01	(6.46)	(6.45)	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$8.49	(0.12)	1.39 (g)	1.27	—	—
Year Ended July 31, 2016	$10.91	(0.17)	(2.25)	(2.42)	—	—
Year Ended July 31, 2015	$12.72	(0.20)	(1.61)	(1.81)	—	—
Year Ended July 31, 2014	$8.22	(0.17)	4.67	4.50	—	—
Year Ended July 31, 2013	$6.13	(0.11)	2.20	2.09	—	—
Year Ended July 31, 2012	$12.42	(0.06)	(6.23)	(6.29)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$32.70	22.81	%(d)	1.70%	1.70%		0.13%	$41,319	83	%(d)
$26.71	(6.86)%		1.79%	1.78%		0.56%	$24,605	587%
$28.80	(59.24)%		1.84%	1.81%		0.09%	$13,297	724%
$71.50	10.14%		1.87%	1.87%		0.86%	$13,509	490%
$65.00	(24.88)%		1.85%	1.85%		0.25%	$12,069	68%
$87.10	(32.69)%		1.78%	1.78%		0.88%	$19,331	128%

$31.74	22.12	%(d)	2.70%	2.70%		(0.87)%	$600	83	%(d)
$25.98	(7.84)%		2.79%	2.78%		(0.44)%	$906	587%
$28.17	(59.54)%		2.84%	2.81%		(0.91)%	$84	724%
$69.70	9.08%		2.87%	2.87%		(0.14)%	$697	490%
$63.90	(25.61)%		2.85%	2.85%		(0.75)%	$532	68%
$85.90	(33.35)%		2.78%	2.78%		(0.12)%	$925	128%

$10.65	15.51	%(d)	1.90%	1.88%		(1.33)%	$8,437	425	%(d)
$9.22	(21.47)%		1.85%	1.85%		(0.90)%	$7,375	323%
$11.74	(13.36)%		1.75%	1.75%		(0.48)%	$20,193	450%
$13.55	56.29%		1.79%	1.79	%(h)	(0.60)%	$22,551	266%
$8.67	35.68%		1.91%	1.76%		(0.52)%	$9,993	202%
$6.39	(50.23)%		1.97%	1.73%		0.18%	$12,838	288%

$9.76	14.96	%(d)	2.90%	2.88%		(2.33)%	$454	425	%(d)
$8.49	(22.18)%		2.85%	2.85%		(1.90)%	$868	323%
$10.91	(14.23)%		2.75%	2.75%		(1.48)%	$321	450%
$12.72	54.74%		2.79%	2.79	%(h)	(1.60)%	$2,265	266%
$8.22	34.09%		2.91%	2.76%		(1.52)%	$871	202%
$6.13	(50.64)%		2.97%	2.73%		(0.82)%	$440	288%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 14, 2015.
(f)	Amount is less than $0.005.
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(h)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Capital Contributions
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$13.62	(0.11)	4.65	4.54	—
Year Ended July 31, 2016	$24.02	(0.27)	(10.13)	(10.40)	—
Year Ended July 31, 2015	$14.66	(0.34)	9.70	9.36	—
Year Ended July 31, 2014	$12.49	(0.24)	2.41	2.17	—
Year Ended July 31, 2013	$5.60	(0.19)	6.77	6.58	0.31	(e)
Year Ended July 31, 2012	$7.75	(0.11)	(2.04)	(2.15)	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$11.99	(0.18)	4.09	3.91	—
Year Ended July 31, 2016	$21.32	(0.39)	(8.94)	(9.33)	—
Year Ended July 31, 2015	$13.14	(0.52)	8.70	8.18	—
Year Ended July 31, 2014	$11.31	(0.37)	2.20	1.83	—
Year Ended July 31, 2013	$5.12	(0.29)	6.20	5.91	0.28	(e)
Year Ended July 31, 2012	$7.16	(0.16)	(1.88)	(2.04)	—
Bear ProFund(f)
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$41.56	(0.29)	(2.40)	(2.69)	—
Year Ended July 31, 2016	$45.82	(0.60)	(3.66)	(4.26)	—
Year Ended July 31, 2015	$52.42	(0.75)	(5.85)	(6.60)	—
Year Ended July 31, 2014	$62.88	(0.95)	(9.51)	(10.46)	—
Year Ended July 31, 2013	$81.00	(1.20)	(16.92)	(18.12)	—
Year Ended July 31, 2012	$95.12	(1.55)	(12.57)	(14.12)	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$39.62	(0.49)	(2.27)	(2.76)	—
Year Ended July 31, 2016	$44.10	(1.05)	(3.43)	(4.48)	—
Year Ended July 31, 2015	$50.98	(1.25)	(5.63)	(6.88)	—
Year Ended July 31, 2014	$61.77	(1.55)	(9.24)	(10.79)	—
Year Ended July 31, 2013	$80.40	(1.90)	(16.73)	(18.63)	—
Year Ended July 31, 2012	$95.34	(2.40)	(12.54)	(14.94)	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$18.16	33.24	%(d)	1.68%	1.68%	(1.40)%	$29,549	—
$13.62	(43.26)%		1.69%	1.69%	(1.56)%	$22,116	—
$24.02	63.85%		1.75%	1.75%	(1.73)%	$56,344	—
$14.66	17.37%		1.76%	1.76%	(1.74)%	$38,727	—
$12.49	123.43	%(e)	1.82%	1.77%	(1.73)%	$54,890	—
$5.60	(27.87)%		2.01%	1.73%	(1.68)%	$12,021	—

$15.90	32.61	%(d)	2.68%	2.68%	(2.40)%	$1,299	—
$11.99	(43.76)%		2.47%	2.47%	(2.34)%	$1,066	—
$21.32	62.25%		2.75%	2.75%	(2.73)%	$1,689	—
$13.14	16.18%		2.76%	2.76%	(2.74)%	$780	—
$11.31	120.90	%(e)	2.82%	2.77%	(2.73)%	$1,030	—
$5.12	(28.59)%		3.01%	2.73%	(2.68)%	$315	—

$38.87	(6.45	)%(d)	1.72%	1.72%	(1.44)%	$15,968	—
$41.56	(9.28)%		1.54%	1.54%	(1.37)%	$17,069	—
$45.82	(12.60)%		1.62%	1.62%	(1.59)%	$45,711	—
$52.42	(16.69)%		1.72%	1.72%	(1.71)%	$18,555	—
$62.88	(22.35)%		1.75%	1.74%	(1.67)%	$33,157	—
$81.00	(14.87)%		1.75%	1.73%	(1.69)%	$28,690	—

$36.86	(6.92	)%(d)	2.72%	2.72%	(2.44)%	$3,676	—
$39.62	(10.20)%		2.54%	2.54%	(2.37)%	$11,641	—
$44.10	(13.53)%		2.62%	2.62%	(2.59)%	$7,289	—
$50.98	(17.41)%		2.72%	2.72%	(2.71)%	$7,022	—
$61.77	(23.20)%		2.77%	2.76%	(2.69)%	$10,954	—
$80.40	(15.68)%		2.73%	2.71%	(2.67)%	$10,178	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)

The amounts include a voluntary capital contribution from the Advisor. The contribution represented $0.31 and $0.28 to the net asset value of the Investor Class and Service Class, respectively, and 3.79% to the total return of both Investor Class and Service Class. Without this contribution, the net asset value and total return would have been lower.

(f)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$18.74	(0.13)	(2.28)	(2.41)
Year Ended July 31, 2016	$19.90	(0.33)	(0.83)	(1.16)
Year Ended July 31, 2015	$23.37	(0.37)	(3.10)	(3.47)
Year Ended July 31, 2014(e)	$26.65	(0.42)	(2.86)	(3.28)
Year Ended July 31, 2013(e)	$37.80	(0.55)	(10.60)	(11.15)
Year Ended July 31, 2012(e)	$43.45	(0.70)	(4.95)	(5.65)
Service Class
Six Months Ended January 31, 2017 (unaudited)	$18.58	(0.22)	(2.26)	(2.48)
Year Ended July 31, 2016	$19.94	(0.55)	(0.81)	(1.36)
Year Ended July 31, 2015	$23.63	(0.58)	(3.11)	(3.69)
Year Ended July 31, 2014(e)	$27.20	(0.67)	(2.90)	(3.57)
Year Ended July 31, 2013(e)	$38.95	(0.90)	(10.85)	(11.75)
Year Ended July 31, 2012(e)	$45.10	(1.15)	(5.00)	(6.15)
Short NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$15.01	(0.11)	(1.24)	(1.35)
Year Ended July 31, 2016	$16.68	(0.27)	(1.40)	(1.67)
Year Ended July 31, 2015	$20.87	(0.32)	(3.87)	(4.19)
Year Ended July 31, 2014(e)	$27.80	(0.41)	(6.52)	(6.93)
Year Ended July 31, 2013(e)	$34.70	(0.55)	(6.35)	(6.90)
Year Ended July 31, 2012(e)	$42.65	(0.65)	(7.30)	(7.95)
Service Class
Six Months Ended January 31, 2017 (unaudited)	$13.93	(0.18)	(1.15)	(1.33)
Year Ended July 31, 2016	$15.61	(0.43)	(1.25)	(1.68)
Year Ended July 31, 2015	$19.69	(0.50)	(3.58)	(4.08)
Year Ended July 31, 2014(e)	$26.50	(0.64)	(6.17)	(6.81)
Year Ended July 31, 2013(e)	$33.45	(0.85)	(6.10)	(6.95)
Year Ended July 31, 2012(e)	$41.65	(1.00)	(7.20)	(8.20)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$16.33	(12.86	)%(d)	1.79%	1.79%	(1.50)%	$1,467	—
$18.74	(5.83)%		1.74%	1.74%	(1.58)%	$7,178	—
$19.90	(14.85)%		1.86%	1.78%	(1.75)%	$5,756	—
$23.37	(12.31)%		2.10%	1.78%	(1.76)%	$14,261	—
$26.65	(29.50)%		2.61%	1.76%	(1.68)%	$9,669	—
$37.80	(13.00)%		2.21%	1.73%	(1.68)%	$6,534	—

$16.10	(13.35	)%(d)	2.79%	2.79%	(2.50)%	$1,873	—
$18.58	(6.82)%		2.74%	2.74%	(2.58)%	$4,150	—
$19.94	(15.62)%		2.86%	2.78%	(2.75)%	$5,124	—
$23.63	(12.97)%		3.10%	2.78%	(2.76)%	$1,501	—
$27.20	(30.30)%		3.61%	2.76%	(2.68)%	$3,014	—
$38.95	(13.64)%		3.21%	2.73%	(2.68)%	$1,535	—

$13.66	(8.99	)%(d)	1.80%	1.77%	(1.49)%	$4,409	—
$15.01	(10.01)%		1.86%	1.78%	(1.64)%	$9,912	—
$16.68	(20.08)%		2.26%	1.78%	(1.75)%	$47,555	—
$20.87	(24.93)%		2.05%	1.78%	(1.76)%	$12,146	—
$27.80	(19.88)%		1.95%	1.77%	(1.69)%	$3,664	—
$34.70	(18.64)%		2.00%	1.73%	(1.66)%	$3,469	—

$12.60	(9.55	)%(d)	2.80%	2.77%	(2.49)%	$146	—
$13.93	(10.76)%		2.86%	2.78%	(2.64)%	$164	—
$15.61	(20.72)%		3.26%	2.78%	(2.75)%	$2,348	—
$19.69	(25.70)%		3.05%	2.78%	(2.76)%	$865	—
$26.50	(20.78)%		2.94%	2.76%	(2.68)%	$297	—
$33.45	(19.69)%		3.00%	2.73%	(2.66)%	$577	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
UltraBear ProFund(d)
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$42.97	(0.28)	(4.96)	(5.24)	$37.73	(12.26	)%(e)
Year Ended July 31, 2016	$52.65	(0.80)	(8.88)	(9.68)	$42.97	(18.41)%
Year Ended July 31, 2015	$68.74	(1.00)	(15.09)	(16.09)	$52.65	(23.29)%
Year Ended July 31, 2014	$98.40	(1.30)	(28.36)	(29.66)	$68.74	(30.18)%
Year Ended July 31, 2013(f)	$165.04	(2.20)	(64.44)	(66.64)	$98.40	(40.44)%
Year Ended July 31, 2012(f)	$239.92	(3.60)	(71.28)	(74.88)	$165.04	(31.17)%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$40.29	(0.47)	(4.61)	(5.08)	$35.21	(12.63	)%(e)
Year Ended July 31, 2016	$49.77	(1.20)	(8.28)	(9.48)	$40.29	(19.08)%
Year Ended July 31, 2015	$65.66	(1.50)	(14.39)	(15.89)	$49.77	(24.20)%
Year Ended July 31, 2014	$94.96	(2.10)	(27.20)	(29.30)	$65.66	(30.84)%
Year Ended July 31, 2013(f)	$161.03	(3.30)	(62.77)	(66.07)	$94.96	(41.07)%
Year Ended July 31, 2012(f)	$236.42	(5.60)	(69.79)	(75.39)	$161.03	(31.81)%
UltraShort Mid-Cap ProFund(d)
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$37.96	(0.26)	(6.61)	(6.87)	$31.09	(18.18	)%(e)
Year Ended July 31, 2016	$47.51	(0.80)	(8.75)	(9.55)	$37.96	(20.00)%
Year Ended July 31, 2015	$63.15	(0.90)	(14.74)	(15.64)	$47.51	(24.72)%
Year Ended July 31, 2014	$86.31	(1.20)	(21.96)	(23.16)	$63.15	(26.88)%
Year Ended July 31, 2013(g)	$164.79	(2.00)	(76.48)	(78.48)	$86.31	(47.54)%
Year Ended July 31, 2012(g)	$222.19	(3.50)	(53.90)	(57.40)	$164.79	(25.87)%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$34.91	(0.43)	(6.03)	(6.46)	$28.45	(18.42	)%(e)
Year Ended July 31, 2016	$44.26	(1.30)	(8.05)	(9.35)	$34.91	(21.04)%
Year Ended July 31, 2015	$59.51	(1.40)	(13.85)	(15.25)	$44.26	(25.71)%
Year Ended July 31, 2014	$82.09	(1.90)	(20.68)	(22.58)	$59.51	(27.53)%
Year Ended July 31, 2013(g)	$158.11	(3.10)	(72.92)	(76.02)	$82.09	(48.10)%
Year Ended July 31, 2012(g)	$215.15	(5.60)	(51.44)	(57.04)	$158.11	(26.38)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.64%	1.64%	(1.34)%	$12,401	—
1.64%	1.64%	(1.46)%	$17,997	—
1.69%	1.69%	(1.66)%	$12,302	—
1.67%	1.67%	(1.65)%	$21,555	—
1.74%	1.74%	(1.66)%	$19,560	—
1.69%	1.69%	(1.64)%	$28,402	—

2.64%	2.64%	(2.34)%	$461	—
2.64%	2.64%	(2.46)%	$834	—
2.69%	2.69%	(2.66)%	$363	—
2.67%	2.67%	(2.65)%	$594	—
2.75%	2.75%	(2.67)%	$1,222	—
2.67%	2.67%	(2.62)%	$701	—

3.29%	1.78%	(1.47)%	$3,166	—
2.27%	1.78%	(1.63)%	$1,737	—
2.72%	1.78%	(1.75)%	$2,315	—
2.76%	1.78%	(1.76)%	$1,947	—
2.73%	1.76%	(1.68)%	$3,158	—
2.51%	1.73%	(1.69)%	$2,710	—

4.29%	2.78%	(2.47)%	$6	—
3.27%	2.78%	(2.63)%	$8	—
3.72%	2.78%	(2.75)%	$85	—
3.76%	2.78%	(2.76)%	$141	—
3.73%	2.76%	(2.68)%	$170	—
3.51%	2.73%	(2.69)%	$352	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         As described in Note 10, adjusted for 1:10 reverse stock split that occurred on December 5, 2016.

(e)          Not annualized for periods less than one year.

(f)           As described in Note 10, adjusted for 1:4 reverse stock split that occurred on November 19, 2012.

(g)          As described in Note 10, adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$16.55	(0.11)	(3.97)	(4.08)	$12.47	(24.65	)%(d)
Year Ended July 31, 2016	$19.13	(0.33)	(2.25)	(2.58)	$16.55	(13.49)%
Year Ended July 31, 2015	$26.46	(0.39)	(6.94)	(7.33)	$19.13	(27.70)%
Year Ended July 31, 2014(e)	$34.56	(0.49)	(7.61)	(8.10)	$26.46	(23.44)%
Year Ended July 31, 2013(e)	$69.04	(0.80)	(33.68)	(34.48)	$34.56	(49.94)%
Year Ended July 31, 2012(e)(f)	$101.20	(1.36)	(30.80)	(32.16)	$69.04	(31.78)%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$15.98	(0.17)	(3.82)	(3.99)	$11.99	(25.02	)%(d)
Year Ended July 31, 2016	$18.69	(0.52)	(2.19)	(2.71)	$15.98	(14.45)%
Year Ended July 31, 2015	$26.13	(0.60)	(6.84)	(7.44)	$18.69	(28.47)%
Year Ended July 31, 2014(e)	$34.48	(0.77)	(7.58)	(8.35)	$26.13	(24.22)%
Year Ended July 31, 2013(e)	$69.76	(1.28)	(34.00)	(35.28)	$34.48	(50.57)%
Year Ended July 31, 2012(e)(f)	$103.20	(2.32)	(31.12)	(33.44)	$69.76	(32.40)%
UltraShort Dow 30 ProFund(g)
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$39.20	(0.27)	(6.48)	(6.75)	$32.45	(17.22	)%(d)
Year Ended July 31, 2016	$49.17	(0.72)	(9.25)	(9.97)	$39.20	(20.33)%
Year Ended July 31, 2015	$62.40	(0.88)	(12.35)	(13.23)	$49.17	(21.15)%
Year Ended July 31, 2014	$78.54	(1.28)	(14.86)	(16.14)	$62.40	(20.57)%
Year Ended July 31, 2013(h)	$124.86	(1.76)	(44.56)	(46.32)	$78.54	(37.05)%
Year Ended July 31, 2012(h)	$176.09	(2.64)	(48.59)	(51.23)	$124.86	(29.16)%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$35.89	(0.44)	(5.89)	(6.33)	$29.56	(17.71	)%(d)
Year Ended July 31, 2016	$45.49	(1.20)	(8.40)	(9.60)	$35.89	(21.09)%
Year Ended July 31, 2015	$58.33	(1.36)	(11.48)	(12.84)	$45.49	(21.95)%
Year Ended July 31, 2014	$74.30	(2.00)	(13.97)	(15.97)	$58.33	(21.53)%
Year Ended July 31, 2013(h)	$119.27	(2.72)	(42.25)	(44.97)	$74.30	(37.69)%
Year Ended July 31, 2012(h)	$170.17	(4.08)	(46.82)	(50.90)	$119.27	(29.90)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.81%	1.81%	(1.49)%	$11,742	—
1.78%	1.78%	(1.59)%	$8,576	—
2.12%	1.78%	(1.75)%	$7,472	—
1.93%	1.78%	(1.76)%	$15,326	—
1.99%	1.77%	(1.70)%	$20,574	—
2.05%	1.73%	(1.68)%	$15,298	—

2.81%	2.81%	(2.49)%	$545	—
2.78%	2.78%	(2.59)%	$1,774	—
3.12%	2.78%	(2.75)%	$1,127	—
2.93%	2.78%	(2.76)%	$1,934	—
2.99%	2.77%	(2.70)%	$2,200	—
3.05%	2.73%	(2.68)%	$906	—

2.05%	1.78%	(1.48)%	$5,692	—
2.01%	1.78%	(1.61)%	$4,462	—
2.74%	1.78%	(1.75)%	$3,867	—
2.49%	1.78%	(1.77)%	$3,661	—
2.60%	1.77%	(1.68)%	$4,591	—
2.31%	1.73%	(1.69)%	$5,536	—

3.05%	2.78%	(2.48)%	$589	—
3.01%	2.78%	(2.61)%	$677	—
3.74%	2.78%	(2.75)%	$312	—
3.49%	2.78%	(2.77)%	$412	—
3.60%	2.77%	(2.68)%	$330	—
3.31%	2.73%	(2.69)%	$305	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(f)           As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(g)          As described in Note 10, adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(h)         As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
UltraShort NASDAQ-100 ProFund(d)
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$43.68	(0.30)	(7.33)	(7.63)	$36.05	(17.51	)%(e)
Year Ended July 31, 2016	$54.21	(0.80)	(9.73)	(10.53)	$43.68	(19.37)%
Year Ended July 31, 2015	$83.10	(1.15)	(27.74)	(28.89)	$54.21	(34.78)%
Year Ended July 31, 2014(f)	$144.43	(1.80)	(59.53)	(61.33)	$83.10	(42.49)%
Year Ended July 31, 2013(f)	$218.61	(3.00)	(71.18)	(74.18)	$144.43	(33.87)%
Year Ended July 31, 2012(f)(g)	$339.19	(5.00)	(115.58)	(120.58)	$218.61	(35.50)%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$43.16	(0.49)	(7.22)	(7.71)	$35.45	(17.84	)%(e)
Year Ended July 31, 2016	$54.10	(1.35)	(9.59)	(10.94)	$43.16	(20.24)%
Year Ended July 31, 2015	$83.72	(1.80)	(27.82)	(29.62)	$54.10	(35.36)%
Year Ended July 31, 2014(f)	$147.16	(2.80)	(60.64)	(63.44)	$83.72	(43.16)%
Year Ended July 31, 2013(f)	$224.68	(5.00)	(72.52)	(77.52)	$147.16	(34.48)%
Year Ended July 31, 2012(f)(g)	$352.07	(8.25)	(119.14)	(127.39)	$224.68	(36.24)%
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$21.68	(0.16)	(1.93)	(2.09)	$19.59	(9.64	)%(e)
Year Ended July 31, 2016	$21.49	(0.39)	0.58 (h)	0.19	$21.68	0.88%
Year Ended July 31, 2015	$23.67	(0.42)	(1.76)	(2.18)	$21.49	(9.21)%
Year Ended July 31, 2014(i)	$33.12	(0.49)	(8.96)	(9.45)	$23.67	(28.53)%
Year Ended July 31, 2013(i)	$56.08	(0.72)	(22.24)	(22.96)	$33.12	(40.94)%
Year Ended July 31, 2012(i)	$59.76	(1.04)	(2.64)	(3.68)	$56.08	(6.28)%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$20.23	(0.25)	(1.79)	(2.04)	$18.19	(10.08	)%(e)
Year Ended July 31, 2016	$20.26	(0.62)	0.59 (h)	(0.03)	$20.23	(0.15)%
Year Ended July 31, 2015	$22.54	(0.65)	(1.63)	(2.28)	$20.26	(10.12)%
Year Ended July 31, 2014(i)	$31.84	(0.76)	(8.54)	(9.30)	$22.54	(29.21)%
Year Ended July 31, 2013(i)	$54.56	(1.12)	(21.60)	(22.72)	$31.84	(41.64)%
Year Ended July 31, 2012(i)	$58.72	(1.68)	(2.48)	(4.16)	$54.56	(7.08)%

Ratios to Average Net Assets				Supplemental Data
Gross Expense(b)	Net Expense(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.78%	1.78%		(1.48)%	$10,072	—
1.75%	1.73%		(1.55)%	$12,361	—
1.94%	1.78%		(1.75)%	$11,747	—
1.96%	1.78%		(1.76)%	$8,261	—
1.88%	1.76%		(1.68)%	$10,353	—
1.94%	1.87%		(1.82)%	$17,181	—

2.78%	2.78%		(2.48)%	$81	—
2.75%	2.73%		(2.55)%	$82	—
2.94%	2.78%		(2.75)%	$245	—
2.96%	2.78%		(2.76)%	$853	—
2.84%	2.72%		(2.64)%	$514	—
2.91%	2.84%		(2.79)%	$527	—

2.16%	1.80%		(1.50)%	$3,355	—
1.74%	1.74%		(1.60)%	$7,384	—
2.18%	1.78%		(1.75)%	$4,978	—
2.62%	1.86%		(1.85)%	$8,052	—
1.91%	1.89%		(1.80)%	$4,001	—
1.75%	1.74	%(j)	(1.68)%	$14,925	—

3.16%	2.80%		(2.50)%	$373	—
2.74%	2.74%		(2.60)%	$869	—
3.18%	2.78%		(2.75)%	$1,020	—
3.62%	2.86%		(2.85)%	$1,280	—
2.91%	2.89%		(2.80)%	$2,013	—
2.75%	2.74	%(j)	(2.68)%	$2,252	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts

(d)         As described in Note 10, adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

(e)          Not annualized for periods less than one year.

(f)           As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(g)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(h)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(i)             As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(j)            The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
UltraShort Emerging Markets ProFund(d)
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$39.02	(0.24)	(7.22)	(7.46)	$31.56	(19.21	)%(e)
Year Ended July 31, 2016	$50.27	(0.85)	(10.40)	(11.25)	$39.02	(22.37)%
Year Ended July 31, 2015	$38.63	(0.75)	12.39	11.64	$50.27	30.14%
Year Ended July 31, 2014	$59.80	(0.90)	(20.27)	(21.17)	$38.63	(35.37)%
Year Ended July 31, 2013	$60.59	(0.95)	0.16	(0.79)	$59.80	(1.32)%
Year Ended July 31, 2012(f)	$60.25	(1.05)	1.39	0.34	$60.59	0.17%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$36.79	(0.40)	(6.78)	(7.18)	$29.61	(19.54	)%(e)
Year Ended July 31, 2016	$47.87	(1.35)	(9.73)	(11.08)	$36.79	(23.17)%
Year Ended July 31, 2015	$37.14	(1.15)	11.88	10.73	$47.87	28.94%
Year Ended July 31, 2014	$58.09	(1.40)	(19.55)	(20.95)	$37.14	(36.06)%
Year Ended July 31, 2013	$59.45	(1.55)	0.19	(1.36)	$58.09	(2.27)%
Year Ended July 31, 2012(f)	$59.66	(1.70)	1.49	(0.21)	$59.45	(0.08)%
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$14.82	(0.09)	(4.53)	(4.62)	$10.20	(31.17	)%(e)
Year Ended July 31, 2016	$22.67	(0.43)	(7.42)	(7.85)	$14.82	(34.63)%
Year Ended July 31, 2015	$12.67	(0.30)	10.30	10.00	$22.67	78.93%
Year Ended July 31, 2014	$17.16	(0.27)	(4.22)	(4.49)	$12.67	(26.17)%
Year Ended July 31, 2013	$15.10	(0.24)	2.30	2.06	$17.16	13.64%
Year Ended July 31, 2012(f)	$15.70	(0.26)	(0.34)	(0.60)	$15.10	(3.82)%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$13.63	(0.15)	(4.15)	(4.30)	$9.33	(31.55	)%(e)
Year Ended July 31, 2016	$21.05	(0.68)	(6.74)	(7.42)	$13.63	(35.25)%
Year Ended July 31, 2015	$11.87	(0.46)	9.64	9.18	$21.05	77.34%
Year Ended July 31, 2014	$16.22	(0.42)	(3.93)	(4.35)	$11.87	(26.82)%
Year Ended July 31, 2013	$14.43	(0.38)	2.17	1.79	$16.22	12.40%
Year Ended July 31, 2012(f)	$15.10	(0.42)	(0.25)	(0.67)	$14.43	(4.44)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.82%	1.78%	(1.46)%	$3,077	—
1.78%	1.78%	(1.62)%	$5,016	—
2.10%	1.78%	(1.75)%	$4,464	—
1.86%	1.78%	(1.77)%	$3,986	—
2.08%	1.77%	(1.70)%	$15,807	—
2.27%	1.73%	(1.68)%	$8,604	—

2.82%	2.78%	(2.46)%	$873	—
2.78%	2.78%	(2.62)%	$1,567	—
3.10%	2.78%	(2.75)%	$2,015	—
2.86%	2.78%	(2.77)%	$1,729	—
3.08%	2.77%	(2.70)%	$861	—
3.27%	2.73%	(2.68)%	$321	—

2.20%	1.78%	(1.46)%	$3,339	—
1.78%	1.78%	(1.59)%	$5,913	—
2.18%	1.78%	(1.75)%	$6,327	—
2.42%	1.78%	(1.77)%	$2,892	—
2.47%	1.76%	(1.68)%	$6,768	—
2.50%	1.73%	(1.67)%	$4,796	—

3.20%	2.78%	(2.46)%	$186	—
2.78%	2.78%	(2.59)%	$439	—
3.14%	2.74%	(2.71)%	$191	—
3.42%	2.78%	(2.77)%	$86	—
3.47%	2.76%	(2.68)%	$209	—
3.50%	2.73%	(2.67)%	$316	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         As described in Note 10, adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

(e)          Not annualized for periods less than one year.

(f)           As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

238 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$14.05	(0.09)	(2.83)	(2.92)	$11.13	(20.84	)%(d)
Year Ended July 31, 2016	$15.78	(0.27)	(1.46)	(1.73)	$14.05	(10.90)%
Year Ended July 31, 2015	$17.77	(0.26)	(1.73)	(1.99)	$15.78	(11.20)%
Year Ended July 31, 2014(e)	$34.80	(0.42)	(16.61)	(17.03)	$17.77	(48.94)%
Year Ended July 31, 2013(e)	$57.30	(0.80)	(21.70)	(22.50)	$34.80	(39.27)%
Year Ended July 31, 2012(e)	$46.20	(0.90)	12.00	11.10	$57.30	24.29%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$12.94	(0.14)	(2.61)	(2.75)	$10.19	(21.17	)%(d)
Year Ended July 31, 2016	$14.67	(0.42)	(1.31)	(1.73)	$12.94	(11.79)%
Year Ended July 31, 2015	$16.68	(0.39)	(1.62)	(2.01)	$14.67	(12.05)%
Year Ended July 31, 2014(e)	$33.00	(0.66)	(15.66)	(16.32)	$16.68	(49.45)%
Year Ended July 31, 2013(e)	$55.00	(1.20)	(20.80)	(22.00)	$33.00	(40.00)%
Year Ended July 31, 2012(e)	$44.80	(1.40)	11.60	10.20	$55.00	22.77%
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$15.11	(0.10)	(4.36)	(4.46)	$10.65	(29.52	)%(d)
Year Ended July 31, 2016	$12.48	(0.25)	2.88	2.63	$15.11	21.07%
Year Ended July 31, 2015	$25.12	(0.30)	(12.34)	(12.64)	$12.48	(50.34)%
Year Ended July 31, 2014(f)	$38.10	(0.52)	(12.46)	(12.98)	$25.12	(34.04)%
Year Ended July 31, 2013(f)	$115.55	(1.00)	(76.45)	(77.45)	$38.10	(67.03)%
Year Ended July 31, 2012(f)	$106.90	(1.95)	10.60	8.65	$115.55	8.09%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$14.15	(0.16)	(4.07)	(4.23)	$9.92	(29.89	)%(d)
Year Ended July 31, 2016	$11.80	(0.39)	2.74	2.35	$14.15	19.92%
Year Ended July 31, 2015	$23.97	(0.49)	(11.68)	(12.17)	$11.80	(50.79)%
Year Ended July 31, 2014(f)	$36.70	(0.78)	(11.95)	(12.73)	$23.97	(34.66)%
Year Ended July 31, 2013(f)	$112.45	(1.50)	(74.25)	(75.75)	$36.70	(67.36)%
Year Ended July 31, 2012(f)	$104.95	(3.15)	10.65	7.50	$112.45	7.10%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

2.86%	1.78%	(1.47)%	$1,946	—
2.13%	1.78%	(1.61)%	$3,509	—
3.04%	1.78%	(1.75)%	$4,353	—
3.05%	1.78%	(1.77)%	$1,763	—
2.83%	1.76%	(1.68)%	$1,980	—
2.56%	1.73%	(1.67)%	$4,349	—

3.86%	2.78%	(2.47)%	$61	—
3.13%	2.78%	(2.61)%	$102	—
4.04%	2.78%	(2.75)%	$73	—
4.05%	2.78%	(2.77)%	$50	—
3.83%	2.76%	(2.68)%	$108	—
3.56%	2.73%	(2.67)%	$151	—

2.65%	1.78%	(1.52)%	$1,808	—
2.82%	1.78%	(1.62)%	$3,278	—
3.54%	1.78%	(1.76)%	$1,027	—
2.49%	1.78%	(1.77)%	$1,987	—
2.50%	1.77%	(1.71)%	$8,460	—
3.25%	1.73%	(1.69)%	$2,170	—

3.65%	2.78%	(2.52)%	$15	—
3.82%	2.78%	(2.62)%	$25	—
4.54%	2.78%	(2.76)%	$12	—
3.49%	2.78%	(2.77)%	$38	—
3.50%	2.77%	(2.71)%	$224	—
4.25%	2.73%	(2.69)%	$38	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 1:10 reverse stock split that occurred on February 24, 2014.

(f)           As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$27.42	(0.04)	14.78	14.74	—	—
Year Ended July 31, 2016	$34.89	(0.03)	(7.44)	(7.47)	—	—
Year Ended July 31, 2015	$28.29	(0.14)	6.74	6.60	—	—
Year Ended July 31, 2014	$26.11	(0.12)	2.30	2.18	—	—
Year Ended July 31, 2013(e)	$14.58	(0.10)	11.63	11.53	—	—
Year Ended July 31, 2012(e)	$16.20	(0.03)	(1.59)	(1.62)	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$25.94	(0.20)	13.94	13.74	—	—
Year Ended July 31, 2016	$33.36	(0.32)	(7.10)	(7.42)	—	—
Year Ended July 31, 2015	$27.32	(0.45)	6.49	6.04	—	—
Year Ended July 31, 2014	$25.46	(0.38)	2.24	1.86	—	—
Year Ended July 31, 2013(e)	$14.34	(0.29)	11.41	11.12	—	—
Year Ended July 31, 2012(e)	$16.11	(0.18)	(1.59)	(1.77)	—	—
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$52.40	0.13	6.59	6.72	(0.09)	(0.09)
Year Ended July 31, 2016	$47.81	(0.01)	4.60	4.59	—	—
Year Ended July 31, 2015	$57.89	(0.14)	(9.94)	(10.08)	—	—
Year Ended July 31, 2014	$43.80	(0.22)	14.31	14.09	—	—
Year Ended July 31, 2013	$37.11	0.07	6.62	6.69	—	—
Year Ended July 31, 2012	$50.86	(0.15)	(13.60)	(13.75)	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$48.03	(0.11)	6.02	5.91	—	—
Year Ended July 31, 2016	$44.26	(0.44)	4.21	3.77	—	—
Year Ended July 31, 2015	$54.13	(0.66)	(9.21)	(9.87)	—	—
Year Ended July 31, 2014	$41.36	(0.72)	13.49	12.77	—	—
Year Ended July 31, 2013	$35.39	(0.33)	6.30	5.97	—	—
Year Ended July 31, 2012	$49.00	(0.53)	(13.08)	(13.61)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$42.16	53.76	%(d)	1.56%	1.56%	(0.21)%	$50,509	25	%(d)
$27.42	(21.41)%		1.76%	1.72%	(0.09)%	$6,004	186%
$34.89	23.33%		1.76%	1.76%	(0.44)%	$56,794	91%
$28.29	8.35%		1.75%	1.75%	(0.44)%	$11,492	173%
$26.11	79.08%		1.79%	1.75%	(0.49)%	$32,633	210%
$14.58	(10.00)%		1.90%	1.73%	(0.32)%	$14,303	254%

$39.68	52.91	%(d)	2.56%	2.56%	(1.21)%	$3,125	25	%(d)
$25.94	(22.21)%		2.76%	2.72%	(1.09)%	$469	186%
$33.36	22.11%		2.76%	2.76%	(1.44)%	$6,112	91%
$27.32	7.31%		2.75%	2.75%	(1.44)%	$559	173%
$25.46	77.55%		2.79%	2.75%	(1.49)%	$3,002	210%
$14.34	(10.99)%		2.90%	2.73%	(1.32)%	$807	254%

$59.03	12.83	%(d)	1.32%	1.32%	0.49%	$14,308	92	%(d)
$52.40	9.60%		1.58%	1.58%	(0.02)%	$46,334	163%
$47.81	(17.41)%		1.81%	1.81%	(0.25)%	$9,500	85%
$57.89	32.17%		1.74%	1.74%	(0.41)%	$23,921	110%
$43.80	18.03%		1.84%	1.83%	0.16%	$9,012	196%
$37.11	(27.04)%		1.88%	1.85%	(0.37)%	$14,253	125%

$53.94	12.28	%(d)	2.32%	2.32%	(0.51)%	$747	92	%(d)
$48.03	8.54%		2.58%	2.58%	(1.02)%	$4,599	163%
$44.26	(18.23)%		2.81%	2.81%	(1.25)%	$2,641	85%
$54.13	30.87%		2.74%	2.74%	(1.41)%	$2,940	110%
$41.36	16.87%		2.84%	2.83%	(0.84)%	$1,569	196%
$35.39	(27.79)%		2.88%	2.85%	(1.37)%	$1,410	125%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

240 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$56.32	(0.08)	(4.01)	(4.09)	—	—	—
Year Ended July 31, 2016	$77.84	(0.32)	(21.20)	(21.52)	—	—	—
Year Ended July 31, 2015	$55.20	(0.69)	29.94	29.25	—	(6.61)	(6.61)
Year Ended July 31, 2014(e)	$44.22	(0.54)	17.05	16.51	—	(5.53)	(5.53)
Year Ended July 31, 2013(e)	$22.02	(0.38)	22.58	22.20	—	—	—
Year Ended July 31, 2012(e)	$15.49	(0.24)	6.77	6.53	—	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$46.48	(0.30)	(3.29)	(3.59)	—	—	—
Year Ended July 31, 2016	$64.89	(0.80)	(17.61)	(18.41)	—	—	—
Year Ended July 31, 2015	$47.31	(1.27)	25.46	24.19	—	(6.61)	(6.61)
Year Ended July 31, 2014(e)	$38.94	(0.97)	14.87	13.90	—	(5.53)	(5.53)
Year Ended July 31, 2013(e)	$19.59	(0.68)	20.03	19.35	—	—	—
Year Ended July 31, 2012(e)	$13.92	(0.39)	6.06	5.67	—	—	—
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$98.42	0.04	(2.93)	(2.89)	—	—	—
Year Ended July 31, 2016	$87.62	(0.13)	11.37 (f)	11.24	(0.44)	—	(0.44)
Year Ended July 31, 2015	$72.19	0.54	15.00	15.54	—	(0.11)	(0.11)
Year Ended July 31, 2014	$65.78	(0.13)	6.54	6.41	—	—	—
Year Ended July 31, 2013	$47.39	(0.17)	18.56	18.39	—	—	—
Year Ended July 31, 2012	$42.09	(0.05)	5.35	5.30	—	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$91.12	(0.40)	(2.72)	(3.12)	—	—	—
Year Ended July 31, 2016	$81.54	(0.96)	10.54 (f)	9.58	—	—	—
Year Ended July 31, 2015	$67.86	(0.23)	14.02	13.79	—	(0.11)	(0.11)
Year Ended July 31, 2014	$62.44	(0.81)	6.23	5.42	—	—	—
Year Ended July 31, 2013	$45.44	(0.71)	17.71	17.00	—	—	—
Year Ended July 31, 2012	$40.76	(0.48)	5.16	4.68	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$52.23	(7.26	)%(d)	1.39%	1.39%	(0.29)%	$281,453	2	%(d)
$56.32	(27.65)%		1.47%	1.47%	(0.55)%	$397,476	13%
$77.84	55.52%		1.52%	1.52%	(1.01)%	$812,065	11%
$55.20	39.92%		1.57%	1.57%	(1.09)%	$444,366	47%
$44.22	100.81%		1.68%	1.68%	(1.12)%	$342,636	2%
$22.02	42.15%		2.00%	1.73%	(1.36)%	$21,019	37%

$42.89	(7.72	)%(d)	2.39%	2.39%	(1.29)%	$12,155	2	%(d)
$46.48	(28.37)%		2.47%	2.47%	(1.55)%	$17,643	13%
$64.89	53.98%		2.52%	2.52%	(2.01)%	$45,648	11%
$47.31	38.54%		2.57%	2.57%	(2.09)%	$19,830	47%
$38.94	98.80%		2.68%	2.68%	(2.12)%	$14,093	2%
$19.59	40.72%		3.00%	2.73%	(2.36)%	$1,625	37%

$95.53	(2.95	)%(d)	1.84%	1.78%	0.09%	$9,249	4	%(d)
$98.42	12.89%		1.75%	1.75%	(0.14)%	$18,570	236%
$87.62	21.54%		1.81%	1.75%	0.66%	$54,987	304%
$72.19	9.74%		1.97%	1.78%	(0.19)%	$7,692	327%
$65.78	38.81%		2.27%	1.77%	(0.29)%	$9,688	518%
$47.39	12.59%		2.73%	1.73%	(0.12)%	$3,659	449%

$88.00	(3.43	)%(d)	2.84%	2.78%	(0.91)%	$769	4	%(d)
$91.12	11.76%		2.75%	2.75%	(1.14)%	$3,907	236%
$81.54	20.33%		2.81%	2.75%	(0.34)%	$4,341	304%
$67.86	8.70%		2.97%	2.78%	(1.19)%	$1,869	327%
$62.44	37.39%		3.27%	2.77%	(1.29)%	$887	518%
$45.44	11.48%		3.73%	2.73%	(1.12)%	$774	449%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	As described in Note 10, adjusted for 4:1 stock split that occurred on February 24, 2014.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$87.67	(0.17)	5.89	5.72	—	—
Year Ended July 31, 2016	$89.56	(0.32)	(1.57)	(1.89)	—	—
Year Ended July 31, 2015	$66.74	(0.53)	24.01	23.48	(0.66)	(0.66)
Year Ended July 31, 2014	$57.34	(0.52)	11.34	10.82	(1.42)	(1.42)
Year Ended July 31, 2013	$37.35	(0.39)	20.38	19.99	—	—
Year Ended July 31, 2012	$31.28	(0.27)	6.34	6.07	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$78.44	(0.57)	5.26	4.69	—	—
Year Ended July 31, 2016	$80.93	(1.08)	(1.41)	(2.49)	—	—
Year Ended July 31, 2015	$60.97	(1.26)	21.88	20.62	(0.66)	(0.66)
Year Ended July 31, 2014	$53.01	(1.10)	10.48	9.38	(1.42)	(1.42)
Year Ended July 31, 2013	$34.88	(0.82)	18.95	18.13	—	—
Year Ended July 31, 2012	$29.50	(0.59)	5.97	5.38	—	—
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$14.65	— (e)	3.30	3.30	—	—
Year Ended July 31, 2016	$15.63	(0.02)	(0.96)	(0.98)	—	—
Year Ended July 31, 2015	$12.93	(0.07)	2.77	2.70	—	—
Year Ended July 31, 2014	$11.31	(0.06)	1.68	1.62	—	—
Year Ended July 31, 2013	$7.16	(0.05)	4.20	4.15	—	—
Year Ended July 31, 2012	$7.20	(0.02)	(0.02)	(0.04)	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$12.83	(0.07)	2.89	2.82	—	—
Year Ended July 31, 2016	$13.83	(0.15)	(0.85)	(1.00)	—	—
Year Ended July 31, 2015	$11.56	(0.20)	2.47	2.27	—	—
Year Ended July 31, 2014	$10.21	(0.17)	1.52	1.35	—	—
Year Ended July 31, 2013	$6.53	(0.13)	3.81	3.68	—	—
Year Ended July 31, 2012	$6.64	(0.08)	(0.03)	(0.11)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$93.39	6.51	%(d)	1.51%	1.51%	(0.39)%	$46,629	51	%(d)
$87.67	(2.10)%		1.56%	1.56%	(0.39)%	$39,850	37%
$89.56	35.37%		1.62%	1.62%	(0.65)%	$99,665	32%
$66.74	19.02%		1.73%	1.73%	(0.82)%	$24,348	57%
$57.34	53.52%		1.88%	1.77%	(0.82)%	$42,473	50%
$37.35	19.37%		2.22%	1.73%	(0.81)%	$5,384	232%

$83.13	5.97	%(d)	2.51%	2.51%	(1.39)%	$1,070	51	%(d)
$78.44	(3.06)%		2.56%	2.56%	(1.39)%	$722	37%
$80.93	34.02%		2.62%	2.62%	(1.65)%	$4,119	32%
$60.97	17.84%		2.73%	2.73%	(1.82)%	$2,284	57%
$53.01	51.98%		2.88%	2.77%	(1.82)%	$3,876	50%
$34.88	18.24%		3.22%	2.73%	(1.81)%	$1,691	232%

$17.95	22.53	%(d)	1.56%	1.56%	0.06%	$59,832	4	%(d)
$14.65	(6.27)%		1.76%	1.76%	(0.14)%	$8,204	275%
$15.63	20.88%		1.77%	1.74%	(0.46)%	$58,917	190%
$12.93	14.32%		1.87%	1.78%	(0.49)%	$8,107	124%
$11.31	57.96%		1.98%	1.77%	(0.49)%	$20,211	270%
$7.16	(0.56)%		2.13%	1.73%	(0.36)%	$14,204	123%

$15.65	21.98	%(d)	2.56%	2.56%	(0.94)%	$2,267	4	%(d)
$12.83	(7.23)%		2.76%	2.76%	(1.14)%	$838	275%
$13.83	19.64%		2.77%	2.74%	(1.46)%	$5,606	190%
$11.56	13.22%		2.87%	2.78%	(1.49)%	$1,486	124%
$10.21	56.36%		2.98%	2.77%	(1.49)%	$2,836	270%
$6.53	(1.66)%		3.13%	2.73%	(1.36)%	$597	123%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

242 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$51.01	(0.02)	(4.23)	(4.25)	—	—
Year Ended July 31, 2016	$54.33	(0.12)	(3.20)	(3.32)	—	—
Year Ended July 31, 2015	$38.48	(0.35)	16.80	16.45	(0.60)	(0.60)
Year Ended July 31, 2014	$29.85	(0.22)	8.85	8.63	—	—
Year Ended July 31, 2013	$19.14	(0.11)	10.82	10.71	—	—
Year Ended July 31, 2012	$15.92	(0.04)	3.26	3.22	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$44.49	(0.23)	(3.69)	(3.92)	—	—
Year Ended July 31, 2016	$47.86	(0.54)	(2.83)	(3.37)	—	—
Year Ended July 31, 2015	$34.30	(0.78)	14.94	14.16	(0.60)	(0.60)
Year Ended July 31, 2014	$26.87	(0.53)	7.96	7.43	—	—
Year Ended July 31, 2013	$17.40	(0.32)	9.79	9.47	—	—
Year Ended July 31, 2012	$14.62	(0.19)	2.97	2.78	—	—
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$75.68	(0.10)	9.55	9.45	—	—
Year Ended July 31, 2016	$68.48	(0.23)	7.83	7.60	(0.40)	(0.40)
Year Ended July 31, 2015	$63.87	(0.45)	6.12	5.67	(1.06)	(1.06)
Year Ended July 31, 2014	$53.13	(0.29)	11.03	10.74	—	—
Year Ended July 31, 2013	$36.17	(0.19)	17.15	16.96	—	—
Year Ended July 31, 2012	$34.82	(0.13)	1.48	1.35	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$68.41	(0.46)	8.61	8.15	—	—
Year Ended July 31, 2016	$62.55	(0.84)	7.10	6.26	(0.40)	(0.40)
Year Ended July 31, 2015	$59.01	(1.09)	5.69	4.60	(1.06)	(1.06)
Year Ended July 31, 2014	$49.58	(0.87)	10.30	9.43	—	—
Year Ended July 31, 2013	$34.09	(0.61)	16.10	15.49	—	—
Year Ended July 31, 2012	$33.13	(0.46)	1.42	0.96	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$46.76	(8.35	)%(d)	1.47%	1.47%		(0.10)%	$17,239	108	%(d)
$51.01	(6.09)%		1.53%	1.53%		(0.26)%	$37,647	7%
$54.33	43.08%		1.61%	1.61%		(0.73)%	$150,159	47%
$38.48	28.91%		1.74%	1.74%		(0.66)%	$42,073	156%
$29.85	55.96%		1.86%	1.76%		(0.45)%	$26,329	132%
$19.14	20.15%		2.22%	1.73%		(0.21)%	$7,934	253%

$40.57	(8.81	)%(d)	2.47%	2.47%		(1.10)%	$1,968	108	%(d)
$44.49	(7.04)%		2.53%	2.53%		(1.26)%	$3,213	7%
$47.86	41.64%		2.61%	2.61%		(1.73)%	$17,517	47%
$34.30	27.65%		2.74%	2.74%		(1.66)%	$3,690	156%
$26.87	54.43%		2.86%	2.76%		(1.45)%	$3,804	132%
$17.40	19.02%		3.22%	2.73%		(1.21)%	$1,453	253%

$85.13	12.47	%(d)	1.58%	1.58%		(0.24)%	$34,920	127	%(d)
$75.68	11.23%		1.79%	1.79	%(e)	(0.33)%	$12,037	270%
$68.48	8.94%		1.80%	1.74%		(0.65)%	$5,699	308%
$63.87	20.21%		1.86%	1.74%		(0.47)%	$9,281	365%
$53.13	46.89%		1.88%	1.77%		(0.43)%	$17,186	245%
$36.17	3.88%		2.84%	1.73%		(0.38)%	$7,731	285%

$76.56	11.90	%(d)	2.58%	2.58%		(1.24)%	$715	127	%(d)
$68.41	10.14%		2.79%	2.79	%(e)	(1.33)%	$601	270%
$62.55	7.86%		2.80%	2.74%		(1.65)%	$1,809	308%
$59.01	19.02%		2.86%	2.74%		(1.47)%	$1,763	365%
$49.58	45.44%		2.88%	2.77%		(1.43)%	$1,164	245%
$34.09	2.87%		3.84%	2.73%		(1.38)%	$581	285%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$46.16	(0.30)	6.91		6.61	(0.09)	(0.09)	—
Year Ended July 31, 2016	$46.02	(0.54)	3.66		3.12	(2.98)	(2.98)	—
Year Ended July 31, 2015	$34.92	(0.50)	11.91		11.41	(0.31)	(0.31)	—
Year Ended July 31, 2014	$29.25	(0.50)	8.38		7.88	(2.21)	(2.21)	—
Year Ended July 31, 2013(e)	$19.65	(0.37)	11.87		11.50	(1.90)	(1.90)	—
Year Ended July 31, 2012(e)	$20.89	(0.29)	(0.95)		(1.24)	—	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$37.68	(0.50)	5.68		5.18	(0.09)	(0.09)	—
Year Ended July 31, 2016	$38.48	(0.90)	3.08		2.18	(2.98)	(2.98)	—
Year Ended July 31, 2015	$29.53	(0.82)	10.08		9.26	(0.31)	(0.31)	—
Year Ended July 31, 2014	$25.25	(0.80)	7.29		6.49	(2.21)	(2.21)	—
Year Ended July 31, 2013(e)	$17.36	(0.57)	10.36		9.79	(1.90)	(1.90)	—
Year Ended July 31, 2012(e)	$18.64	(0.46)	(0.82)		(1.28)	—	—	—
Mobile Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$61.09	(0.49)	13.80		13.31	—	—	—
Year Ended July 31, 2016	$55.37	(0.78)	6.50	(f)	5.72	—	—	—
Year Ended July 31, 2015	$54.60	(0.82)	1.59		0.77	—	—	—
Year Ended July 31, 2014	$43.30	(0.84)	12.14		11.30	—	—	—
Year Ended July 31, 2013	$29.25	(0.63)	14.68		14.05	—	—	—
Year Ended July 31, 2012(g)	$25.30	(0.35)	4.30		3.95	—	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$51.86	(0.76)	11.77		11.01	—	—	—
Year Ended July 31, 2016	$47.47	(1.20)	5.59	(f)	4.39	—	—	—
Year Ended July 31, 2015	$47.30	(1.27)	1.44		0.17	—	—	—
Year Ended July 31, 2014	$37.89	(1.29)	5.47		4.18	—	—	5.23	(h)
Year Ended July 31, 2013	$25.87	(0.96)	12.98		12.02	—	—	—
Year Ended July 31, 2012(g)	$22.60	(0.55)	3.82		3.27	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$52.68	14.30	%(d)	1.45%	1.45%	(1.22)%	$78,241	14	%(d)
$46.16	7.12%		1.50%	1.50%	(1.32)%	$77,895	65%
$46.02	32.96%		1.57%	1.57%	(1.31)%	$76,318	68%
$34.92	27.25%		1.59%	1.59%	(1.44)%	$61,002	133%
$29.25	62.55%		1.75%	1.75%	(1.55)%	$39,751	77%
$19.65	(5.92)%		1.89%	1.84%	(1.54)%	$17,391	24%

$42.77	13.72	%(d)	2.45%	2.45%	(2.22)%	$4,500	14	%(d)
$37.68	6.02%		2.50%	2.50%	(2.32)%	$3,752	65%
$38.48	31.69%		2.56%	2.56%	(2.30)%	$8,932	68%
$29.53	26.01%		2.59%	2.59%	(2.44)%	$4,581	133%
$25.25	60.84%		2.75%	2.75%	(2.55)%	$1,806	77%
$17.36	(6.87)%		2.89%	2.84%	(2.54)%	$573	24%

$74.40	21.79	%(d)	1.88%	1.77%	(1.56)%	$10,896	217	%(d)
$61.09	10.35%		2.10%	1.78%	(1.59)%	$5,209	962%
$55.37	1.39%		2.01%	1.78%	(1.65)%	$4,747	420%
$54.60	26.10%		1.99%	1.78%	(1.67)%	$6,055	298%
$43.30	48.03%		1.88%	1.76%	(1.67)%	$8,730	149%
$29.25	15.61%		2.94%	1.73%	(1.55)%	$9,253	507%

$62.87	21.21	%(d)	2.88%	2.77%	(2.56)%	$415	217	%(d)
$51.86	9.27%		3.10%	2.78%	(2.59)%	$1,236	962%
$47.47	0.36%		3.01%	2.78%	(2.65)%	$183	420%
$47.30	24.84	%(h)	2.99%	2.78%	(2.67)%	$277	298%
$37.89	46.46%		2.88%	2.76%	(2.67)%	$423	149%
$25.87	14.47%		3.94%	2.73%	(2.55)%	$496	507%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 6:1 stock split that occurred on November 19, 2012.

(f)           The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)          As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

(h)         The amount includes a voluntary capital contribution from the Advisor. The contribution represented $5.23 to the net asset value and 10.77% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$35.19	0.08	3.66	3.74	(0.23)	(0.23)
Year Ended July 31, 2016	$37.47	0.23	(2.34)	(2.11)	(0.17)	(0.17)
Year Ended July 31, 2015	$62.53	0.18	(25.24)	(25.06)	—	—
Year Ended July 31, 2014	$49.37	(0.05)	13.21	13.16	—	—
Year Ended July 31, 2013	$38.85	(0.04)	10.56	10.52	—	—
Year Ended July 31, 2012	$45.40	(0.14)	(6.41)	(6.55)	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$30.19	(0.08)	3.12	3.04	—	—
Year Ended July 31, 2016	$32.29	(0.06)	(2.04)	(2.10)	—	—
Year Ended July 31, 2015	$54.42	(0.23)	(21.90)	(22.13)	—	—
Year Ended July 31, 2014	$43.40	(0.54)	11.56	11.02	—	—
Year Ended July 31, 2013	$34.49	(0.42)	9.33	8.91	—	—
Year Ended July 31, 2012	$40.71	(0.48)	(5.74)	(6.22)	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$13.46	— (e)	2.94	2.94	(0.01)	(0.01)
Year Ended July 31, 2016	$17.59	0.05	(4.18)	(4.13)	—	—
Year Ended July 31, 2015	$31.33	0.04	(13.78)	(13.74)	—	—
Year Ended July 31, 2014	$22.60	(0.15)	8.88	8.73	—	—
Year Ended July 31, 2013	$18.58	(0.16)	4.18	4.02	—	—
Year Ended July 31, 2012	$27.10	(0.19)	(8.33)	(8.52)	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$12.18	(0.07)	2.66	2.59	—	—
Year Ended July 31, 2016	$16.09	(0.07)	(3.84)	(3.91)	—	—
Year Ended July 31, 2015	$28.95	(0.18)	(12.68)	(12.86)	—	—
Year Ended July 31, 2014	$21.08	(0.41)	8.28	7.87	—	—
Year Ended July 31, 2013	$17.51	(0.35)	3.92	3.57	—	—
Year Ended July 31, 2012	$25.80	(0.37)	(7.92)	(8.29)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$38.70	10.59	%(d)	1.57%	1.57%	0.42%	$41,509	68	%(d)
$35.19	(5.56)%		1.54%	1.54%	0.69%	$59,096	16%
$37.47	(40.08)%		1.61%	1.61%	0.38%	$23,965	50%
$62.53	26.66%		1.64%	1.64%	(0.10)%	$53,788	68%
$49.37	27.08%		1.69%	1.69%	(0.09)%	$34,734	4%
$38.85	(14.45)%		1.83%	1.83%	(0.38)%	$40,407	10%

$33.23	10.07	%(d)	2.57%	2.57%	(0.58)%	$2,914	68	%(d)
$30.19	(6.50)%		2.54%	2.54%	(0.31)%	$3,140	16%
$32.29	(40.67)%		2.61%	2.61%	(0.62)%	$5,075	50%
$54.42	25.39%		2.64%	2.64%	(1.10)%	$4,173	68%
$43.40	25.83%		2.69%	2.69%	(1.09)%	$3,773	4%
$34.49	(15.30)%		2.83%	2.83%	(1.38)%	$3,512	10%

$16.39	21.83	%(d)	1.63%	1.63%	— (f)	$23,402	42	%(d)
$13.46	(23.48)%		1.79%	1.78%	0.37%	$12,176	229%
$17.59	(43.86)%		1.78%	1.77%	0.17%	$7,219	92%
$31.33	38.63%		1.75%	1.73%	(0.54)%	$40,907	68%
$22.60	21.64%		1.83%	1.82%	(0.78)%	$13,662	169%
$18.58	(31.44)%		1.95%	1.91%	(0.99)%	$12,405	88%

$14.77	21.16	%(d)	2.63%	2.63%	(1.00)%	$2,289	42	%(d)
$12.18	(24.24)%		2.79%	2.78%	(0.63)%	$233	229%
$16.09	(44.42)%		2.78%	2.77%	(0.83)%	$472	92%
$28.95	37.33%		2.75%	2.73%	(1.54)%	$3,731	68%
$21.08	20.39%		2.83%	2.82%	(1.78)%	$576	169%
$17.51	(32.16)%		2.95%	2.91%	(1.99)%	$1,261	88%

(a)        Per share net investment income (loss) has been calculated using the average daily shares method.

(b)        Annualized for periods less than one year.

(c)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)        Not annualized for periods less than one year.

(e)         Amount is less than $0.005.

(f)          Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$26.29	0.01	(4.27)	(4.26)	—	—		—
Year Ended July 31, 2016	$26.03	(0.04)	0.32 (e)	0.28	—	(0.02	)(f)	(0.02)
Year Ended July 31, 2015	$20.84	(0.08)	6.46	6.38	—	(1.19)		(1.19)
Year Ended July 31, 2014	$17.03	— (g)	4.13	4.13	—	(0.32)		(0.32)
Year Ended July 31, 2013	$12.30	0.04	4.75	4.79	(0.06)	—		(0.06)
Year Ended July 31, 2012	$9.36	0.04	2.92	2.96	(0.02)	—		(0.02)
Service Class
Six Months Ended January 31, 2017 (unaudited)	$23.76	(0.10)	(3.85)	(3.95)	—	—		—
Year Ended July 31, 2016	$23.76	(0.25)	0.27 (e)	0.02	—	(0.02	)(f)	(0.02)
Year Ended July 31, 2015	$19.30	(0.30)	5.95	5.65	—	(1.19)		(1.19)
Year Ended July 31, 2014	$15.96	(0.18)	3.84	3.66	—	(0.32)		(0.32)
Year Ended July 31, 2013	$11.58	(0.09)	4.47	4.38	— (g)	—		— (g)
Year Ended July 31, 2012	$8.90	(0.06)	2.74	2.68	—	—		—
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$65.02	(0.22)	(21.25)	(21.47)	—	—		—
Year Ended July 31, 2016(i)	$21.76	(0.35)	43.61	43.26	—	—		—
Year Ended July 31, 2015(i)	$71.85	(0.20)	(49.89)	(50.09)	—	—		—
Year Ended July 31, 2014(i)	$64.40	(0.20)	7.65	7.45	—	—		—
Year Ended July 31, 2013(i)	$124.00	(0.60)	(59.00)	(59.60)	—	—		—
Year Ended July 31, 2012(i)	$202.15	(2.85)	(75.30)	(78.15)	—	—		—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$58.09	(0.43)	(18.94)	(19.37)	—	—		—
Year Ended July 31, 2016(i)	$19.65	(0.67)	39.11	38.44	—	—		—
Year Ended July 31, 2015(i)	$65.45	(0.65)	(45.15)	(45.80)	—	—		—
Year Ended July 31, 2014(i)	$59.30	(0.80)	6.95	6.15	—	—		—
Year Ended July 31, 2013(i)	$115.25	(1.65)	(54.30)	(55.95)	—	—		—
Year Ended July 31, 2012(i)	$189.85	(4.50)	(70.10)	(74.60)	—	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$22.03	(16.20	)%(d)	1.72%	1.72%	0.06%	$8,814	67	%(d)
$26.29	1.08%		1.76%	1.76%	(0.17)%	$14,631	79%
$26.03	31.57%		1.73%	1.73%	(0.35)%	$24,071	35%
$20.84	24.61%		1.74%	1.74%	— (h)	$19,602	92%
$17.03	39.19%		1.85%	1.76%	0.29%	$8,891	82%
$12.30	31.63%		2.04%	1.73%	0.43%	$8,253	236%

$19.81	(16.62	)%(d)	2.72%	2.72%	(0.94)%	$880	67	%(d)
$23.76	0.09%		2.76%	2.76%	(1.17)%	$1,468	79%
$23.76	30.26%		2.73%	2.73%	(1.35)%	$2,286	35%
$19.30	23.29%		2.74%	2.74%	(1.00)%	$6,709	92%
$15.96	37.88%		2.85%	2.76%	(0.71)%	$4,830	82%
$11.58	29.97%		3.04%	2.73%	(0.57)%	$6,780	236%

$43.55	(33.03	)%(d)	1.47%	1.47%	(0.96)%	$36,251	124	%(d)
$65.02	198.99%		1.55%	1.55%	(1.04)%	$52,251	167%
$21.76	(69.73)%		1.71%	1.71%	(0.48)%	$13,341	117%
$71.85	11.57%		1.75%	1.75%	(0.34)%	$26,134	177%
$64.40	(48.06)%		1.81%	1.81%	(0.59)%	$29,804	104	%(j)
$124.00	(38.67)%		1.77%	1.77%	(1.71)%	$27,846	—

$38.72	(33.34	)%(d)	2.47%	2.47%	(1.96)%	$1,507	124	%(d)
$58.09	195.62%		2.55%	2.55%	(2.04)%	$3,468	167%
$19.65	(69.98)%		2.71%	2.71%	(1.48)%	$670	117%
$65.45	10.37%		2.74%	2.74%	(1.33)%	$1,809	177%
$59.30	(48.55)%		2.80%	2.80%	(1.58)%	$2,773	104	%(j)
$115.25	(39.29)%		2.77%	2.77%	(2.71)%	$3,222	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)           Subsequent to the issuance of the July 31, 2016 financial statements, $0.01 of the distribution was determined to be a return of capital.

(g)          Amount is less than $0.005.

(h)         Amount is less than 0.005%.

(i)             As described in Note 10, adjusted for 1:5 reverse stock split that occurred on December 14, 2015.

(j)            The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of equity securities.

See accompanying notes to the financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$47.55	0.08	(6.02)	(5.94)	(1.47)		—	(1.47)
Year Ended July 31, 2016	$37.58	0.21	9.83	10.04	(0.07)		—	(0.07)
Year Ended July 31, 2015	$34.24	0.08	3.39	3.47	(0.13)		—	(0.13)
Year Ended July 31, 2014	$29.59	0.15	4.54	4.69	(0.04)		—	(0.04)
Year Ended July 31, 2013	$27.82	0.07	1.76	1.83	(0.06)		—	(0.06)
Year Ended July 31, 2012	$24.32	0.04	3.50	3.54	(0.04)		—	(0.04)
Service Class
Six Months Ended January 31, 2017 (unaudited)	$45.73	(0.13)	(5.78)	(5.91)	(1.20)		—	(1.20)
Year Ended July 31, 2016	$36.44	(0.17)	9.46	9.29	—		—	—
Year Ended July 31, 2015	$33.44	(0.30)	3.30	3.00	—		—	—
Year Ended July 31, 2014	$29.14	(0.16)	4.46	4.30	—		—	—
Year Ended July 31, 2013	$27.59	(0.21)	1.76	1.55	—		—	—
Year Ended July 31, 2012	$24.31	(0.20)	3.48	3.28	—		—	—
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$33.02	(0.02)	7.89	7.87	(0.06)		(0.12)	(0.18)
Year Ended July 31, 2016	$25.08	(0.03)	8.16	8.13	—		(0.19)	(0.19)
Year Ended July 31, 2015	$24.93	(0.01)	0.16	0.15	—		—	—
Year Ended July 31, 2014	$16.26	(0.16)	8.86	8.70	(0.03	)(e)	—	(0.03)
Year Ended July 31, 2013	$13.65	(0.05)	2.69	2.64	(0.03	)(f)	—	(0.03)
Year Ended July 31, 2012	$14.09	0.03	(0.42)	(0.39)	(0.05	)(g)	—	(0.05)
Service Class
Six Months Ended January 31, 2017 (unaudited)	$28.58	(0.18)	6.82	6.64	—		(0.12)	(0.12)
Year Ended July 31, 2016	$21.95	(0.27)	7.09	6.82	—		(0.19)	(0.19)
Year Ended July 31, 2015	$22.04	(0.26)	0.17	(0.09)	—		—	—
Year Ended July 31, 2014	$14.50	(0.34)	7.88	7.54	—		—	—
Year Ended July 31, 2013	$12.26	(0.18)	2.42	2.24	—		—	—
Year Ended July 31, 2012	$12.72	(0.10)	(0.36)	(0.46)	—		—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$40.14	(12.50	)%(d)	1.54%	1.54%	0.36%	$8,104	57	%(d)
$47.55	26.77%		1.65%	1.65%	0.55%	$64,740	101%
$37.58	10.15%		1.74%	1.74%	0.20%	$22,679	112%
$34.24	15.90%		1.78%	1.78%	0.50%	$24,795	162%
$29.59	6.60%		1.80%	1.76%	0.25%	$25,906	244%
$27.82	14.62%		1.82%	1.73%	0.18%	$41,586	137%

$38.62	(12.89	)%(d)	2.54%	2.54%	(0.64)%	$639	57	%(d)
$45.73	25.49%		2.65%	2.65%	(0.45)%	$5,669	101%
$36.44	8.97%		2.74%	2.74%	(0.80)%	$3,030	112%
$33.44	14.76%		2.78%	2.78%	(0.50)%	$4,403	162%
$29.14	5.62%		2.80%	2.76%	(0.75)%	$777	244%
$27.59	13.49%		2.82%	2.73%	(0.82)%	$5,619	137%

$40.71	23.80	%(d)	1.46%	1.46%	(0.13)%	$145,498	2	%(d)
$33.02	32.59%		1.77%	1.77%	(0.13)%	$18,500	253%
$25.08	0.60%		1.71%	1.71%	(0.05)%	$14,804	40%
$24.93	53.55%		1.76%	1.73%	(0.70)%	$76,034	193%
$16.26	19.44%		2.39%	1.76%	(0.33)%	$2,627	584%
$13.65	(2.76)%		2.32%	1.73%	0.19%	$3,620	397%

$35.10	23.20	%(d)	2.46%	2.46%	(1.13)%	$3,173	2	%(d)
$28.58	31.26%		2.77%	2.77%	(1.13)%	$517	253%
$21.95	(0.41)%		2.71%	2.71%	(1.05)%	$843	40%
$22.04	52.00%		2.76%	2.73%	(1.70)%	$2,951	193%
$14.50	18.27%		3.39%	2.76%	(1.33)%	$170	584%
$12.26	(3.69)%		3.32%	2.73%	(0.81)%	$176	397%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Subsequent to the issuance of the July 31, 2014 financial statements, $0.03 of the distribution was determined to be a return of capital.
(f)	Subsequent to the issuance of the July 31, 2013 financial statements, $0.01 of the distribution was determined to be a return of capital.
(g)	Subsequent to the issuance of the July 31, 2012 financial statements, $0.02 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$67.70	(0.12)	10.63	10.51	—	—
Year Ended July 31, 2016	$62.10	(0.21)	5.81 (e)	5.60	—	—
Year Ended July 31, 2015	$54.74	(0.36)	7.72	7.36	—	—
Year Ended July 31, 2014	$38.64	(0.45)	16.55	16.10	—	—
Year Ended July 31, 2013	$34.76	(0.21)	4.09	3.88	—	—
Year Ended July 31, 2012	$31.49	(0.33)	3.60	3.27	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$58.83	(0.43)	9.22	8.79	—	—
Year Ended July 31, 2016	$54.50	(0.74)	5.07 (e)	4.33	—	—
Year Ended July 31, 2015	$48.52	(0.88)	6.86	5.98	—	—
Year Ended July 31, 2014	$34.60	(0.88)	14.80	13.92	—	—
Year Ended July 31, 2013	$31.45	(0.53)	3.68	3.15	—	—
Year Ended July 31, 2012	$28.78	(0.64)	3.31	2.67	—	—
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$27.53	0.10	(1.92)	(1.82)	—	—
Year Ended July 31, 2016	$20.74	0.59	6.64	7.23	(0.44)	(0.44)
Year Ended July 31, 2015	$21.88	0.43	(1.51)	(1.08)	(0.06)	(0.06)
Year Ended July 31, 2014	$19.41	0.09	2.49	2.58	(0.11)	(0.11)
Year Ended July 31, 2013	$18.32	0.07	1.21	1.28	(0.19)	(0.19)
Year Ended July 31, 2012	$13.71	0.21	4.75	4.96	(0.35)	(0.35)
Service Class
Six Months Ended January 31, 2017 (unaudited)	$26.20	(0.02)	(1.83)	(1.85)	—	—
Year Ended July 31, 2016	$19.78	0.37	6.30	6.67	(0.25)	(0.25)
Year Ended July 31, 2015	$21.01	0.23	(1.46)	(1.23)	—	—
Year Ended July 31, 2014	$18.71	(0.11)	2.41	2.30	—	—
Year Ended July 31, 2013	$17.65	(0.11)	1.17	1.06	—	—
Year Ended July 31, 2012	$13.06	0.07	4.58	4.65	(0.06)	(0.06)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$78.21	15.51	%(d)	1.55%	1.55%	(0.33)%	$35,686	76	%(d)
$67.70	9.03%		1.82%	1.76%	(0.35)%	$10,270	151%
$62.10	13.45%		1.71%	1.71%	(0.60)%	$10,010	273%
$54.74	41.67%		1.80%	1.78%	(0.98)%	$27,673	322%
$38.64	11.16%		1.95%	1.75%	(0.58)%	$4,162	168%
$34.76	10.35%		1.89%	1.74%	(1.01)%	$13,144	111%

$67.62	14.92	%(d)	2.55%	2.55%	(1.33)%	$952	76	%(d)
$58.83	7.96%		2.82%	2.76%	(1.35)%	$1,061	151%
$54.50	12.33%		2.71%	2.71%	(1.60)%	$2,090	273%
$48.52	40.23%		2.80%	2.78%	(1.98)%	$5,292	322%
$34.60	10.02%		2.95%	2.75%	(1.58)%	$971	168%
$31.45	9.28%		2.89%	2.74%	(2.01)%	$733	111%

$25.71	(6.61	)%(d)	1.56%	1.56%	0.81%	$24,469	89	%(d)
$27.53	35.64%		1.66%	1.66%	2.42%	$111,297	330%
$20.74	(4.92)%		1.80%	1.74%	2.02%	$2,052	508%
$21.88	13.34%		2.41%	1.78%	0.43%	$6,498	664%
$19.41	7.17%		2.07%	1.75%	0.39%	$3,908	307%
$18.32	37.11%		2.56%	1.73%	1.43%	$24,644	208%

$24.35	(7.10	)%(d)	2.56%	2.56%	(0.19)%	$608	89	%(d)
$26.20	34.22%		2.66%	2.66%	1.42%	$4,981	330%
$19.78	(5.85)%		2.80%	2.74%	1.02%	$956	508%
$21.01	12.29%		3.41%	2.78%	(0.57)%	$1,295	664%
$18.71	6.01%		3.06%	2.74%	(0.60)%	$563	307%
$17.65	35.75%		3.55%	2.72%	0.44%	$744	208%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$42.70	0.22	(3.01)	(2.79)	(0.32)	(0.32)
Year Ended July 31, 2016	$32.45	0.10	10.60	10.70	(0.45)	(0.45)
Year Ended July 31, 2015	$29.23	0.29	3.13	3.42	(0.20)	(0.20)
Year Ended July 31, 2014	$26.87	0.26	2.44	2.70	(0.34)	(0.34)
Year Ended July 31, 2013	$24.39	0.27	2.78	3.05	(0.57)	(0.57)
Year Ended July 31, 2012	$19.87	0.14	4.53	4.67	(0.15)	(0.15)
Service Class
Six Months Ended January 31, 2017 (unaudited)	$40.67	0.03	(2.87)	(2.84)	—	—
Year Ended July 31, 2016	$30.83	(0.23)	10.10	9.87	(0.03)	(0.03)
Year Ended July 31, 2015	$27.95	(0.03)	2.97	2.94	(0.06)	(0.06)
Year Ended July 31, 2014	$25.74	(0.02)	2.35	2.33	(0.12)	(0.12)
Year Ended July 31, 2013	$23.23	0.03	2.70	2.73	(0.22)	(0.22)
Year Ended July 31, 2012	$18.97	(0.06)	4.32	4.26	—	—
Short Oil & Gas ProFund(e)
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$50.10	(0.34)	(4.74)	(5.08)	—	—
Year Ended July 31, 2016	$55.12	(0.96)	(4.06)	(5.02)	—	—
Year Ended July 31, 2015	$42.89	(0.80)	13.03	12.23	—	—
Year Ended July 31, 2014	$52.55	(0.80)	(8.86)	(9.66)	—	—
Year Ended July 31, 2013	$65.88	(0.96)	(12.37)	(13.33)	—	—
Year Ended July 31, 2012	$69.15	(1.20)	(2.07)	(3.27)	—	—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$48.73	(0.56)	(4.59)	(5.15)	—	—
Year Ended July 31, 2016	$54.21	(1.52)	(3.96)	(5.48)	—	—
Year Ended July 31, 2015	$42.65	(1.36)	12.92	11.56	—	—
Year Ended July 31, 2014	$52.82	(1.36)	(8.81)	(10.17)	—	—
Year Ended July 31, 2013	$66.59	(1.52)	(12.25)	(13.77)	—	—
Year Ended July 31, 2012	$70.45	(1.84)	(2.02)	(3.86)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$39.59	(6.52	)%(d)	1.69%	1.69%		1.13%	$16,717	15	%(d)
$42.70	33.41%		1.76%	1.76%		0.28%	$71,264	229%
$32.45	11.61%		1.76%	1.76%		0.85%	$8,537	305%
$29.23	10.22%		1.77%	1.74%		0.90%	$24,093	294%
$26.87	13.09%		2.16%	1.76%		1.10%	$17,305	307%
$24.39	23.57%		1.87%	1.73%		0.64%	$26,024	328%

$37.83	(7.01	)%(d)	2.69%	2.69%		0.13%	$995	15	%(d)
$40.67	32.09%		2.76%	2.76%		(0.72)%	$3,106	229%
$30.83	10.49%		2.76%	2.76%		(0.15)%	$2,287	305%
$27.95	9.11%		2.77%	2.74%		(0.10)%	$2,283	294%
$25.74	11.99%		3.15%	2.75%		0.11%	$801	307%
$23.23	22.46%		2.87%	2.73%		(0.36)%	$1,087	328%

$45.02	(10.10	)%(d)	2.81%	1.76%		(1.46)%	$7,753	—
$50.10	(9.14)%		2.26%	1.80	%(f)	(1.64)%	$2,922	—
$55.12	28.54%		2.50%	1.74%		(1.71)%	$2,725	—
$42.89	(18.42)%		2.60%	1.78%		(1.76)%	$3,494	—
$52.55	(20.17)%		2.65%	1.76%		(1.68)%	$998	—
$65.88	(4.75)%		3.00%	1.73%		(1.68)%	$1,572	—

$43.58	(10.55	)%(d)	3.81%	2.76%		(2.46)%	$154	—
$48.73	(10.18)%		3.26%	2.80	%(f)	(2.64)%	$283	—
$54.21	27.20%		3.50%	2.74%		(2.71)%	$114	—
$42.65	(19.24)%		3.60%	2.78%		(2.76)%	$38	—
$52.82	(20.67)%		3.63%	2.74%		(2.66)%	$570	—
$66.59	(5.56)%		3.87%	2.60%		(2.55)%	$42	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	As described in Note 10, adjusted for 1:8 reverse stock split that occurred on December 5, 2016.
(f)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
Short Precious Metals ProFund(d)
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$35.17	(0.33)	5.19	4.86	$40.03	13.72	%(e)
Year Ended July 31, 2016	$105.08	(1.12)	(68.79)	(69.91)	$35.17	(66.51)%
Year Ended July 31, 2015	$59.25	(1.36)	47.19	45.83	$105.08	77.33%
Year Ended July 31, 2014	$73.62	(1.20)	(13.17)	(14.37)	$59.25	(19.46)%
Year Ended July 31, 2013	$57.07	(1.04)	17.59	16.55	$73.62	29.03%
Year Ended July 31, 2012	$48.70	(0.80)	9.17	8.37	$57.07	17.08%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$35.70	(0.53)	5.21	4.68	$40.38	13.14	%(e)
Year Ended July 31, 2016	$107.82	(2.00)	(70.12)	(72.12)	$35.70	(66.91)%
Year Ended July 31, 2015	$61.45	(2.16)	48.53	46.37	$107.82	75.52%
Year Ended July 31, 2014	$76.98	(1.92)	(13.61)	(15.53)	$61.45	(20.17)%
Year Ended July 31, 2013	$60.26	(1.76)	18.48	16.72	$76.98	27.76%
Year Ended July 31, 2012	$51.85	(1.36)	9.77	8.41	$60.26	16.20%
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$15.67	(0.13)	1.07	0.94	$16.61	6.00	%(e)
Year Ended July 31, 2016	$19.65	(0.31)	(3.67)	(3.98)	$15.67	(20.25)%
Year Ended July 31, 2015	$22.19	(0.35)	(2.19)	(2.54)	$19.65	(11.45)%
Year Ended July 31, 2014(f)	$25.85	(0.45)	(3.21)	(3.66)	$22.19	(14.16)%
Year Ended July 31, 2013(f)	$28.60	(0.45)	(2.30)	(2.75)	$25.85	(9.62)%
Year Ended July 31, 2012(f)	$35.90	(0.60)	(6.70)	(7.30)	$28.60	(20.45)%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$14.45	(0.21)	1.00	0.79	$15.24	5.47	%(e)
Year Ended July 31, 2016	$18.28	(0.48)	(3.35)	(3.83)	$14.45	(21.00)%
Year Ended July 31, 2015	$20.84	(0.54)	(2.02)	(2.56)	$18.28	(12.19)%
Year Ended July 31, 2014(f)	$24.50	(0.69)	(2.97)	(3.66)	$20.84	(14.98)%
Year Ended July 31, 2013(f)	$27.40	(0.70)	(2.20)	(2.90)	$24.50	(10.58)%
Year Ended July 31, 2012(f)	$34.70	(0.90)	(6.40)	(7.30)	$27.40	(21.04)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.93%	1.90%	(1.60)%	$5,484	—
1.98%	1.86%	(1.70)%	$11,839	—
1.75%	1.75%	(1.72)%	$11,647	—
1.87%	1.78%	(1.76)%	$2,744	—
2.09%	1.77%	(1.70)%	$12,184	—
2.19%	1.73%	(1.68)%	$5,381	—

2.93%	2.90%	(2.60)%	$53	—
2.98%	2.86%	(2.70)%	$7,692	—
2.75%	2.75%	(2.72)%	$12,483	—
2.87%	2.78%	(2.76)%	$5,531	—
3.09%	2.77%	(2.70)%	$394	—
3.19%	2.73%	(2.68)%	$184	—

2.84%	1.77%	(1.50)%	$814	—
2.91%	1.78%	(1.64)%	$1,268	—
2.68%	1.78%	(1.75)%	$3,646	—
2.28%	1.78%	(1.76)%	$870	—
2.52%	1.76%	(1.70)%	$4,753	—
2.37%	1.73%	(1.69)%	$3,078	—

3.84%	2.77%	(2.50)%	$10	—
3.91%	2.78%	(2.64)%	$8	—
3.68%	2.78%	(2.75)%	$8	—
3.28%	2.78%	(2.76)%	$18	—
3.52%	2.76%	(2.70)%	$164	—
3.37%	2.73%	(2.69)%	$103	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         As described in Note 10, adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(e)          Not annualized for periods less than one year.

(f)           As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$63.97	(0.24)	(12.41)	(12.65)	—		—
Year Ended July 31, 2016	$52.34	(0.37)	12.00	11.63	—		—
Year Ended July 31, 2015	$46.74	— (e)	5.60	5.60	—		—
Year Ended July 31, 2014	$42.28	0.12	4.36	4.48	(0.02	)(g)	(0.02	)(g)
Year Ended July 31, 2013	$53.47	0.03	(11.22)	(11.19)	—		—
Year Ended July 31, 2012	$35.95	(0.09)	17.61	17.52	—	(e)	—	(e)
Service Class
Six Months Ended January 31, 2017 (unaudited)	$60.10	(0.52)	(11.57)	(12.09)	—		—
Year Ended July 31, 2016	$49.67	(0.90)	11.33	10.43	—		—
Year Ended July 31, 2015	$44.75	(0.51)	5.43	4.92	—		—
Year Ended July 31, 2014	$40.94	(0.29)	4.10	3.81	—	(e)(g)	—	(e)(g)
Year Ended July 31, 2013	$52.36	(0.44)	(10.98)	(11.42)	—		—
Year Ended July 31, 2012	$35.53	(0.55)	17.38	16.83	—		—
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$14.26	(0.11)	1.19	1.08	—		—
Year Ended July 31, 2016	$15.80	(0.23)	(1.31)	(1.54)	—		—
Year Ended July 31, 2015	$17.08	(0.27)	(1.01)	(1.28)	—		—
Year Ended July 31, 2014	$18.06	(0.29)	(0.69)	(0.98)	—		—
Year Ended July 31, 2013	$17.27	(0.29)	1.08	0.79	—		—
Year Ended July 31, 2012	$20.55	(0.32)	(2.96)	(3.28)	—		—
Service Class
Six Months Ended January 31, 2017 (unaudited)	$13.72	(0.18)	1.14	0.96	—		—
Year Ended July 31, 2016	$15.34	(0.37)	(1.25)	(1.62)	—		—
Year Ended July 31, 2015	$16.76	(0.43)	(0.99)	(1.42)	—		—
Year Ended July 31, 2014	$17.89	(0.47)	(0.66)	(1.13)	—		—
Year Ended July 31, 2013	$17.28	(0.46)	1.07	0.61	—		—
Year Ended July 31, 2012	$20.77	(0.50)	(2.99)	(3.49)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$51.32	(19.78	)%(d)	1.34%	1.34%	(0.84)%	$25,467	201	%(d)
$63.97	22.22%		1.27%	1.27%	(0.66)%	$23,775	409%
$52.34	11.96%		1.36%	1.36%	— (f)	$54,379	2,626%
$46.74	10.62%		1.40%	1.40%	0.29%	$21,575	3,503%
$42.28	(20.94)%		1.41%	1.41%	0.06%	$39,203	3,295%
$53.47	48.73%		1.47%	1.47%	(0.20)%	$45,459	7,056%

$48.01	(20.13	)%(d)	2.34%	2.34%	(1.84)%	$752	201	%(d)
$60.10	21.02%		2.27%	2.27%	(1.66)%	$16,224	409%
$49.67	10.99%		2.36%	2.36%	(1.00)%	$1,364	2,626%
$44.75	9.32%		2.40%	2.40%	(0.71)%	$16,258	3,503%
$40.94	(21.81)%		2.41%	2.41%	(0.94)%	$17,405	3,295%
$52.36	47.37%		2.47%	2.47%	(1.20)%	$11,119	7,056%

$15.34	7.50	%(d)	1.75%	1.75%	(1.44)%	$11,570	—
$14.26	(9.68)%		1.63%	1.63%	(1.49)%	$7,982	—
$15.80	(7.49)%		1.69%	1.69%	(1.66)%	$22,770	—
$17.08	(5.43)%		1.65%	1.65%	(1.64)%	$24,053	—
$18.06	4.57%		1.70%	1.70%	(1.63)%	$33,995	—
$17.27	(15.96)%		1.77%	1.77%	(1.71)%	$34,423	—

$14.68	7.00	%(d)	2.75%	2.75%	(2.44)%	$1,023	—
$13.72	(10.56)%		2.63%	2.63%	(2.49)%	$1,340	—
$15.34	(8.47)%		2.69%	2.69%	(2.66)%	$394	—
$16.76	(6.32)%		2.65%	2.65%	(2.64)%	$785	—
$17.89	3.53%		2.71%	2.71%	(2.64)%	$17,514	—
$17.28	(16.80)%		2.76%	2.76%	(2.70)%	$938	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Amount is less than $0.005.

(f)           Amount is less than 0.005%.

(g)          Subsequent to the issuance of the July 31, 2014 financial statements, $0.01 and less than $0.005 of the distribution was determined to be a return of capital of the Investor Class and Service Class, respectively.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
Rising Rates Opportunity ProFund(d)
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$36.13	(0.22)	8.11	7.89	$44.02	21.74	%(e)
Year Ended July 31, 2016	$46.76	(0.56)	(10.07)	(10.63)	$36.13	(22.60)%
Year Ended July 31, 2015	$56.03	(0.72)	(8.55)	(9.27)	$46.76	(16.57)%
Year Ended July 31, 2014	$65.03	(0.96)	(8.04)	(9.00)	$56.03	(13.90)%
Year Ended July 31, 2013	$54.48	(0.88)	11.43	10.55	$65.03	19.38%
Year Ended July 31, 2012	$90.53	(1.12)	(34.93)	(36.05)	$54.48	(39.84)%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$32.96	(0.41)	7.41	7.00	$39.96	21.24	%(e)
Year Ended July 31, 2016	$43.10	(0.96)	(9.18)	(10.14)	$32.96	(23.56)%
Year Ended July 31, 2015	$52.18	(1.20)	(7.88)	(9.08)	$43.10	(17.33)%
Year Ended July 31, 2014	$61.21	(1.52)	(7.51)	(9.03)	$52.18	(14.77)%
Year Ended July 31, 2013	$51.85	(1.52)	10.88	9.36	$61.21	18.06%
Year Ended July 31, 2012	$86.93	(1.76)	(33.32)	(35.08)	$51.85	(40.39)%
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$28.06	(0.18)	1.26	1.08	$29.14	3.85	%(e)
Year Ended July 31, 2016	$29.06	(0.41)	(0.59)	(1.00)	$28.06	(3.44)%
Year Ended July 31, 2015	$24.94	(0.42)	4.54	4.12	$29.06	16.52%
Year Ended July 31, 2014	$25.58	(0.44)	(0.20)	(0.64)	$24.94	(2.50)%
Year Ended July 31, 2013	$26.49	(0.42)	(0.49)	(0.91)	$25.58	(3.44)%
Year Ended July 31, 2012	$24.37	(0.43)	2.55	2.12	$26.49	8.70%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$25.74	(0.31)	1.17	0.86	$26.60	3.34	%(e)
Year Ended July 31, 2016	$26.93	(0.68)	(0.51)	(1.19)	$25.74	(4.42)%
Year Ended July 31, 2015	$23.34	(0.68)	4.27	3.59	$26.93	15.38%
Year Ended July 31, 2014	$24.18	(0.67)	(0.17)	(0.84)	$23.34	(3.47)%
Year Ended July 31, 2013	$25.30	(0.67)	(0.45)	(1.12)	$24.18	(4.43)%
Year Ended July 31, 2012	$23.51	(0.68)	2.47	1.79	$25.30	7.61%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.38%	1.38%	(1.08)%	$39,274	—
1.48%	1.48%	(1.30)%	$34,905	—
1.57%	1.57%	(1.54)%	$61,774	—
1.57%	1.57%	(1.55)%	$87,658	—
1.62%	1.62%	(1.54)%	$125,980	—
1.74%	1.74%	(1.68)%	$88,813	—

2.38%	2.38%	(2.08)%	$4,895	—
2.48%	2.48%	(2.30)%	$2,172	—
2.57%	2.57%	(2.54)%	$10,014	—
2.57%	2.57%	(2.55)%	$4,538	—
2.62%	2.62%	(2.54)%	$21,509	—
2.74%	2.74%	(2.68)%	$3,929	—

1.54%	1.54%	(1.25)%	$19,283	—
1.65%	1.65%	(1.48)%	$33,566	—
1.57%	1.57%	(1.54)%	$35,640	—
1.80%	1.79%	(1.78)%	$20,768	—
1.72%	1.72%	(1.65)%	$72,751	—
1.73%	1.73%	(1.68)%	$110,381	—

2.54%	2.54%	(2.25)%	$6,596	—
2.65%	2.65%	(2.48)%	$12,531	—
2.57%	2.57%	(2.54)%	$14,610	—
2.80%	2.79%	(2.78)%	$9,755	—
2.73%	2.73%	(2.66)%	$11,485	—
2.72%	2.72%	(2.67)%	$3,212	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         As described in Note 10, adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(e)          Not annualized for periods less than one year.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2017 (unaudited)	$17.76	(0.13)	(0.84)	(0.97)	$16.79	(5.46	)%(d)
Year Ended July 31, 2016	$17.83	(0.28)	0.21	(0.07)	$17.76	(0.39)%
Year Ended July 31, 2015	$21.74	(0.34)	(3.57)	(3.91)	$17.83	(17.99)%
Year Ended July 31, 2014	$22.04	(0.39)	0.09	(0.30)	$21.74	(1.36)%
Year Ended July 31, 2013	$22.13	(0.38)	0.29	(0.09)	$22.04	(0.41)%
Year Ended July 31, 2012	$25.10	(0.42)	(2.55)	(2.97)	$22.13	(11.83)%
Service Class
Six Months Ended January 31, 2017 (unaudited)	$16.92	(0.21)	(0.78)	(0.99)	$15.93	(5.91	)%(d)
Year Ended July 31, 2016	$17.16	(0.45)	0.21	(0.24)	$16.92	(1.34)%
Year Ended July 31, 2015	$21.14	(0.53)	(3.45)	(3.98)	$17.16	(18.83)%
Year Ended July 31, 2014	$21.65	(0.61)	0.10	(0.51)	$21.14	(2.36)%
Year Ended July 31, 2013	$21.95	(0.59)	0.29	(0.30)	$21.65	(1.37)%
Year Ended July 31, 2012	$25.15	(0.65)	(2.55)	(3.20)	$21.95	(12.72)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

2.98%	1.78%	(1.49)%	$1,659	—
2.43%	1.78%	(1.60)%	$2,480	—
2.48%	1.78%	(1.75)%	$2,829	—
2.46%	1.78%	(1.76)%	$3,940	—
2.06%	1.76%	(1.68)%	$6,460	—
2.06%	1.83%	(1.78)%	$4,735	—

3.98%	2.78%	(2.49)%	$678	—
3.43%	2.78%	(2.60)%	$1,285	—
3.48%	2.78%	(2.75)%	$1,798	—
3.46%	2.78%	(2.76)%	$1,684	—
3.06%	2.76%	(2.68)%	$1,160	—
3.04%	2.81%	(2.76)%	$159	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Notes to Financial Statements

254 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of January 31, 2017, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 255

Fund Name	Deutsche Bank Securities, Inc., 0.47%, dated 1/31/17, due 2/1/17(1)	HSBC Securities (USA), Inc., 0.43%, dated 1/31/17, due 2/1/17(2)	RBC Capital Markets, LLC, 0.45%, dated 1/31/17, due 2/1/17(3)	RBS Securities, Inc., 0.44%, dated 1/31/17, due 2/1/17(4)	Societe Generale, 0.48%, dated 1/31/17, due 2/1/17(5)	UMB Bank, N.A., 0.47%, dated 1/31/17, due 2/1/17(6)
Bull ProFund	$3,354,000	$20,129,000	$3,354,000	$10,903,000	$8,386,000	$86,000
Mid-Cap ProFund	5,353,000	32,127,000	5,353,000	17,401,000	13,385,000	137,000
Small-Cap ProFund	2,743,000	16,464,000	2,743,000	8,918,000	6,859,000	73,000
NASDAQ-100 ProFund	1,869,000	11,220,000	1,869,000	6,076,000	4,674,000	52,000
Mid-Cap Value ProFund	2,000	13,000	2,000	7,000	5,000	3,000
Mid-Cap Growth ProFund	2,000	15,000	2,000	8,000	6,000	2,000
Small-Cap Growth ProFund	3,000	20,000	3,000	11,000	8,000	2,000
Europe 30 ProFund	1,000	6,000	1,000	3,000	2,000	2,000
UltraBull ProFund	2,901,000	17,408,000	2,901,000	9,429,000	7,253,000	75,000
UltraMid-Cap ProFund	2,457,000	14,747,000	2,457,000	7,986,000	6,144,000	66,000
UltraSmall-Cap ProFund	2,726,000	16,368,000	2,726,000	8,866,000	6,819,000	76,000
UltraDow 30 ProFund	1,340,000	8,046,000	1,340,000	4,357,000	3,351,000	39,000
UltraNASDAQ-100 ProFund	7,179,000	43,081,000	7,179,000	23,336,000	17,949,000	182,000
UltraInternational ProFund	709,000	4,266,000	709,000	2,310,000	1,777,000	27,000
UltraEmerging Markets ProFund	227,000	1,366,000	227,000	739,000	569,000	11,000
UltraLatin America ProFund	983,000	5,911,000	983,000	3,201,000	2,462,000	35,000
UltraChina ProFund	137,000	823,000	137,000	445,000	342,000	9,000
UltraJapan ProFund	1,965,000	11,790,000	1,965,000	6,386,000	4,912,000	50,000
Bear ProFund	893,000	5,366,000	893,000	2,906,000	2,236,000	29,000
Short Small-Cap ProFund	241,000	1,457,000	241,000	789,000	605,000	16,000
Short NASDAQ-100 ProFund	318,000	1,915,000	318,000	1,037,000	797,000	14,000
UltraBear ProFund	932,000	5,599,000	932,000	3,033,000	2,332,000	31,000
UltraShort Mid-Cap ProFund	221,000	1,331,000	221,000	720,000	554,000	12,000
UltraShort Small-Cap ProFund	893,000	5,370,000	893,000	2,908,000	2,236,000	32,000
UltraShort Dow 30 ProFund	311,000	1,880,000	311,000	1,018,000	782,000	15,000
UltraShort NASDAQ-100 ProFund	737,000	4,435,000	737,000	2,401,000	1,846,000	29,000
UltraShort International ProFund	287,000	1,729,000	287,000	936,000	720,000	15,000
UltraShort Emerging Markets ProFund	278,000	1,676,000	278,000	907,000	697,000	14,000
UltraShort Latin America ProFund	247,000	1,491,000	247,000	807,000	620,000	16,000
UltraShort China ProFund	133,000	804,000	133,000	436,000	334,000	10,000
UltraShort Japan ProFund	113,000	681,000	113,000	369,000	283,000	5,000
Banks UltraSector ProFund	1,348,000	8,095,000	1,348,000	4,384,000	3,371,000	40,000
Basic Materials UltraSector ProFund	278,000	1,681,000	278,000	909,000	699,000	19,000
Biotechnology UltraSector ProFund	4,368,000	26,221,000	4,368,000	14,203,000	10,925,000	113,000
Consumer Goods UltraSector ProFund	191,000	1,146,000	191,000	620,000	477,000	10,000
Consumer Services UltraSector ProFund	865,000	5,194,000	865,000	2,812,000	2,164,000	27,000
Financials UltraSector ProFund	1,257,000	7,558,000	1,257,000	4,094,000	3,149,000	43,000
Health Care UltraSector ProFund	471,000	2,838,000	471,000	1,536,000	1,181,000	22,000
Industrials UltraSector ProFund	805,000	4,835,000	805,000	2,618,000	2,014,000	25,000
Internet UltraSector ProFund	1,488,000	8,937,000	1,488,000	4,841,000	3,723,000	45,000
Mobile Telecommunications UltraSector ProFund	185,000	1,115,000	185,000	603,000	464,000	10,000
Oil & Gas UltraSector ProFund	857,000	5,148,000	857,000	2,788,000	2,144,000	28,000
Oil Equipment, Services & Distribution UltraSector ProFund	655,000	3,936,000	655,000	2,131,000	1,639,000	24,000
Pharmaceuticals UltraSector ProFund	161,000	969,000	161,000	524,000	402,000	10,000
Precious Metals UltraSector ProFund	565,000	3,400,000	565,000	1,842,000	1,416,000	22,000
Real Estate UltraSector ProFund	159,000	964,000	159,000	522,000	401,000	12,000
Semiconductor UltraSector ProFund	3,634,000	21,811,000	3,634,000	11,813,000	9,088,000	94,000
Technology UltraSector ProFund	704,000	4,228,000	704,000	2,290,000	1,761,000	26,000
Telecommunications UltraSector ProFund	533,000	3,200,000	533,000	1,732,000	1,333,000	19,000
Utilities UltraSector ProFund	528,000	3,177,000	528,000	1,719,000	1,322,000	21,000
Short Oil & Gas ProFund	237,000	1,434,000	237,000	776,000	596,000	15,000
Short Precious Metals ProFund	309,000	1,863,000	309,000	1,008,000	775,000	17,000
Short Real Estate ProFund	61,000	374,000	61,000	202,000	155,000	9,000

256 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

Fund Name	Deutsche Bank Securities, Inc., 0.47%, dated 1/31/17, due 2/1/17(1)	HSBC Securities (USA), Inc., 0.43%, dated 1/31/17, due 2/1/17(2)	RBC Capital Markets, LLC, 0.45%, dated 1/31/17, due 2/1/17(3)	RBS Securities, Inc., 0.44%, dated 1/31/17, due 2/1/17(4)	Societe Generale, 0.48%, dated 1/31/17, due 2/1/17(5)	UMB Bank, N.A., 0.47%, dated 1/31/17, due 2/1/17(6)
U.S. Government Plus ProFund	$1,476,000	$8,865,000	$1,476,000	$4,802,000	$3,693,000	$42,000
Rising Rates Opportunity 10 ProFund	913,000	5,484,000	913,000	2,970,000	2,284,000	28,000
Rising Rates Opportunity ProFund	2,973,000	17,843,000	2,973,000	9,664,000	7,433,000	78,000
Rising U.S. Dollar ProFund	1,904,000	11,431,000	1,904,000	6,191,000	4,762,000	54,000
Falling U.S. Dollar ProFund	161,000	972,000	161,000	526,000	404,000	11,000
	$66,641,000	$400,253,000	$66,641,000	$216,769,000	$166,720,000	$2,029,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of January 31, 2017 as follows:

(1)         U.S. Treasury Notes, 1.75%, due 9/30/22, total value $67,983,027.

(2)         U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at January 31, 2017, 3.094% to 3.144%, due 11/15/39 to 8/15/41, which had an aggregate value of $408,296,546.

(3)         U.S. Treasury Inflation-Protected Securities (TIPS), 3.625%, due 4/15/18, total value $67,990,079.

(4)         U.S. Treasury Notes, 1.50% to 1.625%, due 8/31/18 to 6/30/20, which had an aggregate value of $221,112,864.

(5)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.375%, due 7/15/23, total value $170,063,818.

(6)         U.S. Treasury Notes, 0.50%, due 7/31/17, total value $2,078,311.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2017, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day. All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2017. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFunds’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with derivative positions in the NASDAQ-100 ProFund, Mobile Telecommunications UltraSector ProFund, and Telecommunications UltraSector ProFund was 56%, 85%, and 83%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2017.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 257

regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of

258 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2017, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 259

swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2017, the collateral posted by counterparties consisted of U.S. Treasury securities and cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2017.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$206,437	$—	$—	$—	$252,842	$—
Mid-Cap ProFund	15,224	—	—	—	403,216	—
Small-Cap ProFund	609	—	—	—	189,528	—
NASDAQ-100 ProFund	780,656	—	—	—	123,440	—
UltraBull ProFund	282,493	—	—	—	724,066	—
UltraMid-Cap ProFund	—	—	—	2,947	724,633	—
UltraSmall-Cap ProFund	—	—	—	7,506	1,163,615	—
UltraDow 30 ProFund	—	—	—	3,523	604,766	—

260:: Notes to Financial Statements :: January 31, 2017 (Unaudited)

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
UltraNASDAQ-100 ProFund	$1,599,525	$—	$—	$—	$3,359,803	$—
UltraInternational ProFund	—	—	—	—	103,848	—
UltraEmerging Markets ProFund	—	—	—	—	246,210	—
UltraLatin America ProFund	—	—	—	—	1,115,774	—
UltraChina ProFund	—	16,133	—	—	2,680	—
UltraJapan ProFund	1,670,785	—	—	—	—	—
Bear ProFund	—	67,496	—	38,476	—	—
Short Small-Cap ProFund	678	11,777	—	—	—	—
Short NASDAQ-100 ProFund	—	36,389	—	43,719	—	—
UltraBear ProFund	—	165,036	—	39,186	—	—
UltraShort Mid-Cap ProFund	—	29,496	—	1,031	—	—
UltraShort Small-Cap ProFund	—	125,479	—	—	—	—
UltraShort Dow 30 ProFund	—	84,618	—	20,362	—	—
UltraShort NASDAQ-100 ProFund	—	188,769	—	5,464	—	—
UltraShort International ProFund	—	37,918	—	—	—	—
UltraShort Emerging Markets ProFund	—	65,751	—	—	—	—
UltraShort Latin America ProFund	—	146,450	—	—	—	—
UltraShort China ProFund	—	1,075	—	—	—	—
UltraShort Japan ProFund	44,148	—	—	—	—	—
Banks UltraSector ProFund	—	636,797	—	—	—	—
Basic Materials UltraSector ProFund	—	74,614	—	—	—	—
Biotechnology UltraSector ProFund	—	4,455,077	—	—	—	—
Consumer Goods UltraSector ProFund	—	43,116	—	—	—	—
Consumer Services UltraSector ProFund	—	233,221	—	—	—	—
Financials UltraSector ProFund	—	308,352	—	—	—	—
Health Care UltraSector ProFund	—	234,934	—	—	—	—
Industrials UltraSector ProFund	—	163,674	—	—	—	—
Internet UltraSector ProFund	—	357,159	—	—	—	—
Mobile Telecommunications UltraSector ProFund	—	165,279	—	—	—	—
Oil & Gas UltraSector ProFund	—	—	—	—	402,212	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	28,244	—	—	23,488	—
Pharmaceuticals UltraSector ProFund	—	30,194	—	—	—	—
Precious Metals UltraSector ProFund	—	146,926	—	—	—	—
Real Estate UltraSector ProFund	—	—	—	—	99,470	—
Semiconductor UltraSector ProFund	—	1,823,277	—	—	—	—
Technology UltraSector ProFund	—	265,809	—	—	—	—
Telecommunications UltraSector ProFund	—	—	—	—	506,376	—
Utilities UltraSector ProFund	—	287,453	—	—	—	—
Short Oil & Gas ProFund	—	42,752	—	—	—	—
Short Precious Metals ProFund	—	64,876	—	—	22,889	—
Short Real Estate ProFund	—	17,151	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	110,152	—	—	1,136,124
Falling U.S. Dollar ProFund	—	—	70,312	—	—	5,986
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	449,730	—	—	16,490	—
Rising Rates Opportunity 10 ProFund	—	15,828	—	—	—	—
Rising Rates Opportunity ProFund	—	69,396	—	—	90,201	—

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 261

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the period ended January 31, 2017.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$641,194	$3,017,164	$—	$(392,434)
Mid-Cap ProFund	238,902	14,818,314	—	(660,065)
Small-Cap ProFund	549,977	971,589	—	(313,296)
NASDAQ-100 ProFund	683,871	2,242,276	—	143,273
UltraBull ProFund	1,033,905	6,859,769	—	(1,196,493)
UltraMid-Cap ProFund	1,688,993	8,520,950	—	(1,796,185)
UltraSmall-Cap ProFund	1,142,298	12,940,255	—	(1,492,547)
UltraDow 30 ProFund	100,664	2,394,253	—	(561,802)
UltraNASDAQ-100 ProFund	3,778,319	30,378,132	—	(5,482,171)
UltraInternational ProFund	—	493,474	—	(253,544)
UltraEmerging Markets ProFund	—	1,188,045	—	(132,594)
UltraLatin America ProFund	—	4,160,506	—	(1,269,014)
UltraChina ProFund	—	(495,631)	—	123,542
UltraJapan ProFund	7,195,298	—	—	1,259,070
Bear ProFund	(223,655)	(1,570,065)	—	265,229
Short Small-Cap ProFund	(407,546)	(806,543)	—	103,088
Short NASDAQ-100 ProFund	(109,591)	(1,086,952)	—	92,300
UltraBear ProFund	(124,468)	(2,064,386)	—	287,963
UltraShort Mid-Cap ProFund	(16,490)	(464,274)	—	54,620
UltraShort Small-Cap ProFund	(58,917)	(903,195)	—	217,119
UltraShort Dow 30 ProFund	(109,161)	(850,029)	—	75,880
UltraShort NASDAQ-100 ProFund	(115,895)	(2,087,507)	—	386,876
UltraShort International ProFund	—	(727,215)	—	212,396
UltraShort Emerging Markets ProFund	—	(975,786)	—	(16,181)
UltraShort Latin America ProFund	—	(2,643,646)	—	245,928
UltraShort China ProFund	—	(373,458)	—	(75,866)
UltraShort Japan ProFund	(924,731)	—	—	(45,896)
Banks UltraSector ProFund	—	3,963,598	—	622,830
Basic Materials UltraSector ProFund	—	350,840	—	(82,654)
Biotechnology UltraSector ProFund	—	(15,715,584)	—	507,443
Consumer Goods UltraSector ProFund	—	(499,660)	—	201,145
Consumer Services UltraSector ProFund	—	683,597	—	325,912
Financials UltraSector ProFund	—	3,891,881	—	290,175
Health Care UltraSector ProFund	—	(2,534,226)	—	9,461
Industrials UltraSector ProFund	—	139,550	—	154,490
Internet UltraSector ProFund	—	5,310,239	—	(358,163)
Mobile Telecommunications UltraSector ProFund	—	387,441	—	2,825
Oil & Gas UltraSector ProFund	—	2,248,388	—	(396,742)
Oil Equipment, Services & Distribution UltraSector ProFund	—	1,569,719	—	(51,029)
Pharmaceuticals UltraSector ProFund	—	(1,418,975)	—	(17,885)
Precious Metals UltraSector ProFund	—	(7,899,439)	—	(3,317,716)
Real Estate UltraSector ProFund	—	(4,080,425)	—	(434,792)
Semiconductor UltraSector ProFund	—	9,301,420	—	1,651,764
Technology UltraSector ProFund	—	2,037,110	—	100,652
Telecommunications UltraSector ProFund	—	(6,357,532)	—	(451,492)
Utilities UltraSector ProFund	—	(2,994,950)	—	1,077,379
Short Oil & Gas ProFund	—	(486,435)	—	46,798
Short Precious Metals ProFund	—	368,105	—	946,916
Short Real Estate ProFund	—	128,905	—	25,311
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	3,291,406	(629,278)
Falling U.S. Dollar ProFund	—	—	(407,042)	78,808

262 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	$58,171	$(8,748,502)	$—	$(472,227)
Rising Rates Opportunity 10 ProFund	—	805,535	—	(48,821)
Rising Rates Opportunity ProFund	3,065	12,297,054	—	668,466

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts at January 31, 2017. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Bull ProFund
Swap Agreements — Goldman Sachs International	$(132,180)	$132,180	$—	$—
Swap Agreements — UBS AG	(120,662)	120,662	—	—
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(134,836)	134,836	—	—
Swap Agreements — UBS AG	(268,380)	268,380	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(89,027)	89,027	—	—
Swap Agreements — UBS AG	(100,501)	100,501	—	—
NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(83,952)	83,952	—	—
Swap Agreements — UBS AG	(39,488)	39,488	—	—
UltraBull ProFund
Swap Agreements — Goldman Sachs International	(373,590)	373,590	—	—
Swap Agreements — UBS AG	(350,476)	350,476	—	—
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	(345,585)	345,585	—	—
Swap Agreements — UBS AG	(379,048)	379,048	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	(348,419)	348,419	—	—
Swap Agreements — UBS AG	(815,196)	815,196	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(343,168)	343,168	—	—
Swap Agreements — UBS AG	(261,598)	261,598	—	—
UltraNASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(1,965,816)	1,965,816	—	—
Swap Agreements — UBS AG	(1,393,987)	1,393,987	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(1,597)	1,597	—	—
Swap Agreements — UBS AG	(102,251)	102,251	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(69,496)	69,496	—	—
Swap Agreements — UBS AG	(176,714)	176,714	—	—
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	(224,901)	178,000	—	(46,901)
Swap Agreements — UBS AG	(890,873)	890,873	—	—

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 263

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraChina ProFund
Swap Agreements — Goldman Sachs International	$(2,680)	$2,680	$—	$—
Swap Agreements — UBS AG	16,133	—	—	16,133
Bear ProFund
Swap Agreements — Goldman Sachs International	22,550	—	—	22,550
Swap Agreements — UBS AG	44,946	—	—	44,946
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	2,318	—	—	2,318
Swap Agreements — UBS AG	9,459	—	—	9,459
Short NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	4,323	—	—	4,323
Swap Agreements — UBS AG	32,066	—	—	32,066
UltraBear ProFund
Swap Agreements — Goldman Sachs International	86,236	—	—	86,236
Swap Agreements — UBS AG	78,800	—	—	78,800
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	19,053	—	—	19,053
Swap Agreements — UBS AG	10,443	—	—	10,443
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	85,398	—	—	85,398
Swap Agreements — UBS AG	40,081	—	—	40,081
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	59,480	—	—	59,480
Swap Agreements — UBS AG	25,138	—	—	25,138
UltraShort NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	13,059	—	—	13,059
Swap Agreements — UBS AG	175,710	—	—	175,710
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	30,608	—	—	30,608
Swap Agreements — UBS AG	7,310	—	—	7,310
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	50,495	—	—	50,495
Swap Agreements — UBS AG	15,256	—	—	15,256
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	68,894	—	—	68,894
Swap Agreements — UBS AG	77,556	—	—	77,556
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	886	—	—	886
Swap Agreements — UBS AG	189	—	—	189
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	389,831	(389,831)	—	—
Swap Agreements — UBS AG	246,966	(246,966)	—	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	29,740	(29,740)	—	—
Swap Agreements — UBS AG	44,874	—	—	44,874
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	2,086,758	(206,526)	—	1,880,232
Swap Agreements — UBS AG	2,368,319	—	(210,000)	2,158,319
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	21,071	—	—	21,071
Swap Agreements — UBS AG	22,045	—	—	22,045
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	121,897	(121,897)	—	—
Swap Agreements — UBS AG	111,324	—	(111,324)	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	157,197	(157,197)	—	—
Swap Agreements — UBS AG	151,155	—	(151,155)	—

264 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	$106,787	$—	$—	$106,787
Swap Agreements — UBS AG	128,147	—	—	128,147
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	60,581	(60,581)	—	—
Swap Agreements — UBS AG	103,093	—	(103,093)	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	175,201	(175,201)	—	—
Swap Agreements — UBS AG	181,958	—	(181,958)	—
Mobile Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	52,959	—	—	52,959
Swap Agreements — UBS AG	112,320	—	—	112,320
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	(180,303)	180,303	—	—
Swap Agreements — UBS AG	(221,909)	221,909	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Swap Agreements — Goldman Sachs International	(23,488)	23,488	—	—
Swap Agreements — UBS AG	28,244	—	—	28,244
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	12,333	—	—	12,333
Swap Agreements — UBS AG	17,861	—	—	17,861
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	20,124	—	—	20,124
Swap Agreements — UBS AG	126,802	—	—	126,802
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	(45,792)	45,792	—	—
Swap Agreements — UBS AG	(53,678)	53,678	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	948,986	(948,986)	—	—
Swap Agreements — UBS AG	874,291	—	(874,291)	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	103,360	(103,360)	—	—
Swap Agreements — UBS AG	162,449	—	—	162,449
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(266,866)	266,866	—	—
Swap Agreements — UBS AG	(239,510)	239,510	—	—
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	134,857	—	—	134,857
Swap Agreements — UBS AG	152,596	—	—	152,596
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	26,531	—	—	26,531
Swap Agreements — UBS AG	16,221	—	—	16,221
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	64,876	(64,876)	—	—
Swap Agreements — UBS AG	(22,889)	22,889	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	9,352	—	—	9,352
Swap Agreements — UBS AG	7,799	—	—	7,799
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	449,730	(183,819)	—	265,911
Swap Agreements — Societe’ Generale	(16,490)	16,490	—	—
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	4,575	—	—	4,575
Swap Agreements — Societe’ Generale	11,253	—	(11,253)	—
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(90,201)	90,201	—	—
Swap Agreements — Societe’ Generale	69,396	—	(69,396)	—

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 265

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs
Appreciation	$60,593
(Depreciation)	(563,495)
Net (Depreciation)	(502,902)	$502,902	$—	$—
Forward Currency Contracts — UBS AG
Appreciation	49,559
(Depreciation)	(572,629)
Net (Depreciation)	(523,070)	523,070	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs
Appreciation	32,128
(Depreciation)	—
Net Appreciation	32,128	—	—	32,128
Forward Currency Contracts — UBS AG
Appreciation	38,184
(Depreciation)	(5,986)
Net Appreciation	32,198	—	—	32,198

*                 The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**          Financial instruments and/or cash received is not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of this collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986,

266 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the ProFunds’ financial statements. The adoption will have no effect on the ProFunds’ net assets or results of operations.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•                   Level 1—quoted prices in active markets for identical assets

•                   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                   Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. As of January 31, 2017, there are no transfers between fair value hierarchy levels.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 267

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of January 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$31,795,205	$—	$—	$—	$31,795,205	$—
Repurchase Agreements	—	—	46,212,000	—	46,212,000	—
Futures Contracts	—	206,437	—	—	—	206,437
Swap Agreements	—	—	—	(252,842)	—	(252,842)
Total	$31,795,205	$206,437	$46,212,000	$(252,842)	$78,007,205	$(46,405)
Mid-Cap ProFund
Common Stocks	$60,611,187	$—	$—	$—	$60,611,187	$—
Repurchase Agreements	—	—	73,756,000	—	73,756,000	—
Futures Contracts	—	15,224	—	—	—	15,224
Swap Agreements	—	—	—	(403,216)	—	(403,216)
Total	$60,611,187	$15,224	$73,756,000	$(403,216)	$134,367,187	$(387,992)
Small-Cap ProFund
Common Stocks	$22,873,885	$—	$—	$—	$22,873,885	$—
Contingent Rights*	—	—	7,553	—	7,553	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	37,800,000	—	37,800,000	—
Futures Contracts	—	609	—	—	—	609
Swap Agreements	—	—	—	(189,528)	—	(189,528)
Total	$22,873,885	$609	$37,807,553	$(189,528)	$60,681,438	$(188,919)
NASDAQ-100 ProFund
Common Stocks	$38,663,484	$—	$—	$—	$38,663,484	$—
Repurchase Agreements	—	—	25,760,000	—	25,760,000	—
Futures Contracts	—	780,656	—	—	—	780,656
Swap Agreements	—	—	—	(123,440)	—	(123,440)
Total	$38,663,484	$780,656	$25,760,000	$(123,440)	$64,423,484	$657,216
Large-Cap Value ProFund
Common Stocks	$13,304,402	$—	$—	$—	$13,304,402	$—
Total	$13,304,402	$—	$—	$—	$13,304,402	$—
Large-Cap Growth ProFund
Common Stocks	$25,710,981	$—	$—	$—	$25,710,981	$—
Total	$25,710,981	$—	$—	$—	$25,710,981	$—
Mid-Cap Value ProFund
Common Stocks	$45,019,407	$—	$—	$—	$45,019,407	$—
Repurchase Agreements	—	—	32,000	—	32,000	—
Total	$45,019,407	$—	$32,000	$—	$45,051,407	$—

268 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mid-Cap Growth ProFund
Common Stocks	$12,064,768	$—	$—	$—	$12,064,768	$—
Repurchase Agreements	—	—	35,000	—	35,000	—
Total	$12,064,768	$—	$35,000	$—	$12,099,768	$—
Small-Cap Value ProFund
Common Stocks	$54,520,033	$—	$—	$—	$54,520,033	$—
Total	$54,520,033	$—	$—	$—	$54,520,033	$—
Small-Cap Growth ProFund
Common Stocks	$32,691,125	$—	$—	$—	$32,691,125	$—
Repurchase Agreements	—	—	47,000	—	47,000	—
Total	$32,691,125	$—	$47,000	$—	$32,738,125	$—
Europe 30 ProFund
Common Stocks	$9,227,354	$—	$—	$—	$9,227,354	$—
Repurchase Agreements	—	—	15,000	—	15,000	—
Total	$9,227,354	$—	$15,000	$—	$9,242,354	$—
UltraBull ProFund
Common Stocks	$60,410,843	$—	$—	$—	$60,410,843	$—
Repurchase Agreements	—	—	39,967,000	—	39,967,000	—
Futures Contracts	—	282,493	—	—	—	282,493
Swap Agreements	—	—	—	(724,066)	—	(724,066)
Total	$60,410,843	$282,493	$39,967,000	$(724,066)	$100,377,843	$(441,573)
UltraMid-Cap ProFund
Common Stocks	$62,801,952	$—	$—	$—	$62,801,952	$—
Repurchase Agreements	—	—	33,857,000	—	33,857,000	—
Futures Contracts	—	(2,947)	—	—	—	(2,947)
Swap Agreements	—	—	—	(724,633)	—	(724,633)
Total	$62,801,952	$(2,947)	$33,857,000	$(724,633)	$96,658,952	$(727,580)
UltraSmall-Cap ProFund
Common Stocks	$38,193,270	$—	$—	$—	$38,193,270	$—
Contingent Rights*	—	—	6,846	—	6,846	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	37,581,000	—	37,581,000	—
Futures Contracts	—	(7,506)	—	—	—	(7,506)
Swap Agreements	—	—	—	(1,163,615)	—	(1,163,615)
Total	$38,193,270	$(7,506)	$37,587,846	$(1,163,615)	$75,781,116	$(1,171,121)
UltraDow 30 ProFund
Common Stocks	$18,679,735	$—	$—	$—	$18,679,735	$—
Repurchase Agreements	—	—	18,473,000	—	18,473,000	—
Futures Contracts	—	(3,523)	—	—	—	(3,523)
Swap Agreements	—	—	—	(604,766)	—	(604,766)
Total	$18,679,735	$(3,523)	$18,473,000	$(604,766)	$37,152,735	$(608,289)
UltraNASDAQ-100 ProFund
Common Stocks	$178,818,613	$—	$—	$—	$178,818,613	$—
Repurchase Agreements	—	—	98,906,000	—	98,906,000	—
Futures Contracts	—	1,599,525	—	—	—	1,599,525
Swap Agreements	—	—	—	(3,359,803)	—	(3,359,803)
Total	$178,818,613	$1,599,525	$98,906,000	$(3,359,803)	$277,724,613	$(1,760,278)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$9,798,000	$—	$9,798,000	$—
Swap Agreements	—	—	—	(103,848)	—	(103,848)
Total	$—	$—	$9,798,000	$(103,848)	$9,798,000	$(103,848)

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 269

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraEmerging Markets ProFund
Common Stocks	$20,614,259	$—	$—	$—	$20,614,259	$—
Preferred Stocks	1,774,443	—	—	—	1,774,443	—
Repurchase Agreements	—	—	3,139,000	—	3,139,000	—
Swap Agreements	—	—	—	(246,210)	—	(246,210)
Total	$22,388,702	$—	$3,139,000	$(246,210)	$25,527,702	$(246,210)
UltraLatin America ProFund
Common Stocks	$21,827,139	$—	$—	$—	$21,827,139	$—
Preferred Stocks	8,508,419	—	—	—	8,508,419	—
Repurchase Agreements	—	—	13,575,000	—	13,575,000	—
Swap Agreements	—	—	—	(1,115,774)	—	(1,115,774)
Total	$30,335,558	$—	$13,575,000	$(1,115,774)	$43,910,558	$(1,115,774)
UltraChina ProFund
Common Stocks	$8,053,163	$—	$—	$—	$8,053,163	$—
Repurchase Agreements	—	—	1,893,000	—	1,893,000	—
Swap Agreements	—	—	—	13,453	—	13,453
Total	$8,053,163	$—	$1,893,000	$13,453	$9,946,163	$13,453
UltraJapan ProFund
Repurchase Agreements	$—	$—	$27,068,000	$—	$27,068,000	$—
Futures Contracts	—	1,670,785	—	—	—	1,670,785
Total	$—	$1,670,785	$27,068,000	$—	$27,068,000	$1,670,785
Bear ProFund
Repurchase Agreements	$—	$—	$12,323,000	$—	$12,323,000	$—
Futures Contracts	—	(38,476)	—	—	—	(38,476)
Swap Agreements	—	—	—	67,496	—	67,496
Total	$—	$(38,476)	$12,323,000	$67,496	$12,323,000	$29,020
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$3,349,000	$—	$3,349,000	$—
Futures Contracts	—	678	—	—	—	678
Swap Agreements	—	—	—	11,777	—	11,777
Total	$—	$678	$3,349,000	$11,777	$3,349,000	$12,455
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$4,399,000	$—	$4,399,000	$—
Futures Contracts	—	(43,719)	—	—	—	(43,719)
Swap Agreements	—	—	—	36,389	—	36,389
Total	$—	$(43,719)	$4,399,000	$36,389	$4,399,000	$(7,330)
UltraBear ProFund
Repurchase Agreements	$—	$—	$12,859,000	$—	$12,859,000	$—
Futures Contracts	—	(39,186)	—	—	—	(39,186)
Swap Agreements	—	—	—	165,036	—	165,036
Total	$—	$(39,186)	$12,859,000	$165,036	$12,859,000	$125,850
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$3,059,000	$—	$3,059,000	$—
Futures Contracts	—	(1,031)	—	—	—	(1,031)
Swap Agreements	—	—	—	29,496	—	29,496
Total	$—	$(1,031)	$3,059,000	$29,496	$3,059,000	$28,465
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$12,332,000	$—	$12,332,000	$—
Swap Agreements	—	—	—	125,479	—	125,479
Total	$—	$—	$12,332,000	$125,479	$12,332,000	$125,479

270 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,317,000	$—	$4,317,000	$—
Futures Contracts	—	(20,362)	—	—	—	(20,362)
Swap Agreements	—	—	—	84,618	—	84,618
Total	$—	$(20,362)	$4,317,000	$84,618	$4,317,000	$64,256
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$10,185,000	$—	$10,185,000	$—
Futures Contracts	—	(5,464)	—	—	—	(5,464)
Swap Agreements	—	—	—	188,769	—	188,769
Total	$—	$(5,464)	$10,185,000	$188,769	$10,185,000	$183,305
UltraShort International ProFund
Repurchase Agreements	$—	$—	$3,974,000	$—	$3,974,000	$—
Swap Agreements	—	—	—	37,918	—	37,918
Total	$—	$—	$3,974,000	$37,918	$3,974,000	$37,918
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$3,850,000	$—	$3,850,000	$—
Swap Agreements	—	—	—	65,751	—	65,751
Total	$—	$—	$3,850,000	$65,751	$3,850,000	$65,751
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$3,428,000	$—	$3,428,000	$—
Swap Agreements	—	—	—	146,450	—	146,450
Total	$—	$—	$3,428,000	$146,450	$3,428,000	$146,450
UltraShort China ProFund
Repurchase Agreements	$—	$—	$1,850,000	$—	$1,850,000	$—
Swap Agreements	—	—	—	1,075	—	1,075
Total	$—	$—	$1,850,000	$1,075	$1,850,000	$1,075
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,564,000	$—	$1,564,000	$—
Futures Contracts	—	44,148	—	—	—	44,148
Total	$—	$44,148	$1,564,000	$—	$1,564,000	$44,148
Banks UltraSector ProFund
Common Stocks	$34,383,858	$—	$—	$—	$34,383,858	$—
Repurchase Agreements	—	—	18,586,000	—	18,586,000	—
Swap Agreements	—	—	—	636,797	—	636,797
Total	$34,383,858	$—	$18,586,000	$636,797	$52,969,858	$636,797
Basic Materials UltraSector ProFund
Common Stocks	$11,306,292	$—	$—	$—	$11,306,292	$—
Repurchase Agreements	—	—	3,864,000	—	3,864,000	—
Swap Agreements	—	—	—	74,614	—	74,614
Total	$11,306,292	$—	$3,864,000	$74,614	$15,170,292	$74,614
Biotechnology UltraSector ProFund
Common Stocks	$210,409,392	$—	$—	$—	$210,409,392	$—
Contingent Right	—	—	81,819	—	81,819	—
Repurchase Agreements	—	—	60,198,000	—	60,198,000	—
Swap Agreements	—	—	—	4,455,077	—	4,455,077
Total	$210,409,392	$—	$60,279,819	$4,455,077	$270,689,211	$4,455,077

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 271

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Consumer Goods UltraSector ProFund
Common Stocks	$7,309,207	$—	$—	$—	$7,309,207	$—
Repurchase Agreements	—	—	2,635,000	—	2,635,000	—
Swap Agreements	—	—	—	43,116	—	43,116
Total	$7,309,207	$—	$2,635,000	$43,116	$9,944,207	$43,116
Consumer Services UltraSector ProFund
Common Stocks	$31,539,640	$—	$—	$—	$31,539,640	$—
Repurchase Agreements	—	—	11,927,000	—	11,927,000	—
Swap Agreements	—	—	—	233,221	—	233,221
Total	$31,539,640	$—	$11,927,000	$223,221	$43,466,640	$233,221
Financials UltraSector ProFund
Common Stocks	$44,518,394	$—	$—	$—	$44,518,394	$—
Repurchase Agreements	—	—	17,358,000	—	17,358,000	—
Swap Agreements	—	—	—	308,352	—	308,352
Total	$44,518,394	$—	$17,358,000	$308,352	$61,876,394	$308,352
Health Care UltraSector ProFund
Common Stocks	$14,789,445	$—	$—	$—	$14,789,445	$—
Contingent Right	—	—	2,079	—	2,079	—
Repurchase Agreements	—	—	6,519,000	—	6,519,000	—
Swap Agreements	—	—	—	234,934	—	234,934
Total	$14,789,445	$—	$6,521,079	$234,934	$21,310,524	$234,934
Industrials UltraSector ProFund
Common Stocks	$24,391,892	$—	$—	$—	$24,391,892	$—
Repurchase Agreements	—	—	11,102,000	—	11,102,000	—
Swap Agreements	—	—	—	163,674	—	163,674
Total	$24,391,892	$—	$11,102,000	$163,674	$35,493,892	$163,674
Internet UltraSector ProFund
Common Stocks	$61,695,150	$—	$—	$—	$61,695,150	$—
Repurchase Agreements	—	—	20,522,000	—	20,522,000	—
Swap Agreements	—	—	—	357,159	—	357,159
Total	$61,695,150	$—	$20,522,000	$357,159	$82,217,150	$357,159
Mobile Telecommunications UltraSector ProFund
Common Stocks	$5,984,757	$—	$—	$—	$5,984,757	$—
Repurchase Agreements	—	—	2,562,000	—	2,562,000	—
Swap Agreements	—	—	—	165,279	—	165,279
Total	$5,984,757	$—	$2,562,000	$165,279	$8,546,757	$165,279
Oil & Gas UltraSector ProFund
Common Stocks	$33,372,898	$—	$—	$—	$33,372,898	$—
Repurchase Agreements	—	—	11,822,000	—	11,822,000	—
Swap Agreements	—	—	—	(402,212)	—	(402,212)
Total	$33,372,898	$—	$11,822,000	$(402,212)	$45,194,898	$(402,212)
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$16,500,397	$—	$—	$—	$16,500,397	$—
Repurchase Agreements	—	—	9,040,000	—	9,040,000	—
Swap Agreements	—	—	—	4,756	—	4,756
Total	$16,500,397	$—	$9,040,000	$4,756	$25,540,397	$4,756

272 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Pharmaceuticals UltraSector ProFund
Common Stocks	$5,783,794	$—	$—	$—	$5,783,794	$—
Repurchase Agreements	—	—	2,227,000	—	2,227,000	—
Swap Agreements	—	—	—	30,194	—	30,194
Total	$5,783,794	$—	$2,227,000	$30,194	$8,010,794	$30,194
Precious Metals UltraSector ProFund
Common Stocks	$26,615,072	$—	$—	$—	$26,615,072	$—
Repurchase Agreements	—	—	7,810,000	—	7,810,000	—
Swap Agreements	—	—	—	146,926	—	146,926
Total	$26,615,072	$—	$7,810,000	$146,926	$34,425,072	$146,926
Real Estate UltraSector ProFund
Common Stocks	$6,527,960	$—	$—	$—	$6,527,960	$—
Repurchase Agreements	—	—	2,217,000	—	2,217,000	—
Swap Agreements	—	—	—	(99,470)	—	(99,470)
Total	$6,527,960	$—	$2,217,000	$(99,470)	$8,744,960	$(99,470)
Semiconductor UltraSector ProFund
Common Stocks	$96,884,724	$—	$—	$—	$96,884,724	$—
Repurchase Agreements	—	—	50,074,000	—	50,074,000	—
Swap Agreements	—	—	—	1,823,277	—	1,823,277
Total	$96,884,724	$—	$50,074,000	$1,823,277	$146,958,724	$1,823,277
Technology UltraSector ProFund
Common Stocks	$27,195,674	$—	$—	$—	$27,195,674	$—
Repurchase Agreements	—	—	9,713,000	—	9,713,000	—
Swap Agreements	—	—	—	265,809	—	265,809
Total	$27,195,674	$—	$9,713,000	$265,809	$36,908,674	$265,809
Telecommunications UltraSector ProFund
Common Stocks	$12,777,821	$—	$—	$—	$12,777,821	$—
Repurchase Agreements	—	—	7,350,000	—	7,350,000	—
Swap Agreements	—	—	—	(506,376)	—	(506,376)
Total	$12,777,821	$—	$7,350,000	$(503,376)	$20,127,821	$(506,376)
Utilities UltraSector ProFund
Common Stocks	$12,920,074	$—	$—	$—	$12,920,074	$—
Repurchase Agreements	—	—	7,295,000	—	7,295,000	—
Swap Agreements	—	—	—	287,453	—	287,453
Total	$12,920,074	$—	$7,295,000	$287,453	$20,215,074	$287,453
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$3,295,000	$—	$3,295,000	$—
Swap Agreements	—	—	—	42,752	—	42,752
Total	$—	$—	$3,295,000	$42,752	$3,295,000	$42,752
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$4,281,000	$—	$4,281,000	$—
Swap Agreements	—	—	—	41,987	—	41,987
Total	$—	$—	$4,281,000	$41,987	$4,281,000	$41,987
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$862,000	$—	$862,000	$—
Swap Agreements	—	—	—	17,151	—	17,151
Total	$—	$—	$862,000	$17,151	$862,000	$17,151

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 273

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$5,716,963	$—	$5,716,963	$—
Repurchase Agreements	—	—	20,354,000	—	20,354,000	—
Swap Agreements	—	—	—	433,240	—	433,240
Total	$—	$—	$26,070,963	$433,240	$26,070,963	$433,240
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$12,592,000	$—	$12,592,000	$—
Swap Agreements	—	—	—	15,828	—	15,828
Total	$—	$—	$12,592,000	$15,828	$12,592,000	$15,828
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$40,964,000	$—	$40,964,000	$—
Swap Agreements	—	—	—	(20,805)	—	(20,805)
Total	$—	$—	$40,964,000	$(20,805)	$40,964,000	$(20,805)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$26,246,000	$—	$26,246,000	$—
Forward Currency Contracts	—	—	—	(1,025,972)	—	(1,025,972)
Total	$—	$—	$26,246,000	$(1,025,972)	$26,246,000	$(1,025,972)
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$2,235,000	$—	$2,235,000	$—
Forward Currency Contracts	—	—	—	64,326	—	64,326
Total	$—	$—	$2,235,000	$64,326	$2,235,000	$64,326

^                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                 Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

**          Ferroglobe Representation and Warranty Insurance was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the period ended January 31, 2017, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc.

274 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

(“DIMA”) is the investment advisor to the Government Cash Management Portfolio in which the Government Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the Government Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Government Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended January 31, 2017, actual Trustee compensation was $286,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2015 through November 30, 2016		For the Period December 1, 2016 through November 30, 2017
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Large-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.78%	2.78%	1.95%	2.95%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	1.78%	2.78%
UltraEmerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraLatin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraChina ProFund	1.95%	2.95%	1.78%	2.78%
UltraJapan ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Short Small-Cap ProFund	1.78%	2.78%	1.95%	2.95%
Short NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.95%	2.95%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort NASDAQ-100 ProFund	1.78%	2.78%	1.95%	2.95%
UltraShort International ProFund	1.78%	2.78%	1.95%	2.95%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 275

	For the Period December 1, 2015 through November 30, 2016		For the Period December 1, 2016 through November 30, 2017
	Investor Class	Service Class	Investor Class	Service Class
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Financials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.95%	2.95%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2017, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/17	Expires 11/30/18	Expires 11/30/19	Expires 11/30/20	Total
Large-Cap Value ProFund	$—	$6,741	$—	$—	$6,741
Large-Cap Growth ProFund	—	—	366	—	366
Mid-Cap Value ProFund	46,458	43,347	—	—	89,805
Mid-Cap Growth ProFund	49,776	—	—	—	49,776
Small-Cap Value ProFund	51,365	20,747	—	—	72,112
Small-Cap Growth ProFund	73,337	—	—	—	73,337
Europe 30 ProFund	7,528	545	13,832	2,272	24,177
UltraDow 30 ProFund	14,352	—	—	—	14,352
UltraInternational ProFund	—	—	—	2,332	2,332
UltraChina ProFund	—	—	—	681	681
Short Small-Cap ProFund	19,389	—	—	—	19,389
Short NASDAQ-100 ProFund	29,012	—	48,333	117	77,462
UltraShort Mid-Cap ProFund	32,917	10,784	29,761	5,358	78,820
UltraShort Small-Cap ProFund	55,515	14,077	—	—	69,592
UltraShort Dow 30 ProFund	60,167	22,818	17,072	939	100,996
UltraShort NASDAQ-100 ProFund	22,350	—	—	—	22,350
UltraShort International ProFund	42,606	—	—	—	42,606
UltraShort Emerging Markets ProFund	15,045	—	3,988	2,890	21,923
UltraShort Latin America ProFund	29,205	—	16,784	1,500	47,489
UltraShort China ProFund	27,077	18,254	24,417	6,473	76,221
UltraShort Japan ProFund	33,359	30,725	17,764	5,177	87,025

276 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

	Expires 11/30/17	Expires 11/30/18	Expires 11/30/19	Expires 11/30/20	Total
Consumer Goods UltraSector ProFund	$20,664	$—	$—	$—	$20,664
Mobile Telecommunications UltraSector ProFund	21,365	8,325	23,716	—	53,406
Short Oil & Gas ProFund	47,965	—	34,360	4,852	87,177
Short Precious Metals ProFund	—	—	14,332	953	15,285
Short Real Estate ProFund	37,934	9,193	37,470	5,224	89,821
Falling U.S. Dollar ProFund	49,146	16,469	48,840	8,801	123,256

The ProFunds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective ProFund from or to another fund that is or could be considered an affiliate of the ProFund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended January 31, 2017, the ProFunds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Small-Cap ProFund	$—	$3,483,902	$(139,382)
Large-Cap Value ProFund	2,282,610	2,057,519	97,249
Large-Cap Growth ProFund	984,931	1,989,688	27,570
Mid-Cap Value ProFund	2,342,708	3,836,530	42,692
Mid-Cap Growth ProFund	308,268	2,384,887	(37,351)
Small-Cap Value ProFund	1,851,644	4,125,378	(9,045)
Small-Cap Growth ProFund	2,747,831	2,859,773	(9,900)
UltraMid-Cap ProFund	1,874,281.01	—	—
UltraSmall-Cap ProFund	3,483,902	—	—

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2017 were as follows:

	Purchases	Sales
Bull ProFund	$2,133,034	$560,323
Mid Cap ProFund	229,170,591	207,894,922
Small-Cap ProFund	33,249,922	27,816,995
NASDAQ 100 ProFund	11,817,463	611,107
Large Cap Value ProFund	57,590,002	60,423,181
Large Cap Growth ProFund	53,694,400	53,191,951
Mid Cap Value ProFund	71,693,372	64,142,360
Mid Cap Growth ProFund	24,953,877	37,323,366
Small-Cap Value ProFund	100,452,749	75,322,014
Small-Cap Growth ProFund	65,800,993	51,980,898
Europe 30 ProFund	25,013,635	20,107,982
UltraBull ProFund	16,044,685	959,286
UltraMid-Cap ProFund	26,605,513	11,262,698
UltraSmall-Cap ProFund	14,203,190	999,817
UltraDow 30 ProFund	4,109,717	227
UltraNASDAQ-100 ProFund	3,182,557	2,826,279
UltraEmerging Markets ProFund	31,899,116	23,201,449
UltraLatin America ProFund	27,685,550	20,176,656
UltraChina ProFund	36,097,863	35,080,481
Banks UltraSector ProFund	29,754,761	4,396,101
Basic Materials UltraSector ProFund	21,027,137	46,420,276
Biotechnology UltraSector ProFund	5,158,541	79,502,609
Consumer Goods UltraSector ProFund	422,218	9,592,210
Consumer Services UltraSector ProFund	16,360,514	13,929,783
Financials UltraSector ProFund	35,199,782	914,200
Health Care UltraSector ProFund	24,832,259	34,665,136
Industrials UltraSector ProFund	41,372,727	26,109,376
Internet UltraSector ProFund	9,649,859	8,296,690
Mobile Telecommunications UltraSector ProFund	13,594,961	11,551,955
Oil & Gas UltraSector ProFund	20,481,331	33,463,322
Oil Equipment, Services & Distribution UltraSector ProFund	11,671,954	5,101,596

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 277

	Purchases	Sales
Pharmaceuticals UltraSector ProFund	$6,320,284	$8,032,427
Precious Metals UltraSector ProFund	34,752,151	36,411,319
Real Estate UltraSector ProFund	14,069,361	53,323,819
Semiconductor UltraSector ProFund	75,425,749	1,475,087
Technology UltraSector ProFund	40,970,042	24,100,230
Telecommunications UltraSector ProFund	21,132,025	63,414,483
Utilities UltraSector ProFund	3,334,046	41,298,836

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2017 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$12,655,344	$12,624,256

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts) which may be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

278 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 279

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Index Performance Risk

Certain ProFunds will be subject to index performance risk. There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund achieving high, or even positive, returns. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Tax Year Ended in 2016				Tax Year Ended in 2015
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Europe 30 ProFund	$318,494	$—	$—	$318,494	$932,448	$—	$—	$932,448
October 31
Mid-Cap ProFund	79,318	14,248	1,101	94,667	292,712	674,603	—	967,315
NASDAQ-100 ProFund	—	—	—	—	1,006,544	194,478	—	1,201,022
Large-Cap Value ProFund	88,531	47,061	—	135,592	336,482	351,228	—	687,710
Large-Cap Growth ProFund	18,183	—	—	18,183	319,987	278,021	—	598,008
Mid-Cap Value ProFund	—	—	—	—	—	423,151	—	423,151
Small-Cap Growth ProFund	—	659,882	—	659,882	—	1,261,659	—	1,261,659
UltraMid-Cap ProFund	—	—	—	—	1,876,863	2,393,303	—	4,270,166
UltraEmerging Markets ProFund	—	—	—	—	48,075	—	—	48,075
UltraLatin America ProFund	46,898	—	—	46,898	120,933	—	—	120,933
Biotechnology UltraSector ProFund	—	—	—	—	67,624,569	272,037	—	67,896,606
Consumer Goods UltraSector ProFund	67,747	—	—	67,747	32,093	4,773	—	36,866
Consumer Services UltraSector ProFund	—	—	—	—	494,663	29,920	—	524,583
Health Care UltraSector ProFund	—	—	—	—	1,137,020	151,461	—	1,288,481
Industrials UltraSector ProFund	—	50,910	—	50,910	224,254	82,237	—	306,491
Internet UltraSector ProFund	4,518,388	2,506,100	—	7,024,488	—	506,582	—	506,582
Oil & Gas UltraSector ProFund	116,869	—	—	116,869	—	—	—	—
Pharmaceuticals UltraSector ProFund	11,676	—	9,941	21,617	1,274,241	192,718	—	1,466,959
Real Estate UltraSector ProFund	140,649	—	—	140,649	49,770	—	—	49,770

280 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

	Tax Year Ended in 2016				Tax Year Ended in 2015
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
Semiconductor UltraSector ProFund	$70,057	$112,189	$—	$182,246	$—	$—	$—	$—
Telecommunications UltraSector ProFund	231,016	—	—	231,016	7,586	—	—	7,586
Utilities UltraSector ProFund	141,221	—	—	141,221	181,942	—	—	181,942

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2016
Bull ProFund	$—	$—	$—	$(4,777,903)	$15,902,984	$11,125,081
Europe 30 ProFund	220,561	—	—	(11,140,597)	(56,586)	(10,976,622)
UltraBull ProFund	—	—	—	(21,680,120)	16,558,965	(5,121,155)
UltraNASDAQ-100 ProFund	—	—	—	(379,957)	75,105,687	74,725,730
UltraJapan ProFund	—	—	—	(8,688,339)	—	(8,688,339)
Bear ProFund	—	—	—	(107,543,725)	164,854	(107,378,871)
UltraBear ProFund	—	—	—	(214,077,168)	374,899	(213,702,269)
UltraShort NASDAQ-100 ProFund	—	—	—	(121,390,508)	336,243	(121,054,265)
October 31, 2016
Mid-Cap ProFund	—	—	—	(6,897,505)	2,997,721	(3,899,784)
Small-Cap ProFund	—	—	—	(24,870,316)	615,604	(24,254,712)
NASDAQ-100 ProFund	—	—	—	—	15,850,376	15,850,376
Large-Cap Value ProFund	73,235	—	—	—	1,075,404	1,148,639
Large-Cap Growth ProFund	266,557	62,113	—	—	4,777,251	5,105,921
Mid-Cap Value ProFund	166,256	10,326	—	—	1,329,982	1,506,564
Mid-Cap Growth ProFund	—	—	—	(3,509,525)	932,621	(2,576,904)
Small-Cap Value ProFund	—	—	—	(14,582,213)	(149,980)	(14,732,193)
Small-Cap Growth ProFund	—	—	—	(1,423,401)	31,349	(1,392,052)
UltraMid-Cap ProFund	—	—	—	—	9,368,573	9,368,573
UltraSmall-Cap ProFund	—	—	—	(8,989,384)	4,490,348	(4,499,036)
UltraDow 30 ProFund	—	—	—	(2,434,447)	5,353,024	2,918,577
UltraInternational ProFund	—	—	—	(4,434,804)	(5,165)	(4,439,969)
UltraEmerging Markets ProFund	—	—	—	(33,615,566)	568,577	(33,046,989)
UltraLatin America ProFund	13,870	—	—	(13,297,379)	(97,472)	(13,380,981)
UltraChina ProFund	—	—	—	(11,134,237)	934,890	(10,199,347)
Short Small-Cap ProFund	—	—	—	(40,811,784)	(10,877)	(40,822,661)
Short NASDAQ-100 ProFund	—	—	—	(26,219,979)	140,341	(26,079,638)
UltraShort Mid-Cap ProFund	—	—	—	(22,937,589)	(29,805)	(22,967,394)
UltraShort Small-Cap ProFund	—	—	—	(78,148,621)	(22,490)	(78,171,111)
UltraShort Dow 30 ProFund	—	—	—	(25,700,302)	14,031	(25,686,271)
UltraShort International ProFund	—	—	—	(55,834,315)	5,836	(55,828,479)
UltraShort Emerging Markets ProFund	—	—	—	(54,157,868)	45,689	(54,112,179)
UltraShort Latin America ProFund	—	—	—	(26,744,786)	9,604	(26,735,182)
UltraShort China ProFund	—	—	—	(12,301,145)	135,521	(12,165,624)
UltraShort Japan ProFund	—	—	—	(11,534,133)	—	(11,534,133)
Banks UltraSector ProFund	—	—	—	(6,916,645)	1,334,999	(5,581,646)
Basic Materials UltraSector ProFund	—	—	—	(9,926,821)	1,412,761	(8,514,060)
Biotechnology UltraSector ProFund	—	—	—	(35,720,245)	70,047,089	34,326,844
Consumer Goods UltraSector ProFund	—	—	—	(527,834)	2,000,815	1,472,981
Consumer Services UltraSector ProFund	—	—	—	(124,760)	8,063,136	7,938,376
Financials UltraSector ProFund	—	—	—	(15,036,448)	388,331	(14,648,117)
Health Care UltraSector ProFund	—	—	—	(76,528)	6,742,924	6,666,396
Industrials UltraSector ProFund	—	—	—	—	799,677	799,677
Internet UltraSector ProFund	137,694	—	—	—	20,909,482	21,047,176
Mobile Telecommunications UltraSector ProFund	—	—	—	(8,223,828)	840,175	(7,383,653)

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 281

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Oil & Gas UltraSector ProFund	$127,657	$—	$—	$(11,587,966)	$8,537,605	$(2,922,704)
Oil Equipment, Services & Distribution UltraSector ProFund	14,511	—	—	(11,352,651)	(609,847)	(11,947,987)
Pharmaceuticals UltraSector ProFund	—	—	—	(361,760)	2,077,502	1,715,742
Precious Metals UltraSector ProFund	—	—	—	(58,164,980)	(166,007)	(58,330,987)
Real Estate UltraSector ProFund	301,141	—	—	(5,504,831)	5,327,151	123,461
Semiconductor UltraSector ProFund	330,367	86,642	—	—	2,534,869	2,951,878
Technology UltraSector ProFund	—	—	—	(623,092)	4,437,956	3,814,864
Telecommunications UltraSector ProFund	—	—	—	—	416,489	416,489
Utilities UltraSector ProFund	74,493	—	—	(6,190,850)	4,082,720	(2,033,637)
Short Oil & Gas ProFund	—	—	—	(14,034,034)	81,080	(13,952,954)
Short Precious Metals ProFund	—	—	—	(24,163,860)	(309,946)	(24,473,806)
Short Real Estate ProFund	—	—	—	(62,086,620)	12,182	(62,074,438)
U.S. Government Plus ProFund	—	—	—	—	(4,939,163)	(4,939,163)
Rising Rates Opportunity 10 ProFund	—	—	—	(21,807,908)	66,988	(21,740,920)
Rising Rates Opportunity ProFund	—	—	—	(162,115,078)	1,174,371	(160,940,707)
Rising U.S. Dollar ProFund	—	—	—	(562,076)	—	(562,076)
Falling U.S. Dollar ProFund	—	—	—	(2,326,237)	—	(2,326,237)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2016 and December 31, 2016, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2017 and December 31, 2017:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Europe 30 ProFund	$16,204
UltraNASDAQ-100 ProFund	379,957
Bear ProFund	1,829,376
UltraBear ProFund	2,050,803
UltraShort NASDAQ-100 ProFund	398,070

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Mid-Cap ProFund	$158,521
Small-Cap ProFund	142,106
Mid-Cap Growth ProFund	145,096
Small-Cap Value ProFund	8,894
Small-Cap Growth ProFund	122,010
UltraSmall-Cap ProFund	349,457
UltraDow 30 ProFund	683
UltraInternational ProFund	76,167
UltraEmerging Markets ProFund	25,578
UltraChina ProFund	99,320
Short Small-Cap ProFund	220,522
Short NASDAQ-100 ProFund	222,228
UltraShort Mid-Cap ProFund	39,231
UltraShort Small-Cap ProFund	169,345
UltraShort Dow 30 ProFund	74,234
UltraShort International ProFund	164,151
UltraShort Emerging Markets ProFund	125,190
UltraShort Latin America ProFund	128,364
UltraShort China ProFund	49,499
UltraShort Japan ProFund	35,449
Biotechnology UltraSector ProFund	1,317,296
Consumer Goods UltraSector ProFund	11,908
Consumer Services UltraSector ProFund	124,760

282 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

Qualified Late Year Ordinary Losses
Financials UltraSector ProFund	$22,595
Health Care UltraSector ProFund	76,528
Mobile Telecommunications UltraSector ProFund	84,822
Pharmaceuticals UltraSector ProFund	52,266
Precious Metals UltraSector ProFund	326,638
Technology UltraSector ProFund	109,269
Short Oil & Gas ProFund	52,708
Short Precious Metals ProFund	155,857
Short Real Estate ProFund	27,928
Rising Rates Opportunity 10 ProFund	139,754
Rising Rates Opportunity ProFund	577,289
Rising U.S. Dollar ProFund	562,076
Falling U.S. Dollar ProFund	90,447

As of the end of their respective tax years ended October 31, 2016 and December 31, 2016, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$4,777,903	$—	$—	$4,777,903
Europe 30 ProFund	1,126,888	5,293,628	—	6,420,516
UltraBull ProFund	21,680,120	—	—	21,680,120
UltraJapan ProFund	—	4,395,355	—	4,395,355
Bear ProFund	29,734,887	27,224,744	—	56,959,631
UltraBear ProFund	95,770,801	45,770,369	—	141,541,170
UltraShort NASDAQ-100 ProFund	56,065,314	24,229,670	—	80,294,984
October 31 tax year end ProFunds
Small-Cap ProFund	18,202,318	—	—	18,202,318
Mid-Cap Growth ProFund	834,343	—	—	834,343
Small-Cap Value ProFund	14,573,319	—	—	14,573,319
UltraSmall-Cap ProFund	8,639,927	—	—	8,639,927
UltraDow 30 ProFund	2,433,764	—	—	2,433,764
UltraInternational ProFund	—	2,004,577	1,385,931	3,390,508
UltraEmerging Markets ProFund	—	9,632,451	10,206,592	19,839,043
UltraLatin America ProFund	—	5,526,655	—	5,526,655
UltraChina ProFund	—	—	4,228,133	4,228,133
Short Small-Cap ProFund	14,298,494	15,009,115	1,034,222	30,341,831
Short NASDAQ-100 ProFund	6,257,362	3,277,560	—	9,534,922
UltraShort Mid-Cap ProFund	12,184,360	3,530,168	1,209,276	16,923,804
UltraShort Small-Cap ProFund	19,004,455	22,897,260	8,705,776	50,607,491
UltraShort Dow 30 ProFund	6,222,658	3,456,513	2,986,357	12,665,528
UltraShort International ProFund	32,455,983	6,213,490	5,098,053	43,767,526
UltraShort Emerging Markets ProFund	33,278,400	8,202,601	3,280,040	44,761,041
UltraShort Latin America ProFund	11,082,676	5,432,825	888,460	17,403,961
UltraShort China ProFund	3,844,895	2,251,078	1,732,067	7,828,040
UltraShort Japan ProFund	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	2,930,774	2,094,978	5,025,752
Basic Materials UltraSector ProFund	5,602,519	2,208,186	2,116,116	9,926,821
Financials UltraSector ProFund	3,105,413	2,990,547	691,929	6,787,889
Mobile Telecommunications UltraSector ProFund	2,674,292	2,009,584	1,089,654	5,773,530
Oil & Gas UltraSector ProFund	547,317	—	—	547,317
Oil Equipment, Services & Distribution UltraSector ProFund	—	2,172,937	5,736,807	7,909,744
Precious Metals UltraSector ProFund	—	—	1,987,217	1,987,217
Real Estate UltraSector ProFund	2,790,520	—	2,554,234	5,344,754
Technology UltraSector ProFund	—	369,053	7,395	376,448

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 283

	Expires 2017	Expires 2018	Expires 2019	Total
Utilities UltraSector ProFund	$1,707,442	$—	$814,961	$2,522,403
Short Oil & Gas ProFund	3,502,898	7,992,827	714,439	12,210,164
Short Precious Metals ProFund	11,647,689	4,821,283	854,572	17,323,544
Short Real Estate ProFund	33,669,962	22,825,780	1,934,290	58,430,032
Rising Rates Opportunity 10 ProFund	1,558,615	11,518,808	4,908,249	17,985,672
Rising Rates Opportunity ProFund	5,619,902	56,646,736	54,674,918	116,941,556
Falling U.S. Dollar ProFund	—	243,456	51,785	295,241

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Europe 30 ProFund	$2,826,358	$1,877,519	$4,703,877
UltraJapan ProFund	3,938,509	354,475	4,292,984
Bear ProFund	44,465,488	4,289,230	48,754,718
UltraBear ProFund	66,623,339	3,861,856	70,485,195
UltraShort NASDAQ-100 ProFund	39,037,449	1,660,005	40,697,454
October 31 tax year end ProFunds
Mid-Cap ProFund	6,738,984	—	6,738,984
Small-Cap ProFund	6,525,892	—	6,525,892
Mid-Cap Growth ProFund	2,530,086	—	2,530,086
Small-Cap Growth ProFund	1,301,391	—	1,301,391
UltraInternational ProFund	968,129	—	968,129
UltraEmerging Markets ProFund	8,981,928	4,769,017	13,750,945
UltraLatin America ProFund	5,262,582	2,508,142	7,770,724
UltraChina ProFund	6,806,784	—	6,806,784
Short Small-Cap ProFund	9,618,620	630,811	10,249,431
Short NASDAQ-100 ProFund	15,445,719	1,017,110	16,462,829
UltraShort Mid-Cap ProFund	5,777,963	196,591	5,974,554
UltraShort Small-Cap ProFund	26,145,104	1,226,681	27,371,785
UltraShort Dow 30 ProFund	12,367,744	592,796	12,960,540
UltraShort International ProFund	11,902,638	—	11,902,638
UltraShort Emerging Markets ProFund	9,271,637	—	9,271,637
UltraShort Latin America ProFund	9,212,461		9,212,461
UltraShort China ProFund	4,423,606	—	4,423,606
UltraShort Japan ProFund	3,717,414	3,470,295	7,187,709
Banks UltraSector ProFund	1,890,893	—	1,890,893
Biotechnology UltraSector ProFund	34,402,949		34,402,949
Consumer Goods UltraSector ProFund	501,478	14,448	515,926
Financials UltraSector ProFund	8,225,964	—	8,225,964
Mobile Telecommunications UltraSector ProFund	2,365,476	—	2,365,476
Oil & Gas UltraSector ProFund	9,015,660	2,024,989	11,040,649
Oil Equipment, Services & Distribution UltraSector ProFund	3,039,434	403,473	3,442,907
Pharmaceuticals UltraSector ProFund	309,494	—	309,494
Precious Metals UltraSector ProFund	46,916,610	8,934,515	55,851,125
Real Estate UltraSector ProFund	89,700	70,377	160,077
Technology UltraSector ProFund	137,375	—	137,375
Utilities UltraSector ProFund	3,668,447	—	3,668,447
Short Oil & Gas ProFund	1,771,162	—	1,771,162
Short Precious Metals ProFund	6,684,459	—	6,684,459
Short Real Estate ProFund	3,628,660	—	3,628,660
Rising Rates Opportunity 10 ProFund	3,682,482	—	3,682,482
Rising Rates Opportunity ProFund	44,568,330	27,903	44,596,233
Falling U.S. Dollar ProFund	776,220	1,164,329	1,940,549

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

284 :: Notes to Financial Statements :: January 31, 2017 (Unaudited)

At January 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$60,899,300	$20,030,021	$(2,922,116)	$17,107,905
Mid-Cap ProFund	123,972,717	11,866,531	(1,472,061)	10,394,470
Small-Cap ProFund	59,489,829	2,200,681	(1,009,072)	1,191,609
NASDAQ-100 ProFund	46,082,030	19,290,713	(949,259)	18,341,454
Large-Cap Value ProFund	11,448,331	3,403,930	(1,547,859)	1,856,071
Large-Cap Growth ProFund	20,361,751	6,287,874	(938,644)	5,349,230
Mid-Cap Value ProFund	41,798,247	5,891,853	(2,638,693)	3,253,160
Mid-Cap Growth ProFund	9,844,527	3,229,348	(974,107)	2,255,241
Small-Cap Value ProFund	52,870,790	6,044,841	(4,395,598)	1,649,243
Small-Cap Growth ProFund	29,945,863	4,855,873	(2,063,611)	2,792,262
Europe 30 ProFund	9,267,196	1,347,796	(1,372,638)	(24,842)
UltraBull ProFund	81,394,760	28,198,612	(9,215,529)	18,983,083
UltraMid-Cap ProFund	82,658,279	17,822,671	(3,821,998)	14,000,673
UltraSmall-Cap ProFund	67,929,634	10,449,282	(2,597,800)	7,851,482
UltraDow 30 ProFund	30,548,425	7,527,991	(923,681)	6,604,310
UltraNASDAQ-100 ProFund	186,291,567	115,031,677	(23,598,631)	91,433,046
UltraInternational ProFund	9,798,000	—	—	—
UltraEmerging Markets ProFund	25,066,584	4,453,766	(3,992,648)	461,118
UltraLatin America ProFund	44,055,441	7,936,415	(8,081,298)	(144,883)
UltraChina ProFund	8,942,858	2,400,056	(1,396,751)	1,003,305
UltraJapan ProFund	27,068,000	—	—	—
Bear ProFund	12,323,000	—	—	—
Short Small-Cap ProFund	3,349,000	—	—	—
Short NASDAQ-100 ProFund	4,399,000	—	—	—
UltraBear ProFund	12,859,000	—	—	—
UltraShort Mid-Cap ProFund	3,059,000	—	—	—
UltraShort Small-Cap ProFund	12,332,000	—	—	—
UltraShort Dow 30 ProFund	4,317,000	—	—	—
UltraShort NASDAQ-100 ProFund	10,185,000	—	—	—
UltraShort International ProFund	3,974,000	—	—	—
UltraShort Emerging Markets ProFund	3,850,000	—	—	—
UltraShort Latin America ProFund	3,428,000	—	—	—
UltraShort China ProFund	1,850,000	—	—	—
UltraShort Japan ProFund	1,564,000	—	—	—
Banks UltraSector ProFund	48,071,880	7,469,785	(2,571,807)	4,897,978
Basic Materials UltraSector ProFund	12,857,538	3,521,302	(1,208,548)	2,312,754
Biotechnology UltraSector ProFund	186,111,287	97,177,460	(12,599,536)	84,577,924
Consumer Goods UltraSector ProFund	7,865,527	2,415,545	(336,865)	2,078,680
Consumer Services UltraSector ProFund	32,820,241	11,509,163	(862,764)	10,646,399
Financials UltraSector ProFund	57,664,331	7,449,316	(3,237,253)	4,212,063
Health Care UltraSector ProFund	14,694,970	7,248,059	(632,505)	6,615,554
Industrials UltraSector ProFund	33,403,747	2,803,308	(713,163)	2,090,145
Internet UltraSector ProFund	57,571,240	28,117,444	(3,471,534)	24,645,910
Mobile Telecommunications UltraSector ProFund	6,906,060	1,960,264	(319,567)	1,640,697
Oil & Gas UltraSector ProFund	34,691,015	12,256,145	(1,752,262)	10,503,883
Oil Equipment, Services & Distribution UltraSector ProFund	24,613,717	3,695,052	(2,768,372)	926,680
Pharmaceuticals UltraSector ProFund	5,798,140	2,543,091	(330,437)	2,212,654
Precious Metals UltraSector ProFund	34,874,417	9,567,132	(10,016,477)	(449,345)
Real Estate UltraSector ProFund	5,889,416	3,832,646	(977,102)	2,855,544
Semiconductor UltraSector ProFund	135,701,151	13,625,415	(2,367,842)	11,257,573
Technology UltraSector ProFund	30,246,487	7,260,360	(598,173)	6,662,187
Telecommunications UltraSector ProFund	19,592,509	1,129,325	(594,013)	535,312
Utilities UltraSector ProFund	16,899,954	3,860,621	(545,501)	3,315,120
Short Oil & Gas ProFund	3,295,000	—	—	—
Short Precious Metals ProFund	4,281,000	—	—	—
Short Real Estate ProFund	862,000	—	—	—
U.S. Government Plus ProFund	26,200,327	—	(129,364)	(129,364)
Rising Rates Opportunity 10 ProFund	12,592,000	—	—	—
Rising Rates Opportunity ProFund	40,964,000	—	—	—
Rising U.S. Dollar ProFund	26,246,000	—	—	—
Falling U.S. Dollar ProFund	2,235,000	—	—	—

January 31, 2017 (Unaudited) :: Notes to Financial Statements :: 285

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $146,804, and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $685,462 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2017.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective December 5, 2016, the Bear ProFund, UltraEmerging Markets ProFund, UltraShort NASDAQ-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split, and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2015, the NASDAQ-100 ProFund underwent a 3-for-1 split, the UltraLatin America ProFund underwent a 1-for-10 reverse share split, and the Precious Metals UltraSector ProFund underwent a 1-for-5 reverse share split.

Effective February 24, 2014, the Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort Japan ProFund and Short Real Estate ProFund underwent a 1-for-5 reverse share split, the UltraShort Small-Cap ProFund and the UltraShort International ProFund underwent an 1-for-8 reverse share split, the UltraShort China ProFund underwent a 1-for-10 reverse share split, and the Biotechnology ProFund underwent a 4-for-1 share split.

Effective November 19, 2012, the Internet UltraSector ProFund underwent a 6-for-1 share split. The UltraShort Dow 30 ProFund and Banks UltraSector ProFund underwent a 1-for-3 reverse share split. The UltraBear ProFund underwent a 1-for-4 reverse share split. The UltraShort Mid-Cap ProFund underwent a 1-for-7 reverse share split.

Effective October 17, 2011, the UltraShort Small-Cap ProFund and UltraShort NASDAQ-100 ProFund underwent a 1-for-5 reverse share split. The UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund and Mobile Telecommunications UltraSector ProFund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

11. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds financial statements.

286 :: Board Approval of Investment Advisory Agreement :: January 31, 2017 (unaudited)

At a meeting held on September 12-13, 2016, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the “Advisor”) and the Trust, on behalf of each of its series (each a “Fund” and collectively the “Funds”) (the “Advisory Agreement”). Certain Funds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement for each Fund were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)                       detailed information about the advisory services provided by the Advisor;

(ii)                    the Advisor’s Form ADV;

(iii)                 biographies of employees primarily responsible for providing investment advisory services;

(iv)                information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)                   information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)                performance information for prior periods;

(vii)             comparative industry fee data;

(viii)          information about fees and other amounts received by the Advisor and its affiliates for non-advisory services;

(ix)                information regarding trade allocation and best execution;

(x)                   information about the financial condition of the Advisor; and

(xi)                information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to their deliberations. In their deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 12-13, 2016, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds’ investment results and performance data, at its regular meetings throughout the year. The Board’s conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors relevant, including, among other things:

(i)                       the nature, extent and quality of the services that were provided to each Fund by the Advisor;

(ii)                    the costs of the services provided and the profits realized by the Advisor from the relationship with the Funds;

(iii)                 the investment performance of the Funds; and

(iv)                the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•                   the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;

•                   the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, the Geared Funds need to be rebalanced each day, an activity not typical of traditional index funds;

•                   the differences in managing the non-geared Funds, including the unique asset classes and investment strategies for certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

•                   the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•                   the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•                   the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•                   the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk; and

•                   information regarding allocation of Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties.

The Board also reviewed the Advisor’s compliance program, including specific activities associated with the both the Geared and non-geared Funds, and discussed with the Funds’ Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO

January 31, 2017 (unaudited) :: Board Approval of Investment Advisory Agreement :: 287

believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that, with respect to each Fund, (i) the investment advisory services provided by the Advisor were of high quality, (ii) the Advisor successfully achieved the investment goals of the Fund, (iii) the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were only a limited number of fund complexes that offer Geared Funds and few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board reviewed information prepared by FUSE Research Network (“FUSE”), comparing management and expense information for each Fund to that of a peer group determined by FUSE. The Board noted that, by design, certain of the Funds are unique and therefore no fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees after taking waivers and reimbursements into account. They considered, among other things, the nature of the investments and the frequency of the rebalancing needed to maintain the portfolio of investments held by the Funds in light of the Funds’ strategies and shareholder base.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were reasonable given the services provided.

Profitability

The Board considered the significant drivers of cost including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2016, as applicable. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that non-geared Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are index funds or that otherwise use a benchmark as a measure of performance, the correlation of such Fund’s performance with the performance of its underlying benchmark was a more meaningful factor than the Fund’s total return.

Non-Advisory Services; “Fall-Out” Benefits

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds’ shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

288 :: Board Approval of Investment Advisory Agreement :: January 31, 2017 (unaudited)

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

This Page Intentionally Left Blank

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/17

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (40.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	980	$171,324
Abbott Laboratories (Health Care Equipment & Supplies)	2,800	116,956
AbbVie, Inc. (Biotechnology)	2,640	161,330
Accenture PLC - Class A (IT Services)	1,000	113,870
Activision Blizzard, Inc. (Software)	1,100	44,231
Acuity Brands, Inc. (Electrical Equipment)	80	16,578
Adobe Systems, Inc.* (Software)	800	90,704
Advance Auto Parts, Inc. (Specialty Retail)	120	19,709
Aetna, Inc. (Health Care Providers & Services)	560	66,422
Affiliated Managers Group, Inc.* (Capital Markets)	80	12,189
Aflac, Inc. (Insurance)	660	46,193
Agilent Technologies, Inc. (Life Sciences Tools & Services)	520	25,464
Air Products & Chemicals, Inc. (Chemicals)	360	50,314
Akamai Technologies, Inc.* (Internet Software & Services)	280	19,205
Alaska Air Group, Inc. (Airlines)	200	18,764
Albemarle Corp. (Chemicals)	180	16,675
Alexion Pharmaceuticals, Inc.* (Biotechnology)	360	47,045
Allegion PLC (Building Products)	160	10,507
Allergan PLC* (Pharmaceuticals)	600	131,334
Alliance Data Systems Corp. (IT Services)	100	22,838
Alliant Energy Corp. (Electric Utilities)	360	13,554
Alphabet, Inc.* - Class A (Internet Software & Services)	480	393,692
Alphabet, Inc.* - Class C (Internet Software & Services)	480	382,459
Altria Group, Inc. (Tobacco)	3,160	224,929
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	640	527,028
Ameren Corp. (Multi-Utilities)	400	21,060
American Airlines Group, Inc. (Airlines)	840	37,170
American Electric Power Co., Inc. (Electric Utilities)	800	51,248
American Express Co. (Consumer Finance)	1,240	94,711
American International Group, Inc. (Insurance)	1,580	101,531
American Tower Corp. (Equity Real Estate Investment Trusts)	700	72,449
American Water Works Co., Inc. (Water Utilities)	280	20,563
Ameriprise Financial, Inc. (Capital Markets)	260	29,190
AmerisourceBergen Corp. (Health Care Providers & Services)	280	24,438
AMETEK, Inc. (Electrical Equipment)	380	19,418
Amgen, Inc. (Biotechnology)	1,200	188,016
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	500	33,745
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	900	62,577
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	500	37,470
Anthem, Inc. (Health Care Providers & Services)	420	64,739
Aon PLC (Insurance)	420	47,334
Apache Corp. (Oil, Gas & Consumable Fuels)	620	37,088
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	260	11,458
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,640	1,048,464
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,760	60,280
Archer-Daniels-Midland Co. (Food Products)	940	41,604
Arconic, Inc. (Aerospace & Defense)	720	16,409
Arthur J. Gallagher & Co. (Insurance)	280	15,072
Assurant, Inc. (Insurance)	100	9,713
AT&T, Inc. (Diversified Telecommunication Services)	9,960	419,913
Autodesk, Inc.* (Software)	320	26,029
Automatic Data Processing, Inc. (IT Services)	740	74,733
AutoNation, Inc.* (Specialty Retail)	100	5,312
AutoZone, Inc.* (Specialty Retail)	40	28,999
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	220	38,128
Avery Dennison Corp. (Containers & Packaging)	140	10,223
Baker Hughes, Inc. (Energy Equipment & Services)	680	42,894
Ball Corp. (Containers & Packaging)	280	21,353
Bank of America Corp. (Banks)	16,380	370,843
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	120	28,480
Baxter International, Inc. (Health Care Equipment & Supplies)	800	38,328
BB&T Corp. (Banks)	1,320	60,971
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	340	60,279
Bed Bath & Beyond, Inc. (Specialty Retail)	240	9,684
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,080	505,551
Best Buy Co., Inc. (Specialty Retail)	440	19,589
Biogen, Inc.* (Biotechnology)	360	99,806
BlackRock, Inc. - Class A (Capital Markets)	200	74,796
BorgWarner, Inc. (Auto Components)	320	13,066
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	240	31,416
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,200	52,932
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,700	132,732
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	640	127,680
Brown-Forman Corp. - Class B (Beverages)	300	13,680
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	220	16,733
CA, Inc. (Software)	500	15,635
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	760	16,325
Campbell Soup Co. (Food Products)	320	19,914
Capital One Financial Corp. (Consumer Finance)	780	68,164
Cardinal Health, Inc. (Health Care Providers & Services)	520	38,979

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
CarMax, Inc.* (Specialty Retail)	300	$20,013
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	680	37,658
Caterpillar, Inc. (Machinery)	940	89,920
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	480	14,573
CBS Corp. - Class B (Media)	640	41,274
Celgene Corp.* (Biotechnology)	1,260	146,349
Centene Corp.* (Health Care Providers & Services)	280	17,716
CenterPoint Energy, Inc. (Multi-Utilities)	700	18,347
CenturyLink, Inc. (Diversified Telecommunication Services)	880	22,757
Cerner Corp.* (Health Care Technology)	480	25,781
CF Industries Holdings, Inc. (Chemicals)	380	13,410
Charter Communications, Inc.* - Class A (Media)	360	116,622
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,200	7,740
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,060	340,731
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	40	16,858
Chubb, Ltd. (Insurance)	760	99,932
Church & Dwight Co., Inc. (Household Products)	420	18,992
Cigna Corp. (Health Care Providers & Services)	420	61,412
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	160	21,634
Cincinnati Financial Corp. (Insurance)	240	16,939
Cintas Corp. (Commercial Services & Supplies)	140	16,255
Cisco Systems, Inc. (Communications Equipment)	8,140	250,060
Citigroup, Inc. (Banks)	4,620	257,935
Citizens Financial Group, Inc. (Banks)	840	30,383
Citrix Systems, Inc.* (Software)	260	23,709
CME Group, Inc. (Capital Markets)	560	67,805
CMS Energy Corp. (Multi-Utilities)	460	19,596
Coach, Inc. (Textiles, Apparel & Luxury Goods)	460	17,181
Cognizant Technology Solutions Corp.* (IT Services)	980	51,538
Colgate-Palmolive Co. (Household Products)	1,440	92,995
Comcast Corp. - Class A (Media)	3,860	291,121
Comerica, Inc. (Banks)	280	18,908
ConAgra Foods, Inc. (Food Products)	680	26,581
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	240	33,466
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,000	97,520
Consolidated Edison, Inc. (Multi-Utilities)	500	37,175
Constellation Brands, Inc. - Class A (Beverages)	280	41,933
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,540	40,795
Costco Wholesale Corp. (Food & Staples Retailing)	700	114,765
Coty, Inc. (Personal Products)	760	14,592
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	580	50,941
CSRA, Inc. (IT Services)	240	7,445
CSX Corp. (Road & Rail)	1,520	70,513
Cummins, Inc. (Machinery)	240	35,282
CVS Health Corp. (Food & Staples Retailing)	1,720	135,553
D.R. Horton, Inc. (Household Durables)	560	16,750
Danaher Corp. (Health Care Equipment & Supplies)	980	82,242
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	200	14,656
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	260	16,575
Deere & Co. (Machinery)	460	49,243
Delphi Automotive PLC (Auto Components)	440	30,826
Delta Air Lines, Inc. (Airlines)	1,200	56,688
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	380	21,546
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	840	38,254
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	260	27,984
Discover Financial Services (Consumer Finance)	640	44,339
Discovery Communications, Inc.* - Class A (Media)	240	6,804
Discovery Communications, Inc.* - Class C (Media)	360	9,976
Dollar General Corp. (Multiline Retail)	420	31,004
Dollar Tree, Inc.* (Multiline Retail)	380	29,332
Dominion Resources, Inc. (Multi-Utilities)	1,020	77,806
Dover Corp. (Machinery)	260	20,215
Dr. Pepper Snapple Group, Inc. (Beverages)	300	27,360
DTE Energy Co. (Multi-Utilities)	300	29,592
Duke Energy Corp. (Electric Utilities)	1,120	87,965
E*TRADE Financial Corp.* (Capital Markets)	440	16,478
E.I. du Pont de Nemours & Co. (Chemicals)	1,400	105,700
Eastman Chemical Co. (Chemicals)	240	18,600
Eaton Corp. PLC (Electrical Equipment)	740	52,377
eBay, Inc.* (Internet Software & Services)	1,680	53,474
Ecolab, Inc. (Chemicals)	420	50,455
Edison International (Electric Utilities)	520	37,898
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	340	32,722
Electronic Arts, Inc.* (Software)	480	40,046
Eli Lilly & Co. (Pharmaceuticals)	1,580	121,707
Emerson Electric Co. (Electrical Equipment)	1,040	61,007
Endo International PLC* (Pharmaceuticals)	320	3,917
Entergy Corp. (Electric Utilities)	300	21,492
Envision Healthcare Corp.* (Health Care Providers & Services)	200	13,600
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	940	95,485
EQT Corp. (Oil, Gas & Consumable Fuels)	280	16,976

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares		Value
Equifax, Inc. (Professional Services)	200		$23,457
Equinix, Inc. (Equity Real Estate Investment Trusts)	120		46,198
Equity Residential (Equity Real Estate Investment Trusts)	600		36,462
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	100		22,430
Eversource Energy (Electric Utilities)	520		28,766
Exelon Corp. (Electric Utilities)	1,500		53,820
Expedia, Inc. (Internet & Direct Marketing Retail)	200		24,318
Expeditors International of Washington, Inc. (Air Freight & Logistics)	300		15,624
Express Scripts Holding Co.* (Health Care Providers & Services)	1,000		68,880
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	200		14,410
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,720		563,741
F5 Networks, Inc.* (Communications Equipment)	100		13,403
Facebook, Inc.* - Class A (Internet Software & Services)	3,800		495,217
Fastenal Co. (Trading Companies & Distributors)	460		22,853
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	120		16,852
FedEx Corp. (Air Freight & Logistics)	400		75,644
Fidelity National Information Services, Inc. (IT Services)	540		42,887
Fifth Third Bancorp (Banks)	1,220		31,842
First Horizon National Corp. (Banks)	—	†	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	120		3,743
FirstEnergy Corp. (Electric Utilities)	700		21,224
Fiserv, Inc.* (IT Services)	360		38,675
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	220		7,773
Flowserve Corp. (Machinery)	220		10,815
Fluor Corp. (Construction & Engineering)	220		12,210
FMC Corp. (Chemicals)	220		13,235
Foot Locker, Inc. (Specialty Retail)	220		15,079
Ford Motor Co. (Automobiles)	6,320		78,115
Fortive Corp. (Machinery)	480		26,549
Fortune Brands Home & Security, Inc. (Building Products)	260		14,334
Franklin Resources, Inc. (Capital Markets)	560		22,254
Freeport-McMoRan, Inc.* (Metals & Mining)	2,040		33,966
Frontier Communications Corp. (Diversified Telecommunication Services)	1,900		6,631
Garmin, Ltd. (Household Durables)	180		8,692
General Dynamics Corp. (Aerospace & Defense)	460		83,297
General Electric Co. (Industrial Conglomerates)	14,340		425,897
General Mills, Inc. (Food Products)	960		59,981
General Motors Co. (Automobiles)	2,240		82,007
Genuine Parts Co. (Distributors)	240		23,234
GGP, Inc. (Equity Real Estate Investment Trusts)	940		23,350
Gilead Sciences, Inc. (Biotechnology)	2,140		155,043
Global Payments, Inc. (IT Services)	240		18,547
H & R Block, Inc. (Diversified Consumer Services)	360		7,726
Halliburton Co. (Energy Equipment & Services)	1,400		79,198
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	620		14,700
Harley-Davidson, Inc. (Automobiles)	280		15,971
Harman International Industries, Inc. (Household Durables)	120		13,339
Harris Corp. (Communications Equipment)	200		20,542
Hartford Financial Services Group, Inc. (Insurance)	620		30,200
Hasbro, Inc. (Leisure Products)	180		14,851
HCA Holdings, Inc.* (Health Care Providers & Services)	480		38,534
HCP, Inc. (Equity Real Estate Investment Trusts)	760		23,043
Helmerich & Payne, Inc. (Energy Equipment & Services)	180		12,809
Henry Schein, Inc.* (Health Care Providers & Services)	140		22,380
Hess Corp. (Oil, Gas & Consumable Fuels)	440		23,839
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,700		61,236
Hologic, Inc.* (Health Care Equipment & Supplies)	460		18,644
Honeywell International, Inc. (Industrial Conglomerates)	1,240		146,717
Hormel Foods Corp. (Food Products)	440		15,972
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,200		21,684
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,780		41,839
Humana, Inc. (Health Care Providers & Services)	240		47,640
Huntington Bancshares, Inc. (Banks)	1,760		23,813
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	140		17,126
Illinois Tool Works, Inc. (Machinery)	520		66,144
Illumina, Inc.* (Life Sciences Tools & Services)	240		38,424
Ingersoll-Rand PLC (Machinery)	420		33,327
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,680		282,777
Intercontinental Exchange, Inc. (Capital Markets)	960		56,026
International Business Machines Corp. (IT Services)	1,400		244,328
International Flavors & Fragrances, Inc. (Chemicals)	120		14,065
International Paper Co. (Containers & Packaging)	660		37,356
Intuit, Inc. (Software)	400		47,432
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	60		41,561
Invesco, Ltd. (Capital Markets)	660		19,087

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	400	$14,320
J.B. Hunt Transport Services, Inc. (Road & Rail)	140	13,871
Jacobs Engineering Group, Inc.* (Construction & Engineering)	200	11,710
Johnson & Johnson (Pharmaceuticals)	4,420	500,566
Johnson Controls International PLC (Building Products)	1,520	66,850
JPMorgan Chase & Co. (Banks)	5,800	490,854
Juniper Networks, Inc. (Communications Equipment)	620	16,604
Kansas City Southern Industries, Inc. (Road & Rail)	180	15,464
Kellogg Co. (Food Products)	400	29,084
KeyCorp (Banks)	1,760	31,627
Kimberly-Clark Corp. (Household Products)	580	70,255
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	680	16,925
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,120	69,701
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	260	22,129
Kohl’s Corp. (Multiline Retail)	280	11,152
L Brands, Inc. (Specialty Retail)	380	22,880
L3 Technologies, Inc. (Aerospace & Defense)	120	19,043
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	160	21,474
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	260	29,864
Leggett & Platt, Inc. (Household Durables)	220	10,498
Lennar Corp. - Class A (Household Durables)	320	14,288
Leucadia National Corp. (Diversified Financial Services)	520	12,402
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	480	28,541
Lincoln National Corp. (Insurance)	380	25,654
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	380	23,989
LKQ Corp.* (Distributors)	500	15,955
Lockheed Martin Corp. (Aerospace & Defense)	400	100,532
Loews Corp. (Insurance)	440	20,495
Lowe’s Cos., Inc. (Specialty Retail)	1,420	103,774
LyondellBasell Industries N.V. - Class A (Chemicals)	540	50,366
M&T Bank Corp. (Banks)	260	42,268
Macy’s, Inc. (Multiline Retail)	500	14,770
Mallinckrodt PLC* (Pharmaceuticals)	180	8,771
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,380	23,115
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	860	41,323
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	521	44,043
Marsh & McLennan Cos., Inc. (Insurance)	840	57,137
Martin Marietta Materials, Inc. (Construction Materials)	100	22,960
Masco Corp. (Building Products)	540	17,793
MasterCard, Inc. - Class A (IT Services)	1,540	163,748
Mattel, Inc. (Leisure Products)	560	14,678
McCormick & Co., Inc. (Food Products)	180	17,199
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,340	164,244
McKesson Corp. (Health Care Providers & Services)	360	50,094
Mead Johnson Nutrition Co. - Class A (Food Products)	300	21,138
Medtronic PLC (Health Care Equipment & Supplies)	2,220	168,763
Merck & Co., Inc. (Pharmaceuticals)	4,480	277,715
MetLife, Inc. (Insurance)	1,780	96,850
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	40	17,065
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	260	11,131
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	360	24,246
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,680	40,505
Microsoft Corp. (Software)	12,600	814,590
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	180	17,091
Mohawk Industries, Inc.* (Household Durables)	100	21,584
Molson Coors Brewing Co. - Class B (Beverages)	300	28,956
Mondelez International, Inc. - Class A (Food Products)	2,500	110,701
Monsanto Co. (Chemicals)	720	77,983
Monster Beverage Corp.* (Beverages)	660	28,116
Moody’s Corp. (Capital Markets)	260	26,954
Morgan Stanley (Capital Markets)	2,340	99,427
Motorola Solutions, Inc. (Communications Equipment)	260	20,985
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	260	7,517
Mylan N.V.* (Pharmaceuticals)	740	28,157
National Oilwell Varco, Inc. (Energy Equipment & Services)	620	23,442
Navient Corp. (Consumer Finance)	500	7,520
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	440	16,861
Netflix, Inc.* (Internet & Direct Marketing Retail)	700	98,497
Newell Rubbermaid, Inc. (Household Durables)	780	36,917
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	320	12,826
Newmont Mining Corp. (Metals & Mining)	860	31,201
News Corp. - Class A (Media)	620	7,620
News Corp. - Class B (Media)	200	2,530
NextEra Energy, Inc. (Electric Utilities)	760	94,028
Nielsen Holdings PLC (Professional Services)	540	22,091
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,160	114,264
NiSource, Inc. (Multi-Utilities)	520	11,632

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	700	$27,832
Nordstrom, Inc. (Multiline Retail)	180	7,960
Norfolk Southern Corp. (Road & Rail)	480	56,381
Northern Trust Corp. (Capital Markets)	340	28,206
Northrop Grumman Corp. (Aerospace & Defense)	280	64,142
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	520	8,601
Nucor Corp. (Metals & Mining)	520	30,207
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	880	96,078
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,240	84,035
Omnicom Group, Inc. (Media)	380	32,547
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	340	18,737
Oracle Corp. (Software)	4,860	194,935
O’Reilly Automotive, Inc.* (Specialty Retail)	160	41,963
PACCAR, Inc. (Machinery)	560	37,694
Parker-Hannifin Corp. (Machinery)	220	32,369
Patterson Cos., Inc. (Health Care Providers & Services)	140	5,825
Paychex, Inc. (IT Services)	520	31,351
PayPal Holdings, Inc.* (IT Services)	1,820	72,400
Pentair PLC (Machinery)	280	16,416
People’s United Financial, Inc. (Banks)	500	9,375
PepsiCo, Inc. (Beverages)	2,320	240,770
PerkinElmer, Inc. (Life Sciences Tools & Services)	180	9,574
Perrigo Co. PLC (Pharmaceuticals)	240	18,276
Pfizer, Inc. (Pharmaceuticals)	9,840	312,224
PG&E Corp. (Electric Utilities)	820	50,750
Philip Morris International, Inc. (Tobacco)	2,520	242,248
Phillips 66 (Oil, Gas & Consumable Fuels)	720	58,766
Pinnacle West Capital Corp. (Electric Utilities)	180	13,973
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	280	50,464
Pitney Bowes, Inc. (Commercial Services & Supplies)	300	4,776
PNC Financial Services Group, Inc. (Banks)	780	93,959
PPG Industries, Inc. (Chemicals)	420	42,004
PPL Corp. (Electric Utilities)	1,100	38,324
Praxair, Inc. (Chemicals)	460	54,482
Principal Financial Group, Inc. (Insurance)	440	25,120
Prologis, Inc. (Equity Real Estate Investment Trusts)	860	42,011
Prudential Financial, Inc. (Insurance)	700	73,577
Public Service Enterprise Group, Inc. (Multi-Utilities)	820	36,285
Public Storage (Equity Real Estate Investment Trusts)	240	51,600
PulteGroup, Inc. (Household Durables)	480	10,325
PVH Corp. (Textiles, Apparel & Luxury Goods)	120	11,257
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	200	12,842
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,400	128,232
Quanta Services, Inc.* (Construction & Engineering)	240	8,614
Quest Diagnostics, Inc. (Health Care Providers & Services)	220	20,222
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	100	8,843
Range Resources Corp. (Oil, Gas & Consumable Fuels)	300	9,702
Raytheon Co. (Aerospace & Defense)	480	69,197
Realty Income Corp. (Equity Real Estate Investment Trusts)	420	25,045
Red Hat, Inc.* (Software)	300	22,764
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	120	43,115
Regions Financial Corp. (Banks)	2,000	28,820
Republic Services, Inc. - Class A (Commercial Services & Supplies)	380	21,804
Reynolds American, Inc. (Tobacco)	1,340	80,574
Robert Half International, Inc. (Professional Services)	200	9,412
Rockwell Automation, Inc. (Electrical Equipment)	200	29,598
Rockwell Collins, Inc. (Aerospace & Defense)	220	19,967
Roper Technologies, Inc. (Industrial Conglomerates)	160	30,696
Ross Stores, Inc. (Specialty Retail)	640	42,310
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	280	26,216
Ryder System, Inc. (Road & Rail)	80	6,208
S&P Global, Inc. (Capital Markets)	420	50,476
Salesforce.com, Inc.* (Software)	1,040	82,264
SCANA Corp. (Multi-Utilities)	240	16,488
Schlumberger, Ltd. (Energy Equipment & Services)	2,260	189,185
Scripps Networks Interactive, Inc. - Class A (Media)	160	12,186
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	480	21,672
Sealed Air Corp. (Containers & Packaging)	320	15,520
Sempra Energy (Multi-Utilities)	400	40,956
Signet Jewelers, Ltd. (Specialty Retail)	120	9,320
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	500	91,884
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	300	27,522
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	160	17,435
Snap-on, Inc. (Machinery)	100	18,153
Southwest Airlines Co. (Airlines)	1,000	52,310
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	800	7,208
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,140	47,481
Stanley Black & Decker, Inc. (Machinery)	240	29,760
Staples, Inc. (Specialty Retail)	1,060	9,752
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,360	130,319
State Street Corp. (Capital Markets)	580	44,196

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Stericycle, Inc.* (Commercial Services & Supplies)	140	$10,800
Stryker Corp. (Health Care Equipment & Supplies)	500	61,765
SunTrust Banks, Inc. (Banks)	800	45,456
Symantec Corp. (Software)	1,020	28,101
Synchrony Financial (Consumer Finance)	1,280	45,850
Sysco Corp. (Food & Staples Retailing)	820	43,017
T. Rowe Price Group, Inc. (Capital Markets)	400	26,976
Target Corp. (Multiline Retail)	920	59,322
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	580	43,122
TechnipFMC PLC* (Energy Equipment & Services)	760	25,551
TEGNA, Inc. (Media)	340	7,789
Teradata Corp.* (IT Services)	220	6,459
Tesoro Corp. (Oil, Gas & Consumable Fuels)	180	14,553
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,620	122,375
Textron, Inc. (Aerospace & Defense)	440	20,843
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,060	12,126
The Allstate Corp. (Insurance)	600	45,126
The Bank of New York Mellon Corp. (Capital Markets)	1,720	76,936
The Boeing Co. (Aerospace & Defense)	940	153,614
The Charles Schwab Corp. (Capital Markets)	1,960	80,830
The Clorox Co. (Household Products)	200	24,000
The Coca-Cola Co. (Beverages)	6,300	261,890
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	80	14,769
The Dow Chemical Co. (Chemicals)	1,820	108,527
The Dun & Bradstreet Corp. (Professional Services)	60	7,357
The Estee Lauder Cos., Inc. - Class A (Personal Products)	360	29,236
The Gap, Inc. (Specialty Retail)	360	8,291
The Goldman Sachs Group, Inc. (Capital Markets)	600	137,592
The Goodyear Tire & Rubber Co. (Auto Components)	420	13,604
The Hershey Co. (Food Products)	220	23,203
The Home Depot, Inc. (Specialty Retail)	1,980	272,408
The Interpublic Group of Cos., Inc. (Media)	640	15,059
The JM Smucker Co. - Class A (Food Products)	180	24,453
The Kraft Heinz Co. (Food Products)	960	85,718
The Kroger Co. (Food & Staples Retailing)	1,540	52,298
The Macerich Co. (Equity Real Estate Investment Trusts)	200	13,738
The Mosaic Co. (Chemicals)	560	17,567
The NASDAQ OMX Group, Inc. (Capital Markets)	180	12,697
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	80	126,010
The Procter & Gamble Co. (Household Products)	4,340	380,185
The Progressive Corp. (Insurance)	940	35,194
The Sherwin-Williams Co. (Chemicals)	140	42,533
The Southern Co. (Electric Utilities)	1,580	78,099
The TJX Cos., Inc. (Specialty Retail)	1,060	79,415
The Travelers Cos., Inc. (Insurance)	460	54,179
The Walt Disney Co. (Media)	2,380	263,347
The Western Union Co. (IT Services)	780	15,272
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,100	31,724
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	640	97,530
Tiffany & Co. (Specialty Retail)	180	14,170
Time Warner, Inc. (Media)	1,260	122,031
Torchmark Corp. (Insurance)	180	13,237
Total System Services, Inc. (IT Services)	260	13,177
Tractor Supply Co. (Specialty Retail)	220	16,207
TransDigm Group, Inc. (Aerospace & Defense)	80	17,312
Transocean, Ltd.* (Energy Equipment & Services)	640	8,941
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	180	9,522
Twenty-First Century Fox, Inc. - Class A (Media)	1,720	53,974
Twenty-First Century Fox, Inc. - Class B (Media)	780	24,188
Tyson Foods, Inc. - Class A (Food Products)	480	30,139
U.S. Bancorp (Banks)	2,600	136,890
UDR, Inc. (Equity Real Estate Investment Trusts)	440	15,378
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	100	27,228
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	300	6,447
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	300	5,766
Union Pacific Corp. (Road & Rail)	1,340	142,817
United Continental Holdings, Inc.* (Airlines)	460	32,416
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,120	122,226
United Rentals, Inc.* (Trading Companies & Distributors)	140	17,711
United Technologies Corp. (Aerospace & Defense)	1,240	135,991
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,540	249,635
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	140	15,768
Unum Group (Insurance)	380	17,263
Urban Outfitters, Inc.* (Specialty Retail)	140	3,716
V.F. Corp. (Textiles, Apparel & Luxury Goods)	540	27,799
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	740	48,662
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	160	12,424
Ventas, Inc. (Equity Real Estate Investment Trusts)	580	35,769
VeriSign, Inc.* (Internet Software & Services)	140	11,229

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Verisk Analytics, Inc.* - Class A (Professional Services)	260	$21,486
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,620	324,446
Vertex Pharmaceuticals, Inc.* (Biotechnology)	400	34,348
Viacom, Inc. - Class B (Media)	560	23,598
Visa, Inc. - Class A (IT Services)	3,020	249,784
Vornado Realty Trust (Equity Real Estate Investment Trusts)	280	29,767
Vulcan Materials Co. (Construction Materials)	220	28,233
W.W. Grainger, Inc. (Trading Companies & Distributors)	80	20,206
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,380	113,077
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,440	162,847
Waste Management, Inc. (Commercial Services & Supplies)	660	45,870
Waters Corp.* (Life Sciences Tools & Services)	140	19,831
WEC Energy Group, Inc. (Multi-Utilities)	520	30,706
Wells Fargo & Co. (Banks)	7,320	412,336
Welltower, Inc. (Equity Real Estate Investment Trusts)	580	38,454
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	460	36,676
WestRock Co. (Containers & Packaging)	400	21,344
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,220	38,223
Whirlpool Corp. (Household Durables)	120	20,987
Whole Foods Market, Inc. (Food & Staples Retailing)	520	15,714
Willis Towers Watson PLC (Insurance)	200	25,026
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	180	14,231
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	120	12,172
Xcel Energy, Inc. (Electric Utilities)	820	33,882
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,380	9,563
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	400	23,280
XL Group, Ltd. (Insurance)	440	16,531
Xylem, Inc. (Machinery)	300	14,793
Yahoo!, Inc.* (Internet Software & Services)	1,420	62,579
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	560	36,697
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	320	37,866
Zions Bancorp (Banks)	340	14,345
Zoetis, Inc. (Pharmaceuticals)	800	43,952
TOTAL COMMON STOCKS (Cost $11,813,757)		31,795,205

Repurchase Agreements(a)(b) (59.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%-0.48%, dated 1/31/17, due 2/1/17, total to be received $46,212,572	$46,212,000	$46,212,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,212,000)		46,212,000
TOTAL INVESTMENT SECURITIES (Cost $58,025,757) - 99.6%		78,007,205
Net other assets (liabilities) - 0.4%		302,978
NET ASSETS - 100.0%		$78,310,183

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $4,541,000.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	95	3/20/17	$10,806,250	$206,437

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	2/27/17	1.27%	$18,799,431	$(132,180)
S&P 500	UBS AG	2/27/17	1.07%	16,906,339	(120,662)
				$35,705,770	$(252,842)

^	Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$700,347	0.9%
Air Freight & Logistics	230,227	0.3%
Airlines	197,348	0.3%
Auto Components	57,496	0.1%
Automobiles	176,093	0.2%
Banks	2,100,632	2.8%
Beverages	642,705	0.8%
Biotechnology	875,052	1.1%
Building Products	109,484	0.1%
Capital Markets	882,115	1.1%
Chemicals	675,917	0.9%
Commercial Services & Supplies	99,505	0.1%
Communications Equipment	321,594	0.4%
Construction & Engineering	32,534	NM
Construction Materials	51,193	0.1%
Consumer Finance	260,584	0.3%
Containers & Packaging	105,796	0.1%
Distributors	39,189	0.1%
Diversified Consumer Services	7,726	NM
Diversified Financial Services	517,953	0.7%
Diversified Telecommunication Services	802,288	1.0%
Electric Utilities	625,023	0.8%
Electrical Equipment	178,978	0.2%
Electronic Equipment, Instruments & Components	125,435	0.2%
Energy Equipment & Services	382,020	0.5%
Equity Real Estate Investment Trusts	884,446	1.1%
Food & Staples Retailing	637,271	0.8%
Food Products	505,687	0.6%
Health Care Equipment & Supplies	806,403	1.0%
Health Care Providers & Services	844,333	1.1%
Health Care Technology	25,781	NM
Hotels, Restaurants & Leisure	497,094	0.6%
Household Durables	153,380	0.2%
Household Products	586,427	0.7%
Independent Power & Renewable Electricity Producers	20,727	NM
Industrial Conglomerates	774,634	1.0%
Insurance	872,303	1.1%
Internet & Direct Marketing Retail	785,375	1.0%
Internet Software & Services	1,417,855	1.8%
IT Services	1,167,052	1.5%
Leisure Products	29,529	NM
Life Sciences Tools & Services	207,888	0.3%
Machinery	480,680	0.6%
Media	1,030,665	1.3%
Metals & Mining	95,374	0.1%
Multiline Retail	153,540	0.2%
Multi-Utilities	339,643	0.4%
Oil, Gas & Consumable Fuels	1,909,022	2.5%
Personal Products	43,828	0.1%
Pharmaceuticals	1,579,350	2.1%
Professional Services	83,803	0.1%
Real Estate Management & Development	14,573	NM
Road & Rail	305,254	0.4%
Semiconductors & Semiconductor Equipment	1,063,012	1.4%
Software	1,430,440	1.8%
Specialty Retail	769,819	1.0%
Technology Hardware, Storage & Peripherals	1,236,311	1.6%
Textiles, Apparel & Luxury Goods	217,388	0.3%
Tobacco	547,751	0.7%
Trading Companies & Distributors	60,770	0.1%
Water Utilities	20,563	NM
Other **	46,514,978	59.4%
Total	$78,310,183	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (30.8%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	654	$5,886
2U, Inc.* (Internet Software & Services)	545	18,552
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,526	25,164
8x8, Inc.* (Software)	1,308	20,732
A. Schulman, Inc. (Chemicals)	436	15,042
A10 Networks, Inc.* (Software)	981	7,819
AAON, Inc. (Building Products)	545	18,503
AAR Corp. (Aerospace & Defense)	545	17,435
Aaron’s, Inc. (Specialty Retail)	981	30,352
Abercrombie & Fitch Co. - Class A (Specialty Retail)	981	11,389
ABM Industries, Inc. (Commercial Services & Supplies)	763	30,818
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,815	9,423
Acacia Research Corp.* (Professional Services)	1,199	7,014
Acadia Realty Trust (Equity Real Estate Investment Trusts)	981	31,235
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	436	9,134
Acceleron Pharma, Inc.* (Biotechnology)	436	10,586
ACCO Brands Corp.* (Commercial Services & Supplies)	1,526	19,457
Accuray, Inc.* (Health Care Equipment & Supplies)	1,526	8,775
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,417	3,755
Aceto Corp. (Health Care Providers & Services)	436	8,323
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,744	7,272
ACI Worldwide, Inc.* (Software)	1,526	29,604
Acorda Therapeutics, Inc.* (Biotechnology)	654	13,407
Actua Corp.* (Internet Software & Services)	763	10,911
Actuant Corp. - Class A (Machinery)	872	22,803
Acxiom Corp.* (IT Services)	1,090	28,449
ADTRAN, Inc. (Communications Equipment)	763	16,710
Aduro Biotech, Inc.* (Biotechnology)	654	7,750
Advanced Drainage Systems, Inc. (Building Products)	545	13,135
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	545	32,068
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,611	89,295
Advaxis, Inc.* (Biotechnology)	763	6,836
Adverum Biotechnologies, Inc.* (Biotechnology)	1,090	3,161
Aegion Corp.* (Construction & Engineering)	545	12,677
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	436	19,140
Aerohive Networks, Inc.* (Communications Equipment)	654	3,747
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	872	15,792
Aevi Genomic Medicine, Inc.* (Biotechnology)	763	3,632
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	545	9,548
Agenus, Inc.* (Biotechnology)	1,526	6,104
Agree Realty Corp. (Equity Real Estate Investment Trusts)	327	15,336
AgroFresh Solutions, Inc.* (Chemicals)	763	2,007
Aimmune Therapeutics, Inc.* (Biotechnology)	545	9,963
Air Methods Corp.* (Health Care Providers & Services)	545	19,457
Air Transport Services Group, Inc.* (Air Freight & Logistics)	872	14,065
Aircastle, Ltd. (Trading Companies & Distributors)	763	17,015
AK Steel Holding Corp.* (Metals & Mining)	3,488	28,183
Akebia Therapeutics, Inc.* (Biotechnology)	763	7,653
Albany International Corp. - Class A (Machinery)	436	20,688
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	545	10,028
Alder Biopharmaceuticals, Inc.* (Biotechnology)	654	13,440
Alexander & Baldwin, Inc. (Real Estate Management & Development)	654	29,115
Allegheny Technologies, Inc. (Metals & Mining)	1,526	33,160
ALLETE, Inc. (Electric Utilities)	654	42,739
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	763	8,591
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	981	11,909
Altra Industrial Motion Corp. (Machinery)	436	16,263
AMAG Pharmaceuticals, Inc.* (Biotechnology)	545	13,135
Ambac Financial Group, Inc.* (Insurance)	763	15,962
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	436	21,630
Amedisys, Inc.* (Health Care Providers & Services)	436	19,978
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	545	23,397
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,090	22,236
American Eagle Outfitters, Inc. (Specialty Retail)	2,289	34,586
American Equity Investment Life Holding Co. (Insurance)	1,199	28,296
American Outdoor Brands Corp.* (Leisure Products)	763	16,251
American Software, Inc. - Class A (Software)	545	5,717
American States Water Co. (Water Utilities)	545	23,860
American Vanguard Corp. (Chemicals)	545	9,374
Ameris Bancorp (Banks)	545	24,580
Amicus Therapeutics, Inc.* (Biotechnology)	2,071	11,391
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,635	15,385
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	654	23,446

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	654	$10,301
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,308	1,282
Amplify Snack Brands, Inc.* (Food Products)	545	5,248
Anavex Life Sciences Corp.* (Biotechnology)	981	4,415
Angie’s List, Inc.* (Internet Software & Services)	872	5,467
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	545	8,772
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	436	37,278
Anthera Pharmaceuticals, Inc.* (Biotechnology)	1,308	709
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	1,744	8,947
Apogee Enterprises, Inc. (Building Products)	436	24,887
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	872	15,182
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	1,308	13,067
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	545	32,945
Aptevo Therapeutics, Inc.* (Biotechnology)	218	434
Aratana Therapeutics, Inc.* (Pharmaceuticals)	872	6,967
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	1,199	5,647
ArcBest Corp. (Road & Rail)	436	13,778
Archrock, Inc. (Energy Equipment & Services)	1,199	17,505
Ardelyx, Inc.* (Biotechnology)	654	7,848
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,469	6,882
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	545	7,347
Argo Group International Holdings, Ltd. (Insurance)	436	27,882
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,507	59,716
Arlington Asset Investment Corp. - Class A (Capital Markets)	436	6,527
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	545	7,510
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	545	11,456
Armstrong Flooring, Inc.* (Building Products)	436	9,169
Array BioPharma, Inc.* (Biotechnology)	2,616	28,436
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,199	2,326
Ascena Retail Group, Inc.* (Specialty Retail)	2,507	12,059
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	545	7,325
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	1,417	10,769
Aspen Technology, Inc.* (Software)	1,090	57,890
Asterias Biotherapeutics, Inc.* (Biotechnology)	1,199	5,096
Astoria Financial Corp. (Thrifts & Mortgage Finance)	1,308	24,734
Atara Biotherapeutics, Inc.* (Biotechnology)	436	5,864
Athersys, Inc.* (Biotechnology)	2,289	2,495
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	2,616	6,148
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	872	18,661
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	327	17,249
AtriCure, Inc.* (Health Care Equipment & Supplies)	545	8,867
Atwood Oceanics, Inc.* (Energy Equipment & Services)	981	11,929
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	872	4,665
Avista Corp. (Multi-Utilities)	872	33,694
Avon Products, Inc.* (Personal Products)	6,104	35,830
AVX Corp. (Electronic Equipment, Instruments & Components)	763	12,361
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	545	8,284
AxoGen, Inc.* (Health Care Equipment & Supplies)	654	7,129
Axovant Sciences, Ltd.* (Biotechnology)	545	6,676
AZZ, Inc. (Electrical Equipment)	327	19,473
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	872	25,724
B&G Foods, Inc. - Class A (Food Products)	872	38,673
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	654	10,883
Balchem Corp. (Chemicals)	436	37,165
Banc of California, Inc. (Banks)	763	12,055
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	436	11,859
BancorpSouth, Inc. (Banks)	1,199	35,610
Bank Mutual Corp. (Thrifts & Mortgage Finance)	872	8,328
Bank of the Ozarks, Inc. (Banks)	1,090	59,808
Bankrate, Inc.* (Internet Software & Services)	872	9,505
Banner Corp. (Banks)	436	24,468
Barnes & Noble Education, Inc.* (Specialty Retail)	763	7,668
Barnes & Noble, Inc. (Specialty Retail)	981	10,006
Barnes Group, Inc. (Machinery)	654	31,477
Barracuda Networks, Inc.* (Software)	436	10,242
Bazaarvoice, Inc.* (Internet Software & Services)	1,744	8,197
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	763	33,398
Beazer Homes USA, Inc.* (Household Durables)	763	10,880
Belden, Inc. (Electronic Equipment, Instruments & Components)	545	41,676

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares		Value
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,308		$18,116
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	763		23,348
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,090		19,457
Berkshire Hills Bancorp, Inc. (Banks)	436		15,434
BGC Partners, Inc. - Class A (Capital Markets)	2,943		32,579
Big Lots, Inc. (Multiline Retail)	654		32,700
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	981		6,426
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,853		11,674
Bio-Path Holdings, Inc.* (Pharmaceuticals)	2,180		2,071
BioScrip, Inc.* (Health Care Providers & Services)	1,744		2,389
Biostage, Inc.* (Biotechnology)	—	†	—	§
BioTelemetry, Inc.* (Health Care Providers & Services)	545		12,562
BioTime, Inc.* (Biotechnology)	1,853		5,800
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	327		11,625
Black Hills Corp. (Multi-Utilities)	654		40,908
Blackbaud, Inc. (Software)	654		42,909
Blackhawk Network Holdings, Inc.* (IT Services)	763		27,239
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,526		26,110
Blucora, Inc.* (Internet Software & Services)	763		11,521
Blue Hills Bancorp, Inc. (Banks)	436		8,284
Bluebird Bio, Inc.* (Biotechnology)	545		40,603
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	872		16,306
BNC Bancorp (Banks)	545		19,211
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	763		8,927
Boise Cascade Co.* (Paper & Forest Products)	654		16,219
Boston Private Financial Holdings, Inc. (Banks)	1,199		19,784
Bottomline Technologies, Inc.* (Software)	654		16,821
Box, Inc.* - Class A (Internet Software & Services)	872		14,885
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,199		24,364
Brady Corp. - Class A (Commercial Services & Supplies)	654		23,773
Briggs & Stratton Corp. (Machinery)	654		14,166
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	545		38,619
Brightcove, Inc.* (Internet Software & Services)	654		4,709
Bristow Group, Inc. (Energy Equipment & Services)	654		11,550
BroadSoft, Inc.* (Software)	436		18,312
Brookline Bancorp, Inc. (Banks)	1,090		17,168
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,090		18,988
Builders FirstSource, Inc.* (Building Products)	1,308		14,074
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	327		22,076
CACI International, Inc.* - Class A (IT Services)	327		40,156
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	872		13,080
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	981		8,780
Caesarstone, Ltd.* (Building Products)	327		9,924
CalAmp Corp.* (Communications Equipment)	654		9,823
Caleres, Inc. (Specialty Retail)	654		20,111
Calgon Carbon Corp. (Chemicals)	763		12,094
California Resources Corp.* (Oil, Gas & Consumable Fuels)	545		11,674
California Water Service Group (Water Utilities)	654		22,563
Calix, Inc.* (Communications Equipment)	872		6,278
Callaway Golf Co. (Leisure Products)	1,417		16,055
Callidus Software, Inc.* (Software)	872		16,088
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,744		26,648
Cal-Maine Foods, Inc. (Food Products)	436		18,181
Cambrex Corp.* (Life Sciences Tools & Services)	436		22,868
Cantel Medical Corp. (Health Care Equipment & Supplies)	436		33,751
Capital Senior Living Corp.* (Health Care Providers & Services)	545		9,085
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,744		26,945
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,417		15,119
Cardinal Financial Corp. (Banks)	545		17,091
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	545		13,462
Cardtronics PLC* - Class A (IT Services)	654		35,695
Career Education Corp.* (Diversified Consumer Services)	1,308		12,779
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	872		13,220
Carpenter Technology Corp. (Metals & Mining)	654		26,173
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	763		26,980
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	654		9,385
Cascade Bancorp* (Banks)	872		6,950
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	763		8,820
Castlight Health, Inc.* - Class B (Health Care Technology)	1,090		3,379
Catalent, Inc.* (Pharmaceuticals)	1,308		35,002
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	654		6,730
Cathay General Bancorp, Inc. (Banks)	981		35,748

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	872	$57,735
CBIZ, Inc.* (Professional Services)	872	11,423
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,398	26,018
CEB, Inc. (Professional Services)	436	33,332
CECO Environmental Corp. (Commercial Services & Supplies)	654	8,580
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,417	8,516
Celadon Group, Inc. (Road & Rail)	545	4,142
Celldex Therapeutics, Inc.* (Biotechnology)	1,744	5,685
Cempra, Inc.* (Pharmaceuticals)	654	2,060
CenterState Banks, Inc. (Banks)	763	18,610
Central European Media Enterprises, Ltd.* - Class A (Media)	2,071	5,385
Central Garden & Pet Co.* - Class A (Household Products)	545	16,775
Central Pacific Financial Corp. (Banks)	436	13,660
Century Aluminum Co.* (Metals & Mining)	981	15,107
Cerus Corp.* (Health Care Equipment & Supplies)	1,635	6,965
ChannelAdvisor Corp.* (Internet Software & Services)	436	6,039
Chart Industries, Inc.* (Machinery)	436	16,912
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	545	10,976
Chegg, Inc.* (Diversified Consumer Services)	1,526	10,972
Chemical Financial Corp. (Banks)	872	43,103
Chemtura Corp.* (Chemicals)	872	28,863
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	872	22,323
Chico’s FAS, Inc. (Specialty Retail)	1,853	24,997
Chimerix, Inc.* (Biotechnology)	1,199	6,523
ChromaDex Corp.* (Life Sciences Tools & Services)	1,199	3,333
Ciena Corp.* (Communications Equipment)	1,853	45,102
Cimpress N.V.* (Internet Software & Services)	327	27,596
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	654	15,009
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	872	52,599
Citizens, Inc.* (Insurance)	872	8,075
CLARCOR, Inc. (Machinery)	654	54,157
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,853	4,799
Cliffs Natural Resources, Inc.* (Metals & Mining)	2,725	23,898
Clovis Oncology, Inc.* (Biotechnology)	545	35,316
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	981	16,187
CNO Financial Group, Inc. (Insurance)	2,398	45,346
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,431	6,308
CoBiz Financial, Inc. (Banks)	654	11,458
Codexis, Inc.* (Chemicals)	981	4,660
Coeur Mining, Inc.* (Metals & Mining)	2,180	25,397
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	545	22,781
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	327	51,577
Coherus Biosciences, Inc.* (Biotechnology)	545	15,206
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	545	7,194
Colony Starwood Homes (Equity Real Estate Investment Trusts)	872	27,424
Columbia Banking System, Inc. (Banks)	763	30,337
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	327	17,779
Comfort Systems USA, Inc. (Construction & Engineering)	545	18,448
Commercial Metals Co. (Metals & Mining)	1,526	31,176
Community Bank System, Inc. (Banks)	545	31,806
Community Health Systems, Inc.* (Health Care Providers & Services)	1,526	9,766
CommVault Systems, Inc.* (Software)	545	26,760
comScore, Inc.* (Internet Software & Services)	654	21,942
ConforMIS, Inc.* (Health Care Equipment & Supplies)	872	7,238
CONMED Corp. (Health Care Equipment & Supplies)	436	19,441
ConnectOne Bancorp, Inc. (Banks)	545	13,462
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	763	20,075
Continental Building Products, Inc.* (Building Products)	545	12,671
Convergys Corp. (IT Services)	1,199	29,759
Cooper Tire & Rubber Co. (Auto Components)	763	27,659
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,417	10,075
Core-Mark Holding Co., Inc. (Distributors)	654	22,844
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	436	37,553
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	2,507	1,355
Cornerstone OnDemand, Inc.* (Internet Software & Services)	654	26,611
Costamare, Inc. (Marine)	545	2,894
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,834	24,089
Cowen Group, Inc.* - Class A (Capital Markets)	436	6,540
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	545	9,347
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,090	7,957
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	545	7,886
CryoLife, Inc.* (Health Care Equipment & Supplies)	654	12,426
CSG Systems International, Inc. (IT Services)	436	21,102
CTS Corp. (Electronic Equipment, Instruments & Components)	545	11,718
Cubic Corp. (Aerospace & Defense)	327	15,549

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Curis, Inc.* (Biotechnology)	3,052	$8,759
Curtiss-Wright Corp. (Aerospace & Defense)	545	53,443
Customers Bancorp, Inc.* (Banks)	436	15,025
CVB Financial Corp. (Banks)	1,417	31,939
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	327	17,462
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	2,180	16,503
Cytokinetics, Inc.* (Biotechnology)	763	7,973
CytRx Corp.* (Biotechnology)	1,962	814
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	872	8,860
Dana Holding Corp. (Auto Components)	2,071	41,710
Darling Ingredients, Inc.* (Food Products)	2,180	26,160
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	545	29,681
Dean Foods Co. (Food Products)	1,308	25,977
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	436	25,114
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	436	7,630
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	545	7,434
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	981	21,974
Deluxe Corp. (Commercial Services & Supplies)	654	47,644
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,905	16,432
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,199	14,592
Depomed, Inc.* (Pharmaceuticals)	872	15,774
Destination XL Group, Inc.* (Specialty Retail)	981	3,483
DeVry Education Group, Inc. (Diversified Consumer Services)	872	29,212
DHI Group, Inc.* (Internet Software & Services)	981	5,592
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,635	7,668
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,725	30,711
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	872	23,718
Digi International, Inc.* (Communications Equipment)	545	7,112
DigitalGlobe, Inc.* (Aerospace & Defense)	872	24,460
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	545	11,663
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	654	16,278
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	654	8,986
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	654	7,397
Dorman Products, Inc.* (Auto Components)	327	22,570
Douglas Dynamics, Inc. (Machinery)	327	11,053
DSW, Inc. - Class A (Specialty Retail)	981	20,758
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	981	46,578
Durect Corp.* (Pharmaceuticals)	3,706	3,928
Dycom Industries, Inc.* (Construction & Engineering)	436	35,168
Dynavax Technologies Corp.* (Biotechnology)	654	2,681
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	1,635	15,614
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	981	6,553
Eagle Bancorp, Inc.* (Banks)	436	26,705
EarthLink Holdings Corp. (Internet Software & Services)	1,744	11,179
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	436	8,589
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	436	30,856
Ebix, Inc. (Software)	327	18,149
Echo Global Logistics, Inc.* (Air Freight & Logistics)	436	10,355
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,199	2,950
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	872	35,063
Egalet Corp.* (Pharmaceuticals)	763	3,731
El Paso Electric Co. (Electric Utilities)	545	25,016
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	545	8,448
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	763	5,013
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	654	29,392
Ellie Mae, Inc.* (Software)	436	36,075
EMCOR Group, Inc. (Construction & Engineering)	763	53,173
EMCORE Corp. (Communications Equipment)	763	6,867
Emergent BioSolutions, Inc.* (Biotechnology)	436	13,198
Employers Holdings, Inc. (Insurance)	436	15,892
Encore Capital Group, Inc.* (Consumer Finance)	436	13,494
Endocyte, Inc.* (Pharmaceuticals)	1,199	2,650
Endologix, Inc.* (Health Care Equipment & Supplies)	1,199	8,225
Endurance International Group Holdings, Inc.* (Internet Software & Services)	981	7,554
Energy Recovery, Inc.* (Machinery)	763	7,813
EnerNOC, Inc.* (Software)	763	4,349
EnerSys (Electrical Equipment)	545	42,482
Ennis, Inc. (Commercial Services & Supplies)	436	7,368
Enova International, Inc.* (Consumer Finance)	654	9,221
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	1,962	36,788
Entercom Communications Corp. - Class A (Media)	545	7,739

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Entravision Communications Corp. - Class A (Media)	1,199	$6,475
Envestnet, Inc.* (Internet Software & Services)	545	20,601
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	981	6,553
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	872	4,569
EPAM Systems, Inc.* (IT Services)	654	42,091
Epizyme, Inc.* (Biotechnology)	763	8,012
Eros International PLC* (Media)	545	6,486
ESCO Technologies, Inc. (Machinery)	327	19,031
Essendant, Inc. (Commercial Services & Supplies)	545	11,385
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,090	37,681
Esterline Technologies Corp.* (Aerospace & Defense)	436	37,343
Ethan Allen Interiors, Inc. (Household Durables)	436	12,688
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,526	19,243
EverBank Financial Corp. (Thrifts & Mortgage Finance)	1,417	27,532
Evercore Partners, Inc. - Class A (Capital Markets)	545	42,209
EVERTEC, Inc. (IT Services)	981	16,726
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	763	6,638
Exact Sciences Corp.* (Biotechnology)	1,417	26,852
Exar Corp.* (Semiconductors & Semiconductor Equipment)	872	8,938
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,706	2,480
Exelixis, Inc.* (Biotechnology)	3,161	57,277
ExlService Holdings, Inc.* (IT Services)	436	20,034
Exponent, Inc. (Professional Services)	327	18,982
Express, Inc.* (Specialty Retail)	1,090	11,587
Exterran Corp.* (Energy Equipment & Services)	654	20,287
Extreme Networks, Inc.* (Communications Equipment)	1,962	10,850
EZCORP, Inc.* - Class A (Consumer Finance)	981	9,712
F.N.B. Corp. (Banks)	2,834	42,340
Fabrinet* (Electronic Equipment, Instruments & Components)	545	22,961
Fair Isaac Corp. (Software)	436	53,759
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	1,199	15,011
Farmers National Banc Corp. (Banks)	545	6,867
FCB Financial Holdings, Inc.* - Class A (Banks)	436	20,470
Federal Signal Corp. (Machinery)	981	15,245
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	2,071	15,947
Ferro Corp.* (Chemicals)	1,199	16,954
Ferroglobe PLC (Metals & Mining)	1,090	11,456
FibroGen, Inc.* (Biotechnology)	763	17,282
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	436	11,467
Financial Engines, Inc. (Capital Markets)	763	29,414
Finisar Corp.* (Communications Equipment)	1,526	45,124
First BanCorp.* (Banks)	2,071	13,917
First Busey Corp. (Banks)	545	15,941
First Commonwealth Financial Corp. (Banks)	1,417	20,008
First Financial Bancorp (Banks)	872	24,024
First Financial Bankshares, Inc. (Banks)	872	37,191
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,526	39,447
First Merchants Corp. (Banks)	654	25,068
First Midwest Bancorp, Inc. (Banks)	1,090	26,465
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	981	10,045
FirstCash, Inc. (Consumer Finance)	436	18,617
Five Below, Inc.* (Specialty Retail)	763	30,406
Five Prime Therapeutics, Inc.* (Biotechnology)	436	19,973
Five9, Inc.* (Internet Software & Services)	654	10,111
Flotek Industries, Inc.* (Chemicals)	872	9,217
Fluidigm Corp.* (Life Sciences Tools & Services)	654	4,140
Flushing Financial Corp. (Banks)	436	11,859
FNFV Group* (Diversified Financial Services)	1,090	14,169
Forestar Group, Inc.* (Real Estate Management & Development)	654	8,535
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	981	12,213
Fortress Biotech, Inc.* (Biotechnology)	1,417	3,472
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	872	18,922
Forward Air Corp. (Air Freight & Logistics)	436	21,011
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	654	16,723
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	872	19,018
Fox Factory Holding Corp.* (Auto Components)	436	11,292
Francesca’s Holdings Corp.* (Specialty Retail)	763	13,307
Franklin Electric Co., Inc. (Machinery)	654	26,389
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,417	18,067
Fred’s, Inc. - Class A (Multiline Retail)	654	9,529
Fresh Del Monte Produce, Inc. (Food Products)	436	24,961
Freshpet, Inc.* (Food Products)	545	6,077
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,090	7,565
FTI Consulting, Inc.* (Professional Services)	545	22,966
FuelCell Energy, Inc.* (Electrical Equipment)	763	1,145
Fulton Financial Corp. (Banks)	2,289	41,660
FutureFuel Corp. (Chemicals)	545	7,080

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
GAIN Capital Holdings, Inc. (Capital Markets)	872	$6,549
Galena Biopharma, Inc.* (Biotechnology)	218	360
Gannett Co., Inc. (Media)	1,635	15,729
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	763	12,742
GATX Corp. (Trading Companies & Distributors)	545	31,512
GCP Applied Technologies, Inc.* (Chemicals)	981	26,438
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	872	4,404
Generac Holdings, Inc.* (Electrical Equipment)	872	35,107
General Cable Corp. (Electrical Equipment)	763	15,489
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	545	10,965
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,962	8,064
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	763	9,255
Gentherm, Inc.* (Auto Components)	545	19,293
Genworth Financial, Inc.* - Class A (Insurance)	7,085	23,806
Geron Corp.* (Biotechnology)	2,834	5,895
Getty Realty Corp. (Equity Real Estate Investment Trusts)	436	11,244
Gibraltar Industries, Inc.* (Building Products)	436	19,140
Gigamon, Inc.* (Software)	436	14,453
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	1,744	4,500
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	545	14,312
Glacier Bancorp, Inc. (Banks)	1,090	38,728
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	436	8,563
Global Eagle Entertainment, Inc.* (Media)	981	6,043
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,398	18,585
Globalstar, Inc.* (Diversified Telecommunication Services)	6,758	10,678
Globant SA* (Software)	436	14,453
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	981	25,859
Glu Mobile, Inc.* (Software)	2,398	5,515
GNC Holdings, Inc. - Class A (Specialty Retail)	981	8,701
Gogo, Inc.* (Internet Software & Services)	981	8,976
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,308	33,825
Gold Resource Corp. (Metals & Mining)	1,417	7,623
GoPro, Inc.* - Class A (Household Durables)	1,526	16,405
Government Properties Income Trust (Equity Real Estate Investment Trusts)	981	18,894
Gramercy Property Trust (Equity Real Estate Investment Trusts)	1,853	48,807
Grand Canyon Education, Inc.* (Diversified Consumer Services)	654	38,573
Granite Construction, Inc. (Construction & Engineering)	545	30,591
Gray Television, Inc.* (Media)	981	11,625
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,308	6,802
Great Western Bancorp, Inc. (Banks)	763	32,618
Green Brick Partners, Inc.* (Household Durables)	654	6,278
Green Dot Corp.* - Class A (Consumer Finance)	654	17,527
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	545	12,263
Greenhill & Co., Inc. (Capital Markets)	436	12,884
Greenlight Capital Re, Ltd.* - Class A (Insurance)	545	12,317
Greif, Inc. - Class A (Containers & Packaging)	436	25,105
Griffon Corp. (Building Products)	545	13,870
GrubHub, Inc.* (Internet Software & Services)	1,090	45,289
GTT Communications, Inc.* (Internet Software & Services)	436	12,317
GUESS?, Inc. (Specialty Retail)	872	11,135
Guidance Software, Inc.* (Software)	654	4,748
H&E Equipment Services, Inc. (Trading Companies & Distributors)	545	14,094
H.B. Fuller Co. (Chemicals)	654	32,288
Haemonetics Corp.* (Health Care Equipment & Supplies)	763	30,413
Halozyme Therapeutics, Inc.* (Biotechnology)	1,635	18,884
Halyard Health, Inc.* (Health Care Equipment & Supplies)	654	25,159
Hancock Holding Co. (Banks)	1,090	49,977
Hanmi Financial Corp. (Banks)	545	18,067
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	545	9,963
Harmonic, Inc.* (Communications Equipment)	1,853	9,821
Harsco Corp.* (Machinery)	1,417	18,917
Hawaiian Holdings, Inc.* (Airlines)	763	38,875
HC2 Holdings, Inc. (Construction & Engineering)	981	6,524
Headwaters, Inc.* (Construction Materials)	1,090	25,256
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,417	42,808
Healthcare Services Group, Inc. (Commercial Services & Supplies)	981	38,995
HealthEquity, Inc.* (Health Care Providers & Services)	654	30,248
HealthSouth Corp. (Health Care Providers & Services)	1,199	46,544
HealthStream, Inc.* (Health Care Technology)	436	10,011
Heartland Express, Inc. (Road & Rail)	763	15,718
Hecla Mining Co. (Metals & Mining)	5,232	33,695
Helen of Troy, Ltd.* (Household Durables)	327	30,510
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,635	13,865
Heritage Commerce Corp. (Banks)	545	7,652
Heritage Financial Corp. (Banks)	545	13,898

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Heritage Insurance Holdings, Inc. (Insurance)	545	$7,728
Heritage Oaks Bancorp (Banks)	654	8,855
Herman Miller, Inc. (Commercial Services & Supplies)	872	27,206
Heron Therapeutics, Inc.* (Biotechnology)	545	7,085
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	654	13,073
HFF, Inc. - Class A (Real Estate Management & Development)	545	16,176
Hibbett Sports, Inc.* (Specialty Retail)	327	10,791
Hill International, Inc.* (Professional Services)	981	5,297
Hillenbrand, Inc. (Machinery)	763	27,888
Hilltop Holdings, Inc. (Banks)	1,090	29,844
HMS Holdings Corp.* (Health Care Technology)	1,199	21,773
HNI Corp. (Commercial Services & Supplies)	654	32,968
Home BancShares, Inc. (Banks)	1,635	44,047
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	436	11,423
Hope Bancorp, Inc. (Banks)	1,090	22,792
Horace Mann Educators Corp. (Insurance)	545	22,536
Horizon Pharma PLC* (Pharmaceuticals)	2,180	35,687
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	654	4,742
Hortonworks, Inc.* (Internet Software & Services)	763	7,401
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,744	19,707
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	3,052	7,233
HRG Group, Inc.* (Household Products)	1,635	27,517
HSN, Inc. (Internet & Direct Marketing Retail)	436	15,369
Hub Group, Inc.* - Class A (Air Freight & Logistics)	436	19,337
Hubspot, Inc.* (Software)	436	22,367
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,090	38,597
IBERIABANK Corp. (Banks)	545	44,772
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	872	8,973
IDACORP, Inc. (Electric Utilities)	654	52,334
Idera Pharmaceuticals, Inc.* (Biotechnology)	2,834	3,968
Ignyta, Inc.* (Biotechnology)	872	4,273
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	872	31,828
ILG, Inc. (Hotels, Restaurants & Leisure)	1,526	28,918
IMAX Corp.* (Media)	872	28,427
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	763	7,851
ImmunoGen, Inc.* (Biotechnology)	1,853	4,336
Immunomedics, Inc.* (Biotechnology)	2,180	9,810
Impax Laboratories, Inc.* (Pharmaceuticals)	981	12,900
Imperva, Inc.* (Software)	436	18,203
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	545	28,885
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	872	5,528
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	872	8,049
Independent Bank Corp. (Banks)	327	20,388
Infinera Corp.* (Communications Equipment)	1,962	17,678
Infinity Pharmaceuticals, Inc.* (Biotechnology)	2,616	5,415
Information Services Group, Inc.* (IT Services)	1,090	3,597
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	654	10,778
Ingevity Corp.* (Chemicals)	654	36,356
InnerWorkings, Inc.* (Commercial Services & Supplies)	763	7,332
Innospec, Inc. (Chemicals)	327	23,331
Innoviva, Inc.* (Pharmaceuticals)	1,199	12,709
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,090	7,194
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	545	24,972
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	545	20,236
Insmed, Inc.* (Biotechnology)	981	14,489
Insulet Corp.* (Health Care Equipment & Supplies)	763	31,741
Insys Therapeutics, Inc.* (Biotechnology)	545	5,581
Integer Holdings Corp.* (Health Care Equipment & Supplies)	436	14,126
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	872	36,388
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,744	43,931
Inteliquent, Inc. (Diversified Telecommunication Services)	545	12,481
Intelsat S.A.* (Diversified Telecommunication Services)	1,417	5,115
InterDigital, Inc. (Communications Equipment)	436	40,722
Interface, Inc. (Commercial Services & Supplies)	981	17,854
International Bancshares Corp. (Banks)	763	28,307
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	218	3,789
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	436	15,979
Intersect ENT, Inc.* (Pharmaceuticals)	545	7,358
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,853	41,563
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	545	7,870
Invacare Corp. (Health Care Equipment & Supplies)	654	7,521
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	1,417	17,939
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,526	22,234

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Investment Technology Group, Inc. (Capital Markets)	545	$10,965
Investors Bancorp, Inc. (Banks)	3,924	56,309
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	1,962	12,635
Invitae Corp.* (Biotechnology)	545	4,562
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	872	4,142
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,308	13,211
iRobot Corp.* (Household Durables)	436	26,404
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,853	26,646
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	436	10,381
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	1,199	13,453
Itron, Inc.* (Electronic Equipment, Instruments & Components)	436	26,901
Ixia* (Communications Equipment)	1,090	21,201
IXYS Corp. (Semiconductors & Semiconductor Equipment)	545	6,595
j2 Global, Inc. (Internet Software & Services)	654	54,811
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	436	47,052
Janus Capital Group, Inc. (Capital Markets)	1,962	24,525
Jive Software, Inc.* (Software)	1,417	5,385
John Bean Technologies Corp. (Machinery)	436	37,649
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	981	4,365
Joy Global, Inc. (Machinery)	1,308	36,781
K12, Inc.* (Diversified Consumer Services)	654	13,034
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	436	8,860
Kaman Corp. - Class A (Trading Companies & Distributors)	436	22,031
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,199	28,752
Karyopharm Therapeutics, Inc.* (Biotechnology)	654	6,769
KB Home (Household Durables)	1,199	19,640
KCG Holdings, Inc.* - Class A (Capital Markets)	872	12,182
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,308	19,947
Kelly Services, Inc. - Class A (Professional Services)	545	12,203
Kemper Corp. (Insurance)	545	23,544
Kennametal, Inc. (Machinery)	1,090	38,957
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,199	24,519
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,417	7,071
Kforce, Inc. (Professional Services)	436	10,028
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	545	9,320
Kimball International, Inc. - Class B (Commercial Services & Supplies)	654	10,941
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,308	8,698
Kite Pharma, Inc.* (Biotechnology)	545	27,779
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,090	26,182
KLX, Inc.* (Aerospace & Defense)	763	37,379
Knight Transportation, Inc. (Road & Rail)	981	32,764
Knoll, Inc. (Commercial Services & Supplies)	654	17,076
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,308	23,570
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,853	5,911
Korn/Ferry International (Professional Services)	872	25,332
Kraton Performance Polymers, Inc.* (Chemicals)	436	11,711
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,199	9,880
Kronos Worldwide, Inc. (Chemicals)	763	10,087
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,308	18,482
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	666	9,031
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	2,289	5,265
Lakeland Bancorp, Inc. (Banks)	654	12,132
Landec Corp.* (Food Products)	545	6,867
Lannett Co., Inc.* (Pharmaceuticals)	436	8,785
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,417	42,751
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,962	14,107
La-Z-Boy, Inc. (Household Durables)	654	18,704
LCI Industries (Auto Components)	327	35,888
LegacyTexas Financial Group, Inc. (Banks)	654	27,023
LendingClub Corp.* (Consumer Finance)	4,578	28,247
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	763	10,934
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,161	33,886
Liberty Braves Group* - Class C (Media)	545	10,889
Liberty Media Group* - Class A (Media)	436	12,635
Liberty Media Group* - Class C (Media)	763	21,929
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	981	17,609
LifeLock, Inc.* (Diversified Consumer Services)	1,199	28,728
Limelight Networks, Inc.* (Internet Software & Services)	2,725	5,968
Lion Biotechnologies, Inc.* (Biotechnology)	872	6,322
Lionbridge Technologies, Inc.* (IT Services)	1,308	7,482
Liquidity Services, Inc.* (Internet Software & Services)	654	6,377
Lithia Motors, Inc. - Class A (Specialty Retail)	327	33,720
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	327	51,571
LivePerson, Inc.* (Internet Software & Services)	1,090	7,957

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
LogMeIn, Inc. (Internet Software & Services)	327	$35,349
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,962	37,533
LSI Industries, Inc. (Electrical Equipment)	545	5,188
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	545	25,435
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	545	8,535
Lumentum Holdings, Inc.* (Communications Equipment)	763	28,956
Luminex Corp.* (Life Sciences Tools & Services)	654	13,224
M.D.C. Holdings, Inc. (Household Durables)	545	14,737
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	327	15,549
M/I Homes, Inc.* (Household Durables)	436	10,961
Macatawa Bank Corp. (Banks)	763	7,798
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,199	33,596
MacroGenics, Inc.* (Biotechnology)	545	10,066
Magellan Health, Inc.* (Health Care Providers & Services)	327	24,509
Maiden Holdings, Ltd. (Insurance)	981	17,413
MainSource Financial Group, Inc. (Banks)	436	14,327
MannKind Corp.* (Biotechnology)	6,213	4,374
ManTech International Corp. - Class A (IT Services)	327	12,733
Marchex, Inc.* - Class B (Internet Software & Services)	1,199	3,249
MarineMax, Inc.* (Specialty Retail)	436	9,352
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	327	28,279
Marten Transport, Ltd. (Road & Rail)	436	9,963
Masimo Corp.* (Health Care Equipment & Supplies)	545	40,100
Masonite International Corp.* (Building Products)	436	29,038
MasTec, Inc.* (Construction & Engineering)	981	36,542
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,090	28,700
Matrix Service Co.* (Energy Equipment & Services)	545	12,208
Matson, Inc. (Marine)	654	23,321
Matthews International Corp. - Class A (Commercial Services & Supplies)	436	29,408
MAXIMUS, Inc. (IT Services)	872	48,083
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	872	22,306
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	872	4,151
MB Financial, Inc. (Banks)	981	43,684
MBIA, Inc.* (Insurance)	1,962	20,012
McDermott International, Inc.* (Energy Equipment & Services)	3,488	28,253
McGrath RentCorp (Commercial Services & Supplies)	327	12,518
MDC Partners, Inc. - Class A (Media)	763	4,883
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,161	40,303
MediciNova, Inc.* (Biotechnology)	763	4,242
Medidata Solutions, Inc.* (Health Care Technology)	763	37,798
MeetMe, Inc.* (Internet Software & Services)	1,090	5,363
Mentor Graphics Corp. (Software)	1,417	52,301
Mercury Systems, Inc.* (Aerospace & Defense)	545	18,377
Meredith Corp. (Media)	545	33,408
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	763	14,383
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	654	8,567
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	654	16,612
Meritage Homes Corp.* (Household Durables)	545	20,029
Meritor, Inc.* (Machinery)	1,417	20,447
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,962	6,102
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	545	22,917
MGE Energy, Inc. (Electric Utilities)	436	27,751
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	4,687	49,916
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,526	81,106
MiMedx Group, Inc.* (Biotechnology)	1,635	13,211
Minerals Technologies, Inc. (Chemicals)	436	34,945
Mitek System, Inc.* (Software)	763	5,036
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	763	50,282
Mobile Mini, Inc. (Commercial Services & Supplies)	654	21,288
MobileIron, Inc.* (Software)	1,417	6,164
Model N, Inc.* (Software)	436	3,837
Modine Manufacturing Co.* (Auto Components)	872	11,859
Molina Healthcare, Inc.* (Health Care Providers & Services)	545	30,912
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,090	20,601
MoneyGram International, Inc.* (IT Services)	763	9,690
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	981	14,323
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	2,289	23,279
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	545	47,546
Monotype Imaging Holdings, Inc. (Software)	654	14,323
Monro Muffler Brake, Inc. (Specialty Retail)	436	26,116
Moog, Inc.* - Class A (Aerospace & Defense)	436	28,719
MRC Global, Inc.* (Trading Companies & Distributors)	1,308	26,879

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
MSA Safety, Inc. (Commercial Services & Supplies)	436	$31,109
MSG Networks, Inc.* - Class A (Media)	872	20,230
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	763	12,132
Mueller Industries, Inc. (Machinery)	763	30,718
Mueller Water Products, Inc. - Class A (Machinery)	2,180	29,343
Myriad Genetics, Inc.* (Biotechnology)	872	14,109
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	436	11,210
Natera, Inc.* (Biotechnology)	545	4,883
National Bank Holdings Corp. (Banks)	436	14,170
National CineMedia, Inc. (Media)	981	14,381
National General Holdings Corp. (Insurance)	763	18,686
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	545	40,325
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	436	9,701
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	654	11,864
Natus Medical, Inc.* (Health Care Equipment & Supplies)	436	17,026
Nautilus, Inc.* (Leisure Products)	545	9,456
Navigant Consulting, Inc.* (Professional Services)	763	18,846
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	2,616	4,866
Navistar International Corp.* (Machinery)	872	23,779
NBT Bancorp, Inc. (Banks)	654	26,644
NCI Building Systems, Inc.* (Building Products)	545	8,720
Nektar Therapeutics* (Pharmaceuticals)	1,744	21,120
Neogen Corp.* (Health Care Equipment & Supplies)	545	35,992
NeoGenomics, Inc.* (Life Sciences Tools & Services)	981	7,907
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	654	7,161
NETGEAR, Inc.* (Communications Equipment)	436	24,808
NetScout Systems, Inc.* (Communications Equipment)	1,308	43,556
NeuStar, Inc.* - Class A (IT Services)	763	25,332
Nevro Corp.* (Health Care Equipment & Supplies)	327	28,456
New Jersey Resources Corp. (Gas Utilities)	1,090	41,093
New Media Investment Group, Inc. (Media)	654	9,967
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,943	44,585
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,199	12,002
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,744	11,179
Newpark Resources, Inc.* (Energy Equipment & Services)	1,526	11,521
NewStar Financial, Inc.* (Diversified Financial Services)	545	4,840
Nexstar Broadcasting Group, Inc. - Class A (Media)	436	28,514
NIC, Inc. (Internet Software & Services)	872	21,015
NII Holdings, Inc.* (Wireless Telecommunication Services)	1,417	4,003
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	1,090	9,341
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,090	11,772
NN, Inc. (Machinery)	436	8,437
Nobilis Health Corp.* (Health Care Providers & Services)	1,744	3,750
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,308	11,301
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,090	3,924
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	654	11,805
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	981	11,782
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,417	24,188
Northwest Natural Gas Co. (Gas Utilities)	327	19,260
NorthWestern Corp. (Multi-Utilities)	654	37,350
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	545	12,181
Novavax, Inc.* (Biotechnology)	3,706	4,855
Novocure, Ltd.* (Health Care Equipment & Supplies)	872	5,537
NOW, Inc.* (Trading Companies & Distributors)	1,417	30,125
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	654	10,628
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	981	16,628
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	436	14,410
NuVasive, Inc.* (Health Care Equipment & Supplies)	654	46,283
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	872	23,457
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,398	33,907
Oclaro, Inc.* (Communications Equipment)	1,744	17,109
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	2,943	15,510
Office Depot, Inc. (Specialty Retail)	7,630	33,953
OFG Bancorp (Banks)	872	11,554
Oil States International, Inc.* (Energy Equipment & Services)	763	30,139
Old National Bancorp (Banks)	1,853	32,891
Old Second Bancorp, Inc. (Banks)	763	8,240
Olin Corp. (Chemicals)	2,180	57,137
OM Asset Management PLC (Capital Markets)	654	9,221
Omeros Corp.* (Pharmaceuticals)	654	6,337
Omnicell, Inc.* (Health Care Technology)	545	19,566
OMNOVA Solutions, Inc.* (Chemicals)	872	7,935

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
On Assignment, Inc.* (Professional Services)	654	$29,613
On Deck Capital, Inc.* (Diversified Financial Services)	1,090	5,483
ONE Gas, Inc. (Gas Utilities)	654	42,261
Ophthotech Corp.* (Biotechnology)	436	2,075
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,090	9,614
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,090	8,905
Organovo Holdings, Inc.* (Biotechnology)	1,853	6,838
Orion Marine Group, Inc.* (Construction & Engineering)	872	9,156
Oritani Financial Corp. (Thrifts & Mortgage Finance)	654	11,347
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	545	29,266
Otonomy, Inc.* (Biotechnology)	436	6,387
Otter Tail Corp. (Electric Utilities)	545	20,628
OvaScience, Inc.* (Biotechnology)	872	1,378
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	654	3,211
Owens & Minor, Inc. (Health Care Providers & Services)	872	31,287
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	545	7,363
P.H. Glatfelter Co. (Paper & Forest Products)	654	15,964
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,199	5,779
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	872	6,191
Pacific Premier Bancorp, Inc.* (Banks)	436	17,157
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	545	20,955
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	327	27,867
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	545	7,919
PAREXEL International Corp.* (Life Sciences Tools & Services)	654	46,362
Park Sterling Corp. (Banks)	981	11,478
Parker Drilling Co.* (Energy Equipment & Services)	2,616	6,671
Parkway, Inc.* (Equity Real Estate Investment Trusts)	327	6,962
Party City Holdco, Inc.* (Specialty Retail)	545	7,875
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	872	17,213
Paycom Software, Inc.* (Software)	654	30,241
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	654	48,356
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	545	12,268
PDL BioPharma, Inc. (Biotechnology)	2,943	6,475
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	981	29,342
Pegasystems, Inc. (Software)	545	21,146
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,090	15,020
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	981	17,570
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	981	16,628
Penumbra, Inc.* (Health Care Equipment & Supplies)	327	23,397
Perficient, Inc.* (IT Services)	545	9,663
Performance Food Group Co.* (Food & Staples Retailing)	545	12,072
PGT, Inc.* (Building Products)	872	10,028
PharmAthene, Inc.* (Biotechnology)	1,853	5,744
PharMerica Corp.* (Health Care Providers & Services)	436	10,813
PHH Corp.* (Thrifts & Mortgage Finance)	872	12,714
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,090	12,535
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,853	34,373
Pier 1 Imports, Inc. (Specialty Retail)	1,417	10,302
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	981	15,107
Pinnacle Financial Partners, Inc. (Banks)	545	36,433
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,417	8,927
Planet Payment, Inc.* (IT Services)	1,090	4,600
Plantronics, Inc. (Communications Equipment)	436	24,669
Plexus Corp.* (Electronic Equipment, Instruments & Components)	436	23,675
Plug Power, Inc.* (Electrical Equipment)	3,706	3,928
Ply Gem Holdings, Inc.* (Building Products)	436	7,041
PNM Resources, Inc. (Electric Utilities)	1,090	37,496
PolyOne Corp. (Chemicals)	1,090	37,180
Portland General Electric Co. (Electric Utilities)	1,199	52,288
Portola Pharmaceuticals, Inc.* (Biotechnology)	763	20,792
Potbelly Corp.* (Hotels, Restaurants & Leisure)	545	7,085
Potlatch Corp. (Equity Real Estate Investment Trusts)	545	22,454
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	436	30,956
PRA Group, Inc.* (Consumer Finance)	654	26,029
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	327	19,159
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	436	5,903
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	654	34,505
Primerica, Inc. (Insurance)	654	49,344
Primoris Services Corp. (Construction & Engineering)	654	16,232
PrivateBancorp, Inc. (Banks)	1,090	59,579
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,417	12,640
Progress Software Corp. (Software)	763	21,379
Proofpoint, Inc.* (Software)	545	43,687

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
PROS Holdings, Inc.* (Software)	436	$9,758
Prosperity Bancshares, Inc. (Banks)	872	63,332
Prothena Corp. PLC* (Biotechnology)	545	26,683
Proto Labs, Inc.* (Machinery)	327	17,168
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	872	23,082
PTC Therapeutics, Inc.* (Biotechnology)	763	9,995
Puma Biotechnology, Inc.* (Biotechnology)	436	14,126
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	981	11,154
Q2 Holdings, Inc.* (Internet Software & Services)	436	13,843
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	654	32,955
Quad/Graphics, Inc. (Commercial Services & Supplies)	436	11,419
Quality Systems, Inc.* (Health Care Technology)	872	13,089
Qualys, Inc.* (Software)	436	15,652
Quanex Building Products Corp. (Building Products)	545	10,764
Quidel Corp.* (Health Care Equipment & Supplies)	436	8,275
QuinStreet, Inc.* (Internet Software & Services)	1,308	4,578
Quorum Health Corp.* (Health Care Providers & Services)	654	5,749
Quotient Technology, Inc.* (Internet Software & Services)	981	10,448
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,943	54,150
Radiant Logistics, Inc.* (Air Freight & Logistics)	1,199	4,400
Radio One, Inc.* - Class D (Media)	1,090	3,270
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	981	4,326
Radius Health, Inc.* (Biotechnology)	436	18,975
RadNet, Inc.* (Health Care Providers & Services)	981	5,690
RAIT Financial Trust (Equity Real Estate Investment Trusts)	1,962	6,789
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,526	19,807
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,090	17,723
Raven Industries, Inc. (Industrial Conglomerates)	545	13,652
Rayonier Advanced Materials, Inc. (Chemicals)	763	10,354
RBC Bearings, Inc.* (Machinery)	327	30,290
Real Industry, Inc.* (Metals & Mining)	654	3,532
RealNetworks, Inc.* (Internet Software & Services)	872	4,665
RealPage, Inc.* (Software)	763	23,348
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	436	10,237
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,090	16,895
Regis Corp.* (Diversified Consumer Services)	654	9,104
Regulus Therapeutics, Inc.* (Biotechnology)	981	1,177
Renasant Corp. (Banks)	545	21,691
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	872	7,586
Rent-A-Center, Inc. (Specialty Retail)	872	7,813
Repligen Corp.* (Biotechnology)	545	16,372
Republic First Bancorp, Inc.* (Banks)	1,090	8,230
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	545	4,480
Resources Connection, Inc. (Professional Services)	654	10,922
Restoration Hardware, Inc.* (Specialty Retail)	545	14,726
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,308	27,730
RetailMeNot, Inc.* (Internet Software & Services)	763	6,905
Retrophin, Inc.* (Biotechnology)	545	10,693
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	981	22,279
Rexnord Corp.* (Machinery)	1,199	26,486
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,289	4,761
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	763	10,072
RingCentral, Inc.* - Class A (Software)	872	20,361
RLI Corp. (Insurance)	545	32,384
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,635	37,948
Roadrunner Transportation Systems, Inc.* (Road & Rail)	763	6,043
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	981	5,700
RPX Corp.* (Professional Services)	872	9,470
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	1,090	46,389
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,417	4,605
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	1,417	2,777
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	545	12,508
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	436	14,279
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	545	9,347
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	545	33,343
S&T Bancorp, Inc. (Banks)	545	20,503
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	981	24,917
Sage Therapeutics, Inc.* (Biotechnology)	436	20,919
Saia, Inc.* (Road & Rail)	436	20,950
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	981	13,008
Sandy Spring Bancorp, Inc. (Banks)	327	13,397
Sangamo BioSciences, Inc.* (Biotechnology)	1,308	4,578

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	981	$38,210
Sapiens International Corp. N.V. (Software)	545	7,281
Sarepta Therapeutics, Inc.* (Biotechnology)	654	20,313
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	327	12,933
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	436	10,311
Scholastic Corp. (Media)	436	19,960
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	436	19,328
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	763	7,744
Science Applications International Corp. (IT Services)	545	44,374
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	872	14,824
Scorpio Bulkers, Inc.* (Marine)	1,417	10,132
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	2,616	10,019
Seacoast Banking Corp. of Florida* (Banks)	545	11,870
Seadrill, Ltd.* (Energy Equipment & Services)	5,450	10,192
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	981	17,766
Select Comfort Corp.* (Specialty Retail)	654	13,198
Select Income REIT (Equity Real Estate Investment Trusts)	872	21,809
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,526	18,999
Selective Insurance Group, Inc. (Insurance)	763	31,817
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	654	25,964
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	872	28,732
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	981	2,727
Sensient Technologies Corp. (Chemicals)	545	41,829
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	763	3,533
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	327	13,342
ServiceSource International, Inc.* (IT Services)	1,417	7,510
ServisFirst Bancshares, Inc. (Banks)	654	26,186
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	654	17,822
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	872	13,080
ShoreTel, Inc.* (Communications Equipment)	1,199	8,333
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	436	22,380
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	872	5,319
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	545	35,534
Silver Bay Realty Trust Corp. (Equity Real Estate Investment Trusts)	545	9,183
Silver Spring Networks, Inc.* (Software)	654	8,358
Simmons First National Corp. - Class A (Banks)	436	26,225
Simpson Manufacturing Co., Inc. (Building Products)	545	23,718
Sinclair Broadcast Group, Inc. - Class A (Media)	872	29,430
SkyWest, Inc. (Airlines)	763	27,010
Smart & Final Stores, Inc.* (Food & Staples Retailing)	436	6,257
Snyder’s-Lance, Inc. (Food Products)	1,090	41,835
Sonic Automotive, Inc. - Class A (Specialty Retail)	545	12,753
Sonic Corp. (Hotels, Restaurants & Leisure)	654	16,285
Sonus Networks, Inc.* (Communications Equipment)	872	5,563
Sorrento Therapeutics, Inc.* (Biotechnology)	763	4,120
Sotheby’s* - Class A (Diversified Consumer Services)	763	30,299
South Jersey Industries, Inc. (Gas Utilities)	1,090	35,970
South State Corp. (Banks)	327	29,234
Southside Bancshares, Inc. (Banks)	436	14,894
Southwest Gas Corp. (Gas Utilities)	654	52,693
Spartan Motors, Inc. (Auto Components)	872	6,889
SpartanNash Co. (Food & Staples Retailing)	545	20,634
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,199	5,587
Spire, Inc. (Gas Utilities)	545	35,425
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	654	4,866
SPX Corp.* (Machinery)	654	16,317
SPX FLOW, Inc.* (Machinery)	545	19,015
STAAR Surgical Co.* (Health Care Equipment & Supplies)	981	9,712
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	981	22,700
Stage Stores, Inc. (Specialty Retail)	872	2,442
State Bank Financial Corp. (Banks)	545	14,410
State National Cos., Inc. (Insurance)	654	8,999
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,199	20,143
Stein Mart, Inc. (Specialty Retail)	763	2,793
Sterling Bancorp (Banks)	1,744	41,594
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	872	30,694
Stewart Information Services Corp. (Insurance)	327	14,283
Stifel Financial Corp.* (Capital Markets)	872	43,887
Stillwater Mining Co.* (Metals & Mining)	1,744	29,648
Stoneridge, Inc.* (Auto Components)	545	8,943
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	763	15,046
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	545	6,077
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,308	20,706
Summit Materials, Inc.* - Class A (Construction Materials)	872	21,887
Sun Hydraulics Corp. (Machinery)	327	12,812

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
SunCoke Energy, Inc.* (Metals & Mining)	1,199	$10,575
Sunrun, Inc.* (Electrical Equipment)	1,199	6,343
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,943	43,321
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	545	14,415
Superior Industries International, Inc. (Auto Components)	436	10,050
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	763	20,639
SUPERVALU, Inc.* (Food & Staples Retailing)	3,815	14,955
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	436	24,634
Swift Transportation Co.* (Road & Rail)	1,090	24,885
Sykes Enterprises, Inc.* (IT Services)	545	15,222
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	545	30,727
Synchronoss Technologies, Inc.* (Software)	545	20,993
Synergy Pharmaceuticals, Inc.* (Biotechnology)	2,943	20,807
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2,616	22,524
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	436	52,397
Syntel, Inc. (IT Services)	436	9,182
Synthetic Biologics, Inc.* (Biotechnology)	2,289	1,941
Tailored Brands, Inc. (Specialty Retail)	872	18,530
Take-Two Interactive Software, Inc.* (Software)	1,090	58,479
Tangoe, Inc.* (Software)	654	4,761
TASER International, Inc.* (Aerospace & Defense)	763	19,060
Taylor Morrison Home Corp.* - Class A (Household Durables)	545	10,573
Team Health Holdings, Inc.* (Health Care Providers & Services)	872	37,897
Team, Inc.* (Commercial Services & Supplies)	436	14,650
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	436	37,304
Teekay Corp. (Oil, Gas & Consumable Fuels)	872	8,764
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	2,289	5,608
Teledyne Technologies, Inc.* (Aerospace & Defense)	436	53,570
Telenav, Inc.* (Software)	872	7,761
Teligent, Inc.* (Pharmaceuticals)	981	6,867
Tenneco, Inc.* (Auto Components)	763	51,464
TerraForm Global, Inc. - Class A (Independent Power & Renewable Electricity Producers)	2,071	9,112
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	1,417	16,820
TerraVia Holdings, Inc.* (Chemicals)	2,071	2,009
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	654	17,782
TESARO, Inc.* (Biotechnology)	327	53,249
Tesco Corp.* (Energy Equipment & Services)	872	7,499
Tessera Holding Corp. (Semiconductors & Semiconductor Equipment)	654	29,561
Tetra Tech, Inc. (Commercial Services & Supplies)	763	33,343
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,417	7,028
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	1,090	4,175
Texas Capital Bancshares, Inc.* (Banks)	654	53,955
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	872	40,670
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	545	7,848
TG Therapeutics, Inc.* (Biotechnology)	872	4,186
The Advisory Board Co.* (Professional Services)	545	24,798
The Andersons, Inc. (Food & Staples Retailing)	436	16,459
The Bancorp, Inc.* (Banks)	872	5,223
The Brink’s Co. (Commercial Services & Supplies)	654	29,103
The Buckle, Inc. (Specialty Retail)	436	9,221
The Cato Corp. - Class A (Specialty Retail)	436	11,070
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	654	39,410
The Chemours Co. (Chemicals)	2,507	66,234
The E.W. Scripps Co.* - Class A (Media)	872	16,987
The Ensign Group, Inc. (Health Care Providers & Services)	763	15,519
The Finish Line, Inc. - Class A (Specialty Retail)	654	11,249
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	981	40,731
The Greenbrier Cos., Inc. (Machinery)	436	19,075
The Hackett Group, Inc. (IT Services)	436	7,085
The KEYW Holding Corp.* (Aerospace & Defense)	763	7,638
The Manitowoc Co., Inc.* (Machinery)	2,071	14,145
The Medicines Co.* (Pharmaceuticals)	872	31,436
The New York Times Co. - Class A (Media)	1,744	23,544
The Rubicon Project, Inc.* (Software)	654	5,539
The Spectranetics Corp.* (Health Care Equipment & Supplies)	654	16,906
The St Joe Co.* (Real Estate Management & Development)	763	12,857
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,180	12,666
Theravance Biopharma, Inc.* (Pharmaceuticals)	545	16,328
Thermon Group Holdings, Inc.* (Electrical Equipment)	545	11,314
Third Point Reinsurance, Ltd.* (Insurance)	1,090	12,481
Tidewater, Inc.* (Energy Equipment & Services)	1,199	2,638
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	763	13,894
Tile Shop Holdings, Inc.* (Specialty Retail)	545	10,410
Time, Inc. (Media)	1,417	27,277
TimkenSteel Corp.* (Metals & Mining)	763	12,864

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	872	$5,712
Titan International, Inc. (Machinery)	981	13,037
Tivity Health, Inc.* (Health Care Providers & Services)	654	16,775
TiVo Corp.* (Software)	1,745	32,977
TopBuild Corp.* (Household Durables)	545	20,225
TowneBank (Banks)	763	24,569
TransEnterix, Inc.* (Health Care Equipment & Supplies)	2,834	4,166
Travelport Worldwide, Ltd. (IT Services)	1,635	23,479
Tredegar Corp. (Chemicals)	436	9,701
Trevena, Inc.* (Biotechnology)	981	6,847
Trex Co., Inc.* (Building Products)	436	29,531
TRI Pointe Group, Inc.* (Household Durables)	2,071	25,411
TriMas Corp.* (Machinery)	654	13,930
TriNet Group, Inc.* (Professional Services)	654	16,631
Trinseo SA (Chemicals)	436	28,231
Triple-S Management Corp.* (Health Care Providers & Services)	436	8,332
Triumph Group, Inc. (Aerospace & Defense)	654	17,495
tronc, Inc.* (Media)	545	7,227
Tronox, Ltd. - Class A (Chemicals)	1,417	17,741
Trovagene, Inc.* (Biotechnology)	872	1,744
TrueBlue, Inc.* (Professional Services)	654	16,187
TrueCar, Inc.* (Internet Software & Services)	981	12,900
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,526	12,818
Trustmark Corp. (Banks)	981	32,981
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,199	17,781
Tuesday Morning Corp.* (Multiline Retail)	981	4,218
Tutor Perini Corp.* (Construction & Engineering)	545	16,241
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	872	51,570
Ubiquiti Networks, Inc.* (Communications Equipment)	436	27,206
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	872	10,926
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	545	40,880
UMB Financial Corp. (Banks)	654	50,450
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	545	7,984
Umpqua Holdings Corp. (Banks)	2,943	53,886
Union Bankshares Corp. (Banks)	654	24,041
Unisys Corp.* (IT Services)	981	12,606
Unit Corp.* (Energy Equipment & Services)	763	19,838
United Bankshares, Inc. (Banks)	872	39,066
United Community Banks, Inc. (Banks)	981	27,596
United Community Financial Corp. (Thrifts & Mortgage Finance)	981	8,348
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	872	15,740
United Natural Foods, Inc.* (Food & Staples Retailing)	654	29,887
Univar, Inc.* (Trading Companies & Distributors)	654	19,502
Universal American Corp.* (Health Care Providers & Services)	1,090	10,835
Universal Corp. (Tobacco)	327	22,236
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	545	35,970
Universal Insurance Holdings, Inc. (Insurance)	545	14,252
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,199	33,536
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	436	9,788
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	1,090	4,578
Valhi, Inc. (Chemicals)	1,744	5,424
Valley National Bancorp (Banks)	3,379	40,920
Vanda Pharmaceuticals, Inc.* (Biotechnology)	654	9,254
VASCO Data Security International, Inc.* (Software)	545	8,284
Vector Group, Ltd. (Tobacco)	1,199	26,450
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	654	16,841
Verint Systems, Inc.* (Software)	872	32,569
Versartis, Inc.* (Biotechnology)	545	7,794
ViaSat, Inc.* (Communications Equipment)	545	35,376
Viavi Solutions, Inc.* (Communications Equipment)	3,270	29,267
VirnetX Holding Corp.* (Software)	1,199	3,117
Virtu Financial, Inc. - Class A (Capital Markets)	436	7,652
Virtusa Corp.* (IT Services)	436	11,109
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,853	30,760
Vital Therapies, Inc.* (Biotechnology)	654	3,237
Vitamin Shoppe, Inc.* (Specialty Retail)	436	9,439
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	1,090	3,325
Vocera Communications, Inc.* (Health Care Technology)	545	11,309
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,834	20,093
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,635	4,742
Wabash National Corp. (Machinery)	981	17,315
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,090	19,675
WageWorks, Inc.* (Professional Services)	545	39,322
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	436	13,695
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,199	39,386
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,507	24,193
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	981	30,852
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	436	7,892

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Watts Water Technologies, Inc. - Class A (Machinery)	436	$28,776
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	436	18,120
Web.com Group, Inc.* (Internet Software & Services)	654	12,393
WebMD Health Corp.* (Internet Software & Services)	545	27,190
Webster Financial Corp. (Banks)	1,199	62,971
Weight Watchers International, Inc.* (Diversified Consumer Services)	545	6,785
Werner Enterprises, Inc. (Road & Rail)	654	18,377
WesBanco, Inc. (Banks)	545	22,618
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	872	13,211
West Corp. (Commercial Services & Supplies)	654	15,873
Westamerica Bancorp (Banks)	327	18,557
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	763	7,699
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	981	34,344
WGL Holdings, Inc. (Gas Utilities)	654	53,588
Whitestone REIT (Equity Real Estate Investment Trusts)	545	7,581
Willbros Group, Inc.* (Energy Equipment & Services)	1,417	4,294
William Lyon Homes* - Class A (Household Durables)	436	7,695
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,526	12,330
Winnebago Industries, Inc. (Automobiles)	436	13,690
Wintrust Financial Corp. (Banks)	654	46,826
WisdomTree Investments, Inc. (Capital Markets)	1,635	16,841
WMIH Corp.* (Insurance)	3,597	5,575
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,308	30,724
Woodward, Inc. (Machinery)	654	45,545
World Wrestling Entertainment, Inc. - Class A (Media)	545	10,671
Worthington Industries, Inc. (Metals & Mining)	654	31,255
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,417	35,680
WSFS Financial Corp. (Thrifts & Mortgage Finance)	436	19,751
Xactly Corp.* (Internet Software & Services)	436	5,297
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	1,090	8,262
Xencor, Inc.* (Biotechnology)	545	12,987
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,417	26,002
Xenith Bankshares, Inc.* (Banks)	218	5,677
XO Group, Inc.* (Internet Software & Services)	436	8,210
XPO Logistics, Inc.* (Air Freight & Logistics)	1,308	58,520
Yadkin Financial Corp. (Banks)	763	24,416
YRC Worldwide, Inc.* (Road & Rail)	654	9,764
Zafgen, Inc.* (Biotechnology)	763	3,212
ZAGG, Inc.* (Household Durables)	872	5,842
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	545	24,165
Zendesk, Inc.* (Software)	1,090	26,084
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,962	11,615
ZixCorp.* (Software)	1,308	6,239
Zogenix, Inc.* (Pharmaceuticals)	654	5,265
TOTAL COMMON STOCKS (Cost $20,861,475)		22,873,885

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	4,947	—
Dyax Corp.*^+(b) (Biotechnology)	198	220
Leap Wireless International, Inc.*^+(c) (Wireless Telecommunication Services)	2,910	7,333
Trius Therapeutics, Inc.*^+(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,553

Trust (NM)

	Interest Units
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	290	—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(d)(e) (50.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%-0.48%, dated 1/31/17, due 2/1/17, total to be received $37,800,468	$37,800,000	$37,800,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,800,000)		37,800,000
TOTAL INVESTMENT SECURITIES (Cost $58,668,808) - 81.7%		60,681,438
Net other assets (liabilities) - 18.3%		13,623,074
NET ASSETS - 100.0%		$74,304,512

*	Non-income producing security.
§	Amount is less than $0.50.
†	Number of shares is less than 0.50.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2017, these securities represented 0.01% of the net assets of the Fund.
^	The Advisor has deemed these securities to be illiquid. As of January 31, 2017, these securities represented 0.01% of the net assets of the Fund.
(a)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

(b)

No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company received U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $4,059,000.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	168	3/20/17	$11,419,800	$609

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Russell 2000 Index	Goldman Sachs International	2/27/17	0.87%	$13,518,172	$(89,027)
Russell 2000 Index	UBS AG	2/27/17	0.47%	26,529,431	(100,501)
				$40,047,603	$(189,528)

^	Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$369,351	0.5%
Air Freight & Logistics	144,937	0.2%
Airlines	65,885	0.1%
Auto Components	269,853	0.4%
Automobiles	13,690	NM
Banks	2,394,647	3.1%
Biotechnology	1,190,743	1.6%
Building Products	254,213	0.3%
Capital Markets	286,915	0.4%
Chemicals	601,387	0.8%
Commercial Services & Supplies	534,718	0.7%
Communications Equipment	485,878	0.7%
Construction & Engineering	241,554	0.3%
Construction Materials	47,143	0.1%
Consumer Finance	122,847	0.2%
Containers & Packaging	25,105	NM
Distributors	22,844	NM
Diversified Consumer Services	250,879	0.3%
Diversified Financial Services	30,204	NM
Diversified Telecommunication Services	151,643	0.2%
Electric Utilities	258,252	0.3%
Electrical Equipment	151,352	0.2%
Electronic Equipment, Instruments & Components	688,762	0.9%
Energy Equipment & Services	320,117	0.4%
Equity Real Estate Investment Trusts	1,749,486	2.4%
Food & Staples Retailing	100,264	0.1%
Food Products	193,979	0.3%
Gas Utilities	280,291	0.4%
Health Care Equipment & Supplies	721,672	1.0%
Health Care Providers & Services	461,133	0.6%
Health Care Technology	116,925	0.2%
Hotels, Restaurants & Leisure	572,384	0.8%
Household Durables	264,215	0.4%
Household Products	44,292	0.1%
Independent Power & Renewable Electricity Producers	143,415	0.2%
Industrial Conglomerates	13,652	NM
Insurance	456,630	0.6%
Internet & Direct Marketing Retail	113,017	0.2%
Internet Software & Services	541,473	0.7%
IT Services	512,998	0.7%
Leisure Products	41,762	0.1%
Life Sciences Tools & Services	177,372	0.2%
Machinery	802,823	1.1%
Marine	36,347	NM
Media	383,111	0.5%
Metals & Mining	334,053	0.4%
Mortgage Real Estate Investment Trusts	257,390	0.3%
Multiline Retail	46,447	0.1%
Multi-Utilities	111,952	0.2%
Oil, Gas & Consumable Fuels	600,386	0.8%
Paper & Forest Products	117,796	0.2%
Personal Products	35,830	NM
Pharmaceuticals	396,159	0.5%
Professional Services	312,366	0.4%
Real Estate Management & Development	91,202	0.1%
Road & Rail	156,384	0.2%
Semiconductors & Semiconductor Equipment	1,030,186	1.4%
Software	940,025	1.3%
Specialty Retail	519,699	0.7%
Technology Hardware, Storage & Peripherals	154,671	0.2%
Textiles, Apparel & Luxury Goods	155,809	0.2%
Thrifts & Mortgage Finance	571,795	0.8%
Tobacco	48,686	0.1%
Trading Companies & Distributors	265,934	0.4%
Water Utilities	46,423	0.1%
Wireless Telecommunication Services	38,085	0.1%
Other **	51,423,074	69.2%
Total	$74,304,512	100.0%

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (50.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,862	$325,515
Abbott Laboratories (Health Care Equipment & Supplies)	5,320	222,216
AbbVie, Inc. (Biotechnology)	5,016	306,528
Accenture PLC - Class A (IT Services)	1,900	216,353
Activision Blizzard, Inc. (Software)	2,090	84,039
Acuity Brands, Inc. (Electrical Equipment)	152	31,499
Adobe Systems, Inc.* (Software)	1,520	172,337
Advance Auto Parts, Inc. (Specialty Retail)	228	37,447
Aetna, Inc. (Health Care Providers & Services)	1,064	126,200
Affiliated Managers Group, Inc.* (Capital Markets)	152	23,159
Aflac, Inc. (Insurance)	1,254	87,767
Agilent Technologies, Inc. (Life Sciences Tools & Services)	988	48,382
Air Products & Chemicals, Inc. (Chemicals)	684	95,596
Akamai Technologies, Inc.* (Internet Software & Services)	532	36,490
Alaska Air Group, Inc. (Airlines)	380	35,652
Albemarle Corp. (Chemicals)	342	31,683
Alexion Pharmaceuticals, Inc.* (Biotechnology)	684	89,385
Allegion PLC (Building Products)	304	19,964
Allergan PLC* (Pharmaceuticals)	1,140	249,535
Alliance Data Systems Corp. (IT Services)	190	43,392
Alliant Energy Corp. (Electric Utilities)	684	25,753
Alphabet, Inc.* - Class A (Internet Software & Services)	912	748,013
Alphabet, Inc.* - Class C (Internet Software & Services)	912	726,672
Altria Group, Inc. (Tobacco)	6,004	427,365
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,216	1,001,352
Ameren Corp. (Multi-Utilities)	760	40,014
American Airlines Group, Inc. (Airlines)	1,596	70,623
American Electric Power Co., Inc. (Electric Utilities)	1,520	97,371
American Express Co. (Consumer Finance)	2,356	179,952
American International Group, Inc. (Insurance)	3,002	192,908
American Tower Corp. (Equity Real Estate Investment Trusts)	1,330	137,655
American Water Works Co., Inc. (Water Utilities)	532	39,070
Ameriprise Financial, Inc. (Capital Markets)	494	55,461
AmerisourceBergen Corp. (Health Care Providers & Services)	532	46,433
AMETEK, Inc. (Electrical Equipment)	722	36,894
Amgen, Inc. (Biotechnology)	2,280	357,231
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	950	64,116
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,710	118,896
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	950	71,193
Anthem, Inc. (Health Care Providers & Services)	798	123,004
Aon PLC (Insurance)	798	89,935
Apache Corp. (Oil, Gas & Consumable Fuels)	1,178	70,468
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	494	21,771
Apple, Inc. (Technology Hardware, Storage & Peripherals)	16,416	1,992,082
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,344	114,532
Archer-Daniels-Midland Co. (Food Products)	1,786	79,048
Arconic, Inc. (Aerospace & Defense)	1,368	31,177
Arthur J. Gallagher & Co. (Insurance)	532	28,638
Assurant, Inc. (Insurance)	190	18,455
AT&T, Inc. (Diversified Telecommunication Services)	18,924	797,835
Autodesk, Inc.* (Software)	608	49,455
Automatic Data Processing, Inc. (IT Services)	1,406	141,992
AutoNation, Inc.* (Specialty Retail)	190	10,093
AutoZone, Inc.* (Specialty Retail)	76	55,098
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	418	72,444
Avery Dennison Corp. (Containers & Packaging)	266	19,423
Baker Hughes, Inc. (Energy Equipment & Services)	1,292	81,499
Ball Corp. (Containers & Packaging)	532	40,570
Bank of America Corp. (Banks)	31,122	704,601
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	228	54,111
Baxter International, Inc. (Health Care Equipment & Supplies)	1,520	72,823
BB&T Corp. (Banks)	2,508	115,845
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	646	114,529
Bed Bath & Beyond, Inc. (Specialty Retail)	456	18,400
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	5,852	960,547
Best Buy Co., Inc. (Specialty Retail)	836	37,219
Biogen, Inc.* (Biotechnology)	684	189,632
BlackRock, Inc. - Class A (Capital Markets)	380	142,112
BorgWarner, Inc. (Auto Components)	608	24,825
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	456	59,690
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,180	100,571
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,130	252,191
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,216	242,592
Brown-Forman Corp. - Class B (Beverages)	570	25,992
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	418	31,793
CA, Inc. (Software)	950	29,707
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,444	31,017
Campbell Soup Co. (Food Products)	608	37,836

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Capital One Financial Corp. (Consumer Finance)	1,482	$129,512
Cardinal Health, Inc. (Health Care Providers & Services)	988	74,060
CarMax, Inc.* (Specialty Retail)	570	38,025
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,292	71,551
Caterpillar, Inc. (Machinery)	1,786	170,848
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	912	27,688
CBS Corp. - Class B (Media)	1,216	78,420
Celgene Corp.* (Biotechnology)	2,394	278,063
Centene Corp.* (Health Care Providers & Services)	532	33,660
CenterPoint Energy, Inc. (Multi-Utilities)	1,330	34,859
CenturyLink, Inc. (Diversified Telecommunication Services)	1,672	43,238
Cerner Corp.* (Health Care Technology)	912	48,984
CF Industries Holdings, Inc. (Chemicals)	722	25,479
Charter Communications, Inc.* - Class A (Media)	684	221,582
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	2,280	14,706
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,814	647,388
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	76	32,029
Chubb, Ltd. (Insurance)	1,444	189,872
Church & Dwight Co., Inc. (Household Products)	798	36,086
Cigna Corp. (Health Care Providers & Services)	798	116,684
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	304	41,104
Cincinnati Financial Corp. (Insurance)	456	32,184
Cintas Corp. (Commercial Services & Supplies)	266	30,885
Cisco Systems, Inc. (Communications Equipment)	15,466	475,115
Citigroup, Inc. (Banks)	8,778	490,076
Citizens Financial Group, Inc. (Banks)	1,596	57,727
Citrix Systems, Inc.* (Software)	494	45,048
CME Group, Inc. (Capital Markets)	1,064	128,829
CMS Energy Corp. (Multi-Utilities)	874	37,232
Coach, Inc. (Textiles, Apparel & Luxury Goods)	874	32,644
Cognizant Technology Solutions Corp.* (IT Services)	1,862	97,923
Colgate-Palmolive Co. (Household Products)	2,736	176,691
Comcast Corp. - Class A (Media)	7,334	553,129
Comerica, Inc. (Banks)	532	35,926
ConAgra Foods, Inc. (Food Products)	1,292	50,504
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	456	63,585
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,800	185,287
Consolidated Edison, Inc. (Multi-Utilities)	950	70,633
Constellation Brands, Inc. - Class A (Beverages)	532	79,672
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,926	77,510
Costco Wholesale Corp. (Food & Staples Retailing)	1,330	218,054
Coty, Inc. (Personal Products)	1,444	27,725
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,102	96,789
CSRA, Inc. (IT Services)	456	14,145
CSX Corp. (Road & Rail)	2,888	133,974
Cummins, Inc. (Machinery)	456	67,037
CVS Health Corp. (Food & Staples Retailing)	3,268	257,551
D.R. Horton, Inc. (Household Durables)	1,064	31,824
Danaher Corp. (Health Care Equipment & Supplies)	1,862	156,259
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	380	27,846
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	494	31,493
Deere & Co. (Machinery)	874	93,562
Delphi Automotive PLC (Auto Components)	836	58,570
Delta Air Lines, Inc. (Airlines)	2,280	107,707
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	722	40,937
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,596	72,682
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	494	53,169
Discover Financial Services (Consumer Finance)	1,216	84,244
Discovery Communications, Inc.* - Class A (Media)	456	12,928
Discovery Communications, Inc.* - Class C (Media)	684	18,954
Dollar General Corp. (Multiline Retail)	798	58,908
Dollar Tree, Inc.* (Multiline Retail)	722	55,731
Dominion Resources, Inc. (Multi-Utilities)	1,938	147,831
Dover Corp. (Machinery)	494	38,409
Dr. Pepper Snapple Group, Inc. (Beverages)	570	51,984
DTE Energy Co. (Multi-Utilities)	570	56,225
Duke Energy Corp. (Electric Utilities)	2,128	167,132
E*TRADE Financial Corp.* (Capital Markets)	836	31,308
E.I. du Pont de Nemours & Co. (Chemicals)	2,660	200,829
Eastman Chemical Co. (Chemicals)	456	35,340
Eaton Corp. PLC (Electrical Equipment)	1,406	99,517
eBay, Inc.* (Internet Software & Services)	3,192	101,601
Ecolab, Inc. (Chemicals)	798	95,864
Edison International (Electric Utilities)	988	72,005
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	646	62,171
Electronic Arts, Inc.* (Software)	912	76,088
Eli Lilly & Co. (Pharmaceuticals)	3,002	231,244
Emerson Electric Co. (Electrical Equipment)	1,976	115,912

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares		Value
Endo International PLC* (Pharmaceuticals)	608		$7,442
Entergy Corp. (Electric Utilities)	570		40,835
Envision Healthcare Corp.* (Health Care Providers & Services)	380		25,840
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,786		181,422
EQT Corp. (Oil, Gas & Consumable Fuels)	532		32,255
Equifax, Inc. (Professional Services)	380		44,566
Equinix, Inc. (Equity Real Estate Investment Trusts)	228		87,775
Equity Residential (Equity Real Estate Investment Trusts)	1,140		69,278
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	190		42,617
Eversource Energy (Electric Utilities)	988		54,656
Exelon Corp. (Electric Utilities)	2,850		102,258
Expedia, Inc. (Internet & Direct Marketing Retail)	380		46,204
Expeditors International of Washington, Inc. (Air Freight & Logistics)	570		29,686
Express Scripts Holding Co.* (Health Care Providers & Services)	1,900		130,871
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	380		27,379
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	12,768		1,071,107
F5 Networks, Inc.* (Communications Equipment)	190		25,466
Facebook, Inc.* - Class A (Internet Software & Services)	7,220		940,911
Fastenal Co. (Trading Companies & Distributors)	874		43,420
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	228		32,018
FedEx Corp. (Air Freight & Logistics)	760		143,724
Fidelity National Information Services, Inc. (IT Services)	1,026		81,485
Fifth Third Bancorp (Banks)	2,318		60,500
First Horizon National Corp. (Banks)	—	†	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	228		7,111
FirstEnergy Corp. (Electric Utilities)	1,330		40,326
Fiserv, Inc.* (IT Services)	684		73,482
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	418		14,768
Flowserve Corp. (Machinery)	418		20,549
Fluor Corp. (Construction & Engineering)	418		23,199
FMC Corp. (Chemicals)	418		25,147
Foot Locker, Inc. (Specialty Retail)	418		28,650
Ford Motor Co. (Automobiles)	12,008		148,419
Fortive Corp. (Machinery)	912		50,443
Fortune Brands Home & Security, Inc. (Building Products)	494		27,234
Franklin Resources, Inc. (Capital Markets)	1,064		42,283
Freeport-McMoRan, Inc.* (Metals & Mining)	3,876		64,535
Frontier Communications Corp. (Diversified Telecommunication Services)	3,610		12,599
Garmin, Ltd. (Household Durables)	342		16,515
General Dynamics Corp. (Aerospace & Defense)	874		158,264
General Electric Co. (Industrial Conglomerates)	27,246		809,205
General Mills, Inc. (Food Products)	1,824		113,964
General Motors Co. (Automobiles)	4,256		155,812
Genuine Parts Co. (Distributors)	456		44,145
GGP, Inc. (Equity Real Estate Investment Trusts)	1,786		44,364
Gilead Sciences, Inc. (Biotechnology)	4,066		294,582
Global Payments, Inc. (IT Services)	456		35,240
H & R Block, Inc. (Diversified Consumer Services)	684		14,679
Halliburton Co. (Energy Equipment & Services)	2,660		150,476
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,178		27,930
Harley-Davidson, Inc. (Automobiles)	532		30,345
Harman International Industries, Inc. (Household Durables)	228		25,344
Harris Corp. (Communications Equipment)	380		39,030
Hartford Financial Services Group, Inc. (Insurance)	1,178		57,380
Hasbro, Inc. (Leisure Products)	342		28,219
HCA Holdings, Inc.* (Health Care Providers & Services)	912		73,215
HCP, Inc. (Equity Real Estate Investment Trusts)	1,444		43,782
Helmerich & Payne, Inc. (Energy Equipment & Services)	342		24,337
Henry Schein, Inc.* (Health Care Providers & Services)	266		42,523
Hess Corp. (Oil, Gas & Consumable Fuels)	836		45,294
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	5,130		116,348
Hologic, Inc.* (Health Care Equipment & Supplies)	874		35,423
Honeywell International, Inc. (Industrial Conglomerates)	2,356		278,762
Hormel Foods Corp. (Food Products)	836		30,347
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,280		41,200
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,282		79,494
Humana, Inc. (Health Care Providers & Services)	456		90,516
Huntington Bancshares, Inc. (Banks)	3,344		45,244
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	266		32,540
Illinois Tool Works, Inc. (Machinery)	988		125,673
Illumina, Inc.* (Life Sciences Tools & Services)	456		73,006
Ingersoll-Rand PLC (Machinery)	798		63,321
Intel Corp. (Semiconductors & Semiconductor Equipment)	14,592		537,278

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Intercontinental Exchange, Inc. (Capital Markets)	1,824	$106,449
International Business Machines Corp. (IT Services)	2,660	464,223
International Flavors & Fragrances, Inc. (Chemicals)	228	26,724
International Paper Co. (Containers & Packaging)	1,254	70,977
Intuit, Inc. (Software)	760	90,121
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	114	78,967
Invesco, Ltd. (Capital Markets)	1,254	36,266
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	760	27,208
J.B. Hunt Transport Services, Inc. (Road & Rail)	266	26,355
Jacobs Engineering Group, Inc.* (Construction & Engineering)	380	22,249
Johnson & Johnson (Pharmaceuticals)	8,398	951,073
Johnson Controls International PLC (Building Products)	2,888	127,014
JPMorgan Chase & Co. (Banks)	11,020	932,622
Juniper Networks, Inc. (Communications Equipment)	1,178	31,547
Kansas City Southern Industries, Inc. (Road & Rail)	342	29,381
Kellogg Co. (Food Products)	760	55,260
KeyCorp (Banks)	3,344	60,092
Kimberly-Clark Corp. (Household Products)	1,102	133,485
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,292	32,158
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,928	132,432
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	494	42,044
Kohl’s Corp. (Multiline Retail)	532	21,190
L Brands, Inc. (Specialty Retail)	722	43,472
L3 Technologies, Inc. (Aerospace & Defense)	228	36,181
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	304	40,800
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	494	56,741
Leggett & Platt, Inc. (Household Durables)	418	19,947
Lennar Corp. - Class A (Household Durables)	608	27,147
Leucadia National Corp. (Diversified Financial Services)	988	23,564
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	912	54,228
Lincoln National Corp. (Insurance)	722	48,742
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	722	45,580
LKQ Corp.* (Distributors)	950	30,315
Lockheed Martin Corp. (Aerospace & Defense)	760	191,011
Loews Corp. (Insurance)	836	38,941
Lowe’s Cos., Inc. (Specialty Retail)	2,698	197,169
LyondellBasell Industries N.V. - Class A (Chemicals)	1,026	95,695
M&T Bank Corp. (Banks)	494	80,310
Macy’s, Inc. (Multiline Retail)	950	28,063
Mallinckrodt PLC* (Pharmaceuticals)	342	16,666
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,622	43,919
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,634	78,514
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	989	83,628
Marsh & McLennan Cos., Inc. (Insurance)	1,596	108,560
Martin Marietta Materials, Inc. (Construction Materials)	190	43,624
Masco Corp. (Building Products)	1,026	33,807
MasterCard, Inc. - Class A (IT Services)	2,926	311,122
Mattel, Inc. (Leisure Products)	1,064	27,887
McCormick & Co., Inc. (Food Products)	342	32,678
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,546	312,064
McKesson Corp. (Health Care Providers & Services)	684	95,179
Mead Johnson Nutrition Co. - Class A (Food Products)	570	40,162
Medtronic PLC (Health Care Equipment & Supplies)	4,218	320,652
Merck & Co., Inc. (Pharmaceuticals)	8,512	527,659
MetLife, Inc. (Insurance)	3,382	184,015
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	76	32,424
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	494	21,148
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	684	46,067
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,192	76,959
Microsoft Corp. (Software)	23,940	1,547,720
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	342	32,473
Mohawk Industries, Inc.* (Household Durables)	190	41,010
Molson Coors Brewing Co. - Class B (Beverages)	570	55,016
Mondelez International, Inc. - Class A (Food Products)	4,750	210,330
Monsanto Co. (Chemicals)	1,368	148,168
Monster Beverage Corp.* (Beverages)	1,254	53,420
Moody’s Corp. (Capital Markets)	494	51,213
Morgan Stanley (Capital Markets)	4,446	188,911
Motorola Solutions, Inc. (Communications Equipment)	494	39,871
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	494	14,282
Mylan N.V.* (Pharmaceuticals)	1,406	53,498
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,178	44,540
Navient Corp. (Consumer Finance)	950	14,288
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	836	32,036

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,330	$187,144
Newell Rubbermaid, Inc. (Household Durables)	1,482	70,144
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	608	24,369
Newmont Mining Corp. (Metals & Mining)	1,634	59,282
News Corp. - Class A (Media)	1,178	14,478
News Corp. - Class B (Media)	380	4,807
NextEra Energy, Inc. (Electric Utilities)	1,444	178,651
Nielsen Holdings PLC (Professional Services)	1,026	41,974
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,104	217,103
NiSource, Inc. (Multi-Utilities)	988	22,102
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,330	52,881
Nordstrom, Inc. (Multiline Retail)	342	15,123
Norfolk Southern Corp. (Road & Rail)	912	107,124
Northern Trust Corp. (Capital Markets)	646	53,592
Northrop Grumman Corp. (Aerospace & Defense)	532	121,871
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	988	16,342
Nucor Corp. (Metals & Mining)	988	57,393
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,672	182,549
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,356	159,666
Omnicom Group, Inc. (Media)	722	61,839
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	646	35,601
Oracle Corp. (Software)	9,234	370,375
O’Reilly Automotive, Inc.* (Specialty Retail)	304	79,730
PACCAR, Inc. (Machinery)	1,064	71,618
Parker-Hannifin Corp. (Machinery)	418	61,500
Patterson Cos., Inc. (Health Care Providers & Services)	266	11,068
Paychex, Inc. (IT Services)	988	59,567
PayPal Holdings, Inc.* (IT Services)	3,458	137,559
Pentair PLC (Machinery)	532	31,191
People’s United Financial, Inc. (Banks)	950	17,813
PepsiCo, Inc. (Beverages)	4,408	457,463
PerkinElmer, Inc. (Life Sciences Tools & Services)	342	18,191
Perrigo Co. PLC (Pharmaceuticals)	456	34,724
Pfizer, Inc. (Pharmaceuticals)	18,696	593,224
PG&E Corp. (Electric Utilities)	1,558	96,425
Philip Morris International, Inc. (Tobacco)	4,788	460,270
Phillips 66 (Oil, Gas & Consumable Fuels)	1,368	111,656
Pinnacle West Capital Corp. (Electric Utilities)	342	26,549
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	532	95,882
Pitney Bowes, Inc. (Commercial Services & Supplies)	570	9,074
PNC Financial Services Group, Inc. (Banks)	1,482	178,522
PPG Industries, Inc. (Chemicals)	798	79,808
PPL Corp. (Electric Utilities)	2,090	72,816
Praxair, Inc. (Chemicals)	874	103,517
Principal Financial Group, Inc. (Insurance)	836	47,727
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,634	79,821
Prudential Financial, Inc. (Insurance)	1,330	139,796
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,558	68,942
Public Storage (Equity Real Estate Investment Trusts)	456	98,040
PulteGroup, Inc. (Household Durables)	912	19,617
PVH Corp. (Textiles, Apparel & Luxury Goods)	228	21,389
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	380	24,400
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,560	243,641
Quanta Services, Inc.* (Construction & Engineering)	456	16,366
Quest Diagnostics, Inc. (Health Care Providers & Services)	418	38,423
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	190	16,802
Range Resources Corp. (Oil, Gas & Consumable Fuels)	570	18,434
Raytheon Co. (Aerospace & Defense)	912	131,474
Realty Income Corp. (Equity Real Estate Investment Trusts)	798	47,585
Red Hat, Inc.* (Software)	570	43,252
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	228	81,918
Regions Financial Corp. (Banks)	3,800	54,758
Republic Services, Inc. - Class A (Commercial Services & Supplies)	722	41,428
Reynolds American, Inc. (Tobacco)	2,546	153,091
Robert Half International, Inc. (Professional Services)	380	17,883
Rockwell Automation, Inc. (Electrical Equipment)	380	56,236
Rockwell Collins, Inc. (Aerospace & Defense)	418	37,938
Roper Technologies, Inc. (Industrial Conglomerates)	304	58,322
Ross Stores, Inc. (Specialty Retail)	1,216	80,390
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	532	49,811
Ryder System, Inc. (Road & Rail)	152	11,795
S&P Global, Inc. (Capital Markets)	798	95,904
Salesforce.com, Inc.* (Software)	1,976	156,302
SCANA Corp. (Multi-Utilities)	456	31,327
Schlumberger, Ltd. (Energy Equipment & Services)	4,294	359,451
Scripps Networks Interactive, Inc. - Class A (Media)	304	23,153
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	912	41,177
Sealed Air Corp. (Containers & Packaging)	608	29,488
Sempra Energy (Multi-Utilities)	760	77,816
Signet Jewelers, Ltd. (Specialty Retail)	228	17,709

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	950	$174,581
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	570	52,292
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	304	33,127
Snap-on, Inc. (Machinery)	190	34,491
Southwest Airlines Co. (Airlines)	1,900	99,389
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,520	13,695
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	2,166	90,214
Stanley Black & Decker, Inc. (Machinery)	456	56,544
Staples, Inc. (Specialty Retail)	2,014	18,529
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,484	247,606
State Street Corp. (Capital Markets)	1,102	83,972
Stericycle, Inc.* (Commercial Services & Supplies)	266	20,519
Stryker Corp. (Health Care Equipment & Supplies)	950	117,354
SunTrust Banks, Inc. (Banks)	1,520	86,366
Symantec Corp. (Software)	1,938	53,392
Synchrony Financial (Consumer Finance)	2,432	87,114
Sysco Corp. (Food & Staples Retailing)	1,558	81,733
T. Rowe Price Group, Inc. (Capital Markets)	760	51,254
Target Corp. (Multiline Retail)	1,748	112,711
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,102	81,933
TechnipFMC PLC* (Energy Equipment & Services)	1,444	48,547
TEGNA, Inc. (Media)	646	14,800
Teradata Corp.* (IT Services)	418	12,272
Tesoro Corp. (Oil, Gas & Consumable Fuels)	342	27,651
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,078	232,512
Textron, Inc. (Aerospace & Defense)	836	39,601
The AES Corp. (Independent Power & Renewable Electricity Producers)	2,014	23,040
The Allstate Corp. (Insurance)	1,140	85,739
The Bank of New York Mellon Corp. (Capital Markets)	3,268	146,178
The Boeing Co. (Aerospace & Defense)	1,786	291,867
The Charles Schwab Corp. (Capital Markets)	3,724	153,578
The Clorox Co. (Household Products)	380	45,600
The Coca-Cola Co. (Beverages)	11,970	497,594
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	152	28,061
The Dow Chemical Co. (Chemicals)	3,458	206,200
The Dun & Bradstreet Corp. (Professional Services)	114	13,979
The Estee Lauder Cos., Inc. - Class A (Personal Products)	684	55,547
The Gap, Inc. (Specialty Retail)	684	15,753
The Goldman Sachs Group, Inc. (Capital Markets)	1,140	261,425
The Goodyear Tire & Rubber Co. (Auto Components)	798	25,847
The Hershey Co. (Food Products)	418	44,086
The Home Depot, Inc. (Specialty Retail)	3,762	517,575
The Interpublic Group of Cos., Inc. (Media)	1,216	28,612
The JM Smucker Co. - Class A (Food Products)	342	46,461
The Kraft Heinz Co. (Food Products)	1,824	162,865
The Kroger Co. (Food & Staples Retailing)	2,926	99,367
The Macerich Co. (Equity Real Estate Investment Trusts)	380	26,102
The Mosaic Co. (Chemicals)	1,064	33,378
The NASDAQ OMX Group, Inc. (Capital Markets)	342	24,125
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	152	239,420
The Procter & Gamble Co. (Household Products)	8,246	722,349
The Progressive Corp. (Insurance)	1,786	66,868
The Sherwin-Williams Co. (Chemicals)	266	80,813
The Southern Co. (Electric Utilities)	3,002	148,389
The TJX Cos., Inc. (Specialty Retail)	2,014	150,888
The Travelers Cos., Inc. (Insurance)	874	102,940
The Walt Disney Co. (Media)	4,522	500,358
The Western Union Co. (IT Services)	1,482	29,018
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,090	60,276
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,216	185,306
Tiffany & Co. (Specialty Retail)	342	26,922
Time Warner, Inc. (Media)	2,394	231,859
Torchmark Corp. (Insurance)	342	25,151
Total System Services, Inc. (IT Services)	494	25,036
Tractor Supply Co. (Specialty Retail)	418	30,794
TransDigm Group, Inc. (Aerospace & Defense)	152	32,893
Transocean, Ltd.* (Energy Equipment & Services)	1,216	16,988
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	342	18,092
Twenty-First Century Fox, Inc. - Class A (Media)	3,268	102,550
Twenty-First Century Fox, Inc. - Class B (Media)	1,482	45,957
Tyson Foods, Inc. - Class A (Food Products)	912	57,264
U.S. Bancorp (Banks)	4,940	260,091
UDR, Inc. (Equity Real Estate Investment Trusts)	836	29,218
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	190	51,733
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	570	12,249
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	570	10,955
Union Pacific Corp. (Road & Rail)	2,546	271,353
United Continental Holdings, Inc.* (Airlines)	874	61,591
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,128	232,228

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
United Rentals, Inc.* (Trading Companies & Distributors)	266	$33,652
United Technologies Corp. (Aerospace & Defense)	2,356	258,383
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,926	474,304
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	266	29,960
Unum Group (Insurance)	722	32,800
Urban Outfitters, Inc.* (Specialty Retail)	266	7,060
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,026	52,818
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,406	92,459
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1	17
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	304	23,606
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,102	67,960
VeriSign, Inc.* (Internet Software & Services)	266	21,336
Verisk Analytics, Inc.* - Class A (Professional Services)	494	40,824
Verizon Communications, Inc. (Diversified Telecommunication Services)	12,578	616,448
Vertex Pharmaceuticals, Inc.* (Biotechnology)	760	65,261
Viacom, Inc. - Class B (Media)	1,064	44,837
Visa, Inc. - Class A (IT Services)	5,738	474,589
Vornado Realty Trust (Equity Real Estate Investment Trusts)	532	56,557
Vulcan Materials Co. (Construction Materials)	418	53,642
W.W. Grainger, Inc. (Trading Companies & Distributors)	152	38,391
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,622	214,847
Wal-Mart Stores, Inc. (Food & Staples Retailing)	4,636	309,406
Waste Management, Inc. (Commercial Services & Supplies)	1,254	87,154
Waters Corp.* (Life Sciences Tools & Services)	266	37,679
WEC Energy Group, Inc. (Multi-Utilities)	988	58,341
Wells Fargo & Co. (Banks)	13,908	783,437
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,102	73,063
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	874	69,684
WestRock Co. (Containers & Packaging)	760	40,554
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,318	72,623
Whirlpool Corp. (Household Durables)	228	39,875
Whole Foods Market, Inc. (Food & Staples Retailing)	988	29,857
Willis Towers Watson PLC (Insurance)	380	47,549
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	342	27,039
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	228	23,126
Xcel Energy, Inc. (Electric Utilities)	1,558	64,377
Xerox Corp. (Technology Hardware, Storage & Peripherals)	2,622	18,170
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	760	44,232
XL Group, Ltd. (Insurance)	836	31,409
Xylem, Inc. (Machinery)	570	28,107
Yahoo!, Inc.* (Internet Software & Services)	2,698	118,901
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,064	69,724
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	608	71,945
Zions Bancorp (Banks)	646	27,255
Zoetis, Inc. (Pharmaceuticals)	1,520	83,509
TOTAL COMMON STOCKS (Cost $32,298,360)		60,410,843

Repurchase Agreements(a)(b) (33.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%-0.48%, dated 1/31/17, due 2/1/17, total to be received $39,967,495	$39,967,000	$39,967,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,967,000)		39,967,000
TOTAL INVESTMENT SECURITIES (Cost $72,265,360) - 83.4%		100,377,843
Net other assets (liabilities) - 16.6%		20,013,232
NET ASSETS - 100.0%		$120,391,075

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $17,623,000.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	130	3/20/17	$14,787,500	$282,493

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	2/27/17	1.27%	$30,574,012	$(214,969)
SPDR S&P 500 ETF	Goldman Sachs International	2/27/17	1.02%	24,613,106	(158,621)
				55,187,118	$(373,590)

S&P 500	UBS AG	2/27/17	1.07%	71,130,363	(298,747)
SPDR S&P 500 ETF	UBS AG	2/27/17	0.82%	39,264,325	(51,729)
				110,394,688	(350,476)

				$165,581,806	$(724,066)

^	Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,330,660	1.1%
Air Freight & Logistics	437,431	0.4%
Airlines	374,962	0.3%
Auto Components	109,242	0.1%
Automobiles	334,576	0.3%
Banks	3,991,190	3.3%
Beverages	1,221,140	1.0%
Biotechnology	1,662,600	1.4%
Building Products	208,019	0.2%
Capital Markets	1,676,019	1.4%
Chemicals	1,284,242	1.1%
Commercial Services & Supplies	189,060	0.2%
Communications Equipment	611,029	0.5%
Construction & Engineering	61,814	0.1%
Construction Materials	97,266	0.1%
Consumer Finance	495,110	0.4%
Containers & Packaging	201,012	0.2%
Distributors	74,460	0.1%
Diversified Consumer Services	14,679	NM
Diversified Financial Services	984,111	0.8%
Diversified Telecommunication Services	1,524,348	1.3%
Electric Utilities	1,187,544	1.0%
Electrical Equipment	340,058	0.3%
Electronic Equipment, Instruments & Components	238,327	0.2%
Energy Equipment & Services	725,838	0.6%
Equity Real Estate Investment Trusts	1,680,447	1.4%
Food & Staples Retailing	1,210,815	1.0%
Food Products	960,805	0.8%
Health Care Equipment & Supplies	1,532,182	1.3%
Health Care Providers & Services	1,604,233	1.3%
Health Care Technology	48,984	NM
Hotels, Restaurants & Leisure	944,424	0.8%
Household Durables	291,423	0.2%
Household Products	1,114,211	0.9%
Independent Power & Renewable Electricity Producers	39,382	NM
Industrial Conglomerates	1,471,805	1.2%
Insurance	1,657,376	1.4%
Internet & Direct Marketing Retail	1,492,212	1.2%
Internet Software & Services	2,693,924	2.2%
IT Services	2,217,398	1.8%
Leisure Products	56,106	NM
Life Sciences Tools & Services	394,988	0.3%
Machinery	913,293	0.8%
Media	1,958,264	1.6%
Metals & Mining	181,210	0.2%
Multiline Retail	291,726	0.2%
Multi-Utilities	645,322	0.5%
Oil, Gas & Consumable Fuels	3,627,141	3.0%
Personal Products	83,272	0.1%
Pharmaceuticals	3,000,764	2.5%
Professional Services	159,226	0.1%
Real Estate Management & Development	27,688	NM
Road & Rail	579,982	0.5%
Semiconductors & Semiconductor Equipment	2,019,723	1.7%
Software	2,717,836	2.3%
Specialty Retail	1,462,656	1.2%
Technology Hardware, Storage & Peripherals	2,348,991	2.0%
Textiles, Apparel & Luxury Goods	413,038	0.3%
Tobacco	1,040,726	0.9%
Trading Companies & Distributors	115,463	0.1%
Water Utilities	39,070	NM
Other **	59,980,232	49.8%
Total	$120,391,075	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks (37.1%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	1,092	$9,828
2U, Inc.* (Internet Software & Services)	910	30,976
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,548	42,017
8x8, Inc.* (Software)	2,184	34,616
A. Schulman, Inc. (Chemicals)	728	25,116
A10 Networks, Inc.* (Software)	1,638	13,055
AAON, Inc. (Building Products)	910	30,895
AAR Corp. (Aerospace & Defense)	910	29,111
Aaron’s, Inc. (Specialty Retail)	1,638	50,680
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,638	19,017
ABM Industries, Inc. (Commercial Services & Supplies)	1,274	51,457
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	6,370	15,734
Acacia Research Corp.* (Professional Services)	2,002	11,712
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,638	52,154
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	728	15,252
Acceleron Pharma, Inc.* (Biotechnology)	728	17,676
ACCO Brands Corp.* (Commercial Services & Supplies)	2,548	32,487
Accuray, Inc.* (Health Care Equipment & Supplies)	2,548	14,651
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,366	6,270
Aceto Corp. (Health Care Providers & Services)	728	13,898
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,912	12,143
ACI Worldwide, Inc.* (Software)	2,548	49,431
Acorda Therapeutics, Inc.* (Biotechnology)	1,092	22,386
Actua Corp.* (Internet Software & Services)	1,274	18,218
Actuant Corp. - Class A (Machinery)	1,456	38,074
Acxiom Corp.* (IT Services)	1,820	47,502
ADTRAN, Inc. (Communications Equipment)	1,274	27,901
Aduro Biotech, Inc.* (Biotechnology)	1,092	12,940
Advanced Drainage Systems, Inc. (Building Products)	910	21,931
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	910	53,544
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	14,378	149,101
Advaxis, Inc.* (Biotechnology)	1,274	11,415
Adverum Biotechnologies, Inc.* (Biotechnology)	1,820	5,278
Aegion Corp.* (Construction & Engineering)	910	21,167
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	728	31,959
Aerohive Networks, Inc.* (Communications Equipment)	1,092	6,257
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,456	26,368
Aevi Genomic Medicine, Inc.* (Biotechnology)	1,274	6,064
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	910	15,943
Agenus, Inc.* (Biotechnology)	2,548	10,192
Agree Realty Corp. (Equity Real Estate Investment Trusts)	546	25,607
AgroFresh Solutions, Inc.* (Chemicals)	1,274	3,351
Aimmune Therapeutics, Inc.* (Biotechnology)	910	16,635
Air Methods Corp.* (Health Care Providers & Services)	910	32,487
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,456	23,485
Aircastle, Ltd. (Trading Companies & Distributors)	1,274	28,410
AK Steel Holding Corp.* (Metals & Mining)	5,824	47,058
Akebia Therapeutics, Inc.* (Biotechnology)	1,274	12,778
Albany International Corp. - Class A (Machinery)	728	34,544
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	910	16,744
Alder Biopharmaceuticals, Inc.* (Biotechnology)	1,092	22,441
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,092	48,615
Allegheny Technologies, Inc. (Metals & Mining)	2,548	55,367
ALLETE, Inc. (Electric Utilities)	1,092	71,362
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	1,274	14,345
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	1,638	19,885
Altra Industrial Motion Corp. (Machinery)	728	27,154
AMAG Pharmaceuticals, Inc.* (Biotechnology)	910	21,931
Ambac Financial Group, Inc.* (Insurance)	1,274	26,652
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	728	36,116
Amedisys, Inc.* (Health Care Providers & Services)	728	33,357
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	910	39,066
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,820	37,128
American Eagle Outfitters, Inc. (Specialty Retail)	3,822	57,749
American Equity Investment Life Holding Co. (Insurance)	2,002	47,247
American Outdoor Brands Corp.* (Leisure Products)	1,274	27,135
American Software, Inc. - Class A (Software)	910	9,546
American States Water Co. (Water Utilities)	910	39,840
American Vanguard Corp. (Chemicals)	910	15,652
Ameris Bancorp (Banks)	910	41,041

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Amicus Therapeutics, Inc.* (Biotechnology)	3,458	$19,019
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,730	25,689
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,092	39,148
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,092	17,199
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	2,184	2,140
Amplify Snack Brands, Inc.* (Food Products)	910	8,763
Anavex Life Sciences Corp.* (Biotechnology)	1,638	7,371
Angie’s List, Inc.* (Internet Software & Services)	1,456	9,129
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	910	14,646
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	728	62,244
Anthera Pharmaceuticals, Inc.* (Biotechnology)	2,184	1,184
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	2,912	14,939
Apogee Enterprises, Inc. (Building Products)	728	41,554
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,456	25,349
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	2,184	21,818
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	910	55,010
Aptevo Therapeutics, Inc.* (Biotechnology)	364	724
Aratana Therapeutics, Inc.* (Pharmaceuticals)	1,456	11,633
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	2,002	9,429
ArcBest Corp. (Road & Rail)	728	23,005
Archrock, Inc. (Energy Equipment & Services)	2,002	29,229
Ardelyx, Inc.* (Biotechnology)	1,092	13,104
Arena Pharmaceuticals, Inc.* (Biotechnology)	7,462	11,491
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	910	12,267
Argo Group International Holdings, Ltd. (Insurance)	728	46,556
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	4,186	99,710
Arlington Asset Investment Corp. - Class A (Capital Markets)	728	10,898
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	910	12,540
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	910	19,128
Armstrong Flooring, Inc.* (Building Products)	728	15,310
Array BioPharma, Inc.* (Biotechnology)	4,368	47,480
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	2,002	3,884
Ascena Retail Group, Inc.* (Specialty Retail)	4,186	20,135
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	910	12,230
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	2,366	17,982
Aspen Technology, Inc.* (Software)	1,820	96,660
Asterias Biotherapeutics, Inc.* (Biotechnology)	2,002	8,509
Astoria Financial Corp. (Thrifts & Mortgage Finance)	2,184	41,299
Atara Biotherapeutics, Inc.* (Biotechnology)	728	9,792
Athersys, Inc.* (Biotechnology)	3,822	4,166
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	4,368	10,265
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	1,456	31,158
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	546	28,802
AtriCure, Inc.* (Health Care Equipment & Supplies)	910	14,806
Atwood Oceanics, Inc.* (Energy Equipment & Services)	1,638	19,918
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	1,456	7,790
Avista Corp. (Multi-Utilities)	1,456	56,260
Avon Products, Inc.* (Personal Products)	10,192	59,827
AVX Corp. (Electronic Equipment, Instruments & Components)	1,274	20,639
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	910	13,832
AxoGen, Inc.* (Health Care Equipment & Supplies)	1,092	11,903
Axovant Sciences, Ltd.* (Biotechnology)	910	11,148
AZZ, Inc. (Electrical Equipment)	546	32,514
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	1,456	42,952
B&G Foods, Inc. - Class A (Food Products)	1,456	64,573
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,092	18,171
Balchem Corp. (Chemicals)	728	62,055
Banc of California, Inc. (Banks)	1,274	20,129
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	728	19,802
BancorpSouth, Inc. (Banks)	2,002	59,459
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,456	13,905
Bank of the Ozarks, Inc. (Banks)	1,820	99,862
Bankrate, Inc.* (Internet Software & Services)	1,456	15,870
Banner Corp. (Banks)	728	40,855
Barnes & Noble Education, Inc.* (Specialty Retail)	1,274	12,804
Barnes & Noble, Inc. (Specialty Retail)	1,638	16,708
Barnes Group, Inc. (Machinery)	1,092	52,558
Barracuda Networks, Inc.* (Software)	728	17,101

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Bazaarvoice, Inc.* (Internet Software & Services)	2,912	$13,686
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,274	55,763
Beazer Homes USA, Inc.* (Household Durables)	1,274	18,167
Belden, Inc. (Electronic Equipment, Instruments & Components)	910	69,588
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	2,184	30,248
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,274	38,984
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,820	32,487
Berkshire Hills Bancorp, Inc. (Banks)	728	25,771
BGC Partners, Inc. - Class A (Capital Markets)	4,914	54,398
Big Lots, Inc. (Multiline Retail)	1,092	54,601
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	1,638	10,729
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	3,094	19,492
Bio-Path Holdings, Inc.* (Pharmaceuticals)	3,640	3,458
BioScrip, Inc.* (Health Care Providers & Services)	2,912	3,989
Biostage, Inc.* (Biotechnology)	1	1
BioTelemetry, Inc.* (Health Care Providers & Services)	910	20,976
BioTime, Inc.* (Biotechnology)	3,094	9,684
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	546	19,410
Black Hills Corp. (Multi-Utilities)	1,092	68,305
Blackbaud, Inc. (Software)	1,092	71,646
Blackhawk Network Holdings, Inc.* (IT Services)	1,274	45,482
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	2,548	43,596
Blucora, Inc.* (Internet Software & Services)	1,274	19,237
Blue Hills Bancorp, Inc. (Banks)	728	13,832
Bluebird Bio, Inc.* (Biotechnology)	910	67,795
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	1,456	27,227
BNC Bancorp (Banks)	910	32,078
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	1,274	14,906
Boise Cascade Co.* (Paper & Forest Products)	1,092	27,082
Boston Private Financial Holdings, Inc. (Banks)	2,002	33,033
Bottomline Technologies, Inc.* (Software)	1,092	28,086
Box, Inc.* - Class A (Internet Software & Services)	1,456	24,854
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	2,002	40,681
Brady Corp. - Class A (Commercial Services & Supplies)	1,092	39,694
Briggs & Stratton Corp. (Machinery)	1,092	23,653
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	910	64,482
Brightcove, Inc.* (Internet Software & Services)	1,092	7,862
Bristow Group, Inc. (Energy Equipment & Services)	1,092	19,285
BroadSoft, Inc.* (Software)	728	30,576
Brookline Bancorp, Inc. (Banks)	1,820	28,665
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,820	31,704
Builders FirstSource, Inc.* (Building Products)	2,184	23,500
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	546	36,860
CACI International, Inc.* - Class A (IT Services)	546	67,049
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	1,456	21,840
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,638	14,660
Caesarstone, Ltd.* (Building Products)	546	16,571
CalAmp Corp.* (Communications Equipment)	1,092	16,402
Caleres, Inc. (Specialty Retail)	1,092	33,579
Calgon Carbon Corp. (Chemicals)	1,274	20,193
California Resources Corp.* (Oil, Gas & Consumable Fuels)	910	19,492
California Water Service Group (Water Utilities)	1,092	37,674
Calix, Inc.* (Communications Equipment)	1,456	10,483
Callaway Golf Co. (Leisure Products)	2,366	26,807
Callidus Software, Inc.* (Software)	1,456	26,863
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,912	44,495
Cal-Maine Foods, Inc. (Food Products)	728	30,358
Cambrex Corp.* (Life Sciences Tools & Services)	728	38,184
Cantel Medical Corp. (Health Care Equipment & Supplies)	728	56,354
Capital Senior Living Corp.* (Health Care Providers & Services)	910	15,170
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,912	44,990
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	2,366	25,245
Cardinal Financial Corp. (Banks)	910	28,538
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	910	22,477
Cardtronics PLC* - Class A (IT Services)	1,092	59,601
Career Education Corp.* (Diversified Consumer Services)	2,184	21,338
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,456	22,073
Carpenter Technology Corp. (Metals & Mining)	1,092	43,702
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,274	45,049
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,092	15,670
Cascade Bancorp* (Banks)	1,456	11,604
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	1,274	14,727

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Castlight Health, Inc.* - Class B (Health Care Technology)	1,820	$5,642
Catalent, Inc.* (Pharmaceuticals)	2,184	58,444
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,092	11,237
Cathay General Bancorp, Inc. (Banks)	1,638	59,689
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	1,456	96,403
CBIZ, Inc.* (Professional Services)	1,456	19,074
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	4,004	43,443
CEB, Inc. (Professional Services)	728	55,656
CECO Environmental Corp. (Commercial Services & Supplies)	1,092	14,327
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,366	14,220
Celadon Group, Inc. (Road & Rail)	910	6,916
Celldex Therapeutics, Inc.* (Biotechnology)	2,912	9,493
Cempra, Inc.* (Pharmaceuticals)	1,092	3,440
CenterState Banks, Inc. (Banks)	1,274	31,073
Central European Media Enterprises, Ltd.* - Class A (Media)	3,458	8,991
Central Garden & Pet Co.* - Class A (Household Products)	910	28,010
Central Pacific Financial Corp. (Banks)	728	22,808
Century Aluminum Co.* (Metals & Mining)	1,638	25,225
Cerus Corp.* (Health Care Equipment & Supplies)	2,730	11,630
ChannelAdvisor Corp.* (Internet Software & Services)	728	10,083
Chart Industries, Inc.* (Machinery)	728	28,239
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	910	18,327
Chegg, Inc.* (Diversified Consumer Services)	2,548	18,320
Chemical Financial Corp. (Banks)	1,456	71,970
Chemtura Corp.* (Chemicals)	1,456	48,194
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,456	37,274
Chico’s FAS, Inc. (Specialty Retail)	3,094	41,738
Chimerix, Inc.* (Biotechnology)	2,002	10,891
ChromaDex Corp.* (Life Sciences Tools & Services)	2,002	5,566
Ciena Corp.* (Communications Equipment)	3,094	75,308
Cimpress N.V.* (Internet Software & Services)	546	46,077
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,092	25,061
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,456	87,826
Citizens, Inc.* (Insurance)	1,456	13,483
CLARCOR, Inc. (Machinery)	1,092	90,429
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	3,094	8,013
Cliffs Natural Resources, Inc.* (Metals & Mining)	4,550	39,904
Clovis Oncology, Inc.* (Biotechnology)	910	58,968
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	1,638	27,027
CNO Financial Group, Inc. (Insurance)	4,004	75,715
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	10,738	10,532
CoBiz Financial, Inc. (Banks)	1,092	19,132
Codexis, Inc.* (Chemicals)	1,638	7,781
Coeur Mining, Inc.* (Metals & Mining)	3,640	42,406
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	910	38,039
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	546	86,120
Coherus Biosciences, Inc.* (Biotechnology)	910	25,389
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	910	12,012
Colony Starwood Homes (Equity Real Estate Investment Trusts)	1,456	45,791
Columbia Banking System, Inc. (Banks)	1,274	50,654
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	546	29,686
Comfort Systems USA, Inc. (Construction & Engineering)	910	30,804
Commercial Metals Co. (Metals & Mining)	2,548	52,056
Community Bank System, Inc. (Banks)	910	53,108
Community Health Systems, Inc.* (Health Care Providers & Services)	2,548	16,307
CommVault Systems, Inc.* (Software)	910	44,681
comScore, Inc.* (Internet Software & Services)	1,092	36,637
ConforMIS, Inc.* (Health Care Equipment & Supplies)	1,456	12,085
CONMED Corp. (Health Care Equipment & Supplies)	728	32,462
ConnectOne Bancorp, Inc. (Banks)	910	22,477
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,274	33,519
Continental Building Products, Inc.* (Building Products)	910	21,158
Convergys Corp. (IT Services)	2,002	49,690
Cooper Tire & Rubber Co. (Auto Components)	1,274	46,183
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,366	16,822
Core-Mark Holding Co., Inc. (Distributors)	1,092	38,144
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	728	62,703
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	4,186	2,262
Cornerstone OnDemand, Inc.* (Internet Software & Services)	1,092	44,433
Costamare, Inc. (Marine)	910	4,832
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,732	40,222
Cowen Group, Inc.* - Class A (Capital Markets)	728	10,920
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	910	15,607

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,820	$13,286
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	910	13,168
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,092	20,748
CSG Systems International, Inc. (IT Services)	728	35,235
CTS Corp. (Electronic Equipment, Instruments & Components)	910	19,565
Cubic Corp. (Aerospace & Defense)	546	25,962
Curis, Inc.* (Biotechnology)	5,096	14,626
Curtiss-Wright Corp. (Aerospace & Defense)	910	89,235
Customers Bancorp, Inc.* (Banks)	728	25,087
CVB Financial Corp. (Banks)	2,366	53,330
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	546	29,156
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	3,640	27,555
Cytokinetics, Inc.* (Biotechnology)	1,274	13,313
CytRx Corp.* (Biotechnology)	3,276	1,359
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,456	14,793
Dana Holding Corp. (Auto Components)	3,458	69,644
Darling Ingredients, Inc.* (Food Products)	3,640	43,680
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	910	49,559
Dean Foods Co. (Food Products)	2,184	43,374
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	728	41,933
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	728	12,740
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	910	12,412
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,638	36,691
Deluxe Corp. (Commercial Services & Supplies)	1,092	79,551
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,190	27,437
Denny’s Corp.* (Hotels, Restaurants & Leisure)	2,002	24,364
Depomed, Inc.* (Pharmaceuticals)	1,456	26,339
Destination XL Group, Inc.* (Specialty Retail)	1,638	5,815
DeVry Education Group, Inc. (Diversified Consumer Services)	1,456	48,776
DHI Group, Inc.* (Internet Software & Services)	1,638	9,337
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,730	12,804
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	4,550	51,279
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,456	39,603
Digi International, Inc.* (Communications Equipment)	910	11,876
DigitalGlobe, Inc.* (Aerospace & Defense)	1,456	40,841
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	910	19,474
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,092	27,180
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	1,092	15,004
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	1,092	12,351
Dorman Products, Inc.* (Auto Components)	546	37,685
Douglas Dynamics, Inc. (Machinery)	546	18,455
DSW, Inc. - Class A (Specialty Retail)	1,638	34,660
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	1,638	77,771
Durect Corp.* (Pharmaceuticals)	6,188	6,559
Dycom Industries, Inc.* (Construction & Engineering)	728	58,720
Dynavax Technologies Corp.* (Biotechnology)	1,092	4,477
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	2,730	26,072
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,638	10,942
Eagle Bancorp, Inc.* (Banks)	728	44,590
EarthLink Holdings Corp. (Internet Software & Services)	2,912	18,666
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	728	14,342
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	728	51,521
Ebix, Inc. (Software)	546	30,303
Echo Global Logistics, Inc.* (Air Freight & Logistics)	728	17,290
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	2,002	4,925
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,456	58,546
Egalet Corp.* (Pharmaceuticals)	1,274	6,230
El Paso Electric Co. (Electric Utilities)	910	41,769
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	910	14,105
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	1,274	8,370
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,092	49,074
Ellie Mae, Inc.* (Software)	728	60,235
EMCOR Group, Inc. (Construction & Engineering)	1,274	88,784
EMCORE Corp. (Communications Equipment)	1,274	11,466
Emergent BioSolutions, Inc.* (Biotechnology)	728	22,037
Employers Holdings, Inc. (Insurance)	728	26,536
Encore Capital Group, Inc.* (Consumer Finance)	728	22,532
Endocyte, Inc.* (Pharmaceuticals)	2,002	4,424
Endologix, Inc.* (Health Care Equipment & Supplies)	2,002	13,734
Endurance International Group Holdings, Inc.* (Internet Software & Services)	1,638	12,613

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Energy Recovery, Inc.* (Machinery)	1,274	$13,046
EnerNOC, Inc.* (Software)	1,274	7,262
EnerSys (Electrical Equipment)	910	70,934
Ennis, Inc. (Commercial Services & Supplies)	728	12,303
Enova International, Inc.* (Consumer Finance)	1,092	15,397
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	3,276	61,425
Entercom Communications Corp. - Class A (Media)	910	12,922
Entravision Communications Corp. - Class A (Media)	2,002	10,811
Envestnet, Inc.* (Internet Software & Services)	910	34,398
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	1,638	10,942
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	1,456	7,629
EPAM Systems, Inc.* (IT Services)	1,092	70,281
Epizyme, Inc.* (Biotechnology)	1,274	13,377
Eros International PLC* (Media)	910	10,829
ESCO Technologies, Inc. (Machinery)	546	31,777
Essendant, Inc. (Commercial Services & Supplies)	910	19,010
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,820	62,917
Esterline Technologies Corp.* (Aerospace & Defense)	728	62,353
Ethan Allen Interiors, Inc. (Household Durables)	728	21,185
Etsy, Inc.* (Internet & Direct Marketing Retail)	2,548	32,130
EverBank Financial Corp. (Thrifts & Mortgage Finance)	2,366	45,971
Evercore Partners, Inc. - Class A (Capital Markets)	910	70,480
EVERTEC, Inc. (IT Services)	1,638	27,928
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,274	11,084
Exact Sciences Corp.* (Biotechnology)	2,366	44,836
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,456	14,924
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	6,188	4,140
Exelixis, Inc.* (Biotechnology)	5,278	95,636
ExlService Holdings, Inc.* (IT Services)	728	33,452
Exponent, Inc. (Professional Services)	546	31,695
Express, Inc.* (Specialty Retail)	1,820	19,347
Exterran Corp.* (Energy Equipment & Services)	1,092	33,874
Extreme Networks, Inc.* (Communications Equipment)	3,276	18,116
EZCORP, Inc.* - Class A (Consumer Finance)	1,638	16,216
F.N.B. Corp. (Banks)	4,732	70,696
Fabrinet* (Electronic Equipment, Instruments & Components)	910	38,338
Fair Isaac Corp. (Software)	728	89,762
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	2,002	25,065
Farmers National Banc Corp. (Banks)	910	11,466
FCB Financial Holdings, Inc.* - Class A (Banks)	728	34,180
Federal Signal Corp. (Machinery)	1,638	25,455
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	3,458	26,627
Ferro Corp.* (Chemicals)	2,002	28,308
Ferroglobe PLC (Metals & Mining)	1,820	19,128
FibroGen, Inc.* (Biotechnology)	1,274	28,856
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	728	19,146
Financial Engines, Inc. (Capital Markets)	1,274	49,113
Finisar Corp.* (Communications Equipment)	2,548	75,345
First BanCorp.* (Banks)	3,458	23,238
First Busey Corp. (Banks)	910	26,618
First Commonwealth Financial Corp. (Banks)	2,366	33,408
First Financial Bancorp (Banks)	1,456	40,113
First Financial Bankshares, Inc. (Banks)	1,456	62,098
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,548	65,866
First Merchants Corp. (Banks)	1,092	41,856
First Midwest Bancorp, Inc. (Banks)	1,820	44,190
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	1,638	16,773
FirstCash, Inc. (Consumer Finance)	728	31,086
Five Below, Inc.* (Specialty Retail)	1,274	50,769
Five Prime Therapeutics, Inc.* (Biotechnology)	728	33,350
Five9, Inc.* (Internet Software & Services)	1,092	16,882
Flotek Industries, Inc.* (Chemicals)	1,456	15,390
Fluidigm Corp.* (Life Sciences Tools & Services)	1,092	6,912
Flushing Financial Corp. (Banks)	728	19,802
FNFV Group* (Diversified Financial Services)	1,820	23,659
Forestar Group, Inc.* (Real Estate Management & Development)	1,092	14,251
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,638	20,393
Fortress Biotech, Inc.* (Biotechnology)	2,366	5,797
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	1,456	31,595
Forward Air Corp. (Air Freight & Logistics)	728	35,082
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,092	27,922
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,456	31,755
Fox Factory Holding Corp.* (Auto Components)	728	18,855
Francesca’s Holdings Corp.* (Specialty Retail)	1,274	22,219
Franklin Electric Co., Inc. (Machinery)	1,092	44,062
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,366	30,167

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Fred’s, Inc. - Class A (Multiline Retail)	1,092	$15,910
Fresh Del Monte Produce, Inc. (Food Products)	728	41,678
Freshpet, Inc.* (Food Products)	910	10,147
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,820	12,631
FTI Consulting, Inc.* (Professional Services)	910	38,347
FuelCell Energy, Inc.* (Electrical Equipment)	1,274	1,911
Fulton Financial Corp. (Banks)	3,822	69,560
FutureFuel Corp. (Chemicals)	910	11,821
GAIN Capital Holdings, Inc. (Capital Markets)	1,456	10,935
Galena Biopharma, Inc.* (Biotechnology)	364	601
Gannett Co., Inc. (Media)	2,730	26,263
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	1,274	21,276
GATX Corp. (Trading Companies & Distributors)	910	52,616
GCP Applied Technologies, Inc.* (Chemicals)	1,638	44,144
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	1,456	7,353
Generac Holdings, Inc.* (Electrical Equipment)	1,456	58,619
General Cable Corp. (Electrical Equipment)	1,274	25,862
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	910	18,309
Genesis Healthcare, Inc.* (Health Care Providers & Services)	3,276	13,464
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	1,274	15,454
Gentherm, Inc.* (Auto Components)	910	32,214
Genworth Financial, Inc.* - Class A (Insurance)	11,830	39,749
Geron Corp.* (Biotechnology)	4,732	9,843
Getty Realty Corp. (Equity Real Estate Investment Trusts)	728	18,775
Gibraltar Industries, Inc.* (Building Products)	728	31,959
Gigamon, Inc.* (Software)	728	24,133
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	2,912	7,513
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	910	23,897
Glacier Bancorp, Inc. (Banks)	1,820	64,665
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	728	14,298
Global Eagle Entertainment, Inc.* (Media)	1,638	10,090
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	4,004	31,031
Globalstar, Inc.* (Diversified Telecommunication Services)	11,284	17,829
Globant SA* (Software)	728	24,133
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,638	43,178
Glu Mobile, Inc.* (Software)	4,004	9,209
GNC Holdings, Inc. - Class A (Specialty Retail)	1,638	14,529
Gogo, Inc.* (Internet Software & Services)	1,638	14,988
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	2,184	56,478
Gold Resource Corp. (Metals & Mining)	2,366	12,729
GoPro, Inc.* - Class A (Household Durables)	2,548	27,391
Government Properties Income Trust (Equity Real Estate Investment Trusts)	1,638	31,548
Gramercy Property Trust (Equity Real Estate Investment Trusts)	3,094	81,495
Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,092	64,405
Granite Construction, Inc. (Construction & Engineering)	910	51,078
Gray Television, Inc.* (Media)	1,638	19,410
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	2,184	11,357
Great Western Bancorp, Inc. (Banks)	1,274	54,464
Green Brick Partners, Inc.* (Household Durables)	1,092	10,483
Green Dot Corp.* - Class A (Consumer Finance)	1,092	29,266
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	910	20,475
Greenhill & Co., Inc. (Capital Markets)	728	21,512
Greenlight Capital Re, Ltd.* - Class A (Insurance)	910	20,566
Greif, Inc. - Class A (Containers & Packaging)	728	41,918
Griffon Corp. (Building Products)	910	23,160
GrubHub, Inc.* (Internet Software & Services)	1,820	75,621
GTT Communications, Inc.* (Internet Software & Services)	728	20,566
GUESS?, Inc. (Specialty Retail)	1,456	18,593
Guidance Software, Inc.* (Software)	1,092	7,928
H&E Equipment Services, Inc. (Trading Companies & Distributors)	910	23,533
H.B. Fuller Co. (Chemicals)	1,092	53,912
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,274	50,782
Halozyme Therapeutics, Inc.* (Biotechnology)	2,730	31,532
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,092	42,009
Hancock Holding Co. (Banks)	1,820	83,447
Hanmi Financial Corp. (Banks)	910	30,167
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	910	16,635
Harmonic, Inc.* (Communications Equipment)	3,094	16,398
Harsco Corp.* (Machinery)	2,366	31,586
Hawaiian Holdings, Inc.* (Airlines)	1,274	64,910
HC2 Holdings, Inc. (Construction & Engineering)	1,638	10,893
Headwaters, Inc.* (Construction Materials)	1,820	42,169
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,366	71,476

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,638	$65,111
HealthEquity, Inc.* (Health Care Providers & Services)	1,092	50,505
HealthSouth Corp. (Health Care Providers & Services)	2,002	77,717
HealthStream, Inc.* (Health Care Technology)	728	16,715
Heartland Express, Inc. (Road & Rail)	1,274	26,244
Hecla Mining Co. (Metals & Mining)	8,736	56,259
Helen of Troy, Ltd.* (Household Durables)	546	50,941
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,730	23,150
Heritage Commerce Corp. (Banks)	910	12,776
Heritage Financial Corp. (Banks)	910	23,205
Heritage Insurance Holdings, Inc. (Insurance)	910	12,904
Heritage Oaks Bancorp (Banks)	1,092	14,786
Herman Miller, Inc. (Commercial Services & Supplies)	1,456	45,427
Heron Therapeutics, Inc.* (Biotechnology)	910	11,830
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,092	21,829
HFF, Inc. - Class A (Real Estate Management & Development)	910	27,009
Hibbett Sports, Inc.* (Specialty Retail)	546	18,018
Hill International, Inc.* (Professional Services)	1,638	8,845
Hillenbrand, Inc. (Machinery)	1,274	46,565
Hilltop Holdings, Inc. (Banks)	1,820	49,832
HMS Holdings Corp.* (Health Care Technology)	2,002	36,356
HNI Corp. (Commercial Services & Supplies)	1,092	55,048
Home BancShares, Inc. (Banks)	2,730	73,546
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	728	19,074
Hope Bancorp, Inc. (Banks)	1,820	38,056
Horace Mann Educators Corp. (Insurance)	910	37,629
Horizon Pharma PLC* (Pharmaceuticals)	3,640	59,587
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	1,092	7,917
Hortonworks, Inc.* (Internet Software & Services)	1,274	12,358
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	2,912	32,906
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	5,096	12,078
HRG Group, Inc.* (Household Products)	2,730	45,946
HSN, Inc. (Internet & Direct Marketing Retail)	728	25,662
Hub Group, Inc.* - Class A (Air Freight & Logistics)	728	32,287
Hubspot, Inc.* (Software)	728	37,346
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,820	64,446
IBERIABANK Corp. (Banks)	910	74,757
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,456	14,982
IDACORP, Inc. (Electric Utilities)	1,092	87,382
Idera Pharmaceuticals, Inc.* (Biotechnology)	4,732	6,625
Ignyta, Inc.* (Biotechnology)	1,456	7,134
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,456	53,144
ILG, Inc. (Hotels, Restaurants & Leisure)	2,548	48,285
IMAX Corp.* (Media)	1,456	47,466
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	1,274	13,109
ImmunoGen, Inc.* (Biotechnology)	3,094	7,240
Immunomedics, Inc.* (Biotechnology)	3,640	16,380
Impax Laboratories, Inc.* (Pharmaceuticals)	1,638	21,540
Imperva, Inc.* (Software)	728	30,394
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	910	48,230
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	1,456	9,231
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,456	13,439
Independent Bank Corp. (Banks)	546	34,043
Infinera Corp.* (Communications Equipment)	3,276	29,517
Infinity Pharmaceuticals, Inc.* (Biotechnology)	4,368	9,042
Information Services Group, Inc.* (IT Services)	1,820	6,006
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	1,092	17,996
Ingevity Corp.* (Chemicals)	1,092	60,704
InnerWorkings, Inc.* (Commercial Services & Supplies)	1,274	12,243
Innospec, Inc. (Chemicals)	546	38,957
Innoviva, Inc.* (Pharmaceuticals)	2,002	21,221
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,820	12,012
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	910	41,696
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	910	33,788
Insmed, Inc.* (Biotechnology)	1,638	24,193
Insulet Corp.* (Health Care Equipment & Supplies)	1,274	52,998
Insys Therapeutics, Inc.* (Biotechnology)	910	9,318
Integer Holdings Corp.* (Health Care Equipment & Supplies)	728	23,587
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,456	60,759
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,912	73,353
Inteliquent, Inc. (Diversified Telecommunication Services)	910	20,839
Intelsat S.A.* (Diversified Telecommunication Services)	2,366	8,541
InterDigital, Inc. (Communications Equipment)	728	67,995
Interface, Inc. (Commercial Services & Supplies)	1,638	29,812
International Bancshares Corp. (Banks)	1,274	47,265

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	364	$6,326
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	728	26,681
Intersect ENT, Inc.* (Pharmaceuticals)	910	12,285
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	3,094	69,398
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	910	13,140
Invacare Corp. (Health Care Equipment & Supplies)	1,092	12,558
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	2,366	29,954
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,548	37,124
Investment Technology Group, Inc. (Capital Markets)	910	18,309
Investors Bancorp, Inc. (Banks)	6,552	94,021
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	3,276	21,097
Invitae Corp.* (Biotechnology)	910	7,617
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	1,456	6,916
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,184	22,058
iRobot Corp.* (Household Durables)	728	44,088
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	3,094	44,492
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	728	17,334
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	2,002	22,462
Itron, Inc.* (Electronic Equipment, Instruments & Components)	728	44,918
Ixia* (Communications Equipment)	1,820	35,399
IXYS Corp. (Semiconductors & Semiconductor Equipment)	910	11,011
j2 Global, Inc. (Internet Software & Services)	1,092	91,520
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	728	78,567
Janus Capital Group, Inc. (Capital Markets)	3,276	40,950
Jive Software, Inc.* (Software)	2,366	8,991
John Bean Technologies Corp. (Machinery)	728	62,863
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,638	7,289
Joy Global, Inc. (Machinery)	2,184	61,414
K12, Inc.* (Diversified Consumer Services)	1,092	21,764
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	728	14,793
Kaman Corp. - Class A (Trading Companies & Distributors)	728	36,786
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,002	48,008
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,092	11,302
KB Home (Household Durables)	2,002	32,793
KCG Holdings, Inc.* - Class A (Capital Markets)	1,456	20,340
Kearny Financial Corp. (Thrifts & Mortgage Finance)	2,184	33,306
Kelly Services, Inc. - Class A (Professional Services)	910	20,375
Kemper Corp. (Insurance)	910	39,312
Kennametal, Inc. (Machinery)	1,820	65,047
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	2,002	40,941
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	2,366	11,806
Kforce, Inc. (Professional Services)	728	16,744
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	910	15,561
Kimball International, Inc. - Class B (Commercial Services & Supplies)	1,092	18,269
Kindred Healthcare, Inc. (Health Care Providers & Services)	2,184	14,524
Kite Pharma, Inc.* (Biotechnology)	910	46,383
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,820	43,716
KLX, Inc.* (Aerospace & Defense)	1,274	62,413
Knight Transportation, Inc. (Road & Rail)	1,638	54,709
Knoll, Inc. (Commercial Services & Supplies)	1,092	28,512
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,184	39,356
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	3,094	9,870
Korn/Ferry International (Professional Services)	1,456	42,297
Kraton Performance Polymers, Inc.* (Chemicals)	728	19,554
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	2,002	16,496
Kronos Worldwide, Inc. (Chemicals)	1,274	16,842
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	2,184	30,860
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,127	15,282
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	3,822	8,791
Lakeland Bancorp, Inc. (Banks)	1,092	20,257
Landec Corp.* (Food Products)	910	11,466
Lannett Co., Inc.* (Pharmaceuticals)	728	14,669
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	2,366	71,382
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,276	23,554
La-Z-Boy, Inc. (Household Durables)	1,092	31,231
LCI Industries (Auto Components)	546	59,924
LegacyTexas Financial Group, Inc. (Banks)	1,092	45,121
LendingClub Corp.* (Consumer Finance)	7,644	47,162
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,274	18,256
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,278	56,580
Liberty Braves Group* - Class C (Media)	910	18,182

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Liberty Media Group* - Class A (Media)	728	$21,097
Liberty Media Group* - Class C (Media)	1,274	36,615
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	1,638	29,402
LifeLock, Inc.* (Diversified Consumer Services)	2,002	47,968
Limelight Networks, Inc.* (Internet Software & Services)	4,550	9,965
Lion Biotechnologies, Inc.* (Biotechnology)	1,456	10,556
Lionbridge Technologies, Inc.* (IT Services)	2,184	12,492
Liquidity Services, Inc.* (Internet Software & Services)	1,092	10,647
Lithia Motors, Inc. - Class A (Specialty Retail)	546	56,303
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	546	86,109
LivePerson, Inc.* (Internet Software & Services)	1,820	13,286
LogMeIn, Inc. (Internet Software & Services)	546	59,023
Louisiana-Pacific Corp.* (Paper & Forest Products)	3,276	62,669
LSI Industries, Inc. (Electrical Equipment)	910	8,663
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	910	42,470
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	910	14,251
Lumentum Holdings, Inc.* (Communications Equipment)	1,274	48,348
Luminex Corp.* (Life Sciences Tools & Services)	1,092	22,080
M.D.C. Holdings, Inc. (Household Durables)	910	24,606
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	546	25,962
M/I Homes, Inc.* (Household Durables)	728	18,302
Macatawa Bank Corp. (Banks)	1,274	13,020
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	2,002	56,096
MacroGenics, Inc.* (Biotechnology)	910	16,808
Magellan Health, Inc.* (Health Care Providers & Services)	546	40,923
Maiden Holdings, Ltd. (Insurance)	1,638	29,075
MainSource Financial Group, Inc. (Banks)	728	23,922
MannKind Corp.* (Biotechnology)	10,374	7,303
ManTech International Corp. - Class A (IT Services)	546	21,261
Marchex, Inc.* - Class B (Internet Software & Services)	2,002	5,425
MarineMax, Inc.* (Specialty Retail)	728	15,616
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	546	47,218
Marten Transport, Ltd. (Road & Rail)	728	16,635
Masimo Corp.* (Health Care Equipment & Supplies)	910	66,958
Masonite International Corp.* (Building Products)	728	48,485
MasTec, Inc.* (Construction & Engineering)	1,638	61,016
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,820	47,921
Matrix Service Co.* (Energy Equipment & Services)	910	20,384
Matson, Inc. (Marine)	1,092	38,941
Matthews International Corp. - Class A (Commercial Services & Supplies)	728	49,104
MAXIMUS, Inc. (IT Services)	1,456	80,285
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,456	37,244
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,456	6,931
MB Financial, Inc. (Banks)	1,638	72,940
MBIA, Inc.* (Insurance)	3,276	33,415
McDermott International, Inc.* (Energy Equipment & Services)	5,824	47,174
McGrath RentCorp (Commercial Services & Supplies)	546	20,901
MDC Partners, Inc. - Class A (Media)	1,274	8,154
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,278	67,295
MediciNova, Inc.* (Biotechnology)	1,274	7,083
Medidata Solutions, Inc.* (Health Care Technology)	1,274	63,113
MeetMe, Inc.* (Internet Software & Services)	1,820	8,954
Mentor Graphics Corp. (Software)	2,366	87,329
Mercury Systems, Inc.* (Aerospace & Defense)	910	30,685
Meredith Corp. (Media)	910	55,782
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	1,274	24,015
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,092	14,305
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,092	27,737
Meritage Homes Corp.* (Household Durables)	910	33,443
Meritor, Inc.* (Machinery)	2,366	34,141
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	3,276	10,188
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	910	38,266
MGE Energy, Inc. (Electric Utilities)	728	46,337
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	7,826	83,347
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	2,548	135,427
MiMedx Group, Inc.* (Biotechnology)	2,730	22,058
Minerals Technologies, Inc. (Chemicals)	728	58,349
Mitek System, Inc.* (Software)	1,274	8,408
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,274	83,957
Mobile Mini, Inc. (Commercial Services & Supplies)	1,092	35,545
MobileIron, Inc.* (Software)	2,366	10,292
Model N, Inc.* (Software)	728	6,406

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Modine Manufacturing Co.* (Auto Components)	1,456	$19,802
Molina Healthcare, Inc.* (Health Care Providers & Services)	910	51,615
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,820	34,398
MoneyGram International, Inc.* (IT Services)	1,274	16,180
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,638	23,915
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	3,822	38,870
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	910	79,388
Monotype Imaging Holdings, Inc. (Software)	1,092	23,915
Monro Muffler Brake, Inc. (Specialty Retail)	728	43,607
Moog, Inc.* - Class A (Aerospace & Defense)	728	47,953
MRC Global, Inc.* (Trading Companies & Distributors)	2,184	44,881
MSA Safety, Inc. (Commercial Services & Supplies)	728	51,943
MSG Networks, Inc.* - Class A (Media)	1,456	33,779
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	1,274	20,257
Mueller Industries, Inc. (Machinery)	1,274	51,291
Mueller Water Products, Inc. - Class A (Machinery)	3,640	48,994
Myriad Genetics, Inc.* (Biotechnology)	1,456	23,558
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	728	18,717
Natera, Inc.* (Biotechnology)	910	8,154
National Bank Holdings Corp. (Banks)	728	23,660
National CineMedia, Inc. (Media)	1,638	24,013
National General Holdings Corp. (Insurance)	1,274	31,200
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	910	67,331
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	728	16,198
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	1,092	19,809
Natus Medical, Inc.* (Health Care Equipment & Supplies)	728	28,428
Nautilus, Inc.* (Leisure Products)	910	15,789
Navigant Consulting, Inc.* (Professional Services)	1,274	31,468
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	4,368	8,124
Navistar International Corp.* (Machinery)	1,456	39,705
NBT Bancorp, Inc. (Banks)	1,092	44,488
NCI Building Systems, Inc.* (Building Products)	910	14,560
Nektar Therapeutics* (Pharmaceuticals)	2,912	35,264
Neogen Corp.* (Health Care Equipment & Supplies)	910	60,096
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,638	13,202
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	1,092	11,957
NETGEAR, Inc.* (Communications Equipment)	728	41,423
NetScout Systems, Inc.* (Communications Equipment)	2,184	72,727
NeuStar, Inc.* - Class A (IT Services)	1,274	42,297
Nevro Corp.* (Health Care Equipment & Supplies)	546	47,513
New Jersey Resources Corp. (Gas Utilities)	1,820	68,614
New Media Investment Group, Inc. (Media)	1,092	16,642
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	4,914	74,447
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	2,002	20,040
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,912	18,666
Newpark Resources, Inc.* (Energy Equipment & Services)	2,548	19,237
NewStar Financial, Inc.* (Diversified Financial Services)	910	8,081
Nexstar Broadcasting Group, Inc. - Class A (Media)	728	47,611
NIC, Inc. (Internet Software & Services)	1,456	35,090
NII Holdings, Inc.* (Wireless Telecommunication Services)	2,366	6,684
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	1,820	15,597
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,820	19,656
NN, Inc. (Machinery)	728	14,087
Nobilis Health Corp.* (Health Care Providers & Services)	2,912	6,261
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,184	18,870
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,820	6,552
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,092	19,711
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	1,638	19,672
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	2,366	40,388
Northwest Natural Gas Co. (Gas Utilities)	546	32,159
NorthWestern Corp. (Multi-Utilities)	1,092	62,364
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	910	20,339
Novavax, Inc.* (Biotechnology)	6,188	8,106
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,456	9,246
NOW, Inc.* (Trading Companies & Distributors)	2,366	50,301
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	1,092	17,745

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	1,638	$27,764
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	728	24,060
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,092	77,281
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	1,456	39,166
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,004	56,617
Oclaro, Inc.* (Communications Equipment)	2,912	28,567
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	4,914	25,897
Office Depot, Inc. (Specialty Retail)	12,740	56,692
OFG Bancorp (Banks)	1,456	19,292
Oil States International, Inc.* (Energy Equipment & Services)	1,274	50,324
Old National Bancorp (Banks)	3,094	54,919
Old Second Bancorp, Inc. (Banks)	1,274	13,759
Olin Corp. (Chemicals)	3,640	95,404
OM Asset Management PLC (Capital Markets)	1,092	15,397
Omeros Corp.* (Pharmaceuticals)	1,092	10,581
Omnicell, Inc.* (Health Care Technology)	910	32,669
OMNOVA Solutions, Inc.* (Chemicals)	1,456	13,250
On Assignment, Inc.* (Professional Services)	1,092	49,446
On Deck Capital, Inc.* (Diversified Financial Services)	1,820	9,155
ONE Gas, Inc. (Gas Utilities)	1,092	70,565
Ophthotech Corp.* (Biotechnology)	728	3,465
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,820	16,052
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,820	14,869
Organovo Holdings, Inc.* (Biotechnology)	3,094	11,417
Orion Marine Group, Inc.* (Construction & Engineering)	1,456	15,288
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,092	18,946
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	910	48,868
Otonomy, Inc.* (Biotechnology)	728	10,665
Otter Tail Corp. (Electric Utilities)	910	34,444
OvaScience, Inc.* (Biotechnology)	1,456	2,300
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,092	5,362
Owens & Minor, Inc. (Health Care Providers & Services)	1,456	52,241
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	910	12,294
P.H. Glatfelter Co. (Paper & Forest Products)	1,092	26,656
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,002	9,650
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	1,456	10,338
Pacific Premier Bancorp, Inc.* (Banks)	728	28,647
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	910	34,990
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	546	46,530
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	910	13,222
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,092	77,411
Park Sterling Corp. (Banks)	1,638	19,165
Parker Drilling Co.* (Energy Equipment & Services)	4,368	11,138
Parkway, Inc.* (Equity Real Estate Investment Trusts)	546	11,624
Party City Holdco, Inc.* (Specialty Retail)	910	13,150
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	1,456	28,741
Paycom Software, Inc.* (Software)	1,092	50,494
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,092	80,743
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	910	20,484
PDL BioPharma, Inc. (Biotechnology)	4,914	10,811
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,638	48,993
Pegasystems, Inc. (Software)	910	35,308
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,820	25,080
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,638	29,337
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,638	27,764
Penumbra, Inc.* (Health Care Equipment & Supplies)	546	39,066
Perficient, Inc.* (IT Services)	910	16,134
Performance Food Group Co.* (Food & Staples Retailing)	910	20,157
PGT, Inc.* (Building Products)	1,456	16,744
PharmAthene, Inc.* (Biotechnology)	3,094	9,591
PharMerica Corp.* (Health Care Providers & Services)	728	18,054
PHH Corp.* (Thrifts & Mortgage Finance)	1,456	21,228
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,820	20,930
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,094	57,394
Pier 1 Imports, Inc. (Specialty Retail)	2,366	17,201
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,638	25,225
Pinnacle Financial Partners, Inc. (Banks)	910	60,834
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,366	14,906
Planet Payment, Inc.* (IT Services)	1,820	7,680
Plantronics, Inc. (Communications Equipment)	728	41,190
Plexus Corp.* (Electronic Equipment, Instruments & Components)	728	39,530
Plug Power, Inc.* (Electrical Equipment)	6,188	6,559

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Ply Gem Holdings, Inc.* (Building Products)	728	$11,757
PNM Resources, Inc. (Electric Utilities)	1,820	62,608
PolyOne Corp. (Chemicals)	1,820	62,080
Portland General Electric Co. (Electric Utilities)	2,002	87,307
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,274	34,717
Potbelly Corp.* (Hotels, Restaurants & Leisure)	910	11,830
Potlatch Corp. (Equity Real Estate Investment Trusts)	910	37,492
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	728	51,688
PRA Group, Inc.* (Consumer Finance)	1,092	43,462
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	546	31,990
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	728	9,857
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,092	57,614
Primerica, Inc. (Insurance)	1,092	82,390
Primoris Services Corp. (Construction & Engineering)	1,092	27,103
PrivateBancorp, Inc. (Banks)	1,820	99,480
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,366	21,105
Progress Software Corp. (Software)	1,274	35,697
Proofpoint, Inc.* (Software)	910	72,946
PROS Holdings, Inc.* (Software)	728	16,293
Prosperity Bancshares, Inc. (Banks)	1,456	105,748
Prothena Corp. PLC* (Biotechnology)	910	44,554
Proto Labs, Inc.* (Machinery)	546	28,665
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,456	38,540
PTC Therapeutics, Inc.* (Biotechnology)	1,274	16,689
Puma Biotechnology, Inc.* (Biotechnology)	728	23,587
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,638	18,624
Q2 Holdings, Inc.* (Internet Software & Services)	728	23,114
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,092	55,026
Quad/Graphics, Inc. (Commercial Services & Supplies)	728	19,066
Quality Systems, Inc.* (Health Care Technology)	1,456	21,855
Qualys, Inc.* (Software)	728	26,135
Quanex Building Products Corp. (Building Products)	910	17,973
Quidel Corp.* (Health Care Equipment & Supplies)	728	13,817
QuinStreet, Inc.* (Internet Software & Services)	2,184	7,644
Quorum Health Corp.* (Health Care Providers & Services)	1,092	9,599
Quotient Technology, Inc.* (Internet Software & Services)	1,638	17,445
Radian Group, Inc. (Thrifts & Mortgage Finance)	4,914	90,419
Radiant Logistics, Inc.* (Air Freight & Logistics)	2,002	7,347
Radio One, Inc.* - Class D (Media)	1,820	5,460
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	1,638	7,224
Radius Health, Inc.* (Biotechnology)	728	31,683
RadNet, Inc.* (Health Care Providers & Services)	1,638	9,500
RAIT Financial Trust (Equity Real Estate Investment Trusts)	3,276	11,335
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,548	33,073
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,820	29,593
Raven Industries, Inc. (Industrial Conglomerates)	910	22,796
Rayonier Advanced Materials, Inc. (Chemicals)	1,274	17,288
RBC Bearings, Inc.* (Machinery)	546	50,576
Real Industry, Inc.* (Metals & Mining)	1,092	5,897
RealNetworks, Inc.* (Internet Software & Services)	1,456	7,790
RealPage, Inc.* (Software)	1,274	38,984
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	728	17,093
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,820	28,210
Regis Corp.* (Diversified Consumer Services)	1,092	15,201
Regulus Therapeutics, Inc.* (Biotechnology)	1,638	1,966
Renasant Corp. (Banks)	910	36,218
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,456	12,667
Rent-A-Center, Inc. (Specialty Retail)	1,456	13,046
Repligen Corp.* (Biotechnology)	910	27,336
Republic First Bancorp, Inc.* (Banks)	1,820	13,741
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	910	7,480
Resources Connection, Inc. (Professional Services)	1,092	18,236
Restoration Hardware, Inc.* (Specialty Retail)	910	24,588
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,184	46,301
RetailMeNot, Inc.* (Internet Software & Services)	1,274	11,530
Retrophin, Inc.* (Biotechnology)	910	17,854
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,638	37,199
Rexnord Corp.* (Machinery)	2,002	44,224
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,822	7,950
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,274	16,817
RingCentral, Inc.* - Class A (Software)	1,456	33,998
RLI Corp. (Insurance)	910	54,072
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,730	63,363

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Roadrunner Transportation Systems, Inc.* (Road & Rail)	1,274	$10,090
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,638	9,517
RPX Corp.* (Professional Services)	1,456	15,812
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	1,820	77,459
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	2,366	7,690
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	2,366	4,637
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	910	20,885
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	728	23,842
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	910	15,607
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	910	55,674
S&T Bancorp, Inc. (Banks)	910	34,234
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,638	41,605
Sage Therapeutics, Inc.* (Biotechnology)	728	34,929
Saia, Inc.* (Road & Rail)	728	34,980
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	1,638	21,720
Sandy Spring Bancorp, Inc. (Banks)	546	22,370
Sangamo BioSciences, Inc.* (Biotechnology)	2,184	7,644
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,638	63,800
Sapiens International Corp. N.V. (Software)	910	12,158
Sarepta Therapeutics, Inc.* (Biotechnology)	1,092	33,918
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	546	21,594
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	728	17,217
Scholastic Corp. (Media)	728	33,328
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	728	32,272
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,274	12,931
Science Applications International Corp. (IT Services)	910	74,092
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,456	24,752
Scorpio Bulkers, Inc.* (Marine)	2,366	16,917
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	4,368	16,729
Seacoast Banking Corp. of Florida* (Banks)	910	19,820
Seadrill, Ltd.* (Energy Equipment & Services)	9,100	17,017
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,638	29,664
Select Comfort Corp.* (Specialty Retail)	1,092	22,037
Select Income REIT (Equity Real Estate Investment Trusts)	1,456	36,415
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,548	31,723
Selective Insurance Group, Inc. (Insurance)	1,274	53,126
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,092	43,352
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,456	47,975
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,638	4,554
Sensient Technologies Corp. (Chemicals)	910	69,843
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,274	5,899
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	546	22,277
ServiceSource International, Inc.* (IT Services)	2,366	12,540
ServisFirst Bancshares, Inc. (Banks)	1,092	43,724
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,092	29,757
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	1,456	21,840
ShoreTel, Inc.* (Communications Equipment)	2,002	13,914
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	728	37,369
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	1,456	8,882
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	910	59,332
Silver Bay Realty Trust Corp. (Equity Real Estate Investment Trusts)	910	15,334
Silver Spring Networks, Inc.* (Software)	1,092	13,956
Simmons First National Corp. - Class A (Banks)	728	43,789
Simpson Manufacturing Co., Inc. (Building Products)	910	39,603
Sinclair Broadcast Group, Inc. - Class A (Media)	1,456	49,139
SkyWest, Inc. (Airlines)	1,274	45,100
Smart & Final Stores, Inc.* (Food & Staples Retailing)	728	10,447
Snyder’s-Lance, Inc. (Food Products)	1,820	69,851
Sonic Automotive, Inc. - Class A (Specialty Retail)	910	21,294
Sonic Corp. (Hotels, Restaurants & Leisure)	1,092	27,191
Sonus Networks, Inc.* (Communications Equipment)	1,456	9,289
Sorrento Therapeutics, Inc.* (Biotechnology)	1,274	6,880
Sotheby’s* - Class A (Diversified Consumer Services)	1,274	50,590
South Jersey Industries, Inc. (Gas Utilities)	1,820	60,060
South State Corp. (Banks)	546	48,812
Southside Bancshares, Inc. (Banks)	728	24,868
Southwest Gas Corp. (Gas Utilities)	1,092	87,982
Spartan Motors, Inc. (Auto Components)	1,456	11,502
SpartanNash Co. (Food & Staples Retailing)	910	34,453

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,002	$9,329
Spire, Inc. (Gas Utilities)	910	59,150
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	1,092	8,124
SPX Corp.* (Machinery)	1,092	27,245
SPX FLOW, Inc.* (Machinery)	910	31,750
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,638	16,216
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,638	37,903
Stage Stores, Inc. (Specialty Retail)	1,456	4,077
State Bank Financial Corp. (Banks)	910	24,060
State National Cos., Inc. (Insurance)	1,092	15,026
Steelcase, Inc. - Class A (Commercial Services & Supplies)	2,002	33,634
Stein Mart, Inc. (Specialty Retail)	1,274	4,663
Sterling Bancorp (Banks)	2,912	69,451
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,456	51,251
Stewart Information Services Corp. (Insurance)	546	23,849
Stifel Financial Corp.* (Capital Markets)	1,456	73,281
Stillwater Mining Co.* (Metals & Mining)	2,912	49,504
Stoneridge, Inc.* (Auto Components)	910	14,933
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	1,274	25,123
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	910	10,147
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	2,184	34,573
Summit Materials, Inc.* - Class A (Construction Materials)	1,456	36,546
Sun Hydraulics Corp. (Machinery)	546	21,392
SunCoke Energy, Inc.* (Metals & Mining)	2,002	17,658
Sunrun, Inc.* (Electrical Equipment)	2,002	10,591
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	4,914	72,333
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	910	24,070
Superior Industries International, Inc. (Auto Components)	728	16,780
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,274	34,462
SUPERVALU, Inc.* (Food & Staples Retailing)	6,370	24,970
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	728	41,132
Swift Transportation Co.* (Road & Rail)	1,820	41,551
Sykes Enterprises, Inc.* (IT Services)	910	25,416
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	910	51,306
Synchronoss Technologies, Inc.* (Software)	910	35,053
Synergy Pharmaceuticals, Inc.* (Biotechnology)	4,914	34,742
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	4,368	37,608
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	728	87,490
Syntel, Inc. (IT Services)	728	15,332
Synthetic Biologics, Inc.* (Biotechnology)	3,822	3,241
Tailored Brands, Inc. (Specialty Retail)	1,456	30,940
Take-Two Interactive Software, Inc.* (Software)	1,820	97,644
Tangoe, Inc.* (Software)	1,092	7,950
TASER International, Inc.* (Aerospace & Defense)	1,274	31,825
Taylor Morrison Home Corp.* - Class A (Household Durables)	910	17,654
Team Health Holdings, Inc.* (Health Care Providers & Services)	1,456	63,278
Team, Inc.* (Commercial Services & Supplies)	728	24,461
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	728	62,288
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,456	14,633
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	3,822	9,364
Teledyne Technologies, Inc.* (Aerospace & Defense)	728	89,450
Telenav, Inc.* (Software)	1,456	12,958
Teligent, Inc.* (Pharmaceuticals)	1,638	11,466
Tenneco, Inc.* (Auto Components)	1,274	85,931
TerraForm Global, Inc. - Class A (Independent Power & Renewable Electricity Producers)	3,458	15,215
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	2,366	28,084
TerraVia Holdings, Inc.* (Chemicals)	3,458	3,355
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	1,092	29,691
TESARO, Inc.* (Biotechnology)	546	88,911
Tesco Corp.* (Energy Equipment & Services)	1,456	12,522
Tessera Holding Corp. (Semiconductors & Semiconductor Equipment)	1,092	49,358
Tetra Tech, Inc. (Commercial Services & Supplies)	1,274	55,674
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,366	11,735
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	1,820	6,971
Texas Capital Bancshares, Inc.* (Banks)	1,092	90,090
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,456	67,909
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	910	13,104
TG Therapeutics, Inc.* (Biotechnology)	1,456	6,989
The Advisory Board Co.* (Professional Services)	910	41,405
The Andersons, Inc. (Food & Staples Retailing)	728	27,482
The Bancorp, Inc.* (Banks)	1,456	8,721
The Brink’s Co. (Commercial Services & Supplies)	1,092	48,594
The Buckle, Inc. (Specialty Retail)	728	15,397

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
The Cato Corp. - Class A (Specialty Retail)	728	$18,484
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,092	65,804
The Chemours Co. (Chemicals)	4,186	110,595
The E.W. Scripps Co.* - Class A (Media)	1,456	28,363
The Ensign Group, Inc. (Health Care Providers & Services)	1,274	25,913
The Finish Line, Inc. - Class A (Specialty Retail)	1,092	18,782
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,638	68,010
The Greenbrier Cos., Inc. (Machinery)	728	31,850
The Hackett Group, Inc. (IT Services)	728	11,830
The KEYW Holding Corp.* (Aerospace & Defense)	1,274	12,753
The Manitowoc Co., Inc.* (Machinery)	3,458	23,618
The Medicines Co.* (Pharmaceuticals)	1,456	52,489
The New York Times Co. - Class A (Media)	2,912	39,312
The Rubicon Project, Inc.* (Software)	1,092	9,249
The Spectranetics Corp.* (Health Care Equipment & Supplies)	1,092	28,228
The St Joe Co.* (Real Estate Management & Development)	1,274	21,467
TherapeuticsMD, Inc.* (Pharmaceuticals)	3,640	21,148
Theravance Biopharma, Inc.* (Pharmaceuticals)	910	27,264
Thermon Group Holdings, Inc.* (Electrical Equipment)	910	18,892
Third Point Reinsurance, Ltd.* (Insurance)	1,820	20,839
Tidewater, Inc.* (Energy Equipment & Services)	2,002	4,404
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	1,274	23,200
Tile Shop Holdings, Inc.* (Specialty Retail)	910	17,381
Time, Inc. (Media)	2,366	45,546
TimkenSteel Corp.* (Metals & Mining)	1,274	21,480
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	1,456	9,537
Titan International, Inc. (Machinery)	1,638	21,769
Tivity Health, Inc.* (Health Care Providers & Services)	1,092	28,010
TiVo Corp.* (Software)	2,912	55,037
TopBuild Corp.* (Household Durables)	910	33,770
TowneBank (Banks)	1,274	41,023
TransEnterix, Inc.* (Health Care Equipment & Supplies)	4,732	6,956
Travelport Worldwide, Ltd. (IT Services)	2,730	39,203
Tredegar Corp. (Chemicals)	728	16,198
Trevena, Inc.* (Biotechnology)	1,638	11,433
Trex Co., Inc.* (Building Products)	728	49,306
TRI Pointe Group, Inc.* (Household Durables)	3,458	42,430
TriMas Corp.* (Machinery)	1,092	23,260
TriNet Group, Inc.* (Professional Services)	1,092	27,770
Trinseo SA (Chemicals)	728	47,138
Triple-S Management Corp.* (Health Care Providers & Services)	728	13,912
Triumph Group, Inc. (Aerospace & Defense)	1,092	29,211
tronc, Inc.* (Media)	910	12,067
Tronox, Ltd. - Class A (Chemicals)	2,366	29,622
Trovagene, Inc.* (Biotechnology)	1,456	2,912
TrueBlue, Inc.* (Professional Services)	1,092	27,027
TrueCar, Inc.* (Internet Software & Services)	1,638	21,540
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,548	21,403
Trustmark Corp. (Banks)	1,638	55,070
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,002	29,690
Tuesday Morning Corp.* (Multiline Retail)	1,638	7,043
Tutor Perini Corp.* (Construction & Engineering)	910	27,118
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,456	86,109
Ubiquiti Networks, Inc.* (Communications Equipment)	728	45,427
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,456	18,244
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	910	68,259
UMB Financial Corp. (Banks)	1,092	84,237
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	910	13,332
Umpqua Holdings Corp. (Banks)	4,914	89,975
Union Bankshares Corp. (Banks)	1,092	40,142
Unisys Corp.* (IT Services)	1,638	21,048
Unit Corp.* (Energy Equipment & Services)	1,274	33,124
United Bankshares, Inc. (Banks)	1,456	65,229
United Community Banks, Inc. (Banks)	1,638	46,077
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,638	13,939
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,456	26,281
United Natural Foods, Inc.* (Food & Staples Retailing)	1,092	49,904
Univar, Inc.* (Trading Companies & Distributors)	1,092	32,563
Universal American Corp.* (Health Care Providers & Services)	1,820	18,091
Universal Corp. (Tobacco)	546	37,128
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	910	60,060
Universal Insurance Holdings, Inc. (Insurance)	910	23,797
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,002	55,996
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	728	16,344
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	1,820	7,644
Valhi, Inc. (Chemicals)	2,912	9,056
Valley National Bancorp (Banks)	5,642	68,325
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,092	15,452

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Common Stocks, continued

	Shares	Value
VASCO Data Security International, Inc.* (Software)	910	$13,832
Vector Group, Ltd. (Tobacco)	2,002	44,164
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,092	28,119
Verint Systems, Inc.* (Software)	1,456	54,382
Versartis, Inc.* (Biotechnology)	910	13,013
ViaSat, Inc.* (Communications Equipment)	910	59,068
Viavi Solutions, Inc.* (Communications Equipment)	5,460	48,867
VirnetX Holding Corp.* (Software)	2,002	5,205
Virtu Financial, Inc. - Class A (Capital Markets)	728	12,776
Virtusa Corp.* (IT Services)	728	18,549
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,094	51,360
Vital Therapies, Inc.* (Biotechnology)	1,092	5,405
Vitamin Shoppe, Inc.* (Specialty Retail)	728	15,761
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	1,820	5,551
Vocera Communications, Inc.* (Health Care Technology)	910	18,883
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,732	33,550
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	2,730	7,917
Wabash National Corp. (Machinery)	1,638	28,911
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,820	32,851
WageWorks, Inc.* (Professional Services)	910	65,656
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	728	22,866
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,002	65,766
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	4,186	40,395
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,638	51,515
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	728	13,177
Watts Water Technologies, Inc. - Class A (Machinery)	728	48,048
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	728	30,256
Web.com Group, Inc.* (Internet Software & Services)	1,092	20,693
WebMD Health Corp.* (Internet Software & Services)	910	45,400
Webster Financial Corp. (Banks)	2,002	105,144
Weight Watchers International, Inc.* (Diversified Consumer Services)	910	11,330
Werner Enterprises, Inc. (Road & Rail)	1,092	30,685
WesBanco, Inc. (Banks)	910	37,765
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	1,456	22,058
West Corp. (Commercial Services & Supplies)	1,092	26,503
Westamerica Bancorp (Banks)	546	30,986
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	1,274	12,855
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,638	57,346
WGL Holdings, Inc. (Gas Utilities)	1,092	89,479
Whitestone REIT (Equity Real Estate Investment Trusts)	910	12,658
Willbros Group, Inc.* (Energy Equipment & Services)	2,366	7,169
William Lyon Homes* - Class A (Household Durables)	728	12,849
Windstream Holdings, Inc. (Diversified Telecommunication Services)	2,548	20,588
Winnebago Industries, Inc. (Automobiles)	728	22,859
Wintrust Financial Corp. (Banks)	1,092	78,187
WisdomTree Investments, Inc. (Capital Markets)	2,730	28,119
WMIH Corp.* (Insurance)	6,006	9,309
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,184	51,302
Woodward, Inc. (Machinery)	1,092	76,047
World Wrestling Entertainment, Inc. - Class A (Media)	910	17,818
Worthington Industries, Inc. (Metals & Mining)	1,092	52,187
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	2,366	59,576
WSFS Financial Corp. (Thrifts & Mortgage Finance)	728	32,978
Xactly Corp.* (Internet Software & Services)	728	8,845
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	1,820	13,796
Xencor, Inc.* (Biotechnology)	910	21,685
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,366	43,416
Xenith Bankshares, Inc.* (Banks)	364	9,479
XO Group, Inc.* (Internet Software & Services)	728	13,708
XPO Logistics, Inc.* (Air Freight & Logistics)	2,184	97,712
Yadkin Financial Corp. (Banks)	1,274	40,768
YRC Worldwide, Inc.* (Road & Rail)	1,092	16,304
Zafgen, Inc.* (Biotechnology)	1,274	5,364
ZAGG, Inc.* (Household Durables)	1,456	9,755
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	910	40,349
Zendesk, Inc.* (Software)	1,820	43,553
ZIOPHARM Oncology, Inc.* (Biotechnology)	3,276	19,394
ZixCorp.* (Software)	2,184	10,418
Zogenix, Inc.* (Pharmaceuticals)	1,092	8,791
TOTAL COMMON STOCKS (Cost $28,386,076)		38,193,270

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	2,635	—
Dyax Corp.*^+(b) (Biotechnology)	1,854	2,058
Leap Wireless International, Inc.*^+(c) (Wireless Telecommunication Services)	1,900	$4,788

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Contingent Rights, continued

	Shares	Value
Trius Therapeutics, Inc.*^+(a) (Biotechnology)	1,015	$—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		6,846

Trust (NM)

	Interest Units
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	1,320	—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(d)(e) (36.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.43%-0.48%, dated 1/31/17, due 2/1/17, total to be received $37,581,465	$37,581,000	$37,581,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,581,000)		37,581,000
TOTAL INVESTMENT SECURITIES (Cost $65,971,864) - 73.6%		75,781,116
Net other assets (liabilities) - 26.4%		27,125,178
NET ASSETS - 100.0%		$102,906,294

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2017, these securities represented 0.007% of the net assets of the Fund.
^	The Advisor has deemed these securities to be illiquid. As of January 31, 2017, these securities represented 0.007% of the net assets of the Fund.
(a)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)

No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company received U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2017, the aggregate amount held in a segregated account was $16,746,000.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	104	3/20/17	$7,069,400	$(7,506)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

iShares Russell 2000 ETF	Goldman Sachs International	2/27/17	0.52%	$17,885,623	$(127,937)
Russell 2000 Index	Goldman Sachs International	2/27/17	0.87%	33,478,630	(220,482)
				51,364,253	$(348,419)

iShares Russell 2000 ETF	UBS AG	2/27/17	0.12%	49,269,020	(390,326)
Russell 2000 Index	UBS AG	2/27/17	0.47%	59,741,700	(424,870)
				109,010,720	(815,196)

				$160,374,973	$(1,163,615)

^	Reflects the floating financing rate, as of January 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$616,714	0.6%
Air Freight & Logistics	242,005	0.2%
Airlines	110,010	0.1%
Auto Components	450,581	0.4%
Automobiles	22,859	NM
Banks	3,998,400	4.0%
Biotechnology	1,989,904	2.0%
Building Products	424,466	0.4%
Capital Markets	479,070	0.5%
Chemicals	1,004,151	1.0%
Commercial Services & Supplies	892,832	0.9%
Communications Equipment	811,283	0.8%
Construction & Engineering	403,328	0.4%
Construction Materials	78,715	0.1%
Consumer Finance	205,121	0.2%
Containers & Packaging	41,918	NM
Distributors	38,144	NM
Diversified Consumer Services	418,898	0.4%
Diversified Financial Services	50,432	NM
Diversified Telecommunication Services	253,202	0.2%
Electric Utilities	431,209	0.4%
Electrical Equipment	252,716	0.2%
Electronic Equipment, Instruments & Components	1,150,043	1.1%
Energy Equipment & Services	534,507	0.5%
Equity Real Estate Investment Trusts	2,921,158	2.8%
Food & Staples Retailing	167,413	0.2%
Food Products	323,891	0.3%
Gas Utilities	468,009	0.5%
Health Care Equipment & Supplies	1,204,993	1.2%
Health Care Providers & Services	769,966	0.7%
Health Care Technology	195,233	0.2%
Hotels, Restaurants & Leisure	955,724	0.9%
Household Durables	441,166	0.4%
Household Products	73,956	0.1%
Independent Power & Renewable Electricity Producers	239,463	0.2%
Industrial Conglomerates	22,796	NM
Insurance	762,447	0.7%
Internet & Direct Marketing Retail	188,707	0.2%
Internet Software & Services	904,110	0.9%
IT Services	856,565	0.8%
Leisure Products	69,731	0.1%
Life Sciences Tools & Services	296,163	0.3%
Machinery	1,340,494	1.3%
Marine	60,690	0.1%
Media	639,690	0.6%
Metals & Mining	557,777	0.5%
Mortgage Real Estate Investment Trusts	429,973	0.4%
Multiline Retail	77,554	0.1%
Multi-Utilities	186,929	0.2%
Oil, Gas & Consumable Fuels	1,002,479	1.0%
Paper & Forest Products	196,687	0.2%
Personal Products	59,827	0.1%
Pharmaceuticals	661,477	0.6%
Professional Services	521,565	0.5%
Real Estate Management & Development	152,283	0.1%
Road & Rail	261,119	0.3%
Semiconductors & Semiconductor Equipment	1,720,128	1.7%
Software	1,569,557	1.5%
Specialty Retail	867,754	0.8%
Technology Hardware, Storage & Peripherals	258,258	0.3%
Textiles, Apparel & Luxury Goods	260,158	0.3%
Thrifts & Mortgage Finance	954,741	0.9%
Tobacco	81,292	0.1%
Trading Companies & Distributors	444,036	0.4%
Water Utilities	77,514	0.1%
Wireless Telecommunication Services	56,135	0.1%
Other **	64,706,178	62.9%
Total	$102,906,294	100.0%

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2017 (unaudited)

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable - only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	March 30, 2017

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 30, 2017

* Print the name and title of each signing officer under his or her signature.